GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 98.6%
Alabama - 3.0%
Alabama Economic Settlement Authority RB for BP Exploration &
Production, Inc. Series 2016 A (A1/A-)
$ 5,000,000 4.000%
09/15/2033
$ 5,001,115
Alabama Housing Finance Authority Multifamily Housing RB for
Cooper Green Homes Project Series 2024 C (Aa1/NR)
1,175,000 5.000
(a)(b)
02/01/2029
1,211,782
Ascension Health RB for Ascension Senior Credit Group Series
2016C (Aa3/AA)
7,000,000 5.000
11/15/2046
7,004,064
Board of  Trustees of  Alabama State University General Tuition
and Fee RB Series 2025 (AGM) (A1/AA)
1,000,000 5.250
09/01/2039
1,115,285
2,000,000 5.500
09/01/2045
2,209,542
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
6,500,000 5.250
(a)(b)
07/01/2054
6,998,803
Energy Southeast, A Cooperative District Energy Supply RB Series
2023B-1 (Fixed Rate) (A1/NR)
4,150,000 5.750
(a)(b)
04/01/2054
4,563,071
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
1,500,000 5.000
11/15/2029
1,576,756
500,000 5.000
11/15/2035
532,338
1,550,000 5.000
11/15/2036
1,643,038
775,000 5.000
11/15/2037
818,504
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (Ba2/BB+)
4,920,000 5.750
10/01/2049
5,071,058
Jefferson County Alabama Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
2,000,000 5.000
10/01/2039
2,155,879
2,000,000 5.250
10/01/2042
2,174,972
2,500,000 5.250
10/01/2045
2,683,749
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
27,860,000 5.500
10/01/2053
29,323,803
Limestone County Water and Sewer Authority Water and Sewer RB
Series 2024 (Aa3/AA-)
500,000 5.000
12/01/2044
540,614
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
100,000 3.875
11/01/2027
99,050
500,000 4.250
11/01/2032
487,892
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
50,000,000 5.000
(a)(b)
06/01/2049
52,717,870
Southeast Energy Authority A Cooperative District Energy Supply
RB, Series 2025E (Aa3/NR)
55,600,000 5.000
10/01/2030
59,387,889
Southeast Energy Authority A Cooperative District Energy Supply
RB, Series 2025H (A1/NR)
20,000,000 5.000
11/01/2035
21,269,068
Southeast Energy Authority Commodity Supply RB Series 2022A-
1 (A1/NR)
6,000,000 5.500
(a)(b)
01/01/2053
6,389,437
Southeast Energy Authority, A Cooperative District Energy Supply
RB Series 2025C (Aa1/NR)
23,000,000 5.000
(a)(b)
05/01/2055
24,496,794
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Black Belt Energy Gas District Gas Project RB 2025 Series C
(NR/BBB-)
$ 15,000,000 5.500%
(a)(b)(c)
11/01/2056
$ 16,139,897
The Black Belt Energy Gas District Gas Project RB 2025 Series F
(NR/AA-)
15,225,000 5.000
12/01/2035
16,104,556
The Black Belt Energy Gas District Gas Project RB 2026 Series A
(A3/AA+)
13,600,000 5.000
12/01/2034
14,392,934
The Black Belt Energy Gas District Gas Project RB 2026 Series C
(A1/NR)
11,250,000 5.250
06/01/2036
12,122,292
The Black Belt Energy Gas District Gas Project RB, 2024 Series D
(A1/NR)
4,000,000 5.000
(a)(b)
03/01/2055
4,263,965
The Educational Building Authority of The City of Homewood
Alabama Lease RB Tax-Exempt Series 2024-A (Baa2/NR)
3,675,000 5.500
10/01/2049
3,805,320
The Educational Building Authority of The City of Homewood
Alabama RB Tax-Exempt Series 2024-C (Baa2/NR)
6,675,000 5.500
10/01/2049
6,911,704
The Industrial Board of the Town of West Jefferson Pollution
Control Revenue Refunding Bonds for Alabama Power
Company Project Series 1998 (A1/A)
8,540,000 3.650
(b)
06/01/2028
8,634,986
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB AM NS Calvert LLC Project Series 2024A
(Baa2/BBB)
12,650,000 5.000
06/01/2054
12,711,933
The Industrial Development Board of The City of Mobile Alabama
Pollution Control RB Alabama Power Company Barry Plant
Project Series 2008 (A1/A/A-1) (PUTABLE)
3,650,000 2.750
(a)(b)
07/15/2034
3,630,600
The Industrial Development Board of the City of Mobile Pollution
Control RB for Alabama Power Company Barry Plant Project
Series 2007-C (A1/A) (PUTABLE)
7,900,000 2.950
(a)(b)
06/01/2034
7,895,232
The Industrial Development Board of The City of Prattville
Environmental Improvement Refunding Bonds International
Paper Company Project Series 2019B (NR/BBB) (PUTABLE)
1,335,000 3.450
(a)(b)
11/01/2033
1,339,026
The Industrial Development Board of The City of Prattville
Recovery Zone Facility Revenue Refunding Bonds
International Paper Company Project Series 2019C
(NR/BBB) (PUTABLE)
1,925,000 3.450
(a)(b)
11/01/2033
1,930,806
The Industrial Development Board of The City of Selma Gulf
Opportunity Zone Revenue Refunding Bonds International
Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
1,040,000 3.450
(a)(b)
11/01/2033
1,043,137
The Public Educational Building Authority of Jacksonville Higher
Educational Facilities RB for JSU Foundation Project Series
2024 Consisting of: Series 2024-A (BAM) (Baa2/AA)
3,550,000 5.250
08/01/2049
3,702,625
4,500,000 5.000
08/01/2056
4,560,347
Water Works Board of The City of Birmingham Revenue
Anticipation Bond Series 2024 (NR/NR)
9,600,000 3.750
(c)
09/01/2026
9,597,063

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
Water Works Board of The City of Birmingham Senior Water RB
Refunding Series 2016-B (NR/NR)
$ 1,250,000 5.000%
(d)
01/01/2027
$ 1,264,987
369,523,783
Alaska - 0.1%
Alaska Industrial Development and Export Authority Power
Revenue Refunding Bonds Series 2015 (Baa2/NR)
1,380,000 4.000
01/01/2028
1,380,081
Matanuska-Susitna Borough State of Alaska Lease Revenue
Refunding Bonds Series 2025B (Aa3/AA-)
3,745,000 5.000
09/01/2026
3,758,675
5,000,000 5.000
09/01/2027
5,142,105
Northern Tobacco Securitization Corp. Tobacco Settlement Asset
Back Bonds Series 2021 (NR/A)
1,750,000 5.000
06/01/2031
1,915,075
12,195,936
American Samoa - 0.0%
American Samoa Economic Development Authority RB Refunding
Series 2021 C (Ba3/NR)
1,000,000 3.720
(c)
09/01/2027
986,414
a a
Arizona - 1.6%
Arizona Health Facilites Authority Revenue Bonds Banner Health
2007B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
32,825,000 3.310
(a)(e)
01/01/2037
32,816,403
Arizona IDA Education RB for Academies of Math & Science
Projects Series 2023 (NR/BB+)
470,000 4.500
(c)
07/01/2033
475,165
250,000 5.250
(c)
07/01/2043
254,309
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/B-)
8,000,000 6.500
(c)
11/01/2053
7,803,451
Arizona Industrial Development Authority Arizona Industrial
Development Authority (NR/BB+)
1,400,000 4.875
(a)(b)(c)
07/01/2060
1,463,034
Arizona Industrial Development Authority Education RB
Academies of Math & Science Projects Series 2026A
(NR/BB+)
750,000 5.250
(c)
07/01/2046
753,472
Arizona Industrial Development Authority Pinecrest Academy
of Northern Nevada Project Education RB Series 2022A
(NR/NR)
1,250,000 4.500
(c)
07/15/2029
1,222,280
Arizona Industrial Development Authority RB for Candeo
Schools Obligated Group Project Series 2020 A
(SD CRED PROG) (NR/AA-)
425,000 3.375
07/01/2041
366,896
Arizona Industrial Development Authority RB for Equitable School
Revolving Fund LLC Obligated Group Series 2019 A (NR/A+)
1,400,000 5.000
11/01/2044
1,426,813
Arizona Industrial Development Authority RB for Kipp New York,
Inc. Macombs Facility Series 2021 A (NR/BBB-)
1,065,000 4.000
07/01/2051
874,039
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB+)
375,000 3.000
(c)
12/15/2031
352,688
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB Refunding for Doral
Academy of Northern Nevada Obligated Group Series 2021 A
(Baa3/NR)
$ 265,000 4.000%
(c)
07/15/2041
$ 236,407
Arizona Industrial Development Authority Senior Living RB  First
Tier Series 2025 A2 (NR/NR)
5,915,000 5.125
01/01/2059
5,498,547
Arizona Industrial Development Authority Senior Living
RB  Second Tier Series 2025 A2 (NR/NR)
5,948,081 5.125
01/01/2059
4,675,251
City of Chandler IDA Industrial Development RB for Intel Corp.
Project Series 2005 (NON-AMT) (Baa2/BBB)
3,350,000 3.800
(a)(b)
12/01/2035
3,388,742
City of Chandler IDA RB for Intel Corp. Project Series 2022-2
(Baa2/BBB)
22,045,000 5.000
(a)(b)
09/01/2052
22,306,687
City of Glendale, Arizona Subordinate Excise Tax RR Obligations,
Series 2017 (Aa3/AA+)
2,505,000 5.000
07/01/2029
2,565,725
City of Mesa, Arizona Utility Systems RR Bonds, Series 2021
(Aa2/AA-)
1,400,000 4.000
07/01/2035
1,433,622
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 A (Aa3/AA-)
1,375,000 3.000
07/01/2049
1,063,689
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/AA-)
3,790,000 3.250
07/01/2049
2,953,543
City of Phoenix Civic Improvement Corporation Water System RB
Refunding Junior Lien Series 2016 (Aa2/AAA)
7,000,000 5.000
07/01/2030
7,029,005
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
650,000 3.000
(c)
07/01/2031
617,607
1,275,000 4.000
(c)
07/01/2041
1,171,796
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
325,000 2.100
(b)(c)
07/01/2026
321,750
3,225,000 2.625
(b)(c)
07/01/2031
2,983,814
3,225,000 3.500
(b)(c)
07/01/2044
2,612,837
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022A (NR/NR)
2,500,000 6.750
(c)
11/15/2042
2,707,365
Entertainment Center Community Facilities District RB Series
2017 (NR/NR)
4,051,000 4.000
07/01/2037
4,140,707
Equitable Senior National Charter School Revolving Loan Fund
RB for Arizona IDA Series 2023A Social Bonds (NR/A+)
1,675,000 5.000
11/01/2028
1,739,343
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
725,000 3.500
07/01/2029
711,901
376,000 4.100
07/01/2034
372,691
1,090,000 4.750
07/01/2043
1,078,879
Glendale Industrial Development Authority RB for People of Faith,
Inc. Obligated Group Series 2020 A (NR/NR)
455,000 4.000
05/15/2031
450,180
1,000,000 5.000
05/15/2041
1,004,409

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Glendale Industrial Development Authority RB Refunding for Sun
Health Services Obligated Group Series 2019 A (NR/NR)
$ 5,210,000 5.000%
11/15/2042
$ 5,223,848
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
380,000 4.000
02/15/2041
355,093
295,000 4.000
02/15/2046
258,940
Maricopa County Arizona Pollution Control Company 4.5%
Pollution Control Refunding RB 2012 Series A (Baa2/NR)
4,175,000 4.500
08/01/2042
4,175,768
Maricopa County Arizona Pollution Control Corp. Pollution
Control Revenue Refunding Bonds Public Service
Company of New Mexico Palo Verde Project 2003 Series A
(NON-AMT) (Baa2/BBB) (PUTABLE)
3,300,000 3.875
(a)(b)
01/01/2038
3,371,282
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2020
A (NR/BB)
275,000 4.000
(c)
07/01/2030
275,049
600,000 5.000
(c)
07/01/2040
603,037
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2021
A (NR/BB)
950,000 4.000
(c)
07/01/2051
760,564
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
75,000 5.000
(c)
10/01/2026
74,791
400,000 5.125
(c)
10/01/2030
390,166
Maricopa County Industrial Development Authority RB Refunding
for Legacy Traditional School Obligated Group Series 2019 A
(SD CRED PROG) (Ba1/AA-)
200,000 4.000
07/01/2026
200,000
200,000 4.000
07/01/2027
201,600
325,000 4.000
07/01/2028
329,347
250,000 4.000
07/01/2029
254,147
500,000 4.000
07/01/2034
502,419
700,000 5.000
07/01/2039
718,440
Maricopa County Pollution Control Refunding RB for El
Paso Electric Company Palo Verde Project Series 2009 A
(NON-AMT) (Baa2/NR)
6,575,000 3.600
02/01/2040
6,212,323
Pima County IDA RB Refunding for Career Success Schools, Inc.
Series 2020 (NR/NR)
210,000 4.750
(c)
05/01/2030
210,630
225,000 5.500
(c)
05/01/2040
225,701
Salt Verde Financial Corp. RB Gas Senior Series 2007-1
(A3/BBB+)
9,130,000 5.000
12/01/2037
9,612,316
The Industrial Development Authority of The City of Chandler
Arizona Industrial Development RB Series 2019
(AMT) (Baa2/BBB)
2,850,000 4.000
(a)(b)
06/01/2049
2,894,502
The Industrial Development Authority of The City of Sierra Vista
Education Facility RB American Leadership Academy Project
Series 2024 (NR/NR)
1,675,000 5.000
(c)
06/15/2044
1,592,178
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
The Industrial Development Authority of the County of Maricopa
Education RB Legacy Traditional Schools – Clemmons North
Carolina Campus Project Series 2026A (NR/BBB-)
$ 12,830,000 4.000%
07/01/2034
$ 12,641,922
The Industrial Development Authority of The County of Maricopa
Education Refunding RB for Legacy Traditional Schools
Projects Series 2024 (NR/BBB-)
5,760,000 4.000
07/01/2034
5,675,563
The Industrial Development Authority of the County of Maricopa
Forward Delivery RB Banner Health Series 2026D (NR/AA-)
7,075,000 5.000
(f)
01/01/2031
7,606,569
The Industrial Development Authority of The County of Maricopa
RB Banner Health Series 2016A (NR/AA-)
5,000,000 5.000
01/01/2035
5,054,956
8,350,000 5.000
(f)
01/01/2038
9,377,728
197,671,926
Arkansas - 0.2%
Arkansas Development Finance Authority Environmental
Improvement RB Series 2022 (AMT) (NR/BB+)
2,000,000 5.450
09/01/2052
2,045,699
Arkansas Development Finance Authority RB for Baptist Health
Obligated Group Series 2019 (NR/A)
2,790,000 5.000
12/01/2047
2,827,684
4,630,000 3.200
12/01/2049
3,656,222
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
315,000 3.000
07/01/2032
252,151
310,000 3.125
07/01/2036
225,558
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
4,700,000 3.500
07/01/2038
3,432,450
Batesville Public Facilities Board RB Refunding for White River
Health System Obligated Group Series 2020 (NR/BBB-)
3,530,000 5.000
06/01/2027
3,540,333
Rogers School District No. 30 of Benton County Arkansas
Construction Bonds Arkansas School District Intercept
Program (ST AID WITHHLDG) (Aa2/NR)
4,050,000 4.000
02/01/2034
4,106,464
3,280,000 4.000
02/01/2037
3,300,474
The Fayetteville Public Facilities Board Retirement Facilities RB
Butterfield Trail Village Project Series 2026 (NR/NR)
500,000 5.000
12/01/2036
545,541
700,000 5.250
12/01/2046
729,694
24,662,270
California - 7.4%
Airport Commission of The City and County of San Francisco
San Francisco International Airport Second Series RB Series
2018D (AMT) (Aa3/AA-)
4,000,000 5.250
05/01/2048
4,056,920
Airport Commission of The City and County of San Francisco San
Francisco International Airport Second Series Revenue Bonds
Series 2025A (AMT) (Aa3/AA-)
4,750,000 5.500
05/01/2055
5,101,912
Airport Commission of The City and County of San Francisco
San Francisco International Airport Second Series Revenue
Refunding Bonds Series 2024A (Aa3/NR)
11,475,000 5.250
05/01/2049
12,097,300

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Airport Commission of The City and County of San Francisco
Second Series RR Bonds, Series 2023C (AMT) (Aa3/NR)
$ 12,500,000 5.750%
05/01/2048
$ 13,632,297
Alhambra California Unified School District Election of 2008
GO Bonds Capital Appreciation for Elementary Schools
Improvement District Series 2011 B (AGM) (Aa2/AA)
1,000,000 0.000
(g)
08/01/2037
693,535
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.30%)
12,750,000 2.970
(a)(e)
04/01/2056
12,710,574
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.41%)
8,450,000 3.080
(a)(e)
04/01/2056
8,395,511
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR)
345,000 3.000
09/01/2036
324,446
360,000 3.000
09/01/2037
334,590
370,000 3.000
09/01/2038
337,185
380,000 3.000
09/01/2039
340,202
1,160,000 5.000
09/01/2044
1,170,916
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series A (NON-AMT) (AGM) (A1/AA)
4,000,000 4.000
07/01/2054
3,867,224
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
5,125,000 4.375
07/01/2049
5,090,195
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
8,010,000 5.000
(a)(b)
02/01/2054
8,497,246
California Community Choice Financing Authority Clean Energy
Project RB Series 2022A (A1/NR)
16,990,000 4.000
(a)(b)
05/01/2053
17,194,927
California Community Choice Financing Authority Clean Energy
Project RB Series 2024E (Green Bonds) (A1/NR)
3,375,000 5.000
(a)(b)
02/01/2055
3,595,919
California Community Choice Financing Authority Clean Energy
Project RB Series 2026A-1 (A1/NR)
20,000,000 5.000
(a)(b)
04/01/2056
21,501,802
California Community Choice Financing Authority Clean Energy
Project RB Series 2026F (Green Bonds) (Aa1/NR)
31,250,000 5.000
(f)
06/01/2036
33,881,353
California Community Choice Financing Authority Clean Energy
Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
4,250,000 5.000
(a)(b)
02/01/2055
4,513,113
California County Tobacco Securitization Agency RB Refunding
for Merced County Tobacco Funding Corp. Series 2020 B
(NR/NR)
265,000 5.000
06/01/2050
248,932
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 A
(NR/BBB+)
950,000 4.000
06/01/2049
843,249
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-1
(NR/BBB+)
160,000 5.000
06/01/2049
160,395
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
$ 2,375,000 0.000%
(g)
06/01/2055
$ 491,855
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-2 (NR/NR)
11,755,000 0.000
(g)
06/01/2055
2,044,930
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
45,220,000 0.000
(g)
06/01/2055
4,451,534
California Educational Facilities Authority RB for Stanford
University Series 2010 U-1 (Aaa/AAA)
5,000,000 5.250
04/01/2040
6,196,497
California Educational Facilities Authority RB Stanford University,
Series U-7 (Aaa/AAA)
3,750,000 5.000
06/01/2046
4,436,629
California Enterprise Development Authority RB for Provident
Group-SDSU Properties LLC - M@College Project Series
2020 A (Baa3/NR)
600,000 5.000
08/01/2045
612,293
California Enterprise Development Authority Student Housing RR
Bonds for Provident Group - Pomona Properties L.L.C. Project
Series 2024A (Baa3/NR)
1,000,000 5.000
01/15/2045
1,026,196
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
20,000,000 5.000
12/01/2028
20,925,064
1,130,000 5.250
12/01/2040
1,232,426
3,130,000 5.250
12/01/2041
3,392,879
2,000,000 5.250
12/01/2043
2,153,106
2,750,000 5.250
12/01/2044
2,946,876
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2024A (NR/BBB+)
7,080,000 5.000
12/01/2036
7,742,361
1,000,000 5.250
12/01/2042
1,082,879
California Health Facilities Financing Authority RB Cedars-Sinai
Health System Series 2021A (Aa3/AA-)
11,675,000 4.000
08/15/2048
11,090,526
California Health Facilities Financing Authority RB Children'S
Hospital of Orange County Series 2024B (NR/AA)
7,300,000 5.000
(a)(b)
11/01/2054
8,016,104
California Health Facilities Financing Authority RB for Children’s
Hospital at Los Angeles Series 2017 A (Ba2/NR)
5,800,000 5.000
08/15/2047
5,657,341
California Health Facilities Financing Authority RB for Lucile
Salter Packard Children's Hospital at Stanford 2016 Series B
(A1/A+)
10,760,000 5.000
08/15/2055
10,769,474
California Health Facilities Financing Authority RB for Lucile
Salter Packard Children's Hospital Series 2017 A (A1/A+)
375,000 5.000
11/15/2028
387,990
350,000 5.000
11/15/2029
361,769
565,000 5.000
11/15/2030
583,593
10,000 5.000
11/15/2042
10,218
California Health Facilities Financing Authority RB for Providence
Health & Services Series 2014B (A3/A)
6,970,000 5.000
10/01/2044
6,974,742

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority RB Scripps Health
Series 2024B (NR/AA-)
$ 2,200,000 5.000%
(a)(b)
11/15/2061
$ 2,410,112
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital at Stanford 2022
Series A Forward Delivery (A1/A+)
5,300,000 4.000
05/15/2046
5,240,178
2,250,000 4.000
05/15/2051
2,110,945
California Housing Finance Agency Limited Obligation
Multifamily Housing RB Sierra Vista Apartments 2026 Issue S
(Tax-Exempt ) (Aa1/NR)
3,225,000 2.875
(a)(b)
07/01/2031
3,227,150
California Infrastructure & Economic Development Bank RB for
California Academy of Sciences Series 2024A (A2/NR)
13,585,000 3.250
08/01/2029
13,681,445
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 A (A3/NR)
4,500,000 1.200
(a)(b)
12/01/2050
4,300,129
California Infrastructure & Economic Development Bank RB
Series B (A3/A-)
525,000 4.000
05/01/2039
530,782
California Infrastructure and Economic Development Bank Clean
Water State Revolving Fund RB, Series 2017 (Aaa/AAA)
4,800,000 5.000
10/01/2036
4,878,226
California Municipal Finance Authority Multifamily Housing RB
for View at San Bruno 2024 Series A-1 (Aa1/NR)
4,395,000 5.000
(a)(b)
06/01/2056
4,599,681
California Municipal Finance Authority Municipal Certificates,
Series 2025-1 Class A-1 (NR/AA-)
8,889,536 0.000
(b)(h)
02/20/2041
8,353,294
California Municipal Finance Authority RB for California Lutheran
University Series 2018 (Baa2/NR)
240,000 5.000
10/01/2033
246,760
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (Baa1/BBB+)
1,300,000 5.000
02/01/2034
1,309,680
325,000 5.000
02/01/2042
326,517
450,000 5.000
02/01/2047
450,730
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
1,830,000 4.000
07/01/2041
1,672,671
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa2/NR)
350,000 5.000
10/01/2027
357,756
225,000 5.000
10/01/2029
233,144
125,000 5.000
10/01/2030
129,305
California Municipal Finance Authority RB Refunding for
Claremont Graduate University Series 2020 B (NR/NR)
1,125,000 5.000
(c)
10/01/2039
1,155,710
1,035,000 5.000
(c)
10/01/2049
1,035,181
California Municipal Finance Authority RB Sfmta
Potrero Yard Modernization Project Series 2026B
(Tax-Exempt Milestone Bonds) (A2/NR)
7,310,000 5.000
06/30/2032
7,870,802
California Municipal Finance Authority Revenue Refunding Bonds
for Eisenhower Medical Center Series 2017A (Baa2/NR)
4,225,000 5.000
07/01/2047
4,233,022
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
$ 2,570,000 5.000%
12/31/2026
$ 2,588,007
2,005,000 5.000
06/30/2027
2,035,824
3,005,000 5.000
12/31/2027
3,071,297
11,725,000 5.000
12/31/2043
11,903,580
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (A2/NR)
3,500,000 4.000
12/31/2047
3,218,241
California Municipal Finance Authority Solid Waste Disposal RB
for Republic Services, Inc. Project Series 2024A (NR/A-/A-2)
6,750,000 3.875
(a)(b)
03/01/2054
6,851,320
California Municipal Finance Authority Solid Waste Disposal RB
Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
3,150,000 3.375
(a)(b)
09/01/2050
3,150,708
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB+)
6,425,000 4.000
07/15/2029
6,491,473
California Pollution Control Financing Authority RB for
American Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,625,000 3.700
(a)(b)
08/01/2040
1,650,364
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-3 (NR/A-/A-2)
4,205,000 4.300
07/01/2040
4,209,758
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa2/NR)
19,840,000 5.000
(c)
07/01/2037
19,873,918
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa2/NR)
2,725,000 5.000
(c)
07/01/2034
2,985,186
420,000 5.000
(c)
07/01/2035
458,607
2,605,000 5.000
(c)
07/01/2036
2,826,473
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa2/NR)
1,440,000 5.000
(c)
11/21/2045
1,443,122
California Pollution Control Financing Authority Water Furnishing
RB Refunding for San Diego County Water Desalination
Project Series 2019 (Baa2/NR)
2,500,000 5.000
(c)
11/21/2045
2,557,331
California Public Finance Authority Health Care Facilities RB
Series 2025A (Baa1/NR)
650,000 5.000
11/01/2054
664,351
California Public Finance Authority RB for Excelsior Charter
School Project Series 2020 A (NR/NR)
1,055,000 5.000
(c)
06/15/2040
1,055,621
California School Finance Authority Charter School Grant
Anticipation Notes Magnolia Public Schools, Series 2025
(NR/NR)
6,500,000 4.400
(c)
12/01/2026
6,506,459
California School Finance Authority Charter School RB Classical
Academies Project Series 2020A (NR/BBB-)
125,000 3.000
(c)
10/01/2030
120,892

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
$ 760,000 6.250%
(c)
04/01/2052
$ 765,423
California School Finance Authority Charter School RB for
Classical Academies Oceanside Project Series 2022A
(NR/BBB-)
1,100,000 5.000
(c)
10/01/2042
1,121,976
California School Finance Authority Charter School RB for
Classical Academies Vista Project Series 2021 (NR/BBB-)
450,000 4.000
(c)
10/01/2046
395,529
California School Finance Authority Charter School RB for
Envision Education – Obligated Group Series 2024A
(NR/BB+)
665,000 5.000
(c)
06/01/2044
658,744
750,000 5.000
(c)
06/01/2054
694,481
California School Finance Authority Charter School RB for Harbor
Springs Obligated Group Series 2024A (NR/BB+)
2,000,000 5.000
(c)
07/01/2039
2,063,339
California School Finance Authority Charter School RB for
Hawking Steam Charter School Project Series 2022 (NR/BB+)
950,000 5.250
(c)
07/01/2052
952,605
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
1,000,000 6.250
(c)
06/01/2042
1,044,200
California School Finance Authority Charter School RB Orange
County Educational Arts Academy Project Series 2023A
(NR/NR)
545,000 5.000
(c)
06/01/2033
559,045
California School Finance Authority Charter School RB Orange
Springs Obligated Group Series 2026A (NR/BB+)
1,775,000 5.375
(c)
07/01/2046
1,762,364
California School Finance Authority Charter School Refunding RB
Partnerships to Uplift Communities Project Series 2023 Social
Bonds (NR/BB)
615,000 5.000
(c)
08/01/2033
618,135
California School Finance Authority Educational Facilities RB
New Designs Charter School Project Series 2024A (NR/BB+)
750,000 4.750
(c)
06/01/2044
750,289
650,000 5.000
(c)
06/01/2054
626,044
California School Finance Authority RB for Classical Academy
Obligated Group Series 2021 A (NR/BBB-)
1,000,000 3.000
(c)
10/01/2031
957,195
California School Finance Authority RB for Fenton Charter Public
Schools Series 2020 A (NR/BB+)
1,280,000 4.000
(c)
07/01/2030
1,277,203
1,975,000 5.000
(c)
07/01/2040
1,976,014
California School Finance Authority RB for iLEAD Lancaster
Series 2021 A (ST INTERCEPT) (NR/NR)
435,000 5.000
(c)
06/01/2041
422,720
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 B (NR/NR)
100,000 4.875
(c)
06/01/2027
87,092
California School Finance Authority School Facility Refunding RB
Value Schools, Series 2023A (ST INTERCEPT) (NR/BBB-)
860,000 5.000
(c)
07/01/2033
894,803
California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
1,250,000 5.000
08/01/2046
1,250,763
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
Community Facilities District No. 2018-02 Special Tax for
Improvement Area No. 1 Series 2020 (NR/NR)
$ 1,375,000 7.250%
(c)
09/01/2050
$ 1,411,100
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Atwell
Improvement Area No. 3 Special Tax Bonds Series 2024
(NR/NR)
405,000 5.000
09/01/2049
413,664
500,000 5.000
09/01/2054
504,894
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2018
B (NR/BBB+)
2,630,000 5.000
09/02/2033
2,710,680
2,370,000 5.000
09/02/2038
2,428,478
350,000 5.000
09/02/2043
355,603
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2019
A (NR/NR)
1,250,000 5.000
09/02/2039
1,292,325
California Statewide Communities Development Authority
Infrastructure Programme Special Assessment Bonds Series
2019 A (NR/NR)
2,319,000 5.000
09/02/2029
2,387,945
California Statewide Communities Development Authority
Infrastructure Programme Special Assessment Bonds Series
2019 B (NR/A-)
1,500,000 5.000
09/02/2034
1,574,152
California Statewide Communities Development Authority Open
Pace Property Assessed Clean Energy Limited Obligation
Improvement Bonds Series 2026 Greenrock Hr Ontario Hotel
Project (Tax-Exempt) (NR/NR)
1,500,000 5.250
(c)
09/02/2061
1,531,214
California Statewide Communities Development Authority
Pollution Control RB Refunding for Southern California
Edison Company Series 2006 D (NON-AMT) (A2/BBB+)
3,150,000 4.500
11/01/2033
3,277,125
California Statewide Communities Development Authority RB
Adventist Health System West Series 2015A (NR/BBB+)
8,120,000 5.000
03/01/2045
8,122,687
California Statewide Communities Development Authority RB
for Lancer Educational Housing LLC Project Series 2019 A
(NR/NR)
450,000 3.000
(c)
06/01/2029
441,077
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Series 2014A
(NR/BB+)
2,975,000 5.250
12/01/2044
2,976,388
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Series 2016A
(NR/BB+)
3,500,000 5.000
(c)
12/01/2046
3,500,789
California Statewide Communities Development Authority RB
for Marin General Hospital Obligated Group Series 2018 A
(NR/BBB)
315,000 5.000
08/01/2030
323,314
California Statewide Communities Development Authority RB for
NCCD-Hooper Street LLC Project Series 2019 (NR/B)
700,000 5.000
(c)
07/01/2029
711,341

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB
Green Bonds for Marin General Hospital Series 2018A
(NR/BBB)
$ 300,000 5.000%
08/01/2028
$ 308,546
California Statewide Communities Development Authority
RB Loma Linda University Medical Center, Series 2016A
(NR/BB+)
6,925,000 5.000
(c)
12/01/2036
6,929,325
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2017 A (NR/A-)
455,000 4.000
04/01/2034
456,378
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2021 A (NR/A-)
3,235,000 3.000
04/01/2037
2,993,814
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB+)
9,510,000 5.500
12/01/2054
9,513,538
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2016 A (NR/BB+)
1,725,000 5.000
(c)
12/01/2031
1,726,449
California Statewide Communities Development Authority Special
Assessment for Statewide Community Infrastructure Program
Series 2019 C (NR/NR)
790,000 4.000
09/02/2029
798,832
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
450,000 5.125
09/01/2042
471,904
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018B (NR/BBB+)
1,785,000 5.000
09/02/2048
1,802,406
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018C (NR/NR)
1,040,000 5.000
09/02/2048
1,050,315
California Statewide Communities Development Authority Student
Housing RB for University of California Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC Series 2017
(Baa1/NR)
7,950,000 5.000
05/15/2042
8,012,667
6,550,000 5.000
05/15/2047
6,573,371
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
2,610,000 5.000
05/15/2040
2,612,678
California Statewide Community Development Authority Pollution
Control Refunding RB 2010 Series A (A2/BBB+)
3,990,000 1.750
09/01/2029
3,768,329
California Statewide Financing Authority Tobacco Settlement RB
Capital Appreciation for Turbo Pooled Program Series 2006 B
(NR/NR)
22,510,000 0.000
(g)
06/01/2046
3,958,521
CFD No. 2016-1 of The Root Creek Water District Improvement
Area No. 2 Series 2023 Special Tax Bonds (NR/NR)
1,000,000 5.000
09/01/2048
1,027,079
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
$ 250,000 4.000%
09/01/2028
$ 252,886
165,000 3.000
09/01/2037
145,383
170,000 3.000
09/01/2038
146,424
175,000 3.000
09/01/2039
146,918
180,000 3.000
09/01/2040
148,123
620,000 3.125
09/01/2044
490,006
Citrus Community College District GO Bonds Capital Appreciation
for Election of 2004 Series 2009 C (Aa1/AA)
3,500,000 0.000
(g)
06/01/2034
2,746,219
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000 4.000
09/01/2042
561,888
City & County of San Francisco Special Tax District No. 2020-1
for Mission Rock Facilities and Services Series 2021 A
(NR/NR)
40,000 4.000
(c)
09/01/2026
40,035
150,000 4.000
(c)
09/01/2031
152,387
700,000 4.000
(c)
09/01/2036
702,294
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
575,000 5.000
09/01/2048
587,133
City of Beaumont CFD No. 2016-3 Sundance 2023 Special Tax
Bonds (NR/NR)
745,000 5.000
09/01/2048
764,257
City of Chino CA Community Facilities District No. 2003-3
Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000 4.000
09/01/2029
1,142,593
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
2,000,000 5.250
09/01/2042
2,118,595
2,000,000 5.375
09/01/2047
2,093,689
City of Fairfield Community Facilities District No. 2019-1 for
Improvement Area No. 1 Series 2020 A (NR/NR)
760,000 5.000
09/01/2035
798,088
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series F (Aa3/AA-)
1,650,000 4.000
05/15/2049
1,527,877
City of Los Angeles Department of Airports International Airport
Subordinate RB 2019 Series F (AMT) (Aa3/AA-)
1,000,000 5.000
05/15/2039
1,035,357
City of Los Angeles Department of Airports International Airport
Subordinate RB 2023 Series A (Aa3/AA-)
5,000,000 5.000
05/15/2035
5,517,644
600,000 5.000
05/15/2036
654,972
1,255,000 5.000
05/15/2038
1,352,404
3,000,000 5.250
05/15/2048
3,155,170
City of Los Angeles Wastewater System RB Series 2010-B
(Aa3/AA)
1,000,000 5.813
06/01/2040
1,045,595
City of Los Angeles, LAX Subordinate RB 2022 Series A
(Aa3/AA-)
9,155,000 4.000
05/15/2038
9,231,286
City of Newport Beach Assessment District No. 124 Limited
Obligation Improvement Bonds 2023 Series A (NR/NR)
620,000 4.125
09/02/2038
630,809

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
$ 250,000 4.000%
09/01/2026
$ 250,222
150,000 3.000
09/01/2038
130,072
160,000 3.000
09/01/2039
135,450
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,325,000 5.000 *
04/01/2027
1,126,250
1,000,000 5.000 *
04/01/2029
770,000
1,250,000 5.000 *
04/01/2030
937,500
1,500,000 5.000 *
04/01/2031
1,110,000
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Refunding Bonds Series 2021 (NR/NR)
515,000 3.000
09/01/2031
487,312
City of Rancho Cordova Sunridge Anatolia Community Facilities
District Special Tax Bonds Series 2016 (NR/NR)
1,780,000 4.000
09/01/2029
1,781,504
500,000 4.000
09/01/2030
500,340
City of Roseville CA ST Series 2019 (NR/NR)
275,000 5.000
09/01/2026
275,742
210,000 5.000
09/01/2027
214,565
160,000 5.000
09/01/2028
165,249
170,000 5.000
09/01/2029
175,552
110,000 5.000
09/01/2030
113,574
City of Roseville Creekview Community Facilities District No.
1 Improvement Area No. 2 Special Tax Bonds Series 2023
(NR/NR)
575,000 5.000
09/01/2038
608,844
City of Roseville Special Tax for SVSP Westpark-Federico
Community Facilities District No. 1 Series 2019 (NR/NR)
275,000 3.000
09/01/2029
270,927
815,000 5.000
09/01/2034
840,769
445,000 5.000
09/01/2039
457,652
City of Roseville Special Tax The Ranch at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
175,000 4.000
09/01/2035
177,476
400,000 4.000
09/01/2040
396,083
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
95,000 4.000
09/01/2026
95,091
65,000 5.000
09/01/2030
68,142
190,000 4.000
09/01/2032
193,416
225,000 4.000
09/01/2034
227,807
265,000 4.000
09/01/2036
266,623
305,000 4.000
09/01/2038
305,528
330,000 4.000
09/01/2040
328,525
City of Roseville, California Creekview Community Facilities
District No. 1 Improvement Area No. 2 Special Tax Bonds
Series 2023 (NR/NR)
500,000 5.000
09/01/2043
519,050
City of Sacramento Natomas Meadows Community Facilities
District No. 2007-01 Special Tax Bonds for Improvement Area
No. 1 Series 2017 (NR/NR)
300,000 4.000
(c)
09/01/2028
301,311
1,745,000 5.000
(c)
09/01/2047
1,749,673
City of San Francisco Airport Commission International Airport
RB Series 2022A (Aa3/NR)
2,525,000 5.000
05/01/2052
2,564,488
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of San Francisco Airport Commission International Airport
Revenue Refunding Bonds Series 2023A (Aa3/NR)
$ 12,400,000 5.000%
05/01/2038
$ 13,422,064
City of San Francisco Airport Commission International Airport
Second Series RB Series 2018E (Aa3/AA-)
4,650,000 5.000
05/01/2048
4,736,963
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (Aa3/AA-)
26,310,000 5.000
05/01/2049
26,625,120
City of Santa Paula Special Tax for Harvest Community Facilities
District No. 1 Series 2020 (NR/NR)
1,000,000 5.000
09/01/2040
1,034,431
City of Stockton Community Facilities District No. 2005-1 Special
Tax Bonds Series 2019 (NR/NR)
330,000 2.250
09/01/2026
328,897
350,000 2.375
09/01/2028
339,927
380,000 2.750
09/01/2031
360,245
405,000 3.000
09/01/2033
379,598
415,000 3.000
09/01/2034
383,942
270,000 3.000
09/01/2035
246,262
900,000 3.125
09/01/2037
812,995
740,000 3.125
09/01/2039
641,850
810,000 3.250
09/01/2041
682,005
City of Upland Community Facilities District No. 2015-1 Special
Tax Improvement Area No.1 Series 2019 B (NR/NR)
95,000 3.125
09/01/2037
87,601
700,000 3.250
09/01/2041
598,115
555,000 3.500
09/01/2049
442,212
Commerce Community Development Commission Successor
Agency Tax Allocation Refunding Series 2016 A
(AGM) (NR/AA)
275,000 3.125
08/01/2035
269,436
Community Facilities District of the Menifee Union School District
Improvement Area Special Tax Bonds (NR/NR)
850,000 5.000
09/01/2042
888,947
County of El Dorado CA Community Facilities District No. 2018-1
Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000 5.000
09/01/2034
459,477
725,000 5.000
09/01/2039
736,360
775,000 5.000
09/01/2044
781,589
County of Los Angeles CA Community Facilities District NO
2021-01 (NR/NR)
2,250,000 5.000
09/01/2047
2,314,068
County of Sacramento Airport System Senior RB, Series 2025A
(AMT) (A2/A+)
1,000,000 5.000
07/01/2038
1,097,240
County of Sacramento RB Refunding for Airport System Series
2018 C (A2/A+)
745,000 5.000
07/01/2039
764,541
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
2,250,000 3.600
(c)
05/01/2047
1,935,738
Department of Airports of The City of Los Angeles California Los
Angeles International Airport Subordinate RB 2021 Series D
(Aa3/AA-)
5,000,000 4.000
05/15/2040
5,005,275

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Department of Airports of The City of Los Angeles California
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2021 Series A (Aa3/AA-)
$ 2,850,000 5.000%
05/15/2037
$ 3,042,089
Department of Airports of The City of Los Angeles, California Los
Angeles International Airport Subordinate RB 2018 Series D
(AMT) (Aa3/AA-)
5,815,000 5.000
05/15/2031
6,136,715
Department of Water and Power of The City of Los Angeles Power
System RB 2022 Series B (Aa3/NR)
1,100,000 5.000
07/01/2052
1,132,184
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa3/NR)
10,600,000 5.000
07/01/2028
10,962,315
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series B (Aa3/NR)
7,500,000 5.000
07/01/2034
8,447,455
Department of Water and Power of The City of Los Angeles Water
System RB 2017 Series A (Aa3/AA-)
1,000,000 5.000
07/01/2044
1,005,750
Department of Water and Power of The City of Los Angeles Water
System RB 2018 Series A (Aa3/AA-)
2,185,000 5.000
07/01/2043
2,226,496
Dublin Community Facilities District No. 2015-1 Improvement
Area No. 1 Special Tax Series 2017 (NR/NR)
7,020,000 5.000
09/01/2047
7,060,972
East Garrison Public Finance Authority Special Tax for East
Garrison Project Series 2019 (NR/NR)
390,000 3.125
09/01/2044
306,352
1,600,000 3.125
09/01/2049
1,158,288
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (A3/A)
3,255,000 4.000
01/15/2046
3,205,265
El Camino Community College District Election of 2012 GO
Bonds Series 2024E (Aa1/NR)
1,025,000 4.000
08/01/2042
1,061,671
610,000 4.000
08/01/2043
628,783
Elk Grove Finance Authority California Special Tax RB Series
2024 (NR/NR)
800,000 5.000
09/01/2039
845,362
Equitable School Revolving Fund California Infrastructure
and Economic Development Bank Series 2024 B
(Social Bonds) (NR/A+)
1,750,000 5.000
11/01/2054
1,791,467
Eureka California University School District Go Boards Election of
2002 2005 (NATL) (Baa3/A+)
2,875,000 0.000
(g)
08/01/2036
1,993,309
3,430,000 0.000
(g)
08/01/2040
1,985,365
3,525,000 0.000
(g)
08/01/2041
1,949,730
3,620,000 0.000
(g)
08/01/2042
1,914,507
Folsom Ranch Financing Authority City of Folsom Community
Facilities District No. 23 Improvement Area No. 2 California
Special Tax RB Series 2024 (NR/NR)
400,000 5.000
09/01/2049
407,336
360,000 5.000
09/01/2053
365,517
Folsom Ranch Financing Authority Special Tax for City of Folsom
Community Facilities District No. 21 Series 2021 (NR/NR)
415,000 4.000
09/01/2046
388,952
500,000 4.000
09/01/2050
448,622
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road RB
Refunding RMKT 08/24/17 Series 2013 B Subseries B-1
(A3/A)
$ 1,300,000 3.950%
(b)
01/15/2053
$ 1,189,256
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
16,025,000 3.850
06/01/2050
14,709,591
Hayward Unified School District Election of 2014 GO Bonds
Series 2017 (AGM) (NR/AA)
8,000,000 4.000
08/01/2042
7,986,261
Improvement Area 3 of The City of Stockton Community Facilities
District No. 2018-2 Westlake Villages Ii Special Tax Bonds
Series 2024 (NR/NR)
625,000 5.000
09/01/2054
627,218
Improvement Area B of The City of Fillmore CFD No. 5,
California Heritage Valley Parks Special Tax Bonds, 2023
Series (NR/NR)
2,370,000 5.000
09/01/2048
2,415,300
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
10,250,000 0.000
(g)
06/01/2036
5,208,168
Irvine Unified School District Community Facilities District
Special Tax Bonds Series 2017 D (NR/NR)
3,280,000 5.000
03/01/2057
3,287,909
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 D (NR/NR)
175,000 4.000
09/01/2026
175,167
Lammersville Joint Unified School District Improvement
Community Facilities District No.
2014-1
Special Tax Bonds
Series 2019 (NR/NR)
755,000 5.000
09/01/2048
759,073
Lammersville Joint Unified School District No. 2002 Special
Tax Refunding for Community Facilities Series 2017
(AGM) (NR/AA)
3,000,000 3.500
09/01/2035
3,003,073
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,300,000 3.000
08/01/2046
2,696,686
Los Angeles Community College District Los Angeles County
California 2020 GO Refunding Bonds (NR/A)
1,000,000 5.000
07/01/2038
1,041,824
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
1,825,000 3.000
12/01/2050
1,391,852
Los Angeles Department of Airports RB Senior Refunding Series
2018 B (Aa2/AA)
1,335,000 5.000
05/15/2034
1,378,570
Los Angeles Unified School District County of Los Angeles
California 2024 GO Refunding Bonds Series A (Aa2/NR)
3,710,000 5.000
07/01/2027
3,811,158
Menifee Union School District Riverside County GO Bonds
Capital Appreciation for Election of 2008 Series 2009 C
(AGC) (Aa2/AA)
2,000,000 0.000
(g)
08/01/2037
1,372,035
4,500,000 0.000
(g)
08/01/2038
2,957,981
4,500,000 0.000
(g)
08/01/2039
2,831,597
Merced City School District GO Bonds Capital Appreciation for
Election of 2003 Series 2005 (NATL) (NR/AA-)
1,205,000 0.000
(g)
08/01/2026
1,202,240

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Merced-Union High School District Election of 2008 GO Bonds
Series 2011 C (Aa2/NR)
$ 2,510,000 0.000%
(g)
08/01/2035
$ 1,905,275
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
1,750,000 6.500
11/01/2039
2,163,513
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
2,300,000 6.125
11/01/2029
2,417,307
2,000,000 6.500
11/01/2039
2,472,587
Northern California Gas Authority No. 1 RB for Gas Project Series
2007 B (A1/A-)
(3M USD SOFR + 0.72%)
1,865,000 3.368
(e)
07/01/2027
1,865,807
Palomar Pomerado Health GO Bonds Capital Appreciation for
Election of 2004 Series 2009 A (AGC) (A1/AA)
2,150,000 0.000
(g)
08/01/2031
1,777,414
4,150,000 0.000
(g)
08/01/2032
3,286,316
3,550,000 0.000
(g)
08/01/2033
2,689,110
6,450,000 7.000
08/01/2038
7,049,920
Rialto Unified School District County of San Bernardino,
California GO Bonds, Election of 2022, Series 2023
(BAM) (Aa3/AA)
3,250,000 4.000
08/01/2052
3,068,608
River Islands Public Financing Authority CFD Improvement Area
Subordinate Special Tax Refunding Bonds Series 2022B-1
(NR/NR)
1,970,000 5.000
09/01/2042
2,036,430
River Islands Public Financing Authority Community Facilities
District No. 2021-1 Special Tax Series 2021 (NR/NR)
900,000 4.000
09/01/2041
846,696
Riverside Unified School District Community Facilities District
No. 32 Special Tax Series 2020 (NR/NR)
185,000 4.000
09/01/2026
185,118
10,000 4.000
09/01/2027
10,081
205,000 4.000
09/01/2028
207,881
210,000 4.000
09/01/2029
213,593
220,000 4.000
09/01/2030
224,373
Roseville California Community Facilities District No. 1 Special
Tax Refunding for Fiddyment Ranch Project Series 2017
(NR/NR)
1,075,000 5.000
09/01/2026
1,078,607
1,000,000 5.000
09/01/2027
1,025,102
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
100,000 5.000
09/01/2031
103,240
185,000 5.000
09/01/2032
190,972
165,000 5.000
09/01/2033
170,293
150,000 4.000
09/01/2035
150,881
125,000 3.000
09/01/2036
112,903
470,000 5.000
09/01/2039
484,774
250,000 3.250
09/01/2041
211,399
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000 2.500
09/01/2037
705,405
725,000 4.000
09/01/2041
704,523
1,000,000 4.000
09/01/2050
894,587
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD SOFR + 0.55%)
20,895,000 3.177
(e)
06/01/2034
20,540,945
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
San Diego County Regional Airport Authority Subordinate
Airport  RB, Series 2019B (Private Activity/Amt) (NR/A)
$ 1,540,000 5.000%
07/01/2036
$ 1,605,272
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
2,850,000 4.000
07/01/2039
2,870,761
13,810,000 4.000
07/01/2046
13,022,052
4,620,000 5.000
07/01/2046
4,761,359
San Diego Unified School District 2012 GO Refunding Bonds
Series R-2 (Aa2/AA-)
4,700,000 0.000
(h)
07/01/2041
5,089,308
San Diego Unified School District GO Bonds for Election of 2008
Series 2010 C (Aa2/AA-)
5,000,000 0.000
(g)
07/01/2039
3,198,412
San Francisco City & County Airport Commission RB Unrefunded
for San Francisco International Airport Second Series 2018 G
(Aa3/AA-)
1,300,000 5.000
05/01/2027
1,323,065
San Francisco City & County Redevelopment Financing Authority
Tax Allocation for Mission Bay South Redevelopment Series
2016 C (NR/A-)
1,000,000 5.000
08/01/2033
1,001,576
Santa Clara County Financing Authority Lease RB Capital
Facilities 2026 Series A (NR/AA+)
4,650,000 4.000
11/01/2053
4,504,070
Southern California Logistics Airport Authority Junior Lien Tax
Allocation Refunding Bonds Series 2025A (AGM) (NR/AA)
250,000 5.000
12/01/2039
286,167
1,000,000 5.000
12/01/2040
1,138,498
Southern California Public Power Authority A Public Entity
Organized Under The Laws  of The State  of California
Southern Transmission System Renewal Project  RB  2026-1
(Aa3/NR)
2,100,000 5.000
07/01/2031
2,296,433
2,500,000 5.000
07/01/2032
2,774,520
Southern California Public Power Authority A Public Entity
Organized Under The Laws of The State of California
Southern Transmission System Renewal Project RB 2025-2
(Aa3/NR)
21,710,000 5.000
(a)(b)
07/01/2053
22,791,099
State of California Various Purpose GO Bonds (Aa2/AA-)
4,800,000 7.500
04/01/2034
5,458,164
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 A-1 (NR/A-)
1,000,000 5.000
06/01/2034
1,065,938
1,000,000 5.000
06/01/2036
1,060,191
1,000,000 5.000
06/01/2039
1,051,402
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-1 (NR/BB+)
1,880,000 5.000
06/01/2048
1,872,357
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-2 (NR/NR)
16,975,000 0.000
(g)
06/01/2054
3,119,851
Town of Tiburon Special Assessment for Assessment District No.
2017-1 Series 2021 A (NR/NR)
430,000 2.375
09/02/2041
309,733

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Town of Tiburon Special Assessment for Assessment District No.
2017-1 Series 2021 A (NR/NR) – (continued)
$ 945,000 2.500%
09/02/2046
$ 635,531
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A (Tax-Exempt) (NR/NR)
1,000,000 5.000
10/01/2032
1,042,771
1,000,000 5.000
10/01/2045
1,014,022
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR)
660,000 5.000
10/01/2029
690,836
555,000 5.000
10/01/2030
581,290
140,000 5.000
10/01/2031
146,310
1,000,000 5.000
10/01/2033
1,040,365
700,000 5.000
10/01/2035
724,473
500,000 5.000
10/01/2036
515,914
880,000 5.000
10/01/2038
902,992
630,000 5.000
10/01/2039
644,944
1,100,000 5.000
10/01/2040
1,124,205
950,000 5.000
10/01/2049
957,914
Washington Township Health Care District RB 2023 Series A
(Baa3/NR)
825,000 5.750
07/01/2053
860,579
West Patterson Financing Authority California Community
Facilities Villages of Patterson Special Tax Bonds Series 2024
(NR/NR)
300,000 5.000
09/01/2039
308,294
825,000 4.375
09/01/2044
795,342
906,034,467
Colorado - 3.2%
Adams County School District No. 1 GO Taxable Refunding Bonds
Series 2017 B (ST AID WITHHLDG) (NR/NR)
325,000 5.250
(d)
12/01/2026
328,336
Allison Valley Metropolitan District No. 2 GO Refunding Bonds
Series 2020 (NR/NR)
1,400,000 4.700
12/01/2047
1,342,130
Baseline Metropolitan District In The City and County of
Broomfield, Colorado Special RR and Improvement Bonds
Series 2024A (AGC) (NR/AA)
1,875,000 4.000
12/01/2046
1,825,342
1,250,000 5.000
12/01/2049
1,293,370
1,540,000 4.250
12/01/2054
1,475,278
Bella Mesa Metropolitan District GO Convertible Capital
Appreciation Bonds Series 2020 A (NR/NR)
1,855,000 6.750
(c)
12/01/2049
1,893,446
Board of Governors of Colorado State University
System RB Refunding Series 2017 C
(ST HGR ED INTERCEPT PROG) (NR/NR)
9,555,000 5.000
(d)
03/01/2028
9,959,305
Board of Trustees of The Colorado School of Mines
Institutional Enterprise RB Series 2024A
(ST HGR ED INTERCEPT PROG) (Aa2/AA)
18,620,000 4.000
12/01/2049
17,150,912
Brighton Crossing Metropolitan District No. 6 GO Bonds Series
2020 A (NR/NR)
525,000 5.000
12/01/2035
533,933
1,030,000 5.000
12/01/2040
1,041,524
Broadway Park North Metropolitan District No. 2 GO Bonds Series
2020 (NR/NR)
1,120,000 5.000
(c)
12/01/2040
1,127,179
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A
(NR/NR)
$ 1,000,000 5.250%
12/01/2038
$ 1,002,143
Cherry Creek Colorado School District No. 5 GO Bonds Series
2017 C (ST AID WITHHLDG) (Aa1/AA)
1,000,000 6.000
12/15/2029
1,049,795
3,240,000 6.000
12/15/2030
3,398,774
City and County of Denver, Colorado, Airport System Subordinate
RB Series 2018A (AMT) (A1/A+)
1,000,000 5.000
12/01/2043
1,021,929
City and County of Denver, Colorado, For and On Behalf of Its
Department of Aviation Airport System RB Series 2022A
(AMT) (Aa3/AA-)
2,875,000 5.000
11/15/2041
3,054,919
915,000 5.000
11/15/2047
942,443
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
11,000,000 5.250
12/01/2043
11,303,923
City of Denver Aviation Airport System RB Series 2022D
(Aa3/AA-)
5,580,000 5.000
11/15/2053
5,679,772
City of Denver RB for Department of Aviation Airport System
Series 2022A (AMT) (Aa3/AA-)
5,450,000 5.000
11/15/2027
5,618,816
Colorado Bridge and Tunnel Enterprise Senior Infrastructure  RB,
Series 2024A (AGM) (Aa3/AA)
1,000,000 5.000
12/01/2042
1,104,373
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB
Series 2024A (AGM) (Aa3/AA)
4,000,000 5.500
12/01/2054
4,340,630
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
900,000 4.000
10/01/2056
715,833
Colorado Educational & Cultural Facilities Authority RB for Aspen
View Academy, Inc. Series 2021 (Baa3/NR)
150,000 4.000
05/01/2036
147,776
150,000 4.000
05/01/2041
138,546
Colorado Educational & Cultural Facilities Authority
RB for Vega Collegiate Academy Series 2021 A
(ST INTERCEPT) (Ba2/NR)
300,000 5.000
(c)
02/01/2034
302,332
Colorado Educational & Cultural Facilities Authority RB
Refunding for Rocky Mountain Classical Academy Project
Series 2019 (Ba1/NR)
700,000 5.000
(c)
10/01/2029
709,255
2,500,000 5.000
(c)
10/01/2039
2,509,158
Colorado Educational & Cultural Facilities Authority RB
Refunding for STEM School & Academy Project Series 2019
(Baa3/NR)
185,000 4.000
11/01/2029
185,001
400,000 5.000
11/01/2039
400,100
Colorado Educational and Cultural Facilities Authority Charter
School RB for James Irwin Educational Foundation Project
Series 2022 (NR/BBB)
750,000 5.000
09/01/2052
736,078
Colorado Educational and Cultural Facilities Authority Charter
School RB for STEM School Project Series 2019 (Baa3/NR)
790,000 5.000
11/01/2049
773,713

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational and Cultural Facilities Authority Independent
School RB Fountain Valley School of Colorado Project Series
2026 (NR/BBB-)
$ 11,600,000 4.250%
06/01/2036
$ 11,404,140
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools, Inc.
Series 2024A (NR/BB)
3,560,000 5.500
(c)
04/01/2044
3,598,965
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
3,040,000 6.000
07/01/2036
2,942,494
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
1,925,000 6.000
07/01/2031
1,863,376
Colorado Health Facilities Authority Hospital RB for Parkview
Medical Center, Inc. Project Series 2016 (Aa2/NR)
18,310,000 5.000
(d)
09/01/2026
18,379,124
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-1 (A3/A-)
1,415,000 5.000
08/01/2026
1,417,177
1,575,000 5.000
08/01/2027
1,611,687
5,000,000 5.000
08/01/2036
5,209,792
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-2 (A3/A-)
3,000,000 5.000
08/01/2037
3,116,564
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
6,400,000 5.500
11/01/2047
6,806,517
8,000,000 5.250
11/01/2052
8,302,329
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2024A (A3/A-)
9,780,000 5.000
12/01/2039
10,569,687
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
1,800,000 4.000
(d)
09/01/2030
1,899,994
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
21,534,543 5.000
(b)
07/01/2057
14,678,683
Colorado Health Facilities Authority RB Refunding for Adventist
Health System/Sunbelt Obligated Group Series 2019 A
(Aa2/AA)
3,900,000 4.000
11/15/2043
3,795,151
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
1,125,000 5.000
08/01/2035
1,175,135
6,010,000 4.000
08/01/2044
5,757,330
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
345,000 5.000
08/01/2035
360,375
4,065,000 5.000
08/01/2038
4,211,837
Colorado Health Facilities Authority RB Refunding for Evangelical
Lutheran Good Samaritan Society Project Series 2017
(NR/NR)
1,150,000 5.000
(d)
06/01/2027
1,174,820
Colorado Health Facilities Authority RB Refunding for Sanford
Obligated Group Series 2019 A (NR/A+)
1,730,000 4.000
11/01/2039
1,717,638
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for Sanford
Obligated Group Series 2019 A (NR/A+) – (continued)
$ 12,310,000 5.000%
11/01/2039
$ 12,803,142
6,105,000 5.000
11/01/2044
6,272,353
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
3,495,000 4.000
08/01/2049
3,135,990
Colorado Health Facilities Authority Revenue Refunding
and Improvement Bonds Series 2026 Christian Living
Communities Obligated Group (NR/NR)
760,000 5.000
01/01/2034
838,517
930,000 5.000
01/01/2036
1,028,305
870,000 5.000
01/01/2037
956,270
Colorado Health Facilities Authority Revenue Refunding Bonds
Series 2019A SCL Health System (Aa1/AA+)
4,000,000 4.000
01/01/2037
4,029,982
Colorado Health Facilities Authority Revenue Refunding Bonds
Series 2025A (NR/NR)
1,400,000 5.250
05/15/2048
1,441,951
Colorado Housing and Finance Authority Multifamily Housing RB
for The Reserves at Eagle Point Project Series 2024 (Aa1/NR)
5,450,000 3.500
(a)(b)
11/01/2043
5,452,918
Colorado State Board of Governors University Enterprise
System Revenue Refunding Bonds Series 2017 C
(ST HGR ED INTERCEPT PROG) (NR/NR)
8,205,000 5.000
(d)
03/01/2028
8,552,182
Conestoga Metropolitan District LT GO Refunding & Improvement
Bonds Series 2021A3 (NR/NR)
775,000 5.250
12/01/2051
712,075
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
2,982,000 4.000
12/01/2029
2,962,134
Creekside Village Metropolitan District GO Bonds Series 2019 A
(NR/NR)
874,000 5.000
12/01/2039
874,628
CSU Strata Student Housing RB Series 2025A (NR/BB+)
3,575,000 5.375
(c)
03/01/2055
3,586,504
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB+)
32,360,000 5.000
10/01/2032
32,392,156
Denver Colorado Health and Hospital Authority Healthcare RB
Refunding Series 2017 A (NR/BBB)
5,505,000 5.000
(c)
12/01/2027
5,642,884
Denver Convention Center Hotel Authority Convention Center
Hotel Senior Revenue Refunding Bonds Series 2016
(Baa2/BBB-)
1,460,000 5.000
12/01/2033
1,468,373
Denver Convention Center Hotel Authority Convention Center
Hotel Senior RR Bonds, Series 2016 (Baa2/BBB-)
2,370,000 5.000
12/01/2035
2,382,030
Denver Convention Center Hotel Authority RB Refunding Series
2016 (Baa2/BBB-)
640,000 5.000
12/01/2030
644,202
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
300,000 5.000
12/01/2031
301,882
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
425,000 5.000
12/01/2032
438,894

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
$ 1,000,000 5.000%
(c)
12/01/2034
$ 1,017,489
1,675,000 4.000
(c)
12/01/2035
1,641,618
2,000,000 4.000
(c)
12/01/2036
1,941,919
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
120,000 5.000
12/01/2030
126,357
Denver Health and Hospital Authority Colorado Healthcare RB
Series 2019A (NR/BBB)
2,255,000 5.000
12/01/2031
2,365,956
475,000 5.000
12/01/2032
496,581
1,360,000 5.000
12/01/2033
1,418,703
Denver International Business Center Metropolitan District No. 1
in The City and County of Denver, Colorado GO Bonds Series
2019A (NR/BBB-)
300,000 3.750
12/01/2039
268,613
350,000 4.000
12/01/2048
303,125
Denver Urban Renewal Authority 9th & Colorado Urban
Redevelopment Area RB Series 2018 A (NR/NR)
3,955,000 5.250
(c)
12/01/2039
3,965,120
E-470 Public Highway Authority RB Refunding Series 2010 A
(AGM-CR) (A1/AA)
1,500,000 0.000
(g)
09/01/2035
1,114,702
E-470 Public Highway Authority RB Series 2010 A (A1/AA-)
6,000,000 0.000
(g)
09/01/2040
3,473,231
E-470 Public Highway Authority Senior RB Series 2026B
(A1/AA-)
(SOFR + 0.70%)
4,750,000 0.000
(a)(e)(f)(h)
09/01/2039
4,744,823
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
2,800,000 5.550
(c)
12/01/2047
2,866,147
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
570,000 3.750
12/01/2034
530,209
Hawkview Metropolitan District In The City of Lone Tree Douglas
County Colorado Special Improvement District Special
Assessment RB Series 2025 (NR/NR)
3,375,000 5.625
12/01/2045
3,446,184
Highlands Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
648,000 4.000
12/01/2031
610,474
Hogback Metropolitan District LT GO Bonds Series 2021A3
(NR/NR)
725,000 5.000
12/01/2041
727,995
Independence Water & Sanitation District Special Revenue
Refunding and Improvement Bonds Series 2024 (NR/NR)
3,458,000 5.125
12/01/2033
3,596,478
Johnstown Plaza Metropolitan District LT GO Refunding and
Improvement Bonds Series 2022 (NR/NR)
8,759,000 4.250
12/01/2046
8,713,335
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,168,000 5.750
12/01/2050
1,179,684
Meridian Ranch Metropolitan District GO LT Bonds Series 2022
(NR/NR)
1,105,000 6.500
12/01/2042
1,155,237
Morgan Hill Metropolitan District GO LT Refunding &
Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000 3.500
12/01/2041
2,545,518
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Mulberry Metropolitan District LT GO Bonds Series 2022A
(NR/NR)
$ 2,450,000 7.000%
12/01/2052
$ 2,522,035
Northglenn Urban Renewal Authority Tax Allocation for Urban
Renewal Plan 2 Series 2019 (NR/BBB-)
315,000 4.000
12/01/2026
315,681
205,000 4.000
12/01/2030
207,962
225,000 4.000
12/01/2032
226,958
Park Creek Metropolitan District Senior Limited Property Tax
Supported RB Tax-Exempt Series 2016A (NATL) (NR/NR)
2,080,000 5.000
12/01/2036
2,093,719
Poudre Heights Valley Metropolitan District In The Town of
Windsor Weld County Colorado Limited Tax GO Bonds Series
2024A (NR/NR)
975,000 5.500
(c)
12/01/2054
946,358
Prairie Center Metropolitan District No. 3 In The City of Brighton
Adams County Colorado Limited Property Tax Supported
Primary Improvements RB Series 2024A (NR/NR)
1,125,000 5.875
12/15/2046
1,197,461
Prairie Point Community Authority Board In The City of Aurora
Arapahoe County Colorado Special Improvement District No.
1 Special Assessment RB Series 2026 (NR/NR)
1,800,000 5.000
12/01/2035
1,834,306
Public Authority Colorado Energy RB for Natural Gas Purchase
Series 2008 (A1/A-)
1,725,000 6.250
11/15/2028
1,796,062
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
1,250,000 4.000
12/01/2036
1,205,854
2,000,000 4.000
12/01/2041
1,846,371
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series
2019 A (NR/NR)
879,000 5.000
12/01/2049
843,649
Redlands 360 Metropolitan District No. 2 in The City of Grand
Junction Colorado Special Improvement District No. 1 Special
Assessment RB Series 2025 (NR/NR)
2,500,000 6.250
12/01/2045
2,558,295
Regional Transportation District Private Activity Bonds for Denver
Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
400,000 5.000
07/15/2029
419,772
500,000 5.000
01/15/2030
528,167
350,000 5.000
07/15/2030
372,005
Regional Transportation District Tax Exempt Private Activity
Bonds Series 2020 (Baa1/NR)
500,000 5.000
07/15/2027
508,752
Routt County Colorado Airport RB Yampa Valley Regional Airport
Series 2026 (NR/A-)
1,000,000 5.500
06/01/2056
1,059,022
Second Creek Farm Metropolitan District No. 3 GO Bonds Series
2019 A (NR/NR)
2,875,000 5.000
12/01/2039
2,882,913
Settler's Crossing Metropolitan District No. 1 GO Bonds Series
2020 A (NR/NR)
2,065,000 5.000
(c)
12/01/2040
2,078,568
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Ba2/AA)
375,000 4.000
12/01/2032
381,072
220,000 4.000
12/01/2034
222,500

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
South Timnath Metropolitan District No. 1 GO Limited Taxable
Bonds Series 2019 A (NR/NR)
$ 500,000 5.500%
12/01/2048
$ 410,392
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017 A-1 (Ba1/NR)
1,000,000 5.000
12/01/2037
1,006,709
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017 A-2 (Ba1/NR)
115,000 5.000
12/01/2037
115,772
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017A-1 (Ba1/NR)
1,000,000 5.000
12/01/2047
1,001,761
Stc Metropolitan District No. 2 In The Town of Superior Boulder
County Colorado Limited Tax GO and Special Revenue
Refunding First Lien Bonds, Series 2025A-1 (AGM) (NR/AA)
2,350,000 5.000
12/01/2031
2,582,180
2,570,000 5.000
12/01/2032
2,816,097
Sterling Hills West Metropolitan District GO Refunding Bonds
Series 2017 (A3/NR)
350,000 5.000
12/01/2032
359,307
The Lakes at Centerra Metropolitan District No.2 in The City of
Loveland Colorado Limited Tax GO Refunding Bonds Series
2024A (AGM) (NR/AA)
5,300,000 4.500
12/01/2054
5,111,446
The Village Metropolitan District GO Refunding Bonds Series
2020 (NR/NR)
655,000 4.150
12/01/2030
656,310
Trails at Crowfoot Metropolitan District No. 3 in The Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
1,575,000 4.000
12/01/2044
1,527,237
4,750,000 4.250
12/01/2054
4,382,490
Vauxmont Metropolitan District GO Refunding Bonds Series 2020
(AGM) (NR/AA)
195,000 5.000
12/01/2026
196,685
205,000 5.000
12/01/2027
211,440
210,000 5.000
12/01/2028
220,862
210,000 5.000
12/01/2029
224,289
215,000 5.000
12/01/2030
228,927
230,000 5.000
12/01/2031
244,372
250,000 5.000
12/01/2032
264,866
255,000 5.000
12/01/2033
269,441
285,000 5.000
12/01/2034
300,472
100,000 5.000
12/01/2035
105,151
Vauxmont Metropolitan District Limited Tax Convertible
to Unlimited Tax GO Refunding Bonds Series 2019
(AGM) (NR/AA)
135,000 5.000
12/15/2026
136,241
125,000 5.000
12/15/2028
127,643
125,000 5.000
12/15/2029
127,637
125,000 5.000
12/15/2030
127,634
135,000 5.000
12/15/2031
137,839
160,000 5.000
12/15/2032
163,352
Village Metropolitan District No. 2 Limited Tax GO and Special
RB Series 2019 (NR/NR)
232,000 4.375
12/01/2044
232,474
Water Valley Metropolitan District No. 3 Limited Tax GO Bonds
Series 2024A (NR/NR)
1,200,000 5.250
12/01/2054
1,207,096
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Weld County School District No. Re-4 In Weld County, Colorado
GO Bonds, Series 2016 (ST AID WITHHLDG) (Aa2/NR)
$ 6,910,000 5.250%
12/01/2041
$ 6,959,236
West Meadow Metropolitan District Town of Fraser, Grand County,
Colorado LT GO Senior Bonds Series 2023A (NR/NR)
1,000,000 6.000
(c)
12/01/2038
1,046,649
Wildwing Metropolitan District No. 5 In the Town of Timnath
Larimer County Colorado LT Go Refunding and Improvement
Bonds Series 2024 (AGM) (NR/AA)
700,000 4.500
12/01/2053
675,688
396,490,926
Connecticut - 0.8%
City of Ansonia Connecticut Certificates of Participation Series
2024 (NR/A+)
2,395,000 4.750
12/01/2045
2,480,699
City of New Haven GO Bonds Series 2018 A (NR/A-)
815,000 5.000
08/01/2027
833,053
1,615,000 5.000
08/01/2028
1,688,250
900,000 5.500
08/01/2029
948,546
725,000 5.500
08/01/2031
761,398
500,000 5.500
08/01/2032
524,031
405,000 5.500
08/01/2033
423,677
City of New Haven GO Refunding Bonds Series 2019 B
(AGM) (A1/AA)
1,050,000 5.000
02/01/2028
1,088,289
City of New Haven GO Refunding Bonds Series B
(AGM) (A1/AA)
450,000 5.000
02/01/2030
483,141
Connecticut Housing Finance Authority Housing Mortgage Finance
Program Bonds 2024 Series D (Aaa/AAA/A-1+)
7,395,000 3.850
(a)(b)
11/15/2064
7,399,687
Connecticut State GO Bonds Series 2018 C (Aa2/AA-)
825,000 5.000
06/15/2028
865,071
Connecticut State GO Refunding Bonds Series 2017 B (Aa2/AA-)
5,000,000 5.000
04/15/2028
5,222,668
Connecticut State Health & Educational Facilities Authority RB for
McLean Affiliates Obligated Group Series 2020 A (NR/NR)
200,000 5.000
(c)
01/01/2030
201,385
Connecticut State Health & Educational Facilities Authority
RB Refunding for The University of Hartford Series 2019
(NR/BB+)
575,000 5.000
07/01/2026
575,000
440,000 5.000
07/01/2027
443,580
610,000 5.000
07/01/2028
620,047
485,000 5.000
07/01/2029
495,081
2,620,000 5.000
07/01/2030
2,664,487
645,000 5.000
07/01/2031
654,970
575,000 5.000
07/01/2032
582,528
475,000 5.000
07/01/2033
479,689
450,000 5.000
07/01/2034
453,751
890,000 4.000
07/01/2039
797,037
Great Pond Improvement District RB for Great Pond Phase 1
Project Series 2019 (NR/NR)
3,585,000 4.750
(c)
10/01/2048
3,516,210
Housing Authority of The City of Norwalk Multifamily Housing
RB Wall Street Place Series 2024 (Aa1/NR)
4,000,000 3.050
(a)(b)
09/01/2058
4,006,072

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
Mohegan Tribal Finance Authority Tribal RB Economic
Development Bonds Series 2015 (NR/B-)
$ 3,575,000 7.000%
(c)
02/01/2045
$ 3,605,050
South Central Connecticut Regional Water Authority Water System
RB Thirty-Sixth Series A-1 (Aa3/AA-)
265,000 4.000
08/01/2038
268,889
State of Connecticut GO Bonds 2020 Series A (Aa2/AA-)
5,000,000 4.000
01/15/2036
5,115,982
State of Connecticut GO Bonds Series 2018 (Aa2/AA-)
1,770,000 5.000
06/15/2027
1,813,516
755,000 5.000
06/15/2029
790,003
State of Connecticut GO Social Bonds Series 2024G (Aa2/AA-)
3,000,000 3.000
11/15/2042
2,662,099
1,600,000 3.000
11/15/2043
1,401,834
State of Connecticut GO Unlimited Bonds Series 2019 A
(Aa2/AA-)
135,000 5.000
04/15/2028
141,012
1,000,000 5.000
04/15/2035
1,054,153
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
2,285,000 5.375
07/01/2052
2,158,305
State of Connecticut Health and Educational Facilities Authority
RB Yale University Issue Series 2013A (Aaa/AAA/A-1+)
20,390,000 2.600
(a)(b)
07/01/2042
20,390,000
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
2,400,000 5.000
07/01/2044
2,406,410
State of Connecticut State Revolving Fund General RB
(Green Bonds, 2017 Series A) (Aaa/AAA)
3,945,000 5.000
05/01/2032
4,019,489
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
480,000 4.000
(c)
04/01/2036
468,390
400,000 4.000
(c)
04/01/2041
369,902
The Housing Authority of The City of Stamford RB Mozaic
Concierge Living Project Entrance Fee Principal Redemption
Bondssm Series 2025D (NR/NR)
10,000,000 4.250
10/01/2030
10,096,911
West Haven GO Bonds Series 2017 A (Baa2/A-)
325,000 5.000
11/01/2026
327,039
325,000 5.000
11/01/2027
333,942
West Haven GO Bonds Series 2017 B (Baa2/A-)
240,000 5.000
11/01/2026
241,506
95,872,779
Delaware - 0.6%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
370,000 3.000
06/01/2032
340,690
450,000 4.000
06/01/2042
391,957
Delaware Economic Development Authority Charter Schools RB
Series 2021 (NR/BBB+)
1,425,000 4.000
09/01/2041
1,323,283
Delaware Economic Development Authority RB for ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2018 B (NR/NR)
570,000 5.000
11/15/2048
572,046
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Delaware – (continued)
Delaware Health Facilities Authority RB for Beebee Medical
Center Project Series 2018 (NR/BBB-)
$ 600,000 5.000%
06/01/2029
$ 618,892
Delaware Health Facilities Authority Revenue Refunding Bonds for
Christiana Care Health System Series 2020A (Aa2/AA)
5,000,000 5.000
10/01/2040
5,235,037
Delaware State Economic Development Authority RB for First
State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
1,050,000 5.000
08/01/2039
1,058,779
Delaware State Economic Development Authority RB for Newark
Charter School, Inc. Series 2020 (NR/BBB+)
530,000 4.000
09/01/2030
533,956
1,550,000 5.000
09/01/2040
1,583,875
Delaware State Housing Authority Senior
Single Family Mortgage RB 2024 Series D
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
3,630,000 4.450
07/01/2049
3,637,816
Delaware State Housing Authority Senior
Single Family Mortgage RB 2026 Series A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
2,000,000 4.750
07/01/2046
2,020,456
Delaware Transportation Authority Transportation System Senior
RB Series 2024 (Aaa/AA+)
8,665,000 3.000
07/01/2041
7,864,625
8,925,000 3.000
07/01/2042
8,005,125
State of Delaware GO Bonds Series 2023A (Aaa/AAA)
7,550,000 5.000
05/01/2036
8,507,232
The Delaware Economic Development Authority Exempt
Facility Refunding RB NRG Energy Project Series 2020A
(NON-AMT) (Baa3/BBB-) (PUTABLE)
12,500,000 4.000
(a)(b)
10/01/2045
12,632,251
The Delaware Economic Development Authority Exempt
Facility Refunding RB,Nrg Energy Project Series 2020AB
(NON-AMT) (Baa3/BBB-) (PUTABLE)
5,900,000 4.000
(a)(b)
10/01/2040
5,962,423
The Delaware Economic Development Authority Gas Facilities
Refunding RB Delmarva Power & Light Company Project
2020, Series A (A2/A)
4,630,000 3.600
01/01/2031
4,789,204
Town of Bridgeville Delaware Special Obligation Bonds Heritage
Shores Special Development District Series 2024 (NR/NR)
1,535,000 5.625
(c)
07/01/2053
1,558,175
Town of Bridgeville Special Tax Refunding for Heritage Shores
Special Development District Series 2020 (Baa3/NR)
539,000 4.000
07/01/2026
539,000
598,000 4.000
07/01/2027
600,091
5,000,000 4.000
07/01/2035
4,935,445
72,710,358
District of Columbia - 1.2%
District Columbia Univ Rev Ref Bds Georgetown Univ 2025 A
(A3/A-)
7,725,000 5.000
(a)(b)
04/01/2060
8,518,431
District of Columbia GO Refunding Bonds Series 2024C
(Aa1/AA+)
13,800,000 5.000
12/01/2031
15,365,083
District of Columbia Housing Finance Agency Collateralized
Multifamily Housing Mortgage RB Belmont Crossing Phase Ii
Series 2025 (Aa1/NR)
2,750,000 5.000
(a)(b)
03/01/2029
2,833,498

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia Housing Finance Agency Collateralized
Multifamily Housing RB One Hawaii Avenue Project Series
2024 (Aa1/NR)
$ 3,285,000 3.650%
(a)(b)
07/01/2028
$ 3,310,964
District of Columbia Housing Finance Agency Multi-
Family Development Program Bonds Series 2018 B-2
(FHA INS) (Aa2/NR)
5,240,000 4.100
09/01/2039
5,232,150
District of Columbia Housing Finance Agency Multifamily
Housing RB 2911 Rhode Island Avenue Apartments Project
Series 2025A (FHA 221(D4)) (Aa1/NR)
2,925,000 5.000
03/01/2028
3,019,726
District of Columbia Private Activity RB Series 2022A (A3/NR)
1,750,000 5.500
02/28/2037
1,973,729
District of Columbia RB for International School Series 2019
(NR/BBB+)
860,000 5.000
07/01/2039
879,971
District of Columbia RB for KIPP DC Obligated Group Series
2019 (NR/BBB+)
2,550,000 4.000
07/01/2039
2,467,385
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds. Series 2024B
(NR/NR)
2,400,000 0.000
(c)(h)
06/01/2041
1,587,766
District of Columbia Washington D.C. GO Bonds Series 2023A
(Aa1/AA+)
2,295,000 5.250
01/01/2048
2,461,892
2,550,000 5.000
08/01/2049
2,687,064
District of Columbia Washington, D.C. Income Tax
Secured Revenue and Refunding Bonds, Series 2025A
(Tax-Exempt) (Aa1/AAA)
11,000,000 5.000
06/01/2050
11,617,077
9,170,000 5.250
06/01/2050
9,860,218
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodal RB Daily Rate Period Subseries
2025C-2 (Aa2/AA+/A-1)
13,275,000 2.900
(a)(b)
10/01/2060
13,275,000
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodel RB Series 2022E (Aa2/AA+)
1,000,000 3.000
(a)(b)
10/01/2057
999,231
Metropolitan Washington Airport Authority Revenue & Refunding
Bonds Series 2018A (Aa3/AA-)
7,500,000 5.000
10/01/2043
7,667,997
Metropolitan Washington Airports Authority Airport
System Revenue and Refunding Bonds Series 2018A
(AMT) (Aa3/AA-)
4,850,000 5.000
10/01/2032
5,049,235
Metropolitan Washington Airports Authority Airport
System Revenue and Refunding Bonds Series 2024A
(AMT) (Aa3/AA-)
3,130,000 5.000
10/01/2039
3,364,806
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2018A (Aa3/AA-)
6,375,000 5.000
10/01/2033
6,627,325
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2020B (Aa3/AA-)
1,555,000 5.000
10/01/2029
1,671,291
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds, Series 2022A (AMT) (Aa3/NR)
$ 1,100,000 5.000%
10/01/2026
$ 1,106,066
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 A (A2/A)
1,115,000 5.000
10/01/2031
1,168,640
395,000 5.000
10/01/2033
412,552
3,025,000 5.000
10/01/2035
3,148,488
1,000,000 5.000
10/01/2037
1,036,644
2,065,000 5.000
10/01/2039
2,134,120
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 B (AGM-CR) (A1/AA)
14,500,000 4.000
10/01/2044
14,139,623
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (Baa2/A-)
925,000 5.000
10/01/2047
938,090
1,550,000 4.000
10/01/2053
1,351,175
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
2,130,000 3.000
10/01/2050
1,575,021
2,960,000 4.000
10/01/2053
2,612,847
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail & Capital Improvement Projects Series 2019B
(Baa2/A-)
13,315,000 4.000
10/01/2049
11,963,340
152,056,445
Florida - 11.6%
Abbott Square Community Development District City of
Zephyrhills Florida Special Assessment Bonds Series 2025
(NR/BBB)
650,000 5.375
05/01/2045
672,039
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
915,000 5.375
06/15/2042
954,689
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AGM) (NR/AA)
4,775,000 3.250
05/01/2036
4,476,192
Aberdeen Community Development District Special Assessment
Series 2018 (NR/NR)
130,000 4.500
05/01/2029
132,134
Acacia Fields Community Development District Special
Assessment Bonds Series 2026 (NR/NR)
440,000 4.000
06/15/2031
439,189
375,000 4.350
06/15/2036
375,574
500,000 5.350
06/15/2046
506,149
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
2,970,000 3.625
05/01/2040
2,654,834
1,725,000 4.000
05/01/2051
1,488,170
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Series 2022 (NR/NR)
2,250,000 4.000
10/01/2040
2,183,614
Anabelle Sandridge Community Development District Clay County
Florida Special Assessment  RB, Series 2025 (NR/NR)
580,000 5.125
05/01/2035
597,912
1,105,000 5.875
05/01/2045
1,158,938

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Angeline Community Development District
$ 360,000 4.000%
05/01/2030
$ 359,183
Angeline Community Development District Pasco County Florida
Capital Improvement RB Series 2025 (NR/NR)
1,000,000 5.500
05/01/2045
1,033,220
Anthem Park Community Development District Special
Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
390,000 3.125
05/01/2027
388,367
1,705,000 3.500
05/01/2031
1,675,933
Anthem Park Community Development District Special
Assessment RB Refunding Subordinate Series 2016 A-2
(NR/NR)
30,000 4.250
05/01/2027
30,010
205,000 4.750
05/01/2036
205,073
Antillia Community Development District Miami-Dade County
Florida Special Assessment Bonds Series 2024 (NR/NR)
235,000 5.000
05/01/2031
240,461
Arbors Community Development District Capital Improvement RB
Series 2023 (NR/NR)
365,000 4.500
05/01/2030
371,418
1,000,000 5.400
05/01/2043
1,052,470
Arbors Community Development District Capital Improvement RB
Series 2024 (NR/NR)
430,000 4.400
(c)
05/01/2031
435,406
Arborwood Community Development District RB Capital
Improvement Refunding Senior Lien Series 2018 A-1
(AGM) (NR/AA)
3,970,000 3.500
05/01/2032
3,997,121
Arlington Ridge Community Development District Special
Assessment RB Series 2019 (NR/NR)
100,000 3.600
05/01/2029
100,029
290,000 4.000
05/01/2036
286,881
Armstrong Community Development District Special Assessment
for Assessment Area Two Project Series 2019 A (NR/NR)
830,000 3.500
11/01/2030
810,954
1,705,000 4.000
11/01/2040
1,611,037
Artisan Lakes East Community Development District RB for
Capital Improvement Series 2018 (NR/NR)
395,000 4.550
(c)
05/01/2029
401,919
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2023 Assessment Area
Three Project (NR/NR)
700,000 5.125
06/15/2043
728,155
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2024 Assessment Area Four
Project (NR/NR)
810,000 5.375
05/01/2044
850,695
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
500,000 3.000
(c)
05/01/2031
477,586
425,000 3.200
(c)
05/01/2041
364,444
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
315,000 3.000
(c)
05/01/2031
302,890
Aurora Oaks Community Development District Marion County,
Florida Special Assessment Bonds, Series 2024 Assessment
Area One Project (NR/NR)
315,000 4.450
05/01/2031
317,232
670,000 5.350
05/01/2044
681,537
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special
Assessment for Assessment Area One Phase 1 Project 1 & 2
Series 2019 (NR/NR)
$ 160,000 3.700%
11/01/2029
$ 160,308
695,000 4.125
11/01/2039
683,673
Avalon Groves Community Development District Special
Assessment for Assessment Area One Project Series 2017
(NR/NR)
45,000 5.000
05/01/2028
45,905
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
200,000 3.000
05/01/2032
194,929
220,000 3.375
05/01/2041
199,535
Avalon Groves Community Development District Special
Assessment for Assessment Area Two Project Series 2017 A-1
(NR/NR)
135,000 5.375
05/01/2028
138,562
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
435,000 2.750
05/01/2031
415,006
Avalon Park West Community Development District Special
Assessment RB for Pasco County Project Area Series 2022
(NR/NR)
500,000 5.500
05/01/2042
526,790
Avalon Park West Community Development District Special
Assessment Refunding Series 2020 (NR/NR)
260,000 3.250
(c)
05/01/2030
255,451
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
460,000 4.500
05/01/2030
466,194
1,125,000 5.375
05/01/2043
1,191,890
Aventura Isles Community Development District Miami-Dade
County Special Assessment Refunding Bonds, Series 2024
(NR/NR)
1,110,000 5.000
05/01/2043
1,148,270
Aviary at Rutland Ranch Community Development District
Manatee County Florida Special Assessment Bonds Series
2025 (NR/NR)
220,000 4.125
05/01/2030
219,771
1,490,000 5.750
05/01/2045
1,580,611
Aviary at Rutland Ranch Community Development District
Special Assessment Refunding for Area 1 Project Series 2019
(NR/NR)
315,000 4.000
(c)
06/01/2030
316,595
Babcock Ranch Community Independent Special District Special
Assessment Area 2C Series 2020 (NR/NR)
230,000 3.000
05/01/2030
225,309
Babcock Ranch Community Independent Special District Special
Assessment Area 3A Series 2020 (NR/NR)
200,000 3.000
05/01/2030
195,921
Babcock Ranch Community Independent Special District Special
Assessment Area 3B Series 2020 (NR/NR)
115,000 3.000
05/01/2030
112,654
385,000 4.000
05/01/2040
374,017
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2015 (NR/NR)
305,000 5.000
11/01/2031
305,301

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2015 (NR/NR) – (continued)
$ 100,000 5.250%
11/01/2046
$ 100,029
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2018 (NR/NR)
290,000 4.500
(c)
11/01/2029
295,509
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2022 (NR/NR)
2,000,000 4.250
05/01/2032
2,017,531
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2024 (NR/NR)
850,000 4.300
(c)
05/01/2031
863,057
Bannon Lakes Community Development District Special
Assessment RB Series 2016 (NR/NR)
175,000 5.000
11/01/2036
178,240
305,000 5.000
11/01/2048
305,609
Bannon Lakes Community Development District Special
Assessment RB Series 2022 (NR/NR)
345,000 3.300
05/01/2032
317,677
1,370,000 4.000
05/01/2042
1,208,127
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville Florida
Senior Lien Series 2015 A-1 (NR/A)
1,465,000 4.250
05/01/2029
1,465,858
920,000 4.500
05/01/2035
920,049
Bay Laurel Center Community Development District Special
Assessment RB Refunding Series 2016 Candler (NR/BBB+)
1,030,000 4.000
05/01/2037
1,018,335
Baywinds Community Development District Senior Special
Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
365,000 3.500
05/01/2027
364,994
2,985,000 4.250
05/01/2037
2,987,756
Bella Collina Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
685,000 5.000
05/01/2044
702,231
915,000 5.300
05/01/2055
924,013
Bellehaven Community Development Special Assessment Bonds
Series 2025 (NR/NR)
1,270,000 5.800
05/01/2045
1,343,171
Belmond Reserve Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
875,000 3.250
05/01/2030
861,841
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
325,000 3.125
12/15/2030
319,563
Benton Hills Community Development District Hernando
County Florida Special Assessment Bonds Series 2026
(Assessment Area One Project ) (NR/NR)
1,250,000 5.250
(f)
05/01/2046
1,257,292
Berry Bay Community Development District Special Assessment
RB for Assessment Area Three Series 2024 (NR/NR)
180,000 4.250
05/01/2031
181,041
Berry Bay Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,130,000 5.500
05/01/2043
1,199,970
Berry Bay II Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
255,000 4.450
05/01/2031
256,807
620,000 5.200
05/01/2044
630,743
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Berry Bay II Community Development District Special Assessment
Bonds, Series 2024 (NR/NR) – (continued)
$ 1,000,000 5.450%
05/01/2054
$ 989,628
Black Creek Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
380,000 3.250
06/15/2030
370,799
Black Creek Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
60,000 4.800
06/15/2027
60,535
Blue Lake Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
785,000 4.000
06/15/2032
786,814
Boggy Branch Community Development District Special
Assessment Series 2021 (NR/NR)
455,000 3.000
05/01/2031
434,989
Botaniko Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
955,000 3.250
05/01/2031
912,052
500,000 3.625
05/01/2040
442,719
Brevard County Housing Finance Authority Multifamily Housing
RB Series 2025 (NR/AA+) (PUTABLE)
1,850,000 3.300
(a)(b)
02/01/2028
1,853,412
Bridgewalk Community Development District Special Assessment
Bonds for Assessment Area Two Project Series 2023 (NR/NR)
700,000 6.250
12/15/2043
758,193
Bridgewater Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2022 (NR/NR)
400,000 3.000
06/15/2032
376,025
1,095,000 3.250
06/15/2042
924,159
Bridgewater North Community Development District Capital
Improvement RB Series 2022 (NR/NR)
1,000,000 4.000
05/01/2042
908,219
Brightwater Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
325,000 4.550
(c)
05/01/2031
330,700
Brightwater Community Development District Special Assessment
Bonds for Assessment Area One Series 2021 (NR/NR)
475,000 2.850
05/01/2031
464,140
Brookstone Community Development District Special Assessment
RB for Manatee County Series 2022 (NR/NR)
75,000 4.375
05/01/2027
75,372
350,000 4.750
05/01/2032
358,736
Broward County Florida Convention Center Hotel First Tier RB
Series 2022 (Aaa/AAA)
2,500,000 5.000
01/01/2040
2,699,887
Broward County Port Facilities RB Series 2019A (A1/A)
1,005,000 5.000
09/01/2037
1,055,225
1,050,000 5.000
09/01/2038
1,100,820
Broward County Port Facilities RB Series 2019B (A1/A)
3,520,000 4.000
09/01/2039
3,528,158
4,700,000 4.000
09/01/2049
4,215,027
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
1,750,000 4.000
09/01/2044
1,698,170
Broward County Port Facilities RB Series 2022 (A1/NR)
4,960,000 5.250
09/01/2047
5,158,557
3,000,000 5.500
09/01/2052
3,128,104

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
$ 85,000 4.750%
05/01/2027
$ 85,458
400,000 5.250
05/01/2032
415,296
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2024
(NR/NR)
265,000 5.600
05/01/2044
277,055
Buckhead Trails II Community Development District Manatee
County Florida Special Assessment Bonds Series 2026
(NR/NR)
300,000 4.125
05/01/2033
297,394
Buena Lago Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
750,000 5.250
05/01/2044
770,171
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
665,000 5.250
05/01/2042
704,669
Caldera Community Development District Special Assessment
Bonds for Assessment Area One Series 2024 (NR/NR)
270,000 4.300
05/01/2031
272,056
715,000 5.000
05/01/2044
727,002
Campo Bello Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,140,000 3.500
12/15/2030
1,116,759
Capital Projects Finance Authority Educational Facilities RB
Imagine School At North Port Project (NR/NR)
1,165,000 6.250
(c)
06/15/2045
1,190,171
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
300,000 6.125
(c)
06/15/2044
315,203
Capital Projects Finance Authority Student Housing RB for PRG
- Unionwest Properties LLC Project Senior Series 2024A-1
(Tax-Exempt) (B3/NR)
1,250,000 5.250
(c)
06/01/2039
1,160,879
1,250,000 5.250
(c)
06/01/2044
1,122,593
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
12,230,000 5.250
(c)
12/01/2058
11,704,054
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
610,000 4.000
(c)
07/01/2041
549,007
760,000 4.000
(c)
07/01/2051
609,333
Capital Trust Agency, Inc. RB for Imagine Charter School at North
Manatee Series 2021 A (NR/NR)
145,000 3.250
(c)
06/01/2031
136,311
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC
Series 2020 A (B3/NR)
320,000 3.000
(c)
12/15/2029
297,292
645,000 5.000
(c)
12/15/2039
587,961
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
1,000,000 4.000
(c)
12/01/2028
998,778
3,900,000 5.250
(c)
12/01/2043
3,919,205
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series
2020 A-1 (NR/NR)
875,000 4.500
(c)
01/01/2035
860,977
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Authority Educational Facilities Lease RB for Seaside
Community Charter School Project Series A (Baa3/NR)
$ 505,000 5.000%
06/15/2034
$ 526,962
Capital Trust Authority Educational Facilities RB Madrone -
Florida Tech Student Housing I, LLC - Florida Institute of
Technology Project, Series 2025A (NR/BB)
1,000,000 4.750
(c)
07/01/2040
1,006,060
1,000,000 5.000
(c)
07/01/2045
1,003,139
Capital Trust Authority Educational Facilities RB The Learning
Center Project Series 2025 (NR/NR)
2,000,000 6.500
(c)
06/15/2045
2,036,275
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds Southeastern University Inc Project Series 2023A
(NR/BB)
2,500,000 6.000
(c)
05/01/2043
2,637,464
2,500,000 6.250
(c)
05/01/2048
2,601,410
Capital Trust Authority RB Anticipation Notes Convivial-St
Petersburg Project Series 2024A (NR/NR)
2,725,000 12.000
(c)
10/03/2029
3,385,954
Caribe Palm Community Development District Special Assessment
Refunding Series 2017 (NR/A-)
455,000 4.250
05/01/2031
455,098
Caymas Community Development District Capital Improvement
RB, Series 2024 (Assessment Area One) (NR/NR)
800,000 5.300
05/01/2044
826,716
Caymas Community Development District Collier
County Florida Capital Improvement RB Series 2026
(Assessment Area Two) (NR/NR)
355,000 4.000
05/01/2033
348,486
700,000 5.375
05/01/2046
714,401
Cedar Crossings Community Development District Polk County
Florida Special Assessment Bonds Series 2025 (NR/NR)
215,000 4.300
(c)
05/01/2032
216,463
Center Lake Ranch West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
1,490,000 5.750
05/01/2043
1,579,568
Center Lake Ranch West Community Development District City
of St. Cloud Florida Capital Improvement RB Series 2025
(NR/NR)
225,000 4.000
(c)
05/01/2030
224,885
400,000 4.250
(c)
05/01/2035
398,510
Central Parc Community Development District City Of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
335,000 4.900
05/01/2031
339,647
Century Gardens at Tamiami Community Development District
Special Assessment Bonds Series 2018 (NR/BBB)
115,000 3.500
11/01/2026
114,777
Century Gardens at Tamiami Community Development District
Special Assessment Refunding Series 2016 (NR/BBB)
660,000 4.250
05/01/2037
659,965
Century Gardens Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
154,000 4.200
(c)
11/01/2029
155,439
750,000 5.000
(c)
11/01/2049
751,367
Century Park South Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
525,000 3.375
05/01/2031
508,685
590,000 3.750
05/01/2040
539,924

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Century Park Square Community Development District Miami-
Dade County Florida Special Assessment Bonds, Series 2025
(NR/NR)
$ 630,000 5.750%
05/01/2045
$ 663,493
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
650,000 2.875
05/01/2031
609,419
740,000 3.350
05/01/2041
620,798
Chaparral of Palm Bay Community Development District Capital
Improvement RB Series 2024 Assessment Area Two (NR/NR)
280,000 4.500
05/01/2031
282,830
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
165,000 3.000
(c)
05/01/2031
160,575
Charles Cove Community Development District Special
Assessment bond Series 2020 (NR/NR)
345,000 3.750
05/01/2030
346,446
975,000 4.250
05/01/2040
975,127
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,430,000 3.250
05/01/2041
1,233,910
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2015 (NR/NR)
960,000 5.500
(c)
10/01/2036
961,070
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2019 (NR/NR)
500,000 5.000
(c)
10/01/2029
508,558
1,000,000 5.000
(c)
10/01/2034
1,012,111
City of Miami Florida Special Obligation Non-Ad Valorem RB
Series 2023A (Aa2/AA)
7,220,000 5.000
03/01/2048
7,525,515
City of Orlando, Florida Water Reclamation System
Improvement  RB, Series 2024A (NR/AAA)
10,000,000 5.000
10/01/2049
10,591,648
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
2,000,000 5.125
06/01/2042
2,030,939
950,000 5.250
06/01/2052
954,651
City of Tampa RB for H Lee Moffitt Cancer Center & Research
Institute Obligated Group Series 2020 B (A2/A)
900,000 4.000
07/01/2038
892,313
750,000 5.000
07/01/2040
777,252
City of Venice RB for Southwest Florida Retirement Center, Inc.
Obligated Group Project Series 2019 (NR/NR)
415,000 5.000
01/01/2037
420,998
1,485,000 5.000
01/01/2047
1,461,022
1,395,000 5.000
01/01/2052
1,321,699
City of Venice Retirement Community Revenue Improvement
Bonds for Village on The Isle Project Series 2024B-1 Tax-
Exempt Mandatory Paydown Securities (NR/NR)
750,000 4.625
(c)
01/01/2030
750,153
City of Venice Retirement Community Revenue Improvement
Bonds for Village on The Isle Project Series 2024B-2 Tax-
Exempt Mandatory Paydown Securities (NR/NR)
800,000 4.500
(c)
01/01/2030
800,216
City of West Palm Beach Utility System RB Series 2017 A
(Aa2/AA+)
13,500,000 5.000
10/01/2042
13,706,053
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
CityPlace Community Development District Special Assessment
Convertible Capital Appreciation RB Series 2018
(AGM) (A1/AA)
$ 5,000,000 4.350%
05/01/2038
$ 5,066,244
Coco Palms Community Development District Special Assessment
Bonds Expansion Area Project Series 2019 (NR/NR)
180,000 4.000
(c)
06/15/2029
180,890
Coconut Cay Community Development District Special
Assessment Series 2006 (NR/NR)
510,000 5.375
05/01/2036
510,712
Coddington Community Development District Capital
Improvement RB Series 2022 (NR/NR)
610,000 5.750
05/01/2042
647,868
Concord Station Community Development District Capital
Improvement RB Refunding Senior Lien Series 2016 A-1
(NR/A+)
980,000 3.200
05/01/2027
977,942
1,010,000 3.250
05/01/2028
1,007,635
2,990,000 3.500
05/01/2032
2,966,892
1,500,000 3.750
05/01/2046
1,302,209
Connerton East Community Development District Pasco County
Florida Special Assessment Bonds Series 2025 (NR/NR)
205,000 4.000
06/15/2030
206,233
375,000 4.250
06/15/2035
376,103
670,000 5.250
06/15/2045
691,501
Connerton East Community Development District Pasco County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
235,000 4.250
06/15/2030
237,581
225,000 4.650
06/15/2035
231,939
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,575,000 5.250
06/15/2043
1,653,861
Cope's Landing Community Development District Capital
Improvement RB 2023 Project Area Series 2023 (NR/NR)
1,225,000 5.750
05/01/2043
1,323,518
Cope's Landing Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
250,000 4.400
05/01/2031
252,741
475,000 5.150
05/01/2044
489,807
Cope's Landing Community Development District City of
Jacksonville Florida Capital Improvement RB Series 2026
Assessment Area Three (NR/NR)
170,000 4.000
05/01/2031
170,639
285,000 4.350
05/01/2036
287,580
Copper Oaks Community Development District Special
Assessment Refunding and Improvement Bonds Series 2021
(NR/NR)
945,000 3.000
05/01/2035
857,392
Copperspring Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
490,000 3.500
12/15/2029
488,041
325,000 4.000
12/15/2039
311,076
Coral Bay Community Development District Capital Improvement
RB Series 2022 (NR/NR)
315,000 4.750
05/01/2032
323,778
250,000 5.500
05/01/2042
262,087

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Coral Bay of Lee County Community Development District
Lee County Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
$ 480,000 4.700%
05/01/2031
$ 488,021
1,045,000 5.250
05/01/2044
1,086,174
Coral Creek Community Development District Special Assessment
RB for Charlotte County Project Series 2024 (NR/NR)
1,005,000 4.600
05/01/2031
1,021,482
Coral Lakes Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
360,000 4.625
11/01/2031
367,196
Cordoba Ranch Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
940,000 3.000
05/01/2031
919,270
820,000 3.000
05/01/2037
741,065
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
675,000 5.100
05/01/2043
699,423
Corkscrew Farms Community Development District Special
Assessment for Assessment Area Two Project Series 2017
(NR/NR)
215,000 4.500
(c)
11/01/2028
216,794
Country Walk Community Development District Special
Assessment RB Refunding Senior Lien Series 2015 A-1
(NR/AA)
210,000 4.125
05/01/2035
210,022
County of Broward RB for Port Facilities Senior Bonds Series 2019
B (A1/A)
1,610,000 4.000
09/01/2036
1,626,607
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
4,500,000 4.000
10/01/2044
4,260,365
6,000,000 5.000
10/01/2044
6,135,233
County of Osceola Transportation RB Refunding Series 2019 A-1
(NR/BBB+)
475,000 5.000
10/01/2027
484,165
525,000 5.000
10/01/2028
542,465
450,000 5.000
10/01/2029
470,151
770,000 5.000
10/01/2030
803,278
415,000 5.000
10/01/2032
431,398
350,000 5.000
10/01/2033
363,093
405,000 5.000
10/01/2034
419,209
435,000 5.000
10/01/2035
449,216
600,000 5.000
10/01/2036
617,962
525,000 5.000
10/01/2037
539,264
435,000 5.000
10/01/2038
445,851
2,000,000 5.000
10/01/2049
2,012,080
County of Osceola Transportation RB Refunding Series 2019 A-2
(NR/BBB+)
275,000 0.000
(g)
10/01/2026
272,430
360,000 0.000
(g)
10/01/2027
344,293
500,000 0.000
(g)
10/01/2028
460,989
700,000 0.000
(g)
10/01/2029
619,930
Creek Preserve Community Development District Special
Assessment RB Series 2019 (NR/NR)
630,000 4.250
(c)
11/01/2030
640,214
Creek Preserve Community Development District Special
Assessment RB Series 2020 (NR/NR)
100,000 3.125
(c)
11/01/2030
95,923
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Creekside Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2026 Assessment
Area Two Parcel C and D (NR/NR)
$ 410,000 4.000%
05/01/2033
$ 405,104
540,000 5.300
05/01/2046
549,681
Creekview Community Development District Special Assessment
RB for Phase 2 Project Series 2024 (NR/NR)
735,000 4.600
05/01/2031
742,207
Creekview Community Development District Special Assessment
RB Series 2022 (NR/NR)
75,000 3.875
05/01/2027
74,762
455,000 4.250
05/01/2032
455,713
1,300,000 4.625
05/01/2042
1,301,847
Cresswind Deland Community Development District City of
Deland Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
410,000 4.700
05/01/2031
415,854
945,000 5.375
05/01/2044
969,962
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,000,000 4.250
05/01/2042
1,989,454
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,030,000 5.125
05/01/2043
1,069,384
Crossings Community Development District Osceola County
Special Assessment Bonds Series 2024 (NR/NR)
630,000 5.350
05/01/2044
650,347
Crosswinds East Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2024 (NR/NR)
185,000 4.500
05/01/2031
186,966
Crystal Cay Community Development District Special Assessment
for 2021 Project Series 2021 (NR/NR)
400,000 2.700
05/01/2031
390,660
Curiosity Creek Community Development District
1,500,000 5.600
(c)
05/01/2045
1,540,010
Curiosity Creek Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
200,000 4.650
(c)
05/01/2031
202,012
Curiosity Creek Community Development District Manatee County
Florida Capital Improvement RB Series 2025 (NR/NR)
750,000 4.500
(c)
05/01/2035
746,693
Cypress Bay West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
410,000 4.625
05/01/2030
416,875
595,000 5.250
05/01/2043
617,828
Cypress Bluff Community Development District Special
Assessment for Del WEBB Project Series 2020 A (NR/NR)
310,000 3.125
(c)
05/01/2030
305,819
Cypress Creek Reserve Community Development District Polk
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
1,000,000 4.750
05/01/2035
1,029,051
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
950,000 5.000
05/01/2053
950,360

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cypress Mill Community Development District Special Assessment
for Area Two Project Series 2020 (NR/NR)
$ 520,000 3.000%
06/15/2031
$ 499,293
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
240,000 3.250
(c)
05/01/2030
234,794
Cypress Park Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
45,000 4.375
05/01/2027
45,231
350,000 4.750
05/01/2032
360,266
450,000 5.000
05/01/2042
457,345
Cypress Reserve Community Development District Capital
Improvement RB Series 2025 (NR/NR)
750,000 5.600
(c)
05/01/2045
774,241
Davenport Road South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
455,000 4.500
(c)
11/01/2028
459,537
Deer Run Community Development District Special Assessment
RB Refunding Series 2018 (NR/NR)
2,155,000 5.400
05/01/2039
2,274,710
Deerbrook Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 2023 Project
(NR/NR)
1,095,000 5.250
05/01/2043
1,129,882
Deering Park Stewardship District Volusia County, Florida Special
Assessment RB, Series 2025 (NR/NR)
1,065,000 4.250
05/01/2030
1,063,334
Del Webb Bexley Community Development District Special
Assessment Series 2018 (NR/NR)
1,660,000 5.300
05/01/2039
1,705,891
Del Webb Oak Creek Community Development District Lee
County Florida Special Assessment Bonds Series 2025
(NR/NR)
625,000 3.750
(c)
05/01/2030
618,307
Del Webb Oak Creek Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
300,000 4.125
05/01/2030
304,092
Del Webb River Reserve Community Development District Pasco
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
640,000 5.625
05/01/2045
675,444
Del Webb Sunchase Community Development District Manatee
County, Florida Special Assessment Bonds Series 2025
(NR/NR)
150,000 4.250
05/01/2030
151,959
225,000 4.650
05/01/2035
233,206
800,000 5.450
05/01/2045
833,618
Dewey Robbins Community Development District City of
Leesburg Florida Capital Improvement RB Series 2025
(NR/NR)
900,000 5.600
05/01/2045
928,498
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 3.250
05/01/2030
98,250
Downtown Doral South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
810,000 4.600
(c)
05/01/2028
821,016
465,000 4.250
(c)
12/15/2028
468,602
2,395,000 4.750
(c)
12/15/2038
2,451,452
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Durbin Crossing Community Development District Special
Assessment Refunding Senior Series 2017 A-1
(AGM) (NR/AA)
$ 690,000 3.750%
05/01/2034
$ 692,222
1,075,000 4.000
05/01/2037
1,077,889
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
470,000 3.000
(c)
05/01/2032
459,011
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
175,000 4.500
05/01/2032
180,355
495,000 5.125
05/01/2042
514,139
EA Mckinnon Groves Community Development District Lake
County Florida Capital Improvement RB Series 2025 (NR/NR)
405,000 4.000
05/01/2030
405,048
650,000 4.250
05/01/2035
647,579
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
25,000 4.375
05/01/2027
25,132
Eagle Pointe Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
375,000 3.625
(c)
05/01/2031
367,419
East 547 Community Development District Special Assessment
Bond for Assessment Area One Project Series 2021 (NR/NR)
205,000 3.000
05/01/2031
199,931
340,000 3.300
05/01/2041
305,649
East 547 Community Development District Special Assessment
Bond for Assessment Area Two Project Series 2023 (NR/NR)
310,000 6.250
05/01/2043
337,172
East Bonita Beach Road Community Development District Special
Assessment Bonds for Assessment Area Two Series 2021
(NR/NR)
460,000 3.000
05/01/2032
445,927
East Homestead Community Development District Special
Assessment Expansion Bonds Area Project Series 2019
(NR/NR)
225,000 4.125
11/01/2029
226,836
East Palm Drive Community Development District City of
Homestead Florida Special Assessment Bonds Series 2026
(NR/NR)
715,000 4.000
06/15/2031
716,187
475,000 4.350
06/15/2036
477,652
500,000 5.350
06/15/2046
507,703
East Palm Drive Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One) (NR/NR)
650,000 5.100
06/15/2044
667,708
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
95,000 3.250
05/01/2027
94,881
530,000 3.625
05/01/2032
527,765
780,000 4.000
05/01/2042
750,183
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
90,000 3.250
05/01/2030
89,282
Edgewater East Community Development District Osceola County
Florida Special Assessment RB, Series 2025 (NR/NR)
690,000 5.125
05/01/2035
708,053

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
$ 700,000 3.100%
05/01/2031
$ 673,752
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
220,000 3.000
05/01/2027
218,560
1,860,000 3.375
05/01/2032
1,796,657
1,860,000 4.000
05/01/2042
1,710,595
Edgewater West Community Development District Osceola County
Florida Special Assessment RB Series 2026 Assessment Area
Two (NR/NR)
580,000 4.250
05/01/2033
581,861
1,000,000 5.500
05/01/2046
1,028,583
Edgewater West Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
2,000,000 5.250
05/01/2044
2,031,856
Enbrook Community Development District Special Assessment
Series 2020 (NR/NR)
350,000 3.000
(c)
05/01/2030
337,142
Entrada Community Development District Capital Improvement
RB Series 2023 (NR/NR)
410,000 4.875
05/01/2033
426,871
400,000 5.600
05/01/2043
426,618
Entrada Community Development District Special Assessment
Bond Series 2021 (NR/NR)
375,000 2.625
(c)
05/01/2031
358,593
1,860,000 3.125
(c)
05/01/2041
1,660,037
Epmore Community Development District Miami-Dade County
Florida Special Assessment Bonds Series 2026 (NR/NR)
650,000 5.125
05/01/2046
657,449
Epperson North Community Development District Capital
Improvement RB Series 2021A (NR/NR)
240,000 3.100
11/01/2031
228,786
Epperson North Community Development
District Capital Improvement RB Series 2024
(Assessment Area Four) (NR/NR)
170,000 4.500
05/01/2031
172,040
Epperson North Community Development District Special
Assessment for Assessment Area #2 Series 2021 (NR/NR)
315,000 3.000
05/01/2031
301,414
320,000 3.500
05/01/2041
284,692
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
6,255,000 4.000
08/15/2045
5,680,034
Escambia County Health Facilities Authority RB Refunding for
Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB)
1,360,000 5.000
08/15/2031
1,429,216
355,000 5.000
08/15/2033
370,473
2,045,000 5.000
08/15/2034
2,127,435
2,595,000 5.000
08/15/2035
2,691,040
9,500,000 5.000
08/15/2036
9,813,325
Esplanade Lake Club Community Development District Lee
County Florida Capital Improvement  RB, Series 2025
(NR/NR)
165,000 4.375
05/01/2030
168,092
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Esplanade Lake Club Community Development District Lee
County Florida Capital Improvement RB, Series 2025
(NR/NR)
$ 430,000 5.625%
05/01/2045
$ 453,155
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-1
(NR/NR)
1,350,000 3.625
11/01/2030
1,321,985
Evergreen Community Development District Special Assessment
RB Series 2019 (NR/NR)
360,000 4.250
(c)
11/01/2029
363,362
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
630,000 4.400
06/15/2031
638,924
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – Phase Two Series 2024
(NR/NR)
425,000 4.450
(c)
06/15/2031
431,624
Everlands II Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
675,000 4.600
06/15/2031
684,914
Fallschase Community Development District Special Assessment
Bonds for Leon County Series 2021 (NR/NR)
1,000,000 4.000
05/01/2052
826,108
Fallschase Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,220,000 3.125
05/01/2031
1,162,133
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
980,000 0.000
05/01/2029
992,368
2,995,000 5.000
05/01/2035
3,077,513
Finley Woods Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
290,000 3.500
05/01/2030
284,547
165,000 4.000
05/01/2040
156,648
Fish Lake Cove Community Development District Osceola County
Florida Special Assessment Bonds Series 2025 (NR/NR)
840,000 5.350
05/01/2045
858,425
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,450,000 2.750
11/01/2035
1,274,302
Florida Development Finance Corp. Educational Facilities RB
for Saint Andrew's School of Boca Raton, Inc. Project Series
2024A (NR/BBB+)
1,125,000 5.250
06/01/2044
1,165,614
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
1,150,000 5.000
(c)
07/01/2032
1,134,298
3,000,000 5.375
(c)
07/01/2042
2,854,004
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
2,005,000 5.000
(c)
10/01/2042
1,980,160
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
46,640,000 0.010
(a)(b)(c)(h)
07/15/2032
13,059,200

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
$ 14,055,000 5.250%
07/01/2047
$ 13,993,834
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Project AAF Operations Holdings LLC Issue
Series 2024A (Tax-Exempt) (NR/NR)
7,325,000 0.010
(a)(b)(c)(h)
07/15/2059
2,051,000
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
985,000 4.000
(c)
06/01/2030
880,258
Florida Development Finance Corp. RB for Imagine School at
Broward Series 2019 A (Baa3/NR)
725,000 5.000
(c)
12/15/2034
743,884
1,270,000 5.000
(c)
12/15/2039
1,290,930
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
1,465,000 5.125
(c)
06/01/2040
1,498,528
Florida Development Finance Corp. RB for River City Education
Obligated Group Series 2021 A (Baa3/NR)
955,000 4.000
07/01/2035
923,926
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
385,000 4.000
06/01/2030
375,838
Florida Development Finance Corp. RB Refunding for Glenridge
on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000 5.000
(c)
06/01/2031
288,417
200,000 5.000
(c)
06/01/2035
207,696
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
660,000 4.000
(c)
06/30/2041
563,879
Florida Development Finance Corp. RB Refunding for Nova
Southeastern University, Inc. Series 2020 A (A3/A-)
300,000 5.000
04/01/2027
304,090
250,000 5.000
04/01/2029
263,419
Florida Development Finance Corp. RB Refunding for Renaissance
Charter School, Inc. Series 2020 C (NR/NR)
425,000 4.000
(c)
09/15/2030
416,290
1,050,000 5.000
(c)
09/15/2040
1,031,635
Florida Development Finance Corp. Solid Waste Disposal RB
for GFL Solid Waste Southeast LLC Project Series 2024A
(Ba3/BB)
3,975,000 4.375
(a)(b)(c)
10/01/2054
4,033,199
Florida Development Finance Corp. Student Housing RB Senior
Series 2024A-1 (NR/NR)
1,600,000 5.000
(c)
06/01/2044
1,619,799
Florida Development Finance Corporation Healthcare Facilities
RB Tampa General Hospital Project Series 2026B Term Mode
(NR/A-)
8,445,000 5.000
(a)(b)
08/01/2056
9,122,552
Florida Development Finance Corporation RB Brightline Florida
Passenger Rail Expansion Project Series 2025B (NR/NR)
32,110,000 12.000
(a)(b)(c)
07/01/2057
20,871,500
Florida Development Finance Corporation Solid Waste Disposal
RB Waste Management, Inc. Project Series 2025A
(NR/A-/A-2)
5,100,000 3.400
(a)(b)
09/01/2050
5,135,559
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB for
Jacksonville University Project Series 2018 A-1 (NR/NR)
$ 2,000,000 4.500%
(c)
06/01/2033
$ 1,997,886
250,000 4.750
(c)
06/01/2038
245,467
4,500,000 5.000
(c)
06/01/2048
4,224,057
Florida Higher Educational Facilities Financial Authority RB for
Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,150,000 5.000
03/01/2044
2,105,890
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
2,750,000 5.000
03/01/2047
2,639,191
Florida Housing Finance Corp. Multifamily Mortgage
RB for Brownsville Transit Village V 2024 Series B
(GNMA COLL) (NR/AA+) (PUTABLE)
3,315,000 3.350
(a)(b)
10/01/2027
3,319,179
Florida Housing Finance Corporation Multifamily Mortgage RB
2026 Series J (Aa1/NR)
4,355,000 3.000
(a)(b)
07/01/2044
4,356,120
Florida Housing Finance Corporation Multifamily Mortgage RB
2026 Series L (Aa1/NR)
4,000,000 2.950
(a)(b)
01/01/2060
4,001,863
Florida Insurance Assistance Interlocal Agency Insurance
Assessment RB Series 2023A-1 (Aa2/A)
3,305,000 5.000
09/01/2027
3,318,873
Florida Local Government Finance Commission Senior Living
RB Fleet Landing at Nocatee Project Series 2025B-3
(Tax-Exempt) (NR/NR)
9,425,000 4.200
(c)
11/15/2030
9,475,211
Florida Local Government Finance Commission Senior Living
RB Orlando Senior Health Network Project, Series 2025A
(NR/NR)
2,840,000 5.750
(c)
07/01/2044
3,003,820
Florida Municipal Loan Council RB for City of West Melbourne
Water and Sewer Series 2024D (AGC) (NR/AA)
2,420,000 4.000
10/01/2054
2,236,529
Flow Way Community Development District Special Assessment
Bonds for Phase 5 Project Series 2016 (NR/NR)
1,525,000 4.875
11/01/2037
1,527,934
Flow Way Community Development District Special Assessment
Bonds for Phase 6 Project Series 2017 (NR/NR)
130,000 4.000
11/01/2028
130,719
1,065,000 5.000
11/01/2038
1,082,567
Flow Way Community Development District Special Assessment
Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
1,785,000 4.125
11/01/2039
1,729,440
Forest Brooke Community Development District Special
Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000 3.750
11/01/2039
429,579
Forest Lake Community Development District Special Assessment
for Assessment Area1 Series 2020 (NR/NR)
405,000 3.250
(c)
05/01/2030
397,630
Fox Branch Ranch Community Development District Polk County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
175,000 4.375
05/01/2035
177,865
540,000 5.200
05/01/2045
553,871

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area One Series 2024-1 (NR/NR)
$ 520,000 5.650%
05/01/2054
$ 528,410
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area Two Series 2024-2 (NR/NR)
100,000 5.000
05/01/2031
101,548
Gas Worx Community Development District City of Tampa Florida
Special Assessment Bonds, Series 2025 (NR/NR)
350,000 4.625
(c)
05/01/2030
355,823
625,000 5.000
(c)
05/01/2036
649,329
Gir East Community Development District Osceola County Florida
Capital Improvement RB Series 2025 (NR/NR)
525,000 4.300
05/01/2032
527,753
Governors Park South Community Development District Clay
County Florida Special Assessment RB Series 2025 (NR/NR)
480,000 4.375
05/01/2032
483,821
Governors Park South Community Development District Clay
County Florida Special Assessment RB Series 2026 (NR/NR)
590,000 4.000
05/01/2031
587,685
730,000 4.450
05/01/2036
730,769
1,000,000 5.450
05/01/2046
1,010,897
Grace Groves Community Development District City of Leesburg
Florida Special Assessment Bonds Series 2026 (NR/NR)
1,370,000 5.400
05/01/2046
1,394,294
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
615,000 2.950
05/01/2031
576,038
Grand Bay At Doral Community Development District Miami-
Dade County Florida Special Assessment Refunding Bonds
Series 2025A-1 (NR/NR)
1,835,000 5.000
05/01/2045
1,887,912
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
1,105,000 4.000
05/01/2030
1,109,127
Grand Oaks Community Development District Special Assessment
RB Series 2019 A (NR/NR)
445,000 4.125
11/01/2029
448,556
1,180,000 4.750
11/01/2039
1,190,923
1,915,000 5.000
11/01/2050
1,912,536
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
215,000 3.200
11/01/2031
205,774
500,000 3.500
11/01/2041
441,033
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
430,000 4.650
05/01/2034
440,206
755,000 5.450
05/01/2044
789,044
Greater Orlando Aviation Authority Airport Facilities RB
Refunding for Jetblue Airways Corp. Project Series 2013
(NR/NR)
3,165,000 5.000
11/15/2026
3,165,558
Greater Orlando Aviation Authority Airport Facilities RB Series
2015A (Aa2/AA)
3,335,000 4.000
10/01/2040
3,290,373
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Greater Orlando Aviation Authority Special Purpose Airport
Facilities RB United Airlines Inc. Project Series 2025 of The
City of Orlando, Florida (NR/BB+)
$ 5,000,000 5.500%
11/01/2036
$ 5,389,159
Greater Orlando Aviation Authority Special Purpose Airport
Facilities RB United Airlines, Inc. Project Series 2025
(NR/BB+)
2,000,000 5.500
11/01/2037
2,147,845
Greenbriar Community Development District St. Johns County
Florida Special Assessment RB Series 2025 Assessment Area
One (NR/NR)
360,000 4.800
05/01/2032
366,167
Grove Resort Community Development District Special
Assessment RB Series 2022 (NR/NR)
170,000 3.300
05/01/2032
159,918
440,000 3.550
05/01/2042
375,699
Groves at Lake Marion Community Development District Polk
County Florida Special Assessment Bonds Series 2026
(NR/NR)
810,000 4.000
(c)
12/15/2033
797,997
Gulfstream Polo Community Development District Special
Assessment Phase#2 Project Series 2019 (NR/NR)
1,015,000 3.500
11/01/2030
992,892
Hacienda North Community Development District Special
Assessment RB Series 2023 (NR/NR)
1,650,000 6.300
05/01/2043
1,794,770
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
745,000 4.700
05/01/2031
756,386
Hammock oaks Community Development District Special
Assessment Area One Bonds Series 2023 (NR/NR)
690,000 5.625
05/01/2043
722,436
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
805,000 5.850
05/01/2044
840,737
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2025
Assessment Area Three (NR/NR)
1,000,000 5.550
(c)
05/01/2045
1,033,889
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
95,000 4.200
05/01/2027
95,298
435,000 4.400
05/01/2032
444,013
565,000 4.700
05/01/2042
567,375
Hammock Reserve Community Development District Special
Assessment for Assessment Area One Project Series 2020
(NR/NR)
415,000 3.250
05/01/2030
409,635
Hammock Reserve Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
205,000 3.000
05/01/2031
199,508
Harbor Bay Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
1,060,000 3.300
05/01/2029
1,053,949
365,000 3.700
05/01/2033
359,307

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Harbor Bay Community Development District Special Assessment
RB Series 2019 A-1 (NR/NR)
$ 720,000 3.300%
05/01/2029
$ 715,890
Harmony On Lake Eloise Community Development District City
of Winter Haven Florida Capital Improvement RB Series 2025
(NR/NR)
820,000 4.600
11/01/2032
835,337
Harmony On Lake Eloise Community Development District City
of Winter Haven, Florida Capital Improvement RB, Series
2023 Assessment Area One (NR/NR)
800,000 5.125
05/01/2043
831,544
Harmony West Community Development District Osceola County
Florida Special Assessment RB Series 2025 Assessment Area
Three (NR/NR)
525,000 5.450
05/01/2045
541,732
Harvest Hills South Community Development District Pasco
County Florida Capital Improvement RB Series 2025 (NR/NR)
300,000 4.250
05/01/2030
300,236
375,000 4.500
05/01/2035
373,886
1,375,000 5.450
05/01/2045
1,408,732
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
185,000 4.250
05/01/2035
185,016
Hawkstone Community Development District Special Assessment
Area 1 RB Series 2019 (NR/NR)
340,000 3.500
11/01/2030
333,124
1,000,000 3.875
11/01/2039
934,335
Hawkstone Community Development District Special Assessment
Area 2 RB Series 2019 (NR/NR)
110,000 3.625
11/01/2030
108,317
Hawkstone Community Development District Special Assessment
RB Series 2021 (NR/NR)
435,000 3.200
05/01/2031
422,637
995,000 3.450
05/01/2041
888,842
Hawthorne Mill North Community Development District City
of Lakeland Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
470,000 4.600
05/01/2031
476,307
1,000,000 5.200
05/01/2044
1,026,259
Heritage Harbour North Community Development District Special
Assessment Series 2014 (NR/NR)
595,000 5.000
05/01/2034
618,582
Heritage Isle at Viera Community Development District Special
Assessment Refunding Series 2017 (AGM) (NR/AA)
240,000 4.000
05/01/2027
242,404
250,000 4.000
05/01/2028
252,911
Heritage Landing Community Development District Special
Assessment Refunding Bonds Series 2015 (NR/BBB+)
1,000,000 4.200
05/01/2031
1,000,085
995,000 4.350
05/01/2036
995,111
Herons Glen Recreation District Special Assessment Refunding
Bonds Series 2020 (BAM) (NR/AA)
300,000 3.000
05/01/2032
297,289
300,000 3.000
05/01/2033
294,465
245,000 3.000
05/01/2034
237,030
255,000 3.000
05/01/2035
244,001
260,000 3.000
05/01/2036
246,335
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hickory Tree Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2024 (NR/NR)
$ 425,000 4.500%
05/01/2031
$ 429,175
1,000,000 5.150
05/01/2044
1,017,364
Higher Educational Facilities Financing Authority Educational
Facilities Revenue Refunding Bonds for Saint Leo University
Project Series 2019 (NR/BB)
1,700,000 5.000
03/01/2039
1,421,979
Higher Educational Facilities Financing Authority Florida
Educational Facilities Revenue and Revenue Refunding Bonds
Ringling College Project Series 2017 (NR/BBB)
5,000,000 5.000
03/01/2042
4,942,478
Higher Educational Facilities Financing Authority Higher
Educational Facilities RB Keiser University Project Series
2025 (NR/BB+)
10,725,000 6.000
(c)
07/01/2045
11,041,257
Higher Educational Facilities Financing Authority RB for Rollins
College Project Series 2024 (A2/NR)
3,000,000 4.125
12/01/2054
2,692,489
Highland Meadows West Community Development District Special
Assessment for Assessment Area 2 Series 2020 A (NR/NR)
170,000 3.250
05/01/2031
163,794
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
120,000 3.250
05/01/2031
115,619
Highland Trails Community Development District
515,000 4.250
05/01/2030
514,735
925,000 4.500
05/01/2035
921,586
1,375,000 5.550
05/01/2045
1,412,829
Highlands Community Development District Special Assessment
Bonds for Assessment Areas 3B and 5 Project Series 2018
(NR/NR)
445,000 4.250
(c)
12/15/2029
448,371
Highlands Community Development District Special Assessment
Refunding Series 2016 (NR/BBB)
2,350,000 4.250
05/01/2036
2,324,588
Highlands County Health Facilities Authority Hospital RB Series
2025C Adventhealth Obligated Group (Aa2/AA/A-1)
24,900,000 2.850
(a)(b)
11/15/2060
24,900,000
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area 7/7A Project Series
2019 (NR/NR)
220,000 3.875
11/01/2031
220,615
355,000 4.200
11/01/2039
351,897
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area Five Project Series
2017 (NR/NR)
155,000 4.875
11/01/2027
156,580
865,000 5.375
11/01/2037
875,806
770,000 5.500
11/01/2047
775,340
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area Six Project Series
2017 (NR/NR)
35,000 4.875
11/01/2027
35,353
330,000 5.500
11/01/2047
332,289
Hillcrest Community Development District Special Assessment
Bonds for Capital Improvement Program Series 2018 (NR/NR)
490,000 4.000
11/01/2028
492,754

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hillcrest Community Development District Special Assessment
Bonds for Capital Improvement Program Series 2018
(NR/NR) – (continued)
$ 700,000 4.500%
11/01/2038
$ 701,152
Hillcrest Preserve Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
525,000 4.375
(c)
05/01/2031
528,797
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
865,000 3.500
(c)
05/01/2031
846,529
4,775,000 4.000
(c)
05/01/2040
4,523,861
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2021
(NR/NR)
250,000 2.800
05/01/2031
237,568
Hills of Minneola Community Development District City of
Minneola Florida Special Assessment RB Series 2024
(NR/NR)
315,000 4.700
05/01/2031
323,759
Hills of Minneola Community Development District Special
Assessment RB Series 2026 North Parcel Assessment Area
Two (NR/NR)
730,000 5.300
05/01/2046
747,064
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
800,000 5.600
05/01/2044
841,707
Holly Hill Road East Community Development District Special
Assessment for Area 3 Project Series 2020 (NR/NR)
165,000 4.500
11/01/2031
173,753
170,000 5.000
11/01/2041
183,181
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
747,000 3.000
05/01/2031
711,616
933,000 3.000
05/01/2037
814,769
Housing Finance Authority of Hillsborough County
Multifamily Housing Zion Village RB Series 2024
(HUD SECT 8) (Aa1/NR)
3,730,000 3.250
(a)(b)
09/01/2042
3,732,291
Housing Finance Authority of Lee County Florida Multifamily
Housing RB Lof TS On Lemon II Series 2025B
(Aa1/NR) (PUTABLE)
4,000,000 3.125
(a)(b)
10/01/2029
4,013,600
Housing Finance Authority of Miami-Dade County Florida
Multifamily Housing RB Series 2025A (Aa1/NR)
6,850,000 3.250
(a)(b)
02/01/2044
6,890,484
Housing Finance Authority of Pinellas County Multifamily
Housing RB for Citrus Grove Apartments Series 2024
(HUD SECT 8) (Aa1/NR)
1,835,000 3.300
(a)(b)
01/01/2042
1,835,392
Hunt Club Grove Community Development District City of
Lake Wales Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
245,000 4.850
06/15/2031
249,753
1,040,000 5.375
06/15/2044
1,076,671
Hunt Club Grove Community Development District City of
Lake Wales Florida Special Assessment Bonds Series 2026
Assessment Area Two (NR/NR)
580,000 5.300
12/15/2046
592,356
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hunters Ridge Community Development District No. 1 Assessment
Area Special Assessment Bonds Series 2019 (NR/NR)
$ 610,000 5.000%
(c)
11/01/2039
$ 623,355
Ibis Landing Community Development District Lee County Florida
Special Assessment Bonds Series 2025 (NR/NR)
370,000 4.125
06/15/2030
373,229
525,000 4.700
06/15/2035
542,453
Island Lake Estates Community Development District 2023 Project
Special Assessment Bonds Series 2023 (NR/NR)
1,360,000 5.750
12/15/2043
1,453,780
Jacksonville Housing Finance Authority Multifamily Housing RB
Series 2025 (Aa1/NR)
1,750,000 3.400
(a)(b)
07/01/2058
1,754,318
Jea Water and Sewer System RB 2025 Series A (Aa1/AA+)
16,500,000 5.250
10/01/2049
17,853,944
Juniper Cove Community Development District Miami-Dade
County Florida Capital Improvement RB Series 2025 (NR/NR)
435,000 4.625
05/01/2032
442,188
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2017 A (NR/NR)
1,360,000 4.500
(c)
05/01/2038
1,362,906
1,855,000 4.625
(c)
05/01/2048
1,756,379
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
670,000 2.750
05/01/2031
627,341
765,000 3.125
05/01/2041
634,477
K-Bar Ranch III Community Development District City of Tampa,
Florida Special Assessment Bonds Series 2025 (NR/NR)
905,000 4.100
(c)
05/01/2030
908,569
Kelly Park Community Development District
645,000 6.000
11/01/2043
684,863
Kelly Park Community Development District
200,000 4.375
05/01/2032
202,743
Keys Edge Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
900,000 5.375
05/01/2055
903,101
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
150,000 3.000
05/01/2030
147,521
Kindred Community Development District II Special Assessment
Bonds Series 2021 (NR/NR)
700,000 3.125
05/01/2041
626,914
Kindred Community Development District II Special Assessment
RB Series 2023 (NR/NR)
610,000 4.900
05/01/2033
635,943
Kindred Community Development District Special Assessment
Bond Series 2017 (NR/NR)
1,000,000 4.625
05/01/2037
1,002,500
Kingman Gate Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
395,000 3.125
06/15/2030
391,926
375,000 4.000
06/15/2040
376,294
Kingman Gate Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
700,000 3.600
06/15/2041
663,414
Kings Creek I Community Development District City of
Jacksonville Florida Special Assessment Bonds Series 2025
(Assessment Area One Project) (NR/NR)
500,000 5.000
05/01/2036
518,173

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Kingston One Community Development District Lee County
Florida Special Assessment Bonds Series 2025 (NR/NR)
$ 2,000,000 5.000%
05/01/2035
$ 2,083,086
3,500,000 5.750
05/01/2045
3,686,074
Knightsbridge Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
180,000 4.250
(c)
06/15/2031
182,820
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
55,000 4.500
05/01/2027
55,194
225,000 5.000
05/01/2032
229,947
645,000 5.500
05/01/2042
680,750
Lake Emma Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
370,000 4.500
(c)
05/01/2030
375,814
545,000 5.250
(c)
05/01/2043
568,182
Lake Flores Community Development District Manatee County
Florida Special Assessment Bonds Series 2026 Assessment
Area (NR/NR)
1,000,000 5.450
05/01/2046
1,022,433
Lake Frances Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2018 (NR/BBB-)
689,000 4.000
05/01/2037
669,459
Lake Harris Community Development District 2023 Project Area
Special Assessment Bonds Series 2023 (NR/NR)
120,000 4.700
05/01/2030
122,348
Lake Hideaway Community Development District Hernando
County Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
495,000 4.750
05/01/2031
503,120
Lakes of Sarasota Community Development District 2 Sarasota
County Florida Capital Improvement RB Series 2025A
(NR/NR)
530,000 5.500
05/01/2045
546,093
Lakeshore Ranch Community Development District Special
Assessment Refunding Series 2019 A-2 (NR/NR)
240,000 3.500
05/01/2030
235,487
320,000 4.000
05/01/2035
316,689
Lakeside at Satilla Community Development District Osceola
County Florida Capital Improvement RB, Series 2025
(NR/NR)
405,000 3.750
(c)
05/01/2030
404,078
Lakewood Park Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
625,000 5.625
05/01/2043
658,471
Lakewood Park Community Development District Special
Assessment for Assessment Area One Series 2021 (NR/NR)
125,000 3.200
05/01/2031
122,857
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2019 (NR/NR)
295,000 3.400
05/01/2030
292,548
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
225,000 3.250
05/01/2029
223,355
215,000 3.850
05/01/2039
207,227
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
385,000 3.000
05/01/2030
377,012
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment
for Northeast Sector Project - Phase 2C Series 2020
(NR/NR) – (continued)
$ 750,000 3.500%
05/01/2040
$ 689,012
Lakewood Ranch Stewardship District Special Assessment for
Sweetwater Project Series 2021 (NR/NR)
290,000 2.625
05/01/2031
277,188
1,000,000 3.100
05/01/2041
857,542
Lakewood Ranch Stewardship District Special Assessment RB for
Cresswind Project Series 2019 (NR/NR)
265,000 3.800
05/01/2029
266,062
Lakewood Ranch Stewardship District Special Assessment RB for
Del Webb Project Series 2017 (NR/NR)
115,000 4.300
(c)
05/01/2027
115,953
Lakewood Ranch Stewardship District Special Assessment RB for
Indigo Expansion Area Project Series 2019 (NR/NR)
355,000 3.200
(c)
05/01/2029
351,930
Lakewood Ranch Stewardship District Special Assessment RB for
Lake Club Phase 4 Project Series 2019 (NR/NR)
135,000 3.800
05/01/2029
135,544
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood Centre North Project Series 2015 (NR/NR)
1,535,000 4.875
05/01/2035
1,539,281
970,000 4.875
05/01/2045
970,182
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood National & Polo Run Projects Series 2017 (NR/NR)
220,000 4.625
05/01/2027
222,406
1,000,000 5.250
05/01/2037
1,010,009
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1A Series 2018 (NR/NR)
440,000 4.250
05/01/2028
445,646
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1B Series 2018 (NR/NR)
1,225,000 4.750
05/01/2029
1,250,336
2,250,000 5.300
05/01/2039
2,301,610
Lakewood Ranch Stewardship District Special Assessment RB for
Palm Grove Project Series 2024 (NR/NR)
1,060,000 5.250
05/01/2044
1,108,172
Lakewood Ranch Stewardship District Special Assessment RB for
Taylor Ranch Project Series 2023 (NR/NR)
2,400,000 6.125
05/01/2043
2,637,660
Lakewood Ranch Stewardship District Special Assessment RB
for Villages of Lakewood Ranch South Project Series 2016
(NR/NR)
5,455,000 5.000
05/01/2036
5,459,399
3,945,000 5.125
05/01/2046
3,945,879
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
500,000 2.000
05/01/2028
483,499
500,000 2.000
05/01/2029
473,973
1,685,000 2.625
05/01/2037
1,425,462
Lakewood Ranch Stewardship District Special Assessment RB
Series 2021 (NR/NR)
1,120,000 3.000
05/01/2041
953,845
Lakewood Ranch Stewardship District Special Assessment RB
Series 2024 (NR/NR)
485,000 5.300
05/01/2044
509,928

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment
Refunding for Northeast Sector Project - Phase 2B Series 2020
(NR/NR)
$ 335,000 3.200%
(c)
05/01/2030
$ 329,839
Lakewood Ranch Stewardship District The Isles at Lakewood
Ranch Project Phase 1 Special Assessment Bonds Series 2019
(NR/NR)
100,000 3.875
05/01/2029
100,538
Landings at Miami Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
350,000 4.125
(c)
11/01/2028
351,978
250,000 4.750
(c)
11/01/2048
244,751
Landings Community Development District City of Palm Coast
Florida Special Assessment Bonds North Tract Series 2024
(NR/NR)
275,000 5.000
05/01/2031
279,201
1,025,000 5.500
05/01/2044
1,063,000
860,000 5.800
05/01/2055
873,190
Landmark at Doral Community Development District Senior
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-1 (NR/AA-)
520,000 3.000
05/01/2027
516,942
535,000 3.000
05/01/2028
528,669
550,000 3.000
05/01/2029
539,298
1,715,000 3.000
05/01/2035
1,558,145
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
370,000 3.375
05/01/2030
362,059
2,020,000 4.000
05/01/2038
1,944,749
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
85,000 4.375
05/01/2027
85,235
435,000 4.750
05/01/2032
443,477
370,000 5.000
05/01/2042
378,123
Lecanto Preserve Community Development District Citrus County
Florida Special Assessment Bonds Series 2026 (NR/NR)
540,000 4.100
05/01/2033
539,908
825,000 5.350
05/01/2046
834,385
Lee County Florida Airport RB Series 2024 (AMT) (A2/NR)
1,475,000 5.000
10/01/2037
1,601,056
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024A (NR/BBB+)
2,375,000 5.250
11/15/2044
2,527,078
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024B-1 (NR/BBB+)
1,850,000 4.750
11/15/2029
1,855,992
Lee County Industrial Development Authority Healthcare Facilities
Refunding RB Cypress Cove At Healthpark Florida Inc.
Project Series 2026 (NR/NR)
2,000,000 5.250
(c)(f)
10/01/2044
2,047,936
Lee County Industrial Development Authority Hospital RB Lee
Health System Inc Project Series 2026A A-3 (A1/A+)
8,350,000 5.000
(a)(b)
04/01/2065
9,316,015
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Legacy Palm Drive Community Development District Miami-
Dade County, Florida Capital Improvement RB Series 2026
(NR/NR)
$ 1,840,000 5.400%
05/01/2046
$ 1,855,879
Leomas Landing Community Development District City of
Lake Wales Florida Capital Improvement RB Series 2025
Assessment Area Two (NR/NR)
295,000 4.500
11/01/2032
298,415
Liberty Cove Community Development District Special
Assessment RB for Assessment Area One Project Series 2024
(NR/NR)
1,000,000 5.375
05/01/2044
1,021,623
Long Lake Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,085,000 5.000
05/01/2038
1,098,822
Longleaf Community Development District (NR/NR)
271,000 5.375
05/01/2030
271,210
Longleaf Community Development District Capital Improvement
RB for Neighborhood 4 – Assessment Area Two Series 2024A
(NR/NR)
655,000 5.200
05/01/2044
662,780
Longleaf Community Development District Capital Improvement
RB Series 2024 (NR/NR)
240,000 4.500
(c)
05/01/2031
241,692
Lowery Hills Community Development District City of Lake
Alfred Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
295,000 4.550
(c)
05/01/2032
298,621
750,000 5.625
(c)
05/01/2045
770,244
LT Ranch Community Development District Capital Improvement
RB Series 2022-1 (NR/NR)
100,000 5.300
05/01/2032
105,428
285,000 5.750
05/01/2042
304,801
460,000 5.900
05/01/2053
477,362
LT Ranch Community Development District Special Assessment
Series 2019 (NR/NR)
790,000 3.400
05/01/2030
782,319
1,465,000 4.000
05/01/2040
1,423,206
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024 (NR/NR)
275,000 4.875
05/01/2031
279,232
315,000 5.700
05/01/2044
326,176
840,000 5.750
05/01/2044
872,482
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
1,300,000 3.250
05/01/2031
1,251,987
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
700,000 3.125
05/01/2031
671,534
775,000 3.450
05/01/2041
676,924
LTC Ranch West Residential Community Development District
Special Assessment Refunding RB for Assessment Area Four
Project – Pod 2 Series 2024-Aa4 (NR/NR)
900,000 5.375
05/01/2044
917,009
Lucerne Park Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
180,000 4.000
05/01/2029
181,243

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lynwood Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
$ 610,000 3.625%
06/15/2030
$ 602,876
Magnolia Island Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
565,000 4.650
05/01/2032
573,747
Magnolia Island Community Development District Pasco County
Florida Capital Improvement RB Series 2025A (NR/NR)
200,000 4.250
(c)
05/01/2030
200,023
300,000 4.500
(c)
05/01/2035
298,677
Magnolia Island Community Development District Pasco County,
Florida Capital Improvement RB Series 2025A (NR/NR)
600,000 5.450
(c)
05/01/2045
614,254
Mainstreet At Coconut Creek Community Development District
Broward County Florida Special Assessment Bonds Series
2026 (NR/NR)
2,650,000 5.000
05/01/2031
2,651,028
Malabar Springs Community Development District Special
Assessment Bonds for Assessment Area One Series 2024
(NR/NR)
325,000 4.500
05/01/2031
328,189
Mandarin Grove Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
755,000 6.625
(c)
05/01/2053
879,772
Mangrove Point Community Development District Capital
Improvement RB Series 2022 (NR/NR)
350,000 4.000
05/01/2032
331,520
1,050,000 4.250
05/01/2042
946,804
Marion Ranch Community Development District Marion County
Florida Special Assessment Bonds Series 2024 (NR/NR)
180,000 5.100
05/01/2031
183,334
415,000 5.700
05/01/2044
432,167
McJunkin Parkland Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
685,000 4.750
(c)
11/01/2029
698,532
Mckendree Pointe Community Development District Pasco County
Florida Capital Improvement RB Series 2025 (NR/NR)
700,000 4.750
05/01/2035
697,937
815,000 5.700
05/01/2045
834,757
Meadow Pines Community Development District Special
Assessment Refunding Bonds Senior Lien Series 2014 1
(NR/A+)
610,000 4.450
05/01/2030
610,477
Meadow Pointe III Community Development District Pasco
County, Florida Capital Improvement Revenue Refunding
Bonds Series 2015A-1 (NR/A+)
550,000 4.400
05/01/2031
550,336
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
500,000 3.000
05/01/2031
475,261
1,775,000 3.250
05/01/2041
1,507,854
Merrick Square Community Development District Capital
Improvement RB Series 2023 (NR/NR)
750,000 5.400
05/01/2043
789,803
Miami Dade County Aviation Revenue Refunding Bonds Series
2015A (NR/A+)
34,650,000 5.000
10/01/2038
34,726,032
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Miami Dade County Aviation Revenue Refunding Bonds Series
2017B (AMT) (NR/A+)
$ 21,840,000 5.000%
10/01/2040
$ 22,135,790
Miami RB Refunding Parking System Series 2019
(BAM) (A1/AA)
1,000,000 4.000
10/01/2038
1,005,307
Miami World Center Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
520,000 4.750
11/01/2027
526,303
850,000 5.125
11/01/2039
860,965
2,350,000 5.250
11/01/2049
2,364,613
Miami-Dade County Aviation Revenue Refunding Bonds Series
2019A (NR/A+)
2,225,000 5.000
10/01/2049
2,240,585
Miami-Dade County Aviation Revenue Refunding Bonds Series
2024A (AMT) (NR/A+)
3,130,000 5.000
10/01/2027
3,211,466
2,295,000 5.000
10/01/2028
2,396,836
Miami-Dade County Capital Asset Acquisition Special Obligation
Bonds Series 2023A (Aa2/AA)
3,770,000 5.000
04/01/2045
3,970,307
1,865,000 5.000
04/01/2048
1,930,732
Miami-Dade County Educational Facilities Authority Revenue
Refunding Bonds for University of Miami Issue Series 2024B
(A2/A-)
9,110,000 5.000
04/01/2030
9,805,468
9,565,000 5.000
04/01/2031
10,450,876
10,045,000 5.000
04/01/2032
11,108,270
Miami-Dade County Expressway Authority Toll System  RB, Series
2010 A (A3/A)
1,400,000 5.000
07/01/2040
1,401,028
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
960,000 5.000
(c)
07/01/2037
955,497
1,440,000 5.250
(c)
07/01/2042
1,440,188
Miami-Dade County Seaport Revenue Refunding Bonds Series
2021A (AGM) (A3/AA)
10,000,000 4.000
10/01/2041
9,823,152
Miami-Dade County Seaport Revenue Refunding Bonds, Series
2022A (AMT) (A3/NR)
2,715,000 5.250
10/01/2052
2,780,950
Miami-Dade County Water & Sewer Revenue System Bonds Series
2021 (BAM-TCRS) (Aa3/AA)
1,840,000 4.000
10/01/2051
1,673,009
Miami-Dade County, Florida Seaport RR Bonds, Series 2022A
(AMT) (A3/NR)
2,030,000 5.000
10/01/2042
2,130,670
Miami-Dade County, Florida Water & Sewer System  RB, Series
2024-A (Aa3/AA)
20,000,000 5.250
10/01/2054
21,175,268
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
5,120,000 5.000
05/01/2037
5,081,817
Mirada Community Development District Pasco County Florida
Capital Improvement RB Series 2024 Assessment Area Five
(NR/NR)
50,000 5.000
05/01/2034
50,089

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Mirada Community Development District Pasco County Florida
Capital Improvement Revenue and Refunding Bonds Series
2024 Assessment Area Three (NR/NR)
$ 380,000 4.750%
05/01/2031
$ 384,658
Mirada II Community Development District Pasco County Florida
Capital Improvement RB, Series 2025 (NR/NR)
210,000 4.000
05/01/2030
209,450
1,315,000 5.500
05/01/2045
1,383,681
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
735,000 3.125
05/01/2031
690,311
Miranda II Community Development District Capital Improvement
RB Series 2022 (NR/NR)
95,000 4.625
05/01/2027
95,625
180,000 5.125
05/01/2032
188,603
Miromar Lakes Community Development District Lee County
Florida Capital Improvement Revenue Refunding Bonds Series
2025 (NR/NR)
520,000 5.000
05/01/2027
526,459
545,000 5.000
05/01/2028
560,407
1,500,000 5.000
05/01/2035
1,623,335
Mitchell Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
565,000 3.375
12/15/2030
555,149
1,500,000 4.000
12/15/2039
1,434,266
New Port Corners Community Development District Pasco County
Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000 5.200
(c)
06/15/2045
511,496
New Port Tampa Bay Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
500,000 3.500
05/01/2031
486,108
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/NR)
25,000 3.500
(c)
05/01/2031
24,477
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
130,000 3.500
(c)
05/01/2027
129,684
135,000 3.500
(c)
05/01/2028
134,518
140,000 3.500
(c)
05/01/2029
138,953
700,000 3.500
(c)
05/01/2038
643,486
North Ar-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
280,000 4.875
05/01/2031
284,849
355,000 5.750
05/01/2044
371,756
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
195,000 4.625
05/01/2031
198,223
360,000 5.450
05/01/2044
374,323
North AR-1 Pasco Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
280,000 3.125
05/01/2031
268,971
North Loop Community Development District
175,000 5.625
05/01/2030
180,906
525,000 6.375
05/01/2043
573,816
North Miami FLA Community Redevelopment Agency
Redevelopment RB 2024 (NR/A)
595,000 5.000
03/01/2027
602,340
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
North Miami FLA Community Redevelopment Agency
Redevelopment RB 2024 (NR/A) – (continued)
$ 200,000 5.000%
03/01/2028
$ 206,272
600,000 5.000
03/01/2029
628,698
425,000 5.000
03/01/2032
459,810
455,000 5.000
03/01/2033
495,732
565,000 5.000
03/01/2034
619,351
1,000,000 5.000
03/01/2038
1,076,617
585,000 5.000
03/01/2040
625,447
1,000,000 5.000
03/01/2041
1,060,337
585,000 5.000
03/01/2042
616,397
1,100,000 5.000
03/01/2043
1,153,992
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
95,000 2.450
11/01/2026
94,516
670,000 3.000
11/01/2031
638,299
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
210,000 5.250
(c)
05/01/2032
217,106
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
400,000 3.125
05/01/2030
390,394
430,000 3.625
05/01/2040
396,781
North Sumter County Utility Dependent District RB for Central
Sumter Utility Series 2019 (BAM) (NR/AA)
655,000 5.000
10/01/2030
699,456
575,000 5.000
10/01/2031
613,162
1,205,000 5.000
10/01/2034
1,276,130
1,000,000 5.000
10/01/2036
1,054,292
1,975,000 5.000
10/01/2037
2,075,824
2,075,000 5.000
10/01/2038
2,174,393
Northlake Stewardship District Manatee County Florida Special
Assessment Bonds Series 2026 (NR/NR)
390,000 4.000
05/01/2031
390,637
325,000 4.100
05/01/2031
324,996
250,000 4.350
05/01/2036
251,429
500,000 4.450
05/01/2036
500,525
700,000 5.350
05/01/2046
710,200
Northlake Stewardship District Manatee County Florida Special
Assessment Bonds, Series 2025 (NR/NR)
400,000 4.250
05/01/2030
399,514
Northridge Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
960,000 4.550
(c)
05/01/2030
977,409
Ocala Preserve Community Development District Capital
Improvement RB Series 2023 (NR/NR)
190,000 4.875
05/01/2030
194,457
Okaloosa County Florida Industrial Development RB Air Force
Enlisted Village Inc. Project Series 2025 (NR/NR)
1,100,000 5.500
(c)
05/15/2045
1,151,684
Old Hickory Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
245,000 3.000
06/15/2030
238,332
315,000 4.000
06/15/2040
299,289
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
240,000 4.250
06/15/2030
244,467
585,000 5.250
06/15/2043
616,440

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Orange Blossom Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
$ 520,000 4.100%
05/01/2029
$ 523,860
2,340,000 4.850
05/01/2039
2,364,072
3,840,000 5.000
05/01/2049
3,847,105
Orange Branch Community Development District St. Johns County
Florida Special Assessment Bonds Series 2026 (NR/NR)
760,000 4.000
(c)
05/01/2031
760,824
480,000 4.300
(c)
05/01/2036
482,432
Orange County Health Facilities Authority Hospital RB Orlando
Health Obligated Group Series 2025A (NR/A+)
7,750,000 4.500
10/01/2056
7,650,755
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)
4,325,000 1.250
(a)(b)
10/01/2046
4,084,848
Ormond Crossings West Community Development District City of
Ormond Beach Florida Special Assessment Bonds Series 2025
(NR/NR)
2,500,000 5.750
11/01/2047
2,532,148
Osceola Chain Lakes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
335,000 3.500
05/01/2030
327,073
Osceola County Expressway System Senior Lien Convertible
Capital Appreciation RB Series 2014B-2 (NR/NR)
5,000,000 6.150
(d)
10/01/2031
5,768,964
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2016 (NR/NR)
3,270,000 5.875
11/01/2037
3,338,167
3,490,000 6.000
11/01/2047
3,544,087
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2018 (NR/NR)
405,000 4.875
(c)
11/01/2028
411,692
Osceola County Transportation Improvement & Refunding RB
Series 2019A-1 (NR/BBB+)
400,000 5.000
10/01/2026
401,314
Osceola Village Center Community Development District Special
Assessment Bond Series 2021 (NR/NR)
180,000 2.875
(c)
05/01/2031
174,511
365,000 3.300
(c)
05/01/2041
327,289
Pacific Ace Community Development District Special Assessment
Bonds for Assessment Area Two Series 2024 (NR/NR)
505,000 5.200
05/01/2044
521,105
Paddocks Community Development District Capital Improvement
RB Series 2024 (NR/NR)
495,000 4.250
(c)
05/01/2031
497,964
1,025,000 5.125
(c)
05/01/2044
1,042,466
Palermo Community Development District Lee County Florida
Special Assessment Bonds Series 2025 Assessment Area Two
(NR/NR)
220,000 4.375
06/15/2032
223,782
Palermo Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
365,000 4.125
06/15/2030
370,035
950,000 5.000
06/15/2043
984,048
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
4,000,000 5.000
10/01/2034
4,214,678
1,810,000 5.000
10/01/2043
1,846,337
3,280,000 5.250
10/01/2053
3,274,373
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority RB for ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2020 B (NR/NR)
$ 250,000 4.000%
11/15/2041
$ 246,017
1,030,000 5.000
11/15/2042
1,060,921
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,300,000 4.000
05/15/2053
1,879,709
2,175,000 5.000
05/15/2053
2,087,916
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Obligated Group Series 2021
C (NR/NR)
8,190,000 4.000
05/15/2036
8,125,741
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Series 2023 C (NR/NR)
945,000 7.500
05/15/2053
1,051,281
Palm Coast Park Community Development District Special
Assessment Bond for Somerset at Palm Coast Park, Series
2023 (NR/NR)
625,000 4.700
05/01/2033
642,057
400,000 5.400
05/01/2043
416,451
Palm Coast Park Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
275,000 2.800
05/01/2031
259,238
730,000 3.125
05/01/2041
610,292
Palm Coast Park Community Development District Special
Assessment for Assessment Area One Series 2019 (NR/NR)
200,000 3.750
05/01/2030
198,699
965,000 4.150
05/01/2040
932,876
Palm Gate Community Development District City of Florida City
Florida Special Assessment Bonds Series 2025 (NR/NR)
845,000 4.375
06/15/2032
855,009
Palm Glades Community Development District Senior Special
Assessment Bonds Series 2018 A-1 (NR/A)
225,000 3.500
11/01/2026
224,852
230,000 3.500
11/01/2027
230,067
240,000 3.500
11/01/2028
239,705
Palm Glades Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
745,000 4.000
(c)
05/01/2050
642,918
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2016 (NR/A)
1,045,000 4.000
05/01/2036
1,045,067
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2017 (NR/BBB-)
55,000 4.000
05/01/2027
55,222
3,575,000 5.000
05/01/2039
3,596,307
Palmetto Ridge Community Development District Pasco County
Florida Special Assessment Bonds Series 2026 (NR/NR)
570,000 4.125
05/01/2031
571,002
1,245,000 4.450
05/01/2036
1,248,786
705,000 4.500
05/01/2036
709,479
Park East Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
655,000 2.875
11/01/2031
613,801
1,150,000 3.150
11/01/2041
966,968

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Parker Pointe Community Development District Miami-Dade
County Florida Special Assessment Bonds Series 2024
(NR/NR)
$ 700,000 5.500%
05/01/2044
$ 720,450
Parkland Preserve Community Development District Special
Assessment RB Series 2019 A (NR/NR)
320,000 4.750
05/01/2030
326,983
Parkside Trails Community Development District Lake County
Special Assessment Bonds Series 2025 (NR/NR)
285,000 4.000
05/01/2030
284,654
285,000 4.300
05/01/2035
283,527
1,000,000 5.300
05/01/2045
1,024,709
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
490,000 3.125
05/01/2030
473,308
800,000 3.750
05/01/2040
724,448
Parkway Center Community Development District Hillsborough
County Florida Special Assessment Refunding Bonds Series
2018-1 (NR/A-)
130,000 4.375
05/01/2031
131,034
Parkway Center Community Development District Special
Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000 4.250
05/01/2031
346,600
1,030,000 4.500
05/01/2038
1,018,079
Parkway Center Community Development District Special
Assessment Refunding Series 2018-1 (NR/A-)
275,000 4.000
05/01/2027
276,519
285,000 4.125
05/01/2028
288,981
Parrish Lakes Community Development District Capital
Improvement RB for Special Assessment Area Two Series
2023A (NR/NR)
245,000 4.625
05/01/2030
248,660
515,000 5.375
05/01/2043
534,216
Parrish Lakes Community Development District Capital
Improvement RB Series 2023 (NR/NR)
135,000 4.000
05/01/2030
135,808
Parrish Lakes Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Three (NR/NR)
280,000 5.000
05/01/2031
284,192
Parrish Lakes II Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
995,000 4.250
05/01/2031
999,331
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Four Project (NR/NR)
250,000 5.625
05/01/2044
261,775
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Three Project (NR/NR)
270,000 4.875
05/01/2031
275,188
670,000 5.800
05/01/2044
705,546
Parrish Plantation Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
335,000 3.125
05/01/2031
323,806
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Pasadena Ridge Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
$ 565,000 4.350%
05/01/2031
$ 569,468
Pasadena Ridge Community Development District Pasco County
Florida Capital Improvement RB Series 2025 (NR/NR)
470,000 4.200
05/01/2030
468,607
1,000,000 5.500
05/01/2045
1,021,273
Pasco Community Development District Capital Improvement RB
Series 2021A (NR/NR)
185,000 3.250
05/01/2031
181,288
570,000 3.550
05/01/2041
526,064
Pasco County Capital Improvement Cigarette Tax Allocation Bonds
Series 2023A (AGM) (A1/AA)
480,000 5.250
09/01/2035
535,863
500,000 5.250
09/01/2036
554,822
250,000 5.500
09/01/2037
279,498
210,000 5.500
09/01/2038
233,705
3,665,000 5.750
09/01/2054
3,957,466
Paseo Community Development District Capital Improvement RB
Refunding Series 2018 (NR/A-)
495,000 4.000
05/01/2028
500,824
1,270,000 4.500
05/01/2031
1,284,304
3,240,000 4.375
05/01/2036
3,231,903
PBR Community Development District User Fee RB Series 2026A-
1 (NR/NR)
1,350,000 5.000
03/01/2048
1,364,976
Peace Creek Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2025
Assessment Area Two (NR/NR)
910,000 5.450
05/01/2045
937,037
Peace Creek Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
315,000 4.250
06/15/2030
318,466
Peace Creek Village Community Development District City of
Winter Haven Florida Special Assessment Bonds Series 2025
(NR/NR)
305,000 4.500
(c)
05/01/2032
308,957
500,000 5.600
(c)
05/01/2045
515,474
Peace Crossing Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
600,000 5.000
05/01/2031
604,712
Pentathlon Community Development District Special Assessment
Revenue Refunding Series 2012 (NR/A-)
1,330,000 4.500
11/01/2033
1,330,683
Pine Isle Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
225,000 3.000
(c)
12/15/2031
220,402
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
540,000 2.000
05/01/2028
521,716
555,000 2.000
05/01/2029
525,397
565,000 2.125
05/01/2030
526,496
1,210,000 2.625
05/01/2034
1,078,148
990,000 2.800
05/01/2037
848,429

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Pinellas County Industrial Development Authority RB for
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project Series 2019 (NR/NR)
$ 1,300,000 5.000%
07/01/2029
$ 1,323,502
1,600,000 5.000
07/01/2039
1,618,213
Pinery Community Development District Hernando County,
Florida Capital Improvement RB Series 2026 (NR/NR)
500,000 4.250
05/01/2031
494,614
400,000 4.500
05/01/2036
394,861
Portico Community Development District Special Assessment
Bonds Series 2020-2 (NR/NR)
140,000 3.250
05/01/2031
135,187
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
2,810,000 3.200
05/01/2031
2,713,279
1,870,000 3.500
05/01/2037
1,732,303
Preserve at Legends Pointe Community Development District
Pasco County, Florida Capital Improvement  RB, Series 2025
(NR/NR)
520,000 5.625
(c)
05/01/2045
544,429
Preserve at Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
185,000 4.600
05/01/2031
188,048
Preserve at South Branch Community Development District
Special Assessment Phase 1 Series 2018 (NR/NR)
190,000 4.750
11/01/2029
194,629
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
470,000 3.500
11/01/2030
470,611
Preston Cove Community Development District Special
Assessment RB Series 2022 (NR/NR)
145,000 3.250
05/01/2027
144,381
675,000 3.600
05/01/2032
656,754
1,820,000 4.000
05/01/2042
1,704,725
Prosperity Lakes Community Development District
690,000 5.875
12/15/2043
747,481
Quail Roost Community Development District Miami-Dade
County, Florida Special Assessment Bonds Series 2025
(NR/NR)
327,000 5.800
05/01/2045
349,612
Quail Roost Community Development District Special Assessment
for Expansion Area Project Series 2021 (NR/NR)
40,000 2.200
12/15/2026
39,737
480,000 2.700
12/15/2031
456,397
720,000 3.125
12/15/2041
613,612
Radiance Community Development District Flagler County Florida
Special Assessment Bonds, Series 2025 (NR/NR)
910,000 5.000
(c)
05/01/2030
928,265
Ranches At Lake Mcleod Community Development District
Polk County Florida Special Assessment Bonds Series 2025
Assessment Area Two (NR/NR)
240,000 4.250
06/15/2030
242,698
370,000 4.550
06/15/2035
379,387
600,000 5.450
06/15/2045
627,970
Ranches at Lake Mcleod Community Development District Polk
County, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
625,000 5.250
06/15/2043
654,388
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Randal Park Community Development District Randal Walk
Special Assessment RB Series 2018 (NR/NR)
$ 115,000 4.500%
(c)
05/01/2029
$ 116,833
Reagan Landing Community Development District Manatee
County Florida Special Assessment Bonds Series 2026
(NR/NR)
210,000 4.000
05/01/2033
205,174
500,000 5.250
05/01/2046
505,888
Reflection Bay Community Development District Palm Beach
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
185,000 4.500
05/01/2030
187,362
425,000 5.000
05/01/2035
442,662
Regal-Village Community Development District Capital
Improvement Revenue Bonds Series 2024 (NR/NR)
275,000 4.250
05/01/2031
277,703
Reserve at Van Oaks Community Development District City of
Auburndale, Florida Special Assessment Bonds, Series 2023
Project (NR/NR)
670,000 5.125
05/01/2043
698,021
Reunion West Community Development District Special
Assessment Bonds for Assessment Area 5 Project Series 2019
(NR/NR)
295,000 4.000
05/01/2030
295,836
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
1,150,000 3.000
05/01/2036
1,051,618
Rhodine Road North Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
275,000 4.000
05/01/2030
278,840
615,000 4.500
05/01/2040
619,605
610,000 4.750
05/01/2050
596,433
Rhodine Road North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
190,000 3.000
05/01/2032
184,773
400,000 3.300
05/01/2042
353,299
Ridge at Apopka Community Development District Special
Assessment Bonds for Parcel Two Project Series 2023
(NR/NR)
205,000 4.750
05/01/2030
207,997
Ridge at Apopka Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
105,000 4.750
05/01/2027
105,729
695,000 5.000
05/01/2032
716,604
Ridge at Health Brook Community Development District Capital
Improvement RB Series 2023 (NR/NR)
90,000 4.375
05/01/2030
91,226
270,000 5.250
05/01/2043
281,485
River Bend Community Development District Special Assessment
RB Refunding Senior Series 2016 A-1 (NR/A-)
2,390,000 4.000
05/01/2031
2,390,548
890,000 4.000
05/01/2035
890,068
River Glen Community Development District Special Assessment
Bond for Assessment Area Two Series 2021 (NR/NR)
600,000 3.000
05/01/2031
583,097
River Hall Community Development District
575,000 4.550
(c)
05/01/2031
581,578
River Hall Community Development District
700,000 6.250
05/01/2043
759,460

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
River Hall Community Development District Special Assessment
for Assessment Area 3 Series 2020 A (NR/NR)
$ 585,000 3.250%
05/01/2031
$ 563,643
River Hall Community Development District Special Assessment
Refunding Bonds Series 2021 A-2 (NR/NR)
825,000 3.000
05/01/2031
785,921
815,000 3.000
05/01/2036
728,087
River Landing Community Development District Pasco County
Florida Capital Improvement RB Series 2025 (NR/NR)
625,000 5.200
05/01/2045
644,227
River Landing Community Development District Special
Assessment Series 2020 A (NR/NR)
380,000 3.600
05/01/2030
375,786
Rivers Edge II Community Development District Special
Assessment Bond Series 2021 (NR/NR)
100,000 3.000
05/01/2031
97,452
Rivers Edge III Community Development District Special
Assessment Bond Series 2021 (NR/NR)
300,000 3.000
(c)
05/01/2031
292,763
Riversong Community Development District Manatee County
Florida Special Assessment Bonds Series 2025 (NR/NR)
1,090,000 5.400
(c)
05/01/2045
1,128,023
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000 5.500
05/01/2044
1,046,332
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2025 (NR/NR)
300,000 4.375
(c)
05/01/2035
304,918
500,000 5.200
(c)
05/01/2045
513,567
Riverwalk Community Development District City of Orlando
Special Assessment Bonds Series 2025A (NR/NR)
340,000 4.000
(c)
05/01/2030
340,040
515,000 4.250
(c)
05/01/2035
513,832
755,000 5.300
(c)
05/01/2045
777,206
Rivington Community Development District Special Assessment
RB Series 2022 (NR/NR)
4,050,000 4.000
05/01/2052
3,350,732
Rolling Hills Community Development District Capital
Improvement and Refunding Bonds Series 2022A-2 (NR/NR)
600,000 3.650
05/01/2032
573,606
Rolling Hills Community Development District Capital
Improvement RB Series 2022A-1 (NR/NR)
135,000 3.125
05/01/2027
134,330
965,000 3.750
05/01/2042
863,796
Rolling Oaks Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
110,000 5.625
(c)
05/01/2029
112,355
830,000 6.250
(c)
05/01/2042
888,579
Rookery Community Development District City of Green Cove
Springs Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
345,000 4.250
05/01/2031
346,977
1,000,000 5.000
05/01/2044
1,012,665
Rustic Oaks Community Development District Capital
Improvement RB Series 2022 (NR/NR)
210,000 2.850
05/01/2027
207,825
1,100,000 3.200
05/01/2032
1,049,315
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Rutland Ranch Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
$ 410,000 3.400%
11/01/2041
$ 371,644
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
820,000 5.000
05/01/2043
841,490
Rye Crossing Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
235,000 4.200
05/01/2031
237,122
750,000 5.000
05/01/2044
768,294
Rye Ranch Community Development District
170,000 5.700
05/01/2030
175,796
1,000,000 6.500
05/01/2043
1,101,706
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
660,000 5.750
(c)
11/01/2043
693,655
Sabal Palm Community Development District Broward County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
1,625,000 5.000
05/01/2044
1,682,083
Saddle Creek Preserve of Polk County Community Development
District Polk County Florida Special Assessment Bonds Series
2022 (NR/NR)
1,000,000 3.350
12/15/2041
883,340
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2020 (NR/NR)
260,000 3.000
06/15/2030
254,797
290,000 4.000
06/15/2040
283,482
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2022 (NR/NR)
110,000 2.625
12/15/2027
108,536
355,000 3.100
12/15/2032
342,195
Saltleaf Community Development District Lee County Florida
Capital Improvement RB Series 2024 (NR/NR)
450,000 4.750
05/01/2031
457,119
Saltmeadows Community Development District
285,000 4.300
(c)
05/01/2030
287,672
360,000 4.800
(c)
05/01/2035
370,858
Saltmeadows Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
585,000 5.250
05/01/2042
607,188
Sampson Creek Community Development District Special
Assessment Bonds Series 2020 (AGM) (NR/AA)
650,000 2.375
05/01/2035
560,199
1,425,000 2.625
05/01/2040
1,119,219
San Simeon Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
735,000 3.750
(c)
06/15/2031
724,172
Sandmine Road Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
450,000 3.000
11/01/2031
440,993
1,100,000 3.300
11/01/2041
1,005,387
Sandmine Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
500,000 5.750
11/01/2042
533,555
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (Aa3/NR)
2,520,000 4.000
07/01/2048
2,260,038

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Savanna Lakes Community Development District Lee County
Florida Special Assessment Bonds Series 2024 Assessment
Area Two (NR/NR)
$ 625,000 5.250%
06/15/2044
$ 648,946
Savanna Lakes Community Development District Lee County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
815,000 5.125
(c)
06/15/2043
842,362
Sawgrass Village Community Development District
300,000 5.250
11/01/2030
307,758
Sawgrass Village Community Development District Manatee
County Florida Special Assessment Bonds Series 2024
Assessment Area Three (NR/NR)
225,000 4.700
(c)
05/01/2031
228,449
700,000 5.550
(c)
05/01/2044
724,523
Sawgrass Village Community Development District Manatee
County, Florida Special Assessment Bonds, Series 2023 Series
2023 Project (NR/NR)
365,000 4.875
05/01/2030
371,271
1,260,000 5.500
05/01/2043
1,313,878
Sawgrass Village Community Development
District Special Assessment Bonds Series 2023
(Assessment Area Two) (NR/NR)
1,100,000 6.125
11/01/2043
1,179,832
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
375,000 3.250
05/01/2030
371,211
560,000 3.750
05/01/2040
531,205
Scenic Terrace North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
320,000 5.125
05/01/2030
326,719
Scenic Terrace South Community Development District
400,000 6.500
11/01/2043
434,578
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
85,000 3.750
05/01/2027
84,914
540,000 4.125
05/01/2032
541,142
1,190,000 4.500
05/01/2042
1,169,324
Schaller Preserve Community Development District Polk County
Florida Special Assessment Bonds Series 2026 (NR/NR)
465,000 4.000
05/01/2033
462,723
Seagrove Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
730,000 4.250
06/15/2031
735,145
785,000 4.875
06/15/2044
789,826
Seaton Creek Reserve Community Development District City of
Jacksonville, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
725,000 5.250
(c)
06/15/2043
760,416
Sedona Point Community Development District Miami-Dade
County, Florida Special Assessment Bonds, Series 2023 2023
Project (NR/NR)
600,000 5.000
06/15/2043
625,154
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
200,000 4.400
10/01/2027
200,960
550,000 5.000
10/01/2032
566,887
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Seminole Palms Community Development District City of
Palm Coast Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
$ 1,135,000 5.200%
(c)
05/01/2044
$ 1,160,893
Seminole Palms Community Development District City of Palm
Coast, Florida Special Assessment Bonds, Series 2023 2023
Project Area (NR/NR)
790,000 5.500
05/01/2043
826,124
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
2,305,000 4.700
05/01/2034
2,335,666
Shell Point Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
600,000 4.500
(c)
11/01/2029
607,884
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
270,000 4.625
05/01/2030
275,185
725,000 5.500
05/01/2043
765,083
Shingle Creek at Bronson Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
1,000,000 3.500
06/15/2041
927,055
Shingle Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,185,000 4.000
05/01/2029
1,193,808
5,000,000 4.750
05/01/2039
5,039,595
Shores At Stillwater Community Development District Sarasota
County Florida Special Assessment Bonds Series 2026
(NR/NR)
1,040,000 5.400
05/01/2046
1,050,974
Siena North Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
160,000 3.300
06/15/2032
153,492
450,000 4.000
06/15/2042
421,389
Silver Oaks Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
980,000 5.550
05/01/2044
1,019,484
Silver Palms West Community Development District Miami-
Dade County Florida Special Assessment Bonds Series 2026
(NR/NR)
550,000 5.600
05/01/2056
554,837
Silver Palms West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
900,000 3.000
06/15/2032
855,198
1,905,000 3.250
06/15/2042
1,697,052
Silverlake Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
695,000 5.375
05/01/2043
728,372
Six Mile Creek Community Development District Capital
Improvement & Refunding RB Series 2021 (NR/NR)
320,000 3.100
05/01/2031
309,232
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
710,000 3.000
05/01/2031
683,007
Six Mile Creek Community Development District Special
Assessment Refunding for Area 2 Phase 3A Project Series
2020 (NR/NR)
495,000 3.625
11/01/2031
490,762
300,000 4.125
11/01/2040
290,157

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Six Mile Creek Community Development District St. Johns County
Florida Capital Improvement RB Series 2024 (NR/NR)
$ 550,000 5.100%
05/01/2044
$ 560,704
Six Mile Creek Community Development District St. Johns
County, Florida Capital Improvement RB, Series 2023 2023
Project Area (NR/NR)
1,090,000 5.500
05/01/2043
1,143,086
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
430,000 5.200
05/01/2031
445,008
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2026 (NR/NR)
260,000 4.450
05/01/2036
260,906
640,000 5.400
05/01/2046
648,791
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,400,000 6.000
(c)
05/01/2045
1,474,652
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
735,000 5.625
(c)
05/01/2044
764,768
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2026 (NR/NR)
375,000 4.050
05/01/2031
374,343
375,000 4.450
05/01/2036
375,891
1,150,000 5.450
05/01/2046
1,166,933
Sorrento Pines Community Development District Lake County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
700,000 5.250
05/01/2043
732,288
South Creek Community Development District Hillsborough
County Florida Special Assessment Bonds Series 2025
(NR/NR)
275,000 4.300
05/01/2035
274,177
500,000 5.300
05/01/2045
511,964
South Creek Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
215,000 2.875
06/15/2031
208,161
475,000 3.250
06/15/2041
414,653
South Fork East Community Development District Capital
Improvement RB Refunding Series 2017 (NR/BBB)
975,000 4.125
05/01/2036
954,808
South Fork III Community Development District Parcels V and W
Special Assessment Bonds Series 2019 (NR/NR)
595,000 4.500
(c)
11/01/2029
603,687
South Fork III Community Development District Special
Assessment RB Refunding Series 2018 (NR/NR)
370,000 4.625
05/01/2029
376,705
South Kendall Community Development District Special
Assessment Refunding Series 2016 (NR/BBB)
430,000 4.125
11/01/2040
407,328
South Village Community Development District Capital
Improvement and Special Assessment Refunding Subordinate
Lien Series 2016 A-2 (NR/NR)
400,000 4.875
05/01/2035
400,124
100,000 5.000
05/01/2038
100,040
Southern Groves Community Development District No. 5 Special
Assessment Refunding Series 2019 (NR/NR)
300,000 3.250
05/01/2029
294,868
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Southern Groves Community Development District No. 5 Special
Assessment Series 2020 (NR/NR)
$ 500,000 4.000%
05/01/2030
$ 505,489
330,000 4.300
05/01/2040
330,043
300,000 4.500
05/01/2046
286,875
Southpointe of Manatee County Community Development District
Manatee County Florida Special Assessment Bonds Series
2026 (NR/NR)
570,000 5.375
05/01/2046
583,941
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
580,000 5.375
05/01/2044
588,208
Springs at Lake Alfred Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
350,000 4.375
05/01/2031
354,173
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
1,000,000 4.000
12/15/2036
964,408
500,000 4.000
12/15/2046
421,991
St. Johns County Water & Sewer RB Series 2022 (Aa1/AAA)
3,065,000 5.000
06/01/2047
3,241,047
St. Johns County, Florida Water and Sewer RB, Series 2022
(Aa1/AAA)
12,645,000 5.000
06/01/2052
13,180,867
Starling Community Development Special Assessment RB Series
2025 (NR/NR)
845,000 5.375
(c)
05/01/2045
862,006
Stillwater Community Development District St. Johns County
Florida Special Assessment Bonds Series 2021 (NR/NR)
95,000 3.000
(c)
06/15/2031
89,698
Stonegate Preserve Community Development District Manatee
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
745,000 5.700
06/15/2045
786,495
Stonewater Community Development District Special Assessment
RB Series 2021 (NR/NR)
460,000 3.000
(c)
11/01/2032
431,656
585,000 3.300
(c)
11/01/2041
499,147
Stoneybrook North Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
570,000 6.375
11/01/2052
624,855
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
350,000 4.000
06/15/2030
354,273
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2023 (NR/NR)
825,000 5.375
06/15/2043
877,508
Stoneybrook South Community Development District Special
Assessment Series 2020 (NR/NR)
500,000 3.000
(c)
12/15/2030
491,510
1,000,000 3.500
(c)
12/15/2040
943,719
Storey Creek Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2019 (NR/NR)
500,000 3.625
12/15/2030
494,141
870,000 4.000
12/15/2039
831,024

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Storey Creek Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 75,000 4.300%
06/15/2027
$ 75,460
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
225,000 4.450
06/15/2031
229,164
545,000 5.250
06/15/2044
565,960
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
250,000 3.000
06/15/2032
236,281
1,000,000 3.250
06/15/2042
871,668
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
225,000 2.875
(c)
06/15/2031
219,843
1,250,000 3.300
(c)
06/15/2041
1,168,321
Storey Park Community Development District Special Assessment
Bonds for City of Orlando Series 2022 (NR/NR)
25,000 4.250
06/15/2027
25,161
260,000 4.500
06/15/2032
266,877
585,000 5.000
06/15/2042
600,266
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
545,000 5.250
(c)
05/01/2044
561,797
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
275,000 3.150
05/01/2031
264,936
650,000 3.450
05/01/2041
583,724
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
390,000 3.300
05/01/2031
379,111
750,000 3.750
05/01/2040
694,342
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
160,000 3.000
05/01/2031
156,123
Summerstone Community Development District Special
Assessment Bond for Phase Two Series 2021 (NR/NR)
375,000 2.750
(c)
05/01/2031
365,366
700,000 3.150
(c)
05/01/2041
635,419
Summerstone Community Development District Special
Assessment Series 2020 (NR/NR)
130,000 3.250
05/01/2030
129,517
Sunbridge Stewardship District Special Assessment RB for Weslyn
Park Project Series 2022 (NR/NR)
150,000 4.200
05/01/2027
150,728
460,000 4.600
05/01/2032
468,158
Sunstone Community Development District City  of
Groveland  Florida Special Assessment Bonds  Series 2026
(Assessment Area One Project) (NR/NR)
550,000 4.100
05/01/2031
550,147
1,360,000 4.450
05/01/2036
1,360,527
1,000,000 5.375
05/01/2046
1,006,202
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-1 (AGM) (NR/AA)
390,000 2.500
05/01/2029
374,370
710,000 2.875
05/01/2033
652,494
1,425,000 3.000
05/01/2038
1,241,633
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-2 (NR/NR)
$ 420,000 3.500%
05/01/2029
$ 418,727
Talis Park Community Development District Capital Improvement
RB Refunding Senior Series 2016 A-1 (NR/A+)
1,120,000 3.500
05/01/2031
1,100,595
1,355,000 4.000
05/01/2036
1,340,182
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
285,000 3.000
05/01/2031
271,982
Tapestry Community Development District Special Assessment RB
Series 2016 (NR/NR)
1,115,000 4.800
05/01/2036
1,115,403
Tern Bay Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,655,000 3.400
06/15/2032
1,594,657
Terreno Community Development District Collier County, Florida
Special Assessment Bonds Series 2025 (NR/NR)
330,000 4.550
05/01/2032
335,969
Terreno Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,415,000 5.000
05/01/2043
1,466,378
The School Board of Miami-Dade County Florida Certificates of
Participation Series 2026A Fl (A1/NR)
2,620,000 5.000
02/01/2032
2,895,628
The School Board of Sumter County Florida Certificates of
Participation Series 2024 (AGM) (NR/AA)
3,100,000 5.250
01/01/2049
3,331,990
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
135,000 2.350
12/15/2026
134,132
750,000 3.000
12/15/2031
712,370
2,000,000 3.300
12/15/2041
1,719,016
Tison’s Landing Community Development District Special
Assessment RB Refunding & Improvement Bonds Senior
Series 2016 A-1 (NR/A+)
205,000 3.000
05/01/2027
204,107
210,000 3.125
05/01/2028
209,157
915,000 3.375
05/01/2032
893,437
Tohoqua Community Development District Special Assessment
Phase 4A/5A Project Series 2021 (NR/NR)
735,000 3.600
05/01/2041
676,756
Tolomato Community Development District City of Jacksonville
Duval County and St. Johns County Florida Special
Assessment Refunding Bonds Series 2022A (AGM) (NR/AA)
6,730,000 4.000
05/01/2040
6,613,912
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 A-2
(NR/NR)
235,000 5.200
(c)
05/01/2028
240,034
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 B-2
(NR/NR)
100,000 4.625
05/01/2028
101,334
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-1 (AGM) (NR/AA)
4,685,000 3.000
05/01/2033
4,625,736

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-1 (AGM) (NR/AA) – (continued)
$ 5,280,000 3.000%
05/01/2037
$ 4,887,247
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
500,000 3.850
05/01/2029
503,803
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000 3.000
05/01/2033
1,998,160
4,920,000 3.000
05/01/2040
4,310,464
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 C (NR/NR)
1,845,000 3.750
(c)
05/01/2029
1,853,769
Toscana Isles Community Development District Special
Assessment RB Series 2018 (NR/NR)
1,310,000 5.000
11/01/2029
1,339,369
95,000 5.375
11/01/2039
100,032
Touchstone Community Development District Special Assessment
Bonds Series 2018 (NR/NR)
210,000 4.250
(c)
06/15/2028
211,835
Touchstone Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
735,000 3.625
12/15/2031
717,601
450,000 4.000
12/15/2040
421,398
Town of Davie RB Refunding for Nova Southeastern University,
Inc. Series 2018 (A3/A-)
750,000 5.000
04/01/2030
775,633
650,000 5.000
04/01/2031
671,012
10,430,000 5.000
04/01/2048
10,522,034
Town of Davie, Florida Educational
Facilities Revenue and Refunding Bonds
(Nova Southeastern University Project), Series 2018 (A3/A-)
550,000 5.000
04/01/2032
566,741
Town of Palm Beach GO Bonds for Underground Utility Project
Series 2018 (Aaa/AAA)
2,000,000 4.000
07/01/2043
2,014,567
7,000,000 4.000
07/01/2047
6,867,798
Towne Park Community Development District Special Assessment
Area 3B Project Series 2019 (NR/NR)
245,000 4.000
05/01/2030
246,694
690,000 4.375
05/01/2039
692,326
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
335,000 3.125
(c)
05/01/2030
328,360
475,000 3.625
(c)
05/01/2040
441,581
Towns at Woodsdale Community Development District Pasco
County Capital Improvement RB, Series 2023 (NR/NR)
490,000 6.125
(c)
11/01/2043
529,001
Trevesta Community Development District Special Assessment
Area 1 Phase 2 Project Series 2018 (NR/NR)
485,000 5.250
(c)
11/01/2039
503,666
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
190,000 3.250
(c)
05/01/2030
184,165
Triple Creek Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,190,000 3.125
(c)
11/01/2041
1,000,862
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
$ 30,000 2.500%
11/01/2026
$ 29,832
200,000 3.000
11/01/2031
190,259
Triple Creek Community Development District Special Assessment
Series 2019 A (NR/NR)
305,000 4.125
05/01/2029
307,611
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2017 (NR/NR)
3,955,000 4.625
(c)
11/01/2038
3,965,299
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2018 (NR/NR)
405,000 4.500
11/01/2029
411,191
TSR Community Development District Special Assessment RB for
2016 Project Series 2016 (NR/NR)
2,000,000 4.750
11/01/2047
1,965,582
TSR Community Development District Special Assessment RB
for Downtown Neighborhood Assessment Area Series 2019
(NR/NR)
675,000 3.375
11/01/2030
654,365
Tuckers Pointe Community Development District Charlotte
County  Florida Special Assessment Refunding And RB  Series
2026 (NR/NR)
1,785,000 4.500
05/01/2036
1,804,247
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
50,000 3.000
05/01/2027
49,665
460,000 3.375
05/01/2032
442,249
1,430,000 4.000
05/01/2042
1,344,043
Turnbull Creek Community Development District Senior Special
Assessment Refunding Bonds Series 2015 A-1 (NR/A)
995,000 4.250
05/01/2031
995,132
Twisted Oaks Pointe Community Development District City  of
Wildwood  Florida Special Assessment Bonds  Series 2026
Assessment Area Four Project (NR/NR)
350,000 4.125
05/01/2031
350,713
280,000 4.625
05/01/2036
282,977
575,000 5.625
05/01/2046
588,454
Twisted Oaks Pointe Community Development District City of
Wildwood Florida Special Assessment Bonds Series 2024
Assessment Area Three Project (NR/NR)
340,000 4.800
05/01/2031
346,594
980,000 5.625
05/01/2044
1,036,609
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area One Project (NR/NR)
190,000 4.500
05/01/2030
193,646
500,000 5.375
05/01/2043
524,009
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
160,000 5.125
05/01/2030
165,127
Two Creeks Community Development District RB Refunding for
Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
400,000 3.125
05/01/2027
398,806
410,000 3.250
05/01/2028
408,390
1,795,000 3.500
05/01/2032
1,768,141

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Two Creeks Community Development District RB Refunding
for Capital Improvement Subordinate Lien Series 2016 A-2
(NR/NR)
$ 610,000 4.750%
05/01/2037
$ 610,099
Two Lakes Community Development District Special Assessment
Bonds Series 2024 (Tax-Exempt) (NR/BBB)
1,000,000 5.000
05/01/2044
1,030,751
Two Lakes Community Development District Special Assessment
Expansion Area Series 2019 (NR/NR)
845,000 3.375
12/15/2030
825,525
Two Lakes Community Development District Special Assessment
Series 2017 (NR/NR)
1,370,000 5.000
(c)
12/15/2032
1,433,971
2,000,000 5.000
(c)
12/15/2037
2,080,966
4,470,000 5.000
(c)
12/15/2047
4,521,572
Two Rivers East Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 Series 2023
Project (NR/NR)
2,800,000 5.750
05/01/2043
2,950,135
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,440,000 5.125
05/01/2042
1,479,255
Two Rivers Two Rivers West Community Development District
Special Assessment Bonds Series 2023 (NR/NR)
470,000 5.125
11/01/2030
481,598
2,000,000 6.000
11/01/2043
2,149,010
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 (NR/NR)
365,000 4.800
05/01/2031
371,083
700,000 5.625
05/01/2044
731,118
Two Rivers West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
600,000 5.375
05/01/2033
631,914
Union Park East Community Development District Special
Assessment Bonds for Assessment Area 3 Project Series 2021
(NR/NR)
205,000 3.350
(c)
05/01/2041
185,119
225,000 4.000
(c)
05/01/2051
193,534
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
300,000 2.500
05/01/2027
298,369
310,000 2.500
05/01/2028
305,485
315,000 2.625
05/01/2029
308,745
1,060,000 3.000
05/01/2034
1,026,647
2,130,000 3.125
05/01/2038
1,990,792
1,725,000 3.250
05/01/2040
1,588,154
Varrea South Community Development District City of Plant City,
Florida Capital Improvement  RB, Series 2025 (NR/NR)
285,000 4.375
(c)
05/01/2030
289,213
200,000 4.750
(c)
05/01/2035
206,306
Varrea South Community Development District City of Plant
City, Florida Capital Improvement RB, Series 2023 2023
Assessment Area (NR/NR)
1,000,000 5.125
05/01/2043
1,039,430
V-Dana Community Development District Lee County Florida
Special Assessment Bonds Series 2025 (NR/NR)
425,000 4.450
05/01/2032
431,182
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
$ 450,000 4.300%
05/01/2030
$ 456,077
700,000 5.250
05/01/2043
730,612
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2020 (NR/NR)
445,000 3.500
(c)
05/01/2031
439,347
975,000 4.000
(c)
05/01/2040
917,966
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2021 (NR/NR)
1,000,000 3.625
05/01/2041
922,729
Ventana Community Development District Special Assessment RB
Series 2018 (NR/NR)
625,000 4.625
(c)
05/01/2029
635,930
1,025,000 5.000
(c)
05/01/2038
1,053,393
Veranda Community Development District II Special Assessment
Area 1 Gardens East Project Series 2018 A (NR/NR)
195,000 4.500
11/01/2029
197,954
Veranda Community Development District II Special Assessment
Area 1 Preserve West Project Series 2018 A (NR/NR)
300,000 4.500
11/01/2029
304,545
Veranda Community Development District II Special Assessment
Refunding for Veranda Estates Project Series 2021 (NR/NR)
130,000 3.100
(c)
05/01/2031
126,860
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
235,000 3.100
(c)
05/01/2031
229,335
Veranda Community Development District Special Assessment
Area Five Phase 2 Veranda Estates Project RB Refunding
Series 2024 (NR/NR)
140,000 4.500
05/01/2031
142,339
Veranda Community Development District Special Assessment
Area Five Phase 3 Preserve East Project RB Refunding Series
2024 (NR/NR)
490,000 4.250
05/01/2031
497,234
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
800,000 5.250
06/15/2043
838,592
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
4,555,000 4.000
05/01/2031
4,543,059
1,050,000 4.250
05/01/2037
1,018,031
Verano #2 Community Development District City of Port St. Lucie
Florida Special Assessment Bonds Series 2024 (NR/NR)
635,000 4.625
05/01/2031
644,446
750,000 5.500
05/01/2044
781,267
Verano #2 Community Development District Special Assessment
Bonds for Assessment Area – Pod D7 Project Area Series 2024
(NR/NR)
420,000 4.550
05/01/2031
424,357
Verano #4 Community Development District City of Port St. Lucie,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
690,000 4.800
05/01/2035
706,651
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 6.450
11/01/2042
1,082,400

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Verano Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
$ 200,000 4.625%
05/01/2030
$ 203,595
450,000 5.375
05/01/2043
472,416
Verano No 3 Community Development District Special Assessment
for Phase 1 Assessment Area Series 2021 (NR/NR)
300,000 3.000
05/01/2031
290,467
Verano No. 2 Community Development District Special
Assessment Bonds for POD C Project Series 2020 (NR/NR)
235,000 3.250
05/01/2031
226,921
235,000 4.000
05/01/2040
223,338
Verano No. 2 Community Development District Special
Assessment Bonds for POD D Project Series 2020 (NR/NR)
225,000 3.250
05/01/2031
217,265
1,050,000 4.000
05/01/2040
997,892
Verano No. 2 Community Development District Special
Assessment Bonds for POD E Project Series 2020 (NR/NR)
210,000 3.250
05/01/2031
202,781
815,000 4.000
05/01/2040
774,554
Verona Walk Community Development District Special Assessment
Senior Lien RB Refunding for Capital Improvement Series
2013 A-1 (NR/A)
495,000 4.250
05/01/2030
495,269
Viera East Community Development District Special Assessment
Bonds Series 2020 (AGM) (NR/AA)
385,000 2.000
05/01/2028
371,964
395,000 2.000
05/01/2029
373,931
150,000 2.125
05/01/2030
139,778
Viera Stewardship District Special Assessment RB Series 2021
(NR/NR)
930,000 2.800
05/01/2031
875,524
Viera Stewardship District Special Assessment RB Series 2023
(NR/NR)
1,170,000 4.600
05/01/2033
1,200,935
900,000 5.300
05/01/2043
941,441
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
340,000 3.500
05/01/2030
334,674
805,000 3.750
05/01/2037
760,952
Village Community Development District No. 12 Special
Assessment RB Series 2018 (NR/NR)
375,000 3.800
05/01/2028
377,021
1,745,000 4.000
05/01/2033
1,747,920
Village Community Development District No. 13 Special
Assessment RB Series 2019 (NR/NR)
735,000 3.000
05/01/2029
726,080
1,495,000 3.375
05/01/2034
1,439,894
3,705,000 3.550
05/01/2039
3,472,283
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
2,310,000 2.625
(c)
05/01/2030
2,240,988
3,225,000 3.000
(c)
05/01/2035
3,009,661
Village Community Development District No. 15 City of
Wildwood, Florida Special Assessment RB, Series 2023
(NR/NR)
400,000 4.250
(c)
05/01/2028
405,238
1,150,000 4.375
(c)
05/01/2033
1,185,451
1,025,000 4.850
(c)
05/01/2038
1,063,493
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (NR/NR)
$ 270,000 4.000%
05/01/2027
$ 272,304
285,000 4.000
05/01/2028
288,130
300,000 4.000
05/01/2029
303,067
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (BAM) (NR/AA)
1,565,000 3.500
05/01/2032
1,569,033
1,840,000 4.000
05/01/2037
1,844,494
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
885,000 2.550
05/01/2031
846,396
1,930,000 2.850
05/01/2036
1,735,778
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
235,000 4.875
05/01/2032
241,999
610,000 5.125
05/01/2042
630,096
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
200,000 3.150
05/01/2032
191,877
500,000 3.450
05/01/2042
452,212
Villamar Community Development District Special Assessment
Bonds for Phase 3 Project Series 2022 (NR/NR)
55,000 3.125
11/01/2027
54,610
Villamar Community Development District Special Assessment
Bonds for Phase 4 Project Series 2022 (NR/NR)
40,000 3.250
05/01/2027
39,823
Villamar Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
135,000 4.000
05/01/2029
135,854
1,790,000 4.625
05/01/2039
1,797,337
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
195,000 3.200
05/01/2030
193,235
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
245,000 4.625
05/01/2031
249,520
Vivid Shores Community Development District Lee County Florida
Special Assessment Bonds Series 2025 (NR/NR)
500,000 4.250
05/01/2035
498,866
1,500,000 5.300
05/01/2045
1,544,119
Vizcaya In Kendall Community Development District Special
Assessment Bonds Series 2016 (NR/BBB)
230,000 3.200
11/01/2026
229,175
1,400,000 4.125
11/01/2046
1,255,658
Volusia County Educational Facilities Authority Educational
Facilities Revenue Refunding Bonds Stetson University Inc.
Project Series 2025 (Baa1/BBB+)
600,000 5.000
06/01/2034
644,922
Volusia County Educational Facilities Authority Educational
Facilities Revenue Refunding Bonds Stetson University, Inc.
Project, Series 2025 (Baa1/BBB+)
850,000 5.000
06/01/2031
902,471
1,000,000 5.000
06/01/2032
1,067,826
1,270,000 5.000
06/01/2033
1,362,917

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Waterford Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
$ 525,000 5.200%
05/01/2044
$ 536,977
Waterford Community Development District Hernando County
Florida Capital Improvement RB, Series 2025 (NR/NR)
470,000 4.250
05/01/2030
469,430
500,000 6.000
05/01/2045
531,207
Waters Edge Community Development District Capital
Improvement RB Refunding Senior Lien Series 2015 A-1
(NR/A)
2,145,000 4.000
05/01/2031
2,133,431
Waterset Central Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
500,000 5.125
(c)
11/01/2038
508,620
Waterset South Community Development District, Hillsborough
County, Florida Special Assessment RB Series 2026
Assessment Area (NR/NR)
740,000 5.300
05/01/2046
756,143
Wellness Ridge Community Development District Special
Assessment Bonds for Assessment Area Two Series 2024
(NR/NR)
205,000 4.250
(c)
06/15/2031
207,035
Wellness Ridge Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
280,000 4.250
06/15/2030
283,416
Wellness Ridge Community Development District, Lake County,
Florida Special Assessment Bonds Series 2026 (NR/NR)
700,000 5.300
06/15/2046
720,172
Wellness Ridge Community Development District, Lake County,
Florida Special Assessment Bonds Series 2026 Assessment
Area Three (NR/NR)
500,000 4.000
06/15/2033
496,051
Wesbridge Community Development District Special Assessment
Series 2019 (NR/NR)
305,000 3.625
11/01/2029
304,460
1,000,000 4.000
11/01/2039
953,486
West Hillcrest Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
900,000 5.250
06/15/2043
945,064
West Lake Community Development District Hillsborough County
Florida Special Assessment Bonds Series 2025 (NR/NR)
700,000 5.300
06/15/2045
720,275
West Port Community Development District Special Assessment
Area Two Series 2020 (NR/NR)
415,000 3.250
(c)
05/01/2031
400,026
515,000 3.625
(c)
05/01/2041
459,413
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
170,000 4.750
05/01/2032
173,446
300,000 5.125
05/01/2042
306,484
West Port Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
530,000 3.000
(c)
05/01/2031
499,773
1,725,000 4.000
(c)
05/01/2040
1,639,394
2,895,000 4.000
(c)
05/01/2051
2,464,459
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
575,000 3.000
05/01/2031
548,736
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
West Port East Community Development District
$ 345,000 5.800%
(c)
05/01/2045
$ 364,351
West Villages Improvement District Capital Improvement
RB for Unit Of Development No. 10 Series 2024
(Assessment Area One) (NR/NR)
990,000 5.375
05/01/2044
1,024,594
West Villages Improvement District City  of North Port  Florida
Capital Improvement RB Unit  of Development No. 12  Series
2026 (Assessment Area Two) (NR/NR)
625,000 4.000
05/01/2031
624,177
West Villages Improvement District City  of North Port  Florida
Capital Improvement RB Unit  of Development No. 12 Series
2026 (Assessment Area Two) (NR/NR)
765,000 4.300
05/01/2036
766,829
West Villages Improvement District City of North Port Florida
Capital Improvement RB Unit of Development No. 10 Series
2025 (NR/NR)
425,000 4.250
05/01/2035
423,417
West Villages Improvement District City of North Port Florida
Capital Improvement RB Unit of Development No. 13 Series
2025 (NR/NR)
145,000 4.000
05/01/2030
145,050
215,000 4.250
05/01/2035
214,043
590,000 5.250
05/01/2045
604,151
West Villages Improvement District City of North Port Florida
Special Assessment RB Unit of Development No. 7 Series
2025 (NR/NR)
477,000 5.300
(c)
05/01/2045
487,955
West Villages Improvement District Sarasota County Florida
Capital Improvement RB Unit of Development No. 11 Series
2025 (NR/NR)
2,000,000 4.750
05/01/2032
1,994,303
West Villages Improvement District Special Assessment RB for
Neighborhood Infrastructure Series 2022 (NR/NR)
270,000 4.625
05/01/2029
274,193
585,000 5.375
05/01/2042
615,286
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
340,000 4.625
05/01/2030
345,241
770,000 5.375
05/01/2043
806,052
West Villages Improvement District Unit of Development No. 3
Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,575,000 5.000
05/01/2032
2,601,979
1,925,000 4.500
05/01/2034
1,933,571
3,385,000 5.000
05/01/2037
3,412,023
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
470,000 4.250
05/01/2029
474,578
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2023 (NR/NR)
465,000 6.000
05/01/2043
504,565
Westside Community Development District Solara Phase 2
Assessment Area Special Assessment RB Series 2019
(NR/NR)
220,000 3.900
05/01/2029
221,040
Westside Community Development District Special Assessment RB
Refunding Series 2019 (NR/NR)
510,000 3.750
(c)
05/01/2029
511,419

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
$ 545,000 4.875%
05/01/2031
$ 556,267
Westside Haines City Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
650,000 3.000
05/01/2031
623,624
1,400,000 3.250
05/01/2041
1,223,567
Westview North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
50,000 5.000
06/15/2029
51,073
1,000,000 5.750
06/15/2042
1,061,148
Westview South Community Development District Counties of
Osceola and Polk, Florida Special Assessment Bonds Series
2025 (NR/NR)
2,000,000 6.000
(c)
05/01/2045
2,127,878
Westview South Community Development District Special
Assessment Bonds for Assessment Area One, Series 2023
(NR/NR)
170,000 4.875
05/01/2028
171,692
620,000 5.375
05/01/2043
644,235
Westview South Community Development District Special
Assessment Bonds for Assessment Area Two, Series 2023
(NR/NR)
545,000 5.375
05/01/2043
559,891
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
575,000 5.375
05/01/2043
608,492
Whispering Pines Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
95,000 4.250
05/01/2031
96,468
Wildblue Community Development District Lee County  Florida
Special Assessment Bonds  Series 2026 (NR/NR)
850,000 5.350
05/01/2046
863,066
1,000,000 5.750
05/01/2056
1,014,987
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
890,000 3.750
(c)
06/15/2030
880,434
3,345,000 4.250
(c)
06/15/2039
3,232,506
Willowbrook Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2024
Assessment Area One Project (NR/NR)
660,000 5.625
05/01/2044
681,117
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
1,300,000 5.625
05/01/2042
1,371,773
Willows Community Development District Special Assessment RB
Series 2019 (NR/NR)
305,000 4.370
05/01/2029
309,345
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
300,000 2.950
05/01/2031
284,758
860,000 3.350
05/01/2041
767,888
Winding Cypress Community Development District Phase 3
Assessment Area Special Assessment Bonds Series 2019
(NR/NR)
160,000 4.250
11/01/2029
161,604
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Winding Cypress Community Development District Phase 3
Assessment Area Special Assessment Bonds Series 2019
(NR/NR) – (continued)
$ 675,000 4.875%
11/01/2039
$ 683,417
Winding Oaks Community Development District Special
Assessment Bonds for Assessment Area One Series 2024
(NR/NR)
455,000 4.600
05/01/2031
459,946
Windsor Cay Community Development District Lake County
Florida Special Assessment Bonds Series 2024 Assessment
Area One Project (NR/NR)
235,000 4.600
05/01/2031
239,830
Windsor Cay Community Development District Lake County
Florida Special Assessment Bonds Series 2025 (NR/NR)
225,000 4.000
(c)
05/01/2030
225,025
Windsor Cay Community Development District Lake County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
500,000 5.250
(c)
05/01/2045
512,384
Windward at Lakewood Ranch Community Development District
Capital Improvement RB Series 2022 (NR/NR)
900,000 4.000
05/01/2042
833,399
Windward Community Development District Special Assessment
Series 2020 A-1 (NR/NR)
135,000 3.650
05/01/2030
133,504
Windward Preserve Community Development District City of
Cocoa, Florida Capital Improvement RB, Series 2025 (NR/NR)
175,000 4.125
05/01/2030
174,941
500,000 5.750
05/01/2045
529,639
Wiregrass Community Development District Capital Improvement
RB Series 2016 (NR/NR)
1,530,000 4.875
05/01/2036
1,530,594
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
520,000 3.125
05/01/2030
504,981
Woodcreek Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
Two (NR/NR)
175,000 4.350
05/01/2032
176,368
Woodland Crossing Community Development District
410,000 4.875
(c)
05/01/2030
416,950
375,000 5.125
(c)
05/01/2035
390,403
Woodland Preserve Community Development District Manatee
County Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
215,000 4.300
(c)
05/01/2032
217,024
Woodland Ranch Estates Community Development District Town
of Dundee Florida Special Assessment Bonds Series 2025
(NR/NR)
285,000 4.650
05/01/2032
289,526
Wynnfield Lakes Community Development District City of
Jacksonville Florida Special Assessment Refunding Bonds
Series 2014 (NR/BBB+)
1,445,000 4.500
05/01/2036
1,445,369
Yarborough Lane Community Development District Polk County
Florida Special Assessment Bonds Series 2024 (NR/NR)
290,000 4.750
05/01/2031
292,838
875,000 5.350
05/01/2044
896,634

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
$ 335,000 3.000%
05/01/2031
$ 324,718
1,422,781,618
Georgia - 2.5%
Bartow County Development Authority Pollution Control RB for
Georgia Power Company Plant Bowen Project Series 2009
(A3/A/A-2) (PUTABLE)
3,920,000 3.950
(a)(b)
12/01/2032
3,997,105
Cherokee County Water and Sewerage Authority Georgia Water
and Sewerage RB, Series 2023 (Aa1/AA)
1,050,000 4.000
08/01/2053
1,000,798
City of Atlanta Airport General RB Series 2024A-1
(NON-AMT) (Green Bonds) (Aa3/NR)
1,000,000 5.000
07/01/2041
1,103,790
1,000,000 5.000
07/01/2042
1,098,980
Columbia County Hospital Authority Revenue Anticipation
Certificates for Wellstar Health System, Inc. Project Series
2023A (A1/A+)
2,380,000 5.750
04/01/2053
2,564,228
Coweta County Water and Sewerage Authority RB Series 2024
(NR/AA+)
840,000 4.000
06/01/2046
843,595
2,000,000 5.000
06/01/2049
2,110,145
1,310,000 5.000
06/01/2054
1,367,748
Development Authority of Bartow County Pollution Control RB
First Series 1997 (A3/A)
5,000,000 1.800
(b)
09/01/2029
4,691,506
Development Authority of Burke County Georgia Pollution Control
RB Georgia Power Company Plant Vogtle Project Fourth Series
1994 (A3/A) (PUTABLE)
7,000,000 3.000
(a)(b)
10/01/2032
7,020,068
Development Authority of Burke County Georgia Pollution Control
RB Georgia Power Company Plant Vogtle Project Ninth Series
1994 (A3/A) (PUTABLE)
3,500,000 3.000
(a)(b)
10/01/2032
3,510,034
Development Authority of Burke County Georgia Pollution Control
RB Georgia Power Company Plant Vogtle Project Second
Series 1994 (A3/A) (PUTABLE)
3,000,000 3.000
(a)(b)
10/01/2032
3,008,601
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2013
(A3/A) (PUTABLE)
4,355,000 3.375
(a)(b)
11/01/2053
4,368,054
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project Second Series
2008 (A3/A/A-1) (PUTABLE)
3,055,000 3.375
(a)(b)
11/01/2048
3,064,157
Development Authority of Burke County Pollution Control RB
Georgia Power Company Plant Vogtle Project Fifth Series 1994
(A3/A) (PUTABLE)
3,800,000 3.700
(a)(b)
10/01/2032
3,859,378
Development Authority of Fulton County RB Wellstar Health
System, Inc. Project, Series 2020A (A1/A+)
4,000,000 4.000
04/01/2050
3,665,476
Development Authority of The Unified Government of Athens-
Clarke County Refunding RB for University of Georgia
Project - Bolton Commons, LLC Series 2024 (Aa3/NR)
975,000 3.000
06/15/2040
883,897
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Development Authority of The Unified Government of Athens-
Clarke County Refunding RB for University of Georgia Project
- Bolton Commons, LLC Series 2024 (Aa3/NR) – (continued)
$ 1,475,000 4.000%
06/15/2049
$ 1,386,018
2,070,000 4.000
06/15/2056
1,867,152
Downtown Smyrna Development Authority, Georgia RB
(City of Smyrna Projects), Series 2021 (NR/AAA)
2,645,000 5.000
02/01/2027
2,683,035
Gainesville & Hall County Development Authority RB Refunding
for Riverside Military Academy Series 2017 (NR/NR)
290,000 5.000 *
03/01/2027
101,500
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
2,215,000 2.375
01/01/2031
2,083,301
1,850,000 4.000
01/01/2036
1,851,055
Georgia Housing and Finance Authority Single Family Mortgage
Bonds 2025 Series A (NON-AMT) (NR/AAA)
7,030,000 4.500
12/01/2045
7,061,556
Georgia Housing and Finance Authority Single
Family Mortgage Bonds 2025 Series E
(NON-AMT) (GNMA/FNMA/FHLMC) (NR/AAA)
2,000,000 4.850
12/01/2040
2,085,478
Georgia Housing and Finance Authority Single Family Mortgage
Bonds 2026 Series A (NON-AMT) (NR/AAA)
7,000,000 4.800
12/01/2046
7,149,598
Glynn-Brunswick Memorial Hospital Authority RB Refunding
for Southeast Georgia Health System Obligated Group Series
2020 (Baa1/BBB)
775,000 4.000
08/01/2035
759,370
500,000 4.000
08/01/2036
485,529
750,000 4.000
08/01/2037
730,226
745,000 4.000
08/01/2038
708,906
Housing Authority of Columbus Georgia Multifamily
Housing RB Columbus Gardens Project Series 2025
(HUD SECT 8 FHA 221(D4)) (Aa1/NR)
1,250,000 5.000
(a)(b)
04/01/2028
1,268,498
Housing Authority of The City of Decatur Georgia Multifamily
Housing RB Philips Tower Project Series 2025 (Aa1/NR)
2,265,000 3.250
(a)(b)
09/01/2028
2,271,777
Housing Authority of The City of Warner Robins Multifamily
Housing RB for Arbours at Wellston Project Series 2024
(Aa1/NR)
1,585,000 5.000
(a)(b)
02/01/2029
1,636,358
Macon Water Authority Georgia Water and Sewer RB Series 2024
(Aa2/AA)
3,050,000 5.000
10/01/2054
3,182,836
Main Street Energy, Inc. Energy Project RB, Series 2025D
(A3/NR)
5,000,000 5.000
12/01/2033
5,286,009
Main Street Natural Gas Inc. Gas Supply RB Series 2019A
(A1/NR)
2,800,000 5.000
05/15/2030
2,912,705
Main Street Natural Gas Inc. Gas Supply RB Series 2021A
(Aa1/NR)
15,875,000 4.000
(a)(b)
07/01/2052
16,078,554
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
10,295,000 4.000
(a)(b)
05/01/2052
10,456,251

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Inc. Gas Supply RB Series 2022A
(A3/NR)
$ 2,185,000 4.000%
12/01/2026
$ 2,191,267
Main Street Natural Gas Inc. Gas Supply RB Series 2022C
(NR/BBB-)
3,115,000 4.000
(c)
11/01/2026
3,115,267
Main Street Natural Gas Inc. Gas Supply RB Series 2023A
(A3/NR)
15,000,000 5.000
(a)(b)
06/01/2053
15,782,004
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
7,745,000 5.000
(a)(b)
07/01/2053
8,172,848
Main Street Natural Gas Inc. Gas Supply RB Series 2025A
(Aa2/NR)
34,200,000 5.000
(a)(b)
06/01/2055
36,948,883
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
6,115,000 5.000
(a)(b)
12/01/2053
6,526,676
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A
(A1/NR)
1,215,000 5.000
05/15/2028
1,254,378
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C
(Aa1/NR)
24,500,000 5.000
(a)(b)
09/01/2053
26,059,102
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C
(NR/BBB-)
6,410,000 4.000
(c)
11/01/2027
6,425,099
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B
(A3/NR)
30,000,000 5.000
(a)(b)
12/01/2055
31,892,034
Main Street Natural Gas, Inc., Gas Supply RB Series 2024B
(Aa1/NR)
3,000,000 5.000
(a)(b)
12/01/2054
3,225,667
Medical Center Hospital Authority Revenue Anticipation
Certificates for Piedmont Healthcare Project Series 2019A
(Aa3/AA-)
2,850,000 5.000
(a)(b)
07/01/2054
2,850,000
Monroe County Development Authority Pollution Control RB First
Series 2009 (A3/A/A-1) (PUTABLE)
1,850,000 1.000
(a)(b)
07/01/2049
1,844,207
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4
Project J Bonds (A2/A)
1,060,000 5.000
07/01/2052
1,082,562
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4
Project M Bonds, Series 2023A (AGM) (A1/AA)
2,300,000 5.000
07/01/2053
2,376,982
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4
Project Series 2019 A (A2/A)
4,805,000 5.000
01/01/2027
4,859,633
5,040,000 5.000
01/01/2028
5,220,221
5,295,000 5.000
01/01/2029
5,524,356
1,080,000 5.000
01/01/2034
1,118,409
Private Colleges & Universities Authority RB Refunding for Agnes
Scott College, Inc. Series 2021 (NR/A-)
400,000 4.000
06/01/2034
408,602
500,000 4.000
06/01/2035
510,400
1,000,000 4.000
06/01/2045
944,360
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Savannah Economic Development Authority Recovery Zone
Facility Revenue Refunding Bonds International Paper
Company Project Series 2019A (NR/BBB) (PUTABLE)
$ 925,000 3.450%
(a)(b)
11/01/2033
$ 927,790
Savannah-Georgia Convention Center Authority Convention Center
Hotel First Tier RB, Series 2025A (NR/BBB-)
650,000 5.125
06/01/2050
655,299
The Atlanta Development Authority Convertible Capital
Appreciation Economic Development Certificates for Gulch
Enterprise Zone Project Series 2024-1 (NR/NR)
11,350,000 0.000
(c)(h)
12/15/2048
10,478,141
The Atlanta Development Authority Senior RB for Westside Gulch
Area Project Series 2024A-1 (NR/NR)
2,625,000 5.000
(c)
04/01/2034
2,697,711
The Housing Authority of Columbus Georgia Multifamily
Housing RB Hacg Rad Ii Project Series 2025
(HUD SECT 8) (NR/AA+) (PUTABLE)
2,100,000 3.300
(a)(b)
11/01/2028
2,105,496
Urban Residential Finance Authority of The City of Atlanta
Georgia Multifamily Housing RB Cosby Spear Highrise Series
2024A (HUD SECT 8) (Aa1/NR)
300,000 3.300
(a)(b)
01/01/2044
301,678
Urban Residential Finance Authority of The City of Atlanta
Georgia Multifamily Housing RB North Block Series 2025
(HUD SECT 8 FHA 221(D)(4)) (Aa1/NR)
2,000,000 3.400
(a)(b)
02/01/2029
2,011,321
Urban Residential Finance Authority ofThe City of Atlanta Georgia
Multifamily Housing RB City Lights South Series 2025
(HUD SECT 8) (Aa1/NR)
3,300,000 3.150
(a)(b)
12/01/2029
3,311,633
311,025,298
Guam - 0.5%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
1,285,000 5.250
10/01/2030
1,359,414
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
1,365,000 5.250
10/01/2029
1,429,193
A.B. Won Pat International Airport Authority Guam General RB
2024 Series A (AMT) (Baa2/NR)
250,000 5.250
10/01/2037
270,390
250,000 5.250
10/01/2038
269,071
350,000 5.250
10/01/2039
374,953
200,000 5.250
10/01/2040
213,263
200,000 5.250
10/01/2041
211,509
200,000 5.250
10/01/2042
211,200
Antonio B Won Pat International Airport Authority Taxable RB
Refunding Series 2021 A (Baa2/NR)
765,000 3.099
10/01/2028
738,025
Government of Guam Business Privilege Tax Refunding Bonds
Series 2025G (Baa3/NR)
1,000,000 5.250
01/01/2039
1,089,127
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/BB-)
1,675,000 4.250
02/01/2030
1,675,831
Guam Government GO Bonds Series 2019 (Baa3/BB)
1,550,000 5.000
11/15/2031
1,616,239

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Guam Government Limited Obligation RB Section 30 Series 2016
A (NR/BB+)
$ 2,255,000 5.000%
12/01/2026
$ 2,263,713
2,000,000 5.000
12/01/2027
2,009,177
Guam Government RB Refunding Series 2021 E (Baa3/NR)
2,125,000 3.250
11/15/2026
2,113,628
Guam Government RB Refunding Series 2021 F (Baa3/NR)
950,000 5.000
01/01/2030
1,002,804
1,250,000 5.000
01/01/2031
1,334,694
7,065,000 4.000
01/01/2042
6,898,703
Guam Power Authority Refunding RB 2024 Series A (Baa2/BBB)
535,000 5.000
10/01/2039
573,147
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,825,000 5.000
10/01/2029
1,912,948
Guam Power Authority Refunding RB Series 2024 A (Baa2/BBB)
350,000 5.000
10/01/2042
370,806
350,000 5.000
10/01/2043
371,046
Guam Power Authority Revenue Refunding Bonds, Series 2024-A
(Baa2/BBB)
425,000 5.000
10/01/2041
450,013
Guam Waterworks Authority RB for Water & Wastewater System
Series 2020 A (Baa2/A-)
7,365,000 5.000
01/01/2050
7,557,372
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2017 (Baa2/A-)
225,000 5.000
07/01/2026
225,000
500,000 5.000
07/01/2027
509,686
525,000 5.000
07/01/2028
532,665
345,000 5.000
07/01/2029
349,727
1,000,000 5.000
07/01/2035
1,011,063
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024A (Baa2/A-)
1,500,000 5.000
07/01/2042
1,583,320
1,000,000 5.000
07/01/2044
1,048,526
2,100,000 5.000
07/01/2045
2,187,701
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
8,650,000 5.000
01/01/2046
8,653,425
Guam Waterworks Authority Water and Wastewater System
Revenue Refunding Bonds Series 2024A (Baa2/A-)
1,450,000 5.000
07/01/2036
1,584,916
1,625,000 5.000
07/01/2038
1,756,367
Guam Waterworks Authority Water and Wastewater System
Revenue Refunding Bonds, Series 2024-A (Baa2/A-)
2,675,000 5.000
07/01/2037
2,905,399
Port Authority of Guam Port RB, 2018 Series B (AMT) (Baa2/A)
425,000 5.000
07/01/2037
433,385
Port Authority of Guam Private Activity RB Series 2018 B
(Baa2/A)
400,000 5.000
07/01/2029
410,770
600,000 5.000
07/01/2031
615,115
250,000 5.000
07/01/2033
255,863
225,000 5.000
07/01/2034
230,080
Port Authority of Guam RB Series 2018 A (Baa2/A)
2,500,000 5.000
07/01/2048
2,525,618
Territory of Guam Hotel Occupancy Tax RB Refunding Series
2021 A (Baa3/NR)
625,000 5.000
11/01/2030
666,268
63,801,160
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Hawaii - 0.3%
Department of Budget and Finance of The State of Hawaii Special
Purpose Refunding RB Hawai'I Pacific University Project
Series 2024 (NR/BB)
$ 2,900,000 5.000%
(c)
07/01/2034
$ 2,960,177
Hawaii State Department of Budget & Finance for Hawaii Pacific
Health Obligated Group Special Purpose RB Series 2023C
(A1/NR)
3,250,000 4.000
07/01/2047
3,170,781
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2017 B (Ba1/NR)
6,700,000 4.000
03/01/2037
6,647,458
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba1/NR)
12,795,000 3.200
07/01/2039
11,322,793
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba1/NR)
1,040,000 3.500
10/01/2049
873,341
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
35,000 5.000
05/15/2030
36,423
150,000 5.000
05/15/2031
155,742
180,000 5.000
05/15/2032
186,563
60,000 3.000
05/15/2033
55,278
100,000 3.000
05/15/2034
90,641
150,000 3.000
05/15/2035
134,145
670,000 3.250
05/15/2039
582,165
575,000 5.000
05/15/2044
581,909
1,000,000 5.000
05/15/2049
1,000,773
State of Hawaii Airports System RB Series 2022A (Aa3/AA-)
9,000,000 5.000
07/01/2051
9,190,227
State of Hawaii Airports System RB Series 2025B (Aa3/AA-)
3,725,000 5.000
07/01/2038
4,211,911
41,200,327
Idaho - 0.1%
City of  Boise City Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (NON-AMT) (A1/NR)
2,105,000 5.000
09/01/2046
2,188,994
City of Boise City, Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (A1/NR)
1,745,000 5.000
09/01/2051
1,783,672
Idaho Health Facilities Authority St. Luke's Health System Project
RB Series 2025A (NR/A)
5,500,000 5.250
03/01/2050
5,805,410
Idaho Health Facilities Authority St. Luke'S Health System Project
RB Series 2025A (NR/A)
1,000,000 5.250
03/01/2053
1,047,477
10,825,553
Illinois - 8.7%
Barrington Community Unit School District GO School Bonds
Series 2021 (NR/AAA)
2,255,000 5.000
12/01/2029
2,428,166
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle
Green Mount Redevelopment Project Series 2021B (NR/NR)
1,115,000 3.750
07/01/2041
1,121,254

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Board o fEducation of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025B
(NR/BB+)
$ 10,000,000 5.500%
12/01/2034
$ 10,785,984
Board of Education of The City of Chicago Dedicated Capital
Improvement Series 2017 (NR/NR)
3,900,000 5.000
04/01/2046
3,888,509
Board of Education of The City of Chicago Unlimited
Tax GO Bonds Dedicated Revenues Series 2012A
(BAM-TCRS) (NR/AA)
1,760,000 5.000
12/01/2042
1,765,258
Board of Education of The City of Chicago Unlimited Tax GO
Bonds Dedicated Revenues Series 2025A (NR/BB+)
4,625,000 5.750
12/01/2050
4,709,050
Board of Education of The City of Chicago
Unlimited Tax GO Refunding Bonds
(Dedicated Revenues), Series 2021B (NR/BB+)
5,000,000 5.000
12/01/2030
5,139,656
Board of Education of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2017B
(NR/BB+)
8,000,000 6.750
(c)
12/01/2030
8,299,947
Board of Education of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025B
(NR/BB+)
4,200,000 6.000
12/01/2038
4,610,746
4,200,000 6.000
12/01/2041
4,560,488
2,100,000 6.000
12/01/2042
2,270,688
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
13,470,000 5.000
12/01/2042
13,086,193
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2021A (NR/BB+)
900,000 5.000
12/01/2039
900,996
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
3,925,000 5.000
12/01/2047
3,677,708
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
5,610,000 5.000
12/01/2034
5,630,818
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2022B (NR/BB+)
5,000,000 4.000
12/01/2041
4,515,383
Board of Trustee of Northern Illinois University Auxiliary Facilities
System RB Series 2021 (BAM) (Ba1/AA)
650,000 4.000
10/01/2043
609,394
Bridgeview Finance Corporation Sales Tax Securitized Bonds
Series 2017A (NR/NR)
4,000,000 5.000
12/01/2042
4,032,963
Champaign County Community Unit School District No. 4
Champaign GO Bonds Series 2020 A (NR/AA)
165,000 0.000
(g)
01/01/2027
162,055
240,000 0.000
(g)
01/01/2028
227,681
330,000 5.000
01/01/2029
341,701
110,000 5.000
01/01/2031
113,666
260,000 5.000
01/01/2032
268,356
630,000 5.000
01/01/2033
649,592
155,000 5.000
01/01/2034
159,279
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago GO Bonds 2019A (NR/NR)
$ 1,025,000 5.000%
01/01/2027
$ 1,036,522
100,000 5.000
01/01/2028
103,537
Chicago GO Bonds 2019A (NR/BBB)
2,750,000 5.000
01/01/2027
2,766,785
590,000 5.000
01/01/2028
601,169
Chicago Ill GO Bonds 2024A (AGM-CR) (A1/AA)
2,000,000 5.000
01/01/2042
2,096,210
Chicago Ill Go Reference Bonds 2015 C (NR/BBB)
4,320,000 5.000
01/01/2038
4,320,001
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2016 (NR/NR)
48,775,000 6.000
04/01/2046
49,357,544
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2017 (NR/NR)
835,000 5.000
04/01/2034
840,402
500,000 5.000
04/01/2035
502,775
335,000 5.000
04/01/2036
336,388
1,300,000 5.000
04/01/2037
1,304,473
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
2,105,000 0.000
(g)
12/01/2026
2,074,665
1,625,000 0.000
(g)
12/01/2027
1,548,285
3,005,000 0.000
(g)
12/01/2029
2,656,525
4,465,000 0.000
(g)
12/01/2030
3,793,657
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
9,050,000 0.000
(g)
12/01/2027
8,622,759
40,000 0.000
(g)
12/01/2028
36,749
275,000 0.000
(g)
12/01/2029
243,110
Chicago Illinois Board of Education GO Bonds Capital
Appreciation Series 2009 C (Baa3/BBB)
510,000 0.000
(g)
01/01/2031
431,314
Chicago Illinois Board of Education GO Refunding Bonds
Capital Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
4,070,000 0.000
(g)
12/01/2031
3,316,127
Chicago Illinois Board of Education GO Refunding Bonds Series
2005 A (AMBAC) (Ba1/BB+)
2,530,000 5.500
12/01/2026
2,544,942
6,330,000 5.500
12/01/2027
6,470,338
11,080,000 5.500
12/01/2029
11,595,547
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Dedicated Alternate Revenues Series 2015 C (NR/BB+)
3,120,000 5.250
12/01/2039
3,107,764
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
14,600,000 6.038
12/01/2029
14,375,624
2,500,000 6.138
12/01/2039
2,311,607
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
7,125,000 6.500
12/01/2046
7,159,370
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 A
(AGM) (NR/AA)
1,270,000 5.000
12/01/2026
1,279,963
2,375,000 5.000
12/01/2027
2,438,878

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 A
(AGM) (NR/AA) – (continued)
$ 2,500,000 5.000%
12/01/2028
$ 2,609,631
2,750,000 5.000
12/01/2030
2,858,441
3,150,000 5.000
12/01/2031
3,268,260
1,350,000 5.000
12/01/2032
1,397,169
3,800,000 5.000
12/01/2033
3,922,131
1,500,000 5.000
12/01/2034
1,543,828
1,000,000 5.000
12/01/2035
1,027,262
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 C
(AGM) (NR/AA)
2,180,000 5.000
12/01/2028
2,275,598
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 A (NR/BB+)
2,000,000 0.000
(g)
12/01/2026
1,971,178
300,000 0.000
(g)
12/01/2027
285,837
2,500,000 4.000
12/01/2027
2,500,072
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
1,000,000 5.000
12/01/2026
1,003,158
3,060,000 5.000
12/01/2028
3,119,019
1,000,000 5.000
12/01/2029
1,024,623
3,000,000 5.000
12/01/2030
3,067,109
1,000,000 5.000
12/01/2031
1,018,546
1,000,000 5.000
12/01/2032
1,017,892
6,230,000 5.000
12/01/2033
6,327,763
Chicago Illinois Capital Appreciation GO Bonds for City Colleges
Project Series 1999 (AGM-CR NATL) (A1/AA)
1,465,000 0.000
(g)
01/01/2030
1,303,103
Chicago Illinois Capital Appreciation Refunding & Project Series
2009 C (Baa3/BBB)
970,000 0.000
(g)
01/01/2032
786,341
Chicago Illinois GO Bonds Series 2019 (NR/BBB)
4,280,000 5.000
01/01/2029
4,399,011
225,000 5.000
01/01/2031
230,002
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB)
375,000 6.000
01/01/2038
377,719
Chicago Illinois O’Hare International Airport RB General Airport
Senior Lien Series 2017D (AMT) (NR/A+)
4,340,000 5.000
01/01/2047
4,352,671
Chicago Illinois O'Hare International Airport RB Refunding
General Airport Senior Lien Series 2016 D (NR/A+)
3,020,000 5.250
01/01/2035
3,054,900
Chicago Illinois Wastewater Transmission RB Second Lien Series
2017 A (AGM) (NR/AA)
550,000 5.250
01/01/2042
554,986
1,330,000 4.000
01/01/2052
1,172,757
Chicago Park District GO Limited Tax Park Bonds Series 2020C
(BAM) (NR/AA)
3,145,000 4.000
01/01/2039
3,147,488
Chicago Park District GO Limited Tax Park Bonds Series 2024A
(NR/AA-)
350,000 5.000
01/01/2038
383,331
Chicago Park District GO LT Park Bonds Series 2024A (NR/AA-)
515,000 5.000
01/01/2040
559,093
500,000 5.000
01/01/2041
539,101
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Park District GO LT Refunding Bonds Series 2024B
(NR/AA-)
$ 4,000,000 5.000%
01/01/2038
$ 4,380,928
Chicago Transit Authority Sales Tax Receipts Refunding RB Series
2024A (NR/AA)
11,000,000 5.000
12/01/2041
11,996,736
1,510,000 5.000
12/01/2042
1,642,374
City of  Chicago Chicago Midway Airport Senior Lien Airport
Revenue Refunding Bonds, Series 2023C (AMT) (NR/A)
1,750,000 5.000
01/01/2036
1,891,152
City of  Chicago Chicago O'Hare International Airport General
Airport Senior Lien  RB, Series 2024A (NR/A+)
2,500,000 5.000
01/01/2039
2,693,575
5,000,000 5.250
01/01/2048
5,181,839
City of  Chicago Chicago O'Hare International Airport General
Airport Senior Lien  RB, Series 2024B (NON-AMT) (NR/A+)
2,100,000 5.000
01/01/2039
2,312,960
City of  Chicago Chicago O'Hare International Airport General
Airport Senior Lien Revenue Refunding Bonds Series 2024D
(NON-AMT) (NR/A+)
1,400,000 5.000
01/01/2041
1,534,782
1,810,000 5.000
01/01/2045
1,937,143
City of  Chicago GO Bonds, Series 2025C (NR/BBB)
5,000,000 5.500
01/01/2041
5,263,832
City of  Chicago GO Bonds, Series 2025E (NR/BBB)
5,875,000 5.500
01/01/2041
6,185,003
City of  Chicago Second Lien Wastewater Transmission  RB,
Refunding Series 2024A (BAM) (NR/AA)
1,000,000 5.000
01/01/2044
1,067,601
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2016 (NR/NR)
1,400,000 5.750
04/01/2034
1,417,136
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
2,500,000 5.000
04/01/2045
2,514,622
5,000,000 5.750
04/01/2048
5,259,055
City of Chicago Board of Education GO Bonds Series 1999 A
(NATL) (Baa3/BB+)
515,000 5.500
12/01/2026
518,042
City of Chicago Board of Education UT GO Bonds for Dedicated
Revenues Series 2018D (NR/BB+)
4,600,000 5.000
12/01/2046
4,358,533
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
6,875,000 5.000
12/01/2046
6,514,111
City of Chicago Board of Education UT GO Bonds Series 2021A
(NR/BB+)
2,300,000 5.000
12/01/2036
2,323,167
750,000 5.000
12/01/2038
752,856
City of Chicago Board of Education UT GO Refunding Bonds
Series 2017H (NR/BB+)
12,100,000 5.000
12/01/2036
12,133,335
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018A (AGM) (NR/AA)
2,450,000 5.000
12/01/2029
2,550,697
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (AGM) (NR/AA)
15,000,000 5.000
12/01/2027
15,403,441
5,450,000 5.000
12/01/2029
5,673,999

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (AGM) (NR/AA) – (continued)
$ 4,365,000 5.000%
12/01/2030
$ 4,537,126
City of Chicago Board of Education UT GO Refunding Bonds
Series 2022B (NR/BB+)
3,000,000 4.000
12/01/2037
2,783,340
City of Chicago Board of Education UT GO Series 2015E Project
Bonds (NR/BB+)
1,300,000 5.125
12/01/2032
1,300,041
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB)
670,000 5.000
01/01/2027
674,089
6,005,000 5.000
01/01/2028
6,118,678
940,000 5.000
01/01/2032
966,238
City of Chicago GO Bonds Refunding Series 2020A (NR/NR)
2,830,000 5.000
01/01/2028
2,930,095
City of Chicago GO Bonds Refunding Series 2021A (NR/BBB)
1,260,000 5.000
01/01/2027
1,267,691
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB)
301,000 4.000
01/01/2028
302,345
City of Chicago GO Bonds Refunding Series 2024B (NR/BBB)
2,000,000 5.000
01/01/2041
2,029,240
City of Chicago GO Bonds Series 2019A (NR/BBB)
2,900,000 5.500
01/01/2049
2,915,439
City of Chicago GO Bonds Series 2021A (NR/BBB)
1,200,000 5.000
01/01/2028
1,222,717
4,000,000 5.000
01/01/2033
4,130,800
City of Chicago GO Bonds Series 2021B (NR/BBB)
2,456,000 4.000
01/01/2038
2,303,157
5,330,000 4.000
01/01/2044
4,636,136
1,000,000 4.000
01/01/2049
798,934
City of Chicago GO Bonds Series 2023A (Baa3/BBB)
1,000,000 5.000
01/01/2029
1,027,806
1,950,000 4.000
01/01/2035
1,893,810
3,250,000 5.000
01/01/2035
3,355,531
1,560,000 5.500
01/01/2043
1,591,987
City of Chicago GO Bonds Series 2024A (NR/BBB)
15,500,000 5.250
01/01/2045
15,604,867
City of Chicago GO Bonds, 2025 Series A (NR/BBB)
2,675,000 6.000
01/01/2050
2,817,990
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB)
2,670,000 5.000
01/01/2029
2,744,243
4,265,000 5.000
01/01/2030
4,411,997
City of Chicago IL Waterworks Revenue RB Series 1999
(Baa1/A+)
1,560,000 5.000
11/01/2028
1,571,619
2,010,000 5.000
11/01/2029
2,024,970
1,000,000 5.000
11/01/2030
1,007,448
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
2,000,000 5.000
01/01/2038
2,137,589
7,490,000 5.000
01/01/2039
7,984,383
City of Chicago Midway Airport Senior Lien Airport Refunding
RB Series 2023C (AMT) (NR/A)
2,000,000 5.000
01/01/2028
2,066,433
City of Chicago Multi-Family Housing RB for United Yards 1A
Project Series 2024 (Aa1/NR)
2,200,000 3.500
(a)(b)
08/01/2027
2,200,520
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (NR/A+)
$ 1,000,000 5.250%
01/01/2053
$ 1,017,966
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
2,250,000 4.500
01/01/2048
2,222,616
4,515,000 5.500
01/01/2055
4,674,027
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2024A (AMT) (NR/A+)
1,875,000 5.000
01/01/2036
2,051,874
2,500,000 5.000
01/01/2037
2,720,162
355,000 5.500
01/01/2053
371,833
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2024B (NON-AMT) (NR/A+)
850,000 5.000
01/01/2040
929,824
500,000 5.000
01/01/2041
543,215
City of Chicago O'Hare International Airport General
Airport Senior Lien Refunding RB Series 2024D
(NON-AMT) (NR/A+)
1,040,000 5.000
01/01/2040
1,148,843
1,550,000 5.000
01/01/2042
1,691,453
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
4,880,000 5.000
01/01/2042
4,906,401
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue and RR Bonds Series 2018A
(AMT) (NR/A+)
5,660,000 5.000
01/01/2053
5,680,909
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
2,500,000 4.000
01/01/2042
2,483,747
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024B (BAM) (NR/AA)
2,025,000 5.000
01/01/2031
2,200,276
City of Chicago Second Lien Wastewater Transmission RB,
Refunding Series 2023B (AGM) (NR/AA)
3,350,000 5.000
01/01/2035
3,673,523
1,300,000 5.000
01/01/2036
1,417,710
200,000 5.000
01/01/2037
217,019
1,660,000 5.000
01/01/2038
1,796,141
City of Springfield Illinois Senior Lien Electric Revenue
Refunding Bonds Series of 2024 (BAM) (A3/AA)
1,250,000 5.000
03/01/2039
1,359,529
10,435,000 5.000
03/01/2040
11,295,172
Community Unit School District Number 187 St. Clair County
Illinois Cahokia General Obligation School Bonds Series 2026
A (AG) (NR/AA)
1,000,000 5.000
01/01/2040
1,093,017
600,000 5.000
01/01/2041
649,392
1,000,000 5.000
01/01/2042
1,076,977
850,000 5.000
01/01/2043
911,264
Cook County High School District No. 209 Proviso Township GO
Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
10,350,000 5.500
12/01/2036
10,893,820
Cook County Sales Tax RB Series 2018 (NR/AA-)
3,500,000 4.000
11/15/2037
3,509,332
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
4,250,000 4.000
11/15/2039
4,221,254

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
$ 1,500,000 4.000%
11/15/2047
$ 1,391,774
District of Greater Chicago Metropolitan Water Reclamation GO
UT Bonds 2016 Series E (NR/AA+)
7,520,000 5.000
12/01/2045
7,553,362
Eastern Illinois Economic Development Authority Special
Obligation RB Remington Road & I-57 Economic
Development Project Series 2025 (NR/NR)
5,625,000 6.500
02/15/2040
5,705,364
Eastern Illinois Economic Development Authority, Illinois Business
District RB Remington Road & I-57 Business District Series
2023 (NR/NR)
375,000 5.000
11/01/2033
374,882
Forest Preserve District of Will County Illinois GO Limited Tax
Bonds Series 2024 (Aa1/NR)
1,500,000 5.000
12/15/2040
1,639,049
400,000 5.000
12/15/2041
434,488
1,100,000 5.000
12/15/2042
1,190,003
Illinois Finance Authority Advocate Health Nonprofit Credit Group
RB Series 2026B (Aa2/AA)
5,000,000 5.000
08/01/2031
5,460,267
Illinois Finance Authority Illinois Finance Authority RB Series
2025A-1 (NR/A+)
2,075,000 5.000
(a)(b)
08/15/2054
2,241,755
Illinois Finance Authority Lease RB Provident Group-Uic
Grenshaw Parking Properties Llc– University of Illinois
Chicago Parking Structure Project Series 2025A (Aa2/NR)
4,500,000 5.250
10/01/2049
4,770,724
5,185,000 5.250
10/01/2054
5,447,378
Illinois Finance Authority RB for Columbia College Chicago Series
2019 (NR/BB+)
1,320,000 5.000
12/01/2034
1,300,000
1,695,000 5.000
12/01/2039
1,598,087
Illinois Finance Authority RB for Cook County School District No.
73 East Prairie Series 2018 (BAM) (Aa3/AA)
2,325,000 4.000
12/01/2036
2,337,417
1,420,000 4.000
12/01/2037
1,423,837
4,230,000 4.000
12/01/2042
4,237,068
Illinois Finance Authority RB for Cook County School District No.
95 Brookfield Series 2018 (Aa2/NR)
500,000 4.000
12/01/2038
500,887
400,000 4.000
12/01/2040
400,352
1,085,000 4.000
12/01/2042
1,085,034
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
1,235,000 5.500
(c)
08/01/2043
1,317,168
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
1,000,000 5.000
03/01/2040
982,137
685,000 5.000
03/01/2042
664,190
Illinois Finance Authority RB for DuPage County Community
High School District No. 99 Downers Grove Series 2020 A
(NR/AA+)
1,395,000 4.000
12/15/2035
1,418,952
2,750,000 3.000
12/15/2036
2,545,459
2,000,000 3.000
12/15/2037
1,821,996
Illinois Finance Authority RB for Northwestern Memorial
Healthcare Obligation Group Series 2017 A (Aa2/AA+)
24,305,000 4.000
07/15/2047
21,963,301
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Plymouth Place Series 2022A
(NR/NR)
$ 725,000 5.500%
05/15/2027
$ 733,526
765,000 5.500
05/15/2028
783,720
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
4,000,000 6.125
(c)
04/01/2049
4,017,860
Illinois Finance Authority RB Illinois Institute of Technology Series
2025 RB Series 2025A (NR/BB+)
3,550,000 5.875
(c)
09/01/2046
3,556,036
Illinois Finance Authority RB Refunding for American
Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,000,000 3.875
(a)(b)
05/01/2040
1,016,726
Illinois Finance Authority RB Refunding for Christian Homes, Inc.
Obligated Group Series 2021 B (NR/NR)
496,187 3.250 *
05/15/2027
4,962
Illinois Finance Authority RB Refunding for Edward Elmhurst
Healthcare Obligation Group Series 2018 A (NR/AA-)
4,000,000 4.250
(d)
01/01/2028
4,097,613
Illinois Finance Authority RB Refunding for Franciscan
Communities Project Series 2017 A (NR/NR)
300,000 4.000
05/15/2027
300,532
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
750,000 5.000
09/01/2026
749,637
500,000 5.000
09/01/2027
500,239
500,000 5.000
09/01/2028
500,199
1,600,000 5.000
09/01/2030
1,595,406
1,000,000 5.000
09/01/2031
995,527
1,000,000 5.000
09/01/2032
991,521
1,035,000 5.000
09/01/2033
1,022,194
1,150,000 5.000
09/01/2034
1,131,549
Illinois Finance Authority RB Refunding for Illinois Wesleyan
University Series 2016 (Baa3/A-)
900,000 4.000
09/01/2041
802,990
4,100,000 5.000
09/01/2046
4,101,362
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
375,000 5.000
05/15/2041
378,339
Illinois Finance Authority RB Refunding for University of Chicago
Series 2018 A (Aa2/AA-)
3,025,000 5.000
10/01/2041
3,079,477
Illinois Finance Authority RB Series 2021 (NR/BB+)
375,000 4.000
(c)
10/01/2042
336,979
Illinois Finance Authority RB The University of Chicago Series
2024A (Aa2/AA-)
625,000 5.250
04/01/2041
693,163
735,000 5.250
04/01/2042
810,715
1,300,000 5.250
04/01/2044
1,418,150
1,600,000 5.250
04/01/2045
1,730,497
Illinois Finance Authority RB, Columbia College Chicago, Series
2019 (NR/BB+)
1,000,000 5.000
12/01/2049
850,501
Illinois Finance Authority Revenue Project and Refunding Bonds
Series 2025A (NR/BB)
1,000,000 6.000
(c)
10/01/2045
1,034,330

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Refunding Bonds Bradley
University Project Series 2024 (NR/BBB+)
$ 775,000 5.000%
08/01/2029
$ 801,172
225,000 5.000
08/01/2030
234,304
Illinois Finance Authority Revenue Refunding Bonds Noble
Network of Charter Schools Series 2025A (NR/BBB)
695,000 5.000
09/01/2033
724,965
40,000 5.000
09/01/2034
41,545
770,000 5.000
09/01/2035
796,239
1,215,000 5.000
09/01/2036
1,250,817
1,065,000 5.000
09/01/2037
1,090,850
1,345,000 5.000
09/01/2038
1,372,482
Illinois Finance Authority Surface Freight Transfer Faciliites RB
Centerpoint Joliet Terminal Railroad Project Series 2010
(NR/BBB+)
5,000,000 4.800
(a)(b)(c)
12/01/2043
5,178,285
Illinois Finance Authority Tax-Exempt Surface Freight Transfer
Facilities RB for Centerpoint Joliet Terminal Railroad Project
Series 2020 (NR/BBB+)
15,120,000 4.125
(a)(b)(c)
12/01/2050
15,133,467
Illinois Housing Development Authority Multifamily Housing RB,
Series 2025 (Aa1/NR)
2,500,000 3.150
(a)(b)
02/01/2029
2,507,640
Illinois Housing Development Authority RB 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
3,765,000 4.250
10/01/2039
3,787,749
2,870,000 4.700
10/01/2044
2,910,523
Illinois Housing Development Authority RB 2025 Series A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
9,500,000 4.750
10/01/2045
9,698,371
Illinois Housing Development Authority RB 2026 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
10,000,000 4.700
10/01/2044
10,117,473
Illinois Housing Development Authority RB Social Bonds 2024
Series I (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
6,545,000 4.450
10/01/2044
6,568,228
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien
Series 2020 A (NR/A+)
1,230,000 5.000
01/01/2036
1,291,649
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018
C (NR/A+)
5,985,000 5.000
01/01/2027
6,049,469
9,605,000 5.000
01/01/2028
9,931,216
11,610,000 5.000
01/01/2029
12,243,005
Illinois Sport Facilities Authority Sport Facilities Refunding Bonds
Series 2021 (NR/BBB+)
1,500,000 5.000
06/15/2030
1,578,769
Illinois Sports Facilities Authority Refunding Bonds Series 2014
(AGM) (NR/AA)
4,160,000 5.000
06/15/2027
4,181,738
Illinois Sports Facilities Authority Sports Facilities Refunding
Bonds Series 2021 (NR/BBB+)
480,000 5.000
06/15/2032
507,923
Illinois State GO Bonds Series 2017 A (A2/A-)
375,000 4.500
12/01/2041
375,545
Illinois State GO Bonds Series 2017 D (A2/A-)
13,250,000 5.000
11/01/2026
13,348,897
25,670,000 5.000
11/01/2028
26,439,853
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2018 A (A2/A-)
$ 16,380,000 5.000%
05/01/2031
$ 16,973,572
1,760,000 5.000
05/01/2042
1,792,491
1,760,000 5.000
05/01/2043
1,789,721
Illinois State GO Bonds Series 2019 C (A2/A-)
3,980,000 4.000
11/01/2042
3,819,613
Illinois State GO Bonds Series 2020 (A2/A-)
1,525,000 5.500
05/01/2039
1,619,570
4,240,000 5.750
05/01/2045
4,480,588
Illinois State GO Refunding Bonds Series 2016 (AGM) (A1/AA)
1,185,000 4.000
02/01/2031
1,191,269
Illinois State GO Refunding Bonds Series 2018 B (A2/A-)
2,340,000 5.000
10/01/2031
2,441,025
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion 2002 A (NATL) (Baa1/A)
1,670,000 0.000
(g)
12/15/2029
1,494,346
Metropolitan Pier & Exposition Auth Ill Dedicated State Tax RB
Mc Cormick Place Expansion 2002 A (NATL) (Baa1/A)
2,000,000 0.000
(g)
12/15/2037
1,286,813
Metropolitan Pier & Exposition Authority Dedicated State
Tax RB for McCormick Place Expansion Series 2002A
(NATL) (Baa1/A)
2,000,000 0.000
(g)
06/15/2034
1,506,618
1,860,000 0.000
(g)
06/15/2038
1,168,849
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024A (NR/A)
4,050,000 5.000
06/15/2029
4,152,354
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024B (NR/A)
8,310,000 4.000
12/15/2026
8,343,084
1,725,000 4.000
12/15/2027
1,747,783
Metropolitan Pier & Exposition Authority RB Capital
Appreciation for McCormick Place Expansion Series 2002 A
(NATL) (Baa1/A)
6,920,000 0.000
(g)
12/15/2032
5,550,590
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa1/A)
1,370,000 0.000
(g)
12/15/2031
1,141,035
2,190,000 0.000
(g)
06/15/2033
1,719,480
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AGM) (A1/AA)
10,000,000 0.000
(g)
06/15/2044
4,694,596
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 A (NR/A)
2,000,000 0.000
(g)
12/15/2056
449,111
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
2,000,000 5.000
12/15/2028
2,054,593
300,000 5.000
12/15/2032
306,233
600,000 5.000
12/15/2033
613,154
500,000 5.000
12/15/2034
510,427
1,260,000 0.000
(h)
12/15/2037
1,032,707
3,500,000 0.000
(h)
12/15/2042
2,789,778
3,850,000 0.000
(h)
12/15/2047
2,944,722

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(AGM) (A1/AA)
$ 18,150,000 0.000%
(g)
12/15/2056
$ 4,261,540
Metropolitan Pier and Exposition Authority Dedicated State Tax
RB Series 2002A (NATL) (Baa1/A)
800,000 0.000
(g)
12/15/2034
590,182
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project RB, Series 2010B1 (AGM) (A1/AA)
2,710,000 0.000
(g)
06/15/2045
1,197,719
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
5,355,000 4.000
06/15/2052
4,717,817
Regional Transportation Authority Illinois GO Bonds Series 2016
A (Aa2/AA)
2,730,000 4.000
06/01/2046
2,522,013
Regional Transportation Authority Illinois GO Refunding Bonds
Series 2017 A (NR/AA)
425,000 5.000
07/01/2029
433,753
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/A+)
4,000,000 5.000
01/01/2027
4,043,087
11,000,000 5.000
01/01/2028
11,373,595
4,280,000 5.000
01/01/2029
4,513,356
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/A+)
7,500,000 5.000
01/01/2029
7,908,918
Sales Tax Securitization Corporation Second Lien Sales
Tax Securitization Bonds, Refunding Series 2023C
(Forward Delivery) (NR/A+)
1,000,000 5.000
01/01/2035
1,097,120
Sales Tax Securitization Corporation Second Lien Sales Tax
Securitization Bonds, Refunding Series 2023C Forward
Delivery (NR/A+)
100,000 5.000
01/01/2036
109,218
School District Number 135 Cook County Illinois Orland Park GO
Limited Tax School Bonds Series 2025 (NR/AA+)
1,625,000 5.000
12/01/2027
1,680,454
1,125,000 5.000
12/01/2028
1,186,403
1,175,000 5.000
12/01/2029
1,261,250
State of Illinois GO Bonds Series 2016 (A2/A-)
1,115,000 3.500
06/01/2031
1,114,988
1,000,000 4.000
06/01/2033
1,000,215
State of Illinois GO Bonds Series 2017 A (A2/A-)
1,455,000 4.250
12/01/2040
1,441,905
State of Illinois GO Bonds Series 2017 D (A2/A-)
955,000 3.250
11/01/2026
956,283
State of Illinois GO Bonds Series 2017C (A2/A-)
12,830,000 5.000
11/01/2029
13,214,622
State of Illinois GO Bonds Series 2017D (A2/A-)
10,000,000 5.000
11/01/2027
10,294,706
State of Illinois GO Bonds Series 2019B (A2/A-)
2,000,000 4.000
11/01/2034
2,014,092
State of Illinois GO Bonds Series 2020 (A2/A-)
3,000,000 5.500
05/01/2030
3,166,338
State of Illinois GO Bonds Series 2021A (A2/A-)
4,195,000 4.000
03/01/2041
4,055,812
State of Illinois GO Bonds Series 2022A (A2/A-)
875,000 5.500
03/01/2047
920,641
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Bonds Series 2023B (A2/A-)
$ 3,000,000 5.500%
05/01/2047
$ 3,157,750
State of Illinois GO Bonds Series of December 2023C (A2/A-)
3,610,000 5.000
12/01/2045
3,740,703
State of Illinois GO Bonds Series of May 2024B (A2/A-)
3,350,000 5.000
05/01/2038
3,636,858
7,080,000 5.000
05/01/2039
7,652,267
2,805,000 5.000
05/01/2040
3,016,647
State of Illinois GO Bonds, Series of May 2023B (A2/A-)
1,760,000 5.250
05/01/2038
1,899,124
2,195,000 5.250
05/01/2039
2,360,404
2,700,000 5.250
05/01/2040
2,892,282
State of Illinois GO Refunding Bonds Series 2018A (A2/A-)
500,000 5.000
10/01/2028
523,986
State of Illinois GO Unlimited Bonds Series 2017 A (A2/A-)
1,500,000 4.000
12/01/2033
1,505,982
5,000,000 4.250
12/01/2037
5,010,313
State of Illinois GO Unlimited Refunding Bonds Series 2018 B
(A2/A-)
5,100,000 5.000
10/01/2027
5,241,240
State of Illinois Illinois Build Illinois Bonds Sales Tax RB Junior
Obligation Series C of February 2024 (NR/A)
11,365,000 5.000
06/15/2043
12,169,884
State of Illinois Illinois GO Bonds Series of September 2025F
(A2/A-)
5,700,000 5.250
09/01/2048
5,921,413
State of Illinois Illinois GO Bonds, Series of November 2016
(A2/A-)
3,740,000 5.000
11/01/2035
3,756,637
State of Illinois RB Refunding Series 2016 C
(BAM-TCRS) (NR/AA)
5,580,000 4.000
06/15/2028
5,584,125
The County of Cook Illinois Sales Tax RB Series 2021A (NR/AA-)
185,000 5.000
11/15/2037
196,811
The County of Cook, Illinois Sales Tax RB Series 2021A
(NR/AA-)
300,000 5.000
11/15/2032
323,972
85,000 5.000
11/15/2038
90,184
Transportation Infrastructure Properties LLC Trips Obligated
Group City of  Chicago Chicago O'Hare International Airport
Senior Special Facilities RB Trips Obligated Group, Series
2025 (NR/BBB+)
1,460,000 5.500
07/01/2036
1,650,024
1,540,000 5.500
07/01/2037
1,728,487
1,625,000 5.500
07/01/2038
1,814,253
1,300,000 5.500
07/01/2039
1,444,149
1,000,000 5.500
07/01/2040
1,105,536
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (B1/NR)
2,200,000 5.625
(c)
03/01/2043
2,125,430
Upper Illinois River Valley Development Authority RB Refunding
for Prairie Crossing Charter School Series 2020 (NR/NR)
155,000 4.000
(c)
01/01/2031
153,011
715,000 5.000
(c)
01/01/2045
695,833
Village of Bellwood Cook County Illinois Tax Increment RB Series
2024 (NR/BBB)
2,600,000 5.000
12/01/2050
2,625,401

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Village of Hillside Illinois Tax Increment RB Refunding Series
2018 (NR/NR)
$ 1,900,000 5.000%
01/01/2030
$ 1,908,012
Village of Morton Grove Tax Increment Senior Lien RB for
Sawmill Station Redevelopment Project Series 2019 (NR/NR)
700,000 4.250
01/01/2029
700,080
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000 5.000
12/30/2027
3,165,550
3,235,000 5.000
12/30/2028
3,423,983
Village of Romeoville RB Refunding for Lewis University Series
2018 B (NR/BBB)
210,000 4.125
10/01/2041
189,060
1,420,000 4.125
10/01/2046
1,220,073
Will County Community High School District No. 210 Lincoln-
Way GO Refunding Bonds Series 2020 (AGM) (Aa3/AA)
650,000 4.000
01/01/2034
654,782
1,065,123,305
Indiana - 0.9%
Brownsburg 1999 School Building Corporation AD Valorem
Property Tax First Mortgage Bonds, Series 2024B
(ST INTERCEPT) (NR/AA+)
1,850,000 5.000
07/15/2042
1,992,167
Brownsburg 1999 School Building Corporation Brownsburg,
Indiana Ad Valorem Property Tax First Mortgage Bonds, Series
2024B (ST INTERCEPT) (NR/AA+)
1,900,000 5.000
07/15/2041
2,053,601
City of Mishawaka RB for Sewerage Works Series 2018
(AGM) (NR/AA)
1,845,000 2.000
09/01/2038
1,520,415
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
2,550,000 4.875
(c)
01/01/2044
2,632,931
City of Valparaiso Indiana Taxable RB, Series 2025B (Ba1/BB+)
4,500,000 9.500
(c)
10/01/2035
4,561,844
City of Whiting  Indiana Bp Products North America Inc. Project
Environmental Faciltities Refunding RB Series 2019 (A1/A-)
6,000,000 4.000
(a)(b)
12/01/2044
6,112,232
Indiana Finance Authority Citizens Energy Group Project First Lien
Water Utility Refunding RB Series 2026B (Aa3/AA+)
2,300,000 5.000
(f)
10/01/2027
2,364,165
4,000,000 5.000
(f)
10/01/2028
4,216,087
3,365,000 5.000
(f)
10/01/2029
3,616,390
Indiana Finance Authority Educational Facilities RB for Marian
University, Inc. Series 2019 A (NR/BBB)
540,000 5.000
09/15/2034
554,986
680,000 5.000
09/15/2039
691,219
445,000 4.000
09/15/2044
396,433
Indiana Finance Authority Educational Facilities RB Series 2025A
(NR/NR)
545,000 5.000
(c)
10/15/2035
547,589
535,000 6.125
(c)
10/15/2045
547,645
Indiana Finance Authority Educational Facilities RB Series 2026
(NR/BBB)
1,750,000 5.000
09/15/2041
1,823,848
1,300,000 5.125
09/15/2051
1,303,835
Indiana Finance Authority Educational Facilities RB Series 2026
(Baa1/NR)
1,000,000 5.000
10/01/2046
1,019,730
1,000,000 5.125
10/01/2051
1,011,825
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (Ba2/BB+)
$ 5,955,000 4.125%
12/01/2026
$ 5,966,150
Indiana Finance Authority First Lien Wastewater Utility RB
Refunding for CWA Authority Project Series 2023A (Aa3/AA)
1,250,000 5.000
10/01/2035
1,399,195
1,000,000 5.000
10/01/2036
1,115,300
1,000,000 5.000
10/01/2037
1,108,465
75,000 5.000
10/01/2038
82,816
Indiana Finance Authority First Lien Wastewater Utility RB
Refunding for CWA Authority Project Series 2024A forward
Delivery (Aa3/AA)
1,000,000 5.000
10/01/2040
1,108,469
1,500,000 5.000
10/01/2041
1,658,561
1,700,000 5.000
10/01/2043
1,866,198
1,600,000 5.000
10/01/2044
1,745,563
1,250,000 5.000
10/01/2045
1,352,792
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
800,000 5.000
03/01/2039
858,670
1,100,000 5.000
03/01/2040
1,173,803
425,000 5.000
03/01/2041
451,506
4,000,000 4.250
03/01/2049
3,762,735
Indiana Finance Authority Health System RB Series 2025 Indiana
University Health Series 202D-1 (Aa2/AA)
6,500,000 5.000
(a)(b)
10/01/2064
6,908,911
Indiana Finance Authority RB for BHI Senior Living Series 2016A
(NR/NR)
1,675,000 5.250
11/15/2046
1,678,397
Indiana Finance Authority RB for Goshen Health Obligated Group
Series 2019 B (NR/BBB)
2,335,000 2.100
(a)(b)
11/01/2049
2,316,203
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series
2020 A (Ba1/NR)
165,000 4.000
07/01/2030
162,724
300,000 5.000
07/01/2040
294,472
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 B (Baa3/NR)
1,910,000 3.000
11/01/2030
1,877,048
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 C (Baa3/NR)
2,130,000 3.000
11/01/2030
2,093,253
Indiana Finance Authority RB Refunding for BHI Senior Living
Obligated Group Series 2021 B (NR/NR)
465,000 2.520
11/15/2026
458,885
610,000 2.920
11/15/2027
584,009
850,000 3.210
11/15/2028
791,573
880,000 3.260
11/15/2029
796,669
670,000 3.300
11/15/2030
589,757
Indiana Finance Authority Student Housing RB Prg Uindy
Properties Llc Series 2025 (NR/BB)
850,000 5.250
07/01/2045
841,303
Indiana Housing & Community Development Authority
Multifamily Housing RB Sunrise Crossing Series 2024
(Aa1/NR)
3,085,000 3.300
(a)(b)
01/01/2045
3,094,931
Indiana Housing and Community Development Authority
Multifamily Housing RB Wabash Place Project Series 2025
(Aa1/NR)
6,500,000 3.125
(a)(b)
02/01/2043
6,515,030

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
South Bend Redevelopment Authority Lease Rental RB of 2024
(NR/AA)
$ 2,850,000 4.000%
08/01/2039
$ 2,791,558
2,855,000 4.000
08/01/2040
2,764,498
3,080,000 4.000
08/01/2041
2,923,277
3,210,000 4.000
08/01/2042
3,027,106
1,400,000 4.250
08/01/2043
1,355,838
Town of Upland Economic Development RB for Taylor University
Project Series 2021 (NR/A)
1,385,000 4.000
09/01/2033
1,414,595
Wawasee High School Building Corporation Kosciusko County
Indiana Ad Valorem Property Tax First Mortgage Bonds Series
2024 (ST INTERCEPT) (NR/AA+)
2,210,000 5.000
07/15/2042
2,390,934
106,288,136
Iowa - 0.7%
City of Coralville GO Annual Appropriation Refunding Bonds
Series 2022C (NR/NR)
11,195,000 5.000
05/01/2042
11,261,340
City of Davenport GO Corporate Bonds Series 2019 IA (Aa2/AA)
1,060,000 4.000
06/01/2031
1,071,060
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes
Series 2024D (Aa2/NR)
3,650,000 4.500
06/01/2027
3,655,100
Iowa Finance Authority Midwestern Disaster Area RB Alcoa Inc.
Projects (Baa1/BBB+)
3,115,000 4.750
08/01/2042
3,116,023
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds for Iowa Fertilizer Company Project Series
2022 (#Aa1/AA+)
12,550,000 5.000
(a)(b)(d)
12/01/2032
14,184,989
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aa1/AA+)
8,800,000 4.000
(a)(b)(d)
12/01/2032
9,437,750
4,700,000 5.000
(d)
12/01/2032
5,315,257
Iowa Finance Authority RB for Lifespace Communities, Inc.
Obligated Group Series 2019 A-1 (NR/NR)
1,700,000 4.000
05/15/2055
1,374,306
2,700,000 5.000
05/15/2055
2,579,473
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2016A (NR/NR)
3,825,000 5.000
05/15/2047
3,815,269
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
7,175,000 5.000
05/15/2043
7,195,880
5,400,000 5.000
05/15/2048
5,336,060
Iowa Finance Authority Senior Living Facility RB Presbyterian
Homes Mill Pond Project Series 2025 (NR/NR)
825,000 5.500
10/01/2045
857,311
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series
C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
5,750,000 4.500
07/01/2044
5,773,806
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/A-)
925,000 5.375
10/01/2052
940,564
Iowa Higher Education Loan Authority Private College Facility RB
University of Dubuque Project Series 2025 (NR/BBB-)
3,350,000 5.250
10/01/2040
3,536,949
1,250,000 5.000
10/01/2045
1,259,454
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Iowa – (continued)
Tobacco Settlement Authority Asset Backed Bonds Class 1 Senior
Current Interest Bonds Series 2021A-2 (NR/BBB+)
$ 5,000,000 4.000%
06/01/2049
$ 4,394,360
85,104,951
Kansas - 0.1%
City of Burlington Environmental Improvement RB Refunding for
Energy Metro, Inc. Project Series 2023 (A2/A)
5,225,000 3.375
(a)(b)
03/01/2045
5,221,379
City of Garden City Kansas Sales Tax Special Obligation RB
Sports of The World Star Bond Project Phase II Series 2025
(NR/NR)
1,000,000 4.250
(c)
06/01/2033
1,006,089
City of Manhattan Kansas Health Care Facilities RB Meadowlark
Hills Series 2025B-1 (NR/NR)
1,060,000 4.200
06/01/2032
1,061,702
City of Manhattan Kansas Health Care Facilities RB Meadowlark
Hills Series 2025B-2 (NR/NR)
1,000,000 3.750
06/01/2031
1,001,044
City of Topeka Health Care Facilities RB for Brewster Place Series
2022A (NR/NR)
1,750,000 6.500
12/01/2052
1,800,177
Kansas Development Finance Authority Multifamily Housing RB
Floret Hill Series 2026F (Aa1/NR)
2,300,000 3.050
(a)(b)
12/01/2043
2,309,402
Kansas Development Finance Authority Multifamily Housing RB
Terrace Pointe Series 2024K-2 (Aa1/NR)
835,000 5.000
(a)(b)
09/01/2028
854,797
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
3,565,000 4.000
09/01/2036
3,575,785
16,830,375
Kentucky - 1.3%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022A (NR/NR)
1,925,000 4.450
(c)
01/01/2042
1,947,151
City of Pikeville Kentucky Educational Facilities Revenue Bond
Anticipation Notes University of Pikeville - College of Dental
Medicine Series 2026 (MIG3/NR)
3,575,000 3.800
(f)
08/01/2028
3,575,844
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
4,525,000 2.125
10/01/2034
3,844,776
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
6,100,000 2.000
02/01/2032
5,445,682
County of Owen Water Facilities Refunding RB Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,000,000 3.875
(a)(b)
06/01/2040
1,016,726
Fayette County School District Finance Corp. School Building RB
Series 2023A (ST INTERCEPT) (Aa3/AA-)
4,145,000 4.000
03/01/2045
4,019,046
4,400,000 4.000
03/01/2048
4,147,341
Kenton County KY School District Financial
Coporation School Building RB 2016 B
(BAM-TCRS ST INTERCEPT) (Aa3/AA)
1,000,000 3.000
04/01/2030
997,498
Kentucky Bond Development Corp. RB Refunding for
Transylvania University Series 2021 A (NR/A-)
280,000 4.000
03/01/2046
257,159

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Bond Development Corp. RB Refunding for
Transylvania University Series 2021 A (NR/A-) – (continued)
$ 330,000 4.000%
03/01/2049
$ 290,991
Kentucky Bond Development Corporation Senior RB Series
2026A University of Kentucky Central Utility Plant Project
(NON-AMT) (A3/NR)
2,000,000 4.500
10/31/2047
1,987,429
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
3,200,000 4.000
06/01/2037
3,187,597
400,000 4.000
06/01/2045
382,670
Kentucky Economic Development Finance Authority RB Series
2019A-2 (A3/A-)
1,000,000 5.000
08/01/2044
1,023,451
Kentucky Interlocal School Transportation Association Kista
Equipment Lease Certificates of Participation Series of
2024 (ST INTERCEPT) (Aa3/NR)
995,000 4.000
03/01/2027
1,002,647
Louisville & Jefferson County Metropolitan Government Health
System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
2,000,000 4.000
10/01/2034
2,000,084
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2003 A
(A1/A)
17,250,000 2.000
10/01/2033
14,963,680
Louisville & Jefferson County Metropolitan Sewer District RB
Refunding for Kentucky Sewer & Drainage System Series
2018 A (Aa3/AA)
10,000,000 4.000
05/15/2038
10,042,870
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
3,600,000 5.000
10/01/2040
3,858,555
2,455,000 5.000
10/01/2041
2,627,201
830,000 5.000
10/01/2042
882,192
Louisville Jefferson County Metro Government Health System RB
Series 2016A (Norton Healthcare, Inc.) (NR/A)
2,125,000 5.000
10/01/2033
2,132,918
Public Energy Authority of Kentucky Gas Supply RB Series 2022
A-1 (A1/NR)
17,730,000 4.000
(a)(b)
08/01/2052
17,990,461
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series
B (Baa2/NR)
24,175,000 5.000
12/01/2033
24,877,003
Public Energy Authority of Kentucky Gas Supply Revenue
Refunding Bonds 2025 Series A (A1/NR)
25,000,000 5.250
(a)(b)
06/01/2055
26,487,835
Public Energy Authority of Kentucky Gas Supply Revenue
Refunding Bonds 2025 Series C (A1/NR)
10,000,000 5.000
05/01/2036
10,535,493
Public Energy Authority of Kentucky Gas Supply RR Bonds 2023
Series A-1 (Fixed Rate) 2023 (A1/NR)
5,750,000 5.250
(a)(b)
04/01/2054
6,153,485
155,677,785
Louisiana - 2.0%
Board of Commissioners of The Port of New Orleans Louisiana
Port Facility RB Series 2025A (NON-AMT) (A2/A)
4,325,000 5.250
04/01/2055
4,476,325
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Board of Commissioners of The Port of New Orleans, Louisiana
Port Facility  RB, Series 2025B (AMT) (AGM) (A1/AA)
$ 1,780,000 5.500%
04/01/2051
$ 1,879,233
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB)
3,555,000 5.000
12/01/2027
3,595,257
1,600,000 5.000
12/01/2028
1,628,685
8,475,000 5.000
12/01/2039
8,235,459
City of New Orleans Louisiana Public Improvement Bonds Issue of
2026A (NONR/BBB+)
540,000 5.500
12/01/2045
586,354
City of New Orleans Louisiana Public Improvement Bonds Issue of
2026A (NR/BBB+)
575,000 5.500
12/01/2046
621,738
Department of Water and Power of The City of Los Angeles Power
System Variable Rate Demand RB 2021 Subseries A-2 (A1/A)
4,820,000 4.000
10/01/2041
4,646,276
Juban Crossing Economic Development District Revenue and
Refunding Bonds for General Infrastructure Projects Series
2024C (NR/A-)
1,700,000 5.000
09/15/2038
1,830,847
Lakeshore Villages Master Community Development District
Parish of St. Tammany Louisiana Special Assessment RB
Series 2025 (NR/NR)
90,000 5.000
06/01/2033
93,283
Lakeshore Villages Master Community Development District
Special Assessment RB Series 2022 (NR/NR)
65,000 4.450
06/01/2027
65,330
Lakeshore Villages Master Community Development District
Special Assessment Series 2019 (NR/NR)
1,755,000 3.750
06/01/2030
1,737,125
5,070,000 4.375
06/01/2048
4,679,357
Louisiana Local Government Environmental Facilities &
Community Development Authority Insurance Assessment RB
for Louisiana Insurance Guaranty Association Project Series
2022B (A1/NR)
1,935,000 5.000
08/15/2026
1,940,349
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
1,525,000 6.500
(c)
06/15/2038
1,571,612
Louisiana Local Government Environmental Facilities &
Community Development Authority RB Refunding for City of
Shreveport Series 2008 (NR/BBB+)
16,840,000 5.000
(c)
04/01/2035
17,089,138
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue and Refunding
RB for Christwood Project Series 2024 (NR/NR)
1,725,000 5.000
(c)
11/15/2037
1,797,051
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB)
18,260,000 3.500
11/01/2032
17,925,837
Louisiana Offshore Terminal Authority Deepwater Port RB for
Loop LLC Project Series 2007A (A3/NR)
7,110,000 4.150
09/01/2027
7,188,053

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013A
(NON-AMT) (A3/NR) (PUTABLE)
$ 6,325,000 4.200%
(a)(b)
09/01/2033
$ 6,419,507
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013C
(NON-AMT) (A3/NR) (PUTABLE)
7,900,000 4.200
(a)(b)
09/01/2034
8,018,852
Louisiana Public Facilities Authority Hospital RB Louisiana
Children Medicine Ctr 2023A (NR/A)
6,770,000 5.250
(a)(b)
12/01/2052
7,381,729
Louisiana Public Facilities Authority RB for Geo Academies Mid-
City Project Series 2022 (NR/NR)
310,000 5.625
(c)
06/01/2037
320,010
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
400,000 6.000
(c)
06/01/2037
411,135
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (NR/A)
1,295,000 4.000
06/01/2050
1,122,830
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (AGM) (NR/AA)
3,530,000 3.000
06/01/2050
2,565,601
Louisiana Public Facilities Authority RB for Louisiana State
University & Agricultural & Mechanical College Auxiliary
Greenhouse Phase III Project Series 2019 A (A3/NR)
900,000 4.000
07/01/2044
873,176
Louisiana Public Facilities Authority RB Refunding for Ochsner
Clinic Foundation Project Series 2017 (A3/A)
3,695,000 4.000
05/15/2042
3,542,276
600,000 5.000
05/15/2046
601,179
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
755,000 4.000
(c)
06/01/2031
732,139
1,235,000 4.000
(c)
06/01/2041
1,054,241
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
470,000 4.000
(c)
06/01/2031
455,769
1,225,000 4.000
(c)
06/01/2041
1,045,704
Louisiana Public Facilities Authority Revenue and Refunding RB
Ochsner Clinic Foundation Project Series 2025B (A3/A)
10,000,000 5.000
05/15/2030
10,702,078
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
5,000,000 5.000
05/15/2042
5,030,695
Louisiana Public Facilities Authority Senior Lien RB for I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
28,325,000 5.500
09/01/2054
29,232,986
Louisiana Public Facilities Authority Senior Lien RB I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
11,400,000 5.500
09/01/2059
11,685,939
Louisiana Stadium and Exposition District Senior RB, Tax-Exempt
Series 2023A (A2/NR)
2,250,000 5.000
07/01/2035
2,491,258
1,400,000 5.000
07/01/2036
1,541,206
200,000 5.000
07/01/2037
218,923
1,425,000 5.000
07/01/2038
1,553,943
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
New Orleans Aviation Board General Airport Revenue Refunding
Bonds Series 2024B (AMT) (A2/NR)
$ 5,790,000 5.250%
01/01/2041
$ 6,254,513
Parish of St. James State of Louisiana RB Nustar Logistics, L.P.
Project Series 2011 (NON-AMT) (Ba1/BB+) (PUTABLE)
3,750,000 3.700
(a)(b)
08/01/2041
3,803,133
Parish of St. John the Baptist RB Refunding for Marathon Oil
Corp. Series 2017 A-1 (A2/A-) (PUTABLE)
7,210,000 4.050
(a)(b)
06/01/2037
7,210,000
Parish of St. John The Baptist State of Louisiana Revenue
Refunding Bonds Marathon Oil Corporation Project Series
2017 Sub-Series 2017D (NON-AMT) (A2/A-) (PUTABLE)
43,000,000 3.000
(a)(b)(f)
06/01/2037
43,084,211
238,940,342
Maine - 0.2%
Finance Authority of Maine RB Refunding for Supplemental
Education Loan Series 2019 A-1 (AMT) (AGM) (Aa3/AA)
1,500,000 5.000
12/01/2027
1,534,448
1,000,000 5.000
12/01/2028
1,029,584
Maine Health & Higher Educational Facilities Authority RB for
Maine Medical Center Series 2020 A (A1/A+)
1,200,000 4.000
07/01/2045
1,143,296
Maine Health & Higher Educational Facilities Authority RB for
MaineHealth Series 2020A (A1/A+)
6,785,000 4.000
07/01/2050
6,108,960
Maine Health and Higher Educational Facilities Authority RB
Series 2024A (AGC) (Aa3/AA)
3,775,000 4.250
07/01/2054
3,514,940
Maine State Housing Authority Mortgage Purchase Bonds 2022
Series F (Aa1/AA+)
2,000,000 4.850
11/15/2042
2,066,526
2,110,000 4.950
11/15/2047
2,145,954
Maine State Housing Authority Mortgage Purchase Bonds 2024
Series C (HUD SECT 8) (Aa1/AA+)
5,045,000 4.550
11/15/2044
5,069,501
22,613,209
Maryland - 0.9%
Baltimore County Maryland RB Riderwood Village Inc. Facility
Series 2020 (NR/NR)
160,000 4.000
01/01/2038
160,758
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
155,000 4.000
01/01/2036
156,575
900,000 4.000
01/01/2039
901,877
Baltimore Maryland Special Obligation Refunding for Baltimore
Research Park Project Series 2017 A (NR/NR)
425,000 4.000
09/01/2027
426,239
650,000 4.500
09/01/2033
653,417
City of Baltimore Maryland Mayor and City Council of Baltimore
Subordinate Project RB Water Projects Series 2014A
(A1/BBB+)
6,045,000 5.000
07/01/2044
6,046,220
City of Baltimore Project RB for Stormwater Projects Series
2019A (Aa2/AA-)
4,465,000 5.000
07/01/2049
4,558,982
City of Baltimore Tax Allocation Refunding for Harbor Point
Special Taxing District Project Series 2019 A (NR/NR)
175,000 2.950
(c)
06/01/2027
173,968

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
City of Baltimore Tax Allocation Refunding for Harbor
Point Special Taxing District Project Series 2019 A
(NR/NR) – (continued)
$ 190,000 3.050%
(c)
06/01/2028
$ 188,285
200,000 3.150
(c)
06/01/2029
197,607
135,000 3.375
(c)
06/01/2029
134,108
200,000 3.200
(c)
06/01/2030
196,646
200,000 3.250
(c)
06/01/2031
195,912
250,000 3.300
(c)
06/01/2032
244,290
270,000 3.350
(c)
06/01/2033
262,675
City of Brunswick Special Tax Refunding for Brunswick Crossing
Special Taxing District Series 2019 (NR/NR)
785,000 4.000
07/01/2029
787,471
1,550,000 5.000
07/01/2036
1,578,312
City of Gaithersburg Economic Development Project RB for
Asbury Maryland Obligated Group Series 2022 (NR/NR)
1,675,000 5.000
01/01/2037
1,717,466
Community Development Administration Maryland Department
of Housing and Community Development RB Series 2024 D
(NON-AMT) (FHA 542(C)) (Aa1/NR)
8,250,000 4.450
07/01/2044
8,323,857
Community Development Administration Multifamily
Development RB Sustainability Bonds for Villages at Marley
Station Series 2024 D-2 (Cash-Collateralized) (Aa1/NR)
3,480,000 3.300
01/01/2029
3,522,486
Community Development Administration Multifamily
Development RB Sustainability Bonds Park Place At Addison
Road Metro, Series 2025 C-2 (Aa1/NR)
2,925,000 3.700
01/01/2029
2,958,395
County of Baltimore RB Refunding for Oak Crest Village, Inc.
Series 2020 (NR/NR)
440,000 4.000
01/01/2038
441,942
370,000 4.000
01/01/2039
370,772
County of Baltimore RB Refunding for Riderwood Village
Obligated Group Series 2020 (NR/NR)
615,000 4.000
01/01/2032
627,342
530,000 4.000
01/01/2033
539,499
450,000 4.000
01/01/2034
457,022
150,000 4.000
01/01/2035
151,921
1,220,000 4.000
01/01/2037
1,228,751
Frederick County Maryland Special Tax for Lake Linganore Village
Community Development Series 2001 A (AGC) (NR/AA)
295,000 5.700
07/01/2029
295,592
Frederick County Maryland Tax Allocation Refunding for Oakdale-
Lake Linganore Development District Series 2019 B (NR/NR)
2,670,000 3.750
07/01/2039
2,555,355
Frederick County Urbana Community Development Authority
Special Tax Refunding Series 2020 B (NR/NR)
215,000 4.000
07/01/2040
214,571
Howard County Consolidated Public Improvement Refunding
Bonds 2017 Series D (Aaa/AAA)
2,355,000 5.000
02/15/2027
2,391,608
Maryland Economic Development Corp. Adjustable Mode Revenue
Refunding Bonds for Constellation Energy Group Inc. Project
Series 2006B (Baa1/BBB+) (PUTABLE)
1,625,000 4.100
(a)(b)
10/01/2036
1,664,572
Maryland Economic Development Corp. Private Activity RB for
Purple Line Light Rail Project Series 2022A (Baa3/NR)
3,230,000 5.000
11/12/2028
3,232,771
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
$ 1,000,000 5.000%
06/01/2049
$ 1,009,900
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
5,355,000 3.997
04/01/2034
3,985,034
Maryland Economic Development Corporation Private Activity RB
Series 2022B (Baa3/NR)
2,215,000 5.250
06/30/2055
2,231,253
Maryland Health & Higher Educational Facilities Authority RB
for Adventist Healthcare Obligated Group Series 2016 A
(Baa3/NR)
2,975,000 5.500
01/01/2046
2,993,894
Maryland Health & Higher Educational Facilities Authority RB for
Maryland Institute College of Art Issue Series 2024 (NR/NR)
1,750,000 5.250
06/01/2042
1,764,925
580,000 5.500
06/01/2047
581,695
Maryland Health & Higher Educational Facilities Authority RB for
St. John's College Series 2020 (NR/A-)
305,000 4.000
10/01/2026
305,262
Maryland Health & Higher Educational Facilities Authority RB
Refunding for Frederick Health, Inc. Obligated Group Series
2020 (Baa1/NR)
800,000 3.250
07/01/2039
699,612
350,000 4.000
07/01/2040
337,408
750,000 4.000
07/01/2045
680,489
Maryland Health & Higher Educational Facilities Authority RB
Refunding for St. John's College Series 2020 (NR/A-)
120,000 4.000
10/01/2027
121,186
440,000 4.000
10/01/2028
447,516
355,000 4.000
10/01/2029
362,312
475,000 4.000
10/01/2030
485,703
1,685,000 3.000
10/01/2034
1,579,233
1,000,000 4.000
10/01/2040
969,823
Maryland Health and Higher Educational Facilities Authority RB
Adventist Healthcare Issue Series 2020 (Baa3/NR)
865,000 4.000
01/01/2038
848,426
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
650,000 5.500
(c)
05/01/2042
638,840
Maryland Health and Higher Educational Facilities Authority RB
Loyola University Maryland Issue Series 2025 (A3/A-)
6,275,000 5.000
10/01/2050
6,444,036
Maryland Health and Higher Educational Facilities Authority RB
Medstar Health Issue Series 2026B-1 and Series 2026B-2
Long-Term Rate (A2/A)
6,000,000 5.000
(a)(b)
08/15/2056
6,605,717
Maryland Health and Higher Educational Facilities Authority
RB Monocacy Montessori Communities Issue Series 2023
(NR/NR)
250,000 5.250
(c)
07/01/2033
258,424
300,000 5.875
(c)
07/01/2043
309,437
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (A1/AA-)
10,300,000 0.000
(g)
05/01/2051
3,178,521
10,300,000 0.000
(g)
05/01/2052
3,011,096

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
$ 3,000,000 5.000%
09/01/2032
$ 3,027,560
1,250,000 5.000
09/01/2035
1,258,357
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
200,000 4.500
06/01/2033
205,098
675,000 4.875
06/01/2042
694,655
Prince George County Special Obligation Bonds Series 2018
(NR/NR)
3,295,000 5.125
(c)
07/01/2039
3,320,716
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2022A (Aa1/AAA)
10,000,000 5.000
06/01/2037
11,015,002
106,928,394
Massachusetts - 1.8%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2024 Series A (Aa1/AA+)
15,000,000 5.000
01/01/2049
15,823,123
Massachusetts Bay Transportation Authority Senior Sales Tax
Bonds 2023 Series A (NR/AA+)
3,425,000 5.250
07/01/2048
3,677,521
Massachusetts Bay Transportation Authority Senior Sales Tax
Bonds 2024 Series A (NR/AA+)
2,520,000 5.250
07/01/2052
2,692,898
Massachusetts Bay Transportation Authority Subordinated Sales
Tax Bonds 2021 Series A (Aa3/AA+)
10,000,000 4.000
07/01/2051
9,420,369
Massachusetts Development Finance Agency RB Brown University
Health Obligated Group Issue Series 2025A (NR/BBB+)
3,080,000 5.500
08/15/2050
3,292,861
Massachusetts Development Finance Agency RB for CHF
Merrimack, Inc. Issue, Merrimack College Student Housing
Project Series 2024A (NR/BB)
900,000 5.000
(c)
07/01/2044
920,359
Massachusetts Development Finance Agency RB for Harvard
University Series 2016 A (Aaa/AAA)
5,000,000 5.000
07/15/2036
5,864,411
Massachusetts Development Finance Agency RB for Linden Ponds,
Inc. Series 2018 (NR/NR)
1,000,000 5.000
(c)
11/15/2028
1,031,249
Massachusetts Development Finance Agency RB Middlesex
Sustainable Energy Partners Series 2026A (NR/BBB-)
1,500,000 5.500
10/01/2041
1,670,681
1,750,000 5.500
10/01/2043
1,929,657
1,500,000 5.500
10/01/2044
1,639,499
1,250,000 5.500
10/01/2045
1,353,011
Massachusetts Development Finance Agency RB Middlesex
Sustainable Energy Partners Series 2026B Federally Taxable
(NR/BBB-)
8,125,000 6.750
10/01/2030
8,235,656
Massachusetts Development Finance Agency RB Refunding for
Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000 4.000
12/01/2042
217,683
245,000 5.000
12/01/2042
249,014
Massachusetts Development Finance Agency RB Suffolk
University Issue Series 2025 (Baa3/NR)
4,275,000 5.250
07/01/2055
4,259,047
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Refunding RB
Emerson College Issue Series 2025 (Baa2/BBB+)
$ 1,500,000 5.000%
01/01/2036
$ 1,636,997
1,200,000 5.000
01/01/2037
1,300,385
1,220,000 5.250
01/01/2038
1,335,238
900,000 5.250
01/01/2041
960,259
800,000 5.250
01/01/2045
832,457
Massachusetts Development Finance Agency Refunding RB
Emerson College Issue Series 2025 (NR/BBB+)
11,060,000 5.250
07/01/2050
11,457,506
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds Lasell Village Inc. Issue Series
2025 (NR/NR)
3,500,000 5.000
07/01/2029
3,670,193
Massachusetts Development Finance Agency Wellforce Obligation
Group RB Refunding Series 2019 A (NR/BBB-)
600,000 5.000
07/01/2038
604,779
2,075,000 5.000
07/01/2039
2,088,624
Massachusetts Development Finance Authority Variable
Rate Demand RB Williams College Issue Series N
(2011) (Aa1/AA+)
7,320,000 3.300
(a)(b)
07/01/2041
7,392,324
Massachusetts Housing Finance Agency
Single Family Housing RB Series 242
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
550,000 4.200
12/01/2040
552,738
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2018 Series E (Aa1/AA+)
7,525,000 5.250
09/01/2043
7,813,705
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2022, Series C (Aa1/AA+)
2,760,000 5.000
10/01/2052
2,868,060
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2023 Series D (Aa1/AA+)
20,000,000 5.000
10/01/2051
20,936,438
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2024 Series A (Aa1/AA+)
2,000,000 5.000
01/01/2054
2,084,798
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2024 Series I (Aa1/AA+)
3,000,000 5.000
12/01/2048
3,192,944
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2025 Series G (Aa1/AA+)
12,500,000 5.000
12/01/2050
13,267,244
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2025, Series F (Aa1/AA+)
4,190,000 5.000
08/01/2049
4,459,920
65,000,000 5.000
08/01/2052
68,498,092
The Commonwealth of Massachusetts Series C (Aa1/AA+)
1,550,000 5.000
06/01/2051
1,636,424
218,866,164
Michigan - 2.2%
City of Detroit Downtown Development Authority Tax Increment
Revenue Refunding Bonds Series 2024 (NR/BBB+)
8,515,000 5.000
07/01/2048
8,868,065
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
50,283,861 4.000
(b)
04/01/2044
41,078,048

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit GO Bonds Series 2020 (A3/BBB+)
$ 615,000 5.000%
04/01/2027
$ 622,950
645,000 5.000
04/01/2028
664,790
455,000 5.000
04/01/2029
477,201
710,000 5.000
04/01/2030
755,138
City of Detroit GO Bonds Series 2021 A (A3/BBB+)
835,000 5.000
04/01/2034
887,806
1,920,000 5.000
04/01/2038
2,018,149
1,500,000 5.000
04/01/2039
1,571,980
City of Detroit UT GO Bonds Series 2021A (A3/BBB+)
3,685,000 5.000
04/01/2046
3,780,716
City of Detroit, County of Wayne, State of Michigan
Unlimited Tax GO Bonds, Series 2021A
(Tax-Exempt) (Social Bonds) (A3/BBB+)
1,880,000 5.000
04/01/2037
1,982,718
City of Detroit, County of Wayne, UT GO Social Bonds Series
2021A (Tax Exempt) (A3/BBB+)
1,250,000 5.000
04/01/2035
1,326,533
City of Kalamazoo Economic Development Corporation Limited
obligation RB for Revel Creek Project, Series 2020A
(A3/BBB+)
300,000 5.250
05/01/2027
304,977
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
2,556,114 4.000
(b)
04/01/2044
2,088,149
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
11,720,000 3.248
(e)
07/01/2032
11,698,149
Grand Rapids Charter township Economic Development Corp. RB
Refunding for United Methodist Retirement Communities, Inc.
Obligated Group Series 2020 (NR/NR)
3,075,000 5.000
05/15/2037
3,130,798
Great Lakes Water Authority Sewage Disposal System RR Senior
Lien Bonds Series 2018B (Aa3/AA-)
5,125,000 5.000
07/01/2029
5,475,402
Great Lakes Water Authority Water Supply System Revenue
Refunding Senior Lien Bonds Series 2016C (Aa3/AA-)
10,525,000 5.250
07/01/2035
10,525,000
Great Lakes Water Authority Water Supply System Revenue
Second Lien Bonds Series 2026D (A1/A+)
4,500,000 3.450
(a)(b)
07/01/2056
4,555,488
Great Lakes Water Authority Water Supply System RR Senior Lien
Bonds, Series 2016C (Aa3/AA-)
17,775,000 5.250
07/01/2034
17,775,000
Ivywood Classical Academy Public School Academy Bonds, Series
2023 (NR/NR)
1,000,000 5.875
01/01/2044
1,012,069
Kentwood Economic Development Corp. RB Refunding for
Holland Home Obligated Group Series 2022 (NR/NR)
425,000 4.000
11/15/2031
426,093
Lansing Board of Water and Light City of Lansing Michigan
Utility System Revenue and Revenue Refunding Bonds Series
2024A (Aa3/AA-)
10,000,000 5.250
07/01/2054
10,544,069
Lansing Board of Water and Light City of Lansing Michigan Utility
System Revenue Refunding Bonds Series 2026A Mand atory
Put Bonds (Aa3/AA-)
2,350,000 5.000
(a)(b)
07/01/2051
2,583,335
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Act 38 Facilities Senior RB for The
Henry Ford Health Detroit South Campus Central Utility Plant
Project Series 2024 (Green Bonds) (A3/NR)
$ 1,850,000 5.500%
02/28/2049
$ 1,956,301
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
645,000 4.000
02/01/2042
566,354
Michigan Finance Authority Hospital RB for Henry Ford Health
System Obligated Group Series 2019 A (A2/NR)
3,700,000 4.000
11/15/2050
3,264,034
Michigan Finance Authority Hospital RB for McLaren Health Care
Corp. Obligated Group Series 2019 A (A1/NR)
6,380,000 4.000
02/15/2047
5,895,778
13,070,000 4.000
02/15/2050
11,740,934
Michigan Finance Authority Hospital RB for Trinity Health
Corporation 2013Mi-3 (NR/NR) (PUTABLE)
14,970,000 3.750
(a)
12/01/2038
15,354,138
Michigan Finance Authority RB Refunding for Hanley
International Academy, Inc. Series 2021 (NR/BB+)
735,000 3.500
09/01/2030
710,158
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/NR)
450,000 4.000
09/01/2045
369,397
3,385,000 4.000
09/01/2050
2,568,769
Michigan Finance Authority Tobacco Settlement Asset-Backed
Bonds Series 2020A-2 (NR/BBB+)
6,600,000 5.000
06/01/2040
6,844,377
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 A-1 (NR/A-)
4,655,000 3.267
06/01/2039
4,425,347
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
100,810,000 0.000
(g)
06/01/2065
10,729,783
Michigan State Housing Development Authority Multifamily
Housing RB Series 2025 (Aa1/NR)
985,000 3.350
(a)(b)
09/01/2027
985,768
Michigan State Housing Development Authority Rental Housing
RB 2024 Series A (NON-AMT) (HUD SECT 8) (NR/AA+)
1,000,000 4.450
10/01/2044
1,009,967
Michigan State Housing Development Authority Single-
Family Mortgage RB Social Bonds 2024 Series D
(NON-AMT) (Aa2/AA+)
2,000,000 4.000
12/01/2039
1,987,727
4,500,000 4.350
12/01/2044
4,512,795
4,250,000 4.450
12/01/2049
4,175,113
Michigan Strategic Fund Limited Obligation RB DTE Electric
Company Exempt Facilities Project, Collateralized Series
2023DT (Aa3/A)
7,350,000 3.875
(a)(b)
06/01/2053
7,362,660
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
24,500,000 4.250
12/31/2038
24,554,280
Michigan Strategic Fund Limited Obligation Tax Capture RB
Series 2026 Bedrock Detroit – Transformational Brownfield
Plan Project (NR/NR)
1,450,000 4.250
(c)
10/01/2036
1,469,187
1,700,000 4.625
(c)
10/01/2041
1,724,549

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Strategic Fund RB Refunding for DTE Electric Co.
Series 1995 (Aa3/A)
$ 7,500,000 1.450%
09/01/2030
$ 6,718,400
Michigan Strategic Fund RB Refunding for DTE Electric Co.
Series 2008 (Aa3/A)
7,175,000 1.350
08/01/2029
6,598,827
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
40,075,000 0.000
(g)
06/01/2058
678,297
The Economic Development Corporation of The City of
Kalamazoo Limited Obligation RB Friendship Village of
Kalamazoo Project Series 2026B-3 Tax Exempt Mandatory
Paydown Securities Temps – 50Sm (NR/NR)
2,000,000 3.900
(c)
08/15/2031
1,986,688
Universal Academy RB Refunding Series 2021 (NR/BBB-)
90,000 2.000
12/01/2026
89,263
500,000 4.000
12/01/2031
498,080
1,100,000 4.000
12/01/2040
1,028,489
Wayne County Airport Authority RB for Detroit Metropolitan
Wayne County Airport Series 2017 B (A1/A+)
400,000 5.000
12/01/2033
408,634
1,065,000 5.000
12/01/2034
1,086,877
650,000 5.000
12/01/2035
662,812
800,000 5.000
12/01/2036
814,985
880,000 5.000
12/01/2037
895,428
267,826,819
Minnesota - 0.3%
City of  Apple Valley, Minnesota Senior Housing RB  Apple Valley
Senior Housing, Inc. Orchard Path Phase III Project, Series
2025A (NR/NR)
550,000 5.500
09/01/2055
568,480
City of Independence RB for Global Academy, Inc. Series 2021 A
(NR/BB)
1,435,000 4.000
07/01/2031
1,401,064
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000 2.000
12/01/2029
2,267,717
2,940,000 2.000
12/01/2030
2,747,774
City of St Cloud RB Refunding for CentraCare Health System
Obligated Group Series 2019 (A2/NR)
675,000 5.000
05/01/2048
685,954
Duluth Economic Development Authority Health Care Facilities
RB (St. Luke's Hospital of Duluth Obligated Group) Series
2022A (NR/AA-)
450,000 5.000
06/15/2031
492,622
580,000 5.000
06/15/2033
641,430
Duluth Economic Development Authority Health Care Facilities
RB for St. Luke's Hospital of Duluth Obligated Group Series
2022A (NR/AA-)
500,000 4.000
06/15/2034
515,916
Duluth Economic Development Authority Health Care Facilities
RB Refunding for Essentia Health Obligated Group Series
2018 A (NR/A-)
2,160,000 4.250
02/15/2048
1,987,292
Duluth Economic Development Authority Health Care Facilities
RB St. Luke's Hospital of Duluth Obligated Group Series
2022A (NR/AA-)
425,000 4.000
06/15/2035
436,562
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Economic Development Authority RB Refunding for
Benedictine Health System Obligated Group Series 2021 A
(NR/NR)
$ 360,000 3.000%
07/01/2026
$ 360,000
Duluth Independent School District No.709 COPS Refunding
Series 2019 B (SD CRED PROG) (Aa1/NR)
350,000 5.000
02/01/2028
362,316
Independent School District No. 709 Duluth St. Louis County
Minnesota GO Capital Appreciation Facilities Maintenance
Bonds Series 2025A (SD CRED PROG) (Aa1/NR)
2,615,000 0.000
(g)
02/01/2031
2,253,344
1,000,000 0.000
(g)
02/01/2032
829,852
Minnesota Higher Education Facilities Authority RB Refunding for
Bethel University Project Series 2017 (NR/BB+)
500,000 5.000
05/01/2047
470,629
Minnesota Higher Education Facilities Authority RB Refunding for
College of St. Scholastica, Inc. Series 2019 (Baa3/NR)
165,000 4.000
12/01/2026
165,044
165,000 4.000
12/01/2027
164,825
205,000 4.000
12/01/2028
205,414
125,000 4.000
12/01/2029
124,948
250,000 4.000
12/01/2030
248,938
170,000 4.000
12/01/2031
168,365
Minnesota Municipal Gas Agency Commodity Supply RB Series
2022 (Aa1/NR)
5,980,000 4.000
12/01/2026
6,003,342
Minnesota Municipal Gas Agency D/B/A Minnesota Community
Energy Gas Project RB Series 2026A (Baa1/NR)
10,000,000 5.000
09/01/2035
10,434,944
Rum River Special Education Cooperative, A Minnesota Joint
Powers Entitiy Certificates of Participation Series 2025A
(NR/NR)
1,775,000 5.000
02/01/2035
1,865,949
35,402,721
Mississippi - 0.3%
Lowndes County Solid Waste Disposal and Pollution Control
Refunding RB Series 2022 (Baa2/BBB) (PUTABLE)
9,500,000 2.650
(a)(b)
04/01/2037
9,474,327
Mississippi Business Finance Corporation Gulf Opportunity Zone
Industrial Development Corportation Chervron U.S.A. Inc.
Project Series 2009 A (Aa2/AA-/A-1+)
12,865,000 3.000
(a)(b)
12/01/2030
12,865,000
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
850,000 5.000
(c)
10/01/2026
851,430
700,000 5.000
(c)
10/01/2027
706,928
725,000 5.000
(c)
10/01/2028
737,357
825,000 5.000
(c)
10/01/2029
842,922
175,000 5.000
(c)
10/01/2030
179,600
1,400,000 5.000
(c)
10/01/2031
1,442,276
1,630,000 5.000
(c)
10/01/2033
1,662,165
Mississippi Home Corp. Single Family Mortgage RB Series 2025A
(GNMA/FNMA/FHLMC) (Aa1/NR)
7,780,000 4.800
12/01/2045
7,988,828

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Home Corporation Multifamily Housing RB
for Woodcrest Apartments Project Series 2024-1
(Aa1/NR) (PUTABLE)
$ 1,675,000 5.000%
(a)(b)
11/01/2028
$ 1,720,240
38,471,073
Missouri - 0.6%
Board of Municipal Utilities of The City of Sikeston Missouri
Certificates of Participation Series 2026 (NR/BBB+)
655,000 5.000
09/01/2035
716,334
45,000 5.000
09/01/2036
49,241
1,000,000 5.000
09/01/2037
1,085,154
1,050,000 5.000
09/01/2038
1,132,753
845,000 5.000
09/01/2041
896,969
Board of Municipal Utilities of The City of Sikeston Missouri
Lessee Certificates of Participation Series 2026 (NR/BBB+)
1,155,000 5.000
09/01/2040
1,232,328
Cape Girardeau County IDA Health Facilities RB for Southeast
HEALTH Obligated Group Series 2021 (A1/A+)
1,200,000 4.000
03/01/2041
1,193,164
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000 2.500
10/01/2041
606,972
1,060,000 2.625
10/01/2046
679,651
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
1,650,000 5.000
05/15/2041
1,675,304
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Bjc Health System Series
2025A (Aa2/AA)
5,500,000 4.000
04/01/2045
5,341,234
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
355,000 5.000
09/01/2029
362,991
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
800,000 5.000
02/01/2032
853,534
515,000 5.000
02/01/2033
553,403
555,000 5.000
02/01/2034
598,758
I-470 Western Gateway Transportation Development District RB
Series 2019 A (NR/NR)
500,000 4.500
(c)
12/01/2029
500,746
Kansas City Industrial Development Authority Special Obligation
Bonds for Kansas City International Airport Series 2019 A
(A2/A)
4,865,000 5.000
03/01/2033
5,061,511
5,000,000 5.000
03/01/2034
5,192,656
Kansas City Municipal Assistance Corp Revenue Leasehold Bonds
2004 B-1 (AMBAC) (A2/AA-)
6,700,000 0.000
(g)
04/15/2031
5,750,296
Metropolitan St. Louis Sewer District Wastewater System
Improvement and Refunding RB Series 2017A (Aa1/AAA)
3,850,000 5.000
05/01/2047
3,881,428
Missouri Development Finance Board Tax-Exempt Tax Increment
and Special District RB Lakeport Village Project Series 2025A
(NR/NR)
6,230,000 6.000
(c)
06/15/2040
6,385,303
6,000,000 6.500
(c)
06/15/2045
6,221,224
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority RB for Kansas
City Art Institute Series 2018 (NR/A-)
$ 2,585,000 5.000%
09/01/2043
$ 2,633,549
Missouri Health & Educational Facilities Authority RB Refunding
for Bethesda Health Group, Inc. Obligated Group Series 2021
(NR/NR)
445,000 4.000
08/01/2036
429,235
475,000 4.000
08/01/2041
438,923
Missouri Health & Educational Facilities Authority RB Refunding
for J.B. Wright & Trenton Trust Obligated Group Series 2019
(NR/NR)
860,000 5.000
09/01/2027
869,437
1,065,000 5.000
09/01/2031
1,077,241
Missouri Health & Educational Facilities Authority RB Refunding
for Mosaic Health System Series 2019 A (A1/NR)
395,000 4.000
02/15/2037
397,292
615,000 4.000
02/15/2039
611,688
1,850,000 4.000
02/15/2044
1,746,829
Missouri Southern State University Auxiliary Enterprise System
RB Refunding Series 2021 (NR/NR)
175,000 3.000
10/01/2026
174,538
875,000 4.000
10/01/2031
868,207
Missouri Southern State University Auxiliary System RB Series
2019 A (AGM) (NR/AA)
275,000 5.000
10/01/2030
290,864
Missouri Southern State University RB Series 2019 A
(AGM) (NR/AA)
210,000 5.000
10/01/2026
211,025
210,000 5.000
10/01/2029
223,133
150,000 5.000
10/01/2032
157,851
240,000 4.000
10/01/2034
242,578
125,000 4.000
10/01/2035
125,969
150,000 4.000
10/01/2036
150,745
170,000 4.000
10/01/2037
170,135
145,000 4.000
10/01/2038
144,267
110,000 4.000
10/01/2039
108,449
St. Louis Municipal Finance Corp. Leasehold RB for Convention
Center Expansion and Improvement Projects Series 2020
(AGM) (A1/AA)
6,000,000 5.000
10/01/2049
6,143,726
State Environmental Improvement and Energy Resources Authority
of The State of Missouri Environmental Improvement RB
Kansas City Power & Light Company Project, Series 2008
(Baa1/A-) (PUTABLE)
1,880,000 4.050
(a)(b)
05/01/2038
1,906,588
State of Missouri Health & Educational Facilities Authority
Health Facilities RB for Mosaic Health System Series 2019A
(A1/NR)
585,000 4.000
02/15/2038
587,245
The Industrial Development Authority of The City of Kansas City
Missouri Economic Activity Tax RB for Historic Northeast
Redevelopment Plan Series 2024A-1 (NR/NR)
1,500,000 5.000
(c)
06/01/2046
1,526,897
2,145,000 5.000
(c)
06/01/2054
2,145,747
The Industrial Development Authority of The City of
Kansas City, Missouri Airport Special Obligation Bonds
2,775,000 5.000
03/01/2049
2,797,372

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
The Industrial Development Authority of The City of St. Louis
Missouri Multifamily Housing RB The Brewery Apartments
Series 2025 (Aa1/NR)
$ 2,000,000 3.150%
(a)(b)
04/01/2046
$ 2,004,948
The Industrial Development Authority of the City of St. Louis
Missouri Tax Increment and Special District RB Union Station
Phase 2 Redevelopment Project Series 2024A (NR/NR)
255,000 4.875
06/15/2034
261,585
The Industrial Development Authority of The County of Taney,
Missouri Sales Tax Revenue Improvement Bonds Big Cedar
Infrastructure Project Series 2023 (NR/NR)
1,000,000 5.000
(c)
10/01/2033
1,012,633
79,429,650
Montana - 0.2%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000 5.000
07/01/2029
589,571
City of Forsyth Rosebud County Montana Pollution Control
Revenue Refunding Bonds Puget Sound Energy Project Series
2013A Non-AMT (NR/A-)
10,130,000 3.900
(b)
03/01/2031
10,130,920
City of Forsyth, Rosebud County, Montana Pollution Control
Revenue Refunding Bonds Northwestern Corporation Colstrip
Project Series 2023 (A3/NR)
3,875,000 3.875
07/01/2028
3,934,301
City of Kalispell Montana Revenue and Refunding Bonds
Immanuel Living at Buffalo Hill Project Series 2025B-1
(NR/NR)
5,450,000 4.625
05/15/2031
5,459,159
Montana Board of Housing Multifamily Housing RB for Aurora
Apartments Series 2024 (Aa1/NR)
1,675,000 3.320
(a)(b)
07/01/2046
1,683,043
21,796,994
Nebraska - 0.4%
Central Plains Energy Project Gas Supply Revenue Refunding
Bonds, Series 2025A Sub-Series 2025A-1 (Aa1/NR)
7,750,000 5.000
(a)(b)
08/01/2055
8,284,565
Nebraska Educational Health Cultural & Social Services
Finance Authority RB Refunding for Immanuel Retirement
Communities Obligated Group Series 2019 A (NR/NR)
415,000 4.000
01/01/2033
419,855
2,000,000 4.000
01/01/2035
2,013,859
1,250,000 4.000
01/01/2036
1,255,226
1,185,000 4.000
01/01/2037
1,185,577
1,500,000 4.000
01/01/2038
1,484,466
2,000,000 4.000
01/01/2039
1,960,335
Nebraska Investment Finance Authority Single Family Housing RB
2025 Series A (GNMA/FNMA/FHLMC) (NR/AAA)
7,500,000 4.500
09/01/2045
7,560,562
Nebraska Investment Finance Authority Single Family
Housing RB 2026 Series D NON-AMT Social Bonds
(GNMA/FNMA/FHLMC) (NR/AAA)
15,000,000 4.700
09/01/2046
15,057,309
Omaha Public Power District Electric System RB 2023 Series A
(Aa2/AA)
2,755,000 5.250
02/01/2053
2,904,507
Omaha Public Power District Nebraska Electric System RB, 2025
Series A (Aa2/AA)
2,450,000 5.250
02/01/2055
2,609,441
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nebraska – (continued)
State of Nebraska State Highway Commission Highway
Improvement RB Series 2025A (NR/AAA)
$ 5,550,000 4.000%
06/15/2041
$ 5,609,594
1,950,000 4.000
06/15/2042
1,966,077
52,311,373
Nevada - 0.6%
City of Las Vegas Special Improvement District No. 814 Special
Assessment Series 2019 (NR/NR)
185,000 3.500
06/01/2027
184,751
135,000 3.500
06/01/2028
134,009
145,000 3.500
06/01/2029
143,078
160,000 3.250
06/01/2030
155,217
280,000 3.250
06/01/2031
267,350
380,000 3.500
06/01/2032
363,809
420,000 3.500
06/01/2033
399,118
905,000 3.500
06/01/2034
851,964
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
405,000 2.750
06/01/2033
364,625
720,000 2.750
06/01/2036
616,243
City of North Las Vegas Special Improvement District No. 64
Special Assessment Bonds Series 2019 (NR/NR)
215,000 4.250
06/01/2034
215,956
215,000 4.625
06/01/2043
215,730
345,000 4.625
06/01/2049
334,765
Clark County School District GO Bonds Series 2018 A (A1/AA-)
3,745,000 5.000
06/15/2030
3,903,078
Clark County School District GO Bonds Series 2020 A
(AGM) (A1/AA)
100,000 5.000
06/15/2033
107,598
850,000 5.000
06/15/2034
912,437
855,000 4.000
06/15/2038
862,918
950,000 4.000
06/15/2039
956,007
700,000 4.000
06/15/2040
702,442
Clark County School District, Nevada GO
(Limited Tax) Building Bonds Series 2020A (AGM) (A1/AA)
105,000 5.000
06/15/2030
113,928
105,000 5.000
06/15/2032
113,245
Clark County School District, Nevada GO Limited Tax Building
Bonds, Series 2025A (AGM) (A1/AA)
8,625,000 3.000
06/15/2044
7,392,671
Clark County, Nevada Airport System
Subordinate Lien Refunding RB
2,600,000 5.000
07/01/2026
2,600,000
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
1,540,000 4.000
09/01/2035
1,514,001
Humboldt County Pollution Control Refunding RB for
Sierra Pacific Power Company Projects Series 2016A
(NON-AMT) (A3/A)
3,000,000 3.550
10/01/2029
3,047,300
Humboldt County Pollution Control Refunding RB for
Sierra Pacific Power Company Projects Series 2016B
(NON-AMT) (A3/A)
1,865,000 3.550
10/01/2029
1,894,405
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
21,870,000 4.000
07/01/2049
19,990,459

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
Las Vegas Convention & Visitors Authority RB Refunding Series
2016 C (Aa3/AA-)
$ 1,180,000 5.000%
07/01/2026
$ 1,180,000
Las Vegas Convention & Visitors Authority RB Refunding Series
2017 B (Aa3/AA-)
640,000 5.000
07/01/2026
640,000
Las Vegas Convention & Visitors Authority RB Series 2018 B
(Aa3/AA-)
2,685,000 5.000
07/01/2043
2,759,150
Las Vegas Convention & Visitors Authority RB Series 2019 B
(Aa3/AA-)
1,195,000 5.000
07/01/2027
1,224,232
Las Vegas Convention and Visitors Authority Nevada RB Series
2018C (Aa3/AA-)
1,000,000 5.000
07/01/2037
1,035,488
Nevada Housing Division Multi-Unit Housing RB Carville Park
Apartments Series 2024 (HUD SECT 8) (Aa1/NR)
1,535,000 5.000
(a)(b)
07/01/2028
1,566,811
Nevada Housing Division Multi-Unit Housing RB Townhomes At
Fremont Series 2026 (Aa1/NR)
1,400,000 3.000
(a)(b)
07/01/2056
1,400,542
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000 5.000
07/01/2040
1,751,760
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016B (NON-AMT) (A3/A) (PUTABLE)
5,720,000 3.625
(a)(b)
03/01/2036
5,786,952
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016G (NON-AMT) (A3/A) (PUTABLE)
2,000,000 3.625
(a)(b)
03/01/2036
2,023,410
67,725,449
New Hampshire - 0.8%
National Finance Authority Hospital RB Series 2021B
(AGM) (A1/AA)
3,500,000 3.000
08/15/2046
2,851,539
National Finance Authority Pollution Control Refunding RB for
New York State Electric & Gas Corp. Project Series 2022A
(Baa1/A-)
8,635,000 4.000
12/01/2028
8,743,536
National Finance Authority Solid Waste Disposal Refunding
RB Waste Management,Inc. Project Series 2018A
(NR/A-/A-2) (PUTABLE)
18,000,000 3.250
(a)(b)(f)
10/01/2033
18,061,839
National Finance Authority Special RB Caldwell Ranch Project
Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
1,200,000 4.875
(c)
12/01/2033
1,199,986
National Finance Authority Special RB Emberly and Canterra
Creek Projects Fort Bend and Brazoria Counties Texas Series
2024 (NR/NR)
3,925,000 5.375
(c)
12/01/2031
3,923,852
National Finance Authority Special RB Series 2026 Bridgeland
Water & Utility Districts 418 489 492 493 157 and 159
(NR/NR)
1,100,000 6.125
(c)
12/15/2033
1,100,773
New Hampshire Business Finance Authority RB for Casella Waste
Systems, Inc. Series 2013 (B1/B+)
1,000,000 2.950
(b)(c)
04/01/2029
976,399
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
$ 4,925,000 4.000%
01/01/2041
$ 4,670,045
New Hampshire Health and Education Facilities Authority RB
Dartmouth College Issue Series 2015A (Aa1/AAA)
2,410,000 3.300
(a)(b)
06/01/2040
2,415,348
New Hampshire Health and Education Facilities Authority RB
Dartmouth College Issue Series 2015B (Aa1/AAA)
5,900,000 3.300
(a)(b)
06/01/2040
5,913,093
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A)
8,710,000 5.000
08/01/2032
8,957,218
1,135,000 5.000
08/01/2033
1,165,720
4,200,000 5.000
08/01/2034
4,308,701
7,085,000 5.000
08/01/2035
7,257,906
5,430,000 5.000
08/01/2036
5,554,286
5,975,000 5.000
08/01/2037
6,099,370
5,945,000 5.000
08/01/2038
6,059,171
2,535,000 5.000
08/01/2039
2,580,964
2,000,000 5.000
08/01/2040
2,032,992
New Hampshire Health and Education Facilities Authority RB,
Dartmouth College Issue, Series 2017 (Aa1/AAA)
2,225,000 5.000
06/01/2028
2,332,685
96,205,423
New Jersey - 3.5%
Atlantic County Improvement GO Lease RB for Stockton
University Atlantic City Campus Project Series 2021A
(AGM) (A1/AA)
3,840,000 4.000
07/01/2053
3,493,564
City of Hoboken GO Bonds for Open Space Bonds and General
Improvement Bonds and Parking Utility Bonds Series 2022
(NR/AA+)
1,455,000 3.000
02/15/2049
1,119,829
1,455,000 3.000
02/15/2050
1,104,903
Hawthorne School District GO Bonds Series 2019
(BAM SCH BD RES FD) (NR/AA)
1,100,000 3.000
09/01/2034
1,088,013
1,350,000 3.000
09/01/2035
1,323,697
1,350,000 3.000
09/01/2036
1,299,149
1,350,000 3.000
09/01/2037
1,279,650
1,350,000 3.000
09/01/2038
1,259,680
1,100,000 3.000
09/01/2039
1,010,013
New Jersey Economic Development Authority Charter School RB
Central Jersey College Prep Charter School Project Series
2025 (Baa3/NR)
500,000 5.000
11/01/2035
535,305
675,000 5.000
11/01/2045
691,298
New Jersey Economic Development Authority RB for Provident
Group - Kean Properties L.L.C. - Kean University Student
Housing Project Series 2017 A (NR/BB-)
500,000 5.000
07/01/2032
501,619
New Jersey Economic Development Authority RB for School
Facilities Construction Series 2016 AAA (A1/A)
4,000,000 5.500
(d)
12/15/2026
4,052,181
New Jersey Economic Development Authority RB for School
Facilities Construction Series 2018 EEE (A1/A)
5,805,000 5.000
06/15/2028
6,086,952

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for School
Facilities Construction Series 2018 EEE (A1/A) – (continued)
$ 10,295,000 5.000%
06/15/2029
$ 10,910,768
New Jersey Economic Development Authority RB Refunding
for Provident Group - Montclair Properties L.L.C. -
Montclair University Student Housing Project Series 2017
(AGM) (A1/AA)
1,500,000 5.000
06/01/2042
1,515,919
New Jersey Economic Development Authority RB Refunding for
School Facilities Construction Series 2018 FFF (A1/A)
9,340,000 5.000
06/15/2029
9,898,648
New Jersey Economic Development Authority RB Refunding for
The Seeing Eye, Inc. Project Series 2017 (NR/AA-)
785,000 3.000
06/01/2032
775,403
1,545,000 5.000
06/01/2032
1,586,172
New Jersey Economic Development Authority School Facilities
Construction Bonds 2016 Series AAA (A1/A)
6,415,000 5.000
(d)
12/15/2026
6,484,260
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS (A1/A)
1,610,000 5.250
06/15/2036
1,841,710
1,675,000 5.250
06/15/2038
1,892,335
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS Forward
Delivery (A1/A)
1,465,000 5.250
06/15/2037
1,664,318
1,675,000 5.250
06/15/2039
1,884,828
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba2/BB+)
4,325,000 5.250
09/15/2029
4,330,994
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 2000 (Ba2/BB+)
2,255,000 5.625
11/15/2030
2,258,627
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
6,960,000 5.000
10/01/2047
6,981,639
New Jersey Economic Development Authority State Lease RB for
Juvenile Justice Commission Facilities Project Series 2018 C
(A1/A)
5,380,000 5.000
06/15/2037
5,511,020
New Jersey Economic Development Authority Tax Exempt Private
Activity Bonds for Goethals Bridge Replacement Project
Series 2013 (NR/A-)
10,325,000 5.375
01/01/2043
10,337,696
New Jersey Economic Development Authority Water Facilities
Refunding RB New Jersey- American Water Company, Inc.
Project Series 2020B Bonds (A1/A+) (PUTABLE)
4,850,000 3.750
(a)(b)
11/01/2034
4,900,088
New Jersey Educational Facilities Authority Princeton University
RB, 2025 Series A-2 (Aaa/AAA)
12,500,000 5.000
(a)(b)
07/01/2064
14,360,234
New Jersey Educational Facilities Authority RB for Rider
University A New Jersey Non-Profit Corp. Series 2017 F
(Caa2/BB-)
1,600,000 4.000
07/01/2042
1,190,129
New Jersey Educational Facilities Authority RB Refunding for The
College of New Jersey Series 2016 F (A2/A)
1,415,000 3.000
07/01/2040
1,236,417
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue
Series 2024A (A2/NR)
$ 4,375,000 4.125%
07/01/2054
$ 4,199,607
2,440,000 5.250
07/01/2054
2,586,239
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue,
Series 2024A (A2/NR)
5,220,000 5.250
07/01/2049
5,616,896
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds RWJ Barnabas Health Obligated Group
Issue, Series 2024-A (A1/AA-)
1,135,000 5.250
07/01/2054
1,213,303
New Jersey Housing and Mortgage Finance Agency Multifamily
Conduit RB 701 Newark Avenue Project, Series 2025-E
(Aa1/NR)
3,500,000 3.150
(a)(b)
12/01/2043
3,510,139
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AMBAC) (A1/A)
19,370,000 0.000
(g)
12/15/2036
13,241,619
New Jersey TPK Authority RB 2027 A (A1/AA-)
6,250,000 5.000
(f)
01/01/2031
6,730,252
4,710,000 5.000
(f)
01/01/2032
5,141,600
3,750,000 5.000
(f)
01/01/2033
4,142,577
3,750,000 5.000
(f)
01/01/2034
4,176,460
2,100,000 5.000
(f)
01/01/2035
2,353,969
New Jersey Transportation Trust Fund Authority Federal Highway
Reimbursement Revenue Notes Series 2016A-1 (A3/A+)
2,200,000 5.000
06/15/2027
2,212,644
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2006 C
(AMBAC) (A1/A)
4,805,000 0.000
(g)
12/15/2035
3,444,941
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A1/A)
3,000,000 0.000
(g)
12/15/2035
2,150,847
11,270,000 0.000
(g)
12/15/2038
6,992,837
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A1/A)
9,735,000 0.000
(g)
12/15/2026
9,606,461
1,325,000 0.000
(g)
12/15/2031
1,113,671
5,000,000 0.000
(g)
12/15/2036
3,418,074
1,495,000 0.000
(g)
12/15/2037
972,765
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2015 AA (A1/A)
755,000 5.000
06/15/2046
755,359
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A1/A)
20,405,000 0.000
(g)
12/15/2031
17,150,525
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2008 A (A1/A)
26,425,000 0.000
(g)
12/15/2036
18,064,521
33,225,000 0.000
(g)
12/15/2037
21,618,810
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009
A
(A1/A)
230,000 0.000
(g)
12/15/2033
179,341
30,275,000 0.000
(g)
12/15/2038
18,785,105

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A1/A) – (continued)
$ 1,000,000 0.000%
(g)
12/15/2039
$ 591,776
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2019 A (A1/A)
1,620,000 5.000
12/15/2039
1,697,036
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A3/A+)
735,000 5.000
06/15/2030
736,065
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A1/A)
2,905,000 4.000
12/15/2031
2,963,667
2,070,000 5.000
12/15/2032
2,171,115
7,775,000 5.000
12/15/2034
8,128,428
8,840,000 5.000
12/15/2035
9,223,650
3,455,000 5.000
12/15/2036
3,595,765
2,410,000 4.250
12/15/2038
2,423,545
New Jersey Transportation Trust Fund Authority RB Series 2016
(A3/A+)
2,435,000 5.000
06/15/2030
2,438,527
New Jersey Transportation Trust Fund Authority RB Series 2018
(A1/A)
8,320,000 5.000
12/15/2033
8,711,304
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A1/A)
120,000 3.000
06/15/2050
90,806
New Jersey Transportation Trust Fund Authority Transporattion
System Bonds 2010 Series A (A1/A)
4,000,000 0.000
(g)
12/15/2040
2,253,759
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2019 Series AA (NR/NR)
3,510,000 4.500
(d)
12/15/2028
3,681,679
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2019 Series AA (A1/A)
6,490,000 4.500
06/15/2049
6,498,781
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2019 Series BB (A1/A)
1,645,000 5.000
06/15/2032
1,726,850
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2020 Series AA (A1/A)
4,600,000 4.000
06/15/2045
4,458,537
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2024 Series CC (A1/A)
4,865,000 5.250
06/15/2050
5,163,581
6,335,000 5.250
06/15/2055
6,691,270
New Jersey Transportation Trust Fund Authority Transportation
Program Notes 2014 Series BB-1 (A1/A)
3,260,000 5.000
06/15/2032
3,422,207
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 AA (A1/A)
3,060,000 5.000
06/15/2034
3,201,883
10,000,000 5.000
06/15/2037
10,406,807
3,000,000 5.250
06/15/2043
3,108,870
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 BB (A1/A)
2,000,000 4.000
06/15/2044
1,952,363
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation RB
Series 2009 A (A1/A)
$ 6,255,000 0.000%
(g)
12/15/2032
$ 5,065,194
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2010 Series A (A1/A)
3,190,000 0.000
(g)
12/15/2029
2,872,980
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2019 Series A (A1/A)
2,500,000 5.000
12/15/2032
2,671,123
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2022 Series A (A1/A)
3,000,000 4.000
06/15/2041
2,966,296
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2023 Series A (A1/A)
2,000,000 5.250
06/15/2041
2,196,120
3,000,000 5.250
06/15/2042
3,281,315
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
5,000,000 5.000
01/01/2027
5,059,846
New Jersey Turnpike Authority Turnpike  RB, Series 2024 C
(A1/AA-)
16,750,000 5.000
01/01/2044
18,296,864
New Jersey Turnpike Authority Turnpike RB Series 2017 G
(A1/AA-)
3,000,000 4.000
01/01/2043
2,964,623
New Jersey Turnpike Authority Turnpike RB Series 2021 A
(A1/AA-)
3,715,000 4.000
01/01/2042
3,705,974
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
1,400,000 4.500
01/01/2048
1,418,617
4,725,000 5.250
01/01/2052
5,020,461
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
900,000 5.375
07/01/2053
912,731
Passaic County Improvement Authority Charter School RB
Paterson Charter School For Science and Technology Inc.
Project Series 2025 (Baa3/NR)
575,000 4.125
07/01/2033
584,327
South Jersey Port Corp. Subordinated Marine Terminal RB Series
2017 B (A2/NR)
1,020,000 5.000
01/01/2037
1,037,179
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A2/NR)
5,585,000 5.000
01/01/2048
5,602,545
South Jersey Transportation Authority RB Refunding Series 2019
A (AGM) (A1/AA)
725,000 5.000
11/01/2033
771,610
South Jersey Transportation Authority Transportation System
Revenue Refunding Bonds, 2025 Series A (BAM) (Baa2/AA)
1,000,000 5.000
11/01/2038
1,116,233
434,667,929
New Mexico - 0.3%
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series B
(NON-AMT) (Baa2/BBB) (PUTABLE)
2,975,000 3.875
(a)(b)
06/01/2040
3,039,262

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Mexico – (continued)
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series C
(NON-AMT) (Baa2/BBB) (PUTABLE)
$ 2,570,000 3.875%
(a)(b)
06/01/2040
$ 2,625,513
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series E
(NON-AMT) (Baa2/BBB) (PUTABLE)
3,800,000 3.875
(a)(b)
06/01/2040
3,882,082
City of Farmington Pollution Control Refunding RB 2005 Series A
(A2/BBB+)
6,000,000 1.800
04/01/2029
5,651,941
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
6,835,000 3.900
(a)(b)
06/01/2040
6,946,169
New Mexico Mortgage Finance Authority Single Family
Mortgage Program Class I Bonds 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
3,670,000 4.700
09/01/2049
3,699,541
New Mexico Municipal Energy Acquisition Authority Gas Supply
Revenue Refunding and Acquisition Bonds, Series 2025
(Aa1/NR)
6,000,000 5.000
(a)(b)
06/01/2054
6,380,345
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
200,000 5.000
09/01/2029
211,791
450,000 5.000
09/01/2030
483,519
300,000 5.000
09/01/2031
321,746
350,000 5.000
09/01/2032
374,788
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
2,070,000 4.000
(c)
05/01/2033
2,035,502
2,845,000 4.250
(c)
05/01/2040
2,759,113
38,411,312
New York - 9.2%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
2,470,000 5.250
04/01/2049
2,502,368
1,455,000 5.250
04/01/2054
1,462,899
Allegany County Capital Resource Corp. RB for Alfred University
Project Series 2024 (NR/BBB+)
1,080,000 5.250
04/01/2039
1,151,262
Battery Park City Authority Senior RB Series 2025 (Aaa/NR)
25,000,000 5.000
11/01/2050
26,822,273
Brooklyn Arena Local Development Corp. Pilot RB Series 2009
(Ba1/NR)
1,800,000 0.000
(g)
07/15/2044
792,312
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
10,840,000 5.000
07/15/2042
10,875,673
Buffalo and Erie County Industrial Land Development Corporation
Canisius University Project Tax-Exempt RB Series 2025
(NR/BBB)
11,435,000 6.250
05/01/2045
12,278,865
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Buffalo and Erie County Industrial Land Development Corporation
Tax-Exempt RB Series 2025 (NR/BBB)
$ 3,350,000 5.500%
05/01/2035
$ 3,584,799
Build NYC Resource Corp. RB for Academic Leadership Charter
School Series 2021 (NR/BBB-)
100,000 4.000
06/15/2027
100,461
100,000 4.000
06/15/2028
99,975
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
675,000 5.000
(c)
09/01/2039
683,424
525,000 5.000
(c)
09/01/2044
525,368
Build NYC Resource Corp. RB for Global Community Charter
School Project Series 2022A (NR/B+)
725,000 5.000
06/15/2042
682,815
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
600,000 5.000
07/01/2042
606,126
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
1,425,000 5.000
(c)
12/01/2041
1,407,761
Build NYC Resource Corp. RB for Kipp NYC Public School
Facilities Canal West Project Series 2022 (NR/BBB-)
2,500,000 5.000
07/01/2042
2,602,831
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
500,000 4.000
(c)
06/15/2031
488,996
425,000 4.000
(c)
06/15/2041
381,897
Build NYC Resource Corp. RB for Shefa School Series 2021 B
(NR/NR)
635,000 4.000
(c)
06/15/2027
622,073
Build NYC Resource Corp. RB for Unity Preparatory Charter
School of Brooklyn Project Series 2023A (NR/BB)
245,000 5.000
(c)
06/15/2033
258,366
425,000 5.250
(c)
06/15/2043
433,793
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
260,000 6.500
(c)
07/01/2032
275,606
2,500,000 6.500
(c)
07/01/2042
2,579,020
850,000 6.500
(c)
07/01/2052
854,173
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
900,000 9.750
(c)
07/01/2032
895,062
Build NYC Resource Corp. Tax-Exempt RB for Success Academy
Charter Schools Project Series 2024 (NR/A-)
2,110,000 5.000
09/01/2031
2,288,031
1,000,000 5.000
09/01/2033
1,077,385
Build NYC Resource Corporation RB Academic Leadership
Charter School Project Series 2021 (NR/BBB-)
450,000 4.000
06/15/2036
432,593
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
750,000 4.750
06/15/2053
679,070
Build NYC Resource Corporation RB Llc-Zeta Charter Schools
Inc. Project Tax-Exempt Series 2025A (NR/BB)
1,460,000 4.250
(c)
10/15/2035
1,443,955
Build NYC Resource Corporation RB Riverspring Health Senior
Living Inc. Project Series 2026B-4 (NR/NR)
6,560,000 5.000
12/15/2031
6,562,454

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corporation Tax-Exempt RB Success
Academy Charter Schools Project Series 2024 (NR/A-)
$ 3,155,000 5.000%
09/01/2032
$ 3,409,558
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-) (PUTABLE)
7,920,000 4.250
(a)(b)
04/01/2042
8,046,002
City of New York GO Bonds 2023 Series C (Aa2/AA)
2,845,000 5.000
08/01/2026
2,850,291
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4
(AGM) (Aa2/AA)
1,945,000 5.000
08/01/2026
1,948,799
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt
Bonds Subseries D-1 (Aa2/AA)
2,500,000 5.500
05/01/2046
2,683,136
3,900,000 4.500
05/01/2049
3,912,821
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
4,750,000 4.000
03/01/2050
4,398,977
City of Troy Capital Resource Corp. Revenue Refunding Bonds
for Rensselaer Polytechnic Institute Project Series 2020A
(Forward Delivery) (A3/BBB+)
875,000 5.000
09/01/2037
919,136
Clinton County Capital Resource Corp. (NR/A+)
2,315,000 5.000
(c)
07/01/2037
2,545,799
County of Monroe Industrial Development Agency Multifamily
Housing RB andrews Terrace Community Partners L.P. Project
Series 2023B-1 (HUD SECT 8) (Aa1/NR)
2,900,000 5.000
(a)(b)
07/01/2028
2,959,522
Dormitory Authority of The State of New York New York Institute
of Technology RB Series 2024 (Baa2/BBB)
2,050,000 5.250
07/01/2049
2,115,862
2,800,000 5.250
07/01/2054
2,863,701
Dormitory Authority of The State of New York Orchard Park
CCRC Inc Obligated Group RB Series 2025A (NR/NR)
1,700,000 5.125
11/15/2050
1,737,512
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
750,000 5.250
05/01/2044
787,347
1,400,000 5.500
05/01/2049
1,459,330
2,800,000 5.500
05/01/2056
2,888,456
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose Series 2024A (Aa1/NR)
2,900,000 5.250
03/15/2049
3,098,705
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose Series 2025A (Aa1/NR)
7,100,000 5.000
03/15/2048
7,524,192
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose, Series 2015E (Aa1/AA+)
14,675,000 3.250
03/15/2035
14,425,019
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose, Series 2025A
(Tax- Exempt) (Aa1/NR)
39,070,000 5.000
03/15/2047
41,666,022
Dormitory Authority of The State of New York State Sales Tax RB
Series 2024A (Aa1/NR)
6,700,000 5.000
03/15/2032
7,514,256
Dormitory Authority of The State of New York State Sales Tax RB
Series 2024B (Tax-Exempt) (Aa1/NR)
4,175,000 5.000
03/15/2049
4,388,519
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dutchess County Local Development Corp. RB for Health
QuestSystems, Inc. Project Series 2016B (Baa3/BBB+)
$ 5,000,000 5.000%
07/01/2046
$ 4,999,853
Dutchess County Local Development Corp. RB Refunding for
Bard College Project Series 2020 A (NR/BBB+)
1,000,000 5.000
07/01/2045
1,011,685
Empire State Urban Development Corp. State Personal Income Tax
RB Series 2020E (NR/AA+)
500,000 4.000
03/15/2039
495,489
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
29,200,000 0.000
(c)(g)
06/01/2060
803,911
Freddie Mac Multifamily ML Certificates RB Pass Through Series
2017 A (Aa1/NR)
((SOFR + 0.614%))
6,153,633 4.245
(e)
01/25/2033
6,153,117
HE Genesee County Funding Corporation RB Rochester Regional
Health Energy Projects Series 2025A Bonds (NR/BBB+)
6,000,000 5.250
12/01/2050
6,172,832
Metropolitan Transportation Authority Dedicated Tax Fund Green
Bonds Series 2024A (NR/AA)
3,305,000 5.000
11/15/2049
3,474,519
5,000,000 4.000
11/15/2051
4,620,325
Metropolitan Transportation Authority RB Green Bond Series 2015
A-2 (A2/NR)
2,500,000 5.000
(a)(b)
11/15/2045
2,680,199
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A2/A)
9,325,000 4.750
11/15/2045
9,450,084
4,445,000 5.000
11/15/2050
4,514,026
1,800,000 5.250
11/15/2055
1,839,919
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A2/A)
3,275,000 5.000
11/15/2029
3,522,445
1,450,000 5.000
11/15/2030
1,583,822
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 A-2 (A2/A)
1,340,000 5.000
11/15/2027
1,367,559
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-1 (A2/A)
2,465,000 4.000
11/15/2032
2,504,358
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (A2/A)
495,000 5.000
11/15/2037
547,669
2,720,000 5.000
11/15/2040
2,967,983
4,190,000 4.000
11/15/2043
4,077,667
Metropolitan Transportation Authority RB Refunding Series 2016
B (A2/A)
545,000 5.000
11/15/2027
549,490
Metropolitan Transportation Authority RB Refunding Series 2016
D (A2/A)
530,000 5.000
11/15/2029
534,216
755,000 5.250
11/15/2031
761,482
Metropolitan Transportation Authority RB Series 2016 C-1 (A2/A)
595,000 5.000
11/15/2028
599,853
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019A (AGM) (A1/AA)
11,050,000 5.000
11/15/2044
11,327,408

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019C (AGM) (A1/AA)
$ 4,980,000 4.000%
11/15/2047
$ 4,555,282
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A2/A)
3,000,000 4.000
11/15/2047
2,785,472
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Subseries 2021A-1 (A2/A)
5,000,000 4.000
11/15/2047
4,588,260
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A2/A)
3,750,000 5.000
11/15/2027
3,877,828
400,000 5.000
11/15/2028
422,706
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017C-1 (A2/A)
2,765,000 5.000
11/15/2027
2,859,252
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2024A (A2/A)
12,800,000 5.500
11/15/2047
13,837,885
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2024B (A2/A)
3,000,000 5.000
11/15/2041
3,279,998
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2025A (A2/A)
7,055,000 5.000
11/15/2038
7,846,241
1,400,000 5.250
11/15/2045
1,521,021
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
82,790,000 0.000
(g)
06/01/2060
3,404,449
New York City Housing Development Corp. Multi-Family Housing
RB 2024 Series B-2 (NON-AMT) (HUD SECT 8) (Aa2/AA+)
10,000,000 3.700
(a)(b)
05/01/2064
10,120,232
New York City Housing Development Corporation
Multi-Family Housing RB 2026 Series C
(NON-AMT) (FNMA COLL) (Aa2/AA+)
18,000,000 3.100
(a)(b)
11/01/2045
17,903,243
New York City Industrial Development Agency RB for Churchill
School & Center for Learning Disabilities, Inc. Series 1999
(AGC) (NR/AA)
740,000 2.250
(b)
10/01/2029
707,564
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
4,015,000 3.000
01/01/2039
3,669,604
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (Baa1/AA)
6,025,000 4.000
03/01/2045
5,765,066
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
2,410,000 3.000
03/01/2036
2,274,015
2,555,000 3.000
03/01/2040
2,264,939
1,725,000 4.000
03/01/2045
1,662,006
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2018
Series Bb (Aa1/AA+)
11,150,000 5.000
06/15/2046
11,284,806
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2025
Series Aa Fiscal 2025 Subseries Aa-1 (Aa1/AA+)
3,850,000 5.000
06/15/2051
4,044,613
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2025
Series AA, Fiscal 2025 Subseries AA-1 (Aa1/AA+)
$ 2,500,000 5.000%
06/15/2049
$ 2,637,479
2,335,000 5.250
06/15/2053
2,483,950
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2026
Series BB (Aa1/AA+)
15,000,000 5.000
06/15/2056
15,749,312
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB, Fiscal 2019
Series Ee, (Aa1/AA+)
1,000,000 4.000
06/15/2040
993,478
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2018 Series B Subseries B-1
(Aa1/AAA)
18,400,000 5.000
08/01/2045
18,628,217
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2019 Series C Subseries C-1 Tax-
Exempt Bonds (Aa1/AAA)
1,625,000 5.000
11/01/2039
1,696,670
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax-
Exempt Bonds (Aa1/AAA)
6,000,000 5.500
11/01/2045
6,570,941
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2024 Series D Subseries D-1
(Tax-Exempt) (Aa1/AAA)
2,000,000 5.000
11/01/2040
2,189,554
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series A Subseries A-1
(Tax-Exempt Bonds) (Aa1/AAA)
9,235,000 5.000
11/01/2038
10,269,980
1,515,000 5.000
11/01/2040
1,666,465
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series C Subseries C-1
(Aa1/AAA)
25,760,000 5.250
05/01/2049
27,598,210
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series F Subseries F-1
(Aa1/AAA)
6,285,000 5.000
11/01/2028
6,639,976
5,000,000 5.000
11/01/2032
5,597,768
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2026 Series F Subseries F-1
(Tax-Exempt Bonds) (Aa1/AAA)
250,000 5.000
02/01/2041
277,715
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2026 Series F Subseries F-1 Tax-
Exempt Bonds (Aa1/AAA)
3,000,000 5.000
02/01/2040
3,351,519
2,500,000 5.000
02/01/2053
2,616,094
New York City Transitional Finance Authority Future Tax Secured
Tax Exempt Subordinate Bonds Fiscal 2024 Series A-1
(Aa1/AAA)
830,000 4.000
05/01/2045
804,553

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2024 Series C
(Aa1/AAA)
$ 6,490,000 5.500%
05/01/2042
$ 7,298,177
8,385,000 5.250
05/01/2048
8,942,813
3,500,000 5.500
05/01/2053
3,750,551
New York City Transitional Finance Authority
Future Tax Secured Tax-Exempt Subordinate
18,130,000 2.900
(a)(b)
08/01/2042
18,130,000
New York Convention Center Development Corporation Senior
Lien Revenue Refunding Bonds Hotel Unit Fee Secured Series
2026B (Forward Delivery) (A1/NR)
3,625,000 5.000
(f)
11/15/2046
3,895,172
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
143,440,000 0.000
(g)
06/01/2060
7,145,005
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
4,050,000 5.150
(c)
11/15/2034
4,054,025
9,000,000 5.375
(c)
11/15/2040
9,007,197
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
4,175,000 7.250
(c)
11/15/2044
4,182,331
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
23,860,000 5.000
(c)
11/15/2044
23,883,485
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-2 (A1/NR)
855,000 2.625
09/15/2069
812,801
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-3 (Baa1/NR)
1,070,000 2.800
09/15/2069
1,012,603
New York NY GO Bonds 2018 E-1 (Aa2/AA)
9,725,000 5.000
03/01/2044
9,898,949
New York Port Authority Consolidated Bonds 273rd Series
(Aa3/AA-)
7,835,000 4.000
07/15/2051
7,062,184
New York St Dorm Auth St Pers Income Tax Rev General Purpose
Bonds 2022 A (NR/NR)
450,000 5.000
03/15/2027
457,773
New York State Dormitory Authority General Purpose Personal
Income Tax RB Series 2016 D (Aa1/AA+)
2,550,000 5.000
(d)
08/15/2026
2,557,300
New York State Dormitory Authority RB New York University
2001 (AMBAC) (Aa2/AA-)
945,000 5.500
07/01/2040
1,103,052
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 A (Baa1/NR)
1,100,000 5.000
07/01/2033
1,138,274
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 B (Baa1/NR)
100,000 3.560
07/01/2026
100,000
250,000 3.670
07/01/2027
247,001
40,000 3.760
07/01/2028
38,954
200,000 3.820
07/01/2029
192,345
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
1,000,000 5.000
07/01/2029
1,003,735
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph’s College Series 2020 A (NR/NR) – (continued)
$ 745,000 5.000%
07/01/2030
$ 746,612
100,000 4.000
07/01/2031
95,394
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (B2/B)
540,000 5.000
07/01/2032
541,445
465,000 5.000
07/01/2034
465,041
905,000 5.000
07/01/2035
900,165
440,000 5.000
07/01/2036
434,446
545,000 4.000
07/01/2040
470,795
590,000 5.000
07/01/2041
567,112
2,315,000 4.000
07/01/2045
1,913,906
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
530,000 4.000
09/01/2036
518,043
500,000 4.000
09/01/2037
487,332
575,000 4.000
09/01/2038
559,274
615,000 4.000
09/01/2039
595,985
750,000 4.000
09/01/2040
724,859
New York State Dormitory Authority RB Refunding for State of
New York Personal Income Tax Series 2020 A (Aa1/NR)
4,450,000 3.000
03/15/2038
4,058,832
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000 3.000
04/01/2042
965,218
1,550,000 3.000
04/01/2048
1,228,628
New York State Dormitory Authority Revenues Non State
Supported Debt Boards St Johns University  2021A (NR/NR)
135,000 4.000
(d)
07/01/2031
142,976
New York State Dormitory Authority Revenues Non State
Supported Debt Boards St Johns University  2021A (A3/A-)
2,615,000 4.000
07/01/2048
2,356,645
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2020 A (Aa1/NR)
26,685,000 4.000
03/15/2043
26,317,684
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2020A (NR/NR)
10,000 4.000
(d)
09/15/2030
10,565
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2021 E (NR/AA+)
9,995,000 4.000
03/15/2038
10,107,750
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2021 E (NR/NR)
5,000 4.000
(d)
03/15/2032
5,349
New York State Energy Research and Development Authority
Pollution Control RB New York State Electric & Gas
Corporation Project 2005 Series A (Baa1/A-)
8,685,000 3.450
(a)(b)(f)
05/15/2045
8,720,270
New York State Environmental Facilities Corp Solid Waste
Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,190,000 2.875
(a)(b)(c)
12/01/2044
1,161,688
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
3,475,000 4.250
(a)(b)(c)
09/01/2050
3,550,052
New York State Environmental Facilities Corporation Solid Waste
Disposal RB Casella Waste Systems Inc. Project Series 2014R-
2 (NR/B+)
1,000,000 4.300
(a)(b)(c)
12/01/2044
1,016,146

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Housing Finance Agency 2021 Series J-2
(SONYMA HUD SECT 8) (Aa2/NR)
$ 1,595,000 1.100%
(a)(b)
11/01/2061
$ 1,562,400
New York State Housing Finance Agency New York State Housing
Finance Agency 2026 Series D-2 Sustainability Bonds
(SONYMA) (Aa2/NR)
5,000,000 3.150
(a)(b)
05/01/2066
5,010,318
1,000,000 3.350
(a)(b)
05/01/2066
1,000,948
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 (Aa1/NR)
2,025,000 3.450
(a)(b)
06/15/2054
2,039,880
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 Sustainability Bonds (Aa1/NR)
4,465,000 3.350
(a)(b)
06/15/2054
4,479,050
New York State Thruway Authority General RB Series P (Aa3/A+)
1,300,000 5.000
01/01/2049
1,378,064
1,965,000 5.250
01/01/2054
2,098,004
New York State Urban Development Corp. RB for State of New
York Personal Income Tax Revenue Series 2020 A (Aa1/NR)
7,000,000 3.000
03/15/2050
5,246,590
New York State Urban Development
Corporation State Personal Income Tax RB
(General Purpose) Series 2020A (Tax-Exempt) (Aa1/NR)
11,500,000 4.000
03/15/2038
11,531,503
New York State Urban Development Corporation State Sales Tax
RB, Series 2023A (Tax-Exempt) (Aa1/NR)
8,000,000 5.000
03/15/2051
8,311,319
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (Baa1/NR)
2,500,000 5.000
12/01/2036
2,672,181
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
1,000,000 4.000
12/01/2040
996,904
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
5,180,000 5.000
01/01/2027
5,236,400
310,000 5.000
01/01/2031
317,885
8,645,000 5.000
01/01/2033
8,833,998
3,950,000 5.000
01/01/2034
4,030,515
9,625,000 4.000
01/01/2036
9,625,555
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa2/NR)
2,850,000 5.000
01/01/2036
2,900,588
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
4,580,000 4.000
10/01/2030
4,680,514
16,755,000 5.000
10/01/2035
17,512,338
7,315,000 5.000
10/01/2040
7,530,959
9,800,000 4.375
10/01/2045
9,467,513
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (NR/NR)
1,225,000 2.500
10/31/2031
1,098,838
300,000 4.000
10/31/2034
303,368
4,780,000 4.000
10/31/2041
4,702,673
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for
Laguardia Gateway Partners LLC Series 2016 A
(AMT) (AGM-CR) (A1/AA)
$ 1,500,000 4.000%
07/01/2046
$ 1,373,296
New York Transportation Development Corp. RB Refunding for
JFK International Air Terminal LLC Series 2020 A (Baa1/NR)
500,000 5.000
12/01/2028
520,622
500,000 5.000
12/01/2029
526,687
1,600,000 5.000
12/01/2036
1,674,008
New York Transportation Development Corp. RB Refunding for
JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
165,000 5.000
12/01/2032
178,441
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa1/NR)
690,000 5.000
07/01/2034
690,549
15,675,000 5.000
07/01/2041
15,681,298
21,425,000 5.000
07/01/2046
21,426,187
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa1/AA)
3,550,000 5.250
01/01/2050
3,549,790
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
1,150,000 5.000
06/30/2049
1,164,047
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/AA)
2,225,000 6.000
06/30/2054
2,331,948
New York Transportation Development Corp. Special Facilities RB
for Terminal 4 JFK International Airport Project Series 2022
(Baa1/NR)
500,000 5.000
12/01/2027
512,594
New York Transportation Development Corp. Special Facility RB
for Delta Air Lines Inc. Laguardia Airport Terminals C&D
Redevelopment Project Series 2023 (Baa2/BBB-)
750,000 6.000
04/01/2035
837,541
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2016 (NR/B+)
2,000,000 5.000
08/01/2031
2,000,067
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
5,170,000 5.250
08/01/2031
5,406,700
10,275,000 5.375
08/01/2036
10,721,641
New York Transportation Development Corp. Special Facility RB
Series 2021 (NR/NR)
4,340,000 3.000
08/01/2031
4,200,321
New York Transportation Development Corp. Special Facility
Revenue Refunding Bonds for American Airlines John F.
Kennedy International Airport Project Series 2016 (NR/B+)
1,695,000 5.000
08/01/2026
1,696,236
New York Transportation Development Corporation
(Terminal 4 John F. Kennedy International Airport Project)
Special Facility RB, Series 2020C (Baa1/BBB)
1,250,000 5.000
12/01/2029
1,335,895

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corporation Special
Facilities  RB, Series 2024  (AMT) (AGM) (A1/AA)
$ 8,375,000 5.000%
06/30/2054
$ 8,471,692
New York Transportation Development Corporation Special
Facilities RB, Series 2024 (AMT) (AGM) (A1/AA)
5,240,000 5.000
06/30/2049
5,325,723
Oneida County Local Development Corp. RB Mohawk
Valley Health System Project Series 2019
(Tax-Exempt) (AGM) (NR/AA)
570,000 4.000
12/01/2033
578,649
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
715,000 4.000
12/01/2034
724,354
790,000 4.000
12/01/2035
797,806
1,015,000 4.000
12/01/2036
1,023,063
1,260,000 3.000
12/01/2039
1,083,055
840,000 3.000
12/01/2040
709,208
6,270,000 4.000
12/01/2049
5,732,446
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
345,000 4.000
07/01/2039
296,849
4,225,000 3.000
07/01/2044
2,878,190
Oneida Indian Nation Tax RB Series 2024B
(Federally Tax-Exempt) (NR/NR)
1,435,000 6.000
(c)
09/01/2043
1,561,014
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
4,720,000 4.000
07/01/2035
3,771,878
Port Authority of New York & New Jersey Consolidated RB Series
221 (Aa3/AA-)
2,000,000 4.000
07/15/2045
1,873,906
1,500,000 4.000
07/15/2050
1,354,185
Port Authority of New York and New Jersey Consolidated Bonds
242nd Series (Aa3/AA-)
1,500,000 5.000
12/01/2026
1,513,455
Port Authority of New York Consolidated Bonds 227th Series
(Aa3/AA-)
1,555,000 3.000
10/01/2028
1,559,191
Port Authority of New York Consolidated Bonds 234th Series
(Aa3/AA-)
1,720,000 5.250
08/01/2047
1,820,765
2,300,000 5.500
08/01/2052
2,440,154
Power Authority of The State of New York Green Transmission
Project RB, Series 2023A (AGM) (Aa3/AA)
1,500,000 5.000
11/15/2053
1,580,433
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
6,200,000 4.250
05/01/2052
5,778,944
5,225,000 5.000
05/01/2052
5,337,232
State of New York Dormitory Authority Personal Income Tax RB
Series 2018A (Aa1/NR)
10,200,000 4.000
03/15/2048
9,511,028
State of New York Dormitory Authority Personal Income Tax RB
Series 2019D (Aa1/NR)
10,000,000 4.000
02/15/2047
9,527,592
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
State of New York Dormitory Authority Personal Income Tax RB
Series 2021A (NR/AA+)
$ 10,215,000 4.000%
03/15/2038
$ 10,285,386
8,175,000 4.000
03/15/2040
8,180,829
State of New York Dormitory Authority Personal Income Tax RB
Series 2021E (NR/AA+)
6,800,000 4.000
03/15/2046
6,500,686
8,700,000 4.000
03/15/2047
8,171,972
State of New York Dormitory Authority RB for St. Joseph's College
Series 2020A (NR/NR)
1,070,000 5.000
07/01/2027
1,071,436
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1
(NR/BBB-)
2,950,000 4.000
06/01/2050
2,625,605
The City of Geneva Development Corporation RB Hobart and
William Smith Colleges Project Series 2026 (NR/A-)
1,000,000 5.000
02/01/2037
1,113,771
1,100,000 5.000
02/01/2038
1,216,422
400,000 5.000
02/01/2039
439,914
1,350,000 5.000
02/01/2042
1,457,655
780,000 5.000
02/01/2044
833,451
1,500,000 5.000
02/01/2045
1,588,529
900,000 5.000
02/01/2046
943,605
The City of New York (Aa2/AA/A-1)
5,000,000 3.050
(a)(b)
10/01/2046
5,000,000
The City of New York GO Bonds Fiscal 2014 Series I Subseries I-2
(Aa2/AA/A-1+)
18,560,000 2.900
(a)(b)
03/01/2040
18,560,000
The City of New York GO Bonds Fiscal 2026, Series A Tax-Exempt
Bonds Subseries A-1 (Aa2/AA)
5,000,000 5.500
08/01/2050
5,464,340
5,000,000 5.250
08/01/2053
5,311,840
The Port Authority of New York and New Jersey Consolidated
Bonds, Two Hundred Sixth Series (Aa3/AA-)
2,000,000 5.000
11/15/2042
2,034,300
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA
Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
8,150,000 4.250
05/15/2058
7,893,156
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(NR/SP-1+)
25,000,000 5.000
03/01/2028
26,051,993
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(A1/SP-1+)
25,000,000 5.000
02/01/2028
26,001,065
Triborough Bridge and Tunnel Authority MTA Bridges and
Tunnels Payroll Mobility Tax Senior Lien Bonds Series 2022C
(NR/AA+)
5,900,000 5.250
05/15/2052
6,189,816
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Real Estate Transfer Tax  RB, Series 2025A (A1/A+)
5,850,000 5.000
12/01/2050
6,129,042
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Real Estate Transfer Tax RB Series 2025A (NR/AA+)
4,800,000 5.250
05/15/2059
5,021,468
Westchester County Local Development Corporation RB for New
York Blood Center Project Series 2024 (Baa1/NR)
2,755,000 5.000
07/01/2035
3,004,860

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Westchester County Local Development Corporation
RB for New York Blood Center Project Series 2024
(Baa1/NR) – (continued)
$ 845,000 5.000%
07/01/2038
$ 908,277
Westchester County Local Development Corporation RB Series
2026A (NR/NR)
1,200,000 5.250
(c)
12/01/2040
1,227,467
Westchester County Local Development Corporation RB Series
2026A Senior Lien Sunrise of Tarrytown Project (NR/NR)
500,000 6.000
(c)
12/01/2045
525,847
Yonkers Economic Development Corp. RB for Charter School of
Educational Excellence Project Series 2019 A (NR/NR)
160,000 4.000
10/15/2029
158,799
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
510,000 4.000
10/15/2030
505,080
1,127,240,457
North Carolina - 0.7%
Charlotte Douglas International Airport RB Series 2023A
(NON-AMT) Series 2023B (AMT) (Aa3/NR)
6,525,000 5.000
07/01/2048
6,842,933
City of  Charlotte, North Carolina Charlotte Douglas
International  Airport  RB, Series 2017A
(NON-AMT) (Aa3/NR)
1,000,000 5.000
07/01/2047
1,008,601
City of Mebane Combined Utilities RB Series 2024 (Aa3/AA-)
1,800,000 4.000
08/01/2049
1,748,537
Columbus County Industrial Facilities & Pollution Control
Financing Authority Environmental Improvement and
Refunding RB for International Paper Company Project Series
2019A (NR/BBB) (PUTABLE)
1,100,000 3.450
(a)(b)
11/01/2033
1,103,317
Columbus County Industrial Facilities & Pollution Control
Financing Authority Refunding RB for International Paper
Company Project Series 2019B (NR/BBB) (PUTABLE)
1,400,000 3.450
(a)(b)
11/01/2033
1,404,222
County of Mecklenburg GO Bonds for Public Improvement Series
2018 (Aaa/AAA)
5,250,000 5.000
03/01/2029
5,467,482
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
1,000,000 5.000
07/01/2028
1,040,889
3,050,000 5.500
07/01/2052
3,178,038
Greater Asheville Regional Airport Authority Airport System RB,
Series 2023  (AMT) (AGM) (A1/AA)
1,210,000 5.250
07/01/2041
1,310,675
North Carolina Capital Facilities Finance Agency Revenue
Refunding Bonds Duke University Project Series 2016B
(Aa1/AA+)
5,290,000 5.000
10/01/2044
5,307,591
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
2,735,000 5.000
12/31/2037
2,737,227
North Carolina Housing Finance Agency
Home Ownership RB Series 54-A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
1,500,000 4.550
07/01/2044
1,504,142
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Housing Finance Agency
Home Ownership RB Series 55-A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
$ 9,425,000 4.350%
01/01/2044
$ 9,509,969
North Carolina Medical Care Commission Health Care Facilities
RB Duke University Health System, Series 2025B (Aa3/AA-)
2,850,000 5.000
(a)(b)
06/01/2055
3,047,306
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
830,000 4.000
09/01/2041
793,054
325,000 4.000
09/01/2046
292,347
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
270,000 5.000
03/01/2027
272,214
255,000 5.000
03/01/2028
261,952
250,000 4.000
03/01/2029
253,990
260,000 4.000
03/01/2030
265,103
270,000 4.000
03/01/2031
275,843
725,000 4.000
03/01/2036
729,425
North Carolina Medical Care Commission RB for Maryfield, Inc.
Obligated Group Series 2020 A (NR/NR)
1,355,000 5.000
10/01/2040
1,366,338
North Carolina Medical Care Commission RB for Rex Hospital,
Inc. Obligated Group Series 2020 A (Aa2/AA)
5,995,000 3.000
07/01/2045
4,970,511
North Carolina Medical Care Commission RB Refunding for
EveryAge Obligated Group Series 2021 A (NR/NR)
1,905,000 4.000
09/01/2041
1,893,125
North Carolina Medical Care Commission RB Refunding for The
Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000 3.000
07/01/2026
590,000
1,785,000 3.000
07/01/2027
1,774,212
1,040,000 4.000
07/01/2030
1,044,974
1,080,000 5.000
07/01/2031
1,113,178
1,110,000 5.000
07/01/2032
1,142,404
1,375,000 5.000
07/01/2033
1,411,801
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Deerfield Episcopal Retirement
Community Project Tax-Exempt Mandatory Paydown
Securities Series 2026B-3 (NR/NR)
3,640,000 3.450
11/01/2030
3,627,973
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Series 2024A (NR/NR)
750,000 5.000
10/01/2044
776,614
North Carolina Medical Care Commission Retirement Facilities
First Mortgage Revenue and Revenue Refunding Bonds
Pennybyrn Series 2025 (NR/NR)
500,000 5.375
10/01/2045
523,686
360,000 5.625
10/01/2055
371,683
North Carolina Turnpike Authority RB Senior Lien for Triangle
Expressway Series 2019 (AGM) (NR/AA)
3,000,000 3.000
01/01/2042
2,531,321
5,325,000 5.000
01/01/2049
5,447,475
North Carolina Turnpike Authority Triangle Expressway System
Senior Lien Turnpike RB Series 2019 (Aa1/BBB)
9,500,000 5.000
01/01/2049
9,651,123

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
The Charlotte-Mecklenburg Hospital Authority Atrium Health
Variable Rate Health Care RB Series 2021D (Aa2/AA)
$ 2,410,000 5.000%
(a)(b)
01/15/2049
$ 2,640,207
89,231,482
North Dakota - 0.1%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (Baa3/NR)
4,125,000 4.000
12/01/2035
4,033,398
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (AGM) (A1/AA)
1,875,000 3.000
12/01/2051
1,348,957
City of Horace GO Refunding Bonds Series 2021 (Ba1/NR)
1,100,000 3.000
05/01/2041
846,937
2,750,000 3.000
05/01/2046
1,918,400
Williston Parks & Recreation District Senior Sales Tax Revenue
and Refunding Bonds Series 2025A (AGM) (A1/AA)
2,000,000 4.750
12/01/2050
2,016,855
10,164,547
Ohio - 1.8%
Bon Secours Mercy Health Hospital Facilities RB Series 2022B-1
(A1/A+)
7,110,000 5.000
(a)(b)
10/01/2049
7,271,809
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/A-)
440,000 5.000
06/01/2034
467,852
310,000 4.000
06/01/2037
313,092
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/BBB+)
5,070,000 3.000
06/01/2048
3,644,958
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset Backed Refunding Bonds Series 2020
(NR/BBB+)
6,710,000 4.000
06/01/2048
5,900,530
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset-Backed Refunding Bonds Series 2020 Senior
Bonds Series 2020A-2 (NR/A-)
1,645,000 5.000
06/01/2036
1,725,561
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba2/BB+)
7,475,000 5.375
09/15/2027
7,486,686
Colorado Health Facilities Authority Revenue Refunding
and Improvement Bonds Series 2026 Christian Living
Communities Obligated Group (Aa1/NR)
1,450,000 3.200
(a)(b)
06/01/2044
1,457,444
Columbus Regional Airport Authority John Glenn Columbus
International Airport Airport RB Series 2025A (AMT) (A2/A)
2,000,000 5.000
01/01/2030
2,122,663
3,600,000 5.000
01/01/2031
3,863,214
2,890,000 5.000
01/01/2032
3,134,497
3,000,000 5.000
01/01/2033
3,283,320
2,120,000 5.000
01/01/2034
2,336,962
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
2,525,000 7.000
(c)
07/01/2053
2,545,463
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
$ 1,930,000 5.000%
05/15/2032
$ 1,966,193
County of Cuyahoga Hospital RB Series 2017 (Baa3/BBB-)
6,500,000 5.000
02/15/2037
6,522,183
County of Cuyahoga Ohio Hospital RB for The Metrohealth
System Series 2017 (Baa3/BBB-)
2,475,000 5.500
02/15/2052
2,477,979
County of Darke RB for Wayne Hospital Company Obligated
Group Wayne Health Care Project Series 2019 A (NR/NR)
400,000 4.000
09/01/2040
359,782
625,000 4.000
09/01/2045
526,862
850,000 5.000
09/01/2049
805,109
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
3,410,000 5.000
07/01/2035
3,604,978
3,915,000 5.000
07/01/2036
4,124,989
County of Franklin Ohio Health Care Facilities Refunding RB
Series 2022 (NR/NR)
5,000 4.000
(d)
07/01/2028
5,279
4,420,000 4.000
07/01/2040
4,211,402
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
3,680,000 5.250
11/15/2040
3,748,918
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Baa3/BBB-)
16,075,000 5.250
11/15/2048
16,162,990
County of Montgomery Ohio Health Care Facilities Revenue
Refunding and Improvement Bonds, Series 2024 (Baa1/NR)
2,000,000 5.250
09/01/2049
2,044,841
County of Warren Ohio Hospital Facilities Refunding RB Series
2024A (NR/NR)
1,755,000 5.000
05/15/2034
1,893,416
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa3/BBB-)
7,325,000 5.250
02/15/2047
7,332,831
5,475,000 5.000
02/15/2052
5,239,100
760,000 5.000
02/15/2057
719,414
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2009 B (Baa3/BBB-)
10,045,000 8.223
02/15/2040
11,455,002
Cuyahoga Metropolitan Housing Authority RB for Social Bonds
Series 2021 (HUD SECT 8) (NR/A+)
3,550,000 2.000
12/01/2031
3,172,653
Franklin County Convention Facilities Authority RB for Greater
Columbus Convention Center Project Series 2019 (NR/BBB-)
325,000 5.000
12/01/2026
326,469
325,000 5.000
12/01/2027
330,743
425,000 5.000
12/01/2028
437,138
400,000 5.000
12/01/2029
415,005
680,000 5.000
12/01/2030
704,173
800,000 5.000
12/01/2031
826,624
660,000 5.000
12/01/2032
680,674
1,170,000 5.000
12/01/2033
1,204,788
1,725,000 5.000
12/01/2035
1,768,596
650,000 5.000
12/01/2037
663,670
2,350,000 5.000
12/01/2051
2,327,468

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Little Miami Local School District Counties of Warren and
Clermont Ohio School Improvement Unlimited Tax GO Bonds
Series 2018A (SD CRED PROG) (Aa1/AA+)
$ 1,000,000 5.000%
11/01/2043
$ 1,000,274
Northeast Ohio Medical University RB Refunding Series 2021 A
(A3/NR)
250,000 4.000
12/01/2035
251,112
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB) (PUTABLE)
3,500,000 4.250
(a)(b)
11/01/2039
3,530,564
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
14,750,000 4.250
(a)(b)
11/01/2040
14,905,469
Ohio Air Quality Development Authority Pollution Control RB
Refunding Series 2009-D (NON-AMT) (NR/BBB-)
1,200,000 3.375
(b)
08/01/2029
1,185,148
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014A (Baa2/BBB)
2,500,000 2.400
(a)(b)
12/01/2038
2,405,512
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014B (Baa2/BBB)
3,500,000 2.600
(a)(b)
06/01/2041
3,395,251
Ohio Air Quality Development Authority, State of Ohio Air Quality
RB Ohio Valley Electric Corporation Project Series 2026C
(Baa3/NR)
2,000,000 4.125
01/01/2036
2,012,241
Ohio Air Quality Development Authority, State of Ohio Air Quality
Revenue Refunding Bonds Ohio Valley Electric Corporation
Project Series 2026A (Baa3/NR)
2,675,000 3.875
01/01/2036
2,686,417
Ohio Air Quality Development Authority, State of Ohio Air Quality
Revenue Refunding Bonds Ohio Valley Electric Corporation
Project Series 2026B (Baa3/NR)
3,300,000 4.350
06/30/2040
3,345,057
Ohio Higher Educational Facility Commission RB for University
Circle, Inc. Series 2020 (A3/NR)
1,245,000 5.000
01/15/2035
1,298,348
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
1,260,000 5.000
12/01/2042
1,278,793
1,250,000 5.000
12/01/2045
1,256,581
Ohio Higher Educational Facility Commission RB Refunding for
Xavier University Series 2020 (Baa3/NR)
695,000 4.000
05/01/2037
672,558
Ohio Housing Finance Agency Multifamily Housing RB
(Community Pendleton Project), Series 2025 (Aa1/NR)
1,500,000 3.400
(a)(b)
07/01/2042
1,504,670
Ohio Housing Finance Agency Multifamily Housing RB Haven'S
Edge Apartments Project Series 2025A (NR/NR)
1,325,000 5.700
(c)
08/01/2043
1,384,676
Ohio Housing Finance Agency Residential Mortgage RB
2024 Series B Mortgage-Backed Securities Program
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
2,370,000 4.650
09/01/2049
2,373,605
Ohio State Higher Education Facility Commission RB Series 2020
(A3/NR)
900,000 5.000
01/15/2040
930,513
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Ohio State Higher Educational Facilities Commission Hospital RB
Project Series 2020 (A3/NR)
$ 1,260,000 5.000%
01/15/2033
$ 1,318,913
Ohio State Hospital RB Refunding for Aultman Health Foundation
Obligated Group Series 2018 (NR/NR)
925,000 5.000
(c)
12/01/2033
930,311
3,220,000 5.000
(c)
12/01/2038
3,173,686
5,225,000 5.000
(c)
12/01/2048
4,698,625
Port of Greater Cincinnati Development Authority Ohio Tax
Increment Financing RB Series 2024 (NR/NR)
1,190,000 5.000
12/01/2044
1,233,021
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
390,000 3.750
(c)
12/01/2031
396,205
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
3,725,000 5.000
12/01/2046
3,682,188
State of Ohio Higher Educational Facilities Senior Lien Hospital
Bonds Series 2020 (A3/NR)
1,140,000 5.000
01/15/2037
1,183,367
State of Ohio Higher Educational Facility Commission State of
Ohio Higher Educational Facility RB Xavier University 2024
Project (Baa3/NR)
785,000 5.000
05/01/2040
816,201
State of Ohio Higher Educational Facility RB for Capital
University 2022 Project (NR/BBB-)
1,500,000 5.750
09/01/2037
1,555,568
1,500,000 6.000
09/01/2042
1,541,096
State of Ohio Higher Educational Facility RB for Xavier University
2024 Project (Baa3/NR)
815,000 5.000
05/01/2042
839,169
State of Ohio Higher Educational Facility Refunding RB for Xavier
University 2025 Project Forward Delivery (Baa3/NR)
2,710,000 5.000
05/01/2043
2,779,117
3,590,000 5.000
05/01/2044
3,656,889
2,360,000 5.000
05/01/2045
2,386,170
State of Ohio Hospital RB, Series 2020 Premier Health Partners
Obligated Group (Baa1/NR)
1,270,000 4.000
11/15/2041
1,195,829
The Franklin County Convention Facilities Authority, Ohio Hotel
Project RB Series 2019 (NR/BBB-)
1,425,000 5.000
12/01/2039
1,450,860
Toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
3,925,000 4.000
01/01/2038
3,934,625
1,060,000 4.000
01/01/2041
1,041,491
Trinity Health Credit Group County of Franklin Ohio RB Series
2017Oh (Aa3/AA-)
2,120,000 5.000
12/01/2046
2,135,865
216,979,305
Oklahoma - 0.8%
Broken Arrow Economic Development Authority Hackberry
Market Increment District Project Tax Apportionment Bonds
Series 2025 (NR/NR)
5,500,000 6.625
06/01/2045
5,723,461
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
3,800,000 2.000
11/01/2029
3,628,799

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Independent School District Number 69 Canadian County,
Oklahoma Mustang School District GO Building Bonds,
Series 2025A (NR/AA-)
$ 1,510,000 4.000%
06/01/2027
$ 1,526,934
2,780,000 4.000
06/01/2028
2,848,213
Norman Regional Hospital Authority RB Norman Regional
Hospital Authority Obligated Group Series 2019 (Caa2/CCC)
925,000 4.000
09/01/2045
621,278
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024A (NR/AA)
3,300,000 5.000
07/01/2026
3,300,000
3,400,000 5.000
07/01/2027
3,485,857
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024B (NR/AA)
650,000 5.000
07/01/2026
650,000
500,000 5.000
07/01/2027
512,626
Oklahoma City Public Property Authority (Aa1/NR)
6,000,000 5.000
06/01/2031
6,619,492
Oklahoma City Public Property Authority Oklahoma City
Oklahoma Arena Sales Tax RB Series 2026 (Aa1/NR)
4,000,000 5.000
06/01/2032
4,463,962
Oklahoma County Finance Authority Educational Facilities Lease
RB Western Heights Public Schools Project, Series 2025
(NR/BBB-)
1,450,000 5.000
09/01/2032
1,521,099
2,700,000 5.000
09/01/2035
2,816,814
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba1/BB+)
2,125,000 5.000
08/15/2029
2,181,713
5,000,000 5.500
08/15/2057
5,021,787
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (AGM) (A1/AA)
3,670,000 4.000
08/15/2048
3,154,696
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba1/BB+)
2,725,000 5.500
08/15/2052
2,740,518
Oklahoma Housing Finance Agency Collateralized RB Trinity
Trails Project Series 2025 (HUD SECT 8) (Aa1/NR)
1,500,000 3.200
(a)(b)
10/01/2042
1,500,342
Oklahoma Housing Finance Agency Multifamily Housing RB
Villages At Rose Hill Project Series 2026 (Aa1/NR)
2,750,000 3.125
(a)(b)
06/01/2045
2,762,990
Oklahoma Turnpike Authority Oklahoma Turnpike System
Refunding Second Senior RB Series 2025B (Aa3/AA-)
3,000,000 5.000
01/01/2037
3,452,549
1,850,000 5.000
01/01/2038
2,107,130
1,475,000 5.000
01/01/2039
1,670,781
1,000,000 5.000
01/01/2040
1,128,527
1,750,000 5.000
01/01/2041
1,961,475
2,000,000 5.000
01/01/2042
2,233,851
Oklahoma Turnpike Authority Oklahoma Turnpike System Second
Senior RB Series 2023 (Aa3/AA-)
4,000,000 5.500
01/01/2053
4,268,567
Payne County Economic Development Authority Educational
Facilities Lease RB Stillwater Public Schools Project Series
2024 (BAM) (A3/AA)
2,105,000 5.000
09/01/2026
2,111,590
1,740,000 5.000
09/01/2027
1,783,616
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Trustees of The Tulsa Municipal Airport Trust  RB, Series 2025
(NR/B+)
$ 9,100,000 6.250%
12/01/2035
$ 10,307,595
1,250,000 6.250
12/01/2040
1,386,764
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 B (AMT) (NR/NR)
5,800,000 5.500
12/01/2035
5,801,209
Wagoner County Development Authority Sales Tax RB Series 2025
(NR/NR)
1,830,000 6.500
05/01/2035
1,876,344
95,170,579
Oregon - 0.3%
City of Cannon Beach Full Faith and Credit Obligations Series
2024 (NR/AA)
750,000 4.000
06/01/2054
685,860
City of Forest Grove Oregon Campus Improvement Revenue
Refunding Bonds Pacific University Series 2022A Forward
Delivery (NR/BBB)
1,175,000 5.000
05/01/2033
1,222,877
City of Portland Oregon Second Lien Sewer System Revenue and
Refunding Bonds, 2025 Series A (Aa2/AA)
1,125,000 5.000
10/01/2042
1,250,102
City of Portland, Oregon Second Lien Sewer System Revenue and
Refunding Bonds, 2023 Series A (Aa2/AA)
5,500,000 5.000
12/01/2035
6,184,932
Clackamas County Hospital Facility Authority RB Refunding for
Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000 5.125
11/15/2040
242,379
120,000 5.250
11/15/2050
120,120
Forest Grove Oregon Student Housing RB Refunding for Oak Tree
Foundation Project Series 2017 (NR/BBB)
1,385,000 3.500
03/01/2029
1,356,889
1,540,000 3.750
03/01/2032
1,468,997
Hospital Facility Authority of The City of Albany Oregon Senior
Living RB Mennonite Village Project Series 2026B-1 Tax-
Exempt Mandatory Paydown Securities (NR/NR)
1,270,000 3.950
11/15/2031
1,272,842
Oregon State Facilities Authority RB Refunding for Reed College
Project Series 2017 A (NR/NR)
8,895,000 5.000
(d)
07/01/2027
9,111,076
Oregon State Facilities Authority RB Refunding for Samaritan
Health Services, Inc. Obligated Group Series 2020 A
(NR/BBB)
525,000 5.000
10/01/2029
547,574
225,000 5.000
10/01/2035
234,108
Port of Portland International Airport RB Series 28 (NR/AA-)
2,145,000 4.000
07/01/2047
2,013,258
Port of Portland Portland International Airport RB Series Thirty A
(AMT) (NR/AA-)
2,440,000 5.250
07/01/2049
2,566,439
Port of Portland RB for International Airport Series 2019 25-B
(NR/AA-)
1,000,000 5.000
07/01/2034
1,049,703
1,000,000 5.000
07/01/2035
1,047,522
State of Oregon GO Refunding Bonds for Higher Education Series
2021 H (Aa1/AA+)
875,000 1.500
08/01/2029
829,016

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oregon – (continued)
Warm Springs Reservation Confederated Tribe Hydroelectric RB
Refunding for Pelton-Round Butte Project Series 2019 B
(A3/NR)
$ 190,000 5.000%
(c)
11/01/2034
$ 198,943
500,000 5.000
(c)
11/01/2036
521,395
Washington County School District No. 1 GO Bonds Series 2017
(SCH BD GTY) (Aa1/NR)
4,155,000 5.000
06/15/2029
4,251,646
36,175,678
Pennsylvania - 3.4%
Acts Retirement Life Communities, Inc. Obligated Group
Montgomery County Industrial Development Authority
Pennsylvania Retirement Communities RB Acts Retirement-
Life Communities, Inc. Obligated Group, Series 2016
(NR/NR)
2,485,000 5.000
11/15/2036
2,491,857
Acts Retirement Life Communities, Inc. Obligated Group
Montgomery County Industrial Development Authority
Retirement Communities RB Series 2016 (NR/NR)
900,000 5.000
11/15/2033
903,131
Adams County General Authority RB for The Brethren Home
Community Project Series 2024A (NR/NR)
2,405,000 5.000
06/01/2034
2,546,036
1,450,000 5.000
06/01/2039
1,533,107
1,750,000 5.000
06/01/2044
1,814,800
Allegheny County Higher Education Building Authority University
Revenue Refunding Bonds Series 2022 (NR/BBB-)
1,000,000 5.250
09/01/2035
1,006,348
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018 A
USD (NR/A)
17,850,000 4.000
04/01/2044
16,703,637
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018
A (NR/A)
5,145,000 5.000
04/01/2030
5,313,630
Allegheny County Hospital Development Authority UPMC RB
Series 2019A (A2/A)
6,230,000 4.000
07/15/2038
6,168,843
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (Ba2/BB+)
2,750,000 5.125
05/01/2030
2,897,138
Allentown Neighborhood Improvement Zone Development
Authority Senior Tax RB for Waterfront - 30 E. Allen Street
Project Series 2024A (NR/NR)
600,000 5.250
(c)
05/01/2032
618,550
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2017 (Ba2/NR)
560,000 5.000
(c)
05/01/2027
568,478
2,100,000 5.000
(c)
05/01/2032
2,114,760
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2018 (Ba2/NR)
500,000 5.000
(c)
05/01/2028
516,920
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022
(Baa3/NR)
900,000 5.000
05/01/2033
975,023
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022
(Baa3/NR) – (continued)
$ 1,000,000 5.000%
05/01/2034
$ 1,077,680
900,000 5.000
05/01/2035
966,238
1,000,000 5.000
05/01/2036
1,068,537
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022 forward
Delivery (Baa3/NR)
750,000 5.000
05/01/2032
814,452
Bethel Park School District Allegheny County
Pennsylvania GO Limited Tax Bonds Series of 2024
(ST AID WITHHLDG) (Aa2/NR)
695,000 5.000
08/01/2039
768,543
1,090,000 5.000
08/01/2040
1,199,057
1,550,000 5.000
08/01/2041
1,697,593
1,500,000 5.000
08/01/2043
1,627,643
Bethel Park School District Allegheny County
Pennsylvania GO Limited Tax Bonds, Series 2024
(ST AID WITHHLDG) (Aa2/NR)
1,000,000 5.000
08/01/2042
1,089,782
Bucks County Industrial Development Authority RB for Grand
View Hospital and Sellersville PA Obligated Group Series
2021 (NR/BBB+)
420,000 5.000
07/01/2026
420,000
425,000 5.000
07/01/2027
432,173
450,000 5.000
07/01/2028
464,395
475,000 5.000
07/01/2029
496,178
650,000 5.000
07/01/2030
686,879
Bucks County Industrial Development Authority RB Refunding for
Pennswood Village Obligated Group Series 2018 A (NR/NR)
120,000 5.000
10/01/2030
121,921
350,000 5.000
10/01/2031
355,252
410,000 5.000
10/01/2033
415,652
Chester County Health and Education Facilities Authority RB
Series 2025 (NR/NR)
2,865,000 5.125
06/01/2046
2,983,798
Chester County IDA RB for Collegium Charter School Project
Series 2022 (NR/BB)
900,000 6.000
(c)
10/15/2052
879,699
Chester County School Authority Chester County Pennsylvania
School Lease RB Chester County Intermediate Unit Project
Series of 2025 (Aa3/NR)
1,000,000 5.000
04/01/2041
1,070,226
500,000 5.000
04/01/2042
531,493
500,000 5.000
04/01/2044
526,409
1,000,000 5.000
04/01/2045
1,049,983
City of Erie Higher Education Building Authority RB for Gannon
University Series 2021 (Baa3/BBB+)
500,000 4.000
05/01/2036
473,992
595,000 4.000
05/01/2041
530,223
380,000 5.000
05/01/2047
360,042
City of Wilkes-Barre Finance Authority University Revenue
Refunding Bonds Series 2021 (NR/BBB-)
2,075,000 4.000
03/01/2042
1,786,816
Coatesville Area School District Chester County Pennsylvania GO
Bonds Series of 2025 (AGM ST AID WITHHLDG) (Aa3/AA)
2,050,000 5.250
11/15/2042
2,242,657

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Coatesville Area School District Chester County, Pennsylvania GO
Bonds, Series of 2025 (AGM ST AID WITHHLDG) (Aa3/AA)
$ 4,650,000 5.250%
11/15/2040
$ 5,109,802
5,035,000 5.250
11/15/2041
5,538,282
3,150,000 5.250
11/15/2043
3,420,434
Commonwealth Financing Authority Tobacco Master Settlement
Payment RB Series 2018 (AGM) (Aa3/AA)
21,580,000 4.000
06/01/2039
21,320,546
Commonwealth of Pennsylvania COPS Series 2018 A (A1/A)
1,250,000 4.000
07/01/2046
1,195,920
Commonwealth of Pennsylvania GO Bonds First Series of 2024
Bid Group B (Aa2/A+)
11,450,000 4.000
08/15/2044
11,416,739
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/CCC-)
2,000,000 5.875
(c)
10/15/2040
1,100,000
6,375,000 6.250
(c)
10/15/2053
3,506,250
Dauphin County General Authority University RB for Harrisburg
University of Science & Technology Project Series 2017
(NR/CCC-)
850,000 5.000
(c)
10/15/2034
467,500
Delaware County Authority Commonwealth of Pennsylvania
Haverford College RB Series 2017A (NR/AA-)
1,200,000 5.000
10/01/2042
1,210,022
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
1,400,000 5.000
(c)
07/01/2031
1,476,633
Doylestown Hospital Authority Commonwealth of Pennsylvania
Hospital RB 2013 Series A (Aa3/AA)
605,000 5.000
07/01/2027
605,962
Franklin County Industrial Development Authority RB Refunding
for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000 5.000
12/01/2038
754,832
Geisinger Authority Health System RB for Geisinger Health
System Series 2007 (NR/AA-)
(3M USD SOFR + 0.77%)
15,800,000 0.000
(e)(h)
05/01/2037
15,272,696
General Authority of Southcentral Pennsylvania RB Refunding
WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
725,000 4.000
06/01/2044
709,220
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
1,000,000 5.000
03/01/2040
997,873
Lancaster Municipal Authority Healthcare Facilities RB for Garden
Spot Village Project Series A of 2024 (NR/NR)
900,000 5.000
05/01/2049
906,025
Lancaster Municipal Authority Healthcare Facilities RB Series A of
2025 Luthercare Project Tax-Exempt (NR/NR)
1,525,000 4.000
12/01/2035
1,550,352
825,000 5.000
12/01/2045
857,310
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
150,000 5.000
03/01/2027
151,131
135,000 5.000
03/01/2028
137,522
160,000 5.000
03/01/2029
164,558
Latrobe Industrial Development Authority University RB
Refunding for Seton Hill University Series 2021 (NR/BBB-)
175,000 5.000
03/01/2031
182,135
300,000 5.000
03/01/2033
310,047
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Lehigh County General Purpose Authority Hospital RB Series
2026A (A3/A-)
$ 1,500,000 5.000%
08/15/2036
$ 1,692,634
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
3,240,000 5.250
07/01/2044
3,152,510
Monroe County Industrial Development Authority Special
Obligation Revenue Refunding Bonds Tobyhanna Township
Project, Series of 2025 (Tax-Exempt) (NR/NR)
850,000 5.000
07/01/2031
874,371
Montgomery County Higher Education & Health Authority RB
Refunding for Thomas Jefferson University Obligated Group
Series 2019 (A3/A)
1,000,000 4.000
09/01/2037
999,861
700,000 4.000
09/01/2038
693,046
850,000 4.000
09/01/2039
834,588
Montgomery County Higher Education and Health Authority
Commonwealth of Pennsylvania Arcadia University  RB,
Series of 2015 (NR/BBB-)
2,580,000 5.000
04/01/2029
2,580,225
Montgomery County Higher Education and Health Authority,
1,975,000 5.000
04/01/2030
1,975,113
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series A (Baa1/BBB+) (PUTABLE)
2,250,000 4.100
(a)(b)
04/01/2053
2,306,653
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series B (Baa1/BBB+)
1,645,000 4.100
06/01/2029
1,703,761
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
2,665,000 4.450
(a)(b)
10/01/2034
2,741,011
Montgomery County IDA Retirement Communities RB for Acts
Retirement Life Communities Obligated Group Series 2020C
(NR/NR)
1,035,000 5.000
11/15/2045
1,054,861
Montgomery County Industrial Development Authority RB ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2020 C (NR/NR)
1,200,000 4.000
11/15/2043
1,171,314
Montgomery County Industrial Development Authority Retirement
Communities RB Acts Retirement-Life Communities Inc
Obligated Group Series 2025A (NR/NR)
955,000 5.000
11/15/2049
969,438
1,340,000 5.000
11/15/2055
1,351,852
Northampton County General Purpose Authority Hospital RB
Series 2016A (A3/A-)
24,840,000 5.000
08/15/2046
24,855,677
Northampton County Industrial Development Authority RB
Refunding for Morningstar Senior Living, Inc. Obligated
Group Series 2019 (NR/NR)
1,000,000 5.000
11/01/2039
1,010,775
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000 4.000
07/01/2030
1,626,284
450,000 4.000
07/01/2033
454,901
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Series 2023B-2 (NR/NR)
4,140,000 5.000
07/01/2038
4,356,703

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority RB for
The Pennsylvania Rapid Bridge Replacement Project Series
2015 (NR/BBB)
$ 750,000 5.000%
06/30/2042
$ 750,128
Pennsylvania Economic Development Financing Authority RB
Refunding for American Water Co. Project Series 2019
(Aa3/A+)
8,355,000 3.000
04/01/2039
7,393,522
Pennsylvania Economic Development Financing Authority RB
Refunding for UPMC Obligated Group Series 2021 A (A2/A)
150,000 4.000
10/15/2040
146,057
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2021A-2 (NR/A-/A-2)
10,000,000 4.600
(a)(b)
10/01/2046
10,014,155
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
6,050,000 1.100
(a)(b)
06/01/2031
6,007,233
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
5,000,000 5.000
12/31/2057
5,080,575
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
9,170,000 5.750
06/30/2048
9,686,976
2,000,000 5.250
06/30/2053
2,035,857
Pennsylvania Economic Development Financing Authority
University RB Eastern University Project Series 2026
(NR/BBB-)
2,000,000 5.000
10/01/2045
2,008,393
Pennsylvania Economic Development Financing Authority
UPMC  RB, Series 2025B (A2/A)
7,560,000 5.000
03/15/2032
8,313,647
Pennsylvania Economic Development Financing Authority UPMC
RB Series 2021A (A2/A)
1,220,000 4.000
10/15/2037
1,217,589
Pennsylvania Economic Development Financing Authority Upmc
RB Series 2023A Subseries 2023A-1 (A2/A)
13,700,000 5.000
05/15/2031
14,871,292
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
2,200,000 4.000
04/15/2036
2,218,606
Pennsylvania Higher Educational Facilities Authority Duquesne
University of the Holy Spirit RB Series 2019 A (A2/A)
350,000 4.000
03/01/2037
350,884
675,000 5.000
03/01/2038
696,791
500,000 5.000
03/01/2039
514,888
Pennsylvania Higher Educational Facilities Authority RB for
Foundation for Indiana University of Pennsylvania Series 2007
A (AGC) (NR/AA)
(3M USD SOFR + 0.60%)
3,460,000 3.248
(e)
07/01/2027
3,451,692
Pennsylvania Housing Finance Agency Special Limited Obligation
Multifamily Housing Development Bonds Walnut Park Plaza
Series 2026B (HUD SECT 8) (Aa1/NR) (PUTABLE)
3,015,000 3.000
(a)(b)
02/01/2030
3,020,271
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission Oil Franchise Tax
Subordinated RB Series 2018 B (A2/NR)
$ 9,995,000 5.250%
12/01/2048
$ 10,282,155
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
10,000,000 5.250
12/01/2044
10,400,944
Pennsylvania Turnpike Commission RB Series 2019 A (A2/NR)
4,250,000 5.000
12/01/2036
4,504,740
750,000 5.000
12/01/2038
790,758
Pennsylvania Turnpike Commission Turnpike Subordinate  RB,
Series A of 2019 (A2/NR)
1,125,000 5.000
12/01/2044
1,166,392
Pennsylvania Turnpike Commission Turnpike Subordinate  RB,
Series B of 2017 Sub-Series B-1 of 2017 (A2/NR)
4,200,000 5.250
06/01/2047
4,254,700
Philadelphia Airport Revenue and Refunding Bonds Series 2021
(A1/NR)
5,750,000 5.000
07/01/2026
5,750,000
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
650,000 5.125
06/15/2042
656,015
Philadelphia Authority for Industrial Development Pennsylvania
Healthcare Facility RB Series 2025A (NR/NR)
2,000,000 6.000
06/01/2045
2,177,552
Philadelphia Authority for Industrial Development RB for
Independence Charter School Series 2019 (NR/NR)
255,000 4.000
06/15/2029
252,553
1,000,000 5.000
06/15/2039
998,445
Philadelphia Authority for Industrial Development RB for Mast
Community Charter School II Series 2020 A (NR/BBB)
600,000 5.000
08/01/2040
608,996
Philadelphia Authority for Industrial Development RB Refunding
for Philadelphia Performing Arts Charter School Series 2020
(NR/BB+)
900,000 5.000
(c)
06/15/2040
902,243
Philadelphia Authority for Industrial Development Tacony Charter
School Project Social Bond RB Series 2023 (NR/BB)
1,200,000 5.000
(c)
06/15/2033
1,211,160
Philadelphia Authority For Industrial Development The Children'S
Hospital of Philadelphia Project Hospital RB Series A of 2024
(Aa2/AA)
18,180,000 5.500
07/01/2053
19,677,799
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
1,000,000 5.000
07/01/2028
1,012,909
Philadelphia IDA University RB for St. Joseph's University Project
Series 2022 (NR/A-)
2,500,000 5.250
11/01/2052
2,576,579
Philadelphia Redevelopment Authority City Service
Agreement  RB, Series B of 2024 (A1/A+)
725,000 5.000
09/01/2044
775,339
Philadelphia Redevelopment Authority City Service Agreement RB
for City of Philadelphia Neighborhood Preservation Initiative
Series B of 2024 (Tax-Exempt Social Bonds) (A1/A+)
1,215,000 5.000
09/01/2040
1,320,587
1,350,000 5.000
09/01/2041
1,462,531
500,000 5.000
09/01/2042
539,345
340,000 5.000
09/01/2043
365,715

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Redevelopment Authority City Service Agreement RB
Series B of 2026 (A1/A+)
$ 4,000,000 5.000%
11/01/2043
$ 4,399,369
3,125,000 5.000
11/01/2044
3,411,190
Philadelphia Redevelopment Authority City Service Agreement
RB Series B of 2026 City of Philadelphia H.O.M.E. Plan
(Tax-Exempt) (A1/A+)
3,000,000 5.000
11/01/2042
3,311,275
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A
(AGM) (A1/AA)
150,000 5.000
09/01/2034
159,176
265,000 5.000
09/01/2035
280,565
300,000 5.000
09/01/2036
316,800
300,000 5.000
09/01/2037
315,747
Pittsburgh Water & Sewer Authority Subordinate RB Refunding
Series 2019 B (AGM) (NR/AA)
2,000,000 4.000
09/01/2034
2,043,672
School District of Haverford Township Delaware
County Pennsylvania GO Bonds Series of 2025
(ST AID WITHHLDG) (Aa2/NR)
1,210,000 5.000
03/15/2039
1,305,667
1,000,000 5.000
03/15/2040
1,075,040
1,000,000 5.000
03/15/2041
1,070,444
School District of Haverford Township Delaware
County, Pennsylvania GO Bonds, Series of 2025
(ST AID WITHHLDG) (Aa2/NR)
750,000 5.000
03/15/2042
801,409
Scranton Redevelopment Authority RB Refunding for Guaranteed
Lease Series 2016 A (MUN GOVT GTD) (NR/A-)
190,000 5.000
11/15/2028
190,183
Susquehanna Area Regional Airport Authority Airport System RB
Series 2017 (Baa3/NR)
2,325,000 5.000
01/01/2038
2,337,565
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
425,000 4.000
10/01/2029
415,718
425,000 5.000
10/01/2039
407,128
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 A-4 (NR/NR)
7,291,000 7.000
06/30/2039
6,163,603
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-1 (NR/NR)
3,083,000 0.000
(h)
06/30/2044
2,322,001
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-2 (NR/NR)
2,256,000 0.000
(h)
06/30/2044
1,277,888
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-1 (NR/NR)
3,834,000 8.000
06/30/2034
3,907,258
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-2 (NR/NR)
786,000 6.000
06/30/2034
833,353
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-3 (NR/NR)
9,236,000 5.000
06/30/2039
8,817,971
The Hospitals and Higher Education Facilities
Authority of Philadelphia Hospital RB
3,480,000 5.000
07/01/2027
3,539,766
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
The Pittsburgh Water and Sewer Authority Water and Sewer System
Subordinate Revenue Refunding Bonds, Series B of 2019
(AGM) (NR/AA)
$ 500,000 4.000%
09/01/2035
$ 510,060
The School District of Philadelphia General Obligation Bonds
Series A of 2026 (ST AID WITHHLDG) (Aa3/NR)
1,600,000 5.000
09/01/2039
1,777,458
1,000,000 5.000
09/01/2044
1,095,061
1,750,000 5.000
09/01/2045
1,901,269
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022B (NR/NR)
200,000 6.000
(c)
07/01/2029
198,832
Westmoreland County Industrial Development Authority RB
Refunding for Excela Health Obligated Group Series 2020 A
(Baa3/NR)
490,000 5.000
07/01/2030
511,285
411,239,706
Puerto Rico - 5.8%
GDB Debt Recovery Authority Bonds (NR/NR)
5,959,870 7.500
08/20/2040
5,842,894
HTA Trust Certificates Class L-2028 Units (NR/NR)
1,287,868 5.250
07/01/2038
1,288,149
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
4,000,000 5.000
(c)
07/01/2030
4,182,655
16,475,000 5.000
(c)
07/01/2035
17,131,787
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
5,580,000 5.000
(c)
07/01/2037
5,870,152
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
27,265,000 5.000
(c)
07/01/2047
27,517,428
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2021 C (NR/NR)
10,000,000 3.500
(c)
07/01/2026
10,000,000
10,000,000 3.750
(c)
07/01/2027
9,820,515
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds 2021 B (NR/NR)
900,000 5.000
(c)
07/01/2037
939,753
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
13,135,000 4.000
(c)
07/01/2042
12,776,256
Puerto Rico Commonwealth GO Bonds (NR/NR)
16,921,562 0.010
(b)(h)(i)
11/01/2043
12,162,373
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
7,992,129 0.010
(b)(h)(i)
11/01/2051
5,224,854
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
10,774,017 0.010
(b)(h)(i)
11/01/2051
7,891,968
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
1,750,000 5.625
07/01/2027
1,782,778
10,915,508 5.625
07/01/2029
11,553,533
14,288,948 5.750
07/01/2031
15,592,507
23,153,085 0.000
(g)
07/01/2033
16,964,583
4,598,951 4.000
07/01/2033
4,658,410
3,601,382 4.000
07/01/2035
3,632,836
7,727,039 4.000
07/01/2037
7,753,320
12,189,086 4.000
07/01/2041
11,866,837
21,753,596 4.000
07/01/2046
19,925,913

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Elecric Power Authority Power Revenue Boards
2010AAA (NR/NR)
$ 1,500,000 5.250%*
07/01/2029
$ 1,147,500
Puerto Rico Elecric Power Authority Power Revenue National Non
NN (NATL) (NR/NR)
1,000,000 4.750
07/01/2033
999,194
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
1,000,000 5.000 *
07/01/2029
765,000
7,990,000 5.000 *
07/01/2042
6,112,350
Puerto Rico Electric Power Authority Power RB Series 2013A
(NR/NR)
1,350,000 7.000 *
07/01/2033
1,036,125
12,915,000 6.750 *
07/01/2036
9,912,262
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
196,972 10.000 *
07/01/2022
152,653
Puerto Rico Electric Power Authority Power RB Series AAA
(NR/NR)
1,050,000 5.250 *
07/01/2031
803,250
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR)
225,000 5.000 *
07/01/2022
172,125
4,075,000 5.250 *
07/01/2026
3,117,375
1,555,000 5.000 *
07/01/2028
1,189,575
Puerto Rico Electric Power Authority Power RB Series E-1
(NR/NR)
590,915 10.000 *
01/01/2021
457,959
Puerto Rico Electric Power Authority Power RB Series E-2
(NR/NR)
590,915 10.000 *
07/01/2021
457,959
Puerto Rico Electric Power Authority Power RB Series E-3
(NR/NR)
196,972 10.000 *
01/01/2022
152,653
Puerto Rico Electric Power Authority Power RB Series TT
(NR/NR)
220,000 5.000 *
07/01/2025
168,300
11,060,000 5.000 *
07/01/2032
8,460,900
3,720,000 5.000 *
07/01/2037
2,845,800
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
350,000 5.250
07/01/2029
354,112
215,000 5.250
07/01/2030
217,939
1,150,000 5.250
07/01/2032
1,163,654
Puerto Rico Electric Power Authority Power RB Series WW
(NR/NR)
4,690,000 5.500 *
07/01/2038
3,587,850
Puerto Rico Electric Power Authority Power RB Series XX
(NR/NR)
3,335,000 5.250 *
07/01/2035
2,551,275
23,875,000 5.250 *
07/01/2040
18,264,375
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR)
1,000,000 5.250 *
07/01/2019
765,000
330,000 5.250 *
07/01/2025
252,450
1,420,000 5.250 *
07/01/2026
1,086,300
Puerto Rico Electric Power Authority Power RB, Series 2013A
(NR/NR)
1,150,000 7.000 *
07/01/2043
882,625
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB, Series AAA
(NR/NR)
$ 435,000 5.250%*
07/01/2024
$ 332,775
Puerto Rico Electric Power Authority Power Revenue Custodial
Receipts Series Prb MM (NATL) (NR/NR)
12,000,000 0.000
(c)(h)
07/01/2030
8,520,000
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD SOFR + 0.52%)
15,925,000 3.162
(e)
07/01/2029
15,698,824
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
3,250,000 5.000 *
07/01/2037
2,486,250
Puerto Rico Industrial Tourist, Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
2,185,000 6.500
01/01/2041
2,515,700
Puerto Rico Sales Tax Corp Sales Tax Revenue Restructured Bonds
Cofina, 2019 A-2A (NR/NR)
1,000,000 4.550
07/01/2040
1,003,017
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructured Bonds Series 2019A-2B (NR/NR)
11,770,000 4.550
07/01/2040
11,805,515
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
37,861,000 4.329
07/01/2040
37,866,918
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
12,318,000 0.000
(g)
07/01/2027
11,952,153
10,438,000 0.000
(g)
07/01/2029
9,514,541
22,959,000 0.000
(g)
07/01/2031
19,626,864
28,145,000 0.000
(g)
07/01/2033
22,334,732
60,964,000 0.000
(g)
07/01/2046
22,676,383
22,036,000 0.000
(g)
07/01/2051
5,986,672
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
140,519,000 4.329
07/01/2040
140,540,963
143,000 4.536
07/01/2053
136,172
23,589,000 4.784
07/01/2058
23,073,752
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
34,064,000 4.500
07/01/2034
34,067,726
13,699,000 4.750
07/01/2053
13,523,938
41,312,000 5.000
07/01/2058
41,244,967
706,363,923
Rhode Island - 0.3%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AGC) (A1/AA)
1,150,000 5.250
09/15/2042
1,251,100
850,000 5.250
09/15/2043
921,711
500,000 5.250
09/15/2044
539,475
Providence Public Buildings Authority Capital Improvement
Program Projects RB, 2024 Series A (AGM) (A1/AA)
100,000 5.250
09/15/2041
109,175
Rhode Island Health and Educational Building Corp. RB for
Cumberland Public School Financing Program Series 2023 A
(NR/AA+)
3,655,000 5.000
05/15/2048
3,834,036

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Rhode Island – (continued)
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Brown University Health Obligated
Group Issue Series 2026B Fixed Rate Mode (NR/BBB+)
$ 5,685,000 5.000%
05/15/2031
$ 6,133,802
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
3,125,000 5.250
05/15/2049
3,280,371
4,145,000 5.250
05/15/2054
4,306,215
Rhode Island Health and Educational Building Corporation Public
Schools Financing RB for Town of Cumberland Issue Series
2023 A (NR/AA+)
5,025,000 4.125
05/15/2053
4,744,724
Rhode Island Health and Educational Building Corporation Student
Housing RB PRG RI Properties Llc Senior Series 2025A
(AGM) (NR/AA)
1,050,000 5.000
07/01/2045
1,084,203
Rhode Island Housing & Mortgage Finance Corp. Homeownership
Opportunity Bonds Series 78-A (Aa1/AA+)
3,365,000 5.000
10/01/2042
3,554,823
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(NON-AMT) (GNMA COLL) (Aa1/AA+)
4,060,000 4.450
10/01/2044
4,086,206
Rhode Island Infrastructure Bank State Revolving Fund RB Series
2025A (NR/AAA)
2,105,000 5.250
10/01/2054
2,258,538
36,104,379
South Carolina - 0.9%
City of Charleston Waterworks & Sewer System Capital
Improvement RB Series 2022 (Aaa/AAA)
7,145,000 5.000
01/01/2052
7,460,018
Clemson University (Aa3/NR)
2,800,000 5.000
05/01/2050
2,959,789
Clemson University South Carolina Athletic Facilities RB Series
2025A (Aa3/NR)
1,000,000 5.000
05/01/2055
1,049,995
Lancaster County South Carolina Roselyn Residential Improvement
District Assessment RB, Series 2025 (NR/NR)
450,000 4.250
(c)
06/01/2030
452,262
550,000 6.000
(c)
06/01/2045
583,318
Piedmont Municipal Power SC Electric RB, 2004 A-2 CABS
(AMBAC) (A3/A-)
23,915,000 0.000
(g)
01/01/2027
23,541,359
Richland County at Sandhill Improvement District Refunding
Assessment RB Series 2021 (NR/NR)
205,000 3.000
(c)
11/01/2026
203,607
900,000 3.625
(c)
11/01/2031
830,546
1,165,000 3.750
(c)
11/01/2036
1,005,210
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
1,920,000 5.125
(c)
06/15/2042
1,879,155
South Carolina Jobs Economic Deveopment Authority Entrance
Feee Principal Redemption Bonds Wesley Commons Project
Series 2025B (NR/NR)
4,200,000 3.875
10/01/2030
4,202,299
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Jobs-Economic Development Authority Economic
Development RB Wofford College Project Series 2024
(NR/A-)
$ 8,350,000 5.000%
04/01/2034
$ 9,227,025
South Carolina Jobs-Economic Development Authority Educational
Facilities RB Polaris Tech Charter School Project Series 2022A
(Tax Exempt) (NR/NR)
1,630,000 4.625
(c)
06/15/2032
1,617,429
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
4,125,000 4.000
11/01/2042
4,023,710
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group, Series
2024A (A1/A+)
4,850,000 5.250
11/01/2044
5,284,692
South Carolina Jobs-Economic Development Authority Solid
Waste Disposal RB for Enerra South Carolina Project Series
2024 (Aa1/NR) (PUTABLE)
6,500,000 3.700
(a)(b)(c)
12/15/2027
6,497,042
South Carolina Ports Authority RB Series 2018 (A1/A+)
3,750,000 5.000
07/01/2037
3,835,295
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (A3/A-)
10,000,000 5.750
12/01/2047
10,843,887
South Carolina Public Service Authority Revenue Refunding
Obligations Santee Cooper Consisting of Series 2024-B
(Tax-Exempt) (A3/A-)
5,400,000 4.125
12/01/2044
5,363,078
South Carolina State Housing Finance and Development Authority
Mortgage RB Series 2026 B-1 (NON-AMT) (Aaa/NR)
3,425,000 4.625
07/01/2046
3,436,210
South Carolina State Housing Finance and Development
Authority Mortgage RB, Series 2025 B
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
5,970,000 5.000
07/01/2050
6,134,524
South Carolina State Housing Finance And Development Authority
Multifamily Housing RB Oak Grove Apartments Series 2025
(Aa1/NR)
1,125,000 3.150
(a)(b)
11/01/2043
1,128,639
South Carolina State Housing Finance and Development Authority
Multifamily Housing RB Poplar Square Apartments Project
Series 2025 (Aa1/NR)
1,125,000 5.000
(a)(b)
04/01/2028
1,141,901
1,120,000 5.000
(a)(b)
11/01/2028
1,150,249
South Carolina State Public Service Authority Revenue Refunding
Obligations 2016 A (A3/A-)
3,245,000 5.000
12/01/2037
3,247,859
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
500,000 5.000
04/15/2032
535,137
500,000 5.000
04/15/2033
533,527
500,000 5.000
04/15/2034
531,774
525,000 5.000
04/15/2035
557,267
600,000 4.000
04/15/2036
607,615
550,000 4.000
04/15/2037
553,842
525,000 4.000
04/15/2038
527,006
700,000 4.000
04/15/2039
699,142

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA) – (continued)
$ 750,000 4.000%
04/15/2040
$ 742,774
112,387,182
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
650,000 4.000
08/01/2041
593,231
1,200,000 4.000
08/01/2051
984,442
1,577,673
Tennessee - 0.4%
Greeneville Health & Educational Facilities Board RB for Ballad
Health Obligated Group Series 2018 A (A3/A-)
1,800,000 4.000
07/01/2040
1,731,223
Health, Educational and Housing Facility Board of The
County of Knox Student Housing RB Series 2024A-1
(Tax-Exempt) (BAM) (NR/AA)
1,250,000 5.250
07/01/2049
1,307,848
1,000,000 5.500
07/01/2054
1,051,895
Knoxville's Community Development Corporation Collateralized
Multifamily Housing Bonds Scenic View at Hardin Valley
Project Series 2024 (HUD SECT 8) (NR/AA+) (PUTABLE)
2,250,000 3.500
(a)(b)
12/01/2029
2,266,449
Metropolitan Government Nashville & Davidson County Health
& Educational Facilities Board RB for Vanderbilt University
Medical Center Series 2016 A (NR/A)
700,000 5.000
07/01/2046
700,000
Metropolitan Nashville Airport Authority Airport Improvement RB
Refunding Series 2026D (NR/AA-)
1,625,000 5.000
07/01/2041
1,768,304
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2022B (AMT) (A1/NR)
1,700,000 5.000
07/01/2026
1,700,000
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2026B (NR/AA-)
2,050,000 5.000
07/01/2041
2,230,784
Nashville Metropolitan Development & Housing Agency RB for
Fifth+ Broadway Development Project Series 2018 (NR/NR)
250,000 4.500
(c)
06/01/2028
253,202
Oak Ridge Housing Authority Multifamily Housing RB
(Oak Ridge Redevelopment), Series 2025 (Aa1/NR)
4,240,000 3.200
(a)(b)
12/01/2044
4,251,451
Tennergy Corp. Gas Supply RB Series 2024 Sub-Series 2024A
(Aa1/NR)
14,250,000 5.000
(a)(b)
10/01/2054
15,061,027
Tennessee Housing Development Agency Residential Finance
Program Bonds Issue 2025-2A (NON-AMT) (Aa1/AA+)
1,300,000 4.850
07/01/2040
1,360,805
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County Tennessee
Multifamily Housing RB Burning Tree Apartments Project
Series 2025 (FHA 221(D)(4)) (Aa1/NR)
1,775,000 5.000
(a)(b)
10/01/2028
1,818,025
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County Tennessee
Multifamily Housing RB Eastpoint Flats Series 2026 Tn
(Aa1/NR)
3,100,000 3.050
(a)(b)
01/01/2045
3,100,610
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee – (continued)
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County, Tennessee
Multifamily Housing RB Trinity Flats Apartments Series
2024B (Aa1/NR)
$ 1,360,000 3.650%
(a)(b)
10/01/2046
$ 1,372,676
The Health Educational and Housing Facility Board of he County
of Shelby Tennessee Health Care Revenue Refunding
Bonds Baptist Memorial Health Care Series 2025B
(NR/A-) (PUTABLE)
3,715,000 5.000
(a)(b)
09/01/2044
3,955,632
The Health Educational and Housing Facility Board of The
City of Chattanooga Tennessee Collateralized Multifamily
Housing Bonds Espero Chattanooga Project Series 2023
(HUD SECT 8) (Aa1/NR)
360,000 3.000
(a)(b)
12/01/2043
360,201
The Health Educational and Housing Facility Board of The
County of Shelby Tn Baptist Memorial Health Care
Health Care Revenue Refunding Bonds Series 2026B
(Fixed Rate Mode) (NR/A-)
5,250,000 5.000
09/01/2046
5,529,657
The Sports Authority of The County of Hamilton and The City of
Chattanooga Public Facility RB for Stadium Project Series
2024A (NR/AAA)
1,750,000 5.750
12/01/2050
1,941,037
2,520,000 6.000
12/01/2055
2,831,793
54,592,619
Texas - 9.4%
Aldine independent School District Harris County Texas UT
Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
2,500,000 3.000
02/15/2042
2,212,556
Aldine Independent School District Harris County Texas UT
School Building and Refunding Bonds Series 2024B
(PSF-GTD) (Aaa/AAA)
3,975,000 4.000
02/15/2054
3,655,144
Argyle Special Assessment RB for Waterbrook of Argyle Public
Improvement District Project Series 2018 (NR/NR)
2,750,000 5.250
(c)
09/01/2047
2,763,323
Arlington Higher Education Finance Corp. Education RB Basis
Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
925,000 4.250
(c)
06/15/2039
896,615
830,000 4.500
(c)
06/15/2044
793,075
915,000 4.750
(c)
06/15/2049
854,236
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
1,425,000 5.625 *
08/15/2052
498,750
Arlington Higher Education Finance Corp. Great Hearts America -
Texas Education RB Series 2024A (Ba1/NR)
1,050,000 4.500
08/15/2039
1,039,787
1,075,000 4.750
08/15/2044
1,048,996
750,000 5.000
08/15/2049
728,142
Arlington Higher Education Finance Corp. Harmony Public
Schools Education RB Series 2024 (PSF-GTD) (NR/AAA)
8,000,000 4.000
02/15/2049
7,286,850
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB)
190,000 5.000
08/15/2026
190,124
200,000 5.000
08/15/2027
201,970
80,000 5.000
08/15/2028
81,444
160,000 4.000
08/15/2029
158,708

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB) – (continued)
$ 165,000 4.000%
08/15/2030
$ 162,766
180,000 4.000
08/15/2031
176,364
Arlington Higher Education Finance Corporation Education RB
Logos Preparatory Academy Series 2026 (NR/NR)
3,700,000 5.000
(c)
06/01/2040
3,528,361
3,000,000 6.000
(c)
06/01/2046
3,021,184
Arlington Independent School District UT School Building and
Refunding Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,125,000 5.000
02/15/2027
1,142,467
Austin Community College District Limited Tax Bonds Series 2023
(Aa1/AA+)
3,750,000 5.250
08/01/2053
3,948,234
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RB Refunding Series 2017 A (NR/BB+)
1,355,000 5.000
01/01/2029
1,360,687
Austin Independent School District UT School Building Bonds
Series 2023 (NON-PSF) (Aaa/NR)
5,670,000 5.000
08/01/2043
6,109,107
Bastrop County, Special Assessment RB, Series 2023 Double
Eagle Ranch Public Improvement District Improvement Area 1
Project (NR/NR)
1,000,000 5.250
(c)
09/01/2043
1,032,979
Bastrop County, Special Assessment RB, Series 2024 Double Eagle
Ranch Public Improvement District Improvement Area #2
Project (NR/NR)
225,000 4.500
09/01/2031
230,207
Bastrop Independent School District A Political Subdivision of The
State of Texas Located in Bastrop County Texas UT School
Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
2,000,000 5.000
02/15/2053
2,062,760
Baytown Municipal Development District Combination Limited
Sales Tax Revenue and 3rd Lien Hotel RB Series 2021C
(NR/AA-)
1,590,000 5.000
10/01/2040
1,630,265
Bexar Management and Development Corp. Multifamily Housing
RB for Hill View Heights Apartments Series 2024 (Aa1/NR)
4,325,000 3.020
(a)(b)
05/10/2045
4,333,140
Board  of Regents  Texas State University System Revenue
Financing System Refunding Bonds  Series 2026C
(Forward Delivery) (Aa2/NR)
2,250,000 5.000
(f)
03/15/2031
2,422,423
Boerne Independent School District A Political Subdivision of The
State of Texas Located In Kendall Bexar and Comal Counties
Texas Fixed and Variable Rate Unlimited Tax School Building
Bonds Series 2024 (PSF-GTD) (Aaa/NR)
3,075,000 4.000
(a)(b)
02/01/2054
3,132,421
Carrollton-Farmers Branch Independent School District UT School
Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,925,000 5.000
02/15/2027
1,954,168
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2020 A (A2/A+)
645,000 5.000
01/01/2037
680,325
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2021D (A2/A+)
2,330,000 3.000
01/01/2046
1,829,269
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth
International Airport Joint RR Bonds Series 2023C (A1/AA-)
$ 4,300,000 5.000%
11/01/2030
$ 4,630,523
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth
International Airport, Joint RR and Improvement Bonds,
Series 2023B (A1/AA-)
1,000,000 5.000
11/01/2042
1,082,985
City of  Alvarado, Texas A Municipal Corporation of  The State
of  Texas Located In Johnson County Special Assessment  RB,
Series 2025 (NR/NR)
359,000 4.500
(c)
09/01/2032
365,713
City of  Balch Springs, Texas Special Assessment  RB, Series 2025
(NR/NR)
349,000 4.625
(c)
09/15/2032
358,151
715,000 5.625
(c)
09/15/2045
751,297
City of  Blue Ridge, Texas, Special Assessment  RB, Series 2025
(NR/NR)
338,000 4.500
(c)
09/15/2032
344,903
City of  Boyd Texas A Municipal Corporation of  The State
of  Texas Located in Wise County Special Assessment  RB,
Series 2025 (NR/NR)
564,000 4.500
(c)
09/15/2032
576,434
City of Anna Special Assessment Bonds for Hurricane Creek
Public Improvement District Project Series 2019 (NR/NR)
5,000 5.750
(c)
09/01/2029
5,171
City of Anna Special Assessment Bonds for Sherley Tract Public
Improvement District No. 2 Series 2021 (NR/NR)
100,000 3.250
(c)
09/15/2026
99,882
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
1,402,000 5.750
(c)
09/01/2042
1,500,145
City of Anna Special Assessment RB for Meadow Vista Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
305,000 4.875
(c)
09/15/2031
310,093
400,000 5.500
(c)
09/15/2044
413,878
City of Anna Special Assessment RB for Woods at Lindsey Place
Public and District Improvement Area #1 Project Series 2023
(NR/NR)
781,000 5.625
(c)
09/15/2043
822,062
City of Anna Texas A Municipal Corporation of The State of Texas
Located In Collin County Special Assessment RB Series 2025
(NR/NR)
1,002,000 4.250
09/15/2035
1,014,852
302,000 4.500
(c)
09/15/2035
304,369
1,681,000 5.200
09/15/2045
1,720,144
700,000 5.500
(c)
09/15/2045
723,818
City of Anna Texas A Municipal Corporation of The State of Texas
Located In Collin County Special Assessment RB Series 2026
(NR/NR)
889,000 4.500
(c)
09/01/2036
902,130
1,300,000 4.000
(c)
09/15/2036
1,280,181
1,000,000 4.500
(f)
09/15/2036
1,001,457
1,194,000 5.625
(c)
09/01/2046
1,221,477
1,000,000 5.375
(f)
09/15/2046
1,003,582
City of Anna Texas Special Assessment RB Series 2026 Sherley
Tract Public Improvement District No. 2 Improvement Areas
#2-4 Projects (NR/NR)
920,000 4.625
(c)
09/15/2036
919,974

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Aransas Pass Texas A Municipal Corporation of The State
of Texas Located In Aransas County Nueces County and San
Patricio County Special Assessment RB Series 2026 (NR/NR)
$ 643,000 4.750%
09/01/2036
$ 644,983
City of Aubrey Special Assessment RB for Aubrey Public
Improvement District No. 1 Project Series 2023 (NR/NR)
725,000 5.000
(c)
09/01/2030
740,503
City of Aubrey Special Assessment RB for Jackson Ridge Public
Improvement District Project Series 2022 (NR/NR)
690,000 5.250
(c)
09/01/2032
717,743
City of Aubrey Special Assessment
Revenue Refunding Bonds Series 2024
1,350,000 5.000
09/01/2037
1,474,908
1,250,000 5.000
09/01/2045
1,313,001
City of Aubrey Texas A Municipal Corp. of The State of Texas
Located In Denton County Special Assessment RB Series 2025
(NR/NR)
400,000 4.375
(c)
12/31/2030
401,992
550,000 4.625
(c)
12/31/2035
561,494
City of Austin Airport System RB Series 2019B (AMT) (A1/A+)
4,000,000 5.000
11/15/2031
4,229,981
City of Austin RB for Airport System Series 2019 B (A1/A+)
1,980,000 5.000
11/15/2032
2,089,636
City of Austin Special Assessment RB for Estancia Hill Country
Public Improvement District Series 2018 (NR/NR)
1,885,000 4.000
(c)
11/01/2028
1,886,925
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Improvement Area #3 Series 2024
(NR/NR)
560,000 5.000
(c)
11/01/2044
568,178
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Project Series 2022 (NR/NR)
777,000 5.375
(c)
11/01/2042
809,336
City of Austin Texas A Municipal Corporation of the State of Texas
Located In Travis Williamson and Hays Counties Special
Assessment RB Series 2026 Estancia Hill Country Public
Improvement District Improvement Area #3 Project (NR/NR)
3,700,000 4.125
(c)
11/01/2034
3,712,665
City of Austin Water & Wastewater System Revenue Refunding
Bonds Series 2022 (Aa2/AA)
1,300,000 5.000
11/15/2038
1,420,373
2,250,000 5.000
11/15/2039
2,446,498
2,000,000 5.000
11/15/2040
2,165,482
City of Bastrop Texas A Municipal Corp. of The State of Texas
Located In Bastrop County Special Assessment RB Series
2025 (NR/NR)
493,000 4.250
(c)
09/01/2030
498,387
608,000 4.625
(c)
09/01/2035
630,929
621,000 5.375
(c)
09/01/2045
639,449
City of Beaumont Waterworks and Sewer System RB Series 2024
(BAM) (A1/AA)
525,000 5.000
09/01/2041
568,583
1,300,000 5.000
09/01/2042
1,404,151
1,000,000 5.000
09/01/2044
1,070,059
City of Boyd Special Assessment RB, Series 2024
(City of Boyd Public Improvement District No. 1 Improvement
Area #1 Project) (NR/NR)
1,405,000 5.500
(c)
09/15/2053
1,422,238
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Buda Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2025
(NR/NR)
$ 1,500,000 5.875%
(c)
09/01/2045
$ 1,542,378
City of Buda Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
900,000 5.750
(c)
09/01/2033
915,493
City of Caddo Mills Texas A Municipal Corporation of The State of
Texas Located In Hunt County Special Assessment RB Series
2026 Preserve At Brushy Creek Public Improvement District
Improvement Area #1 Project (NR/NR)
441,000 4.375
09/15/2036
441,472
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2020 (NR/NR)
140,000 3.125
(c)
09/01/2030
134,206
180,000 3.250
(c)
09/01/2030
174,272
355,000 4.000
(c)
09/01/2040
328,341
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2021 (NR/NR)
44,000 2.500
(c)
09/01/2026
43,890
158,000 3.000
(c)
09/01/2031
146,899
329,000 3.375
(c)
09/01/2041
276,450
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
430,000 4.625
(c)
09/01/2032
432,649
704,000 4.875
(c)
09/01/2042
710,538
City of Celina Special Assessment RB for Chalk Hill Public
Improvement District No. 2 Phases #2-3 Direct Improvement
Project Series 2023 (NR/NR)
767,000 5.750
(c)
09/01/2043
792,300
City of Celina Special Assessment RB for Hillside Public
Improvement District Series 2022 (NR/NR)
118,000 2.750
(c)
09/01/2027
115,919
432,000 3.125
(c)
09/01/2032
407,368
City of Celina Special Assessment RB for North Sky Public
Improvement District Project Series 2023 (NR/NR)
812,000 5.375
09/01/2043
844,188
1,006,000 5.625
09/01/2052
1,021,409
1,000,000 6.125
(c)
09/01/2052
1,020,893
City of Celina Special Assessment RB for Parks at Wilson Creek
Series 2021 (NR/NR)
265,000 3.250
(c)
09/01/2031
251,630
City of Celina Special Assessment RB for Parvin Public
Improvement District Project Series 2023 (NR/NR)
459,000 5.750
(c)
09/01/2030
475,751
City of Celina Special Assessment RB for Ten Mile Creek Public
Improvement District Project Series 2023 (NR/NR)
395,000 4.750
(c)
09/01/2030
401,001
135,000 5.500
(c)
09/01/2030
137,061
1,169,000 5.500
(c)
09/01/2042
1,229,724
City of Celina Special Assessment RB for Wells South Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
255,000 4.875
(c)
09/01/2032
263,915
495,000 5.500
(c)
09/01/2042
517,608
City of Celina Special Assessment RB Series 2022 (NR/NR)
96,000 2.875
(c)
09/01/2027
94,442
250,000 3.250
(c)
09/01/2032
236,515
235,000 3.625
(c)
09/01/2032
227,059

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB Series 2022
(NR/NR) – (continued)
$ 1,175,000 3.500%
(c)
09/01/2042
$ 996,412
City of Celina Texas A Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (NR/NR)
475,000 5.500
(c)
09/01/2044
492,032
City of Celina Texas A Municipal Corp. of The State of Texas
Located In Collin and Denton Counties Special Assessment
RB Series 2025 (NR/NR)
205,000 4.350
(c)
09/01/2030
206,360
340,000 4.600
(c)
09/01/2035
346,844
City of Celina Texas A Municipal Corp. of The State of Texas
Located In Collin and Denton Counties Special Assessment
Revenue Refunding and Improvement Bonds Series 2025
(AGC) (NR/AA)
1,250,000 5.000
09/01/2045
1,285,009
3,965,000 4.750
09/01/2049
3,983,146
City of Celina Texas A Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
Revenue Refunding and Improvement Bonds, Series 2025
3,700,000 4.750
09/01/2054
3,697,610
City of Celina Texas A Municipal Corporation of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2025 (NR/NR)
543,000 4.750
09/01/2035
546,792
City of Celina Texas A Municipal Corporation of The State of Texas
Located In Collin and Denton Counties Special Assessment
RB Series 2025 (NR/NR)
450,000 5.875
09/01/2045
461,409
City of Celina Texas A Municipal Corporation of The State of Texas
Located In Collin and Denton Counties Special Assessment
RB Series 2026 (NR/NR)
455,000 4.125
09/01/2036
458,296
986,000 5.375
(c)
09/01/2053
997,587
City of Celina Texas A Municipal Corporation of The State
of Texas Located In Collin and Denton Counties Special
Assessment RB Series 2026 Mosaic Public Improvement
District Improvement Area #2B Project (NR/NR)
722,000 5.250
(c)
09/01/2046
728,468
1,000,000 5.625
(c)
09/01/2054
1,011,534
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1 Project
Series 2016 (NR/NR)
80,000 4.200
09/01/2027
80,053
570,000 4.800
09/01/2037
570,549
47,000 5.250
09/01/2046
47,039
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1B Project
Series 2018 (NR/NR)
300,000 5.375
(c)
09/01/2038
305,372
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#2 Project
Series 2018 (NR/NR)
242,000 5.000
09/01/2028
245,507
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Phase #1B Project Series
2024 (NR/NR)
360,000 5.125
(c)
09/01/2044
371,985
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for
North Sky Public Improvement District Improvement Area
#1B Project Series 2024 (NR/NR)
$ 270,000 4.250%
09/01/2031
$ 266,293
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
375,000 4.625
(c)
09/01/2032
378,211
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Improvement Area 1 Project (NR/NR)
1,524,000 5.375
(c)
09/01/2043
1,584,411
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Major Improvement Area Project (NR/NR)
131,000 5.000
(c)
09/01/2030
132,978
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area 1 Project
(BAM) (NR/AA)
809,000 5.000
09/01/2038
855,746
875,000 5.000
09/01/2045
899,506
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area Project
(BAM) (NR/AA)
2,092,000 5.000
09/01/2034
2,252,285
1,550,000 5.000
09/01/2037
1,646,261
1,092,000 5.000
09/01/2040
1,146,303
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Major Improvement Area Project (BAM) (NR/AA)
1,000,000 5.000
09/01/2038
1,057,783
2,539,000 5.000
09/01/2045
2,610,109
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Neighborhood Improvement Area #1 Project
(BAM) (NR/AA)
713,000 5.000
09/01/2038
754,199
2,079,000 5.000
09/01/2045
2,137,227
City of Celinac Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
50,000 3.250
(c)
09/01/2026
49,936
185,000 3.750
(c)
09/01/2031
180,239
City of Corpus Christi Special Assessment RB for Whitecap Public
Improvement District No. 1 Improvement Area #1 Project
Series 2024 (NR/NR)
500,000 5.375
09/15/2031
517,583
City of Crandall Cartwright Ranch Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
109,000 3.375
(c)
09/15/2026
108,957
409,000 4.000
(c)
09/15/2031
410,313
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
260,000 5.375
(c)
09/15/2027
262,243
City of Crandall Texas A Municipal Corp. of The State of Texas
Located In Kaufman County Special Assessment RB Series
2025 (NR/NR)
700,000 4.250
(c)
09/15/2030
705,259

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Crandall Texas A Municipal Corporation of The State of
Texas Located In Kaufman County Special Assessment RB
Series 2025 (NR/NR)
$ 1,000,000 4.250%
(c)
09/15/2035
$ 1,004,851
750,000 5.250
(c)
09/15/2045
763,782
City of Dallas Fort Worth International Airport Joint Revenue
Refunding Bonds Series 2021A (A1/NR)
3,975,000 4.000
11/01/2039
3,996,702
City of Dallas fort Worth International Airport Joint Revenue
Refunding Bonds Series 2021B (NON-AMT) (A1/NR)
6,240,000 4.000
11/01/2045
6,054,417
City of Dallas fort Worth International Airport Joint Revenue
Refunding Bonds Series 2023C (A1/AA-)
6,400,000 5.000
11/01/2026
6,443,718
City of Dallas Housing Finance Corp. Multifamily Housing RB for
The Mondello Series 2024 (FHA 221(D4)) (Aa1/NR)
1,065,000 5.000
(a)(b)
08/01/2027
1,066,607
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Waterford at Goldmark Series 2024 (Aa1/NR)
3,335,000 3.300
(a)(b)
01/01/2043
3,349,394
City of Dallas Housing Finance Corp. Multifamily Housing
Revenue Notes for Estates at Ferguson Series 2023 (Aa1/NR)
1,725,000 5.000
(a)(b)
07/01/2042
1,743,088
City of Dallas International Airport Joint Revenue Refunding
Bonds Series 2022B (A1/AA-)
4,000,000 4.000
11/01/2041
4,032,999
City of Dallas TexasDallas Denton Collin and Rockwall Counties
Waterworks and Sewer System Revenue Refunding Bonds
Taxable Series 2016A/ 2016B (NR/AAA)
1,500,000 5.000
10/01/2041
1,504,614
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
182,000 4.625
(c)
09/01/2027
182,982
268,000 4.875
(c)
09/01/2032
277,258
765,000 5.125
(c)
09/01/2042
777,326
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024A (NR/NR)
694,000 4.500
(c)
09/01/2031
700,862
1,220,000 5.375
(c)
09/01/2044
1,257,740
City of Dayton Texas A Municipal Corporation of The State of
Texas Located in Liberty County Special Assessment RB
Series 2025 (NR/NR)
1,373,000 4.125
(c)
09/01/2035
1,376,408
800,000 5.250
(c)
09/01/2045
816,810
City of Decatur a Municipal Corporation of The State of Texas
Located In Wise County Special Assessment RB for Vista
Park Public Improvement District No. 1 Improvement Area #1
Project Series 2023 (NR/NR)
356,000 5.750
(c)
09/15/2030
369,462
City of Decatur, Texas,
400,000 4.750
(c)
09/15/2035
411,458
172,000 5.375
(c)
09/15/2035
175,502
City of Decatur, Texas,
400,000 4.500
(c)
09/15/2030
403,261
City of Denton Texas Certificates of Obligation Series 2024
(NR/AA+)
13,085,000 4.000
02/15/2042
13,116,691
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Denton Texas Certificates of Obligation Series 2024
(NR/AA+) – (continued)
$ 13,620,000 4.000%
02/15/2043
$ 13,583,413
2,645,000 4.125
02/15/2050
2,489,709
City of Dorchester Texas Special Assessment RB for Cottonwood
Public Improvement District Improvement Area #1 Project
Series 2024 (NR/NR)
350,000 5.250
(c)
09/15/2031
351,415
City of Dripping Springs Special Assessment RB for Heritage
Public Improvement District Improvement Area #2 Project
Series 2024 (NR/NR)
596,000 5.000
(c)
09/01/2044
606,410
City of Dripping Springs Texas A Municipal Corporation of The
State of Texas Located In Hays County Special Assessment RB
Series 2025 (NR/NR)
509,000 5.375
09/01/2045
520,107
City of Dripping Springs, Hays County Special Assessment
RB, Series 2023 Heritage Public Improvement District
Improvement Area 1 Project (NR/NR)
1,000,000 5.375
(c)
09/01/2043
1,026,629
City of Elmendorf Hickory Ridge Public Improvement District
Special Assessment Bond for Improvement Area No. 1 Series
2021 (NR/NR)
181,000 2.875
(c)
09/01/2026
180,676
398,000 3.375
(c)
09/01/2031
370,744
1,206,000 3.750
(c)
09/01/2041
1,039,226
City of Ennis Texas A Municipal Corporation of The State of Texas
Located In Ellis County Special Assessment RB Series 2025
(NR/NR)
810,000 5.250
(c)
09/15/2045
831,303
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
171,000 3.375
(c)
08/15/2030
164,868
City of Fate Special Assessment RB for Monterra Public
Improvement District Improvement Area #2 Project Series
2024 (NR/NR)
568,000 4.500
(c)
08/15/2031
570,795
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
159,000 2.750
(c)
08/15/2026
158,765
612,000 3.375
(c)
08/15/2031
581,698
846,000 3.750
(c)
08/15/2041
773,960
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
216,000 4.875
(c)
08/15/2027
216,759
778,000 5.250
(c)
08/15/2032
812,386
1,300,000 5.875
(c)
08/15/2042
1,340,885
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
260,000 3.500
(c)
08/15/2029
254,943
1,905,000 4.000
(c)
08/15/2039
1,820,212
1,825,000 4.250
(c)
08/15/2049
1,641,049
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
295,000 4.000
(c)
08/15/2032
296,777
1,129,000 4.250
(c)
08/15/2042
1,117,773

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment Refunding for Williamsburg
Public Improvement District No. 1 Project Series 2019
(BAM) (NR/AA)
$ 165,000 4.000%
08/15/2028
$ 168,028
170,000 4.000
08/15/2029
173,716
925,000 3.000
08/15/2034
895,642
City of Fate, Rockwall County Special Assessment RB, Series 2023
Williamsburg Public Improvement District No. 1 Phase 3B
(NR/NR)
314,000 4.250
(c)
08/15/2030
317,650
City of Fort Worth Texas A Municipal Corp. of The State of Texas
Located In Tarrant Denton Parker Johnson and Wise Counties
Special Assessment RB Series 2024 Project (BAM) (NR/AA)
684,000 4.000
09/01/2036
699,382
1,071,000 4.125
09/01/2039
1,090,425
1,162,000 4.250
09/01/2041
1,183,591
City of Galveston Wharves and Terminal First Lien RB Series
2024A (NR/A)
750,000 5.250
08/01/2039
807,589
625,000 5.500
08/01/2040
681,825
600,000 5.500
08/01/2041
651,503
1,750,000 5.500
08/01/2044
1,876,178
City of Garland Electric Utility System Refunding RB New Series
2024 (AGC) (A1/AA)
500,000 5.000
03/01/2041
544,068
1,170,000 5.000
03/01/2042
1,269,615
City of Garland Texas Dallas Collin and Rockwall Counties
Electric Utility System Revenue Refunding Bonds New, Series
2024 (AGM) (A1/AA)
500,000 5.000
03/01/2040
545,822
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
92,000 3.625
(c)
09/15/2027
92,054
409,000 3.875
(c)
09/15/2032
410,729
City of Georgetown Texas A Municipal Corporation of The State of
Texas Located In Williamson County Special Assessment RB
Series 2026 (NR/NR)
631,000 4.375
(c)
09/15/2036
635,003
City of Granbury Texas A Municipal Corporation of The State of
Texas Located in Hood County Special Assessment RB, Series
2025 (NR/NR)
379,000 6.250
09/15/2030
387,653
627,000 6.500
09/15/2035
658,274
City of Gunter Texas A Municipal Corp. of The State of Texas
Located In Grayson County Special Assessment RB Series
2025 (NR/NR)
285,000 4.500
(c)
09/15/2032
288,756
772,000 5.500
(c)
09/15/2045
801,149
City of Gunter Texas A Municipal Corporation of The State of
Texas Located In Grayson County Special Assessment RB
Series 2026 (NR/NR)
635,000 4.500
(f)
09/15/2036
636,506
City of Hackberry Special Assessment RB for Riverdale Lake
Public Improvement District No. 2 Phases 4-6 Project Series
2017 (NR/NR)
150,000 4.125
09/01/2027
150,453
1,350,000 4.625
09/01/2037
1,352,397
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for
Hackberry Public Improvement District No. 3 Phases No. 13-
16 Project Series 2017 (NR/NR)
$ 255,000 4.500%
09/01/2027
$ 256,353
1,800,000 4.500
09/01/2037
1,802,088
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-)
460,000 4.000
09/01/2026
460,132
480,000 4.000
09/01/2027
482,577
City of Haslet Special Assessment RB for Haslet Public
Improvement District Series 2021 (NR/NR)
256,000 3.250
(c)
09/01/2031
236,913
1,271,000 3.625
(c)
09/01/2041
1,103,000
City of Haslet Special Assessment RB Refunding for Haslet Public
Improvement District No. 5 1 Project Series 2019 (NR/NR)
274,000 3.625
(c)
09/01/2029
269,170
785,000 4.125
(c)
09/01/2039
754,866
City of Horseshoe Bay Special Assessment Refunding Bonds for
Public Improvement District Series 2020 (NR/NR)
634,000 3.000
10/01/2030
600,019
431,000 3.250
10/01/2033
395,779
City of Houston Airport System Special Facilities RB for United
Airlines Inc. Airport Improvement Projects Series 2018C
(AMT) (NR/BB+)
3,650,000 5.000
07/15/2028
3,749,086
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB+)
2,125,000 5.000
07/15/2028
2,182,687
City of Houston Airport System Subordinate Lien Revenue and
Refunding Bonds Series 2023A (AMT) (AGM) (A1/AA)
4,000,000 5.250
07/01/2053
4,161,067
City of Houston Airport System Subordinate Lien Revenue
Refunding Bonds Series 2018D (A1/NR)
1,655,000 5.000
07/01/2032
1,727,728
City of Houston Airport System Subordinate Lien Revenue
Refunding Bonds Series 2020A (AMT) (A1/A+)
1,000,000 4.000
07/01/2047
926,976
City of Houston Higher Education Finance Corp. University RB
Houston Christian University Project Series 2025 (NR/BBB-)
3,675,000 5.250
10/01/2054
3,657,106
City of Houston Texas Airport System Special Facilities RB United
Airlines Inc. Catering Options Facility Project Series 2026
AMT (NR/BB+)
10,375,000 5.500
07/15/2035
11,212,915
City of Houston Texas Airport System Special Facilities RB United
Airlines Inc. Ground Services Equipment Facility Project
Series 2026 AMT (NR/BB+)
2,500,000 5.500
07/15/2036
2,712,741
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2024A (Aa2/NR)
8,750,000 5.000
11/15/2026
8,828,440
8,750,000 5.000
11/15/2027
9,054,762
City of Houston Texas Convention & Entertainment Facilities
Department First Lien Hotel Occupancy Tax and Special
Revenue and Refunding Bonds Series 2026C (AGM) (NR/AA)
7,000,000 5.250
09/01/2051
7,503,633

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Houston Texas Convention & Entertainment Facilities
Department First Lien Hotel Occupancy Tax and Special
Revenue and Refunding Bonds Series 2026C (NR/A-)
$ 10,000,000 5.250%
09/01/2051
$ 10,634,969
City of Houston Texas Convention & Entertainment Facilities
Department Second Lien Hotel Occupancy Tax and Special
RB Series 2026D (AGM) (NR/AA)
2,000,000 5.250
09/01/2051
2,109,814
City of Houston, Texas Airport System Subordinate Lien RR Bonds
Series 2018D (A1/NR)
2,220,000 5.000
07/01/2031
2,318,196
City of Houston, Texas Airport System, Subordinate Lien Revenue
and Refunding Bonds, Series 2018B (NON-AMT) (A1/NR)
1,660,000 5.000
07/01/2030
1,733,235
City of Huntsville Special Assessment RB for The Reserves of
Huntsville Public Improvement District Series 2024 (NR/NR)
351,000 4.500
(c)
09/15/2031
356,344
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
206,000 3.250
(c)
09/01/2031
195,058
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
360,000 3.125
(c)
09/01/2031
342,824
939,000 3.500
(c)
09/01/2041
818,926
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
114,000 2.750
(c)
09/01/2026
113,773
392,000 3.500
(c)
09/01/2031
375,136
900,000 3.875
(c)
09/01/2041
836,070
City of Hutto Special Assessment RB for Emory Crossing Public
Improvement District Improvement Area #2 Project Series
2023 (NR/NR)
264,000 4.500
(c)
09/01/2030
268,355
859,000 5.250
(c)
09/01/2043
888,528
City of Hutto Texas A Municipal Corp. of The State of Texas
Located In Williamson County Special Assessment RB Series
2025 (NR/NR)
274,000 4.125
(c)
09/01/2030
275,905
783,000 4.125
(c)
09/01/2032
788,099
410,000 4.375
(c)
09/01/2035
417,343
City of Hutto Texas A Municipal Corporation of The State of Texas
Located In Williamson County Special Assessment RB Series
2026 (NR/NR)
651,000 4.375
(c)
09/01/2036
653,541
471,000 5.250
(c)
09/01/2046
472,825
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019
(NR/BBB+)
150,000 5.000
08/15/2026
150,150
100,000 5.000
08/15/2027
101,304
125,000 5.000
08/15/2028
128,025
150,000 5.000
08/15/2029
154,815
200,000 5.000
08/15/2030
206,041
280,000 5.000
08/15/2032
286,917
300,000 5.000
08/15/2034
306,955
175,000 5.000
08/15/2035
178,762
250,000 5.000
08/15/2036
254,593
250,000 5.000
08/15/2037
253,696
300,000 5.000
08/15/2038
303,972
300,000 5.000
08/15/2039
302,846
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Josephine Texas A Municipal Corporation of The State
of Texas Located In Collin and Hunt Counties Special
Assessment RB Series 2026 (NR/NR)
$ 852,000 4.375%
(c)
09/15/2036
$ 856,331
City of Justin Special Assessment for Timberbrook Public
Improvement District No. 1 Series 2021 (NR/NR)
134,000 2.500
(c)
09/01/2026
133,678
729,000 3.000
(c)
09/01/2031
689,371
1,484,000 3.375
(c)
09/01/2041
1,248,383
City of Justin Texas A Municipal Corporation of The State of Texas
Located in Denton County Special Assessment RB Series 2025
(NR/NR)
407,000 4.625
(c)
09/01/2035
412,703
City of Justin Texas A Municipal Corporation of The State of Texas
Located In Denton County Special Assessment RB, Series
2025 (NR/NR)
662,000 5.875
(c)
09/01/2045
702,745
City of Justin Texas Special Assessment RB Series 2024
Timberbrook Public Improvement District No. 2 Improvement
Area #1 Project (NR/NR)
264,000 4.500
(c)
09/01/2031
268,763
578,000 5.500
(c)
09/01/2044
608,638
City of Kaufman Special Assessment for Public Improvement
District No. 1 Phases#1 Series 2021 (NR/NR)
80,000 2.625
(c)
09/15/2026
79,786
230,000 3.125
(c)
09/15/2031
211,994
City of Kaufman Special Assessment RB for Kaufman Public
Improvement District Project Series 2022 (NR/NR)
722,000 5.625
(c)
09/15/2042
746,497
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
519,000 4.375
(c)
09/01/2028
523,847
750,000 4.500
(c)
09/01/2033
768,679
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
431,000 3.375
(c)
09/01/2031
416,176
628,000 3.750
(c)
09/01/2041
575,494
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2019 (NR/NR)
1,180,000 4.750
(c)
09/01/2044
1,182,004
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2020 (NR/NR)
610,000 3.125
(c)
09/01/2030
568,357
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Area #1 Project Series 2022 (NR/NR)
1,000,000 4.125
(c)
09/01/2041
965,769
City of Kyle Special Assessment RB for Southwest Kyle Public
Improvement District No. 1 Series 2019 (NR/NR)
160,000 4.250
(c)
09/01/2029
160,978
1,000,000 4.875
(c)
09/01/2044
1,009,143
City of Kyle Special Assessment RB Series 2022 (NR/NR)
226,000 4.375
09/01/2027
226,620
535,000 4.750
09/01/2032
548,439
City of Kyle Special Assessment RB, Series 2023 Porter Country
Public Improvement District Improvement Area 1 Project
(NR/NR)
1,229,000 5.750
(c)
09/01/2043
1,269,983

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Kyle Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2024
(NR/NR)
$ 549,000 5.500%
(c)
09/01/2044
$ 569,352
City of Kyle Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2025
(NR/NR)
365,000 4.500
(c)
09/01/2035
369,854
City of Kyle Texas A Municipal Corporation of The State of Texas
Located in Hays County Special Assessment RB Series 2026
(NR/NR)
850,000 4.500
09/01/2036
860,386
City of Kyle Texas A Municipal Corporation of The State of Texas
Located In Hays County Special Assessment RB Series 2026
(NR/NR)
500,000 4.125
09/01/2031
502,472
734,000 4.500
09/01/2036
738,226
1,002,000 5.500
09/01/2046
1,014,184
City of Kyle, Hays County Special Assessment RB, Series 2023
Limestone Creek Public Improvement District Improvement
Area 1 Project (NR/NR)
678,000 5.500
(c)
09/01/2043
708,720
City of Kyle, Texas, Special Assessment RB for Southwest Kyle
Public Improvement District Project Series 2023 (NR/NR)
700,000 6.750
(c)
09/01/2048
739,797
City of Lago Vista Special Assessment RB for Tessera On Lake
Travis Public Improvement District Improvement Area #3
Project Series 2024 (NR/NR)
406,000 4.750
(c)
09/01/2030
410,784
1,210,000 5.625
(c)
09/01/2043
1,263,769
City of Lago Vista Tessera on Lake Travis Public Improvement
District Special Assessment Refunding Bond Series 2010
(NR/NR)
430,000 3.125
09/01/2030
412,047
City of Laredo Waterworks and Sewer System RB New Series 2024
(Aa3/AA-)
2,765,000 4.000
03/01/2049
2,571,802
7,500,000 4.000
03/01/2054
6,741,110
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
2,055,000 3.000
09/15/2036
1,912,199
City of Lavon Special Assessment RB for Elevon Public
Improvement District Improvement Area #2A-2B Project
Series 2024 (NR/NR)
300,000 4.375
(c)
09/15/2031
301,584
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Improvement Area#1 Project Series 2019
(NR/NR)
145,000 3.750
(c)
09/15/2029
143,704
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Major Improvement Area Project Series
2019 (NR/NR)
50,000 4.375
(c)
09/15/2029
50,194
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Project Series 2022 (NR/NR)
1,500,000 5.875
(c)
09/15/2042
1,618,807
2,126,000 6.125
(c)
09/15/2052
2,229,675
City of Lavon Special Assessment RB Series 2022 (NR/NR)
300,000 3.500
(c)
09/15/2027
297,592
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Lavon Special Assessment RB Series 2022
(NR/NR) – (continued)
$ 197,000 3.750%
(c)
09/15/2027
$ 195,969
1,000,000 3.875
(c)
09/15/2032
980,963
455,000 4.125
(c)
09/15/2032
453,964
City of Lavon, Texas A Municipal Corporation of The State ofTexas
Located In Collin County Special Assessment RB, Series 2025
(NR/NR)
900,000 6.125
09/15/2045
926,200
City of Lavon, Texas A Municipal Corporation ofThe State ofTexas
Located In Collin County Special Assessment RB, Series 2025
(NR/NR)
600,000 5.375
09/15/2045
614,945
City of Lavon, Texas, A Municipal Corporation of The State of
Texas Located In Collin County Special Assessment RB Series
2025 (NR/NR)
2,126,000 4.250
09/15/2035
2,138,594
848,000 5.000
09/15/2035
854,593
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020 (NR/NR)
330,000 3.125
(c)
09/01/2030
315,614
845,000 4.000
(c)
09/01/2040
785,679
City of Liberty Hill Special Assessment RB for Butler Farms
Public Improvement Project Series 2022 (NR/NR)
357,000 2.625
(c)
09/01/2027
350,997
750,000 3.125
(c)
09/01/2032
711,154
3,772,000 3.375
(c)
09/01/2042
3,226,173
City of Liberty Texas A Municipal Corporation of The State of
Texas Located In Liberty County Special Assessment RB
Series 2026 Liberty Ranch Public Improvement District
(NR/NR)
1,800,000 5.500
09/01/2046
1,823,169
City of Lockhart Texas A Municipal Corporation of The State of
Texas Located In Caldwell County Special Assessment RB
Series 2026 (NR/NR)
1,000,000 4.500
09/01/2036
997,516
City of Lowry Crossing Texas A Municipal Corporation of The
State of Texas Located in Collin County Special Assessment
RB Series 2025 (NR/NR)
687,000 4.250
(c)
09/15/2035
687,397
City of Lowry Crossing Texas, A Municipal Corporation of The
State of Texas Located in Collin County Special Assessment
RB Series 2025 (NR/NR)
500,000 4.750
(c)
09/15/2035
520,137
1,000,000 5.750
(c)
09/15/2045
1,045,905
City of Lubbock Texas Combination Tax and Revenue Certificates
of Obligation Series 2024 (NR/AA+)
1,895,000 5.000
02/15/2041
2,056,028
City of Manor Manor Heights Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
165,000 2.500
(c)
09/15/2026
164,518
250,000 3.125
(c)
09/15/2031
231,735
310,000 3.750
(c)
09/15/2031
288,591
City of Manor Texas A Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
500,000 4.625
(c)
09/15/2031
506,359
408,000 5.375
(c)
09/15/2044
423,212

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Manor Texas A Municipal Corporation of The State of
Texas Located in Travis County Special Assessment RB Series
2025 (NR/NR)
$ 878,000 5.750%
(c)
09/15/2045
$ 925,871
City of Manor, Texas, A Municipal Corporation of The State of
Texas Located in Travis County Special Assessment RB Series
2025 (NR/NR)
415,000 4.000
(c)
09/15/2030
416,899
840,000 5.750
(c)
09/15/2045
885,799
City of Manor, Travis County Special Assessment RB, Series 2023
Manor Heights Public Improvement District Improvement
Area 3 Project (NR/NR)
528,000 5.250
(c)
09/15/2043
545,175
City of Mansfield Texas A Municipal Corporation of The State of
Texas Located In Tarrant Johnson and Ellis Counties Special
Assessment RB, Series 2025 (NR/NR)
446,000 4.375
(c)
09/15/2032
452,080
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
117,000 3.375
(c)
09/01/2026
116,886
350,000 3.875
(c)
09/01/2031
340,470
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #2 Project Series 2019
(NR/NR)
230,000 3.750
(c)
09/15/2029
227,672
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #3 Project Series 2021
(NR/NR)
40,000 2.625
(c)
09/15/2026
39,893
480,000 3.125
(c)
09/15/2031
448,093
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
400,000 5.375
(c)
09/15/2032
425,218
City of Mesquite Special Assessment RB for Iron Horse Public
Improvement District Project Series 2019 (NR/NR)
300,000 5.250
(c)
09/15/2029
306,787
City of Mesquite Special Assessment RB for Polo Ridge Public
Improvement District No. 2 Phase #1 Project Series 2019
(NR/NR)
650,000 4.500
(c)
09/15/2029
657,020
635,000 5.375
(c)
09/15/2029
649,551
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects Series
2023 (NR/NR)
609,000 4.750
(c)
09/01/2030
618,911
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
1,275,000 5.500
(c)
09/01/2043
1,338,298
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects Series
2023 (NR/NR)
306,000 4.625
(c)
09/01/2030
311,289
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023 (NR/NR)
400,000 5.375
(c)
09/01/2043
416,349
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-2 Projects Series
2023 (NR/NR)
$ 333,000 4.625%
(c)
09/01/2030
$ 337,491
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-3 Projects Series
2024 (NR/NR)
140,000 4.250
(c)
09/01/2031
140,616
City of Mesquite Texas A Municipal Corporation of The State
of Texas Located in Dallas and Kaufman Counties Special
Assessment RB Series 2025 (NR/NR)
1,347,000 4.375
09/01/2035
1,352,099
1,380,000 5.500
09/01/2045
1,414,061
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
559,000 5.125
(c)
09/01/2052
544,939
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
410,000 3.500
(c)
09/15/2031
393,099
1,000,000 3.875
(c)
09/15/2041
908,973
1,635,000 4.125
(c)
09/15/2051
1,374,953
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
301,000 4.375
(c)
09/15/2027
301,044
626,000 4.750
(c)
09/15/2032
631,877
1,417,000 5.250
(c)
09/15/2042
1,434,754
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
100,000 5.125
(c)
09/15/2027
100,936
310,000 5.500
(c)
09/15/2032
314,052
600,000 6.000
(c)
09/15/2042
613,918
City of Mustang Ridge Special Assessment RB for Durango Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
676,000 6.125
(c)
09/01/2043
718,232
City of Mustang Ridge Texas Special Assessment  RB, Series 2025
(NR/NR)
349,000 5.000
(c)
09/01/2032
358,680
City of North Richland Hills Special Assessment for City Point
Public Improvement District Project Series 2019 (NR/NR)
254,000 4.875
(c)
09/01/2030
258,378
265,000 5.250
(c)
09/01/2030
269,587
381,000 5.250
(c)
09/01/2040
385,043
310,000 5.625
(c)
09/01/2040
314,124
795,000 4.125
(c)
09/01/2049
699,052
City of Oak Point Public Improvement District No. 2 Special
Assessment Series 2020 (NR/NR)
455,000 3.250
(c)
09/01/2030
435,302
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2019 (NR/NR)
115,000 3.500
(c)
09/01/2029
112,852
350,000 4.000
(c)
09/01/2039
341,423
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2021 (NR/NR)
69,000 2.375
(c)
09/01/2026
68,820

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Oak Point Special Assessment RB for Wildridge Public
Improvement District No. 1 Series 2018 (NR/NR)
$ 160,000 4.000%
(c)
09/01/2028
$ 160,055
1,535,000 4.500
(c)
09/01/2048
1,458,747
City of Oak Point Texas A Municipal Corporation of The State
of Texas Located in Denton County Special Assessment RB
Series 2024 (NR/NR)
149,000 4.700
(c)
09/15/2031
151,191
475,000 5.350
(c)
09/15/2044
485,149
City of Oak Point Texas A Municipal Corporation of The State
of Texas Located In Denton County Special Assessment RB
Series 2026 (NR/NR)
700,000 4.600
09/15/2036
702,021
600,000 5.500
09/15/2046
606,342
City of Pflugerville, Texas Special Assessment RB Series 2025
(NR/NR)
446,000 4.250
(c)
09/01/2033
450,131
City of Pflugerville, Texas Travis and Williamson Counties,
Texas Combination Tax and Limited Revenue Certificates of
Obligation, Series 2023 (Aa3/NR)
3,275,000 4.000
08/01/2049
3,029,463
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
210,000 4.875
(c)
09/15/2027
211,299
350,000 5.250
(c)
09/15/2032
362,851
143,000 5.750
(c)
09/15/2032
148,540
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
191,000 4.875
(c)
09/15/2027
192,181
300,000 5.250
(c)
09/15/2032
311,015
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
1,000,000 5.500
(c)
09/15/2048
1,010,735
City of Pilot Point, Denton, Grayson, and Cooke Counties Special
Assessment RB, Series 2023 Mobberly Public Improvement
District Improvement Area 1B Project (NR/NR)
273,000 4.750
(c)
09/15/2030
277,068
City of Pilot Point, Texas A Municipal Corporation of The State
of Texas Located in Denton, Grayson, and Cooke Counties
Special Assessment  RB, Series 2025 (NR/NR)
375,000 5.000
(c)
09/15/2030
383,517
500,000 5.250
(c)
09/15/2035
525,411
552,000 6.000
(c)
09/15/2035
574,582
City of Plano Collin Creek East Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
2,875,000 4.375
(c)
09/15/2051
2,415,079
City of Plano Collin Creek West Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
1,779,000 4.000
(c)
09/15/2051
1,489,207
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
700,000 4.250
(c)
09/01/2042
684,058
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2019 (NR/NR)
258,000 3.750
(c)
09/01/2029
256,133
836,000 4.250
(c)
09/01/2039
823,986
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2020 (NR/NR)
$ 180,000 3.375%
(c)
09/01/2030
$ 175,530
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
340,000 4.250
09/01/2029
342,303
655,000 4.875
09/01/2039
665,917
1,000,000 5.000
09/01/2049
1,005,133
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
289,000 3.375
(c)
09/01/2041
243,392
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area No. 2 Project Series
2023 (NR/NR)
375,000 4.500
(c)
09/01/2030
380,868
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
200,000 4.250
(c)
09/01/2027
200,796
379,000 4.750
(c)
09/01/2032
393,733
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
875,000 7.000
(c)
09/01/2043
924,453
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
1,286,000 6.250
(c)
09/01/2043
1,380,932
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 2 Project Series
2024 (NR/NR)
515,000 4.375
(c)
09/01/2031
523,278
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District No. 2 Series 2019 (NR/NR)
283,000 4.000
(c)
09/01/2029
283,805
400,000 5.000
(c)
09/01/2029
406,417
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
1,000,000 5.125
(c)
09/01/2043
1,024,588
City of Princeton Special Assessment RB for Winchester Public
Improvement District Project Series 2022 (NR/NR)
209,000 4.250
(c)
09/01/2027
209,512
460,000 4.750
(c)
09/01/2032
468,797
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
305,000 3.250
(c)
09/01/2030
293,144
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
71,000 2.375
(c)
09/01/2026
70,815
469,000 3.250
(c)
09/01/2041
388,745
City of Princeton Special Assessment RB for Windmore Public
Improvement District Improvement Area No. 1 Project Series
2024 (NR/NR)
252,000 4.375
(c)
09/01/2031
255,570
City of Princeton Special Assessment RB Series 2024 (NR/NR)
257,000 4.250
(c)
09/01/2031
261,046
City of Princeton Texas A Municipal Corp. of The State of Texas
Located In Collin County Special Assessment RB Series 2025
300,000 5.375
(c)
09/01/2045
304,023

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Texas A Municipal Corporation of The State
of Texas Located In Collin County Special Assessment  RB,
Series 2025 (NR/NR)
$ 1,361,000 4.500%
(c)
09/01/2032
$ 1,393,852
City of Princeton Texas A Municipal Corporation of The State of
Texas Located In Collin County Special Assessment RB Series
2026 (NR/NR)
1,351,000 4.350
(c)(f)
09/01/2036
1,356,805
1,000,000 5.250
09/01/2046
1,007,631
City of Princeton Texas Special Assessment RB Series 2024
(NR/NR)
314,000 4.375
(c)
09/01/2031
316,159
City of Princeton Texas Special Assessment RB Series 2025
(NR/NR)
747,000 4.250
(c)
09/01/2030
751,254
656,000 4.600
(c)
09/01/2035
669,326
504,000 5.375
(c)
09/01/2045
515,607
City of Princeton, Texas, A Municipal Corporation of The State of
Texas Located in Collin County Special Assessment RB Series
2025 (NR/NR)
2,064,000 4.125
(c)
09/01/2035
2,072,043
2,719,000 5.250
(c)
09/01/2045
2,768,252
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
355,000 3.125
(c)
09/15/2031
326,900
City of Rowlett Texas A Municipal Corporation of The State of
Texas Located In Dallas and Rockwall Counties Special
Assessment RB Series 2026 (NR/NR)
660,000 4.375
09/15/2036
661,387
719,000 5.375
09/15/2046
725,524
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
405,000 3.375
(c)
09/15/2030
394,641
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
225,000 3.625
(c)
09/15/2030
221,400
115,000 4.375
(c)
09/15/2030
115,575
500,000 4.125
(c)
09/15/2040
486,252
400,000 4.875
(c)
09/15/2040
403,579
City of Royse City Special Assessment for Waterscape Public
Improvement District Improvement Series 2019 (NR/NR)
300,000 4.125
(c)
09/15/2029
301,129
1,050,000 4.625
(c)
09/15/2039
1,051,243
City of Royse City Special Assessment RB for Liberty Crossing
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,192,000 6.375
(c)
09/15/2053
1,240,403
City of Royse City Texas A Municipal Corp. of The State of
Texas Located In Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
299,000 4.625
(c)
09/15/2031
304,601
City of Royse City Texas A Municipal Corporation of The State of
Texas Located in Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
926,000 5.250
(c)
09/15/2044
944,855
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Royse City Texas Special Assessment RB Series 2026
Waterscape Annex Public Improvement District Project
(NR/NR)
$ 642,000 4.375%
(c)(f)
09/15/2036
$ 644,710
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
305,000 3.250
(c)
09/15/2030
291,751
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
665,000 6.000
(c)
09/15/2050
702,437
City of San Antonio Electric and Gas Systems Revenue Refunding
Bonds New Series 2024D (Aa2/AA-)
900,000 5.000
02/01/2041
991,158
City of San Antonio Texas Electric and Gas Systems Variable
Rate Junior Lien Revenue Refunding Bonds Series 2026A
(Aa3/A+)
4,625,000 3.150
(a)(b)
02/01/2055
4,610,826
City of San Antonio Texas Municipal Facilities Corporation City
Tower Renovation Project Variable Rate Lease RB Series 2021
(Aa1/AA+)
3,455,000 5.000
(a)(b)
08/01/2050
3,530,676
City of San Antonio Texas Water System Revenue Refunding
Bonds Series 2025B (Aa1/AA+)
2,625,000 5.000
05/15/2038
2,956,923
820,000 5.000
05/15/2039
918,077
City of San Marcos Special Assessment for Whisper Public
Improvement District Series 2020 (NR/NR)
500,000 4.875
09/01/2030
504,743
635,000 5.375
09/01/2040
651,415
City of San Marcos Special Assessment RB for Whisper South
Public Improvement Project 2022 (NR/NR)
200,000 3.750
(c)
09/01/2027
199,127
425,000 4.000
(c)
09/01/2032
416,943
City of San Marcos, Texas
204,000 4.875
(c)
09/01/2030
205,690
City of Santa Fe Special Assessment RB for Mulberry Farms Public
Improvement District Series 2022 (NR/NR)
52,000 4.375
(c)
09/01/2027
51,969
City of Seagoville, Texas Special Assessment  RB, Series 2025
575,000 4.250
(c)
09/15/2030
581,183
702,000 4.750
(c)
09/15/2035
728,941
678,000 5.750
(c)
09/15/2045
709,124
City of Sinton Special Assessment RB Series 2022 (NR/NR)
175,000 4.375
(c)
09/01/2027
175,248
659,000 4.750
(c)
09/01/2032
655,034
City of Terrell Texas A Municipal Corporation of The State of
Texas Located In Kaufman County pecial Assessment RB,
Series 2025 (NR/NR)
1,015,000 4.375
(c)
09/15/2032
1,026,345
1,775,000 6.000
(c)
09/15/2045
1,874,686
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area No. 2 Series 2023
(NR/NR)
200,000 4.875
(c)
09/15/2033
206,568
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area No. 3 Series 2023
(NR/NR)
257,000 5.000
(c)
09/15/2033
266,027

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Tomball, Texas, A Municipal Corporation of The State of
Texas Located in Harris County Special Assessment  RB,
Series 2025 (NR/NR)
$ 369,000 4.750%
(c)
09/15/2032
$ 380,255
City of Uhland Special Assessment RB for Anderson Park Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
353,000 4.375
(c)
09/01/2031
356,531
City of Venus Special Assessment RB for Patriot Estates Public
Improvement Project Series 2021 (NR/NR)
999,000 3.375
(c)
09/15/2041
840,763
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
1,125,000 5.500
(c)
08/15/2052
1,136,979
City of Wharton, Texas Special Assessment  RB, Series 2025
(Wharton Public Improvement District No. 2 Phase #1 Project
and Phase #2 Project) (NR/NR)
767,000 5.750
(c)
09/15/2045
802,209
Clifton Higher Education Finance Corp. Education Revenue and
Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,000,000 5.000
08/15/2037
1,087,986
Clifton Higher Education Finance Corp. RB Refunding for IDEA
Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000 4.000
08/15/2036
4,379,598
3,875,000 4.000
08/15/2037
3,878,792
Clifton Higher Education Finance Corporation
Education Revenue and Refunding Bonds
(Idea Public Schools) Series 2024 (PSF-GTD) (NR/AAA)
1,000,000 5.000
08/15/2038
1,083,276
Club Municipal Management District Special Assessment RB
Series 2021 (NR/NR)
464,000 3.000
(c)
09/01/2031
432,824
930,000 3.250
(c)
09/01/2041
769,096
Comal Independent School District UT School Building and
Refunding Bonds Series 2024 (PSF-GTD) (Aaa/NR)
2,250,000 3.000
02/15/2041
2,043,053
2,250,000 3.000
02/15/2042
2,015,596
2,750,000 3.000
02/15/2043
2,426,103
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/B)
415,000 2.500
10/01/2031
371,435
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 C (Aa3/NR)
100,000 5.000
10/01/2031
109,028
100,000 5.000
10/01/2032
108,931
25,000 5.000
10/01/2033
27,089
25,000 5.000
10/01/2034
26,946
200,000 5.000
10/01/2036
213,913
County of Hays Special Assessment for La Cima Public
Improvement District Series 2020 (NR/NR)
350,000 3.250
(c)
09/15/2030
332,857
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
45,000 3.500
(c)
09/01/2026
44,965
395,000 4.125
(c)
09/01/2031
388,576
Crandall Economic Development Corp. Kaufman County Sales Tax
RB, Series 2025 (BAM) (NR/AA)
900,000 5.000
08/15/2045
924,409
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Crandall Independent School District
$ 1,315,000 5.000%
08/15/2048
$ 1,373,270
Crandall Independent School District Kaufman County
Texas Unlimited Tax School Building Bonds Series 2023
(PSF-GTD) (NR/AAA)
225,000 5.000
08/15/2053
233,683
Crane Independent School District A Political Subdivision of The
State of Texas Located In Crane County Texas UT School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,250,000 4.125
02/15/2048
1,196,412
Crane Independent School District A Political Subdivision of The
State of Texas Located In Crane County Texas UT School
Building Bonds Series 2023 (PSF-GTD) (NR/NR)
520,000 4.125
(d)
02/15/2032
557,684
Crosswinds at South Lake Special Improvement District Limited
Ad Valorem Tax and Subordinate Lien Sales and Use Tax
Bonds, Series 2024 (AGC) (Baa3/AA)
725,000 5.000
08/15/2047
737,258
Denton County Junior Lien Special Assessment RB for Tabor
Ranch Public Improvement District Area #1 Project Series
2024B (NR/NR)
500,000 5.125
(c)
12/31/2031
510,461
Denton County Special Assessment RB for Tabor Ranch Public
Improvement District Major Improvement Area Project Series
2024 (NR/NR)
500,000 5.250
(c)
12/31/2031
509,859
Denton County Texas Special Assessment RB Series 2025
(NR/NR)
700,000 4.250
(c)
12/31/2030
699,181
750,000 4.750
(c)
12/31/2030
750,425
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Improvement Area #1
Project (NR/NR)
1,117,000 4.500
(c)
12/31/2035
1,152,553
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Major Improvement
Area Project (NR/NR)
1,135,000 5.000
(c)
12/31/2035
1,170,491
Eagle Mountain-Saginaw Independent School District
Variable Rate UT School Building Bonds Series 2011
(PSF-GTD) (NR/NR) (PUTABLE)
35,000 4.000
(a)(b)(d)
08/01/2027
35,529
Eagle Mountain-Saginaw Independent School District
Variable Rate UT School Building Bonds Series 2011
(PSF-GTD) (NR/AAA)
3,090,000 4.000
(a)(b)
08/01/2050
3,129,939
East Montgomery County Improvement District Sales Tax RB
Series 2024 (AGC) (NR/AA)
3,500,000 5.250
08/15/2049
3,723,409
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
135,000 4.000
(c)
08/15/2029
132,934
775,000 4.500
(c)
08/15/2035
753,552
575,000 5.000
(c)
08/15/2044
560,620
Edinburg Economic Development Corp. Sales Tax RB Series 2021
A (NR/NR)
1,175,000 3.125
08/15/2036
1,010,456
950,000 3.250
08/15/2041
753,027

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
El Paso County Hospital District Refunding RB Series 2024
(BAM) (NR/AA)
$ 1,000,000 4.125%
02/15/2049
$ 925,448
1,570,000 4.250
02/15/2054
1,446,915
Fort Bend County Housing Finance Corporation Multifamily
Housing RB Park At Fort Bend Series 2026 (Aa1/NR)
13,000,000 3.050
(a)(b)
07/01/2044
13,010,321
Fort Bend Independent School District A Political Subdivision of
the State of Texas Located Within Fort Bend County Texas
Variable Rate Unlimited Tax Refunding Bonds Series 2026B
(PSF-GTD) (NR/AAA)
13,500,000 3.125
(a)(b)
08/01/2056
13,562,458
Fort Worth Special Assessment RB for Fort Worth Public
Improvement District No. 17 Major Improvement Project
Series 2017 (NR/NR)
100,000 5.000
(c)
09/01/2027
99,866
225,000 5.000
(c)
09/01/2032
220,975
330,000 5.125
(c)
09/01/2037
324,553
Frisco Independent School District, Collin and Denton Counties,
UT School Building and Refunding Bonds, Series 2023
(PSF-GTD) (Aaa/AAA)
310,000 5.000
02/15/2035
346,758
325,000 5.000
02/15/2036
361,916
600,000 5.000
02/15/2037
664,504
Galena Park independent School District A Political Subdivision of
The State of Texas Located in Harris County Texas UT School
Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,400,000 3.000
08/15/2049
1,110,791
Grand Parkway Transportation Corp. System RB Subordinate Tier
Series 2018 A (NR/AA+)
10,000,000 5.000
10/01/2037
10,313,144
Grand Parkway Transportation Corp. System Toll Convertible RB
Series 2013 B (NR/AA+)
4,095,000 5.800
10/01/2046
4,280,508
7,075,000 5.850
10/01/2047
7,392,071
Grand Parkway Transportation Corporation Grand Parkway
System Subordinate Tier Toll RB, Series 2018A
(Tela Supported) (NR/AA+)
4,000,000 5.000
10/01/2038
4,122,660
Greenwood Independent School District Midland County Texas UT
School Building Bonds Series 2024 (PSF-GTD) (NR/AAA)
2,500,000 5.000
02/15/2049
2,595,921
Harris County Industrial Development Corporation Marine
Terminal Refunding RB Energy Transfer LP Project Series
2023 (Baa2/BBB)
10,425,000 4.050
(a)(b)
11/01/2050
10,880,280
Harris County UT Road Refunding Bonds Series 2023A (Aaa/NR)
3,335,000 4.250
09/15/2048
3,324,438
Harris County, Texas Permanent Improvement Refunding Bonds,
Series 2023A (Aaa/NR)
2,000,000 5.000
09/15/2048
2,099,130
Harris County-Houston Sports Authority Second Lien Revenue
Refunding Bonds Series 2024B (AGC) (A1/AA)
1,500,000 5.000
11/15/2030
1,619,228
1,500,000 5.000
11/15/2031
1,639,363
1,500,000 5.000
11/15/2032
1,656,947
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Harrisburg Redevelopment Authority A Public Nonprofit Local
Government Corp. Acting On Behalf of The City of Houston
Texas Tax Increment Contract RB Series 2025 (AGC) (A1/AA)
$ 315,000 5.000%
09/01/2026
$ 315,905
325,000 5.000
09/01/2027
332,197
350,000 5.000
09/01/2028
366,302
335,000 5.000
09/01/2029
356,131
400,000 5.000
09/01/2030
431,245
260,000 5.000
09/01/2031
283,621
285,000 5.000
09/01/2032
313,923
345,000 5.000
09/01/2033
383,341
300,000 5.000
09/01/2034
335,725
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
316,000 4.750
(c)
09/15/2027
318,910
700,000 4.875
(c)
09/15/2032
734,241
Hays County, Texas, A Political Subdivision of The State of Texas
Special Assessment RB Series 2025 (NR/NR)
1,078,000 4.000
(c)
09/15/2035
1,083,968
Hays County, Texas, A Political Subdivision of The State of Texas
Special Assessment Revenue Refunding Bonds Series 2025
(NR/NR)
1,374,000 4.500
(c)
09/15/2035
1,384,291
1,514,000 5.625
(c)
09/15/2045
1,557,959
Hickory Creek Texas Special Assessment RB for Hickory Farms
Public Improvement Series 2019 (NR/NR)
400,000 4.000
(c)
09/01/2029
400,542
Hickory Creek Texas Special Assessment RB for Public
Improvement District No. 1 Series 2017 (NR/BBB-)
100,000 3.500
09/01/2026
99,864
105,000 3.500
09/01/2027
104,462
Highland Park Independent School District
4,255,000 5.250
02/15/2041
4,706,595
Highland Park Independent School District UT School Building
Bonds Series 2023 (PSF-GTD) (NR/AAA)
600,000 5.250
02/15/2039
668,592
2,390,000 5.250
02/15/2043
2,625,617
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 A (NR/NR)
830,000 5.000
07/01/2027
842,332
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
3,720,000 5.000
07/15/2027
3,777,294
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 C (NR/NR)
3,600,000 5.000
07/15/2027
3,655,446
Houston Higher Education Finance Corp. RB for Houston Baptist
University Series 2021 (NR/BBB-)
440,000 3.375
10/01/2037
399,803
Houston Housing Finance Corp. Multifamily Housing Revenue
Notes for Summerdale Apartments Series 2023 (Aa1/NR)
2,440,000 5.000
(a)(b)
08/01/2041
2,447,628
Houston Independent School District Limited Tax Schoolhouse and
Refunding Bonds Series 2017 (PSF-GTD) (NR/NR)
725,000 4.000
(d)
02/15/2027
731,218
Houston Independent School District Limited Tax Schoolhouse and
Refunding Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
2,700,000 4.000
02/15/2042
2,663,964

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Houston Texas Utility System Revenue First Lien Combine Utilility
System Revenue Reference Bonds 2015A (NR/NR)
$ 12,000,000 5.000%
11/15/2036
$ 12,007,574
Hutto Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (Aaa/AAA)
2,750,000 5.000
08/01/2048
2,888,075
500,000 5.000
08/01/2053
519,540
Jarrell Independent School District A Political Subdivision
of The State of Texas Located in Williamson County
Texas Unlimited Tax School Building Bonds Series 2024
(PSF-GTD) (NR/AAA)
1,000,000 5.000
02/15/2036
1,121,612
Joshua Farms Municipal Management District No. 1, Johnson
County, Special Assessment RB, Series 2023 Improvement
Areas 1-2 Project (NR/NR)
1,617,000 5.250
(c)
09/01/2043
1,665,072
Judson Independent School District UT School Building Bonds
Series 2024 (PSF-GTD) (Aaa/NR)
4,760,000 4.000
02/01/2053
4,392,688
Justin Special Assessment RB for Timberbrook Public
Improvement District No. 1 Major Improvement Area Project
Series 2018 (NR/NR)
1,315,000 5.000
(c)
09/01/2038
1,330,106
Karis Municipal Management District of Tarrant County
Assessment RB for Improvement Area #1 Series 2024
(NR/NR)
461,000 4.125
12/01/2031
463,321
Karnes County Hospital District A Political Subdivision of The
State of Texas Located In Karnes County Adjustable-Rate
Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
5,900,000 5.000
(a)(b)
02/01/2044
6,177,942
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
150,000 2.000
09/01/2026
149,237
150,000 2.000
09/01/2027
145,495
155,000 2.000
09/01/2028
146,366
160,000 2.000
09/01/2029
147,084
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Utility Bonds Series 2024 (AGC) (Baa3/AA)
1,090,000 4.375
09/01/2048
1,059,283
Kennedale Independent School District
1,795,000 5.000
02/15/2038
1,968,674
Kermit Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (NR/AAA)
1,000,000 5.000
02/15/2048
1,045,118
500,000 5.000
02/15/2053
518,011
Leander Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (NR/AAA)
1,145,000 5.000
08/15/2026
1,148,110
Longview Independent School District, A Political Subdivision of
The State of Texas Located In Gregg County Texas Unlimited
Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,000,000 4.000
02/15/2049
947,096
Love Field Airport Modernization Corp. General Airport Revenue
Refunding Bonds Series 2021 (NR/A)
3,620,000 5.000
11/01/2027
3,717,004
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Lower Colorado River Authority Transmission Contract Refunding
RB for LCRA Transmission Services Corp. Project Series
2024A (AGC) (NR/AA)
$ 3,500,000 5.000%
05/15/2042
$ 3,822,651
Lubbock Independent School District GO Bonds Series 2019
(PSF-GTD) (Aaa/AAA)
1,250,000 4.000
02/15/2040
1,253,256
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
2,660,000 4.250
05/01/2030
2,753,855
Matagorda County Texas Navigation District No. 1 PCRB
Refunding for Central Power & Light Co. Project Series 2001
A (Baa3/BBB+)
6,350,000 2.600
11/01/2029
6,230,355
Maypearl Independent School District
1,000,000 5.000
02/15/2037
1,099,984
Maypearl Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,350,000 5.000
02/15/2048
1,408,531
Medina County Texas Special Assessment RB Series 2026
(NR/NR)
764,000 4.125
09/01/2036
753,660
648,000 5.450
09/01/2046
657,380
Medina County Texas Special Assessment RB Series 2026 Haby
Farms Public Improvement District Improvement Area #2
Project (NR/NR)
666,000 4.375
(c)
09/01/2036
664,089
Memorial-Heights Redevelopment Authority RB for City
of Houston Reinvestment Zone No. 5 Series 2021
(AGM) (NR/AA)
2,500,000 3.000
09/01/2043
2,098,542
1,500,000 3.000
09/01/2048
1,134,257
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
4,300,000 4.625
(c)
10/01/2031
4,306,731
Mission Economic Development Corporation Solid Waste Disposal
RB Graphic Packaging International, LLC Project, Series 2025
(Ba2/BB-) (PUTABLE)
13,925,000 5.000
(a)(b)
12/01/2064
14,434,407
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
445,000 5.250
02/15/2030
449,222
405,000 5.375
02/15/2035
411,088
Montgomery County Industrial Development Authority Retirement
Communities RB Acts Retirement-Life Communities Inc
Obligated Group Series 2025A (NR/NR)
482,000 4.500
09/15/2032
486,863
676,000 5.125
09/15/2045
683,353
Montgomery County Texas A Political Subdivision of The State
of Texas Special Assessment RB Series 2026 Villages of
Greystone Public Improvement District Project (NR/NR)
601,000 4.500
(f)
09/15/2036
603,055
Montgomery County Toll Road Authority Senior Lien RB Series
2018 (NR/A)
710,000 5.000
09/15/2033
710,843
750,000 5.000
09/15/2034
750,850
790,000 5.000
09/15/2035
790,845

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Montgomery County Toll Road Authority Senior Lien Toll Road
RB Series 2018 (NR/A)
$ 1,650,000 5.000%
09/15/2030
$ 1,652,265
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
2,535,000 4.000
(c)
08/15/2036
2,351,926
New Hope Cultural Education Facilities Finance Corp. Education
RB Jubilee Academic Center 2024A and Taxable Education
RB 2024B (NR/BB+)
2,465,000 4.500
(c)
08/15/2044
2,287,624
New Hope Cultural Education Facilities Finance Corp. Education
Revenue and Refunding Bonds Jubilee Academic Center
Series 2021 (Ba2/BB+)
1,325,000 4.000
(c)
08/15/2026
1,324,262
New Hope Cultural Education Facilities Finance Corp. Education
Revenue Refunding Bonds for Jubilee Academic Center Series
2021 (Ba2/BB+)
2,100,000 4.000
(c)
08/15/2041
1,841,917
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
4,525,000 5.500
01/01/2057
4,371,604
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
325,000 4.000
(c)
08/15/2029
324,902
610,000 5.000
(c)
08/15/2039
611,702
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Collegiate Housing Island Campus Project
Series 2017 A (NR/NR)
765,000 5.000
04/01/2027
778,831
New Hope Cultural Education Facilities Finance Corp. Texas
Senior Living RB Series 2021A-1 (NR/NR)
12,025,000 5.250
01/01/2042
12,097,213
North Texas Tollway Authority (Aa3/AA-)
1,025,000 5.000
01/01/2039
1,048,440
North Texas Tollway Authority RB Convertible Capital
Appreciation Special Project System Series 2011 (NR/NR)
1,000,000 7.000
(d)
09/01/2031
1,176,528
North Texas tollway Authority RB for First Tier Series 2008 D
(AGC) (Aa3/AA)
4,900,000 0.000
(g)
01/01/2037
3,353,238
North Texas Tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
225,000 4.000
01/01/2040
225,194
North Texas Tollway Authority RB Refunding for Second Tier
Series 2017 B (A1/A+)
2,000,000 5.000
01/01/2032
2,021,449
North Texas Tollway Authority Revenue System Reference Bonds
A (NR/NR)
2,075,000 5.000
(d)
01/01/2028
2,151,499
North Texas Tollway Authority Revenue System Reference Bonds
A (Aa3/AA-)
1,900,000 5.000
01/01/2038
1,945,975
Northside Independent School District
650,000 5.000
08/15/2037
712,838
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Northside Independent School District Texas Bexar County Hill
Variable Rate Unlimited Tax School Building and Refunding
Bonds Series 2024B (PSF-GTD) (Aaa/NR)
$ 10,160,000 3.450%
(a)(b)
08/01/2054
$ 10,224,540
Northside Independent School District, Bexar County UT
School Building and Refunding Bonds, Series 2023A
(PSF-GTD) (Aaa/NR)
1,930,000 4.000
08/15/2045
1,882,053
Northside Independent School District, Bexar County,
Variable Rate UT School Building Bonds, Series 2023B
(PSF-GTD) (Aaa/NR)
4,895,000 3.000
(a)(b)
08/01/2053
4,894,995
Northwest Independent School District
8,000,000 5.000
02/15/2049
8,349,078
Perryton Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,775,000 4.125
08/15/2048
2,647,339
Pilot Special Assessment RB, Bryson Ranch Public Improvement
District 2025 (NR/NR)
266,000 5.000
(c)
09/15/2030
272,042
350,000 5.250
(c)
09/15/2035
367,113
Plainview Independent School District Adjustable Rate UT School
Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
2,100,000 4.000
(a)(b)
02/15/2050
2,101,457
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(NR/NR)
575,000 2.125
(c)
01/01/2028
542,908
800,000 2.250
(c)
01/01/2029
728,603
850,000 2.500
(c)
01/01/2030
751,925
800,000 2.625
(c)
01/01/2031
686,373
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
3,900,000 4.100
(c)
01/01/2028
3,572,951
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
3,400,000 10.000
(c)
07/01/2026
3,400,000
Prosper Independent School District (PSF-GTD) (Aaa/NR)
1,175,000 5.000
02/15/2038
1,314,690
Prosper Independent School District Adjustable Rate UT School
Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
2,600,000 4.000
(a)(b)
02/15/2050
2,603,444
Royse City Special Assessment RB for Creekshaw Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
284,000 5.250
(c)
09/15/2032
298,162
590,000 5.875
(c)
09/15/2042
624,905
Royse Special Assessment RB for Parkside Village Public
Improvement District Series 2019 (NR/NR)
285,000 3.625
(c)
09/15/2029
280,551
1,250,000 4.125
(c)
09/15/2039
1,213,632
San Antonio Housing Trust Public Facility Corporation
Multifamily Housing RB Palladium San Antonio Series 2024
(Aa1/NR) (PUTABLE)
2,190,000 3.450
(a)(b)
07/01/2029
2,202,375
Sherman Independent School District Unlimited Tax School
Building Bonds Series 2023-B (PSF-GTD) (Aaa/AAA)
5,000,000 5.000
02/15/2048
5,231,474

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Sherman Independent School District Unlimited
Tax School Building Bonds Series 2023-B
(PSF-GTD) (Aaa/AAA) – (continued)
$ 3,775,000 5.000%
02/15/2053
$ 3,913,182
SMHA Finance Public Facility Corporation Texas Multifamily
Housing Revenue Bonds Centerpoint Depot Series 2024
(Aa1/NR) (PUTABLE)
5,335,000 3.700
(a)(b)
07/01/2028
5,379,253
South Manvel Development Authority Tax Increment Contract RB
Series 2023 (NR/NR)
915,000 4.500
04/01/2030
924,230
1,600,000 5.000
04/01/2038
1,642,650
South Manvel Development Authority Tax Increment Contract RB
Series 2024 (NR/NR)
1,340,000 4.500
04/01/2039
1,354,102
Southwest Houston Redevelopment Authority RB for City
of Houston TX Reinvestment Zone No. 20 Series 2020
(AGM) (NR/AA)
325,000 5.000
09/01/2027
333,668
380,000 5.000
09/01/2029
404,801
450,000 4.000
09/01/2032
464,162
395,000 4.000
09/01/2034
403,551
615,000 4.000
09/01/2036
624,193
1,040,000 2.625
09/01/2038
878,701
1,230,000 2.750
09/01/2039
1,039,214
1,200,000 2.750
09/01/2040
990,960
Spring Independent School District UT School Building Bonds
Series 2023 (Aa3/AA-)
4,725,000 4.000
08/15/2052
4,300,613
State of Texas College Student Loan GO Unlimited Bonds Series
2019 (Aaa/AAA)
4,275,000 5.000
08/01/2026
4,281,540
4,000,000 5.000
08/01/2029
4,197,716
Strategic Housing Finance Corporation of Travis County
Multifamily Housing RB Series 2024 (Aa1/NR)
4,755,000 3.350
(a)(b)
03/01/2046
4,760,487
Tarrant County Cultural Education Facilities Finance Corp. RB for
Christus Health Series 2018B (A2/A)
9,980,000 5.000
07/01/2035
10,380,393
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Refunding Bonds Christus Health Series 2024B
(A2/NR)
1,025,000 5.000
07/01/2026
1,025,000
1,550,000 5.000
07/01/2027
1,586,043
1,650,000 5.000
07/01/2028
1,723,360
Tarrant County Cultural Education Facilities Finance Corporation
Christus Health Obligation Group RB Series 2018 B (A2/A)
4,885,000 5.000
07/01/2036
5,073,026
Tarrant County Cultural Education Facilities
Finance Corporation Hospital RB
19,125,000 2.700
(a)(b)
11/15/2063
19,125,000
Tarrant County Cultural Education Facilities Finance Corporation
Hospital RB Baylor Scott & White Health Project Series
2026E (Aa2/AA-)
1,700,000 5.000
11/15/2041
1,882,316
2,900,000 5.000
11/15/2042
3,194,433
24,215,000 5.000
(a)(b)
11/15/2055
26,676,978
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Tarrant County Cultural Education Facilities Finance Corporation
Hospital RB Baylor Scott & White Health Project Series
2026F Fixed Rate (Aa2/AA-)
$ 5,425,000 5.000%
(a)(b)
11/15/2055
$ 5,812,254
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Refunding Bonds Trinity Terrace Project Series 2024
(NR/NR)
825,000 5.000
10/01/2031
884,857
1,075,000 5.000
10/01/2044
1,118,574
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,200,000 4.250
08/15/2053
2,044,626
Texas Department of Housing and Community Affairs
Multifamily Housing RB Gulfway Manor Series 2024
(HUD SECT 8) (Aa1/NR)
7,500,000 3.250
(a)(b)
08/01/2028
7,502,663
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2006 B (A1/A-)
(3M USD SOFR + 0.70%)
975,000 3.330
(e)
12/15/2026
975,101
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2008 D (A1/A-)
1,590,000 6.250
12/15/2026
1,613,243
Texas Municipal Gas Acquisition & Supply Corp. II RB Series
2007 B (A1/A)
(SIFMA Municipal Swap Index Yield + 0.55%)
1,070,000 3.220
(e)
09/15/2027
1,068,582
Texas Municipal Gas Acquisition and Supply Corp. II RB for
SOFR Index Rate Series 2012 C (A1/A)
(3M USD SOFR + 0.86%)
44,725,000 3.281
(e)
09/15/2027
44,816,481
Texas Municipal Gas Acquisition and Supply Corp. III Gas Supply
Revenue Refunding Bonds Series 2021 (A1/BBB+)
3,260,000 5.000
12/15/2028
3,389,321
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply
RB Series 2024 (A1/NR)
13,300,000 5.000
(a)(b)
01/01/2055
14,184,937
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas
Supply RR Bonds, Series 2021 (A1/BBB+)
8,740,000 5.000
12/15/2031
9,242,372
Texas Municipal Gas Acquisition and Supply Corporation IV Gas
Supply  RB, Series 2023B (A1/NR)
10,000,000 5.500
(a)(b)
01/01/2054
10,931,714
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (Baa1/NR)
4,165,000 5.500
12/31/2058
4,339,249
Texas Private Activity Bonds Surface Transportation Corp. RB
Refunding for NTE Mobility Partners LLC Series 2019 A
(Baa1/NR)
4,040,000 5.000
12/31/2032
4,267,560
7,030,000 5.000
12/31/2036
7,383,897
Texas Public Finance Authority Texas Southern University Revenue
Financing System Bonds, Series 2023 (BAM) (NR/AA)
1,335,000 5.250
05/01/2040
1,447,581
Texas State University System (Aa2/NR)
1,500,000 5.000
(f)
03/15/2032
1,636,545
Texas Transportation Commission Central Texas Turnpike System
First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
3,000,000 5.000
(a)(b)
08/15/2042
3,202,707

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Texas Transportation Commission Central Texas Turnpike System
Second Tier Revenue Refunding Bonds Series 2024-C (A3/A-)
$ 19,000,000 5.000%
08/15/2038
$ 20,884,969
Texas Transportation Commission State of Texas GO Mobility
Fund Put Bonds Series 2014-B (NR/AAA)
12,500,000 2.800
(a)(b)
10/01/2041
12,461,585
Texas Water Development Board State Water Implementation
Revenue Fund for Texas RB Series 2015A (NR/AAA)
6,295,000 4.000
10/15/2040
6,240,767
Texas Water Development Board State Water Implementation
Revenue Fund For Texas Reseve Bonds Series 2024A
(NR/AAA)
3,000,000 5.000
10/15/2049
3,167,567
The Lakes Fresh Water Supply District of Denton County UT Road
Bonds Series 2022 (AGM) (A1/AA)
3,230,000 3.000
09/01/2047
2,539,046
Town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
200,000 4.375
(c)
09/15/2027
200,323
445,000 4.750
(c)
09/15/2032
457,941
1,200,000 5.250
(c)
09/15/2042
1,242,847
Town of Little Elm Special Assessment RB for Spiritas East Public
Improvement Project Series 2022 (NR/NR)
205,000 3.500
(c)
09/01/2032
194,451
Town of Little Elm Special Assessment RB for Valencia Public
Improvement District Project Series 2022 (NR/NR)
220,000 6.000
(c)
09/01/2027
223,544
712,000 6.125
(c)
09/01/2032
757,360
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR)
811,000 4.000
(c)
09/01/2047
720,594
Town of Little Special Assessment RB for Hillstone Pointe Public
Improvement District No. 2 Phases 2-3 Project Series 2018
(NR/NR)
235,000 5.250
(c)
09/01/2028
239,416
Town of Little Special Assessment RB for Lakeside Estates Public
Improvement District No. 2 Project Series 2017 (NR/NR)
100,000 4.500
(c)
09/01/2027
100,808
Town of Providence Village Texas A Municipal Corporation of The
State of Texas Located In Denton County Special Assessment
RB Series 2024 (NR/NR)
230,000 4.375
(c)
09/01/2031
231,871
650,000 5.000
(c)
09/01/2044
659,960
Town of Providence Village Texas Special Assessment RB Series
2025 (NR/NR)
636,000 4.250
(c)
09/01/2030
639,390
413,000 4.500
(c)
09/01/2035
416,666
Travis County Development Authority Contract Assessment RB
for Bella Fortuna Public Improvement District Series 2024
(NR/NR)
843,000 5.375
(c)
09/01/2044
876,321
750,000 5.625
(c)
09/01/2051
768,930
Travis County Development Authority Contract Assessment RB for
Longview 71 Public Improvement District Improvement Area
# 1 Project Series 2024 (NR/NR)
600,000 5.000
(c)
09/01/2044
618,257
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Travis County Development Authority Contract Assessment RB for
Turner’s Crossing Public Improvement District Improvement
Area #1 Commercial Lot 98 and Improvement Area #2 Project
Series 2025 (NR/NR)
$ 1,400,000 5.250%
09/01/2054
$ 1,405,975
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
868,000 5.375
(c)
09/01/2042
912,330
Travis County Housing Finance Corporation Multifamily Housing
RB for Bluestein Boulevard Apartments Series 2024 (Aa1/NR)
3,615,000 3.400
(a)(b)
01/01/2059
3,639,992
Travis County Texas Permanent Improvement Bonds Series 2024
(Aaa/AAA)
840,000 4.000
03/01/2043
837,461
Travis County Texas Unlimited Tax Road Bonds Series 2024
(Aaa/AAA)
965,000 4.000
03/01/2044
962,213
University Houston Consolidated RB Refunding Series 2017 C
(Aa2/AA+)
8,630,000 3.250
02/15/2041
7,883,571
University of Houston (Aa2/AA+)
5,000,000 2.000
02/15/2044
3,729,474
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
950,000 3.000
09/01/2034
859,469
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
308,000 2.875
12/01/2030
289,904
Viridian Municipal Management District Tarrant County Special
Assessment RB Series 2018 (NR/NR)
360,000 4.250
12/01/2029
360,049
1,159,000 4.625
12/01/2035
1,159,206
1,704,000 5.000
12/01/2045
1,704,126
Westpointe Special Improvement District Limited Ad Valorem Tax
Road Bonds Series 2024 (BAM) (Baa2/AA)
1,000,000 5.000
08/15/2045
1,039,565
Westside 211 Special Improvement District Limited Ad Valorem
Tax And Subordinate Lien Sales And Use Tax Road Bonds,
Series 2025 (BAM) (Baa3/AA)
4,000,000 5.000
08/15/2053
4,007,716
Westside 211 Special Improvement District Limited Ad Valorem
Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022
(Baa3/NR)
740,000 5.375
08/15/2042
748,879
1,000,000 5.625
08/15/2052
1,004,114
Westside 211 Special Improvement Project District LT &
Subordinate Lien Sales & Use Tax Road Bonds Series 2021
(Baa3/NR)
325,000 3.000
08/15/2034
297,439
345,000 3.000
08/15/2036
305,088
745,000 3.000
08/15/2039
610,441
Wise County Texas Tax Notes Series 2024 (NR/AA+)
1,130,000 5.000
02/15/2027
1,145,013
1,070,000 5.000
02/15/2028
1,108,677

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Yoakum Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
$ 1,000,000 4.250%
02/15/2048
$ 979,848
1,154,899,972
Utah - 1.3%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
1,675,000 3.250
(c)
03/01/2031
1,612,639
1,875,000 3.500
(c)
03/01/2036
1,733,864
1,900,000 3.750
(c)
03/01/2041
1,743,147
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
2,240,924 5.625
(c)
12/01/2053
2,297,011
Copper Rim Infrastructure Financing District in The City of West
Jordan Salt Lake County Utah Special Assessment Bonds
Series 2025 (NR/NR)
1,750,000 6.125
(c)
12/01/2054
1,817,073
Intermountain Power Agency Power Supply RB 2023 Series A
(Tax-Exempt) (Aa3/NR)
6,500,000 5.000
07/01/2034
7,187,240
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 A (NR/NR)
3,814,000 5.250
(c)
02/01/2040
3,484,131
Mida Cormont Public Infrastructure District Limited Tax GO
Bonds Series 2025A-1 (NR/NR)
2,200,000 6.250
(c)
06/01/2055
2,334,285
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-2 (NR/NR)
1,750,000 5.500
(c)
06/15/2039
1,812,181
1,000,000 5.750
(c)
06/15/2044
1,047,637
Resort Core Public Infrastructure District No. 1 Limited Tax
General Obligation Convertible Capital Appreciation Bonds
Series 2026A-2 (NR/NR)
7,500,000 0.000
(h)
03/01/2046
5,940,154
Salt Lake City Airport RB
1,060,000 5.000
07/01/2047
1,064,579
Salt Lake City Airport RB
3,035,000 5.000
07/01/2051
3,074,755
Salt Lake City Airport RB for Salt Lake City International Airport
Series 2023A (AMT) (A1/A+)
1,500,000 5.250
07/01/2053
1,549,513
6,300,000 5.500
07/01/2053
6,631,714
Salt Lake City International Airport RB Series 2018A (A1/A+)
10,525,000 5.000
07/01/2036
10,831,631
5,000,000 5.000
07/01/2038
5,129,180
7,500,000 5.250
07/01/2048
7,595,049
Salt Lake City International Airport RB Series 2018A
(AMT) (A1/A+)
4,000,000 5.000
07/01/2029
4,153,898
Salt Lake City International Airport RB Series 2021A (A1/A+)
2,000,000 5.000
07/01/2046
2,056,666
1,500,000 4.000
07/01/2051
1,356,159
Salt Lake City International Airport RB Series 2023A (A1/A+)
200,000 5.250
07/01/2048
208,560
Salt Lake City Utah Public Utilities RB Series 2025 (Aa1/AAA)
20,875,000 5.250
02/01/2055
22,363,020
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Salt Lake City, Utah Airport RB, Series 2017A
(AMT) Salt Lake City International Airport (A1/A+)
$ 5,200,000 5.000%
07/01/2042
$ 5,252,163
Skyfall Infrastructure Financing District Utah Special Assessment
Bonds Series 2026 (NR/NR)
11,250,000 5.750
(c)
12/01/2036
11,264,324
19,665,000 7.000
(c)
12/01/2055
19,720,638
Utah Charter School Finance Authority Charter School RB for
Beehive Science & Technology Academy Project Series 2021A
(NR/NR)
2,325,000 4.000
(c)
10/15/2041
1,960,018
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
1,610,000 5.625
(c)
06/15/2042
1,631,021
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
500,000 4.000
(c)
07/15/2037
443,516
3,485,000 4.250
(c)
07/15/2050
2,786,711
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022B (NR/BB)
35,000 5.750
(c)
07/15/2026
34,986
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
890,000 4.000
(c)
06/15/2041
755,169
Utah Charter School Finance Authority RB Refunding for Summit
Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
700,000 5.000
04/15/2039
719,115
625,000 5.000
04/15/2044
635,554
1,150,000 5.000
04/15/2049
1,157,872
Utah City West Public Infrastructure District No. 1 Special
Assessment Bonds  Series 2026 (NR/NR)
2,000,000 5.500
(c)
12/01/2046
2,053,992
Utah Housing Corp. Multifamily Housing RB for Promontory
Place Apartments Series 2024B (Aa1/NR)
2,285,000 3.400
(a)(b)
02/01/2028
2,297,698
Utah Housing Corporation Multifamily Housing RB Daybreak
Affordable Phase II Apartments Series 2026 (Aa1/NR)
10,000,000 3.000
(a)(b)
01/01/2045
9,988,108
Utah Housing Corporation Multifamily Housing RB Liberty
Corner Series 2025 (Aa1/NR) (PUTABLE)
3,000,000 3.000
(a)(b)
09/01/2045
2,998,663
160,723,634
Vermont - 0.1%
University of Vermont State Agricultural College GO Bonds Series
2017 (Aa3/A+)
365,000 5.000
10/01/2043
371,420
Vermont Economic Development Authority Solid Waste Disposal
RB Casella Waste Systems, Inc. Project Series 2022A-2
(B1/B+)
1,000,000 4.375
(a)(b)(c)
06/01/2052
1,029,070
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
2,175,000 5.000
(a)(b)(c)
06/01/2052
2,194,516
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
2,700,000 5.500
(c)
10/01/2043
2,483,255
6,078,261

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
$ 825,000 5.000%
10/01/2039
$ 857,824
Virgin Islands Public Finance Authority RB Refunding for Virgin
Islands Gross Receipts Taxes Loan Note Series 2014 C
(NR/NR)
3,250,000 5.000
(c)
10/01/2039
3,249,948
Virgin Islands Public Finance Authority RB Series 2014 A
(AGM-CR) (A1/AA)
5,000,000 5.000
(c)
10/01/2034
5,048,250
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note, Series 2025 (NR/A)
1,500,000 5.000
09/01/2040
1,649,451
1,225,000 5.000
09/01/2041
1,334,835
1,255,000 5.000
09/01/2042
1,360,888
1,750,000 5.000
09/01/2044
1,884,908
15,386,104
Virginia - 1.1%
Alexandria Redevelopment and Housing Authority Multifamily
Housing RB 431 S Columbus St Block 4 Series 2024
(HUD SECT 8) (Aa1/NR)
3,650,000 3.200
(a)(b)
12/01/2054
3,654,603
City of Virginia Beach Development
Authority Residential Care Facility RB
2,700,000 7.000
09/01/2053
2,974,773
Economic Development Authority of The City of Salem, Virginia
Educational Facilities RB Roanoke College, Series 2025
(NR/BBB+)
1,000,000 5.000
04/01/2040
1,041,724
Economic Development Authority of The City of Winchester
Virginia RB Valley Health System Obligated Group Series
2024A (A1/A+)
1,425,000 5.000
01/01/2040
1,550,312
5,365,000 5.000
01/01/2041
5,796,069
2,180,000 5.000
01/01/2042
2,345,467
Fairfax County Redevelopment & Housing Authority Multifamily
Housing RB for Dominion Square North Project Series 2023
(Aa1/NR)
1,825,000 5.000
(a)(b)
01/01/2045
1,861,529
Farmville Industrial Development Authority RB Refunding for
Longwood Housing Foundation LLC Series 2020 A (NR/BB+)
3,000,000 5.000
01/01/2040
3,008,821
Harrisonburg Redevelopment and Housing Authority Multifamily
Housing RB Helios Series 2023 (Aa1/NR)
4,750,000 3.570
(a)(b)
10/01/2045
4,775,015
Industrial Development Authority of Arlington County Hospital RB
for VHC Health Series 2023A (NR/A+)
6,700,000 5.000
(a)(b)
07/01/2053
7,144,085
Richmond Redevelopment and Housing Authority Multifamily
Housing RB Joyfield At German School Road Series 2026
(Aa1/NR)
2,750,000 3.050
(a)(b)
12/01/2055
2,758,709
Salem Economic Development Authority RB Refunding for
Roanoke College Series 2020 (NR/BBB+)
45,000 5.000
04/01/2027
45,522
50,000 5.000
04/01/2028
51,268
460,000 5.000
04/01/2029
478,642
350,000 5.000
04/01/2030
368,190
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Salem Economic Development Authority RB Refunding for
Roanoke College Series 2020 (NR/BBB+) – (continued)
$ 740,000 5.000%
04/01/2031
$ 774,231
300,000 5.000
04/01/2032
312,548
650,000 5.000
04/01/2033
675,457
395,000 5.000
04/01/2034
408,479
110,000 5.000
04/01/2035
113,310
430,000 5.000
04/01/2036
441,678
1,030,000 5.000
04/01/2037
1,054,614
410,000 4.000
04/01/2039
396,396
265,000 4.000
04/01/2040
251,538
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 A-1 (B3/B-)
8,315,000 6.706
06/01/2046
6,173,917
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
123,090,000 0.000
(g)
06/01/2047
27,382,269
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 D (NR/CCC-)
13,500,000 0.000
(g)
06/01/2047
2,594,280
University of Virginia Rector & Visitors General Revenue Pledge
Refunding Bonds Series 2015A (Aaa/AAA)
20,705,000 5.000
04/01/2045
20,706,435
Virginia Beach Development Authority Residential Care
Facility Tax Exempt Mandatory Paydown Securities RB for
Westminster-Canterbury On Chesapeake Bay Series 2023B-3
(NR/NR)
3,975,000 5.375
09/01/2029
3,986,452
Virginia College Building Authority Educational Facilities RB
Regent University Project, Series 2025 (NR/BBB)
2,670,000 6.000
06/01/2050
2,839,434
Virginia Housing Development Authority RB Series 2019 E
(Aa1/AA+)
5,000,000 3.100
12/01/2045
4,232,121
Virginia Housing Development Authority Rental Housing Bonds
2024 Series C (NON-AMT) (Aa1/AA+)
1,000,000 4.800
12/01/2049
1,021,404
Virginia Housing Development Authority Rental Housing Bonds
2025 Series A (NON-AMT) (Aa1/AA+)
550,000 3.250
03/01/2029
550,082
1,750,000 3.250
09/01/2029
1,750,947
Virginia Small Business Financing Authority Private Activity Tax
Exempt Senior Lien RB for Transform 66 P3 Project Series
2017 (Baa3/NR)
4,770,000 5.000
12/31/2056
4,755,784
Virginia Small Business Financing Authority RB Lifespire  of
Virginia Residential Care Facilities Revenue and Refunding
Bonds Series 2026A (NR/NR)
1,880,000 5.250
12/01/2046
1,986,695
Virginia Small Business Financing Authority Refunding RB
Hampton University Series 2025 (NR/A-)
2,600,000 5.000
10/01/2036
2,859,358
2,700,000 5.000
10/01/2037
2,967,060
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
1,875,000 5.000
12/31/2052
1,882,106
Virginia Small Business Financing Authority Solid Waste Disposal
RB Series 2018 (NR/B-)
300,000 5.000
(a)(b)(c)
01/01/2048
299,083

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
$ 5,385,000 5.000%
12/31/2049
$ 5,387,859
4,950,000 5.000
12/31/2052
4,950,371
138,608,637
Washington - 1.6%
Bethel School District No. 403 Pierce County Washington
Unlimited Tax GO Bonds 2024 (SCH BD GTY) (Aaa/NR)
7,000,000 5.000
12/01/2041
7,720,986
5,980,000 5.000
12/01/2042
6,568,458
4,185,000 5.000
12/01/2043
4,579,526
City of Seattle Drainage and Wastewater System Improvement and
Refunding RB Series 2022 (Aa1/AA+)
1,200,000 4.000
09/01/2036
1,236,978
2,665,000 4.000
09/01/2037
2,726,730
City of Seattle RB for Municipal Light & Power Improvement
Series 2018 A (Aa2/AA)
3,340,000 4.000
01/01/2033
3,381,763
6,715,000 4.000
01/01/2034
6,781,741
11,655,000 4.000
01/01/2043
11,575,593
City of Seattle RB Refunding for Drainage & Wastewater Series
2014 (Aa1/AA+)
13,715,000 4.000
05/01/2044
13,465,893
City of Seattle RB Refunding for Drainage & Wastewater Series
2017 (Aa1/AA+)
6,555,000 4.000
07/01/2035
6,581,640
City of Tacoma Washington Electric System RB, Series 2025A
(NR/AA)
8,275,000 5.250
01/01/2050
8,879,418
Energy Northwest Columbia Generating Station Electric Revenue
and Refunding Bonds, Series 2025-A (Aa2/AA-)
7,175,000 5.000
07/01/2042
7,954,821
Energy Northwest Columbia Generating Station Electric Revenue
Refunding Bonds Series 2021-A (Aa2/AA-)
8,830,000 4.000
07/01/2042
8,874,937
Highline School District No. 401, King County, Washington UT
GO Bonds, 2023 (SCH BD GTY) (Aaa/NR)
2,750,000 5.000
12/01/2039
3,005,564
Port of Seattle Industrial Development Corp. RB Refunding for
Delta Air Lines, Inc. Series 2012 (NR/BBB-)
4,170,000 5.000
04/01/2030
4,175,319
Port of Seattle Intermediate Lien RB Series 2017C (Aa3/AA-)
4,740,000 5.000
05/01/2042
4,785,602
Port of Seattle Intermediate Lien RB Series 2018A
(AMT) (Aa3/AA-)
5,000,000 5.000
05/01/2038
5,060,021
Port of Seattle Intermediate Lien RB Series 2019 (Aa3/AA-)
7,000,000 5.000
04/01/2039
7,237,128
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2021C (Aa3/AA-)
4,000,000 5.000
08/01/2037
4,259,582
700,000 4.000
08/01/2041
684,760
Port of Seattle Intermediate Lien Revenue Bonds Series 2018A
(Aa3/AA-)
2,500,000 5.000
05/01/2043
2,522,617
Port of Seattle Intermediate Lien Revenue Refunding Bond Series
2022A (Aa3/AA-)
865,000 5.000
08/01/2028
909,156
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C
(Aa3/AA-)
$ 5,000,000 5.000%
08/01/2039
$ 5,292,816
Port of Tacoma Revenue and Refunding Bonds 2016B (Aa3/AA+)
12,455,000 5.000
12/01/2043
12,480,556
Public Hospital District No. 2 Quincy Valley Medical Center UT
GO Bonds 2024 (Baa1/NR)
800,000 5.500
12/01/2044
852,752
Spokane County Washington Airport RB Series 2024B
(AMT) (A2/A)
3,210,000 5.250
01/01/2042
3,436,245
State of Washington Various Purpose GO Bonds Series R-2022A
(Aaa/AA+)
2,490,000 5.000
02/01/2027
2,524,876
Washington Health Care Facilities Authority RB  Series 2026B
(NR/A)
1,500,000 5.000
10/01/2030
1,615,901
Washington Health Care Facilities Authority RB
(Commonspirit Health) Series 2019A-2 (A3/A-)
5,000,000 5.000
08/01/2037
5,194,273
1,140,000 5.000
08/01/2039
1,178,815
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019A-1 (A3/A-)
3,370,000 4.000
08/01/2044
3,228,320
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
2,000,000 5.000
08/01/2037
2,077,709
285,000 5.000
08/01/2038
295,295
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
570,000 5.000
08/01/2036
593,916
Washington Higher Education Facilities Authority RB for Seattle
University Project Series 2020 (NR/A)
1,200,000 4.000
05/01/2050
1,054,172
Washington State Convention Center Public Facilities District
Junior Lodging Tax Notes 2021 (NR/NR)
1,050,000 4.000
07/01/2031
1,074,233
Washington State Convention Center Public Facilities District RB
Series 2018 (A3/BBB+)
320,000 5.000
07/01/2029
330,423
11,450,000 5.000
07/01/2048
11,504,315
Washington State Convention Center Public Facilities District
Subordinate Lodging Tax Bonds 2018 (Baa1/BBB-)
2,560,000 5.000
07/01/2043
2,589,784
Washington State Convention Center Public Facilities District
Subordinate Lodging Tax Refunding Bonds Series 2021B
(Baa1/BBB-)
2,925,000 4.000
07/01/2043
2,821,296
Washington State Housing Finance
Commission Nonprof it Housing RB
2,875,000 4.500
(c)
07/01/2030
2,875,702
Washington State Housing Finance Commission Nonprofit
Housing RB for Presbyterian Retirement Communities
Northwest Obligated Group Transforming Age Projects Series
2019 A (NR/NR)
745,000 5.000
(c)
01/01/2034
764,461
1,400,000 5.000
(c)
01/01/2039
1,420,239

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding RB Josephine Caring
Community Project Series 2025B1 (Tax-Exempt) (NR/NR)
$ 5,550,000 4.200%
(c)
07/01/2030
$ 5,548,029
7,375,000 4.500
(c)
07/01/2031
7,376,301
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding Revenue Bonds for Emerald
Heights Project Series 2023A (NR/NR)
1,325,000 5.000
07/01/2038
1,407,149
Washington State Housing Finance Commission Nonprofit RB
Refunding Series 2023 (NR/BBB)
900,000 5.625
(c)
07/01/2038
972,463
201,478,274
West Virginia - 0.6%
Monongalia County Commission Senior Tax Increment Revenue,
Refunding and Improvement Bonds for Development District
No. 4 – University Town Centre Series 2023 A (NR/NR)
370,000 5.000
(c)
06/01/2033
387,539
Monongalia County Commission Subordinate Special District
Excise Tax Revenue & Improvement Bonds for University
Town Centre Economic Opportunity Development District
Series 2023 A (NR/NR)
740,000 7.000
(c)
06/01/2043
790,065
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
7,140,000 5.000
06/01/2035
7,414,689
State of West Virginia GO State Road Bonds Series 2019 A
(Aa2/AA-)
605,000 5.000
06/01/2035
639,923
State of West Virginia, West Virginia GO State Road Bonds, Series
2019 A (Aa2/AA-)
1,600,000 5.000
12/01/2036
1,687,667
The County Commission ofOhio County, West Virginia Special
District Excise Tax Revenue Refunding and Improvement
Bonds, Series 2025 A (AGM) (NR/AA)
2,000,000 5.500
06/01/2054
2,138,855
West Virginia Economic Development Authority RB
Refunding for Appalachian Power Company Series 2015A
(Baa1/BBB+) (PUTABLE)
7,445,000 3.375
(a)(b)
03/01/2040
7,502,790
West Virginia Economic Development Authority
Solid Waste Disposal Facilities RB
7,675,000 3.700
(a)(b)
12/01/2042
7,787,908
West Virginia Economic Development Authority Solid
Waste Disposal Facilities Revenue Refunding Bonds
for Wheeling Power Company Project Series 2013A
(NR/BBB+) (PUTABLE)
9,150,000 3.000
(a)(b)
06/01/2037
9,111,414
West Virginia Hospital Finance Authority Hospital Refunding and
Improvement RB for Vandalia Health Group Series 2023B
(AGM) (A1/AA)
2,855,000 5.125
09/01/2042
3,083,369
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
2,970,000 5.500
09/01/2048
3,165,067
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Ba1/BBB)
1,000,000 5.000
01/01/2033
1,009,816
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Ba1/BBB) – (continued)
$ 950,000 5.000%
01/01/2034
$ 957,758
825,000 5.000
01/01/2035
830,288
2,330,000 5.000
01/01/2036
2,340,530
West Virginia Hospital Finance Authority RB Refunding for
Charleston Area Medical Center, Inc. Obligated Group Series
2019 A (Baa1/NR)
2,375,000 5.000
09/01/2029
2,482,173
4,775,000 5.000
09/01/2030
4,976,154
1,520,000 5.000
09/01/2032
1,573,482
West Virginia Housing Development Fund Housing Finance Bonds
2024 Series B (NON-AMT) (Aaa/AAA)
3,825,000 4.350
11/01/2039
3,900,986
4,685,000 4.700
11/01/2044
4,778,923
West Virginia Housing Development Fund Multifamily
Housing RB for Beckley Preservation Series 2024
(HUD SECT 8) (Aa1/NR)
2,000,000 5.000
(a)(b)
08/01/2027
2,030,046
68,589,442
Wisconsin - 1.7%
City of Kaukauna Outagamie and Calumet Counties Wisconsin
Waterworks System RB Anticipation Notes (NR/A)
1,850,000 4.000
(f)
12/01/2029
1,864,721
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
800,000 5.875
(c)
06/01/2052
788,213
Public Finance Authority Charter School RB for Founders
Academy of Las Vegas Series 2023A (NR/BB-)
300,000 6.375
(c)
07/01/2043
314,927
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
165,000 4.250
(c)
06/15/2031
163,038
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
700,000 5.000
06/15/2044
706,150
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
1,060,000 5.375
(c)
06/15/2042
1,065,157
Public Finance Authority Education RB Mater Academy of Nevada
- East Las Vegas Campus Project Series 2024A (NR/BB)
1,280,000 5.000
(c)
12/15/2044
1,262,857
Public Finance Authority Education RB Mater Academy of Nevada
Cactus Park Campus Project Series 2025A (NR/BB)
665,000 5.000
(c)
12/15/2035
684,895
1,030,000 6.000
(c)
12/15/2045
1,084,233
Public Finance Authority Education RB North Hills Christian
School Series 2026A (NR/NR)
700,000 5.875
(c)
07/01/2046
697,651
Public Finance Authority Education RB Pinecrest Academy
ofNevada—Pinecrest Academy Springs Campus Project Series
2025A (NR/BB+)
2,500,000 4.000
(c)
07/15/2033
2,494,330
Public Finance Authority Education RB Revolution Academy
Series 2026 (NR/BB)
870,000 5.500
(c)
10/01/2046
867,673

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Education RB Series 2022 (NR/NR)
$ 1,245,000 5.000%
(c)
01/01/2042
$ 1,165,872
Public Finance Authority Education Revenue Refunding Bonds for
Pinecrest Academy of Nevada—Sloan Canyon Campus Project
Series 2024A (NR/BB+)
750,000 4.000
(c)
07/15/2039
714,539
700,000 4.250
(c)
07/15/2044
658,426
700,000 4.500
(c)
07/15/2049
637,739
Public Finance Authority Educational Facilities RB Lindenwood
Education System Series 2026 (NR/BBB-)
1,140,000 5.000
06/01/2028
1,169,011
820,000 5.000
06/01/2030
854,717
505,000 5.000
06/01/2031
529,446
1,215,000 5.000
06/01/2034
1,281,394
1,340,000 5.000
06/01/2036
1,408,550
1,000,000 5.000
06/01/2038
1,038,572
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Ba2/BB)
1,000,000 4.300
11/01/2030
999,999
Public Finance Authority Health Care Facilities Revenue and
Refunding RB Blue Ridge Healthcare Series 2020A (A3/A)
1,100,000 5.000
01/01/2038
1,139,814
Public Finance Authority Limited Obligation Grant RB
10,975,000 6.750
(c)
08/01/2031
7,682,500
Public Finance Authority Multifamily Housing RB Clipper Cove
Apartments Project Senior Credit Enhanced Series 2026
(FHLMC COLL) (Aa1/NR)
8,350,000 4.000
05/01/2036
8,314,027
Public Finance Authority RB for Appalachian Regional Healthcare
System Obligated Group Series 2021 A (NR/BBB-)
265,000 5.000
07/01/2035
272,052
310,000 5.000
07/01/2036
317,399
265,000 5.000
07/01/2037
270,505
310,000 5.000
07/01/2038
315,635
310,000 5.000
07/01/2039
314,505
285,000 5.000
07/01/2040
287,331
310,000 5.000
07/01/2041
310,604
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA)
175,000 4.000
07/01/2033
175,957
130,000 4.000
07/01/2034
130,624
155,000 4.000
07/01/2035
155,581
220,000 4.000
07/01/2036
220,670
220,000 4.000
07/01/2037
220,562
265,000 4.000
07/01/2038
265,456
265,000 4.000
07/01/2039
265,103
265,000 4.000
07/01/2040
263,686
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
1,470,000 5.000
(c)
12/01/2035
1,486,871
1,950,000 5.000
(c)
12/01/2045
1,862,287
Public Finance Authority RB for Coral Academy Of Science Las
Vegas Series 2021 A (NR/BBB-)
875,000 4.000
07/01/2041
803,291
1,000,000 4.000
07/01/2051
829,152
Public Finance Authority RB for Eno River Academy Holdings,
Inc. Series 2020 A (Ba1/NR)
270,000 4.000
(c)
06/15/2030
268,480
815,000 5.000
(c)
06/15/2040
818,648
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
$ 1,000,000 4.000%
(c)
03/01/2030
$ 994,070
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
7,475,000 6.500
(c)
06/01/2045
6,682,584
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
9,750,000 5.200
12/01/2037
9,908,468
1,430,000 5.350
12/01/2045
1,443,582
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB-)
2,470,000 6.000
(c)
07/01/2031
2,302,226
Public Finance Authority RB Kahala Nui Project Series 2025
(A3/A)
1,325,000 4.000
(a)(b)
10/01/2041
1,354,223
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/NR) (PUTABLE)
240,000 4.000
(a)(b)(d)
10/01/2030
251,557
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/BBB-)
8,000,000 5.500
(c)
06/01/2040
8,422,042
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/NR)
2,125,000 5.250
11/15/2050
2,197,762
1,550,000 5.250
11/15/2055
1,591,162
Public Finance Authority RB Refunding for Blue Ridge Healthcare
Obligated Group Series 2020 A (A3/A)
950,000 5.000
01/01/2033
997,614
900,000 5.000
01/01/2036
937,990
500,000 5.000
01/01/2037
519,585
700,000 5.000
01/01/2039
723,561
875,000 5.000
01/01/2040
902,618
Public Finance Authority RB Refunding for Coral Academy of
Science Reno Series 2019 A (NR/NR)
355,000 5.000
(c)
06/01/2029
356,522
1,710,000 5.000
(c)
06/01/2039
1,644,917
Public Finance Authority RB Refunding for Fellowship Senior
Living Obligated Group Series 2019 A (NR/NR)
1,000,000 4.000
01/01/2029
1,003,918
Public Finance Authority RB Refunding for Penick Village
Obligated Group Series 2019 (NR/NR)
305,000 4.000
(c)
09/01/2029
307,134
770,000 5.000
(c)
09/01/2039
782,279
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
5,900,000 4.500
(c)
07/01/2048
4,314,529
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BBB-)
2,770,000 6.125
(c)
10/01/2049
2,398,985
Public Finance Authority RB Refunding for Waste Management,
Inc. Project Series 2016 A-2 (NR/A-/A-2)
2,000,000 2.875
05/01/2027
1,991,359
Public Finance Authority RB Roseman University of Health
Sciences 2020 (NR/BB+)
400,000 5.000
(c)
04/01/2030
408,515
Public Finance Authority RB Viticus Group Project Series 2025A
(NR/NR)
725,000 6.250
(c)
12/01/2045
763,318

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Retirement Communities RB for Acts
Retirement-Life Communities Obligated Group Series 2020A
(NR/NR)
$ 1,305,000 5.000%
11/15/2041
$ 1,346,726
Public Finance Authority Retirement Communities RB Refunding
for The Evergreens Obligated Group Series 2019 A (NR/NR)
970,000 5.000
11/15/2044
987,020
Public Finance Authority Senior Airport Facilities RB Refunding
for Transportation Infrastructure Properties LLC Obligated
Group Series 2012 B (NR/BBB+)
2,010,000 5.250
07/01/2028
2,011,822
Public Finance Authority Senior Lien Toll RB, Series 2025 Georgia
Sr 400 Express Lanes Project (Baa3/NR)
8,300,000 6.500
12/31/2065
9,283,079
Public Finance Authority Senior Living Revenue Refunding Bonds
for Fellowship Senior Living Project Series 2019A (NR/NR)
8,955,000 4.000
01/01/2052
7,239,339
Public Finance Authority Student Housing RB KSU Bixby Real
Estate Foundation Llc Project Senior Series 2025A (A1/NR)
825,000 5.250
06/15/2045
890,638
650,000 5.250
06/15/2050
682,470
Public Finance Authority Student Housing RB Series 2021A-1
(Ba2/NR)
630,000 4.000
(c)
07/01/2041
542,894
2,725,000 4.000
(c)
07/01/2051
2,066,303
Public Finance Authority Tax Increment Revenue Senior Bonds for
Miami Worldcenter Project Series 2024A (NR/NR)
8,090,000 5.000
(c)
06/01/2041
8,296,553
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
Driftwood Golf and Ranch Club Project Series 2025 (NR/NR)
1,480,000 0.000
(c)(g)
12/15/2039
626,630
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
1,968,000 5.375
(c)
12/15/2032
1,967,863
Public Finance Authority, Wisconsin Texas Infrastructure Program,
Tax-Exempt Revenue Anticipation, Capital Appreciation
Bonds (Willow Springs Project) Series 2025 (NR/NR)
10,000,000 0.000
(c)(g)
12/15/2039
4,038,991
Racine Unified School District Racine County Wisconsin GO
Promissory Notes (BAM) (Aa3/AA)
1,500,000 5.000
04/01/2038
1,619,445
1,350,000 5.000
04/01/2039
1,453,619
1,515,000 5.000
04/01/2040
1,621,885
1,650,000 5.000
04/01/2041
1,761,460
State of Wisconsin GO Bonds of Series 2024 A (Aa1/AA+)
2,220,000 5.000
05/01/2027
2,267,714
State of Wisconsin GO Refunding Bonds of 2027 Series 1
(Aa1/AA+)
690,000 5.000
(f)
05/01/2033
769,978
1,085,000 5.000
(f)
05/01/2034
1,223,298
400,000 5.000
(f)
05/01/2035
454,851
State of Wisconsin GO Refunding Bonds of 2027, Series 1
(Forward Delivery) (Aa1/AA+)
3,225,000 5.000
(f)
05/01/2030
3,447,450
2,550,000 5.000
(f)
05/01/2031
2,770,492
1,675,000 5.000
(f)
05/01/2032
1,845,977
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024A (NR/NR)
$ 1,165,000 5.250%
08/15/2039
$ 1,240,217
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024B-1 (NR/NR)
1,385,000 4.400
08/15/2029
1,385,296
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024B-2 (NR/NR)
1,150,000 4.200
08/15/2028
1,150,157
Wisconsin Health & Educational Facilities Authority RB Refunding
for Lawrence University of Wisconsin Series 2020 (Baa2/NR)
1,185,000 3.000
02/01/2042
933,065
390,000 4.000
02/01/2045
345,902
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
365,000 3.000
12/01/2031
323,701
1,275,000 4.000
12/01/2041
1,041,567
Wisconsin Health & Educational Facilities Authority Refunding RB
Series 2021B (NR/NR)
475,000 4.000
09/15/2036
466,674
460,000 4.000
09/15/2041
437,858
425,000 4.000
09/15/2045
386,075
Wisconsin Health & Educational Facilities Authority Refunding RB
Series 2022 (NR/NR)
700,000 4.000
09/15/2036
687,730
680,000 4.000
09/15/2041
647,268
575,000 4.000
09/15/2045
522,337
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
13,395,000 5.000
(c)
08/01/2027
13,395,000
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
2,775,000 2.850
(a)(e)
08/15/2054
2,775,000
Wisconsin Health and Educational Facilities Authority RB Series
2024A (BAM) (NR/AA)
5,675,000 4.500
02/15/2054
5,521,835
Wisconsin Health and Educational Facilities Authority RB Series
2026 (NR/NR)
665,000 5.000
06/01/2045
675,554
1,200,000 5.375
06/01/2050
1,217,839
Wisconsin Health and Educational Facilities
Authority Senior Living  RB, Series 2025
(Chiara Housing and Services, Inc. Project) (NR/NR)
775,000 6.375
07/01/2045
840,502
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022A
(NR/BBB-)
5,700,000 5.000
02/01/2042
5,889,014
Wisconsin State Health and Educational Facilities Authority
Variable Rate Refunding RB Froedtert Health Inc. Obligated
Group Series 2024A (NR/AA)
3,150,000 5.000
04/01/2041
3,381,768
Wisconsin State Health and Educational Facilities Authority
Variable Rate Refunding RB Froedtert Health Inc. Obligated
Group Series 2024A (NR/AA)
3,495,000 5.000
04/01/2042
3,726,698

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin State Health and Educational Facilities Authority
Variable Rate Refunding RB Froedtert Health Inc. Obligated
Group Series 2024A (NR/AA) – (continued)
$ 540,000 5.000%
04/01/2043
$ 573,190
209,424,114
Wyoming - 0.1%
County of Campbell RB Refunding for Basin Electric Power
Cooperative Series 2019 A (A3/A)
18,735,000 3.625
07/15/2039
17,522,032
a a
TOTAL MUNICIPAL BONDS
(Cost $12,093,542,927)
12,096,398,664
a
Corporate Bonds - 0.2%
Healthcare-Services - 0.1%
Prime Healthcare Foundation, Inc. Series
4,975,000 7.000% 12/01/27 5,120,195
Toledo Hospital RB Series 2022 B
1,895,000 5.325 11/15/28 1,900,506
7,020,701
Real Estate - 0.1%
Benloch Ranch Improvement Association No. 1 Series 2020
2,780,721 9.750
(c)
12/01/39 2,172,356
Benloch Ranch Improvement Association No. 1 Series 2021
1,613,868 9.750
(c)
12/01/39 1,260,783
Brixton Park Improvement Association No. 1 Series
12,132,482 6.875
(c)(j)
12/01/51 10,598,572
14,031,711
TOTAL CORPORATE BONDS
(Cost $22,972,375)
21,052,412
Shares
Dividend
    Rate Value
a
Investment Company - 0.8%
(k)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
95,021,244 3.524% 95,021,244
(Cost $95,021,244)
TOTAL INVESTMENTS - 99.6%
(Cost $12,211,536,546)
$ 12,212,472,320
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.4%
52,077,206
NET ASSETS - 100.0%
$ 12,264,549,526
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Security is currently in default and/or non-income producing.
(a)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2026.
(b)
Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
June 30, 2026.
(f)
When-issued security.
(g)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)
Zero coupon bond until next reset date.
( i )
Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.
(j)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)
Represents an affiliated issuer.
Security ratings disclosed, if any, are issued by either S&P Global
Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited.
A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CCRC - Congregate Care Retirement Center
CFD - Community Facilities District
COPS - Certificates of Participation
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PCRB - Pollution Control Revenue Bond
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
RMKT - Remarketed
RR - Revenue Refunding
SCH BD
GTY
-
School Bond Guaranty
SCH BD RES
FD
-
School Board Reserve Fund
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
SONYMA - State of New York Mortgage Agency
ST AID
WITHHLDG
-
State Aid Withholding
ST
INTERCEPT
-
State Aid Intercept

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Additional Investment Information
Investment Abbreviations: (continued)
TCRS - Transferable Custody Receipts
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax
FUTURES CONTRACTS
— At June 30, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond (3,016) 09/21/26 $ (348,725,000) $ (4,650,373)

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 97.5%
Alabama - 2.3%
Black Belt Energy Gas District Gas Project RB Series 2022C-1
(A1/NR)
$ 10,000,000 5.250%
(a)(b)
02/01/2053
$ 10,509,241
Board of Trustees of Alabama State University General Tuition and
Fee RB Series 2025 (AGM) (A1/AA)
2,050,000 5.750
09/01/2050
2,255,091
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
3,150,000 5.250
(a)(b)
07/01/2054
3,391,728
Energy Southeast, A Cooperative District Energy Supply RB Series
2023B-1 (Fixed Rate) (A1/NR)
2,525,000 5.750
(a)(b)
04/01/2054
2,776,326
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (Ba2/BB+)
26,250,000 5.750
10/01/2049
27,055,948
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
32,160,000 5.250
10/01/2049
33,564,463
15,180,000 5.500
10/01/2053
15,977,578
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
1,085,000 4.500
11/01/2042
1,029,675
1,000,000 4.750
11/01/2049
912,052
Midcity Improvement District Special Assessment RB Series 2024
(NR/NR)
400,000 6.500
(c)
11/01/2044
404,994
550,000 6.750
(c)
11/01/2053
540,690
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
50,000,000 5.000
(a)(b)
06/01/2049
52,717,870
Southeast Energy Authority A Cooperative District Energy Supply
RB Series 2025B (A1/NR)
18,265,000 5.250
(a)(b)
03/01/2055
18,920,872
Southeast Energy Authority Commodity Supply RB for Project No.
6 Series 2023B (Aa1/NR)
10,000,000 5.000
(a)(b)
01/01/2054
10,565,385
Southeast Energy Authority, A Cooperative District Energy Supply
RB Series 2025C (Aa1/NR)
3,000,000 5.000
(a)(b)
05/01/2055
3,195,234
Sumter County Alabama (NR/NR)
12,400,000 6.000
(d)
07/15/2052
0
The Black Belt Energy Gas District Gas Project Revenue
Refunding Bonds 2025 Series D (Aa3/NR)
20,000,000 5.000
(a)(b)
12/01/2055
21,128,388
The Black Belt Energy Gas District Gas Supply RB, Series 2023B
(Aa1/NR)
3,620,000 5.250
(a)(b)
12/01/2053
3,889,419
The Educational Building Authority of The City of Homewood
Alabama Lease RB CHF – Horizons I L.L.C. Recreation
Center Project at Samford University Tax-Exempt Series 2024-
A (Baa2/NR)
5,930,000 5.500
10/01/2054
6,097,824
The Educational Building Authority of The City of Homewood
Alabama RB Chf – Horizons Ii L.L.C. Student Housing &
Parking Project At Samford University Tax-Exempt Series
2024-C (Baa2/NR)
11,230,000 5.500
10/01/2054
11,547,818
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Educational Building Authority of The City of Homewood
Alabama RB CHF – Horizons II L.L.C. Student Housing &
Parking Project at Samford University Tax-Exempt Series
2024-C (Baa2/NR)
$ 1,100,000 5.000%
10/01/2056
$ 1,087,004
The Industrial Development Authority of Baldwin County County
Solid Waste Disposal RB Novelis Corporation Project, Series
2025A (B1/BB)
11,250,000 5.000
(a)(b)(c)
06/01/2055
11,689,981
The Industrial Development Authority of Baldwin County Solid
Waste Disposal RB Novelis Corp. Project Series 2025B
(B1/BB)
11,500,000 4.625
(a)(b)(c)
06/01/2055
11,734,057
The Industrial Development Authority of Baldwin County Solid
Waste Disposal RB Novelis Corporation Project Series 2026A
(B1/BB)
18,500,000 4.300
(a)(b)(c)
03/01/2056
18,514,571
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB AM NS Calvert LLC Project Series 2024A
(Baa2/BBB)
14,400,000 5.000
06/01/2054
14,470,501
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB for AM NS Calvert LLC Project Series
2024B (Baa2/BBB)
24,605,000 4.750
12/01/2054
23,819,175
University Beach Improvement District Special Assessment RB
Series 2026 (NR/NR)
1,150,000 7.500
(c)
11/01/2045
1,177,133
2,500,000 7.500
(c)
11/01/2055
2,487,701
311,460,719
Alaska - 0.0%
Northern tobacco Securitization Corp. tobacco Settlement Asset
Back Bonds Series 2021 (NR/NR)
19,470,000 0.000
(e)
06/01/2066
2,258,541
a a
American Samoa - 0.1%
American Samoa Economic Development Authority General RB
Series 2021A (Ba3/NR)
6,375,000 5.000
(c)
09/01/2038
6,510,942
American Samoa Economic Development Authority RB Refunding
Series 2021 C (Ba3/NR)
1,300,000 3.720
(c)
09/01/2027
1,282,338
7,793,280
Arizona - 1.6%
Arizona IDA Education RB for Academies of Math & Science
Projects Series 2023 (NR/BB+)
900,000 5.375
(c)
07/01/2053
877,810
1,000,000 5.500
(c)
07/01/2058
984,128
Arizona IDA Education RB for Benjamin Franklin Charter School
Projects Series 2023A (Ba1/NR)
1,000,000 5.250
(c)
07/01/2053
943,308
1,000,000 5.500
(c)
07/01/2058
968,254
Arizona IDA Hospital RB for Navajo Health Foundation - Sage
Memorial Hospital, Inc. Project Series 2024 (NR/NR)
14,225,000 7.125
(c)
05/01/2044
15,005,291
19,750,000 7.625
(c)
05/01/2054
21,181,516

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/B-)
$ 17,000,000 6.500%
(c)
11/01/2053
$ 16,582,334
Arizona IDA Senior Living Rev Taxable Bonds First Tier Project
2025A1 (NR/NR)
4,850,000 8.000
(c)
01/01/2029
4,912,653
Arizona Industrial Development Authority Education RB
Academies  of Math & Science Projects Series 2026A
(NR/BB+)
900,000 5.500
(c)
07/01/2056
888,633
800,000 5.750
(c)
07/01/2061
802,157
Arizona Industrial Development Authority Education RB Scholars
Academy Sunnyslope Project  Series 2026 (NR/NR)
14,800,000 7.000
07/01/2065
14,552,917
Arizona Industrial Development Authority RB for Equitable School
Revolving Fund LLC Social Bond Series 2020A (NR/A+)
1,500,000 4.000
11/01/2050
1,341,744
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB+)
925,000 4.000
(c)
12/15/2041
819,168
2,115,000 4.000
(c)
12/15/2051
1,644,415
Arizona Industrial Development Authority RB Refunding for Doral
Academy of Northern Nevada Obligated Group Series 2021 A
(Baa3/NR)
470,000 4.000
(c)
07/15/2051
373,515
445,000 4.000
(c)
07/15/2056
342,772
Arizona Industrial Development Authority RB Refunding for
Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)
10,845,000 5.000
(c)
07/15/2053
10,436,169
Arizona Industrial Development Authority Senior Living RB  First
Tier Series 2025 A2 (NR/NR)
33,878,000 5.125
01/01/2059
31,492,775
Arizona Industrial Development Authority Senior Living
RB  Second Tier Series 2025 A2 (NR/NR)
6,287,427 5.125
01/01/2059
4,941,980
Arizona Industrial Development Authority Solid Waste Disposal
RB Copper World LLC Project Series 2026A (NR/BB-)
5,575,000 4.500
(a)(b)(c)
07/01/2046
5,660,211
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 A (Aa3/AA-)
1,625,000 3.000
07/01/2049
1,257,087
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/AA-)
2,710,000 3.250
07/01/2049
2,111,900
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
1,250,000 4.000
(c)
07/01/2056
1,004,627
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
3,400,000 3.500
(a)(c)
07/01/2044
2,754,619
County of Maricopa IDA Exempt Facilities RB for Commercial
Metals Company Project Series 2022 (Ba2/BB+)
1,825,000 4.000
(c)
10/15/2047
1,618,183
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022A (NR/NR)
4,500,000 6.875
(c)
11/15/2052
4,790,918
2,750,000 7.000
(c)
11/15/2057
2,937,112
Equitable School Revolving Fund National Charter School
Revolving Loan Fund RB (NR/A+)
4,325,000 4.000
11/01/2051
3,836,390
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
$ 595,000 4.100%
07/01/2034
$ 589,763
1,842,000 4.750
07/01/2043
1,823,206
Glendale Industrial Development Authority RB for People of Faith,
Inc. Obligated Group Series 2020 A (NR/NR)
17,705,000 5.000
05/15/2056
16,063,984
La Paz County Industrial Development Authority RB for American
Fiber Optics LLC Series 2018 A (NR/NR)
3,100,000 6.000
(c)
*
08/01/2028
1,550,000
16,130,000 6.250
(c)
*
08/01/2040
8,065,000
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
1,160,000 4.000
02/15/2051
970,294
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2020
A (NR/BB)
700,000 5.000
(c)
07/01/2050
664,842
1,340,000 5.000
(c)
07/01/2054
1,247,777
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
1,885,000 5.250
(c)
10/01/2040
1,699,102
10,835,000 5.500
(c)
10/01/2051
9,176,576
Maricopa County Pollution Control Corp Pollution Control
Revenue Refunding Bonds Series A (A2/BBB+)
2,000,000 2.400
06/01/2035
1,770,760
Pima County IDA RB Refunding for Career Success Schools, Inc.
Series 2020 (NR/NR)
250,000 5.500
(c)
05/01/2040
250,779
950,000 5.750
(c)
05/01/2050
951,689
Tempe Industrial Development Authority RB for Tempe Life Care
Village Obligated Group Series 2019 (NR/NR)
1,520,000 5.000
12/01/2050
1,449,815
1,900,000 5.000
12/01/2054
1,790,661
The Industrial Development Authority of the City of Phoenix RB
Refunding for Downtown Phoenix Student Housing LLC
Series 2018 (Baa3/NR)
850,000 5.000
07/01/2037
861,058
1,000,000 5.000
07/01/2042
1,006,320
The Industrial Development Authority of The City of Sierra Vista
Education Facility RB American Leadership Academy Project
Series 2024 (NR/NR)
1,375,000 5.000
(c)
06/15/2059
1,194,783
The Industrial Development Authority of The City of Sierra Vista
Education Facility RB Flagstaff Junior Academy Project Series
2025 (NR/NR)
1,270,000 6.750
(c)
06/01/2045
1,316,534
6,340,000 7.000
(c)
06/01/2065
6,495,010
The Industrial Development Authority of The County of Maricopa
Education Facilities RB for Arizona Christian University
Project Series 2024A (NR/NR)
3,675,000 6.375
(a)(b)(c)
10/01/2054
3,670,391
The Industrial Development Authority of
The County of Maricopa Education RB
1,150,000 4.000
(c)
07/01/2051
946,562

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
The Industrial Development Authority of The County of Maricopa
Education Revenue Refunding Bonds Legacy Traditional
Schools Projects Series 2024 (NR/BBB-)
$ 3,675,000 4.250%
07/01/2044
$ 3,355,258
The Industrial Development Authority of The County of Maricopa
Educational Facilities Valley Christian Schools Project RB
Series 2023A (NR/NR)
1,925,000 6.250
(c)
07/01/2053
1,930,904
1,800,000 6.375
(c)
07/01/2058
1,805,509
225,709,163
Arkansas - 0.3%
Arkansas Development Finance Authority Educational Facility RB
Providence Academy Project Series 2026A (NR/NR)
4,000,000 6.625
(c)
07/01/2051
4,058,825
2,775,000 6.750
(c)
07/01/2061
2,807,696
Arkansas Development Finance Authority Environmental
Improvement RB Series 2022 (AMT) (NR/BB+)
16,175,000 5.450
09/01/2052
16,544,587
Arkansas Development Finance Authority Environmental
Improvement RB Series 2023 United States Steel Corporation
Project Green Bonds (AMT) (NR/BB+)
2,275,000 5.700
05/01/2053
2,356,857
Arkansas Development Finance Authority Environmental
Improvement RB United States Steel Corporation Project
Series 2026B (AMT) (Baa2/BBB)
9,200,000 4.250
(a)(b)(c)
09/01/2046
9,342,212
Arkansas Development Finance Authority RB for Baptist Health
Obligated Group Series 2019 (NR/A)
5,370,000 3.200
12/01/2049
4,240,586
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
1,300,000 4.250
07/01/2041
1,123,330
775,000 3.500
07/01/2046
504,397
500,000 4.000
07/01/2052
346,092
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
5,090,000 3.500
07/01/2038
3,717,270
The Fayetteville Public Facilities Board Retirement Facilities RB
Butterfield Trail Village Project Series 2026 (NR/NR)
1,000,000 5.500
12/01/2054
1,036,223
1,875,000 5.500
12/01/2060
1,924,777
48,002,852
California - 7.2%
ABC Unified School District GO Bonds Series 2001 C
(NATL) (Aa2/AA-)
1,600,000 0.000
(e)
08/01/2026
1,596,534
Airport Commission of The City and County of San Francisco San
Francisco International Airport Second Series Revenue Bonds
Series 2025A (AMT) (Aa3/AA-)
3,500,000 5.500
05/01/2055
3,759,303
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019A (AMT) (Aa3/AA-)
3,980,000 4.000
05/01/2049
3,664,364
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019E (AMT) (Aa3/AA-)
1,535,000 4.000
05/01/2050
1,405,662
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019E (AMT) (NR/NR)
$ 145,000 4.000%
(f)
05/01/2029
$ 146,764
Alameda Corridor Transportation Authority Convertible Capital
Appreciation Bonds Series 2022A (A3/A-)
1,850,000 0.000
(g)
10/01/2047
1,128,078
1,850,000 0.000
(g)
10/01/2048
1,122,864
2,300,000 0.000
(g)
10/01/2049
1,391,058
1,375,000 0.000
(g)
10/01/2050
829,468
Alameda Corridor Transportation Authority Convertible Capital
Appreciation Bonds Series 2022A (AGM) (A1/AA)
3,225,000 0.000
(g)
10/01/2051
1,963,122
Alhambra California Unified School District Election of 2008
GO Bonds Capital Appreciation for Elementary Schools
Improvement District Series 2011 B (AGM) (Aa2/AA)
4,995,000 0.000
(e)
08/01/2037
3,464,210
Alvord Unified School District GO Bonds Capital Appreciation for
2007 Election Series 2007 B (AGM) (A1/AA)
1,410,000 0.000
(e)
08/01/2036
968,550
Bay Area Toll Authority San Francisco Bay Area Subordinate Toll
Bridge RB 2019 Series S-8 (A1/AA-)
5,000,000 3.000
04/01/2054
3,731,049
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
11,250,000 4.500
07/01/2054
11,138,962
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
3,000,000 5.000
(a)(b)
02/01/2054
3,182,489
California Community Choice Financing Authority Clean Energy
Project RB Series 2023B (A1/NR)
2,000,000 5.000
(a)(b)
07/01/2053
2,088,687
California Community Choice Financing Authority Clean Energy
Project RB Series 2024E (Green Bonds) (A1/NR)
20,000,000 5.000
(a)(b)
02/01/2055
21,309,150
California Community College Financing Authority RB for NCCD-
Orange Coast Properties LLC Series 2018 (NR/BBB-)
2,755,000 5.250
05/01/2048
2,782,672
2,850,000 5.250
05/01/2053
2,871,043
California Community College Financing Authority Student
Housing RB for Napa Valley College Project Series 2022A
(NR/NR)
9,275,000 5.750
(c)
07/01/2060
6,438,809
California Community Housing Agency Aster Apartments RB
Series 2021 A-1 (NR/NR)
9,775,000 4.000
(c)
02/01/2056
8,352,613
California Community Housing Agency Essential Housing Junior
RB Series 2021A-2 (NR/NR)
2,300,000 4.000
(c)
08/01/2050
1,864,451
California Community Housing Agency Essential Housing RB
Series 2021A (NR/NR)
20,820,000 4.000
(c)
02/01/2056
16,744,071
California Community Housing Agency Essential Housing RB
Series 2021A-1 (NR/NR)
1,825,000 3.000
(c)
02/01/2057
1,279,264
California Community Housing Agency RB Series 2021A-1 Senior
Bonds (NR/NR)
6,450,000 4.000
(c)
02/01/2056
5,354,340

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding
for Merced County Tobacco Funding Corp. Series 2020 B
(NR/NR)
$ 1,345,000 5.000%
06/01/2050
$ 1,263,445
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
7,375,000 0.000
(e)
06/01/2055
1,527,338
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-2 (NR/NR)
141,435,000 0.000
(e)
06/01/2055
24,604,400
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
145,220,000 0.000
(e)
06/01/2055
14,295,704
California Enterprise Development Authority Charter School RB
for The Rocklin Academy Project Series 2024 (NR/BBB-)
700,000 5.000
(c)
06/01/2054
687,279
1,100,000 5.000
(c)
06/01/2064
1,062,567
California Enterprise Development Authority RB Refunding for
Rocklin Academy Obligated Group Series 2021 A (NR/BBB-)
595,000 4.000
(c)
06/01/2061
485,749
California Health Facilities Financing Authority RB for
Commonspirit Health 2020 A (NR/A-)
5,510,000 4.000
04/01/2049
5,098,643
California Health Facilities Financing Authority RB for
Commonspirit Health 2020 A (NR/NR)
195,000 4.000
(f)
04/01/2030
205,959
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital at Stanford 2022
Series A Forward Delivery (A1/A+)
2,525,000 4.000
05/15/2051
2,368,949
California Infrastructure & Economic Development Bank
Brightline West Passenger Rail Project Series RB Series
2020A-1 (NR/NR)
900,000 5.000
(c)
01/01/2055
797,960
California Municipal Finance Authority Charter School Leave
Revenue Refunding Bonds Series 2022 (NR/BB+)
1,000,000 5.000
07/01/2052
961,993
4,000,000 5.000
07/01/2062
3,736,869
California Municipal Finance Authority Community Facilities
District Special Tax Bonds for City of Chula Vista Series 2022
(NR/NR)
2,750,000 5.000
09/01/2052
2,787,370
5,250,000 5.000
09/01/2057
5,299,779
California Municipal Finance Authority Municipal Certificates
Series 2025-1 Class B (NR/NR)
1,250,000 3.537
(a)(b)(c)(g)
06/20/2049
834,592
California Municipal Finance Authority RB
(California Lutheran University) Series 2018 (Baa2/NR)
225,000 5.000
10/01/2035
230,541
California Municipal Finance Authority RB Clay Lacy Aviation
Facilities - John Wayne Airport  Orange County Project Series
2026 (AMT) (NR/NR)
3,800,000 6.000
(c)
01/01/2055
4,021,130
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (Baa1/BBB+)
3,800,000 5.000
02/01/2042
3,817,734
1,800,000 5.000
02/01/2047
1,802,920
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB for P3 Claremont
Holdings LLC Series 2020 A (NR/NR)
$ 1,135,000 5.000%
(c)
07/01/2052
$ 1,049,690
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
1,510,000 4.000
07/01/2051
1,246,523
1,035,000 4.000
07/01/2055
833,631
California Municipal Finance Authority RB Gateways Hospital and
Mental Health Centers Series 2026A Tax-Exempt (NR/NR)
1,865,000 5.250
09/01/2055
1,917,388
California Municipal Finance Authority RB Refunding for
Claremont Graduate University Series 2020 B (NR/NR)
1,090,000 5.000
(c)
10/01/2049
1,090,191
1,740,000 5.000
(c)
10/01/2054
1,714,817
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
7,395,000 5.000
12/31/2043
7,507,631
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (A2/NR)
14,040,000 4.000
12/31/2047
12,909,744
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB+)
11,425,000 4.000
07/15/2029
11,543,203
California Municipal Finance Authority Student Residence RB
Ascent 613 Project Series 2025A (NR/NR)
2,825,000 5.375
(c)
01/01/2055
2,860,754
1,375,000 5.500
(c)
01/01/2060
1,397,703
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa2/NR)
1,325,000 5.000
(c)
07/01/2037
1,327,265
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa2/NR)
2,355,000 5.000
(c)
07/01/2035
2,571,474
1,730,000 5.000
(c)
07/01/2037
1,872,004
1,750,000 5.000
(c)
07/01/2038
1,884,278
1,200,000 5.000
(c)
11/21/2045
1,270,643
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa2/NR)
12,660,000 5.000
(c)
11/21/2045
12,687,444
California Pollution Control Financing Authority Water Furnishing
RB Refunding for San Diego County Water Desalination
Project Series 2019 (Baa2/NR)
1,000,000 5.000
(c)
11/21/2045
1,022,933
California Pollution Control Financing Authority
Water Furnishing RR Bonds, Series 2019
550,000 5.000
(c)
07/01/2039
565,289
California Public Finance Authority RB for Excelsior Charter
School Project Series 2020 A (NR/NR)
1,540,000 5.000
(c)
06/15/2050
1,453,137
1,030,000 5.000
(c)
06/15/2055
950,905
California School Finance Authority Charter School RB Envision
Education Obligated Group Series 2024A (NR/BB+)
1,620,000 5.000
(c)
06/01/2064
1,461,360

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
$ 4,605,000 6.375%
(c)
04/01/2062
$ 4,637,565
California School Finance Authority Charter School RB for
Classical Academies Oceanside Project Series 2022A
(NR/BBB-)
2,055,000 5.000
(c)
10/01/2052
1,982,315
3,250,000 5.000
(c)
10/01/2061
3,086,775
California School Finance Authority Charter School RB for
Classical Academies Vista Project Series 2021 (NR/BBB-)
1,450,000 4.000
(c)
10/01/2046
1,274,481
California School Finance Authority Charter School RB for Harbor
Springs Obligated Group Series 2024A (NR/BB+)
2,235,000 5.500
(c)
07/01/2054
2,273,649
2,200,000 5.625
(c)
07/01/2063
2,231,310
California School Finance Authority Charter School RB for
Hawking Steam Charter School Project Series 2022 (NR/BB+)
1,055,000 5.250
(c)
07/01/2052
1,057,894
745,000 5.375
(c)
07/01/2056
748,224
1,525,000 5.500
(c)
07/01/2062
1,534,311
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
1,800,000 6.500
(c)
06/01/2062
1,854,758
California School Finance Authority Charter School RB for Orange
County Educational Arts Academy Project Series 2023A
(NR/NR)
560,000 5.625
(c)
06/01/2043
573,034
700,000 5.875
(c)
06/01/2053
708,821
California School Finance Authority Charter School RB for River
Springs Charter School Series 2022A (NR/BB+)
2,905,000 5.000
(c)
07/01/2052
2,728,175
4,190,000 5.000
(c)
07/01/2061
3,837,527
California School Finance Authority Charter School RB for Valley
International Preparatory High School Project Series 2022A
(NR/NR)
2,230,000 5.250
(c)
03/01/2062
1,633,115
California School Finance Authority Charter School RB Larchmont
Charter School Project Series 2026 (NR/BB+)
1,350,000 6.250
(c)
06/01/2065
1,422,740
California School Finance Authority Charter School RB Orange
Springs Obligated Group Series 2026A (NR/BB+)
2,660,000 5.750
(c)
07/01/2056
2,642,213
2,150,000 6.000
(c)
07/01/2061
2,165,253
California School Finance Authority Charter School Refunding
RB Partnerships to Uplift Communities Project Series 2023
(NR/BB)
500,000 5.250
(c)
08/01/2038
499,692
550,000 5.500
(c)
08/01/2043
550,099
500,000 5.500
(c)
08/01/2047
485,396
California School Finance Authority Educational Facilities RB
New Designs Charter School Project Series 2024A (NR/BB+)
1,475,000 5.000
(c)
06/01/2064
1,383,025
California School Finance Authority RB for Classical Academy
Obligated Group Series 2020 A (NR/BBB-)
3,500,000 5.000
(c)
10/01/2050
3,383,051
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Fenton Charter Public
Schools Series 2020 A (NR/BB+)
$ 2,770,000 5.000%
(c)
07/01/2058
$ 2,475,991
California School Finance Authority RB for iLEAD Lancaster
Series 2021 A (ST INTERCEPT) (NR/NR)
600,000 5.000
(c)
06/01/2051
540,754
2,440,000 5.000
(c)
06/01/2061
2,123,858
California School Finance Authority RB for Lifeline Education
Charter School, Inc. Series 2020 A (NR/BB+)
1,340,000 5.000
(c)
07/01/2045
1,340,580
1,240,000 5.000
(c)
07/01/2055
1,191,333
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 A (NR/NR)
1,100,000 4.000
(c)
06/01/2041
800,611
1,350,000 4.000
(c)
06/01/2051
933,622
2,195,000 4.000
(c)
06/01/2061
1,416,143
California School Finance Authority RB for VSF School Facilities
No. 1 LLC Series 2020 A (NR/BBB-)
2,420,000 5.000
(c)
07/01/2059
2,360,304
California School Finance Authority RB for VSF School Facilities
No. 1 LLC Series 2020 B (NR/BBB-)
920,000 4.000
(c)
07/01/2045
812,509
California School Finance Authority School Facility Refunding RB
for Value Schools Series 2023A (ST INTERCEPT) (NR/BBB-)
700,000 5.250
(c)
07/01/2048
709,831
California Statewide Communities Development Authority
500,000 5.000
08/01/2038
508,930
California Statewide Communities Development Authority CFD
No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023
(NR/NR)
1,000,000 5.000
09/01/2053
1,010,481
California Statewide Communities Development Authority
Community Facilities District No. 2018-02 Special Tax for
Improvement Area No. 1 Series 2020 (NR/NR)
2,880,000 7.250
(c)
09/01/2050
2,955,613
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Special Tax for
Improvement Area No. 1 Series 2021 (NR/NR)
2,650,000 4.000
09/01/2051
2,326,149
California Statewide Communities Development Authority
Community Facilities District Special Tax Bonds Series 2022
(NR/NR)
4,500,000 5.000
09/01/2052
4,563,553
California Statewide Communities Development Authority
Hotel RB Hr Ontario Hotel Project Series 2026A
(Tax-Exempt) (NR/NR)
4,625,000 6.250
(c)
09/02/2061
4,784,284
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2018
B (NR/BBB+)
575,000 5.000
09/02/2043
584,204
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2019
A (NR/NR)
95,000 5.000
09/02/2039
98,217
895,000 5.000
09/02/2044
914,649

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
Multifamily Housing RB Sunterra Apartments Subordinate
2026 Series D-S-A Bonds (NR/NR)
$ 2,775,000 7.500%
(c)
01/01/2037
$ 2,730,777
California Statewide Communities Development Authority RB
for Lancer Educational Housing LLC Project Series 2019 A
(NR/NR)
375,000 5.000
(c)
06/01/2034
385,301
475,000 5.000
(c)
06/01/2039
482,147
1,340,000 5.000
(c)
06/01/2051
1,336,239
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Obligated Group
Series 2018 A (NR/BB+)
16,270,000 5.500
(c)
12/01/2058
16,458,558
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Series 2014A
(NR/BB+)
18,325,000 5.250
12/01/2044
18,333,547
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Series 2016A
(NR/BB+)
1,600,000 5.000
(c)
12/01/2041
1,600,780
2,080,000 5.000
(c)
12/01/2046
2,080,469
17,130,000 5.250
(c)
12/01/2056
17,134,015
California Statewide Communities Development Authority RB
for Marin General Hospital Obligated Group Series 2018 A
(NR/BBB)
3,000,000 4.000
08/01/2045
2,829,097
California Statewide Communities Development Authority RB for
Marin General Hospital Series 2018A (NR/BBB)
175,000 5.000
08/01/2037
178,323
California Statewide Communities Development Authority RB for
NCCD-Hooper Street LLC Project Series 2019 (NR/B)
2,350,000 5.250
(c)
07/01/2039
2,396,339
3,375,000 5.250
(c)
07/01/2049
3,393,373
1,975,000 5.250
(c)
07/01/2052
1,978,279
California Statewide Communities Development Authority RB
Refunding for California Baptist University Series 2017 A
(NR/NR)
935,000 5.000
(c)
11/01/2032
941,970
1,875,000 5.000
(c)
11/01/2041
1,863,434
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB+)
21,240,000 5.500
12/01/2054
21,247,901
California Statewide Communities Development Authority Special
Assessment Bond Series 2020 (NR/NR)
1,250,000 5.000
09/02/2040
1,296,440
1,230,000 4.000
09/02/2050
1,065,225
California Statewide Communities Development Authority Special
Assessment Bonds Series 2018 C (NR/NR)
2,935,000 5.000
09/02/2038
3,010,375
California Statewide Communities Development Authority Special
Assessment Series 2021 A (NR/NR)
1,990,000 4.000
09/02/2051
1,736,313
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
1,525,000 5.250
09/01/2052
1,560,986
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018B (NR/BBB+)
$ 1,040,000 5.000%
09/02/2048
$ 1,050,141
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018C (NR/NR)
2,960,000 5.000
09/02/2048
2,989,357
California Statewide Communities Development Authority Student
Housing RB for University of California Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC Series 2017
(Baa1/NR)
3,075,000 5.000
05/15/2047
3,085,972
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
1,450,000 5.000
05/15/2040
1,451,488
California Statewide Financing Authority Tobacco Settlement RB
Capital Appreciation for Turbo Pooled Program Series 2006 B
(NR/NR)
36,600,000 0.000
(e)
06/01/2046
6,436,333
Capistrano Unified School District Special Tax for Capital
Appreciation Series 2005 (NATL) (Baa3/NR)
7,000,000 0.000
(e)
09/01/2033
5,490,351
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
190,000 3.000
09/01/2037
167,410
195,000 3.000
09/01/2038
167,957
205,000 3.000
09/01/2039
172,103
210,000 3.000
09/01/2040
172,810
715,000 3.125
09/01/2044
565,088
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2021 (NR/NR)
925,000 4.000
09/01/2051
786,832
City & County of San Francisco Special Tax District No. 2020-1
for Mission Rock Facilities and Services Series 2021 A
(NR/NR)
1,500,000 4.000
(c)
09/01/2051
1,302,910
City and County of San Francisco Special Tax District No. 2020-1
1,345,000 5.750
(c)
09/01/2053
1,414,605
City and County of San Francisco Special Tax District No. 2020-1
1,650,000 5.750
(c)
09/01/2053
1,735,388
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
1,050,000 5.000
09/01/2053
1,065,831
City of Beaumont Community Facilities District No. 2016-3
Special Tax Bonds for Sundance Series 2023 (NR/NR)
900,000 5.000
09/01/2053
911,609
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
2,700,000 5.375
09/01/2052
2,794,646
City of Dublin, Community Facilities District No. 2015-1
1,150,000 5.375
09/01/2051
1,190,115
City of Fairfield Community Facilities District No. 2019-1 for
Improvement Area No. 1 Series 2020 A (NR/NR)
850,000 5.000
09/01/2050
859,277
City of Fremont Community Facilities District No. 1 Special Tax
for Pacific Commons Series 2015 (NR/NR)
3,000,000 5.000
09/01/2045
3,001,763

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series F (Aa3/AA-)
$ 1,850,000 4.000%
05/15/2049
$ 1,713,074
City of Los Angeles Department of Airports International Airport
Subordinate RB 2023 Series A (Aa3/AA-)
450,000 4.125
05/15/2043
445,558
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,900,000 5.250 *
04/01/2034
1,368,000
3,565,000 5.250 *
04/01/2039
2,531,150
16,065,000 5.250 *
04/01/2049
11,285,662
7,135,000 5.250 *
04/01/2054
4,940,988
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Bonds Series 2024 (NR/NR)
600,000 5.000
09/01/2049
615,041
525,000 5.000
09/01/2053
535,282
City of Palm Desert Section 29 Assessment District No. 2004-02
Special Assessment Refunding Bonds Series 2021 (NR/NR)
500,000 4.000
09/02/2037
499,943
City of Roseville Special Tax Bonds for Creekview Community
Facilities District No. 1 Series 2023 (NR/NR)
1,650,000 5.250
09/01/2053
1,695,836
City of Roseville Special Tax The Ranch at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
175,000 4.000
09/01/2035
177,476
425,000 4.000
09/01/2045
400,564
950,000 4.000
09/01/2050
843,589
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
475,000 4.000
09/01/2045
447,689
City of Sacramento Natomas Meadows Community Facilities
District No. 2007-01 Special Tax Bonds for Improvement Area
No. 1 Series 2017 (NR/NR)
700,000 5.000
(c)
09/01/2037
704,047
City of San Francisco Airport Commission International Airport
RB Series 2022A (Aa3/NR)
2,165,000 5.000
05/01/2052
2,198,858
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (Aa3/AA-)
2,000,000 5.000
05/01/2049
2,023,954
City of San Francisco Improvement Area Community Facilities
District Special Tax Bonds Series 2021 (NR/NR)
925,000 4.000
09/01/2046
826,115
City of San Jose, California Airport Revenue Refunding Bonds
Series 2017A (A2/A)
4,310,000 5.000
03/01/2047
4,323,641
CMFA Special Finance Agency Essential Housing RB Series
2021A-1 (NR/NR)
4,465,000 3.000
(c)
12/01/2056
3,031,201
CMFA Special Finance Agency VIII Essential Housing RB 2021A-
1 (NR/NR)
5,500,000 3.000
(c)
08/01/2056
3,860,463
Community Facilities District No. 2023-1 of The County of Orange
(Rienda Phase 2B) 2023 Series A Special Tax Bonds (NR/NR)
1,260,000 5.500
08/15/2053
1,315,368
County of El Dorado CA Community Facilities District No. 2018-1
Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
1,825,000 5.000
09/01/2044
1,840,516
200,000 4.000
09/01/2045
183,412
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
County of San Diego Community Facilities District No. 2008-01
Special Tax Series 2020 A (NR/NR)
$ 695,000 3.000%
09/01/2050
$ 492,767
CSCDA Community Improvement Authority Essential Housing RB
Series 2021A-2 (NR/NR)
12,855,000 3.000
(c)
12/01/2056
9,360,439
CSCDA Community Improvement Authority Essential Housing
Revenue Senior Lien RB Series 2021B Social Bonds (NR/NR)
2,800,000 4.000
(c)
03/01/2057
2,131,638
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
10,890,000 3.600
(c)
05/01/2047
9,368,972
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-2 (NR/NR)
6,400,000 3.250
(c)
04/01/2057
4,783,887
Denair California Unified School District GO Bonds Capital
Appreciation Election 2001 Series 2003 B (NATL) (Baa3/A)
1,305,000 0.000
(e)
08/01/2027
1,264,884
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2021 Series D
(Private Activity/AMT) (Aa3/AA-)
1,895,000 4.000
05/15/2051
1,739,884
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2022 Series A
(Private Activity/AMT) (Aa3/AA-)
11,955,000 4.000
05/15/2049
11,070,164
Department of Airports of The City of Los Angeles, California
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2025 Series A (Aa3/NR)
15,695,000 5.250
05/15/2050
16,660,070
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa3/NR)
9,375,000 5.000
07/01/2050
9,774,045
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (BAM) (Aa3/AA)
5,500,000 5.000
07/01/2053
5,719,526
3,625,000 5.000
07/01/2055
3,763,664
Dublin Unified School District GO Bonds Election of 2020 Series
B (Aa3/AA-)
15,000,000 4.250
08/01/2053
14,874,805
East Garrison Public Finance Authority Special Tax for East
Garrison Project Series 2019 (NR/NR)
445,000 3.125
09/01/2044
349,555
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (A3/A)
1,000,000 4.000
01/15/2046
984,720
El Camino Community College District Capital Appreciation Term
Bonds (Aa1/AA+)
6,475,000 0.000
(e)
08/01/2038
4,261,629
El Rancho California Unified School District GO Bonds Capital
Appreciation Election 2003 Series 2007 (NATL) (Baa3/NR)
5,400,000 0.000
(e)
08/01/2032
4,499,157
Fairfield COPS Capital Appreciation for Water Financing Series
2007 A (AGC) (NR/AA)
4,180,000 0.000
(e)
04/01/2029
3,861,834
Folsom Cordova Unified School District No. 4 GO for School
Facilities Improvement Capital Appreciation for Election of
2006 Series 2007 A (NATL) (Aa2/AA-)
3,460,000 0.000
(e)
10/01/2032
2,881,835

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Foothill/Eastern Transportation Corridor Agency toll Road RB
Refunding Capital Appreciation Senior Lien Series 2015 A
(AGM) (A1/AA)
$ 10,000,000 0.000%
(e)
01/15/2035
$ 7,466,025
Foothill/Eastern Transportation Corridor Agency Toll Road RB
Refunding RMKT 08/24/17 Series 2013 B Subseries B-1
(A3/A)
22,010,000 3.950
(a)
01/15/2053
20,135,021
Golden State tobacco Securitization Corp. tobacco Settlement
Asset Backed Bonds Series 2022A-1 (NR/BBB)
5,375,000 5.000
06/01/2051
5,390,418
Improvement Area 3 of The City of Stockton Community Facilities
District No. 2018-2 Westlake Villages Ii Special Tax Bonds
Series 2024 (NR/NR)
650,000 5.000
09/01/2054
652,306
Improvement Area B of The City of Fillmore Community Facilities
District No. 5, Heritage Valley Parks Special Tax Bonds Series
2023 (NR/NR)
3,500,000 5.000
09/01/2053
3,551,511
Improvement Area No. 1 of California Municipal Finance
Authority Community Facilities District No. 2023-5 Special
Tax Bonds, Series 2023 (NR/NR)
1,000,000 5.500
09/01/2048
1,057,357
1,000,000 5.625
09/01/2053
1,050,436
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
117,360,000 0.000
(e)
06/01/2036
59,632,259
Inland Empire tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-2
(NR/CCC)
51,235,000 0.000
(e)
06/01/2047
9,831,925
Inland Empire tobacco Securitization Authority RB Turbo
Asset-Backed Bonds for Capital Appreciation Series 2007 D
(NR/CCC)
290,580,000 0.000
(e)
06/01/2057
25,102,160
Irvine Unified School District Community Facilities District
Special Tax Bonds Series 2017 D (NR/NR)
4,600,000 5.000
03/01/2057
4,611,092
Lammersville Joint Unified School District Improvement
Community Facilities District No. 2014-1 Special Tax Bonds
Series 2019 (NR/NR)
775,000 5.000
09/01/2043
783,518
1,745,000 5.000
09/01/2048
1,754,414
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,700,000 3.000
08/01/2046
3,023,557
Los Angeles County GO Bonds for Westside Union School District
Election Series 2008 B (Aa2/AA-)
49,925,000 0.000
(e)
08/01/2050
17,577,923
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
2,125,000 3.000
12/01/2050
1,620,650
Merced-Union High School District Election of 2008 GO Bonds
Series 2011 C (Aa2/NR)
3,760,000 0.000
(e)
08/01/2035
2,854,117
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
12,950,000 6.500
11/01/2039
16,009,997
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
3,000,000 6.500
11/01/2039
3,708,880
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
$ 6,555,000 6.125%
11/01/2029
$ 6,889,325
20,315,000 6.500
11/01/2039
25,115,297
New Haven Unified School District GO Refunding Bonds for
Capital Appreciation Series 2009 (AGC) (Aa2/AA)
1,105,000 0.000
(e)
08/01/2026
1,102,643
5,550,000 0.000
(e)
08/01/2030
4,949,891
7,855,000 0.000
(e)
08/01/2032
6,560,316
7,000,000 0.000
(e)
08/01/2034
5,427,296
Orange County California Community Facilities District No.
2015-1 Village of Esencia Special Tax Bonds Series 2015 A
(NR/NR)
1,000,000 5.250
08/15/2045
1,001,411
Palomar Pomerado Health GO Bonds Capital Appreciation for
Election of 2004 Series 2009 A (AGC) (A1/AA)
10,750,000 7.000
08/01/2038
11,749,866
Poway Unified School District GO Bonds Capital Appreciation for
School Facility Improvement Series 2011 B (Aa2/AA-)
1,300,000 0.000
(e)
08/01/2040
784,351
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
750,000 3.000
09/01/2034
706,006
Rancho Cordova Community Facilities District No. 2018-1 Special
Tax for Grantline 208 Series 2019 (NR/NR)
400,000 5.000
09/01/2049
404,821
Rialto Unified School District County of San Bernardino,
California GO Bonds, Election of 2022, Series 2023
(BAM) (Aa3/AA)
4,000,000 4.000
08/01/2052
3,776,748
Rialto Unified School District GO Election of 2010 Series 2011 A
(AGM) (Aa3/AA)
6,200,000 0.000
(e)
08/01/2036
4,151,131
River Islands Public Financing Authority CFD Improvement Area
Subordinate Special Tax Refunding Bonds Series 2022B-1
(NR/NR)
2,775,000 5.250
09/01/2047
2,829,584
3,875,000 5.000
09/01/2052
3,840,081
River Islands Public Financing Authority Community Facilities
District No. 2003-1 Special Tax series 2022 (NR/NR)
400,000 5.750
09/01/2052
411,404
Riverside County Redevelopment Agency Tax Allocation for
Capital Appreciation Jurupa Valley Redevelopment Project
Area Series 2011 B (NR/A+)
2,220,000 0.000
(e)
10/01/2033
1,747,647
2,220,000 0.000
(e)
10/01/2035
1,608,712
1,840,000 0.000
(e)
10/01/2037
1,219,273
5,000,000 0.000
(e)
10/01/2038
3,166,423
8,425,000 0.000
(e)
10/01/2039
5,094,100
13,395,000 0.000
(e)
10/01/2040
7,722,108
7,275,000 0.000
(e)
10/01/2041
3,991,116
6,100,000 0.000
(e)
10/01/2042
3,184,542
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
175,000 4.000
09/01/2034
176,427
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
1,755,000 5.000
07/01/2046
1,808,698

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (AMT) (A1/NR)
$ 1,080,000 5.000%
07/01/2051
$ 1,096,550
San Diego Unified School District GO Refunding Bonds Series
2012 R-1 (Aa2/AA-)
10,000,000 0.000
(e)
07/01/2030
8,945,042
3,305,000 0.000
(e)
07/01/2031
2,861,753
San Gorgonio Memorial Health Care District GO Refunding Bonds
Series 2020 (B1/NR)
1,370,000 4.000
08/01/2032
1,265,067
1,560,000 4.000
08/01/2033
1,410,212
1,680,000 4.000
08/01/2034
1,487,092
1,810,000 4.000
08/01/2035
1,580,572
1,945,000 4.000
08/01/2036
1,665,422
Silicon Valley tobacco Securitization Authority tobacco Settlement
ABS Series 2007D (NR/NR)
27,250,000 0.000
(e)
06/01/2056
1,731,721
Silicon Valley tobacco Securitization Authority tobacco Settlement
Asset Backed RB Series 2007 C (NR/NR)
91,400,000 0.000
(e)
06/01/2056
9,534,336
Southern California Public Power Authority A Public Entity
Organized Under The Laws of The State of California
Southern Transmission System Renewal Project RB 2025-1
(Aa3/NR)
4,500,000 5.000
07/01/2053
4,671,312
Tejon Ranch Public Facilities Financing Authority Special Tax
for Community Facilities District No. 2008-1 Series 2020
(NR/NR)
4,750,000 4.000
09/01/2050
4,230,444
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-2 (NR/NR)
20,080,000 0.000
(e)
06/01/2054
3,690,521
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A (Tax-Exempt) (NR/NR)
1,000,000 5.000
10/01/2045
1,014,022
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR)
1,110,000 5.000
10/01/2049
1,119,246
West Patterson Financing Authority California Community
Facilities Villages of Patterson Special Tax Bonds Series 2024
(NR/NR)
780,000 4.625
09/01/2049
754,151
2,425,000 5.000
09/01/2054
2,441,437
William S. Hart Union High School District GO Bonds Capital
Appreciation 2008 Election Series B (AGM) (Aa2/AA)
8,360,000 0.000
(e)
08/01/2034
6,502,406
Yosemite Community College District GO Bonds Election of 2004
Series 2010 D (Aa2/AA-)
19,135,000 0.000
(g)
08/01/2042
18,302,125
996,790,534
Colorado - 4.4%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds
Series 2020 (NR/NR)
1,550,000 4.700
12/01/2047
1,485,930
Arista Metropolitan District In The City and County of Broomfield,
Colorado Subordinate Limited Tax GO and Special RR and
Improvement Bonds Series 2023B (NR/NR)
2,260,000 8.250
12/15/2039
2,272,996
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds
Series 2021 (NR/NR)
$ 4,000,000 4.875%
(c)
12/01/2051
$ 3,396,350
Banning Lewis Ranch Regional Metropolitan District No. 2 GO
Bonds Series 2021 (NR/NR)
4,690,000 5.750
12/01/2051
4,566,796
Baseline Metropolitan District No.1 In The City and County of
Broomfield Colorado Subordinate Special RB Series 2024B
(NR/NR)
3,000,000 6.750
12/15/2054
3,033,666
Belford North Metropolitan District GO Bonds Series 2020 B
(NR/NR)
6,000,000 8.500
12/15/2050
6,017,595
Bella Mesa Metropolitan District GO Convertible Capital
Appreciation Bonds Series 2020 A (NR/NR)
1,930,000 6.750
(c)
12/01/2049
1,970,000
Board of Trustees of The Colorado School of Mines
Institutional Enterprise RB Series 2024A
(ST HGR ED INTERCEPT PROG) (Aa2/AA)
21,250,000 4.000
12/01/2049
19,573,409
Brighton Crossing Metropolitan District No. 6 Limited Tax GO
Bonds Series 2020A(3) (NR/NR)
3,835,000 5.000
12/01/2050
3,759,520
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A
(NR/NR)
2,250,000 5.375
12/01/2048
2,251,216
Canyon Pines Metropolitan District Special Improvement District
No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
11,500,000 3.750
12/01/2040
9,672,618
Cascade Ridge Metropolitan District GO Bonds Series 2021
(NR/NR)
2,500,000 5.000
12/01/2051
2,239,648
Castleview Metropolitan District LT GO Bonds Series 2021A3
(NR/NR)
4,220,000 5.000
12/01/2050
3,556,330
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021
(NR/NR)
9,400,000 6.000
12/01/2051
8,851,728
Citadel on Colfax Business Improvement District Senior RB Series
2020 A (NR/NR)
5,110,000 5.350
12/01/2050
4,952,651
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
7,000,000 4.000
12/01/2043
6,763,417
City of Oak Point A Municipal Corporation of The State of Texas
Located in Denton County Special Assessment RB Series 2024
(NR/NR)
2,200,000 6.000
(c)
12/01/2053
2,114,504
Cloverleaf Metropolitan District GO LT Bonds Series 2022A
(NR/NR)
1,825,000 6.000
12/01/2051
1,859,090
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB
Series 2024A (AGM) (Aa3/AA)
7,500,000 5.250
12/01/2049
8,064,107
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
2,075,000 4.000
10/01/2061
1,612,062

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority RB for Aspen
View Academy, Inc. Series 2021 (Baa3/NR)
$ 475,000 4.000%
05/01/2051
$ 396,984
1,000,000 4.000
05/01/2061
796,136
Colorado Educational & Cultural Facilities Authority
RB for Vega Collegiate Academy Series 2021 A
(ST INTERCEPT) (Ba2/NR)
900,000 5.000
(c)
02/01/2051
826,381
2,335,000 5.000
(c)
02/01/2061
2,064,557
Colorado Educational & Cultural Facilities Authority RB
Refunding for Rocky Mountain Classical Academy Project
Series 2019 (Ba1/NR)
6,900,000 5.000
(c)
10/01/2059
6,368,237
Colorado Educational and Cultural Facilities Authority Charter
School RB for James Irwin Educational Foundation Project
Series 2022 (NR/BBB)
1,580,000 5.000
09/01/2057
1,532,258
1,955,000 5.000
09/01/2062
1,877,172
Colorado Educational and Cultural Facilities Authority Charter
School RB for Mountain Phoenix Community School Project
Series 2023 (NR/NR)
4,355,000 6.250
(c)
07/01/2053
4,014,279
Colorado Educational and Cultural Facilities Authority Charter
School RB Refunding for Rocky Mountain Classical Academy
Project Series 2019 (Ba1/NR)
6,140,000 5.000
(c)
10/01/2049
5,884,384
Colorado Educational and Cultural Facilities Authority Cultural
Facilities RB The Stanley Project Subordinate Lien Series
2025B (NR/NR)
3,750,000 8.500
(c)
02/01/2059
4,242,635
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools Inc.
Series 2024A (NR/BB)
3,500,000 5.800
(c)
04/01/2054
3,499,203
2,050,000 5.750
(c)
04/01/2059
2,017,909
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
3,245,000 6.000
07/01/2036
3,140,918
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
2,055,000 6.000
07/01/2031
1,989,214
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
2,500,000 5.250
11/01/2052
2,594,478
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2024A (A3/A-)
1,000,000 5.250
12/01/2054
1,042,036
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
33,381,200 5.000
(a)
07/01/2057
22,753,771
Colorado Health Facilities Authority RB Refunding for Christian
Living Neighborhoods Obligated Group Series 2021 (NR/NR)
950,000 4.000
01/01/2042
928,623
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
4,935,000 3.250
08/01/2049
3,767,270
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado High Performance Transportation Enterprise C-470
Express Lanes Senior RB Series 2017 (NR/NR)
$ 900,000 5.000%
12/31/2051
$ 899,972
9,680,000 5.000
12/31/2056
9,679,738
Colorado Springs Urban Renewal Authority RB for Canyon Creek
Project Series 2018 A (NR/NR)
3,000,000 5.750 *
12/01/2047
2,346,347
Conestoga Metropolitan District LT GO Refunding & Improvement
Bonds Series 2021A3 (NR/NR)
850,000 5.250
12/01/2051
780,985
Constitution Heights Metropolitan District GO Refunding Bonds
Series 2020 (NR/NR)
1,736,000 5.000
12/01/2049
1,698,071
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
6,615,000 5.000
12/01/2039
6,644,895
1,750,000 5.000
12/01/2043
1,751,089
Copperleaf Metropolitan District GO LT Bonds Series 2021
(NR/NR)
3,600,000 4.875
12/01/2051
2,952,892
Copperleaf Metropolitan District No. 5 Arapahoe County Colorado
GO Refunding Bonds Series 2025A (NR/NR)
1,050,000 6.250
12/01/2045
1,094,967
1,300,000 6.500
12/01/2055
1,352,492
Copperleaf Metropolitan District No. 6 Arapoe County Subordinate
LT GO Bonds Series 2022B (NR/NR)
725,000 6.000
12/15/2041
740,148
Cornerstar Metropolitan District GO Refunding Bonds Series 2017
A (NR/NR)
1,000,000 5.125
12/01/2037
1,000,184
2,100,000 5.250
12/01/2047
2,099,862
Cottonwood Creek Metropolitan District No. 5 In The City
of Aurora Arapahoe County Colorado Limited Tax GO
Convertible Capital Appreciation Bonds Series 2025 (NR/NR)
4,500,000 0.000
(c)(g)
12/01/2055
3,690,884
Creekside Village Metropolitan District GO Bonds Series 2019 A
(NR/NR)
3,261,000 5.000
12/01/2049
3,014,700
Crowfoot Valley Ranch Metropolitan District No. 2 Subordinate
Limited Tax GO Refunding Bonds Series 2024B (NR/NR)
2,250,000 6.125
12/15/2054
2,229,545
CSU Strata Student Housing RB Series 2025A (NR/BB+)
3,625,000 5.375
(c)
03/01/2055
3,636,665
10,000,000 5.500
(c)
03/01/2065
10,046,341
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB+)
22,850,000 5.000
10/01/2032
22,872,706
Denver Convention Center Hotel Authority RB Refunding Series
2016 (Baa2/BBB-)
665,000 5.000
12/01/2030
669,366
2,500,000 5.000
12/01/2032
2,515,056
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
325,000 5.000
12/01/2031
327,039
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
1,825,000 4.000
12/01/2038
1,737,554
1,690,000 5.000
12/01/2048
1,694,513

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
$ 4,000,000 5.000%
(c)
12/01/2034
$ 4,069,954
7,300,000 4.000
(c)
12/01/2035
7,154,517
7,300,000 4.000
(c)
12/01/2036
7,088,003
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
415,000 5.000
12/01/2030
436,984
950,000 4.000
12/01/2040
885,884
Denver Health and Hospital Authority, Colorado Healthcare  RB,
Series 2025A (NR/BBB)
1,500,000 5.125
12/01/2050
1,510,179
2,500,000 6.000
12/01/2055
2,692,140
Dinosaur Ridge Metropolitan District RB Refunding and
Improvement Bonds Series 2019 A (NR/NR)
3,455,000 5.000
06/01/2049
3,431,363
E-470 Public Highway Authority RB Refunding Capital
Appreciation Series 2006 B (NATL) (A1/AA-)
3,000,000 0.000
(e)
09/01/2039
1,552,067
E-470 Public Highway Authority RB Series 2004 A
(NATL) (A1/AA-)
4,120,000 0.000
(e)
09/01/2034
3,151,534
E-470 Public Highway Authority RB Series 2010 A (A1/AA-)
20,000,000 0.000
(e)
09/01/2040
11,577,438
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds
Series 2021 (NR/NR)
1,600,000 5.000
12/01/2051
1,531,186
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
2,950,000 5.550
(c)
12/01/2047
3,019,691
Four Corners Business Improvement District LT Supported RB
Series 2022 (NR/NR)
2,500,000 6.000
12/01/2052
2,535,887
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000 4.250
12/01/2051
1,981,143
Granary Metropolitan District No. 9 Special Improvement District
No. 1 Special Assessment RB Series 2024 (NR/NR)
2,775,000 5.450
(c)
12/01/2044
2,845,893
Granby Ranch Metropolitan District No. 2 Town of Granby, Grand
County Colorado GO Limited Tax Bonds Series 2025A
(NR/NR)
7,485,000 6.750
(c)
12/01/2064
7,631,356
Greenspire Metropolitan District GO LT Bonds Series 2022
(NR/NR)
1,430,000 5.125
12/01/2051
1,320,265
Hawkview Metropolitan District In The City of Lone Tree Douglas
County Colorado Special Improvement District Special
Assessment RB Series 2025 (NR/NR)
3,780,000 5.625
12/01/2045
3,859,726
Hidden Creek Metropolitan District GO Bonds Series 2021 A
(NR/NR)
1,140,000 4.625
(c)
12/01/2045
1,021,574
High Plains Metropolitan District GO Refunding Bonds Series
2017 (NATL) (A3/NR)
3,680,000 4.000
12/01/2047
3,441,200
Highlands Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
570,000 5.000
12/01/2051
498,802
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Independence Metropolitan District No. 3 Limited Tax GO and
Special Revenue Refunding and Improvement Senior Bonds
Series 2024A (NR/NR)
$ 4,000,000 5.375%
12/01/2054
$ 4,037,634
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000 4.250
12/01/2051
972,665
Johnstown Farms East Metropolitan District GO LT Bonds Series
2021 (NR/NR)
1,000,000 5.000
12/01/2051
875,568
Johnstown Plaza Metropolitan District LT GO Refunding and
Improvement Bonds Series 2022 (NR/NR)
11,200,000 4.250
12/01/2046
11,141,609
Jones District Community Authority Board RB for Convertible
Capital Appreciation Bonds Series 2020 (NR/NR)
7,800,000 5.750
12/01/2050
7,809,624
Kremmling Memorial Hospital District Certificates of Participation
Series 2024 (NR/NR)
11,000,000 6.625
(c)
12/01/2056
10,940,257
Ledge Rock Center Residential Metropolitan District No. 1 in The
Town of Johnstown Weld County Colorado LT GO Bonds
Series 2024A (NR/NR)
3,550,000 6.375
12/01/2054
3,636,561
Lochbuie Station Residential Metropolitan District Subordinate GO
Limited Tax Bonds Series 2024B (NR/NR)
535,000 6.250
12/15/2044
546,407
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000 4.875
12/01/2051
3,652,492
Meridian Ranch Metropolitan District GO LT Bonds Series 2022
(NR/NR)
2,925,000 6.750
12/01/2052
3,014,938
Mineral Business Improvement District Limited Tax GO and
Special RB Series 2024A (NR/NR)
1,600,000 5.750
(c)
12/01/2054
1,608,441
Mineral Business Improvement District Subordinate Limited Tax
GO and Special RB Series 2024B (NR/NR)
420,000 8.500
(c)
12/15/2054
421,867
Mirabelle Metropolitan District No. 2 Douglas County Colorado
Subordinate Limited Tax GO Refunding and Improvement
Bonds Series 2025B (NR/NR)
1,500,000 6.125
12/15/2049
1,509,206
Morgan Hill Metropolitan District GO LT Refunding &
Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000 4.000
12/01/2051
2,437,434
Mountain Sky Metropolitan District GO Bonds Series 2020 A
(NR/NR)
970,000 5.000
12/01/2049
955,285
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
3,225,000 5.000
12/01/2051
2,827,496
Mulberry Metropolitan District LT GO Bonds Series 2022A
(NR/NR)
2,550,000 7.000
12/01/2052
2,624,975
Murphy Creek Metropolitan District GO LT Bonds Series 2021
(NR/NR)
12,788,000 5.000
12/01/2051
11,092,417
Murphy Creek Metropolitan District GO LT Bonds Series 2022A
(NR/NR)
2,140,000 6.000
12/01/2052
2,080,159

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Newlin Crossing Metropolitan District Limited Tax Convertible to
UT GO Bonds Series 2024A (NR/NR)
$ 645,000 5.375%
(c)
12/01/2054
$ 651,419
Nexus North at DIA Metropolitan District GO Bonds Series 2021
(NR/NR)
1,140,000 5.000
12/01/2051
1,103,327
North Range Metropolitan District No. 2 GO Refunding Bonds
Series 2017 A (NR/NR)
2,360,000 5.625
12/01/2037
2,362,002
7,855,000 5.750
12/01/2047
7,856,857
North Range Metropolitan District Subordinate LT GO Special RB
Series 2017B (NR/NR)
1,043,000 7.750
12/15/2047
1,043,228
Northglenn Urban Renewal Authority Tax Allocation for Urban
Renewal Plan 2 Series 2019 (NR/BBB-)
225,000 4.000
12/01/2031
227,786
125,000 4.000
12/01/2032
126,088
340,000 4.000
12/01/2033
342,206
190,000 4.000
12/01/2034
190,779
550,000 4.000
12/01/2036
548,115
215,000 4.000
12/01/2038
210,890
Palisade Metropolitan District No. 2 Colorado Subordinate
Convertible Capital Appreciation GO Limited Tax and
Revenue Refunding Bonds Series 2024B (NR/NR)
3,000,000 0.000
(c)(g)
12/15/2054
2,977,827
Parkdale Community Authority
3,420,000 7.000
12/15/2044
3,545,829
1,625,000 5.875
12/01/2045
1,728,506
Parkdale Community Authority Limited Tax Supported Convertible
Capital Appreciation RB Series 2024A (NR/NR)
5,170,000 0.000
(c)(g)
12/01/2053
4,614,543
Parkdale Community Authority Subordinate Limited Tax Supported
RB Series 2024B (NR/NR)
1,392,000 9.000
(c)
12/15/2053
1,398,095
Parterre Metropolitan District No. 5
1,750,000 6.125
12/01/2055
1,850,064
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021
(NR/NR)
971,000 4.300
12/01/2050
856,746
Pinery Commercial Metropolitan District No. 2 Douglas County
Colorado GO Limited Tax and Special Revenue Convertible
Capital Appreciation Turbo Bonds Series 2026 (NR/NR)
4,000,000 0.000
(c)(g)
12/05/2056
3,515,679
Pinery Commercial Metropolitan District No. 2 Douglas County
Colorado Special RB Series 2025 (NR/NR)
2,700,000 5.750
12/01/2054
2,711,643
Piney Lake Trails Metropolitan District No.1 In Douglas County
Colorado Limited Tax GO Bonds Series 2025A (NR/NR)
1,290,000 5.875
12/01/2055
1,311,098
Plaza Metropolitan District No. 1 RB Refunding Series 2013
(NR/NR)
1,000,000 5.000
(c)
12/01/2040
1,000,519
Powhaton Community Authority LT Supported RB Series 2021
(NR/NR)
5,460,000 5.000
12/01/2051
4,736,049
Prairie Center Metropolitan District No. 3 In The City of Brighton
Adams County Colorado Limited Property Tax Supported
District Improvements RB Series 2024B (NR/NR)
1,000,000 5.875
12/15/2046
1,064,410
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Prairie Center Metropolitan District No. 3 In The City of Brighton
Adams County Colorado Limited Property Tax Supported
Primary Improvements RB Series 2024A (NR/NR)
$ 1,600,000 5.875%
12/15/2046
$ 1,703,056
Prairie Center Metropolitan District No. 3 Limited Property Tax
Supported RB Refunding Series 2017 A (NR/NR)
6,500,000 5.000
(c)
12/15/2041
6,510,751
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020
(NR/NR)
725,000 4.875
12/15/2044
728,329
Prairie Point Community Authority Board In The City of Aurora
Arapahoe County Colorado Special Improvement District No.
1 Special Assessment RB Series 2026 (NR/NR)
2,000,000 5.000
12/01/2035
2,038,118
2,375,000 5.375
12/01/2040
2,430,278
2,125,000 5.750
12/01/2045
2,182,360
Prairie Ridge Metropolitan District No. 1 El Paso County Colorado
GO Limited Tax Bonds Series 2026A (NR/NR)
3,550,000 6.125
12/01/2055
3,608,348
Prairie Ridge Metropolitan District No. 1 El Paso County Colorado
Subordinate GO Limited Tax Bonds Series 2026B (NR/NR)
1,000,000 8.500
12/15/2055
1,005,245
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A
(NR/NR)
39,525,000 4.750
(c)
12/01/2045
39,228,914
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
1,750,000 4.000
12/01/2051
1,447,052
Redlands 360 Metropolitan District No. 2 In The City of Grand
Junction Colorado Limited Tax GO Senior Bonds Series
2025A (NR/NR)
5,075,000 7.125
12/01/2055
5,130,764
Redtail Ridge Metropolitan District City of Louisville Boulder
County Colorado GO Limited Tax Capital Appreciation Turbo
Bonds Series 2025 (NR/NR)
4,500,000 0.000
(e)
12/01/2032
2,937,711
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,052,223 3.625
12/01/2044
1,602,240
Ritoro Metropolitan District in the Town of Elizabeth Colorado
Subordinate GO Limited Tax Refunding Bonds Series 2025B
(NR/NR)
631,000 6.250
12/15/2057
634,499
Riverview Metropolitan District GO Refunding Bonds Series 2021
(NR/NR)
500,000 5.000
12/01/2051
454,540
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000 5.250
12/01/2051
4,591,663
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,044,000 5.000
(c)
12/01/2050
1,044,719
Second Creek Farm Metropolitan District No. 3 GO Bonds Series
2019 A (NR/NR)
3,450,000 5.000
12/01/2039
3,459,496
5,695,000 5.000
12/01/2049
5,517,922
Senac South Metropolitan District GO LT Bonds Series 2021A3
(NR/NR)
9,375,000 5.250
12/01/2051
9,179,967
Settler's Crossing Metropolitan District No. 1 GO Bonds Series
2020 A (NR/NR)
2,185,000 5.000
(c)
12/01/2040
2,199,356

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series
2020 A (NR/NR) – (continued)
$ 1,625,000 5.125%
(c)
12/01/2050
$ 1,609,928
Sky Dance Metropolitan District No. 2 GO Limited Tax
Convertible To UT Bonds Series 2024A (NR/NR)
2,000,000 6.000
12/01/2054
2,032,849
Sky Ranch Community Authority Board LT Support District Bonds
Series 2022A (NR/NR)
4,345,000 5.750
12/01/2052
4,425,593
Smith Metropolitan District No. 3 In The City and County of
Denver Colorado Limited Tax GO and Special RB Series
2026A (NR/NR)
1,350,000 6.000
12/01/2055
1,369,299
Smith Metropolitan District No. 3 In The City and County of
Denver Colorado Subordinate Limited Tax GO and Special RB
Series 2026B (NR/NR)
1,025,000 8.250
12/15/2055
1,031,028
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Ba2/AA)
750,000 4.000
12/01/2044
722,457
2,210,000 3.000
12/01/2049
1,603,827
South Timnath Metropolitan District No. 1 GO Limited
Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000 8.000
12/15/2048
1,872,640
South Timnath Metropolitan District No. 1 GO Limited Taxable
Bonds Series 2019 A (NR/NR)
500,000 5.500
12/01/2048
410,392
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017A-1 (Ba1/NR)
1,750,000 5.000
12/01/2047
1,753,081
Stc Metropolitan District No. 2 in The Town of Superior Boulder
County, Colorado Limited Tax GO and Special Revenue
Refunding Second Lien Bonds, Series 2025A-2 (NR/NR)
7,250,000 6.250
(c)
12/01/2055
7,436,785
Sterling Ranch Community Authority Board Douglas County
Colorado LT Supported and Special Revenue District No.
4 Subdistrict - A Refunding Senior Bonds Series 2024A
(NR/NR)
1,000,000 6.500
12/01/2054
1,043,217
Sterling Ranch Community Authority Board Douglas County
Colorado Special Improvement District No. 1 Special
Assessment RB Series 2024 (NR/NR)
500,000 5.625
12/01/2043
522,554
Sugar Creek Public Improvement Authority City of Loveland
Colorado Limited Tax Supported RB Series 2026A (NR/NR)
1,625,000 6.000
(c)
12/01/2055
1,660,648
Sunset Parks Metropolitan District Limited Tax GO Bonds Series
2024A (NR/NR)
910,000 5.125
(c)
12/01/2054
910,708
647,000 7.625
(c)
12/15/2054
649,917
Takoda Metropolitan District Limited Tax GO Refunding Bonds
Series 2018 (Baa3/NR)
8,000,000 6.000
12/01/2050
8,164,118
The Canyons Metropolitan District No. 5 in The City of Castle
Pines Subordinate Limited Tax GO and Special Revenue
Refunding Bonds Series 2024B (NR/NR)
2,000,000 6.500
12/15/2054
2,012,349
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
The Village Metropolitan District GO Refunding Bonds Series
2020 (NR/NR)
$ 1,100,000 5.000%
12/01/2040
$ 1,104,559
1,750,000 5.000
12/01/2049
1,725,804
The Village Metropolitan District In The Town of Avon Colorado
Special Revenue and Limited Property Tax Improvement
Bonds Series 2025A (NR/NR)
2,455,000 5.750
12/01/2055
2,507,995
Timberleaf Metropolitan District in The City of Thornton Adams
County, Colorado Subordinate GO Limited Tax Bonds, Series
2025B (NR/NR)
850,000 7.875
12/15/2055
856,533
Trails at Crowfoot Metropolitan District No. 3 In The Town of
Parker Colorado Subordinate GO Limited Tax Refunding
Bonds Series 2024B (NR/NR)
725,000 6.875
12/15/2052
727,549
Trevenna Metropolitan District in The Town of Windsor Limited
Tax GO Bonds Series 2024A (NR/NR)
2,025,000 5.750
12/01/2054
2,024,908
Trevenna Metropolitan District In The Town of Windsor
Subordinate Limited Tax GO Bonds Series 2024B(3) (NR/NR)
627,000 8.250
12/15/2049
629,914
Village Metropolitan District No. 2 Limited Tax GO and Special
RB Series 2019 (NR/NR)
500,000 4.375
12/01/2044
501,022
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series
2020 A (NR/NR)
578,000 5.000
12/01/2040
583,676
1,020,000 5.000
12/01/2050
962,050
Waterview North Metropolitan District No. 1 El Paso County
Colorado Limited Tax GO Bonds Series 2024A (NR/NR)
3,150,000 5.750
(c)
12/01/2054
3,145,533
Waterview North Metropolitan District No. 1 El Paso County,
Colorado Limited Tax GO Bonds Subordinate Limited Tax GO
Series 2024B (NR/NR)
782,000 8.000
(c)
12/15/2054
786,386
Weems Neighborhood Metropolitan District in The City of
Lafayette Boulder County Colorado GO Bonds Series 2025A
& 2025B (NR/NR)
1,000,000 5.875
12/01/2055
1,031,042
West Meadow Metropolitan District town of Fraser, Grand County,
Colorado Limited Tax GO Senior Bonds Series 2023A
(NR/NR)
2,250,000 6.500
(c)
12/01/2050
2,329,340
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2
(NR/NR)
1,000,000 0.000
(g)
12/01/2050
989,528
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3
(NR/NR)
4,238,000 8.000
12/15/2050
4,252,557
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series
2020 A (NR/NR)
940,000 5.000
(c)
12/01/2050
900,081
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series
2020 B (NR/NR)
93,000 7.750
12/15/2050
93,376
Windshire Park Metropolitan District No. 2 GO Refunding &
Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000 6.500
12/01/2047
1,546,371

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A
(NR/NR)
$ 2,184,000 5.125%
(c)
12/01/2050
$ 1,997,942
Woodmen Heights Metropolitan District No. 2 GO Refunding
Bonds Series 2020 B-1 (NR/NR)
1,689,000 6.250
12/15/2040
1,665,557
611,850,056
Connecticut - 0.6%
City of New Haven CT GO Bonds Series 2018 (NR/A-)
310,000 5.500
08/01/2038
320,957
City of New Haven GO Bonds Series 2018 A (NR/A-)
900,000 5.500
08/01/2034
940,467
500,000 5.500
08/01/2035
521,814
420,000 5.500
08/01/2036
437,140
500,000 5.500
08/01/2037
518,834
Connecticut Airport Authority Customer Facility Charge RB for
Ground Transportation Center Project Series 2019A (NR/A)
1,750,000 4.000
07/01/2049
1,580,645
Connecticut State Health & Educational Facilities Authority RB for
McLean Affiliates Obligated Group Series 2020 A (NR/NR)
1,150,000 5.000
(c)
01/01/2045
1,085,402
3,065,000 5.000
(c)
01/01/2055
2,645,571
Connecticut State Health & Educational Facilities Authority
RB Refunding for The University of Hartford Series 2019
(NR/BB+)
1,045,000 4.000
07/01/2039
935,847
3,500,000 4.000
07/01/2044
2,995,018
5,400,000 4.000
07/01/2049
4,312,402
Great Pond Improvement District RB for Great Pond Phase 1
Project Series 2019 (NR/NR)
2,500,000 4.750
(c)
10/01/2048
2,452,029
Mohegan Tribal Finance Authority Tribal RB Economic
Development Bonds Series 2015 (NR/B-)
27,700,000 7.000
(c)
02/01/2045
27,932,838
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
2,455,000 5.375
07/01/2052
2,318,880
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
4,600,000 5.375
07/01/2054
4,484,496
Steel Point Infrastructure Improvement District Special Obligation
RB Series 2024 (NR/NR)
3,865,000 6.000
(c)
04/01/2052
4,006,882
Steel Point Infrastructure Improvement District Special Obligation
RB Series 2024 Steelpointe Harbor Project (NR/NR)
925,000 5.625
(c)
04/01/2044
971,110
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
2,025,000 4.000
(c)
04/01/2051
1,646,244
The Housing Authority of the City of Stamford RB Mozaic
Concierge Living Project RB Series 2025A (NR/NR)
750,000 5.500
10/01/2035
792,150
1,825,000 6.000
10/01/2040
1,954,849
1,450,000 6.375
10/01/2045
1,553,937
2,275,000 6.500
10/01/2055
2,384,401
1,650,000 6.250
10/01/2060
1,691,804
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
Town of Hamden RB for Whitney Center Project Series 2022A
(NR/NR)
$ 6,925,000 7.000%
01/01/2053
$ 7,369,572
75,853,289
Delaware - 0.1%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
1,075,000 4.000
06/01/2052
819,844
1,125,000 4.000
06/01/2057
830,644
Delaware Economic Development Authority RB for ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2018 B (NR/NR)
1,080,000 5.000
11/15/2048
1,083,876
Delaware Health Facilities Authority RB Beebe Medical Center
Project Series 2018 (NR/BBB-)
705,000 4.375
06/01/2048
618,615
Delaware Health Facilities Authority RB Refunding for Bayhealth
Medical Center Obligated Group Series 2017 A (NR/AA-)
3,130,000 4.000
07/01/2043
3,047,358
Delaware State Economic Development Authority RB for First
State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
855,000 5.000
08/01/2049
812,048
835,000 5.000
08/01/2054
778,661
Delaware State Economic Development Authority RB for Newark
Charter School, Inc. Series 2020 (NR/BBB+)
1,900,000 5.000
09/01/2050
1,900,260
9,891,306
District of Columbia - 0.9%
District Columbia Tobacco Settlement Filing Corp / Tobacco Asset
Backed Bds 2006 A (NR/NR)
135,095,000 0.000
(e)
06/15/2046
30,237,085
District of Columbia Metropolitan Airport Authority Airport
System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
5,000,000 4.000
10/01/2051
4,538,434
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds Series 2024B
(NR/NR)
14,275,000 0.000
(c)(g)
06/01/2049
9,126,937
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds. Series 2024B
(NR/NR)
2,775,000 0.000
(c)(g)
06/01/2041
1,835,854
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodal RB Daily Rate Period Subseries
2025C-2 (Aa2/AA+/A-1)
3,345,000 2.900
(a)(b)
10/01/2060
3,345,000
Metropolitan Washington Airports Authority Dulles toll Road RB
Second Senior Lien Capital Appreciation for Dulles Metrorail
and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000 6.500
10/01/2044
39,238,474
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
3,000,000 3.000
10/01/2050
2,218,340
3,170,000 4.000
10/01/2053
2,798,218
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (Baa2/A-)
1,115,000 4.000
10/01/2053
971,974

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Dulles toll Road
Revenue Refunding Bonds for Dulles Metrorail & Capital
Improvements Projects Series 2022 (AGM) (A1/AA)
$ 6,190,000 4.000%
10/01/2052
$ 5,492,263
Washington Metropolitan Area Transit Authority Second Lien
Dedicated RB Series 2025A (NR/AA)
17,500,000 5.250
07/15/2055
18,549,167
118,351,746
Florida - 13.9%
Abbott Square Community Development District City of
Zephyrhills, Florida Special Assessment Bonds Series 2025
(NR/BBB)
1,190,000 5.625
05/01/2055
1,219,374
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-2 (NR/NR)
3,305,000 4.750
05/01/2036
3,366,965
Aberdeen Community Development District Special Assessment
Series 2018 (NR/NR)
610,000 5.000
05/01/2039
620,471
1,005,000 5.100
05/01/2049
1,009,750
Acacia Fields Community Development District Special
Assessment Bonds  Series 2026 (NR/NR)
800,000 5.700
06/15/2056
807,978
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
3,350,000 3.625
05/01/2040
2,994,510
1,775,000 4.000
05/01/2051
1,531,305
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Series 2022 (NR/NR)
1,750,000 4.000
10/01/2046
1,563,433
Anabelle Sandridge Community Development District Clay County
Florida Special Assessment  RB, Series 2025 (NR/NR)
1,830,000 6.125
05/01/2055
1,885,208
Angeline Community Development District Pasco County Florida
Capital Improvement RB, Series 2025 (NR/NR)
1,500,000 5.750
05/01/2056
1,519,719
Antillia Community Development District Miami-Dade County
Florida Special Assessment Bonds Series 2024 (NR/NR)
605,000 5.600
05/01/2044
632,121
875,000 5.875
05/01/2054
897,100
Arbors Community Development District Capital Improvement RB
Series 2023 (NR/NR)
1,125,000 5.400
05/01/2043
1,184,028
2,050,000 5.625
05/01/2053
2,099,262
Arbors Community Development District Capital Improvement RB
Series 2024 (NR/NR)
900,000 5.150
(c)
05/01/2044
928,055
1,365,000 5.500
(c)
05/01/2055
1,380,848
Arborwood Community Development District RB Capital
Improvement Refunding Senior Lien Series 2018 A-1
(AGM) (NR/AA)
6,695,000 3.700
05/01/2036
6,727,569
Arborwood Community Development District RB Capital
Improvement Refunding Subordinate Lien Series 2018 A-2
(NR/NR)
240,000 4.625
05/01/2028
243,121
1,765,000 5.000
05/01/2036
1,791,945
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Arborwood Community Development District Special Assessment
Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
$ 2,655,000 6.900%
05/01/2036
$ 2,657,261
Arborwood Community Development District Special Assessment
Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
370,000 6.900
05/01/2036
370,257
Armstrong Community Development District Special Assessment
for Assessment Area Two Project Series 2019 A (NR/NR)
490,000 4.000
11/01/2040
462,996
3,130,000 4.000
11/01/2050
2,661,211
Artisan Lakes East Community Development District RB for
Capital Improvement Series 2018 (NR/NR)
1,845,000 5.100
(c)
05/01/2039
1,882,032
3,080,000 5.200
(c)
05/01/2049
3,104,225
Artisan Lakes East Community Development District Special
Assessment Bond Series 2021-2 (NR/NR)
515,000 3.125
(c)
05/01/2041
433,998
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2024 Assessment Area Four
Project (NR/NR)
1,715,000 5.700
05/01/2054
1,762,487
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
500,000 3.200
(c)
05/01/2041
428,758
Astonia Community Development District Special Assessment
for Assessment Area Three Series 2023 Project Series 2023
(NR/NR)
1,045,000 5.375
06/15/2053
1,064,516
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
775,000 3.200
(c)
05/01/2041
672,961
Aurora Oaks Community Development District Marion County,
Florida Special Assessment Bonds, Series 2024 Assessment
Area One Project (NR/NR)
1,025,000 5.625
05/01/2055
1,013,452
Avalon Groves Community Development District Special
Assessment for Assessment Area One Phase 1 Project 1 & 2
Series 2019 (NR/NR)
660,000 4.375
11/01/2049
607,121
Avalon Groves Community Development District Special
Assessment for Assessment Area One Project Series 2017
(NR/NR)
740,000 5.750
05/01/2048
768,708
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
250,000 3.375
05/01/2041
226,745
Avalon Groves Community Development District Special
Assessment for Assessment Area Two Project Series 2017 A-1
(NR/NR)
1,780,000 6.000
05/01/2048
1,868,024
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
650,000 3.125
05/01/2041
565,609
Avalon Park West Community Development District Special
Assessment RB for Pasco County Project Area Series 2022
(NR/NR)
775,000 5.625
05/01/2052
798,199

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Avalon Park West Community Development District Special
Assessment Refunding Series 2020 (NR/NR)
$ 580,000 3.750%
(c)
05/01/2040
$ 546,112
Avenir Community Development District City of Palm Beach
Gardens Florida Senior Special Assessment Bonds Series
2021A-1 (NR/NR)
3,725,000 3.400
05/01/2052
2,836,639
Avenir Community Development District Special Assessment
Bonds for Assessment Area Two - 2021B Project Series 2021B
(NR/NR)
3,000,000 5.000
(c)
05/01/2041
3,252,709
Avenir Community Development District Special Assessment
Bonds Series 2019B- Parcel A-4 Project (NR/NR)
995,000 5.250
05/01/2029
1,045,312
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,170,000 5.375
05/01/2043
1,239,566
4,845,000 5.625
05/01/2054
4,994,681
Aviary at Rutland Ranch Community Development District
Manatee County, Florida Special Assessment Bonds Series
2025 (NR/NR)
1,250,000 6.000
05/01/2055
1,302,965
Aviary at Rutland Ranch Community Development District
Special Assessment Refunding for Area 1 Project Series 2019
(NR/NR)
1,000,000 4.500
(c)
06/01/2039
1,000,673
1,630,000 4.625
(c)
06/01/2049
1,551,334
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2015 (NR/NR)
205,000 4.750
11/01/2026
205,149
700,000 5.000
11/01/2031
700,691
5,975,000 5.250
11/01/2046
5,976,742
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2022 (NR/NR)
6,000,000 5.000
05/01/2042
6,156,446
Bannon Lakes Community Development District Special
Assessment RB Series 2016 (NR/NR)
950,000 5.000
11/01/2036
967,587
1,145,000 5.000
11/01/2048
1,147,287
Bannon Lakes Community Development District Special
Assessment Series 2021 (NR/NR)
700,000 3.500
(c)
05/01/2041
636,927
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville
Subordinate Lien Series 2015 A-2 (NR/NR)
805,000 5.000
05/01/2035
805,427
Beaumont Community Development District Special Assessment
Bonds for Assessment Area Two-Commercial Project Series
2019 (NR/NR)
1,180,000 6.375
(c)
11/01/2049
1,216,815
Bella Tara Community Development District Osceola County
Florida Special Assessment Bonds Series 2025 (NR/NR)
2,285,000 6.125
05/01/2056
2,375,063
1,490,000 6.500
05/01/2056
1,547,210
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB)
170,000 6.000
11/01/2027
173,712
2,965,000 6.500
11/01/2043
3,086,240
1,490,000 4.125
11/01/2046
1,294,825
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bellehaven Community Development Special Assessment Bonds
Series 2025 (NR/NR)
$ 2,180,000 6.050%
05/01/2055
$ 2,259,262
Belmond Reserve Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,045,000 4.000
05/01/2040
1,031,302
Belmont Community Development District Capital Improvement
Phase 1 Project Series 2013 A (NR/NR)
535,000 6.125
11/01/2033
581,062
1,000,000 6.500
11/01/2043
1,130,186
Belmont II Community Development District Special Assessment
RB Series 2020 (NR/NR)
1,495,000 4.000
12/15/2050
1,311,501
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
1,280,000 3.625
12/15/2040
1,234,920
Benton Hills Community Development District Hernando
County  Florida Special Assessment Bonds  Series 2026
(Assessment Area One Project) (NR/NR)
1,550,000 5.700
(h)
05/01/2056
1,558,706
Berry Bay Community Development District Special Assessment
for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000 3.625
05/01/2041
1,096,672
Berry Bay Community Development District Special Assessment
RB for Assessment Area Three Series 2024 (NR/NR)
900,000 5.000
05/01/2044
912,632
1,000,000 5.350
05/01/2054
986,694
Berry Bay Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,525,000 5.750
05/01/2053
1,577,804
Bexley Community Development District Special Assessment
Bonds Series 2016 (NR/NR)
1,680,000 4.700
05/01/2036
1,680,530
3,200,000 4.875
05/01/2047
3,199,164
Biscayne Drive Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
890,000 6.000
06/15/2052
923,292
Black Creek Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
950,000 4.000
06/15/2050
820,077
Blackwell Community Development District Pasco County Florida
Special Assessment Bonds Series 2026 (NR/NR)
600,000 5.450
05/01/2046
609,756
900,000 5.750
05/01/2056
906,890
Blue Lake Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,000,000 4.250
06/15/2039
983,620
Boggy Branch Community Development District Special
Assessment Series 2021 (NR/NR)
1,165,000 3.500
05/01/2041
1,014,654
1,355,000 4.000
05/01/2051
1,103,880
Bonterra Community Development District City of Hialeah Florida
Senior Special Assessment Bonds Series 2017A-1 (NR/A-)
1,570,000 4.125
05/01/2047
1,432,556
Botaniko Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
565,000 3.625
05/01/2040
500,273

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bradbury Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
$ 1,800,000 5.250%
05/01/2043
$ 1,862,656
2,250,000 5.500
05/01/2053
2,280,325
Bridgewalk Community Development District
675,000 6.500
12/15/2053
715,871
Bridgewater Community Development District Special Assessment
Refunding Bonds for Assessment Area Two Series 2015
(NR/NR)
4,875,000 5.750
05/01/2035
4,997,114
Brightwater Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
650,000 5.350
(c)
05/01/2044
680,054
1,325,000 5.625
(c)
05/01/2055
1,357,683
Brightwater Community Development District Special Assessment
Bonds for Assessment Area One Series 2021 (NR/NR)
935,000 3.150
05/01/2041
826,685
Brookstone Community Development District Special Assessment
RB for Manatee County Series 2022 (NR/NR)
1,000,000 5.500
05/01/2042
1,044,180
1,500,000 5.625
05/01/2052
1,528,958
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
900,000 5.625
05/01/2042
967,146
1,305,000 5.750
05/01/2052
1,343,597
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2024
(NR/NR)
320,000 5.600
05/01/2044
334,557
915,000 5.875
05/01/2054
941,631
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
1,040,000 5.500
05/01/2052
1,083,450
Buena Lago Community Development District Osceola County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
900,000 5.550
05/01/2054
905,721
Campo Bello Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,145,000 4.000
12/15/2039
1,092,586
1,350,000 4.000
12/15/2049
1,157,575
Capital Projects Finance Authority Educational Facilities RB
Imagine School at North Port Project (NR/NR)
13,170,000 6.500
(c)
06/15/2055
13,345,278
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
175,000 6.500
(c)
06/15/2054
180,205
445,000 6.625
(c)
06/15/2059
460,462
Capital Projects Finance Authority Student Housing RB for PRG
- Unionwest Properties LLC Project Senior Series 2024A-1
(Tax-Exempt) (B3/NR)
3,550,000 5.000
(c)
06/01/2049
2,927,537
4,375,000 5.000
(c)
06/01/2054
3,596,188
4,225,000 5.000
(c)
06/01/2058
3,465,119
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
45,905,000 5.250
(c)
12/01/2058
43,930,874
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
$ 595,000 4.000%
(c)
07/01/2056
$ 463,343
Capital Trust Agency, Inc. RB for Imagine Charter School at North
Manatee Series 2021 A (NR/NR)
3,030,000 5.000
(c)
06/01/2056
2,657,884
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC
Series 2020 A (B3/NR)
1,155,000 5.000
(c)
12/15/2049
973,249
1,075,000 5.000
(c)
12/15/2054
877,874
Capital Trust Authority Educational Facilities Lease RB Seaside
Community Charter School Project Series A (Baa3/NR)
1,220,000 5.000
06/15/2044
1,214,532
1,385,000 5.125
06/15/2059
1,315,126
Capital Trust Authority Educational Facilities RB Academir Charter
Schools, Inc. Project Series 2025A (Ba2/NR)
5,000,000 6.500
(c)
07/01/2055
5,142,489
22,365,000 6.625
(c)
07/01/2065
23,003,843
Capital Trust Authority Educational Facilities RB Madrone -
Florida Tech Student Housing I, LLC - Florida Institute of
Technology Project, Series 2025A (NR/BB)
1,150,000 5.250
(c)
07/01/2050
1,149,295
1,300,000 5.250
(c)
07/01/2055
1,283,822
Capital Trust Authority Educational Facilities RB The Classical
Academy of Sarasota Project, Series 2025 (NR/NR)
2,520,000 6.125
(c)
07/01/2055
2,553,740
2,000,000 6.125
(c)
07/01/2060
2,014,520
Capital Trust Authority Educational Facilities RB The Learning
Center Project Series 2025 (NR/NR)
9,400,000 6.750
(c)
06/15/2065
9,413,771
Capital Trust Authority Educational Facilities RB The Learning
Center Project Series 2026A (NR/NR)
690,000 6.750
(c)
06/15/2065
690,094
Capital Trust Authority Educational Facilities Revenue and
Revenue Refunding Bonds St. Johns Classical Academy Inc.
Project Series 2025A (Ba2/NR)
500,000 5.125
(c)
06/15/2050
471,181
1,000,000 5.250
(c)
06/15/2059
929,597
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds for Southeastern University, Inc. Project Series 2023A
(NR/BB)
4,470,000 6.375
(c)
05/01/2053
4,643,411
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds Southeastern University Inc Project Series 2023A
(NR/BB)
4,775,000 6.250
(c)
05/01/2048
4,968,693
Capital Trust Authority RB Aids Healthcare Foundation Obligated
Group Series 2026A (Baa2/NR)
3,250,000 5.250
12/01/2055
3,335,127
Capital Trust Authority RB Anticipation Notes Convivial-St
Petersburg Project Series 2024A (NR/NR)
10,125,000 12.000
(c)
10/03/2029
12,580,840
Capital Trust Authority Taxable Educational Facilities RBThe
Learning Center Project Series 2026B (NR/NR)
135,000 8.000
(c)
06/15/2039
135,304
Capital Trust Authority Tax-Exempt RB for MVM Landfill, LLC
Project Series 2024A (NR/NR)
3,650,000 6.875
(c)
12/01/2044
3,898,172

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Authority The Marie Selby Botanical Gardens  Inc.
Project RB  Series 2026 (NR/NR)
$ 1,850,000 4.500%
(c)(h)
06/15/2033
$ 1,858,901
Carlton Lakes Community Development District Special
Assessment RB Series 2018 (NR/NR)
495,000 5.125
05/01/2038
502,211
1,000,000 5.250
05/01/2049
1,006,054
Caymas Community Development District Capital Improvement
RB, Series 2024 (Assessment Area One) (NR/NR)
900,000 5.625
05/01/2054
907,986
Center Lake Ranch West Community Development District
(City of St. Cloud, Florida) Capital Improvement RB, Series
2023 (Assessment Area One) (NR/NR)
2,275,000 6.000
05/01/2054
2,368,008
Center Lake Ranch West Community Development District City
of St. Cloud Florida Capital Improvement RB Series 2025
(Assessment Area Two) (NR/NR)
1,000,000 5.600
(c)
05/01/2055
1,010,880
Central Parc Community Development District City of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
650,000 5.700
05/01/2044
671,792
650,000 6.000
05/01/2054
660,776
Centre Lake Community Development District Special Assessment
Series 2016 (NR/NR)
140,000 4.125
12/15/2027
140,275
500,000 4.500
12/15/2032
501,114
975,000 4.700
12/15/2037
976,374
Century Parc Community Development District Special
Assessment Refunding Series 2012 (NR/A+)
1,705,000 4.500
11/01/2031
1,706,439
Century Park South Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
625,000 3.750
05/01/2040
571,953
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
820,000 3.350
05/01/2041
687,911
Chaparral of Palm Bay Community Development District Capital
Improvement RB Series 2024 Assessment Area Two (NR/NR)
730,000 5.200
05/01/2044
749,569
1,695,000 5.500
05/01/2055
1,706,118
Chapel Creek Community Development District
200,000 4.625
05/01/2031
203,524
675,000 5.500
05/01/2044
702,694
955,000 5.750
05/01/2054
970,384
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
450,000 3.375
(c)
05/01/2041
409,114
655,000 4.000
(c)
05/01/2052
564,088
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
1,600,000 3.700
(c)
05/01/2040
1,460,687
2,875,000 4.000
(c)
05/01/2051
2,418,736
Charles Cove Community Development District Special
Assessment bond Series 2020 (NR/NR)
1,505,000 4.375
05/01/2050
1,421,037
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,050,000 4.000
05/01/2052
914,387
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2015 (NR/NR)
$ 700,000 5.500%
(c)
10/01/2036
$ 700,780
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
975,000 5.250
06/01/2052
979,773
1,750,000 5.375
06/01/2057
1,765,184
1,375,000 5.625
06/01/2062
1,398,499
City of Venice RB for Southwest Florida Retirement Center, Inc.
Obligated Group Project Series 2019 (NR/NR)
480,000 5.000
01/01/2037
486,938
1,725,000 5.000
01/01/2047
1,697,147
1,615,000 5.000
01/01/2052
1,530,138
City of Venice Retirement Community Revenue Improvement
Bonds for Village on The Isle Project Series 2024A Tax-
Exempt Fixed Rate Bonds (NR/NR)
900,000 5.500
(c)
01/01/2055
904,915
1,825,000 5.625
(c)
01/01/2060
1,844,442
CityPlace Community Development District Special Assessment
Convertible Capital Appreciation RB Series 2018
(AGM) (A1/AA)
25,620,000 4.500
05/01/2046
25,289,927
Coco Palms Community Development District Expansion Area
Project Special Assessment Bonds Series 2019 (NR/NR)
495,000 4.750
(c)
06/15/2039
498,144
Coddington Community Development District Capital
Improvement RB Series 2022 (NR/NR)
895,000 5.750
05/01/2052
928,301
Collier County Educational Facilities Authority Revenue
Refunding Bonds for Ave Maria University Project Series 2023
(NR/BBB-)
5,080,000 5.000
06/01/2043
4,973,671
Concord Station Community Development District Capital
Improvement RB Refunding Senior Lien Series 2016 A-1
(NR/A+)
1,490,000 3.625
05/01/2035
1,473,721
1,750,000 3.750
05/01/2046
1,519,244
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2004 A (NR/NR)
3,305,000 5.850 *
05/01/2035
33
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2004 B (NR/NR)
3,980,000 5.000 *
05/01/2011
40
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2011 A-2
(NR/NR)
915,000 5.850 *
05/01/2035
779,135
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2011 B (NR/NR)
2,939,931 0.000
(e)
*
05/01/2017
1,322,969
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
2,030,000 5.375
06/15/2053
2,061,964
Cope's Landing Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
525,000 5.150
05/01/2044
541,365

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cope's Landing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
$ 1,675,000 5.875%
05/01/2053
$ 1,768,764
Cope's Landing Community Development District City  of
Jacksonville  Florida Capital Improvement RB  Series 2026
(Assessment Area Three) (NR/NR)
590,000 5.350
05/01/2046
600,015
1,490,000 5.700
05/01/2057
1,513,333
Cope's Landing Community Development District City of
Jacksonville Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
1,200,000 5.450
05/01/2054
1,212,484
Copper Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
220,000 4.000
(c)
11/01/2029
221,013
500,000 4.750
(c)
11/01/2038
506,612
Copperspring Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
420,000 4.000
12/15/2039
402,006
Coral Bay Community Development District Capital Improvement
RB Series 2022 (NR/NR)
495,000 5.625
05/01/2052
504,556
Coral Bay of Lee County Community Development District Lee
County Florida Capital Improvement RB Series 2024 (NR/NR)
1,500,000 5.550
05/01/2054
1,527,629
Coral Creek Community Development District Special Assessment
RB for Charlotte County Project Series 2024 (NR/NR)
2,140,000 5.450
05/01/2044
2,230,810
1,595,000 5.750
05/01/2054
1,623,740
Coral Lakes Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
1,165,000 5.500
11/01/2044
1,224,547
1,000,000 5.750
11/01/2053
1,026,050
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,600,000 5.300
05/01/2053
1,623,567
Corkscrew Farms Community Development District Special
Assessment for Assessment Area Two Project Series 2017
(NR/NR)
2,170,000 5.125
(c)
11/01/2050
2,109,952
Coronado Community Development District Special Assessment
Refunding & Improvement Bonds Series 2017 (NR/BBB+)
1,397,000 4.250
05/01/2038
1,385,710
Country Walk Community Development District Special
Assessment RB Refunding Senior Lien Series 2015 A-1
(NR/AA)
710,000 3.750
05/01/2029
710,104
County of Lake RB Refunding for Waterman Communities, Inc.
Series 2020 A (NR/NR)
4,000,000 5.750
08/15/2050
4,018,743
2,100,000 5.750
08/15/2055
2,100,886
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
5,220,000 5.000
10/01/2044
5,337,653
County of Osceola Transportation RB Refunding Series 2019 A-1
(NR/BBB+)
1,160,000 5.000
10/01/2049
1,167,007
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Covington Park Community Development District Special
Assessment RB for Capital Improvement Series 2018
(NR/BBB)
$ 500,000 4.000%
05/01/2038
$ 480,898
1,175,000 4.125
05/01/2048
1,049,323
Creek Preserve Community Development District Special
Assessment RB Series 2019 (NR/NR)
1,565,000 4.700
(c)
11/01/2039
1,591,638
3,195,000 4.750
(c)
11/01/2049
3,125,205
Creekview Community Development District Clay County Florida
Special Assessment RB Series 2024 (NR/NR)
2,260,000 5.375
05/01/2044
2,319,691
3,415,000 5.625
05/01/2055
3,428,344
Cresswind Deland Community Development District City of
Deland Florida Special Assessment Bonds Series 2024
(NR/NR)
1,075,000 5.750
05/01/2054
1,086,185
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,845,000 4.500
05/01/2052
1,725,849
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,370,000 5.375
05/01/2053
1,397,642
Crossings Community Development District Osceola County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000 5.600
05/01/2054
1,009,669
Crossings Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
2,440,000 5.125
05/01/2052
2,436,338
Crosswinds East Community Development District Polk County
Florida Special Assessment Bonds Series 2024 Assessment
Area Two Project (NR/NR)
920,000 5.450
05/01/2054
913,044
Crosswinds East Community Development District Polk County
Special Assessment Bonds Series 2024 Assessment Area Two
Project (NR/NR)
685,000 5.150
05/01/2044
694,554
Crosswinds East Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2024 (NR/NR)
710,000 4.625
05/01/2031
719,975
1,430,000 5.500
05/01/2044
1,485,839
1,500,000 5.750
05/01/2054
1,532,778
Crystal Cay Community Development District Special Assessment
for 2021 Project Series 2021 (NR/NR)
1,000,000 4.000
05/01/2051
909,543
Curiosity Creek Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
625,000 5.400
(c)
05/01/2044
642,133
1,070,000 5.700
(c)
05/01/2055
1,076,639
Curiosity Creek Community Development District Manatee
County Florida Capital Improvement RB Series 2025
(Assessment Area Two) (NR/NR)
3,260,000 5.875
(c)
05/01/2056
3,290,889
Cypress Bay West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
670,000 5.250
05/01/2043
695,706

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cypress Bay West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR) – (continued)
$ 1,145,000 5.500%
05/01/2053
$ 1,167,670
Cypress Bluff Community Development District Special
Assessment for Del WEBB Project Series 2020 A (NR/NR)
1,160,000 3.800
(c)
05/01/2050
978,950
Cypress Creek Reserve Community Development District Polk
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
795,000 5.750
05/01/2045
842,126
1,650,000 6.000
05/01/2056
1,711,124
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
1,175,000 3.875
(c)
05/01/2040
1,126,432
1,210,000 4.000
(c)
05/01/2051
1,016,405
Cypress Park Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
480,000 5.000
05/01/2042
487,834
975,000 5.125
05/01/2052
962,546
Cypress Reserve Community Development District Capital
Improvement RB Series 2025 (NR/NR)
1,000,000 5.600
(c)
05/01/2045
1,032,322
Cypress Reserve Community Development District Capital
Improvement RB, Series 2025 (NR/NR)
2,000,000 5.800
(c)
05/01/2056
2,024,782
Cypress Ridge Community development District Special
Assessment Bonds for Assessment Area 1 Series 2023
(NR/NR)
410,000 4.875
05/01/2030
417,898
1,120,000 5.625
05/01/2043
1,173,979
1,350,000 5.875
05/01/2053
1,389,910
Davenport Road South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
3,170,000 5.125
(c)
11/01/2048
3,202,149
Deer Run Community Development District Special Assessment
RB Refunding Series 2018 (NR/NR)
1,245,000 5.400
05/01/2039
1,314,160
2,555,000 5.500
05/01/2044
2,689,463
Deerbrook Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,150,000 5.500
05/01/2053
1,162,213
Deering Park Stewardship District Volusia County Florida Special
Assessment RB Series 2025 (NR/NR)
3,165,000 6.000
05/01/2045
3,360,132
2,380,000 6.250
05/01/2055
2,479,721
Del Webb Bexley Community Development District Special
Assessment Series 2018 (NR/NR)
2,630,000 5.400
05/01/2049
2,668,457
Del Webb Oak Creek Community Development District Lee
County, Florida Special Assessment Bonds Series 2025
(NR/NR)
1,100,000 5.375
(c)
05/01/2045
1,135,504
1,290,000 5.625
(c)
05/01/2055
1,308,643
Del Webb Oak Creek Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,590,000 5.000
05/01/2043
1,646,782
1,635,000 5.250
05/01/2053
1,651,583
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Del Webb River Reserve Community Development District Pasco
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
$ 1,000,000 5.875%
05/01/2055
$ 1,034,791
Dewey Robbins Community Development District City of
Leesburg Florida Capital Improvement RB Series 2025
(NR/NR)
1,000,000 5.800
05/01/2055
1,009,921
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
700,000 4.000
05/01/2051
595,897
Downtown Doral South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,000,000 4.750
(c)
12/15/2038
1,023,571
Durbin Crossing Community Development District Special
Assessment Refunding Senior Series 2017 A-1
(AGM) (NR/AA)
3,075,000 3.750
05/01/2034
3,084,901
4,255,000 4.000
05/01/2037
4,266,436
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
1,030,000 3.375
(c)
05/01/2041
953,094
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
750,000 5.250
05/01/2052
761,415
EA Mckinnon Groves Community Development District Lake
County, Florida Capital Improvement RB, Series 2025
(NR/NR)
1,000,000 5.500
05/01/2056
1,002,456
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,950,000 5.375
05/01/2052
1,980,053
Eagle Pointe Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
1,190,000 4.125
(c)
05/01/2040
1,142,592
3,775,000 4.125
(c)
05/01/2051
3,294,375
East 547 Community Development District Special Assessment
Bond for Assessment Area Two Series 2023 (NR/NR)
440,000 6.500
05/01/2054
469,882
East Bonita Beach Road Community Development District Special
Assessment Bonds for Assessment Area Two Series 2021
(NR/NR)
980,000 3.250
05/01/2041
860,171
East Bonita Beach Road Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,000,000 5.000
(c)
11/01/2048
1,005,279
East Homestead Community Development District Special
Assessment Expansion Area Bonds Project Series 2019
(NR/NR)
500,000 4.750
11/01/2039
504,628
920,000 5.000
11/01/2049
923,640
East Palm Drive Community Development District City  of
Homestead  Florida Special Assessment Bonds  Series 2026
(NR/NR)
825,000 5.700
06/15/2056
834,484
East Palm Drive Community Development District City of
Homestead Florida Special Assessment Bonds Series 2024
(NR/NR)
900,000 5.375
06/15/2054
905,487

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Edar Crossings Community Development District Polk County
Florida Special Assessment Bonds Series 2025 (NR/NR)
$ 500,000 5.300%
(c)
05/01/2045
$ 510,633
600,000 5.500
(c)
05/01/2055
596,988
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
805,000 4.000
05/01/2042
774,227
2,390,000 4.125
05/01/2052
2,055,801
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
190,000 4.000
05/01/2040
185,745
500,000 4.125
05/01/2051
434,422
Edgewater East Community Development District Osceola County
Florida Special Assessment  RB, Series 2025 (NR/NR)
825,000 6.100
05/01/2045
872,518
1,545,000 6.300
05/01/2055
1,598,296
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000 3.600
05/01/2041
1,258,972
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
1,955,000 4.000
05/01/2042
1,797,964
Edgewater West Community Development District Osceola County
Florida Special Assessment RB Series 2024 Assessment Area
One (NR/NR)
2,500,000 5.500
05/01/2054
2,504,295
Edgewater West Community Development District Osceola County
Florida Special Assessment RB Series 2026 (NR/NR)
6,775,000 6.000
05/01/2041
6,776,301
2,050,000 5.875
05/01/2056
2,103,493
Edgewater West Community Development District Osceola County
Florida Special Assessment RB Series 2026 Assessment Area
Two (NR/NR)
1,035,000 5.500
05/01/2046
1,064,584
Enclave At Lake Geneva Community Development District City  of
Fruitland Park  Florida Special Assessment RB  Series 2026
(NR/NR)
1,540,000 6.000
05/01/2056
1,559,665
Entrada Community Development District Capital Improvement
RB Series 2023 (NR/NR)
1,730,000 5.800
05/01/2053
1,797,861
Epmore Community Development District Miami-Dade County
Florida Special Assessment Bonds Series 2026 (NR/NR)
800,000 5.500
05/01/2056
807,418
Epperson North Community Development District Capital
Improvement RB Series 2024 (NR/NR)
415,000 5.300
05/01/2044
426,710
675,000 5.600
05/01/2055
679,207
Epperson North Community Development District Special
Assessment for Assessment Area #2 Series 2021 (NR/NR)
375,000 3.500
05/01/2041
333,624
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
17,960,000 4.000
08/15/2045
16,309,099
Escambia County Health Facilities Authority RB Refunding for
Baptist Hospital, Inc. Project Series 2020 A (AGM) (A1/AA)
1,745,000 3.000
08/15/2050
1,274,028
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Esplanade Lake Club Community Development District Lee
County Florida Capital Improvement  RB, Series 2025
(NR/NR)
$ 650,000 5.875%
05/01/2055
$ 671,651
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-1
(NR/NR)
1,225,000 4.000
11/01/2040
1,171,204
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-2
(NR/NR)
330,000 4.125
11/01/2050
287,550
Estancia at Wiregrass Community Development District Capital
Improvement RB Series 2013 (NR/NR)
155,000 6.375
11/01/2026
155,332
3,220,000 7.000
11/01/2045
3,281,218
Estancia at Wiregrass Community Development District Capital
Improvement RB Series 2015 (NR/NR)
700,000 5.250
11/01/2035
700,601
1,300,000 5.375
11/01/2046
1,300,603
Evergreen Community Development District Special Assessment
RB Series 2019 (NR/NR)
1,345,000 5.000
(c)
11/01/2039
1,372,770
1,800,000 5.125
(c)
11/01/2049
1,805,729
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
750,000 5.250
06/15/2044
777,835
1,000,000 5.550
06/15/2054
1,014,457
Everlands Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
820,000 5.200
(c)
06/15/2044
846,273
Everlands II Community Development District City of Palm Bay
Florida Special Assessment Bonds Series 2024 (NR/NR)
675,000 5.200
06/15/2044
700,915
900,000 5.450
06/15/2054
913,106
Fallschase Community Development District Special Assessment
Bonds for Leon County Series 2021 (NR/NR)
6,645,000 4.000
05/01/2052
5,489,488
Fallschase Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,445,000 3.375
05/01/2041
1,243,593
Feed Mill Community Development District Clay
County  Florida Capital Improvement RB  Series 2026
(Parcel 4 – Assessment Area One) (NR/NR)
1,850,000 5.800
05/01/2057
1,880,568
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
2,375,000 5.000
05/01/2035
2,440,432
Finley Woods Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
185,000 4.000
05/01/2040
175,636
1,000,000 4.200
05/01/2050
874,249
Firelight Community Development District Charlotte County
Florida Special Assessment  RB, Series 2025A (NR/NR)
2,145,000 6.125
05/01/2055
2,206,711
Fish Lake Cove Community Development District Osceola County
Florida Special Assessment Bonds Series 2025 (NR/NR)
1,085,000 5.550
05/01/2055
1,085,324

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Fishhawk Community Development District II Special Assessment
RB Refunding Series 2013 A (NR/A-)
$ 1,445,000 4.375%
05/01/2034
$ 1,445,496
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000 3.000
11/01/2041
985,249
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
5,000,000 5.500
(c)
07/01/2052
4,444,982
3,825,000 5.625
(c)
07/01/2056
3,423,754
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
3,770,000 5.125
(c)
10/01/2052
3,469,990
6,725,000 5.250
(c)
10/01/2056
6,193,240
Florida Development Finance Corp. Educational Revenue
Refunding Bonds for Central Charter School Project Series
2022 (NR/NR)
2,735,000 5.875
(c)
08/15/2052
2,592,901
2,430,000 6.000
(c)
08/15/2057
2,328,543
Florida Development Finance Corp. Healthcare Facilities
RB for Tampa General Hospital Project Series 2024A
(Fixed Mode) (NR/A-)
6,600,000 5.250
08/01/2049
6,869,124
4,000,000 4.500
08/01/2055
3,826,428
1,400,000 5.250
08/01/2055
1,440,379
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
111,310,000 0.010
(a)(b)(c)(g)
07/15/2032
31,166,800
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
12,400,000 5.250
07/01/2047
12,346,036
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Project AAF Operations Holdings LLC Issue
Series 2024A (Tax-Exempt) (NR/NR)
26,675,000 0.010
(a)(b)(c)(g)
07/15/2059
7,469,000
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
1,650,000 5.000
(c)
06/01/2040
1,279,387
2,595,000 5.000
(c)
06/01/2055
1,711,972
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
2,555,000 5.250
(c)
06/01/2050
2,537,403
3,560,000 5.250
(c)
06/01/2055
3,480,166
Florida Development Finance Corp. RB for River City Education
Obligated Group Series 2021 A (Baa3/NR)
600,000 4.000
07/01/2045
516,593
800,000 4.000
07/01/2055
630,499
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
830,000 5.000
06/01/2040
797,745
1,850,000 5.000
06/01/2050
1,646,303
Florida Development Finance Corp. RB Refunding for Glenridge
on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,850,000 5.000
(c)
06/01/2051
1,768,824
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
$ 830,000 4.000%
(c)
06/30/2046
$ 655,060
2,580,000 4.000
(c)
06/30/2056
1,875,203
Florida Development Finance Corp. RB Refunding for Mayflower
Retirement Center, Inc. Obligated Group Series 2020 A
(NR/NR)
2,090,000 4.000
(c)
06/01/2055
1,612,745
Florida Development Finance Corp. RB Refunding for Renaissance
Charter School, Inc. Series 2020 C (NR/NR)
2,085,000 5.000
(c)
09/15/2050
1,896,251
Florida Development Finance Corp. Student Housing RB SFP -
Tampa I - The Henry Project Senior Series 2024A-1 (NR/NR)
2,750,000 5.250
(c)
06/01/2054
2,745,005
1,925,000 5.250
(c)
06/01/2059
1,896,243
Florida Development Finance Corporation RB Brightline Florida
Passenger Rail Expansion Project Series 2025B (NR/NR)
56,035,000 12.000
(a)(b)(c)
07/01/2057
36,422,750
Florida Higher Educational Facilities Financial Authority RB for
Jacksonville University Project Series 2018 A-1 (NR/NR)
1,750,000 4.750
(c)
06/01/2038
1,718,269
3,000,000 5.000
(c)
06/01/2048
2,816,038
Florida Higher Educational Facilities Financial Authority RB
Refunding for St. Leo University, Inc. Obligated Group Series
2019 (NR/BB)
4,150,000 5.000
03/01/2044
3,313,746
7,900,000 5.000
03/01/2049
5,838,447
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
6,060,000 5.000
03/01/2047
5,815,817
Florida Local Government Finance Commission Educational
Facilities RB Cornerstone Charter Academy Project Series
2026 (NR/BB+)
1,615,000 5.875
10/01/2061
1,617,011
Florida Local Government Finance Commission Revenue Bond
Anticipation Notes Life Care Et Project Series 2025A
(NR/NR)
9,250,000 11.500
(c)
12/01/2030
9,804,935
Florida Local Government Finance Commission Revenue Bond
Anticipation Notes The Sanctuary At Village On The Isle
Project Series 2025A (NR/NR)
4,745,000 11.000
(c)
12/22/2030
5,031,839
Florida Local Government Finance Commission Senior Living
RB Fleet Landing At Nocatee Project Series 2025A
(Tax Exempt) (NR/NR)
4,570,000 6.875
(c)
11/15/2064
4,888,003
Florida Local Government Finance Commission Senior Living
RB Orlando Senior Health Network Project, Series 2025A
(NR/NR)
2,360,000 6.000
(c)
07/01/2050
2,445,549
1,360,000 6.000
(c)
07/01/2055
1,401,459
Florida Municipal Loan Council Capital Improvement RB
Series 2024 Shingle Creek Transit and Utility Community
Development District Series (NR/NR)
820,000 5.400
05/01/2054
833,924

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Flow Way Community Development District Special Assessment
Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
$ 885,000 4.125%
11/01/2039
$ 857,453
Forest Brooke Community Development District Special
Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000 3.250
11/01/2049
1,371,533
Forest Brooke Community Development District Special
Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000 4.000
11/01/2049
216,159
Fox Branch Ranch Community Development District Polk County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
800,000 5.400
05/01/2055
803,033
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area Two Series 2024-2 (NR/NR)
600,000 5.600
05/01/2044
625,312
760,000 5.875
05/01/2055
777,658
Gir East Community Development District Osceola County Florida
Capital Improvement RB Series 2025 Assessment Area One
(NR/NR)
1,200,000 5.300
05/01/2045
1,219,520
3,575,000 5.500
05/01/2055
3,536,729
Governors Park South Community Development District Clay
County  Florida Special Assessment RB  Series 2026 (NR/NR)
5,000,000 6.000
05/01/2041
5,000,179
2,315,000 5.800
05/01/2056
2,334,412
Governors Park South Community Development District
Clay County Florida Special Assessment RB Series 2025
Assessment Area One (NR/NR)
1,540,000 5.400
05/01/2045
1,563,848
1,150,000 5.650
05/01/2055
1,145,929
Grace Groves Community Development District City  of
Leesburg  Florida Special Assessment Bonds  Series 2026
(NR/NR)
2,050,000 5.800
05/01/2057
2,083,551
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
1,595,000 3.350
05/01/2041
1,360,784
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
1,090,000 4.250
05/01/2040
1,068,170
1,375,000 4.500
05/01/2052
1,265,512
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
1,105,000 4.000
11/01/2051
930,148
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
860,000 5.450
05/01/2044
898,779
1,010,000 5.800
05/01/2054
1,031,382
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities RB Series 2017 A (Aa3/AA-)
1,460,000 5.000
10/01/2047
1,470,208
Greater Orlando Aviation Authority Special Purpose Airport
Facilities RB United Airlines Inc. Project Series 2025 of The
City of Orlando Florida (NR/BB+)
3,000,000 5.250
11/01/2034
3,214,019
5,000,000 5.250
11/01/2035
5,324,092
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Greenbriar Community Development District St. Johns County
Florida Special Assessment RB Series 2025 Assessment Area
One (NR/NR)
$ 900,000 5.650%
05/01/2045
$ 930,368
1,250,000 5.875
05/01/2054
1,268,124
Groves at Lake Marion Community Development District Polk
County Florida Special Assessment Bonds Series 2026
(NR/NR)
600,000 5.300
(c)
12/15/2046
609,492
600,000 5.600
(c)
12/15/2055
606,743
Hacienda Lakes Community Development District Special
Assessment Refunding Series 2016 (NR/NR)
1,515,000 4.500
05/01/2036
1,515,202
2,275,000 4.625
05/01/2046
2,231,340
Hacienda North Community Development District
2,750,000 6.500
05/01/2053
2,935,048
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
1,000,000 5.500
05/01/2044
1,034,445
1,150,000 5.800
05/01/2054
1,163,392
Hammock Oaks Community Development District Special
Assessment Area One Bonds Series 2023 (NR/NR)
980,000 5.750
05/01/2053
996,434
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
1,005,000 6.150
05/01/2054
1,029,157
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2025
Assessment Area Three (NR/NR)
1,500,000 5.750
(c)
05/01/2055
1,518,040
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
590,000 4.700
05/01/2042
592,480
935,000 5.000
05/01/2052
923,571
Hammock Reserve Community Development District Special
Assessment for Assessment Area One Project Series 2020
(NR/NR)
540,000 4.000
05/01/2040
526,247
Hammock Reserve Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
525,000 3.375
05/01/2041
476,924
Harbor Bay Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
1,000,000 3.750
05/01/2034
980,280
Harbor Bay Community Development District Special Assessment
RB Series 2019 A-1 (NR/NR)
2,000,000 3.875
05/01/2039
1,940,332
1,400,000 4.100
05/01/2048
1,266,754
Harmony On Lake Eloise Community Development District
Capital Improvement Assessment Area One RB Series 2023
(NR/NR)
1,110,000 5.375
05/01/2053
1,130,468
Harmony on Lake Eloise Community Development District City
of Winter Haven Florida Capital Improvement RB Series 2025
Assessment Area Two (NR/NR)
900,000 5.450
11/01/2045
931,371

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Harmony on Lake Eloise Community Development District City
of Winter Haven Florida Capital Improvement RB Series 2025
Assessment Area Two (NR/NR) – (continued)
$ 1,150,000 5.650%
11/01/2054
$ 1,173,241
Harmony West Community Development District Osceola County
Florida Special Assessment RB Series 2025 Assessment Area
Three (NR/NR)
900,000 5.650
05/01/2055
911,501
Harvest Hills South Community Development District Pasco
County, Florida Capital Improvement RB, Series 2025
(NR/NR)
1,165,000 5.750
05/01/2056
1,170,428
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
1,335,000 4.250
05/01/2035
1,335,114
1,810,000 4.250
05/01/2039
1,759,637
Hawkstone Community Development District Special Assessment
Area 1 RB Series 2019 (NR/NR)
640,000 3.875
11/01/2039
597,975
1,145,000 4.000
11/01/2051
973,199
Hawkstone Community Development District Special Assessment
Area 2 RB Series 2019 (NR/NR)
390,000 4.000
11/01/2039
371,105
495,000 4.250
11/01/2051
438,293
Hawkstone Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,530,000 5.375
05/01/2043
1,612,651
1,265,000 5.500
05/01/2053
1,292,968
Hawthorne Mill North Community Development District City
of Lakeland Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
1,290,000 5.500
05/01/2054
1,295,642
Heritage Harbour North Community Development District Special
Assessment Series 2014 (NR/NR)
440,000 5.000
05/01/2034
457,439
2,170,000 5.125
05/01/2045
2,203,521
Heritage Harbour South Community Development District RB
Refunding for Senior Lien Capital Improvement Series 2013
A-1 (NR/A)
500,000 5.050
05/01/2031
500,735
500,000 5.150
05/01/2034
500,683
Heritage Lake Park Community Development District Special
Assessment Series 2005 (NR/NR)
1,130,000 5.700
05/01/2036
1,136,013
Heritage Landing Community Development District Special
Assessment Refunding Bonds Series 2015 (NR/BBB+)
2,190,000 4.200
05/01/2031
2,190,186
1,985,000 4.350
05/01/2036
1,985,221
Hickory Tree Community Development District Osceola County
Florida Special Assessment Bonds Series 2024 Assessment
Area One Project (NR/NR)
1,600,000 5.450
05/01/2055
1,613,250
Higher Educational Facilities Financing Authority Educational
Facilities Revenue Refunding Bonds for Saint Leo University
Project Series 2019 (NR/BB)
1,900,000 5.000
03/01/2039
1,589,271
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Higher Educational Facilities Financing Authority Higher
Educational Facilities RB Keiser University Project Series
2025 (NR/BB+)
$ 16,020,000 6.000%
(c)
07/01/2045
$ 16,492,395
Higher Educational Facilities Financing Authority Higher
Educational Facilities RB Keiser University Project, Series
2025 (NR/BB+)
28,375,000 6.250
(c)
07/01/2055
28,945,221
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000 3.625
05/01/2040
430,016
665,000 4.000
05/01/2050
571,387
Highland Trails Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
70,000 4.700
05/01/2031
71,280
310,000 5.500
05/01/2044
323,540
345,000 5.850
05/01/2054
354,718
Highland Trails Community Development District City ofDade
City Florida Capital Improvement RB, Series 2025 (NR/NR)
1,280,000 5.850
05/01/2056
1,290,707
Highlands Community Development District Special Assessment
Bonds for Assessment Areas 3B and 5 Project Series 2018
(NR/NR)
1,000,000 4.875
(c)
12/15/2038
1,007,807
1,000,000 5.000
(c)
12/15/2048
995,888
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area 7/7A Project Series
2019 (NR/NR)
590,000 4.375
11/01/2050
538,489
Hillcrest Preserve Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
1,150,000 5.000
(c)
05/01/2044
1,164,446
1,465,000 5.300
(c)
05/01/2054
1,441,258
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
3,275,000 4.000
(c)
05/01/2050
2,781,595
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2021
(NR/NR)
1,000,000 3.200
05/01/2041
859,471
Hills of Minneola Community Development District City of
Minneola Florida Special Assessment RB Series 2024
(NR/NR)
600,000 5.550
05/01/2044
640,643
900,000 5.875
05/01/2054
946,121
Hills of Minneola Community Development District Special
Assessment RB Series 2026 (NR/NR)
715,000 5.600
05/01/2056
724,310
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
900,000 5.600
05/01/2044
946,920
Holly Hill Road East Community Development District Special
Assessment for Area 3 Project Series 2020 (NR/NR)
180,000 5.000
11/01/2041
193,957

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hunt Club Grove Community Development District City of
Lake Wales Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
$ 1,250,000 5.625%
06/15/2054
$ 1,273,276
Hunt Club Grove Community Development District City of
Lake Wales Florida Special Assessment Bonds Series 2026
(NR/NR)
750,000 5.600
12/15/2055
763,041
Hunters Ridge Community Development District No. 1 Assessment
Area Special Assessment Bonds Series 2019 (NR/NR)
390,000 5.125
(c)
11/01/2049
391,716
Ibis Landing Community Development District Lee County Florida
Special Assessment Bonds, Series 2025 (NR/NR)
800,000 5.875
06/15/2055
829,270
Island Lake Estates Community Development District
1,550,000 6.000
12/15/2053
1,620,089
Isles Bartram Park Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
970,000 5.000
11/01/2047
970,921
Juniper Cove Community Development District Miami-Dade
County Florida Capital Improvement RB Series 2025 (NR/NR)
915,000 5.450
05/01/2045
948,129
970,000 5.700
05/01/2055
984,401
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
955,000 3.125
05/01/2041
792,060
K-Bar Ranch III Community Development District City of Tampa
Florida Special Assessment Bonds Series 2025 (NR/NR)
3,375,000 5.875
(c)
05/01/2045
3,606,288
3,725,000 6.125
(c)
05/01/2055
3,902,692
Kelly Park Community Development District
795,000 6.250
11/01/2053
825,797
Kelly Park Community Development District
535,000 5.300
05/01/2045
549,840
915,000 5.500
05/01/2055
919,725
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
290,000 3.500
05/01/2040
273,963
470,000 3.750
05/01/2050
407,658
Kindred Community Development District II Special Assessment
RB Series 2023 (NR/NR)
600,000 5.650
05/01/2043
638,044
1,000,000 5.875
05/01/2054
1,036,996
Kindred Community Development District Special Assessment
Bond Series 2017 (NR/NR)
1,000,000 5.000
05/01/2048
1,000,510
Kingman Gate Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,340,000 4.000
06/15/2040
1,344,626
1,060,000 4.000
06/15/2050
970,515
Kings Creek I Community Development District City of
Jacksonville Florida Special Assessment Bonds, Series 2025
(NR/NR)
775,000 5.750
05/01/2045
812,671
1,775,000 6.000
05/01/2055
1,824,026
Kingston One Community Development District Lee County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
9,000,000 6.000
05/01/2057
9,298,917
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Kissimmee Park Community Development District Osceola County
Florida Capital Improvement RB Series 2025 (NR/NR)
$ 1,370,000 6.125%
05/01/2056
$ 1,423,998
2,675,000 6.500
05/01/2056
2,777,709
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
1,205,000 5.625
05/01/2053
1,226,796
Lake Emma Community Development District Lake County, Fl
Special Assessment Bonds, Series 2023 Assessment Area Two
(NR/NR)
885,000 5.500
(c)
05/01/2053
910,218
Lake Emma Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
630,000 5.250
(c)
05/01/2043
656,798
Lake Flores Community Development District Manatee County
Florida Special Assessment Bonds Series 2026 (NR/NR)
1,275,000 5.750
05/01/2056
1,292,444
Lake Harris Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
755,000 5.375
05/01/2043
792,157
560,000 5.625
05/01/2053
576,700
Lake Hideaway Community Development District Hernando
County Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
1,480,000 5.650
05/01/2044
1,534,547
2,260,000 5.900
05/01/2054
2,289,056
Lakes of Sarasota Community Development District 2 Sarasota
County Florida Capital Improvement RB Series 2025A
(NR/NR)
2,745,000 5.200
05/01/2035
2,817,060
660,000 5.700
05/01/2055
665,661
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000 4.100
05/01/2051
222,061
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
325,000 4.300
05/01/2051
283,307
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
500,000 4.125
05/01/2031
504,687
Lakeside at Satilla Community Development District Osceola
County Florida Capital Improvement RB Series 2025 (NR/NR)
1,700,000 5.375
(c)
05/01/2045
1,756,153
2,000,000 5.625
(c)
05/01/2055
2,030,368
Lakeside Preserve Community Development District
175,000 5.250
05/01/2030
179,284
670,000 6.000
05/01/2043
717,936
1,055,000 6.375
05/01/2054
1,112,133
Lakewood Park Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
810,000 5.750
05/01/2053
830,544
Lakewood Park Community Development District Special
Assessment for Assessment Area One Series 2021 (NR/NR)
325,000 3.625
05/01/2041
300,956
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2020 A (NR/NR)
1,045,000 3.750
05/01/2040
989,168
750,000 3.900
05/01/2050
650,045

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for
Lorraine Lakes Project Series 2020 (NR/NR)
$ 2,000,000 3.625%
(c)
05/01/2040
$ 1,833,770
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000 3.850
05/01/2039
240,961
Lakewood Ranch Stewardship District Special Assessment RB for
Country Club East Project Series 2014 (NR/NR)
6,295,000 5.600
05/01/2044
6,467,958
Lakewood Ranch Stewardship District Special Assessment RB for
Cresswind Project Series 2019 (NR/NR)
525,000 4.400
05/01/2039
529,465
1,615,000 4.500
05/01/2049
1,514,759
Lakewood Ranch Stewardship District Special Assessment RB for
Del Webb Project Series 2017 (NR/NR)
1,000,000 5.000
(c)
05/01/2037
1,007,983
2,360,000 5.125
(c)
05/01/2047
2,364,954
Lakewood Ranch Stewardship District Special Assessment RB for
Indigo Expansion Area Project Series 2019 (NR/NR)
575,000 3.750
(c)
05/01/2039
547,460
Lakewood Ranch Stewardship District Special Assessment RB for
Lake Club Phase 4 Project Series 2019 (NR/NR)
410,000 4.400
05/01/2039
413,487
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood National & Polo Run Projects Series 2017 (NR/NR)
185,000 4.625
05/01/2027
187,023
2,500,000 5.250
05/01/2037
2,525,024
6,200,000 5.375
05/01/2047
6,225,503
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000 5.000
05/01/2038
1,193,702
2,530,000 5.100
05/01/2048
2,536,907
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,725,000 5.450
05/01/2048
3,742,294
Lakewood Ranch Stewardship District Special Assessment RB for
Palm Grove Project Series 2024 (NR/NR)
655,000 5.500
05/01/2055
670,657
Lakewood Ranch Stewardship District Special Assessment RB for
Taylor Ranch Project 2023 (NR/NR)
3,570,000 6.300
05/01/2054
3,805,194
Lakewood Ranch Stewardship District Special Assessment RB
for Villages of Lakewood Ranch South Project Series 2016
(NR/NR)
4,515,000 5.000
05/01/2036
4,518,641
1,600,000 5.125
05/01/2046
1,600,357
Lakewood Ranch Stewardship District Special Assessment RB
Series 2024 (NR/NR)
430,000 5.550
05/01/2054
441,418
Lakewood Ranch Stewardship District Special Assessment RB,
Series 2025 (NR/NR)
6,230,000 6.000
05/01/2056
6,594,148
Lakewood Ranch Stewardship District Special Assessment
Refunding for Northeast Sector Project - Phase 2B Series 2020
(NR/NR)
2,100,000 3.750
(c)
05/01/2040
1,973,122
Lakewood Ranch Stewardship District Special Assessment The
Isles at Lakewood Ranch Project Series 2021 (NR/NR)
645,000 3.125
05/01/2041
554,856
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District The Isles at Lakewood
Ranch Project Phase 1 Special Assessment Bonds Series 2019
(NR/NR)
$ 1,160,000 4.700%
05/01/2039
$ 1,179,086
Landmark at Doral Community Development District Senior
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-1 (NR/AA-)
1,930,000 3.000
05/01/2035
1,753,481
1,990,000 3.000
05/01/2038
1,700,521
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
360,000 5.000
05/01/2042
367,903
1,145,000 5.125
05/01/2052
1,133,582
Lecanto Preserve Community Development District Citrus
County  Florida Special Assessment Bonds  Series 2026
(NR/NR)
905,000 5.700
05/01/2056
914,334
Lee County IDA Florida Healthcare Facilities RB Series 2024 Shell
Point Obligated Group Series 2024A Bonds (NR/BBB+)
3,700,000 5.250
11/15/2054
3,786,557
Lee County IDA Healthcare Facilities RB for Cypress Cover at
Healthpark Project Series 2022A Tax Exempt Fixed Rate
Bonds (NR/NR)
2,630,000 5.250
10/01/2052
2,545,180
8,800,000 5.250
10/01/2057
8,413,736
Lee County Industrial Development Authority Healthcare Facilities
Refunding RB Cypress Cove At Healthpark Florida  Inc.
Project  Series 2026 (NR/NR)
1,620,000 5.750
(c)(h)
10/01/2050
1,662,188
700,000 6.000
(c)(h)
10/01/2061
720,048
Leomas Landing Community Development District City of
Lake Wales Florida Capital Improvement RB Series 2025
Assessment Area Two (NR/NR)
465,000 5.500
11/01/2045
477,498
460,000 5.700
11/04/2054
463,813
Liberty Cove Community Development District Nassau County
Florida Special Assessment RB Series 2024 Assessment Area
One Project (NR/NR)
1,825,000 5.700
05/01/2054
1,830,500
Live Oak Lake Community Development District Special
Assessment Series 2020 (NR/NR)
1,610,000 4.400
05/01/2040
1,504,360
2,840,000 4.600
05/01/2051
2,582,367
Long Lake Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
975,000 5.125
05/01/2048
979,270
1,760,000 5.125
05/01/2049
1,765,927
Longleaf Community Development District (NR/NR)
589,000 5.375
05/01/2030
589,456
Longleaf Community Development District Capital Improvement
RB Series 2024 (NR/NR)
1,020,000 5.400
(c)
05/01/2044
1,051,252
1,080,000 5.750
(c)
05/01/2054
1,104,984
Longleaf Community Development District Pasco County Florida
Capital Improvement RB Series 2024A (NR/NR)
995,000 5.450
05/01/2055
988,553
Longleaf Community Development District Special Assessment
Refunding Series 2005 (NR/NR)
1,625,000 5.400
05/01/2030
1,626,290

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Los Cayos Community Development District Special Assessment
Bonds, Series 2024 (2024 Project) (NR/NR)
$ 800,000 5.550%
06/15/2054
$ 816,765
Lowery Hills Community Development District City of Lake
Alfred Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
1,260,000 5.850
(c)
05/01/2055
1,272,472
LT Ranch Community Development District Special Assessment
Series 2019 (NR/NR)
3,800,000 4.000
05/01/2050
3,298,434
LT Ranch South Community Development District Sarasota
County Florida Capital Improvement RB Series 2025 (NR/NR)
1,350,000 5.600
05/01/2045
1,398,563
1,650,000 5.750
05/01/2055
1,672,141
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024-AA2 (NR/NR)
510,000 6.000
05/01/2054
518,455
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024-AA3 (NR/NR)
935,000 6.050
05/01/2054
953,418
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment Refunding
RB Series 2024-Aa4 (NR/NR)
1,180,000 5.650
05/01/2054
1,182,009
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
835,000 3.450
05/01/2041
729,331
Lucerne Park Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
855,000 4.625
05/01/2039
858,504
1,340,000 4.750
05/01/2050
1,297,392
Lynwood Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,745,000 4.000
06/15/2039
1,673,731
2,890,000 4.375
06/15/2049
2,670,219
Magnolia Island Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
695,000 5.550
05/01/2045
715,062
995,000 5.750
05/01/2055
1,004,894
Magnolia Island Community Development District Pasco County
Florida Capital Improvement RB Series 2025A (NR/NR)
1,000,000 5.750
(c)
05/01/2056
1,003,912
Malabar Springs Community Development District City of
Palm Bay Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
1,165,000 5.200
05/01/2044
1,188,377
1,445,000 5.500
05/01/2054
1,440,222
Mandarin Grove Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
805,000 6.625
(c)
05/01/2053
938,035
Marion Ranch Community Development District Marion County
Florida Special Assessment Bonds Series 2024 (NR/NR)
470,000 5.700
05/01/2044
489,442
1,990,000 5.950
05/01/2054
2,036,943
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
McJunkin Parkland Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
$ 2,785,000 5.125%
(c)
11/01/2038
$ 2,879,536
4,750,000 5.250
(c)
11/01/2049
4,806,882
Mckendree Pointe Community Development District Pasco County
Florida Capital Improvement RB Series 2025 (NR/NR)
1,000,000 5.700
05/01/2045
1,024,242
Mckendree Pointe Community Development District Pasco County,
Florida Capital Improvement RB, Series 2025 (NR/NR)
2,350,000 6.000
05/01/2056
2,381,764
Meadow Pointe IV Community Development District RB for
Capital Improvement Series 2014 A (NR/NR)
365,000 7.250
05/01/2035
368,329
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
530,000 3.750
05/01/2052
418,556
Mediterranean Community Development District Special
Assessment Refunding & Improvement Bonds for Area Two
Project Series 2017 (NR/NR)
1,000,000 4.750
05/01/2037
1,006,752
1,700,000 5.000
05/01/2048
1,704,946
Merrick Square Community Development District Capital
Improvement RB Series 2023 (NR/NR)
900,000 5.625
05/01/2053
929,985
Metropica Community Development District Broward
County  Florida Bond Anticipation Notes  Series 2026
3,900,000 7.000
11/01/2030
3,899,833
Miami World Center Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
315,000 4.750
11/01/2027
318,818
5,300,000 5.125
11/01/2039
5,368,371
4,135,000 5.250
11/01/2049
4,160,712
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
1,585,000 5.250
(c)
07/01/2052
1,450,816
2,000,000 5.500
(c)
07/01/2061
1,860,628
Miami-Dade County Industrial Development Authority Student
Housing RB PRG - Casa Properties LLC Project Senior Series
2026A-1 Tax-Exempt (NR/NR)
10,000,000 5.375
(a)(b)(c)
07/01/2065
10,463,266
Miami-Dade County Seaport Revenue Refunding Bonds, Series
2022A (AMT) (A3/NR)
20,825,000 5.250
10/01/2052
21,330,860
Miami-Dade County Water & Sewer Revenue System Bonds Series
2021 (BAM-TCRS) (Aa3/AA)
1,575,000 4.000
10/01/2051
1,432,059
Miami-Dade County, Florida Professional Sports Franchise
Facilities Tax Revenue Refunding, Series 2009A
(AGM) (A1/AA)
4,550,000 0.000
(e)
10/01/2045
1,879,710
Miami-Dade County, Florida Water & Sewer System  RB, Series
2024-A (Aa3/AA)
8,510,000 5.250
10/01/2054
9,010,077
Midtown Miami Community Development District Special
Assessment RB Refunding for Parking Garage Project Series
2014 A (NR/NR)
2,165,000 5.000
05/01/2029
2,166,145

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
$ 3,515,000 5.000%
05/01/2037
$ 3,488,787
Mirada Community Development District Pasco County Florida
Capital Improvement Revenue and Refunding Bonds Series
2024 Assessment Area Three (NR/NR)
1,015,000 5.625
05/01/2044
1,046,155
1,360,000 6.000
05/01/2055
1,384,121
Mirada II Community Development District Pasco County, Florida
Capital Improvement RB Series 2025 (NR/NR)
1,500,000 5.750
05/01/2055
1,540,794
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,850,000 3.500
05/01/2041
1,598,721
2,410,000 4.000
05/01/2051
2,024,552
Miranda II Community Development District Capital Improvement
RB Series 2022 (NR/NR)
550,000 5.600
05/01/2042
579,380
865,000 5.750
05/01/2053
888,551
Naples Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,185,000 5.125
(c)
11/01/2048
1,192,669
New Port Corners Community Development District Pasco County
Florida Special Assessment Bonds Series 2025 (NR/NR)
1,000,000 5.500
(c)
06/15/2055
1,005,393
New Port Tampa Bay Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
1,035,000 3.875
05/01/2041
936,318
2,250,000 4.125
05/01/2052
1,926,738
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/NR)
25,000 3.500
(c)
05/01/2031
24,477
80,000 4.000
(c)
05/01/2038
77,522
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
815,000 3.500
(c)
05/01/2038
749,202
New River Community Development District Special Assessment
Series 2006 B (NR/NR)
3,260,000 5.000 *
05/01/2013
33
Newton Road Community Development District Miami-Dade
County, Florida Special Assessment Bonds Series 2025
(NR/NR)
840,000 5.500
(c)
06/15/2045
875,623
Newton Road Community Development District Miami-Dade
County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
875,000 5.750
(c)
06/15/2055
895,732
Normandy Community Development District City of Jacksonville
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
1,575,000 5.300
(c)
05/01/2044
1,597,895
2,255,000 5.550
(c)
05/01/2054
2,203,939
North Ar-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
420,000 5.750
05/01/2044
439,825
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
North AR-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
$ 1,175,000 6.000%
05/01/2054
$ 1,207,905
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
375,000 5.450
05/01/2044
389,920
820,000 5.750
05/01/2054
834,253
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Three, Series 2023
(NR/NR)
215,000 5.000
05/01/2030
219,242
520,000 5.750
05/01/2043
545,722
775,000 6.000
05/01/2054
798,855
North Loop Community Development District
1,850,000 6.625
05/01/2054
1,987,797
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,200,000 3.375
11/01/2041
1,054,179
3,770,000 4.000
11/01/2051
3,213,920
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,255,000 5.625
(c)
05/01/2052
1,295,126
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
465,000 3.625
05/01/2040
429,077
Northlake Stewardship District Manatee County Florida Special
Assessment Bonds Series 2025 (NR/NR)
2,750,000 6.000
05/01/2045
2,913,276
2,750,000 6.200
05/01/2056
2,857,016
Northlake Stewardship District Manatee County Florida Special
Assessment Bonds Series 2026 (NR/NR)
1,000,000 5.700
05/01/2056
1,011,881
1,000,000 5.750
05/01/2056
1,005,614
Northridge Community Development District Pasco County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,685,000 5.750
(c)
05/01/2045
1,765,627
2,175,000 6.000
(c)
05/01/2055
2,236,665
Ocala Preserve Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,160,000 5.700
05/01/2043
1,236,891
1,170,000 5.875
05/01/2053
1,218,567
Okaloosa County, Florida Industrial Development RB Air Force
Enlisted Village Inc. Project Series 2025 (NR/NR)
1,500,000 5.750
(c)
05/15/2055
1,541,482
1,690,000 5.750
(c)
05/15/2060
1,730,348
Old Hickory Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
340,000 4.000
06/15/2040
323,041
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
665,000 5.250
06/15/2043
700,740
1,275,000 5.375
06/15/2053
1,308,582
Orange Branch Community Development District St. Johns County
Florida Special Assessment Bonds Series 2026 (NR/NR)
875,000 5.650
(c)
05/01/2056
885,423

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Orange County Health Facilities Authority Hospital RB Orlando
Health Obligated Group Series 2025A (NR/A+)
$ 8,750,000 4.500%
10/01/2056
$ 8,637,949
Ormond Crossings West Community Development District City
of Ormond Beach  Special Assessment Bonds Series 2025
(NR/NR)
3,000,000 6.000
11/01/2057
3,012,841
Osceola Chain Lakes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
840,000 4.000
05/01/2040
799,147
900,000 4.000
05/01/2050
764,408
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2018 (NR/NR)
1,675,000 5.375
(c)
11/01/2038
1,725,676
3,295,000 5.500
(c)
11/01/2049
3,351,052
Pacific Ace Community Development District Special Assessment
Bonds for Assessment Area Two Series 2024 (NR/NR)
775,000 5.500
05/01/2055
786,062
Paddocks Community Development District Capital Improvement
RB Series 2024 (NR/NR)
1,235,000 5.450
(c)
05/01/2055
1,221,710
Palermo Community Development District Lee County Florida
Special Assessment Bonds Series 2025 Assessment Area Two
(NR/NR)
645,000 5.350
06/15/2045
672,803
900,000 5.500
06/15/2055
927,823
Palermo Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,050,000 5.000
06/15/2043
1,087,632
1,375,000 5.250
06/15/2053
1,396,342
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University Inc Series 2021 (NR/NR)
1,000,000 4.000
10/01/2051
819,765
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
1,800,000 5.250
10/01/2048
1,815,851
2,850,000 5.250
10/01/2053
2,845,111
Palm Beach County Health Facilities Authority RB
(Lifespace Communities, Inc.), Series 2023C (NR/NR)
2,050,000 7.625
05/15/2058
2,285,116
Palm Beach County Health Facilities Authority RB Anticipation
Notes for Green Cay Life Plan Village Project Series 2022A
(NR/NR)
7,075,000 11.500
(c)
07/01/2027
10,906,672
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
4,600,000 4.000
05/15/2053
3,759,418
1,825,000 5.000
05/15/2053
1,751,929
Palm Beach County Health Facilities Authority Revenue Bond
Anticipation Notes Green Cay Life Plan Village Project Series
2025A (NR/NR)
775,000 11.500
(c)
07/01/2027
836,852
Palm Beach County Health Facilities Authority Revenue Refunding
Bonds Series 2022 (NR/NR)
1,650,000 4.000
06/01/2036
1,599,753
1,700,000 4.250
06/01/2056
1,434,535
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County, Florida RB Provident Group - PBAU
Properties II LLC - Palm Beach Atlantic University Project
Senior, Series 2025A (NR/NR)
$ 9,500,000 5.750%
(c)
10/01/2055
$ 9,937,347
1,000,000 6.750
(c)
10/01/2055
1,044,750
11,535,000 5.750
(c)
10/01/2065
11,963,727
Palm Coast 145 Community Development District City of Palm
Coast Florida Special Assessment Bonds Series 2025A
(NR/NR)
5,000,000 6.250
(c)
05/01/2035
5,139,268
2,850,000 6.500
(c)
05/01/2045
3,020,797
2,365,000 6.750
(c)
05/01/2057
2,460,629
Palm Coast Park Community Development District Special
Assessment Bond for Somerset at Palm Coast Park, Series
2023 (NR/NR)
500,000 5.400
05/01/2043
520,564
1,000,000 5.600
05/01/2053
1,018,580
Palm Coast Park Community Development District Special
Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000 4.300
05/01/2050
1,037,412
Palm Gate Community Development District City of Florida City
Florida Special Assessment Bonds Series 2025 (NR/NR)
900,000 5.300
06/15/2045
932,223
900,000 5.550
06/15/2055
920,623
Palm Glades Community Development District Senior Special
Assessment Bonds Series 2018 A-1 (NR/A)
3,290,000 4.200
11/01/2048
2,987,557
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2016 (NR/A)
2,140,000 4.000
05/01/2036
2,140,137
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2017 (NR/BBB-)
130,000 4.000
05/01/2027
130,525
2,380,000 5.000
05/01/2039
2,394,185
Palmetto Ridge Community Development District Pasco County
Florida Special Assessment Bonds Series 2026 (NR/NR)
1,850,000 5.375
05/01/2046
1,867,340
2,300,000 5.800
05/01/2056
2,316,445
Palmetto Ridge Community Development District Pasco County,
Florida Special Assessment Bonds Series 2026 (NR/NR)
1,000,000 5.700
05/01/2055
1,007,060
Parkland Preserve Community Development District Special
Assessment RB Series 2019 A (NR/NR)
1,855,000 5.250
05/01/2039
1,912,110
5,090,000 5.375
05/01/2050
5,162,750
Parkside Trails Community Development District Lake County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,000,000 5.550
05/01/2055
1,003,339
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
800,000 4.000
05/01/2051
672,050
Parkway Center Community Development District Special
Assessment for Amenity Projects Series 2018-2 (NR/A-)
2,285,000 4.700
05/01/2049
2,109,437
Parkway Center Community Development District Special
Assessment Refunding Series 2018-1 (NR/A-)
1,065,000 4.500
05/01/2034
1,071,239

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Parrish Lakes Community Development District Capital
Improvement RB for Special Assessment Area Two Series
2023A (NR/NR)
$ 590,000 5.375%
05/01/2043
$ 612,015
1,475,000 5.625
05/01/2053
1,506,194
Parrish Lakes Community Development District Capital
Improvement RB Series 2023 (NR/NR)
630,000 5.125
05/01/2043
646,623
690,000 5.400
05/01/2053
698,146
Parrish Lakes Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Three (NR/NR)
1,585,000 5.800
05/01/2054
1,606,497
Parrish Lakes II Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
2,750,000 5.125
05/01/2044
2,785,580
5,145,000 5.450
05/01/2054
5,077,235
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Four Project (NR/NR)
375,000 5.875
05/01/2054
385,674
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Three Project (NR/NR)
1,380,000 6.050
05/01/2054
1,428,294
Parrish Plantation Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
795,000 3.500
05/01/2041
705,697
Pasadena Ridge Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
900,000 5.050
05/01/2044
917,105
1,275,000 5.375
05/01/2055
1,271,290
Pasadena Ridge Community Development District Pasco County
Florida Capital Improvement RB Series 2025 (NR/NR)
1,060,000 5.500
05/01/2045
1,082,550
2,500,000 5.700
05/01/2055
2,509,746
PBR Community Development District User Fee RB Series 2026A-
2 (NR/NR)
900,000 5.125
03/01/2056
898,665
Peace Creek Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2025
Assessment Area Two (NR/NR)
1,190,000 5.625
05/01/2055
1,196,521
Peace Creek Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,375,000 5.125
06/15/2043
1,429,471
1,900,000 5.375
06/15/2053
1,927,697
Peace Creek Village Community Development District  Special
Assessment Bonds Series 2024 (NR/NR)
905,000 5.750
05/01/2054
917,854
Peace Creek Village Community Development District
300,000 4.625
05/01/2031
304,775
Peace Crossing Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
2,600,000 5.700
05/01/2044
2,662,692
3,675,000 6.000
05/01/2054
3,658,472
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Pine Isle Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
$ 1,000,000 3.250%
(c)
12/15/2041
$ 899,336
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-2 (NR/NR)
680,000 3.750
05/01/2037
669,874
Pinellas County Industrial Development Authority RB for
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project Series 2019 (NR/NR)
1,100,000 5.000
07/01/2039
1,112,521
Pinery Community Development District Hernando County,
Florida Capital Improvement RB Series 2026 Assessment Area
One (NR/NR)
1,150,000 5.600
05/01/2046
1,172,964
1,850,000 5.875
05/01/2056
1,863,384
Portico Community Development District Special Assessment
Bonds Series 2020-2 (NR/NR)
555,000 3.625
05/01/2040
504,038
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
1,910,000 3.500
05/01/2037
1,769,358
Portofino Isles Community Development District Special
Assessment RB Refunding Series 2013 (NR/BBB+)
2,490,000 4.750
05/01/2033
2,491,233
Preserve At Legends Pointe Community Development District
Pasco County, Florida Capital Improvement  RB, Series 2025
(NR/NR)
650,000 5.875
(c)
05/01/2055
668,294
Preserve at Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
1,000,000 5.750
05/01/2054
1,018,019
Preserve at South Branch Community Development District
Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000 5.375
11/01/2049
1,063,304
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
310,000 4.000
11/01/2039
304,132
1,205,000 4.000
11/01/2050
1,069,216
Preserve at South Branch Community Development District
Special Assessment Phase 3 Series 2021 (NR/NR)
780,000 3.500
05/01/2041
742,611
Prosperity Lakes Community Development District
1,050,000 6.125
12/15/2053
1,122,165
Radiance Community Development District Flagler County Florida
Special Assessment Bonds Series 2025 (NR/NR)
1,860,000 6.200
(c)
05/01/2045
1,965,257
2,275,000 6.400
(c)
05/01/2056
2,357,778
Ranches At Lake Mcleod Community Development District
Polk County Florida Special Assessment Bonds Series 2025
Assessment Area Two (NR/NR)
1,000,000 5.650
06/15/2055
1,022,101
Reagan Landing Community Development District Manatee
County Florida Special Assessment Bonds Series 2026 2026
Project Area (NR/NR)
1,000,000 5.625
05/01/2056
1,007,327
Reflection Bay Community Development District Palm Beach
County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
650,000 5.625
05/01/2045
679,056

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Reflection Bay Community Development District Palm Beach
County, Florida Special Assessment Bonds, Series 2025
(NR/NR) – (continued)
$ 1,130,000 5.875%
05/01/2055
$ 1,158,485
Regal-Village Community Development District Capital
Improvement Revenue Bonds Series 2024 (NR/NR)
700,000 5.200
05/01/2044
721,154
575,000 5.500
05/01/2054
580,312
Reserve At Van Oaks Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
965,000 5.375
05/01/2053
985,589
Reunion East Community Development District (NR/NR)
2,170,000 7.200 *
05/01/2022
22
Reunion West Community Development District Special
Assessment Bonds for Assessment Area 5 Project Series 2019
(NR/NR)
470,000 4.500
05/01/2039
469,645
1,520,000 4.625
05/01/2050
1,427,168
Rhodine Road North Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
825,000 4.500
05/01/2040
831,178
825,000 4.750
05/01/2050
806,651
Ridge at Apopka Community Development District Special
Assessment Bonds for Parcel Two Project Series 2023
(NR/NR)
590,000 5.500
05/01/2043
613,136
700,000 5.750
05/01/2053
711,340
Ridge at Apopka Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,145,000 5.500
05/01/2052
2,153,836
Ridge at Health Brook Community Development District Capital
Improvement RB Series 2023 (NR/NR)
300,000 5.250
05/01/2043
312,761
540,000 5.500
05/01/2053
551,627
River Glen Community Development District Special Assessment
Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000 3.375
05/01/2041
907,520
2,390,000 4.000
05/01/2051
2,059,745
River Hall Community Development District
735,000 5.350
(c)
05/01/2044
755,190
850,000 5.625
(c)
05/01/2055
854,447
River Hall Community Development District
1,555,000 6.500
05/01/2054
1,653,471
River Hall Community Development District Special Assessment
for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000 3.625
05/01/2040
932,455
River Landing Community Development District Pasco County
Florida Capital Improvement RB Series 2025 (NR/NR)
1,700,000 5.450
(c)
05/01/2055
1,712,858
River Landing Community Development District Special
Assessment Series 2020 A (NR/NR)
1,290,000 4.350
05/01/2051
1,149,875
Rivers Edge II Community Development District Special
Assessment Bond Series 2021 (NR/NR)
840,000 3.500
05/01/2041
763,115
Rivers Edge III Community Development District Special
Assessment Bond Series 2021 (NR/NR)
815,000 3.500
(c)
05/01/2041
744,276
900,000 4.000
(c)
05/01/2051
770,481
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Riversong Community Development District Manatee County
Florida Special Assessment Bonds Series 2025 (NR/NR)
$ 1,200,000 5.400%
(c)
05/01/2045
$ 1,241,860
3,000,000 5.625
(c)
05/01/2056
3,038,573
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,350,000 5.800
05/01/2054
1,383,765
Riverwalk Community Development District City of Orlando
Special Assessment Bonds Series 2025A (NR/NR)
1,210,000 5.625
(c)
05/01/2055
1,223,607
Rolling Oaks Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,350,000 6.500
(c)
05/01/2053
1,419,537
Rookery Community Development District City of Green Cove
Springs Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
2,970,000 5.350
05/01/2055
2,933,439
Rustic Oaks Community Development District Capital
Improvement RB Series 2022 (NR/NR)
2,435,000 3.450
05/01/2042
2,128,481
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,075,000 5.250
05/01/2053
1,077,902
Rye Crossing Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
1,000,000 5.250
05/01/2054
1,012,526
Rye Ranch Community Development District
1,745,000 6.625
05/01/2054
1,869,234
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
710,000 6.000
(c)
11/01/2053
736,015
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2020 (NR/NR)
320,000 4.000
06/15/2040
312,807
780,000 4.000
06/15/2050
670,394
Saltleaf Community Development District Lee County Florida
Capital Improvement RB Series 2024 (NR/NR)
1,500,000 5.625
05/01/2044
1,548,970
2,700,000 6.000
05/01/2056
2,757,827
Saltleaf Community Development District Lee County Florida
Capital Improvement RB Series 2026 (NR/NR)
2,765,000 6.050
05/01/2057
2,845,585
Saltmeadows Community Development District Manatee County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
405,000 5.750
(c)
05/01/2045
427,458
650,000 6.000
(c)
05/01/2055
674,167
Saltmeadows Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,015,000 5.500
05/01/2053
1,035,096
San Simeon Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,410,000 4.125
(c)
06/15/2039
1,340,226
Sandmine Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
650,000 6.000
11/01/2052
683,597
Sandmine Road Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
980,000 3.625
(c)
05/01/2040
960,106

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sandmine Road Community Development District Special
Assessment for Assessment Area One Series 2020
(NR/NR) – (continued)
$ 950,000 3.750%
(c)
05/01/2050
$ 833,933
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (Aa3/NR)
4,350,000 4.000
07/01/2048
3,901,255
Savanna Lakes Community Development District Lee County
Florida Special Assessment Bonds Series 2024 Assessment
Area Two (NR/NR)
2,155,000 5.500
06/15/2054
2,180,457
Savanna Lakes Community Development District Special
Assessment Area One Bonds, Series 2023 (NR/NR)
1,065,000 5.375
(c)
06/15/2053
1,071,242
Sawgrass Village Community Development District
1,365,000 6.375
11/01/2053
1,435,559
Sawgrass Village Community Development District Manatee
County Florida Special Assessment Bonds Series 2024
Assessment Area Three (NR/NR)
1,380,000 5.875
(c)
05/01/2054
1,400,810
Sawgrass Village Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
2,300,000 5.750
05/01/2053
2,345,136
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
620,000 3.750
05/01/2040
588,120
2,040,000 4.000
05/01/2051
1,734,050
Scenic Terrace North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,370,000 5.875
05/01/2043
1,439,496
1,530,000 6.125
05/01/2054
1,586,998
Scenic Terrace South Community Development District
900,000 6.750
11/01/2053
962,738
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,245,000 4.500
05/01/2042
1,223,368
Schaller Preserve Community Development District Polk County
Florida Special Assessment Bonds Series 2026 Assessment
Area One Project (NR/NR)
1,455,000 5.300
05/01/2046
1,482,215
1,000,000 5.625
05/01/2056
1,014,145
Seaton Creek Reserve Community Development District Special
Assessment Bonds for Assessment Area One Bonds Series
2023 (NR/NR)
975,000 5.500
(c)
06/15/2053
999,707
Sebastian Isles Community Development District City of Florida
City Florida Capital Improvement RB Series 2024 (NR/NR)
900,000 5.300
05/01/2054
900,362
Sedona Point Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,185,000 5.000
06/15/2053
1,192,388
Seminole County Industrial Development Authority RB for The
Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)
315,000 4.000
(c)
06/15/2036
299,162
425,000 4.000
(c)
06/15/2041
378,586
2,270,000 4.000
(c)
06/15/2051
1,805,018
1,105,000 4.000
(c)
06/15/2056
844,802
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
$ 900,000 5.300%
10/01/2037
$ 938,382
Seminole Palms Community Development District City of
Palm Coast Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
1,590,000 5.500
(c)
05/01/2055
1,597,837
Seminole Palms Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
725,000 5.700
05/01/2053
739,253
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
2,190,000 5.500
05/01/2044
2,239,756
2,800,000 5.850
05/01/2054
2,818,465
Shell Point Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
2,200,000 5.250
(c)
11/01/2039
2,256,139
2,810,000 5.375
(c)
11/01/2049
2,847,131
Sherwood Manor Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
3,800,000 5.250
(c)
11/01/2049
3,863,582
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
825,000 5.500
05/01/2043
870,611
1,435,000 5.625
05/01/2053
1,481,972
Shingle Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
4,000,000 5.000
05/01/2049
4,010,546
Shores At Stillwater Community Development District Sarasota
County Florida Special Assessment Bonds Series 2026
(NR/NR)
900,000 5.800
05/01/2056
909,936
Silver Oaks Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
1,570,000 5.850
05/01/2054
1,599,175
Silverlake Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
885,000 5.500
05/01/2053
910,218
Six Mile Creek Community Development District Capital
Improvement RB Series 2021 (NR/NR)
790,000 4.000
05/01/2052
661,467
Six Mile Creek Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,375,000 5.700
05/01/2054
1,409,018
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
1,325,000 3.500
05/01/2041
1,165,671
Six Mile Creek Community Development District Special
Assessment Refunding for Area 2 Phase 3A Project Series
2020 (NR/NR)
290,000 4.125
11/01/2040
280,485
940,000 4.250
11/01/2050
833,027
Six Mile Creek Community Development District St. Johns County
Florida Capital Improvement RB Series 2024 (NR/NR)
1,090,000 5.375
05/01/2055
1,077,398
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,650,000 6.000
05/01/2044
1,809,248

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Solaeris Community Development District St. Lucie
County Florida Special Assessment Bonds Series 2024
(NR/NR) – (continued)
$ 2,525,000 6.250%
05/01/2055
$ 2,701,200
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2026 (NR/NR)
1,185,000 5.800
05/01/2057
1,199,753
Solaeris Community Development District St. Lucie County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
2,420,000 6.300
(c)
05/01/2056
2,504,920
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
1,010,000 5.900
(c)
05/01/2054
1,028,731
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2026 (NR/NR)
1,510,000 5.800
05/01/2056
1,529,470
Sorrento Pines Community Development District Special
Assessment Bonds for Assessment Area One Series 2023
(NR/NR)
525,000 5.500
05/01/2053
539,960
South Fork III Community Development District Parcels V and W
Special Assessment Bonds Series 2019 (NR/NR)
2,095,000 5.125
(c)
11/01/2039
2,142,383
3,480,000 5.250
(c)
11/01/2049
3,512,771
South Fork III Community Development District Special
Assessment RB Refunding Series 2018 (NR/NR)
2,505,000 5.375
05/01/2049
2,523,842
South Village Community Development District Capital
Improvement and Special Assessment Refunding Senior Lien
Series 2016 A-1 (NR/A+)
480,000 3.625
05/01/2035
464,227
1,685,000 3.750
05/01/2038
1,612,133
South Village Community Development District Capital
Improvement and Special Assessment Refunding Subordinate
Lien Series 2016 A-2 (NR/NR)
460,000 4.875
05/01/2035
460,142
95,000 5.000
05/01/2038
95,038
South-Dade Venture Community Development District Special
Assessment RB Refunding Series 2013 (NR/NR)
2,010,000 5.250
05/01/2034
2,012,031
Southern Groves Community Development District No. 5 Special
Assessment Refunding Series 2019 (NR/NR)
365,000 3.600
05/01/2034
349,890
1,200,000 4.000
05/01/2043
1,117,758
Southern Groves Community Development District No. 5 Special
Assessment Series 2020 (NR/NR)
390,000 4.300
05/01/2040
390,050
160,000 4.500
05/01/2046
153,000
Southern Hills Plantation I Community Development District
Special Assessment for Capital Improvement Series 2011 A-1
(NR/NR)
2,480,000 5.800
05/01/2035
2,343,346
Southern Hills Plantation I Community Development District
Special Assessment for Capital Improvement Series 2011 A-2
(NR/NR)
2,505,000 5.800 *
05/01/2035
1,503,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Southpointe of Manatee County Community Development District
Manatee County Florida Special Assessment Bonds Series
2026 Assessment Area One (NR/NR)
$ 900,000 5.625%
05/01/2056
$ 907,273
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
830,000 5.625
05/01/2054
830,595
Spencer Creek Community Development District Special
Assessment RB Series 2019 (NR/NR)
260,000 4.375
05/01/2029
263,534
995,000 5.000
05/01/2039
1,012,612
1,750,000 5.250
05/01/2049
1,766,052
Spring Lake Community Development District Special Assessment
for Assessment Area Two Project Series 2017 (NR/NR)
1,245,000 5.125
(c)
11/01/2037
1,258,178
1,785,000 5.250
(c)
11/01/2047
1,791,924
Spring Ridge Community Development District Special
Assessment RB Series A-1 (NR/NR)
775,000 4.800
05/01/2035
776,108
Springs at Lake Alfred Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
450,000 5.250
05/01/2044
461,798
900,000 5.600
05/01/2054
906,568
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
1,720,000 4.000
12/15/2050
1,376,921
St. Johns County Industrial Development Authority RB Refunding
for Presbyterian Retirement Communities, Inc. Obligated
Group Series 2020 A (NR/NR)
7,520,000 4.000
08/01/2055
6,367,501
St. Johns County, Florida Water and Sewer RB, Series 2022
(Aa1/AAA)
2,310,000 5.000
06/01/2052
2,407,893
Starling Community Development Special Assessment RB, Series
2025 (NR/NR)
2,000,000 5.600
(c)
05/01/2056
1,995,139
Sterling Hill Community Development District RB for Capital
Improvement Series 2003 B (NR/NR)
418,112 5.500 *
11/01/2010
158,883
Stonegate Community Development District Special Assessment
Refunding Bonds Series 2013 (NR/NR)
1,910,000 5.000
05/01/2034
1,911,631
Stonegate Preserve Community Development District Manatee
County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
1,175,000 5.875
06/15/2055
1,210,322
Stonegate Preserve Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,000,000 5.875
12/15/2043
1,084,620
1,195,000 6.125
12/15/2053
1,278,664
Stoneybrook Community Development District Tax Exempt Special
Assessment RB for Village of Estero Series 2022-1 (NR/AA-)
1,250,000 4.300
05/01/2052
1,156,017
Stoneybrook North Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
500,000 6.375
11/01/2052
548,119

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
$ 1,100,000 4.500%
06/15/2039
$ 1,110,061
1,100,000 4.625
06/15/2049
1,046,625
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2023 (NR/NR)
555,000 5.500
06/15/2053
575,315
Stoneybrook South Community Development District Special
Assessment Bonds Refunding for Assessment Area Two-A
Project Series 2014 (NR/NR)
1,610,000 5.125
11/01/2034
1,682,373
3,495,000 5.500
11/01/2044
3,612,864
Stoneybrook South Community Development District Special
Assessment Series 2020 (NR/NR)
2,875,000 3.750
(c)
12/15/2050
2,486,632
Storey Creek Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2019 (NR/NR)
420,000 4.000
12/15/2039
401,184
860,000 4.125
12/15/2049
754,255
Storey Creek Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
575,000 5.200
06/15/2042
593,530
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
985,000 5.500
06/15/2054
1,008,907
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 4.000
06/15/2052
825,190
Storey Park Community Development District Special Assessment
Bonds for City of Orlando Series 2022 (NR/NR)
1,000,000 5.150
06/15/2052
994,359
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
900,000 5.500
(c)
05/01/2054
904,313
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
1,710,000 4.000
05/01/2052
1,400,085
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
870,000 3.750
05/01/2040
805,437
1,140,000 4.000
05/01/2050
982,367
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
405,000 3.400
05/01/2041
364,935
275,000 4.000
05/01/2051
234,796
Summerstone Community Development District Special
Assessment Series 2020 (NR/NR)
705,000 3.750
05/01/2040
682,384
875,000 4.000
05/01/2051
793,145
Sunbridge Stewardship District Special Assessment RB for Weslyn
Park Project Series 2022 (NR/NR)
1,000,000 5.200
05/01/2042
1,031,061
1,800,000 5.350
05/01/2052
1,820,060
Sunbridge Stewardship District Special Assessment RB Series 2022
(NR/NR)
1,545,000 5.500
05/01/2052
1,570,660
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sunrise Community Development District Hernando County
Florida Capital Improvement RB Series 2025 (NR/NR)
$ 1,700,000 5.625%
(c)
05/01/2045
$ 1,729,081
3,115,000 5.875
(c)
05/01/2055
3,102,063
Sunstone Community Development District City of Groveland
Florida Special Assessment Bonds Series 2026 (NR/NR)
1,030,000 5.800
05/01/2056
1,034,172
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-2 (NR/NR)
1,605,000 4.000
05/01/2038
1,546,645
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
715,000 3.375
05/01/2041
623,711
Tapestry Community Development District Special Assessment RB
Series 2016 (NR/NR)
1,110,000 4.800
05/01/2036
1,110,402
1,715,000 5.000
05/01/2046
1,715,326
Tern Bay Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
4,850,000 4.000
06/15/2042
4,463,962
Terreno Community Development District Collier County, Florida
Special Assessment Bonds Series 2025 (NR/NR)
840,000 5.400
05/01/2045
871,701
900,000 5.650
05/01/2055
914,653
Terreno Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
900,000 5.250
05/01/2053
913,280
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
2,050,000 3.300
12/15/2041
1,761,992
Timber Creek Southwest Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,000,000 4.000
06/15/2040
962,183
Tison’s Landing Community Development District Special
Assessment RB Refunding & Improvement Bonds Senior
Series 2016 A-1 (NR/A+)
1,345,000 3.600
05/01/2037
1,296,852
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 A-2
(NR/NR)
275,000 5.625
(c)
05/01/2040
281,170
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 B-2
(NR/NR)
300,000 5.125
05/01/2039
303,787
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
1,155,000 4.250
05/01/2037
1,160,777
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 C (NR/NR)
8,310,000 4.400
(c)
05/01/2040
8,271,336
Toscana Isles Community Development District Special
Assessment RB Series 2014 (NR/NR)
100,000 5.750
11/01/2027
101,768
1,955,000 6.250
11/01/2044
2,004,131

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Toscana Isles Community Development District Special
Assessment RB Series 2018 (NR/NR)
$ 2,645,000 5.375%
11/01/2039
$ 2,785,098
5,390,000 5.500
11/01/2049
5,552,694
Touchstone Community Development District Special Assessment
Bonds Series 2018 (NR/NR)
1,560,000 4.625
(c)
06/15/2038
1,566,846
2,440,000 4.750
(c)
06/15/2048
2,394,936
Touchstone Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
550,000 4.000
12/15/2040
515,043
1,285,000 4.125
12/15/2049
1,118,992
Towne Park Community Development District Special Assessment
Area 3B Project Series 2019 (NR/NR)
1,085,000 4.625
05/01/2050
1,033,153
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
525,000 3.625
(c)
05/01/2040
488,063
1,000,000 4.000
(c)
05/01/2051
884,872
Towns at Woodsdale Community Development District
925,000 6.375
(c)
11/01/2053
977,954
Tradition Community Development District No. 9 Port St. Lucie,
Florida Special Assessment Bonds Series 2025 (NR/NR)
1,000,000 5.650
05/01/2056
1,011,256
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
1,725,000 3.000
05/01/2041
1,430,687
1,300,000 4.000
05/01/2052
1,065,975
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
875,000 3.750
(c)
05/01/2040
783,281
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
700,000 3.500
11/01/2041
617,433
Triple Creek Community Development District Special Assessment
Series 2017 A (NR/NR)
400,000 5.250
11/01/2027
404,661
2,735,000 6.125
11/01/2046
2,857,496
Triple Creek Community Development District Special Assessment
Series 2018 A (NR/NR)
640,000 4.700
(c)
11/01/2029
650,006
1,525,000 5.125
(c)
11/01/2038
1,572,032
Triple Creek Community Development District Special Assessment
Series 2019 A (NR/NR)
1,000,000 4.625
05/01/2039
1,005,685
1,990,000 4.750
05/01/2050
1,913,298
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2017 (NR/NR)
4,625,000 4.750
(c)
11/01/2048
4,515,620
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000 5.000
11/01/2039
1,224,030
1,850,000 5.125
11/01/2049
1,860,396
TSR Community Development District Special Assessment RB for
2016 Project Series 2016 (NR/NR)
3,160,000 4.625
11/01/2037
3,162,769
2,790,000 4.750
11/01/2047
2,741,986
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
TSR Community Development District Special Assessment RB for
Village 4 Project Series 2015 A (NR/NR)
$ 2,420,000 5.625%
11/01/2045
$ 2,472,138
Tuckers Pointe Community Development District Charlotte County
Florida Special Assessment Refunding and RB Series 2026
(NR/NR)
1,950,000 5.450
05/01/2046
2,001,732
2,075,000 5.800
05/01/2053
2,126,478
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
1,400,000 4.000
05/01/2052
1,181,053
Turnbull Creek Community Development District Senior Special
Assessment Refunding Series 2015 A-1 (NR/A)
2,220,000 4.375
05/01/2035
2,220,263
Twisted Oaks Pointe Community Development District City of
Wildwood Florida Special Assessment Bonds Series 2024
Assessment Area Three Project (NR/NR)
1,145,000 6.000
05/01/2055
1,190,945
Twisted Oaks Pointe Community Development District City of
Wildwood Florida Special Assessment Bonds Series 2026
(NR/NR)
1,000,000 5.875
05/01/2056
1,015,480
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area One Project (NR/NR)
575,000 5.375
05/01/2043
602,610
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
675,000 5.875
05/01/2043
722,948
650,000 6.125
05/01/2054
677,976
Twisted Oaks Pointe Community Development District Special
Assessment Bonds for Assessment Area One Series 2023
(NR/NR)
750,000 5.625
05/01/2053
765,861
Two Creeks Community Development District RB Refunding
for Capital Improvement Subordinate Lien Series 2016 A-2
(NR/NR)
615,000 4.750
05/01/2037
615,100
Two Lakes Community Development District Special Assessment
Bonds Series 2024 (Tax-Exempt) (NR/BBB)
1,000,000 5.000
05/01/2044
1,030,751
Two Lakes Community Development District Special Assessment
Expansion Area Series 2019 (NR/NR)
2,320,000 3.750
12/15/2039
2,157,805
Two Lakes Community Development District Special Assessment
Series 2017 (NR/NR)
1,000,000 5.000
(c)
12/15/2032
1,046,694
1,705,000 5.000
(c)
12/15/2037
1,774,024
5,330,000 5.000
(c)
12/15/2047
5,391,494
Two Rivers East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
3,190,000 5.875
05/01/2053
3,271,469
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,850,000 5.250
05/01/2052
1,869,752
Two Rivers Two Rivers West Community Development District
Special Assessment Bonds Series 2023 (NR/NR)
2,000,000 6.125
11/01/2053
2,080,893

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 Series 2024
Project (NR/NR)
$ 1,375,000 5.875%
05/01/2054
$ 1,406,214
Two Rivers West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,595,000 6.000
05/01/2043
1,705,416
2,540,000 6.250
05/01/2053
2,654,227
Union Park East Community Development District Capital
Improvement RB for Assessment Area One Series 2017 A-1
(NR/NR)
2,410,000 5.500
(c)
11/01/2047
2,448,231
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
2,800,000 3.375
05/01/2045
2,456,137
Varrea South Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,375,000 5.400
05/01/2053
1,405,508
Varrea South Community Development District City of Plant City
Florida Capital Improvement  RB, Series 2025 (NR/NR)
1,270,000 5.875
(c)
05/01/2055
1,316,069
V-Dana Community Development District Lee County Florida
Special Assessment Bonds Series 2025 (NR/NR)
870,000 5.375
05/01/2045
896,247
1,200,000 5.550
05/01/2055
1,211,202
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
790,000 5.250
05/01/2043
824,548
V-Dana Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
1,680,000 5.500
05/01/2054
1,712,142
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2020 (NR/NR)
1,400,000 4.000
(c)
05/01/2051
1,142,199
Venetian Parc Community Development District Special
Assessment Area One Project Series 2013 (NR/NR)
135,000 6.000
11/01/2027
137,721
2,045,000 6.500
11/01/2043
2,154,771
Ventana Community Development District Special Assessment RB
Series 2018 (NR/NR)
4,655,000 5.125
(c)
05/01/2049
4,591,999
Veranda Community Development District II Special Assessment
Area 1 Gardens East Project Series 2018 A (NR/NR)
600,000 5.000
11/01/2039
612,201
1,020,000 5.125
11/01/2049
1,025,732
Veranda Community Development District II Special Assessment
Area 2 Preserve West Project Series 2018 A (NR/NR)
950,000 5.000
11/01/2039
969,319
1,550,000 5.125
11/01/2049
1,559,657
Veranda Community Development District II Special Assessment
Refunding for Veranda Estates Project Series 2021 (NR/NR)
245,000 3.600
(c)
05/01/2041
225,983
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
485,000 3.600
(c)
05/01/2041
447,709
780,000 4.000
(c)
05/01/2051
666,852
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Veranda Community Development District Special Assessment
Area Five Phase 2 Veranda Estates Project RB Refunding
Series 2024 (NR/NR)
$ 520,000 5.375%
05/01/2044
$ 541,612
240,000 5.625
05/01/2054
243,656
Veranda Community Development District Special Assessment
Area Five Phase 3 Preserve East Project RB Refunding Series
2024 (NR/NR)
1,590,000 5.125
05/01/2044
1,652,474
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
900,000 5.500
06/15/2053
923,337
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
1,700,000 4.125
05/01/2034
1,679,682
1,000,000 4.250
05/01/2037
969,553
Verano #1 Community Development District Senior Special
Assessment Refunding for Community Infrastructure Project
Series 2017 A-1 (NR/BBB+)
2,935,000 4.000
(c)
05/01/2037
2,889,164
Verano #1 Community Development District Special Assessment
Bonds for District #1 Project Series 2015 (NR/NR)
735,000 5.125
11/01/2035
756,125
990,000 5.250
11/01/2046
1,005,593
Verano #2 Community Development District City of Port St. Lucie
Florida Special Assessment Bonds Series 2024 (NR/NR)
875,000 5.500
05/01/2044
911,479
1,910,000 5.800
05/01/2054
1,956,546
Verano #2 Community Development District Special Assessment
Bonds for Assessment Area – Pod D7 Project Area Series 2024
(NR/NR)
575,000 5.350
05/01/2044
592,379
735,000 5.625
05/01/2055
744,716
Verano #4 Community Development District City of Port St. Lucie
Florida Special Assessment Bonds, Series 2025 (NR/NR)
915,000 6.000
05/01/2055
948,343
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 6.625
11/01/2052
1,061,843
Verano Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
500,000 5.375
05/01/2043
524,907
800,000 5.625
05/01/2053
820,611
Verano No. 2 Community Development District Special
Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000 4.000
05/01/2040
251,849
1,700,000 4.000
05/01/2050
1,464,932
Verano No. 2 Community Development District Special
Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000 4.000
05/01/2040
351,638
2,015,000 4.000
05/01/2050
1,733,859
Verano No. 2 Community Development District Special
Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000 4.000
05/01/2040
251,849
1,740,000 4.000
05/01/2050
1,497,228
Vida's Way Community Development District Special Assessment
Bonds for Assessment Area One Series 2024 (NR/NR)
1,080,000 4.875
05/01/2044
1,078,941

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Vida’s Way Community Development District Special
Assessment Bonds for Assessment Area One Series 2024
(NR/NR) – (continued)
$ 1,750,000 5.200%
05/01/2054
$ 1,691,741
Viera Stewardship District Special Assessment RB Series 2023
(NR/NR)
1,000,000 5.300
05/01/2043
1,046,045
2,735,000 5.500
05/01/2054
2,768,487
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
870,000 3.750
05/01/2037
822,395
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
4,035,000 3.250
(c)
05/01/2040
3,614,169
8,965,000 3.500
(c)
05/01/2051
7,098,693
Village Community Development District No. 15 Special
Assessment RB Series 2023 (NR/NR)
1,950,000 5.000
(c)
05/01/2043
2,011,599
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
1,150,000 5.250
05/01/2053
1,164,818
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
1,100,000 4.000
05/01/2052
933,575
Villamar Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,350,000 4.875
05/01/2050
1,315,757
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
555,000 3.750
05/01/2040
521,468
1,000,000 4.000
05/01/2051
832,698
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
570,000 5.500
05/01/2044
597,168
1,000,000 5.750
05/01/2054
1,021,852
Vivid Shores Community Development District Lee County Florida
Special Assessment Bonds Series 2025 (NR/NR)
2,260,000 5.625
05/01/2056
2,283,391
Vizcaya In Kendall Community Development District Special
Assessment Bonds Series 2016 (NR/BBB)
1,000,000 4.000
11/01/2036
979,030
1,300,000 4.125
11/01/2046
1,165,968
Waterford Community Development District Capital Improvement
RB Series 2023 (NR/NR)
430,000 5.375
05/01/2043
451,162
535,000 5.600
05/01/2053
552,996
Waterford Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
620,000 5.450
05/01/2054
618,820
Waterford Community Development District Hernando County
Florida Capital Improvement RB Series 2025 (NR/NR)
1,500,000 6.250
05/01/2056
1,561,545
Watergrass Community Development District II Special
Assessment Bonds Series 2018 (NR/NR)
4,040,000 5.250
05/01/2049
4,062,348
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Waters Edge Community Development District Pasco County
Capital Improvement RB Refunding Senior Lien Series 2015
A-1 (NR/A)
$ 3,230,000 4.200%
05/01/2036
$ 3,179,751
Waterset Central Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,640,000 5.125
(c)
11/01/2038
1,668,274
2,800,000 5.250
(c)
11/01/2049
2,820,072
Waterset South Community Development District, Hillsborough
County, Florida Special Assessment RB Series 2026
Assessment Area (NR/NR)
1,275,000 5.650
05/01/2056
1,300,304
Wellness Ridge Community Development District Special
Assessment Bonds for Assessment Area Two Series 2024
(NR/NR)
775,000 5.000
(c)
06/15/2044
794,018
1,000,000 5.200
(c)
06/15/2055
1,000,927
Wellness Ridge Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,315,000 5.125
06/15/2043
1,367,892
1,210,000 5.375
06/15/2053
1,231,887
Wellness Ridge Community Development District, Lake County,
Florida Special Assessment Bonds Series 2026 Assessment
Area Three (NR/NR)
900,000 5.625
06/15/2056
915,566
Wesbridge Community Development District Special Assessment
Series 2019 (NR/NR)
1,215,000 4.250
11/01/2049
1,092,137
West Hillcrest Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,150,000 5.500
06/15/2053
1,183,214
West Lake Community Development District Hillsborough County
Florida Special Assessment Bonds Series 2025 (NR/NR)
1,000,000 5.500
06/15/2055
1,009,074
West Port Community Development District Special Assessment
Area Two Series 2020 (NR/NR)
570,000 3.625
(c)
05/01/2041
508,477
1,650,000 4.000
(c)
05/01/2051
1,404,614
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
550,000 5.250
05/01/2052
552,837
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
1,445,000 3.400
05/01/2041
1,255,861
West Port East Community Development District Charlotte County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
650,000 6.000
(c)
05/01/2055
671,290
West Villages Improvement District Capital Improvement
RB for Unit of Development No. 10 Series 2024
(Assessment Area One) (NR/NR)
1,145,000 5.625
05/01/2054
1,155,885
West Villages Improvement District City of North Port Florida
Capital Improvement RB Unit of Development No. 10 Series
2025 (NR/NR)
1,000,000 5.500
05/01/2055
1,001,086
West Villages Improvement District City of North Port Florida
Capital Improvement RB Unit Of Development No. 12 Series
2026 (NR/NR)
1,000,000 5.650
05/01/2056
1,008,772

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District City of North Port Florida
Capital Improvement RB, Series 2025 (NR/NR)
$ 1,560,000 6.000%
05/01/2055
$ 1,636,724
West Villages Improvement District City of North Port Florida
Special Assessment RB Unit of Development No. 7 Series
2025 (NR/NR)
350,000 5.500
(c)
05/01/2055
350,111
West Villages Improvement District Sarasota County Florida
Capital Improvement RB Unit of Development No. 11 Series
2025 (NR/NR)
2,250,000 4.750
05/01/2032
2,243,591
West Villages Improvement District Special Assessment RB for
Neighborhood Infrastructure Series 2022 (NR/NR)
595,000 5.375
05/01/2042
625,804
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
850,000 5.375
05/01/2043
889,798
2,260,000 5.625
05/01/2053
2,315,613
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
2,335,000 4.750
05/01/2039
2,343,620
3,785,000 5.000
05/01/2050
3,787,820
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2023 (NR/NR)
570,000 6.250
05/01/2054
606,068
Westside Community Development District Special Assessment RB
for Solara Phase 1 Assessment Area Series 2018 (NR/NR)
395,000 5.000
(c)
05/01/2038
401,287
600,000 5.200
(c)
05/01/2048
604,349
Westside Community Development District Special Assessment RB
for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000 4.625
05/01/2039
994,581
1,590,000 4.850
05/01/2049
1,562,602
Westside Community Development District Special Assessment RB
Refunding Series 2019 (NR/NR)
800,000 4.100
(c)
05/01/2037
785,571
795,000 4.125
(c)
05/01/2038
774,470
Westside Community Development District Special Assessment RB
Series 2019 (NR/NR)
1,200,000 5.000
05/01/2039
1,221,240
2,000,000 5.200
05/01/2050
2,011,936
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
1,630,000 5.750
05/01/2044
1,708,013
2,025,000 6.000
05/01/2054
2,085,596
Westside Haines City Community Development District, Polk
County, Florida Special Assessment Bonds Series 2026
Assessment Area Three Project (NR/NR)
1,875,000 5.625
05/01/2056
1,885,911
Westview North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,150,000 6.000
06/15/2052
1,202,575
Westview South Community Development District Counties of
Osceola and Polk Florida Special Assessment Bonds Series
2025 (NR/NR)
2,750,000 6.200
(c)
05/01/2055
2,871,574
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Westview South Community Development District Special
Assessment Bonds for Assessment Area One, Series 2023
(NR/NR)
$ 710,000 5.375%
05/01/2043
$ 737,753
2,215,000 5.600
05/01/2053
2,244,745
1,410,000 5.625
05/01/2053
1,430,124
Westview South Community Development District Special
Assessment Bonds for Assessment Area Two, Series 2023
(NR/NR)
595,000 5.375
05/01/2043
611,257
Westwood of Pasco Community Development District Capital
Improvement RB, Series 2023 (NR/NR)
775,000 5.625
05/01/2053
794,967
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
830,000 5.500
05/01/2053
854,134
Whispering Pines Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
420,000 5.200
05/01/2044
439,972
490,000 5.500
05/01/2054
503,993
Willowbrook Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2024
Assessment Area One Project (NR/NR)
890,000 5.900
05/01/2055
900,229
Willowbrook Community Development District Special
Assessment Bonds Series 2025 (NR/NR)
1,000,000 5.650
(c)
05/01/2045
1,036,738
1,250,000 5.875
(c)
05/01/2056
1,271,315
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
1,100,000 5.750
05/01/2052
1,140,366
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
1,170,000 4.000
05/01/2052
959,378
Wind Meadows South Community Development District Special
Assessment Bonds for Assessment Area Two Series 2023
(NR/NR)
1,105,000 5.625
05/01/2053
1,134,748
Winding Cypress Community Development District Phase 3
Assessment Area Special Assessment Bonds Series 2019
(NR/NR)
955,000 5.000
11/01/2049
956,740
Winding Cypress Community Development District Special
Assessment Phase 1 and Phase 2 Assessment Area Series 2015
(NR/NR)
1,770,000 5.000
11/01/2045
1,772,120
Winding Oaks Community Development District Special
Assessment Bonds for Assessment Area One Series 2024
(NR/NR)
700,000 5.400
05/01/2044
720,150
1,115,000 5.700
05/01/2055
1,123,394
Windsor Cay Community Development District Lake County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000 5.450
05/01/2044
1,057,147
1,000,000 5.750
05/01/2054
1,041,937
Windsor Cay Community Development District Lake County
Florida Special Assessment Bonds Series 2025 (NR/NR)
1,075,000 5.500
(c)
05/01/2055
1,077,788

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Windward Community Development District Special Assessment
Series 2020 A-1 (NR/NR)
$ 765,000 4.250%
05/01/2040
$ 741,982
Windward Preserve Community Development District City of
Cocoa Florida Capital Improvement RB Series 2025 (NR/NR)
920,000 6.000
05/01/2056
959,542
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
1,580,000 3.700
05/01/2040
1,462,378
3,450,000 3.875
05/01/2050
2,930,379
Woodcreek Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
Two (NR/NR)
795,000 5.500
05/01/2055
786,489
Woodland Crossing Community Development District Sumter
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
1,000,000 5.875
(c)
05/01/2045
1,049,536
1,800,000 6.125
(c)
05/01/2056
1,855,333
Woodland Preserve Community Development District Manatee
County Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
530,000 5.300
(c)
05/01/2045
544,701
750,000 5.500
(c)
05/01/2055
754,919
Woodland Ranch Estates Community Development District Town
of Dundee Florida Special Assessment Bonds Series 2025
(NR/NR)
500,000 5.550
05/01/2045
516,225
620,000 5.750
05/01/2055
627,026
Woodlands Section 9 Community Development District, Broward
County, Florida Special Assessment Bonds Series 2026
(NR/NR)
600,000 4.250
05/01/2031
593,793
940,000 4.500
05/01/2036
925,013
2,075,000 5.700
05/01/2046
2,108,335
3,250,000 6.000
05/01/2056
3,286,652
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
530,000 3.375
05/01/2041
478,117
1,918,916,489
Georgia - 1.7%
Atlanta Development Authority RB for New Downtown Atlanta
Stadium Project Senior Lien Series 2015 B (A1/A+)
1,000,000 4.000
07/01/2040
1,000,063
Cherokee County Water and Sewerage Authority Georgia Water
and Sewerage RB, Series 2023 (Aa1/AA)
1,200,000 4.000
08/01/2053
1,143,769
Columbia County Hospital Authority Revenue Anticipation
Certificates, (Wellstar Health System, Inc. Project) Series
2023A (A1/A+)
1,495,000 5.125
04/01/2053
1,540,849
Coweta County Water and Sewerage Authority RB Series 2024
(NR/AA+)
1,865,000 5.000
06/01/2054
1,947,213
Development Authority of Dekalb County RB for The Globe
Academy, Inc., Project Series 2024A (Baa2/NR)
300,000 5.000
06/01/2050
292,852
480,000 5.000
06/01/2055
459,857
2,635,000 5.000
06/01/2063
2,464,473
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Development Authority of Lagrange Revenue
Refunding and Improvement Bonds, Series 2021A
(Lagrange College Project) (NR/NR)
$ 2,735,000 5.000%
10/15/2052
$ 2,348,364
Gainesville & Hall County Development Authority RB Refunding
for Riverside Military Academy Series 2017 (NR/NR)
900,000 5.125 *
03/01/2052
315,000
George L Smith II Congress Center Authority RB for Convention
Center Hotel Second Tier Series 2021B (NR/NR)
18,210,000 5.000
(c)
01/01/2054
17,898,736
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
14,730,000 4.000
01/01/2054
12,587,623
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/NR)
3,690,000 3.625
(c)
01/01/2031
3,583,804
1,340,000 5.000
(c)
01/01/2036
1,365,597
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
7,000,000 5.000
(a)(b)
07/01/2053
7,386,693
Main Street Natural Gas Inc. Gas Supply RB Series 2025A
(Aa2/NR)
1,500,000 5.000
(a)(b)
06/01/2055
1,620,565
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
7,235,000 5.000
(a)(b)
12/01/2053
7,722,078
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C
(Aa1/NR)
500,000 5.000
(a)(b)
09/01/2053
531,818
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A
(A1/NR)
3,300,000 5.000
05/15/2043
3,356,544
27,350,000 5.000
05/15/2049
28,413,797
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B
(A3/NR)
33,000,000 5.000
(a)(b)
12/01/2055
35,081,237
Main Street Natural Gas, Inc. Gas Supply RB, Series 2022B
(A3/NR)
25,000,000 5.000
(a)(b)
12/01/2052
26,084,103
Municipal Electric Authority of Georgia Plant Vogtle Project J
Bonds Series 2019A (A2/A)
5,000,000 5.000
01/01/2059
5,019,113
Savannah-Georgia Convention Center Authority Convention Center
Hotel First Tier RB Series 2025A (NR/BBB-)
11,145,000 5.250
06/01/2061
11,218,835
Savannah-Georgia Convention Center Authority Convention Center
Hotel Second Tier RB Series 2025B (NR/NR)
8,865,000 6.250
(c)
06/01/2061
9,104,564
The Atlanta Development Authority Convertible Capital
Appreciation Economic Development Certificates for Gulch
Enterprise Zone Project Series 2024-1 (NR/NR)
37,800,000 0.000
(c)(g)
12/15/2048
34,896,363
The Atlanta Development Authority Senior RB Westside Gulch
Area Project Series 2024A-2 (NR/NR)
17,875,000 5.500
(c)
04/01/2039
18,395,534
235,779,444

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam - 0.1%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (AMT) (Baa2/NR)
$ 610,000 5.125%
10/01/2034
$ 656,041
220,000 5.250
10/01/2035
237,888
510,000 5.250
10/01/2036
549,583
300,000 5.375
10/01/2040
320,151
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (AMT) (Baa2/NR)
975,000 5.375
10/01/2043
1,028,348
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/BB-)
7,680,000 5.000
02/01/2040
7,744,143
Guam Government Limited Obligation RB Section 30 Series 2016
A (NR/BB+)
500,000 5.000
12/01/2031
501,794
Guam Government Limited Obligation Section 30 Bond Series
2016A (NR/BB+)
3,000,000 5.000
12/01/2046
2,989,099
Guam Waterworks Authority RB for Water & Wastewater System
Series 2020 A (Baa2/A-)
1,540,000 5.000
01/01/2050
1,580,224
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
5,000,000 5.000
01/01/2046
5,001,980
20,609,251
Hawaii - 0.3%
Department of Budget and Finance of The State of Hawaii Special
Purpose Refunding RB Hawai'I Pacific University Project
Series 2024 (NR/BB)
2,750,000 5.000
(c)
07/01/2039
2,737,134
2,750,000 5.125
(c)
07/01/2043
2,712,390
Hawaii State Department of Budget & Finance for Hawaii Pacific
Health Obligated Group Special Purpose RB Series 2023C
(A1/NR)
8,715,000 4.000
07/01/2047
8,502,570
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2017 B (Ba1/NR)
1,200,000 4.000
03/01/2037
1,190,589
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba1/NR)
15,765,000 3.200
07/01/2039
13,951,062
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba1/NR)
945,000 3.500
10/01/2049
793,565
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
2,450,000 5.000
05/15/2044
2,479,438
State of Hawaii Airports System RB Series 2022A (Aa3/AA-)
2,750,000 5.000
07/01/2047
2,829,866
State of Hawaii Department of Budget and Finance Pacific
University Special Purpose Revenue Refunding Bonds Series
2018 (NR/NR)
12,500,000 6.000
(c)
07/01/2028
12,693,155
47,889,769
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Idaho - 0.0%
Avimor Community Infrastructure District No. 1 in The City of
Eagle Idaho in The Counties of Ada Boise and Gem Idaho
Special Assessment Bonds Series 2024 (NR/NR)
$ 1,438,000 5.875%
(c)
09/01/2053
$ 1,476,855
a a
Illinois - 6.7%
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle
Green Mount Redevelopment Project Series 2021B (NR/NR)
600,000 3.750
07/01/2041
603,366
Board o fEducation of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025B
(NR/BB+)
10,000,000 5.500
12/01/2034
10,785,984
Board of Education of The City of Chicago Dedicated Capital
Improvement Series 2017 (NR/NR)
1,725,000 5.000
04/01/2046
1,719,918
Board of Education of The City of Chicago Unlimited Tax GO
Bonds Dedicated Revenues Series 2025A (NR/BB+)
5,150,000 5.750
12/01/2050
5,243,591
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
14,830,000 5.000
12/01/2042
14,407,441
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
8,815,000 5.000
12/01/2047
8,259,617
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2023A (NR/BB+)
4,575,000 6.000
12/01/2049
4,735,375
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
3,190,000 5.000
12/01/2034
3,201,838
7,600,000 5.000
12/01/2044
7,354,074
Board of Education ofThe City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025B
(NR/BB+)
3,000,000 6.000
12/01/2044
3,209,855
Board of Education ofThe City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025C
(NR/BB+)
7,000,000 5.500
12/01/2045
7,141,856
Chicago Ill Go Reference Bonds 2015 C (NR/BBB)
7,910,000 5.000
01/01/2038
7,910,002
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2016 (NR/NR)
16,000,000 6.000
04/01/2046
16,191,096
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
9,310,000 0.000
(e)
12/01/2029
8,230,366
6,345,000 0.000
(e)
12/01/2030
5,390,986
Chicago Illinois Board of Education GO Bonds Capital
Appreciation Series 2009 C (Baa3/BBB)
160,000 0.000
(e)
01/01/2031
135,314
Chicago Illinois Board of Education GO Bonds Series 2017 A
(NR/BB+)
5,500,000 7.000
(c)
12/01/2046
5,629,568
Chicago Illinois Board of Education GO Refunding Bonds
Capital Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
23,595,000 0.000
(e)
12/01/2031
19,224,574

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Refunding Bonds Series
2005 A (AMBAC) (Ba1/BB+)
$ 3,000,000 5.500%
12/01/2028
$ 3,105,973
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Dedicated Alternate Revenues Series 2015 C (NR/BB+)
6,825,000 5.250
12/01/2035
6,816,086
11,410,000 5.250
12/01/2039
11,365,252
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2005 A
(AMBAC) (Ba1/BB+)
2,300,000 5.500
12/01/2030
2,429,935
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
9,805,000 6.038
12/01/2029
9,654,315
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2012 B (Ba1/BB+)
11,675,000 4.000
12/01/2035
11,052,434
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
61,035,000 6.500
12/01/2046
61,329,421
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2017H (NR/BB+)
19,760,000 5.000
12/01/2046
18,746,097
Chicago Illinois Capital Appreciation Refunding & Project Series
2009 C (Baa3/BBB)
11,415,000 0.000
(e)
01/01/2032
9,253,691
Chicago Illinois O’Hare International Airport RB General Airport
Senior Lien Series 2017D (AMT) (NR/A+)
255,000 5.000
01/01/2047
255,744
Chicago Illinois Wastewater Transmission RB Second Lien Series
2017 A (AGM) (NR/AA)
5,460,000 4.000
01/01/2052
4,814,477
Chicago Park District GO Bonds Limited Tax Series 2018 A
(NR/AA-)
2,585,000 4.000
01/01/2041
2,517,709
Chicago Transit Authority Second Lien Sales Tax Receipts Revenue
Project and Refunding Bonds Series 2026A (NR/A+)
6,000,000 5.500
12/01/2056
6,400,069
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
6,850,000 5.750
04/01/2048
7,204,906
City of Chicago Board of Education UT GO Bonds for Dedicated
Revenues Series 2018D (NR/BB+)
24,370,000 5.000
12/01/2046
23,090,748
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
26,470,000 5.000
12/01/2046
25,080,513
City of Chicago Board of Education UT GO Bonds Series 2022A
(NR/BB+)
4,700,000 4.000
12/01/2047
3,863,239
City of Chicago Board of Education UT GO Refunding Bonds
Series 2017H (NR/BB+)
3,000,000 5.000
12/01/2036
3,008,265
City of Chicago Chicago O'Hare International Airport General
Airport Senior Lien  RB, Series 2024A (AMT) (NR/A+)
15,000,000 5.500
01/01/2059
15,667,956
City of Chicago GO Bonds Series 2019A (NR/BBB)
14,490,000 5.500
01/01/2049
14,567,143
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago GO Bonds Series 2021B (NR/BBB)
$ 2,383,000 4.000%
01/01/2049
$ 1,903,860
City of Chicago GO Bonds Series 2024A (NR/BBB)
2,780,000 5.250
01/01/2045
2,798,808
City of Chicago GO Bonds, 2025 Series A (NR/BBB)
11,500,000 6.000
01/01/2050
12,114,722
City of Chicago GO Bonds, Series 2025C (NR/BBB)
2,725,000 6.000
01/01/2043
2,985,705
City of Chicago GO Bonds, Series 2025E (NR/BBB)
1,250,000 6.000
01/01/2042
1,374,921
City of Chicago IL GO Bonds  Series 2019 (NR/BBB)
2,500,000 5.000
01/01/2044
2,498,027
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (NR/A+)
1,165,000 5.250
01/01/2053
1,185,930
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
24,770,000 5.500
01/01/2053
25,604,583
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2017D (NR/A+)
7,450,000 5.000
01/01/2052
7,463,136
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
2,400,000 4.500
01/01/2048
2,370,791
3,405,000 5.500
01/01/2055
3,524,930
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2024A (AMT) (NR/A+)
3,000,000 5.500
01/01/2053
3,142,251
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue and RR Bonds Series 2018A
(AMT) (NR/A+)
10,670,000 5.000
01/01/2048
10,729,778
500,000 5.000
01/01/2053
501,847
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2018A
(BAM) (NR/AA)
2,500,000 4.000
01/01/2043
2,381,596
City of Marion Williamson County Illinois Sales Tax RB Star Bond
District Project Area No. 1 Series 2025 (NR/NR)
4,190,000 6.375
06/01/2045
4,300,423
13,725,000 6.625
06/01/2055
13,991,430
Community Consolidated School District Number 34 Lake County
Illinois Antioch GO School Bonds Alternate Revenue Source,
Series 2025C (NR/AA)
9,745,000 5.000
01/01/2050
10,078,710
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for
Richland Trails Project Series 2007-1 (NR/NR)
1,606,000 5.800
03/01/2037
1,341,375
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
2,500,000 4.000
11/15/2047
2,319,624
Du Page County Special Service Area No. 31 Special Tax for
Monarch Landing Project Series 2006 (NR/NR)
863,000 5.625
03/01/2036
863,486
Eastern Illinois Economic Development Authority Business District
RB for Remington Road & I-57 Business District Series 2023
(NR/NR)
4,875,000 6.000
05/01/2046
4,937,367

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Eastern Illinois Economic Development Authority Special
Obligation RB Remington Road & I-57 Economic
Development Project Series 2025 (NR/NR)
$ 22,500,000 7.000%
02/15/2056
$ 22,456,213
Illinois Finance Authority RB for Clark-Lindsey Series 2022A
(NR/NR)
950,000 5.375
06/01/2042
959,779
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
4,000,000 5.625
(c)
08/01/2053
4,129,759
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
1,200,000 5.000
03/01/2047
1,130,143
1,050,000 5.000
03/01/2052
950,242
Illinois Finance Authority RB for Lake Forest College Series
2022A (NR/BBB)
2,250,000 5.500
10/01/2047
2,300,688
1,925,000 5.250
10/01/2052
1,908,799
Illinois Finance Authority RB for Plymouth Place Series 2022A
(NR/NR)
1,750,000 6.625
05/15/2052
1,858,735
3,700,000 6.750
05/15/2058
3,924,860
Illinois Finance Authority RB for Roosevelt University Series 2007
(B2/NR)
2,950,000 5.500
04/01/2032
2,951,159
14,320,000 5.500
04/01/2037
14,320,308
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
11,275,000 6.125
(c)
04/01/2049
11,325,342
Illinois Finance Authority RB for Roosevelt University Series
2019A (NR/NR)
28,645,000 6.125
(c)
04/01/2058
28,675,862
Illinois Finance Authority RB for University of Illinois Series 2020
(NR/BBB+)
1,000,000 4.000
10/01/2040
970,862
950,000 4.000
10/01/2050
828,922
Illinois Finance Authority RB Illinois Institute of Technology Series
2025 RB Series 2025A (NR/BB+)
9,725,000 5.875
(c)
09/01/2046
9,741,535
Illinois Finance Authority RB Refunding for Franciscan
Communities Project Series 2017 A (NR/NR)
340,000 4.000
05/15/2027
340,603
2,825,000 5.000
05/15/2037
2,844,675
1,055,000 5.000
05/15/2047
1,055,211
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
1,500,000 4.000
09/01/2035
1,353,536
2,000,000 4.000
09/01/2037
1,779,731
2,000,000 4.000
09/01/2039
1,744,905
1,500,000 4.000
09/01/2041
1,293,459
Illinois Finance Authority RB Refunding for Illinois Wesleyan
University Series 2016 (Baa3/A-)
500,000 5.000
09/01/2036
501,054
3,470,000 5.000
09/01/2046
3,471,153
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
950,000 5.000
05/15/2051
882,588
765,000 5.000
05/15/2056
699,228
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Series 2018B (NR/NR)
$ 2,775,000 6.125%
(c)
04/01/2058
$ 2,775,215
Illinois Finance Authority RB Series 2021 (NR/BB+)
2,125,000 4.000
(c)
10/01/2042
1,909,550
Illinois Finance Authority RB Series 2022A (NR/NR)
13,050,000 5.500
06/01/2057
12,513,692
Illinois Finance Authority RB Series 2025 (Ba2/NR)
2,500,000 6.000
(c)
10/01/2050
2,521,984
Illinois Finance Authority RB Series 2025 Rosalind Franklin
University Woodlands Apartment Project (NR/NR)
16,000,000 5.250
(c)
08/01/2035
16,750,224
Illinois Finance Authority RB Series 2026 (NR/A+)
7,000,000 5.500
04/01/2056
7,434,694
Illinois Finance Authority RB, Columbia College Chicago, Series
2019 (NR/BB+)
4,325,000 5.000
12/01/2049
3,678,416
Illinois Finance Authority Revenue Project and Refunding Bonds
Series 2025A (NR/BB)
1,000,000 6.000
(c)
10/01/2045
1,034,330
Illinois Finance Authority Revenue Project and Refunding Bonds,
Series 2025A (NR/BB)
1,150,000 6.125
(c)
10/01/2050
1,176,082
Illinois Finance Authority Revenue Refunding Bonds for The
Admiral at The Lake Project Series 2017 (NR/NR)
8,955,000 5.000
05/15/2033
8,966,273
Illinois Housing Development Authority RB 2025 Series A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
9,175,000 4.875
04/01/2050
9,311,073
Illinois State GO Bonds Series 2017 A (A2/A-)
9,500,000 5.000
12/01/2035
9,720,505
1,805,000 4.500
12/01/2041
1,807,623
4,730,000 5.000
12/01/2042
4,801,254
Illinois State GO Bonds Series 2017 D (A2/A-)
2,740,000 5.000
11/01/2028
2,822,174
Illinois State GO Bonds Series 2018 A (A2/A-)
5,280,000 5.000
05/01/2042
5,377,472
5,280,000 5.000
05/01/2043
5,369,165
Illinois State GO Bonds Series 2019 C (A2/A-)
1,500,000 4.000
11/01/2042
1,439,553
Illinois State GO Bonds Series 2020 (A2/A-)
1,575,000 5.500
05/01/2039
1,672,670
4,250,000 5.750
05/01/2045
4,491,156
Illinois State GO Bonds Series 2020 C (A2/A-)
1,975,000 4.250
10/01/2045
1,895,574
Lincolnshire Special Service Area No. 1 Special Tax for
Sedgebrook Project Series 2004 A (NR/NR)
1,267,000 6.250
03/01/2034
1,269,190
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion 2002 A (NATL) (Baa1/A)
3,665,000 0.000
(e)
12/15/2029
3,279,508
Metropolitan Pier & Exposition Auth Ill RB Mccormick Place
Expansion Project B (AGM-CR) (A1/AA)
2,935,000 0.000
(e)
12/15/2041
1,567,619
Metropolitan Pier & Exposition Authority Dedicated State
Tax RB for McCormick Place Expansion Series 2002A
(NATL) (Baa1/A)
11,900,000 0.000
(e)
06/15/2038
7,478,121

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority Ill Revenue Refunding
Bonds Mccormick Place Expansion Project 2017 B
(BAM-TCRS) (NR/AA)
$ 1,385,000 0.000%
(e)
12/15/2054
$ 361,006
Metropolitan Pier & Exposition Authority RB Capital
Appreciation for McCormick Place Expansion Series 2002 A
(NATL) (Baa1/A)
13,500,000 0.000
(e)
12/15/2032
10,828,463
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa1/A)
1,320,000 0.000
(e)
12/15/2031
1,099,391
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (ETM) (NATL) (NR/NR)
530,000 0.000
(e)
06/15/2030
469,592
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AGM) (A1/AA)
10,095,000 0.000
(e)
06/15/2044
4,739,195
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 A (NR/A)
75,530,000 0.000
(e)
12/15/2056
16,960,669
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
89,565,000 0.000
(e)
12/15/2054
22,392,629
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(AGM) (A1/AA)
2,980,000 0.000
(e)
12/15/2056
699,691
Metropolitan Pier and Exposition Authority Dedicated State Tax
RB Series 2002A (NATL) (Baa1/A)
2,200,000 0.000
(e)
12/15/2034
1,623,002
Metropolitan Pier and Exposition Authority Illinois
Mccormick Place Expansion Project Bonds Series 2015A
(AGM) (NR/AA)
5,900,000 0.000
(e)
12/15/2052
1,709,432
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
2,125,000 4.000
06/15/2052
1,872,150
Metropolitan Pier and Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 A
(AGM-CR) (A1/AA)
20,665,000 0.000
(e)
12/15/2056
4,852,051
North Lincoln Redevelopment Project Area Certificates of
Participation Evidencing Proportionate Interests in Payments
to be Made With Respect to A Tax Increment Allocation
Revenue Note District 1860 Development Project Tax-Exempt
Series B (NR/NR)
1,000,000 5.750
(c)
12/01/2043
1,027,513
Plano Special Service Area No. 5 Special Tax Bonds for Lakewood
Springs Club Series 2006 (NR/NR)
1,212,000 6.000
03/01/2036
1,154,814
Regional Transportation Authority Illinois GO Bonds Series 2016
A (Aa2/AA)
5,000,000 4.000
06/01/2046
4,619,072
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Southwestern Illinois Development Authority
Environmental Improvement RB Series 2012
(United States Steel Corporation Project) (Ba2/BB+)
$ 3,300,000 5.750%
08/01/2042
$ 3,303,577
State of Illinois GO Bonds Series 2017 A (A2/A-)
9,500,000 4.250
12/01/2040
9,414,500
State of Illinois GO Bonds Series 2017C (A2/A-)
10,000,000 5.000
11/01/2029
10,299,783
State of Illinois GO Bonds Series 2020C (A2/A-)
1,000,000 4.000
10/01/2041
965,850
State of Illinois GO Bonds Series 2021A (A2/A-)
5,910,000 4.000
03/01/2041
5,713,909
9,000,000 5.000
03/01/2046
9,207,850
State of Illinois GO Bonds Series 2022A (A2/A-)
3,000,000 5.500
03/01/2047
3,156,483
State of Illinois GO Bonds, Series of May 2024B (A2/A-)
7,400,000 5.250
05/01/2047
7,735,275
State of Illinois GO Refunding Bonds Series 2018A (A2/A-)
2,000,000 5.000
10/01/2028
2,095,946
State of Illinois GO Unlimited Bonds Series 2017 A (A2/A-)
2,750,000 4.000
12/01/2033
2,760,967
7,950,000 4.250
12/01/2037
7,966,397
State of Illinois Illinois GO Bonds, Series of September 2025F
(A2/A-)
28,225,000 5.250
09/01/2049
29,234,134
The County of Cook Illinois Multifamily Housing RB for Deerfield
Supportive Living Project Series 2024 (NR/NR)
3,000,000 6.500
01/01/2045
3,117,512
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (B1/NR)
3,170,000 5.750
(c)
03/01/2053
2,893,340
Upper Illinois River Valley Development Authority RB Refunding
for Prairie Crossing Charter School Series 2020 (NR/NR)
1,065,000 5.000
(c)
01/01/2045
1,036,450
1,800,000 5.000
(c)
01/01/2055
1,659,190
Village of Bellwood Cook County Illinois Tax Increment RB Series
2024 (NR/BBB)
2,525,000 5.000
12/01/2050
2,549,668
Village of Morton Grove Tax Increment Senior Lien RB for
Sawmill Station Redevelopment Project Series 2019 (NR/NR)
2,000,000 5.000
01/01/2039
2,000,222
Village of Romeoville RB Refunding for Lewis University Series
2018 B (NR/BBB)
540,000 4.125
10/01/2041
486,155
2,330,000 4.125
10/01/2046
2,001,950
Village of Schaumburg, Cook and Dupage Counties, Illinois
Certificates of Participation Evidencing Proportionate Interests
In Payments To Be Made With Respect To A Tax Increment
Revenue Note Series 2025 (NR/NR)
4,135,000 6.125
(c)
12/30/2038
4,184,998
919,667,388
Indiana - 0.4%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
10,405,000 5.000
(c)
01/01/2054
10,455,491
City of Valparaiso Indiana RB Series 2025A (Ba1/BB+)
2,700,000 6.250
(c)
10/01/2050
2,694,806

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
City of Valparaiso Indiana Taxable RB, Series 2025B (Ba1/BB+)
$ 4,800,000 9.500%
(c)
10/01/2035
$ 4,865,966
Indiana Finance Authority CHF - Tippecanoe, LLC - Student
Housing Project Student Housing RB Series 2023A
(NR/BBB-)
1,300,000 5.125
06/01/2058
1,289,764
Indiana Finance Authority Educational Facilities RB  Series 2026
(Baa1/NR)
900,000 5.250
10/01/2056
913,343
Indiana Finance Authority Educational Facilities RB for Marian
University, Inc. Series 2019 A (NR/BBB)
400,000 4.000
09/15/2049
335,449
Indiana Finance Authority Educational Facilities RB Series 2025A
(NR/NR)
1,000,000 6.125
(c)
10/15/2045
1,023,636
1,180,000 6.375
(c)
10/15/2055
1,197,696
1,145,000 6.375
(c)
10/15/2060
1,158,268
Indiana Finance Authority Midwestern Disaster Relief RB Series
2012A (Baa3/NR)
1,000,000 4.250
11/01/2030
1,032,265
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series
2020 A (Ba1/NR)
1,780,000 5.000
07/01/2055
1,621,696
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 B (Baa3/NR)
905,000 3.000
11/01/2030
889,387
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 C (Baa3/NR)
905,000 3.000
11/01/2030
889,387
Indiana Finance Authority Student Housing RB Prg Uindy
Properties Llc Series 2025 (NR/BB)
900,000 5.250
07/01/2045
890,791
Indiana Finance Authority Student Housing RB Prg Uindy
Properties LLC Series 2025 (NR/BB)
2,050,000 5.625
07/01/2050
2,036,841
2,200,000 5.250
07/01/2055
2,038,425
Indiana Finance Authority Student Housing RB Series 2023A
(NR/BBB-)
2,100,000 5.000
06/01/2053
2,069,233
5,500,000 5.375
06/01/2064
5,543,819
Indianapolis Airport Authority Special Facilities RB for United Air
Lines, Inc. Project Series 1995 A (NR/NR)
7,520,823 6.500 *
11/15/2031
1,128
The Indianapolis Local Public Improvement Bond Bank, Indiana
Convention Center Hotel Senior RB, Series 2023E (NR/BBB-)
2,750,000 6.000
03/01/2053
2,874,472
Town of Upland RB Refunding for Taylor University, Inc. Series
2021 (NR/A)
3,300,000 2.500
09/01/2050
1,999,017
Town of Whiteland Indiana Economic Development RB for Patch
Whiteland Project Phase II (NR/NR)
1,375,000 6.125
(c)
03/01/2049
1,403,937
Town of Whitestown Indiana Economic Development Revenue
and Refunding RB Series 2026 Bridle Oaks Mills on Main
Infrastructure Projects (NR/NR)
2,830,000 6.000
(c)
09/01/2050
2,863,019
50,087,836
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Iowa - 0.6%
Iowa Finance Authority Educational Facility RB Des Moines
Christian Schools Project Series 2026A (NR/BBB+)
$ 2,225,000 5.375%
(c)
07/01/2061
$ 2,193,456
Iowa Finance Authority Health Facilities RB Pella Regional Health
Center, Series 2025 (NR/NR)
1,535,000 5.500
12/01/2045
1,610,078
1,800,000 5.250
12/01/2050
1,812,616
2,250,000 5.750
12/01/2055
2,345,348
Iowa Finance Authority Midwestern Disaster Area RB Alcoa Inc.
Projects (Baa1/BBB+)
8,540,000 4.750
08/01/2042
8,542,804
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds for Iowa Fertilizer Company Project Series
2022 (#Aa1/AA+)
2,300,000 5.000
(a)(b)(f)
12/01/2032
2,599,639
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aa1/AA+)
15,800,000 5.000
(f)
12/01/2032
17,868,310
Iowa Finance Authority RB for Lifespace Communities, Inc.
Obligated Group Series 2019 A-1 (NR/NR)
2,050,000 4.000
05/15/2055
1,657,252
3,200,000 5.000
05/15/2055
3,057,153
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2016A (NR/NR)
6,855,000 5.000
05/15/2047
6,837,562
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
11,900,000 5.000
05/15/2043
11,934,630
5,735,000 5.000
05/15/2048
5,667,094
Iowa Finance Authority Senior Living Facility RB Presbyterian
Homes Mill Pond Project Series 2025 (NR/NR)
1,400,000 5.750
10/01/2055
1,444,573
5,225,000 5.875
10/01/2065
5,378,641
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/A-)
975,000 5.375
10/01/2052
991,405
Iowa Higher Education Loan Authority Private College Facility RB
University of Dubuque Project Series 2025 (NR/BBB-)
8,750,000 6.000
10/01/2055
9,202,598
83,143,159
Kansas - 0.2%
City of Garden City Kansas Sales Tax Special Obligation RB
Sports of The World Star Bond Project Phase II Series 2025
(NR/NR)
2,300,000 5.375
(c)
06/01/2039
2,319,262
City of Manhattan Health Care Facilities RB Series 2022A
(NR/NR)
2,070,000 4.000
06/01/2052
1,706,612
City of Manhattan Kansas Health Care Facilities RB Meadowlark
Hills Series 2025A (NR/NR)
2,000,000 5.500
06/01/2060
2,031,353
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
1,130,000 4.000
06/01/2046
997,154
City of Prairie Village Special Obligation Tax Increment Revenue
Refunding Bonds Series 2021 (NR/NR)
635,000 3.125
04/01/2036
614,647

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kansas – (continued)
City of Topeka Health Care Facilities RB for Brewster Place Series
2022A (NR/NR)
$ 1,775,000 6.500%
12/01/2052
$ 1,825,893
City of Wichita Health Care Facilities RB for Presbyterian Manors
Obligated Group Series III-2019 (NR/NR)
1,155,000 5.000
05/15/2028
1,167,981
1,215,000 5.000
05/15/2029
1,233,197
2,850,000 5.000
05/15/2034
2,875,762
1,190,000 5.000
05/15/2050
1,045,552
City of Wichita Kansas Health Care Facilities RB Larksfield Place
Series Vii 2025A (NR/NR)
2,500,000 6.750
06/01/2055
2,606,163
Kansas City Unified Government Sales Tax Special Obligation
Capital Appreciation RB for Vacation Village Project Area
Four - Multi-Sport Athletic Complex Project, Series 2015
(NR/NR)
1,945,000 0.000
(c)(e)
09/01/2034
1,142,031
Unified Government ofWyandotte County/ Kansas City, Kansas
Sales Tax Special Obligation RB Village East Project Areas
2B, 3 and 5 Series 2025 (NR/NR)
11,000,000 5.500
(c)
03/01/2041
11,085,131
30,650,738
Kentucky - 0.4%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022B (NR/NR)
3,150,000 4.450
(c)
01/01/2042
3,186,247
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
2,000,000 2.125
10/01/2034
1,699,349
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
3,000,000 2.000
02/01/2032
2,678,204
Kentucky Bond Development Corp. RB for Centre College of
Kentucky Series 2021 (Baa1/A)
750,000 4.000
06/01/2046
671,278
Kentucky Bond Development Corp. RB Refunding for
Transylvania University Series 2021 A (NR/A-)
205,000 4.000
03/01/2046
188,277
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Louisville Arena Authority, Inc. Series 2017 A
(AGM) (A1/AA)
900,000 4.000
12/01/2041
888,998
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
2,925,000 4.000
06/01/2045
2,798,280
Kentucky Economic Development Finance Authority RB
Refunding for CommonSpirit Health Obligated Group Series
2019 A-2 (A3/A-)
6,350,000 5.000
08/01/2049
6,420,701
Louisville & Jefferson County Metropolitan Government RB for
Norton Healthcare Obligated Group Series 2020 A (NR/A)
1,500,000 3.000
10/01/2043
1,254,072
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series
B (Baa2/NR)
33,000,000 5.000
12/01/2033
33,958,267
53,743,673
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana - 1.2%
Airport Commission Of The City And County Of San Francisco
San Francisco International Airport Second Series Revenue
Bonds Series 2025A (Amt) (Ca) (Ba1/BB+) (PUTABLE)
$ 1,400,000 6.100%
(a)(b)(c)
06/01/2038
$ 1,539,912
Board of Commissioners of The Port of New Orleans Louisiana
Port Facility  RB, Series 2025B (AMT) (AGM) (A1/AA)
2,560,000 5.500
04/01/2054
2,693,383
Board of Commissioners of The Port of New Orleans, Louisiana
Port Facility  RB, Series 2025B (AMT) (AGM) (A1/AA)
2,840,000 5.500
04/01/2051
2,998,327
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB)
1,600,000 5.000
12/01/2034
1,613,974
2,390,000 5.000
12/01/2039
2,322,448
City of New Orleans Louisiana Public Improvement Bonds, Issue
of 2021A (Baa2/BBB+)
5,000,000 5.000
12/01/2046
5,074,028
Lakeshore Villages Master Community Development District
(Parish of St. Tammany, Louisiana) Special Assessment  RB,
Series 2025 (NR/NR)
295,000 6.000
06/01/2054
307,720
Lakeshore Villages Master Community Development District
Special Assessment RB Series 2022 (NR/NR)
1,410,000 5.500
06/01/2052
1,450,951
Lakeshore Villages Master Community Development District
Special Assessment Series 2019 (NR/NR)
2,915,000 4.125
06/01/2039
2,818,452
2,300,000 4.375
06/01/2048
2,122,785
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
1,810,000 3.200
06/01/2041
1,501,022
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
5,395,000 6.625
(c)
06/15/2062
5,433,381
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB)
8,865,000 3.500
11/01/2032
8,702,768
Louisiana Public Facilities Authority Hospital RB Louisiana
Children Medicine Ctr 2023A (NR/A)
7,235,000 5.250
(a)(b)
12/01/2052
7,888,746
Louisiana Public Facilities Authority RB Acadiana Renaissance
Charter Academy Project, Series 2025 (NR/NR)
2,725,000 6.000
(c)
06/15/2059
2,770,125
Louisiana Public Facilities Authority RB for Geo Academies Mid-
City Project Series 2022 (NR/NR)
930,000 6.125
(c)
06/01/2052
945,605
1,325,000 6.250
(c)
06/01/2062
1,346,307
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
900,000 6.250
(c)
06/01/2052
906,089
1,850,000 6.375
(c)
06/01/2062
1,859,746
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (AGM) (NR/AA)
2,000,000 3.000
06/01/2050
1,453,599

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB Refunding for Ochsner
Clinic Foundation Project Series 2017 (A3/A)
$ 7,725,000 4.000%
05/15/2042
$ 7,405,706
3,100,000 5.000
05/15/2046
3,106,092
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
2,470,000 4.000
(c)
06/01/2051
1,850,772
2,070,000 4.000
(c)
06/01/2056
1,498,437
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
1,640,000 4.000
(c)
06/01/2051
1,228,853
1,065,000 4.000
(c)
06/01/2056
764,031
Louisiana Public Facilities Authority Revenue Bonds Series 2024A
(NR/NR)
4,030,000 7.375
(c)
06/01/2054
2,982,200
3,800,000 7.500
(c)
06/01/2059
2,812,000
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
10,000,000 5.000
05/15/2042
10,061,391
Louisiana Public Facilities Authority Senior Lien RB I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
24,420,000 5.500
09/01/2059
25,032,512
11,800,000 5.750
09/01/2064
12,306,825
32,080,000 5.000
09/01/2066
31,536,363
Parish of St. James RB for NuStar Logistics LP Series 2010
(Ba1/BB+)
2,375,000 6.350
(c)
07/01/2040
2,575,497
Plaquemines Port Harbor and Terminal District Dock and Wharf
Facilities RB Nola Terminal LLC Project Series 2024A
(NR/NR)
6,450,000 9.000
(c)
12/01/2044
5,452,727
164,362,774
Maine - 0.1%
Finance Authority of Maine Solid Waste Disposal RB for Casella
Waste Systems, Inc. Project Series 2024 (B1/B+)
2,975,000 4.625
(a)(b)(c)
12/01/2047
3,108,082
Maine Health & Higher Educational Facilities Authority RB for
Maine Medical Center Series 2018 A (A1/A+)
4,000,000 5.000
07/01/2048
4,052,216
Maine Health and Higher Educational Facilities Authority RB
Eastern Maine Healthcare Systems Obligated Group Issue
Series 2016A (Ba3/BB-)
125,000 4.000
07/01/2046
100,971
5,280,000 5.000
07/01/2046
5,059,396
12,320,665
Maryland - 0.9%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
3,000,000 4.000
01/01/2039
3,006,257
Baltimore Maryland Special Obligation Refunding for Baltimore
Research Park Project Series 2017 A (NR/NR)
2,950,000 4.500
09/01/2033
2,965,505
3,000,000 5.000
09/01/2038
3,025,341
City Council of Baltimore Convention Center Hotel Revenue
Refunding Bonds Series 2017 (NR/B+)
7,775,000 5.000
09/01/2042
7,791,413
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series
2017 (NR/B+)
1,400,000 5.000
09/01/2028
1,416,907
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series
2017 (NR/B+) – (continued)
$ 2,235,000 5.000%
09/01/2039
$ 2,241,340
14,715,000 5.000
09/01/2046
14,456,085
City of Baltimore Tax Allocation for Harbor Point Special Taxing
District Project Series 2019 B (NR/NR)
325,000 3.550
(c)
06/01/2034
314,214
200,000 3.700
(c)
06/01/2039
190,586
300,000 3.875
(c)
06/01/2046
272,725
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor
Point Special Taxing District Project Series 2019 A (NR/NR)
290,000 3.400
(c)
06/01/2034
280,127
310,000 3.450
(c)
06/01/2035
298,699
550,000 3.500
(c)
06/01/2039
513,216
1,650,000 3.625
(c)
06/01/2046
1,454,353
County of Baltimore RB Refunding for Oak Crest Village, Inc.
Series 2020 (NR/NR)
2,500,000 4.000
01/01/2050
2,218,367
County of Baltimore RB Refunding for Riderwood Village
Obligated Group Series 2020 (NR/NR)
2,000,000 4.000
01/01/2045
1,895,346
9,765,000 4.000
01/01/2050
8,664,943
County of Prince George's Special Obligation Bonds for Westphalia
town Center Project Series 2018 (NR/NR)
8,535,000 5.250
(c)
07/01/2048
8,566,884
Frederick County  Maryland Educational Facilities Project RB
Mount Saint Mary’s University Series 2026 (NR/BB+)
3,925,000 6.000
(c)
09/01/2056
3,925,358
Frederick County Urbana Community Development Authority
Special Tax Series 2020 C (NR/NR)
3,630,000 4.000
(c)
07/01/2050
3,278,238
Maryland Economic Development Corp. RB for Baltimore City
Project Series 2018 A (NR/A-)
2,375,000 5.000
06/01/2058
2,393,915
Maryland Economic Development Corp. RB for Morgan State
University Project Series 2020 (NR/BBB-)
925,000 4.000
07/01/2040
896,537
1,400,000 4.250
07/01/2050
1,271,859
1,025,000 5.000
07/01/2050
1,027,100
2,415,000 5.000
07/01/2056
2,418,000
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (Baa2/NR)
1,000,000 5.000
06/01/2044
1,020,131
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
5,250,000 5.000
06/01/2049
5,301,976
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
5,940,000 3.997
04/01/2034
4,420,374
Maryland Economic Development Corp. Senior Student Housing
RB for Morgan State University Project Series 2022A
(NR/BBB-)
1,000,000 5.750
07/01/2053
1,054,325
2,000,000 6.000
07/01/2058
2,129,694
Maryland Economic Development Corporation Lease RB
Reservoir Square Project Series 2024 (A3/NR)
2,455,000 5.000
07/01/2056
2,475,308

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Economic Development Corporation Private Activity RB
Series 2022B (Baa3/NR)
$ 11,600,000 5.250%
06/30/2055
$ 11,685,117
Maryland Health & Higher Educational Facilities Authority RB for
Maryland Institute College of Art Issue Series 2024 (NR/NR)
3,125,000 5.500
06/01/2047
3,134,131
Maryland Health & Higher Educational Facilities Authority RB
Refunding for Frederick Health, Inc. Obligated Group Series
2020 (Baa1/NR)
1,000,000 4.000
07/01/2050
866,944
Maryland Health and Higher Educational Facilities Authority RB
for Monocacy Montessori Communities Issue Series 2023
(NR/NR)
900,000 6.125
(c)
07/01/2053
918,263
900,000 6.250
(c)
07/01/2063
918,859
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
1,355,000 5.500
(c)
05/01/2052
1,240,944
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (A1/AA-)
13,800,000 0.000
(e)
05/01/2053
3,834,501
10,125,000 0.000
(e)
05/01/2054
2,673,903
8,750,000 0.000
(e)
05/01/2055
2,189,431
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
1,400,000 5.000
09/01/2035
1,409,360
Mayor and City Council of Baltimore City ofBaltimore, Maryland
Special Obligation Bonds City-Wide Affordable Housing
Program Series 2025 (NR/NR)
1,225,000 5.250
(c)
06/01/2055
1,221,943
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
1,450,000 5.000
06/01/2051
1,463,054
122,741,573
Massachusetts - 1.1%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2023, Series A (Aa1/AA+)
1,680,000 5.000
05/01/2053
1,748,857
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2024 Series A (Aa1/AA+)
16,545,000 5.000
01/01/2049
17,452,905
Commonwealth of Massachusetts GO Limited Bonds Series 2016
E (Aa1/AA+)
2,130,000 3.000
04/01/2044
1,780,763
Massachusetts Bay Transportation Authority Senior Sales Tax
Bonds 2023 Series A (NR/AA+)
3,000,000 5.250
07/01/2048
3,221,187
Massachusetts Bay Transportation Authority Senior Sales Tax
Bonds 2024 Series A (NR/AA+)
1,675,000 5.250
07/01/2052
1,789,922
Massachusetts Development Finance Agency RB Brown University
Health Obligated Group Issue Series 2025A (NR/BBB+)
12,320,000 5.500
08/15/2050
13,171,443
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB CHF Merrimack,
Inc. Issue Merrimack College Student Housing Project Series
2024A (NR/BB)
$ 1,100,000 5.000%
(c)
07/01/2054
$ 1,084,807
Massachusetts Development Finance Agency RB for Boston
Medical Center Series G (Baa3/BBB-)
1,740,000 5.250
07/01/2052
1,758,286
Massachusetts Development Finance Agency RB for Linden Ponds,
Inc. Series 2018 (NR/NR)
1,000,000 5.000
(c)
11/15/2033
1,031,025
900,000 5.000
(c)
11/15/2038
923,686
2,350,000 5.125
(c)
11/15/2046
2,385,016
Massachusetts Development Finance Agency RB for Merrimack
College Series 2022 (NR/BBB-)
2,075,000 5.000
07/01/2052
2,013,558
Massachusetts Development Finance Agency RB for Simmons
College Issue Series 2015 K-1 (Ba2/BB+)
1,950,000 5.000
10/01/2036
1,865,837
Massachusetts Development Finance Agency RB for Simmons
University issue, Series 2023 N (Ba2/BB+)
580,000 5.250
10/01/2039
549,251
1,450,000 5.000
10/01/2043
1,307,938
Massachusetts Development Finance Agency RB Middlesex
Sustainable Energy Partners Series 2026A (NR/BBB-)
3,750,000 6.000
10/01/2049
4,116,637
Massachusetts Development Finance Agency RB Middlesex
Sustainable Energy Partners Series 2026B Federally Taxable
(NR/BBB-)
12,725,000 7.375
10/01/2035
13,128,821
Massachusetts Development Finance Agency RB Suffolk
University Issue Series 2025 (Baa3/NR)
4,475,000 5.250
07/01/2055
4,458,301
Massachusetts Development Finance Agency RB Umass Memorial
Health Care Obligated Group Issue Series N-1 2025
(NR/BBB+)
13,700,000 4.500
07/01/2054
13,105,621
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series
2025 (NR/NR)
1,825,000 5.250
07/01/2050
1,878,496
2,275,000 5.250
07/01/2055
2,329,927
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series
2025 (Baa3/NR)
2,275,000 6.000
07/01/2050
2,425,511
Massachusetts Development Finance Agency Wellforce Obligation
Group RB Refunding Series 2019 A (NR/BBB-)
24,315,000 5.000
07/01/2044
24,395,361
Massachusetts School Building Authority Subordinated Dedicated
Sales Tax Bonds 2025 Series A (NR/AA)
16,500,000 5.000
02/15/2055
17,281,070
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2025 Series G (Aa1/AA+)
20,000,000 5.000
12/01/2055
20,989,394
156,193,620
Michigan - 1.6%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
105,808,597 4.000
(a)
04/01/2044
86,437,487

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit GO Bonds Series 2020 (A3/BBB+)
$ 665,000 5.500%
04/01/2031
$ 718,771
470,000 5.500
04/01/2033
505,687
280,000 5.500
04/01/2034
300,517
300,000 5.500
04/01/2035
321,166
245,000 5.500
04/01/2036
261,740
465,000 5.500
04/01/2037
495,156
495,000 5.500
04/01/2038
525,689
355,000 5.500
04/01/2039
376,107
690,000 5.500
04/01/2040
728,607
1,360,000 5.500
04/01/2045
1,418,286
City of Detroit GO Bonds Series 2021 B (A3/BBB+)
450,000 3.244
04/01/2029
430,462
125,000 3.344
04/01/2030
118,039
475,000 3.644
04/01/2034
430,762
City of Detroit MI GO Bonds  Series 2020 (A3/BBB+)
295,000 5.500
04/01/2032
318,129
City of Detroit Unlimited Tax GO Bonds Series 2021A Tax-Exempt
Social Bonds (A3/BBB+)
675,000 4.000
04/01/2042
656,443
City of Detroit UT GO Bonds Series 2021A (A3/BBB+)
3,750,000 5.000
04/01/2046
3,847,404
City of Detroit, County of Wayne, Unlimited Tax GO  Bonds Series
2023C (Tax Exempt) (A3/BBB+)
1,200,000 6.000
05/01/2043
1,342,982
City of Detroit, County of Wayne, Unlimited Tax GO Bonds Series
2021A (A3/BBB+)
725,000 4.000
04/01/2041
711,171
City of Detroit, County of Wayne, Unlimited Tax GO Social Bonds
Series 2023A (Tax Exempt) (A3/BBB+)
3,675,000 6.000
05/01/2039
4,164,608
City of Kalamazoo Economic Development Corporation Limited
Obligation RB for Heritage Community of Kalamazoo Revel
Creek Project Series 2020A (NR/NR)
3,880,000 5.000
05/15/2055
3,668,495
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
5,151,333 4.000
(a)
04/01/2044
4,208,243
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
4,675,000 3.248
(i)
07/01/2032
4,666,284
Grand Rapids Charter township Economic Development Corp. RB
Refunding for United Methodist Retirement Communities, Inc.
Obligated Group Series 2020 (NR/NR)
4,875,000 5.000
05/15/2037
4,963,461
4,225,000 5.000
05/15/2044
4,256,493
Ivywood Classical Academy Public School Academy Bonds, Series
2023 (NR/NR)
900,000 6.000
01/01/2054
887,124
900,000 6.250
01/01/2059
895,377
Kentwood Economic Development Corp. RB for Holland Home
Obligated Group Series 2021 (NR/NR)
475,000 4.000
11/15/2045
424,072
Kentwood Economic Development Corp. RB Refunding for
Holland Home Obligated Group Series 2022 (NR/NR)
1,725,000 4.000
11/15/2043
1,575,952
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Act 38 Facilities Senior RB for the
Henry Ford Health Detroit South Campus Central Utility Plant
Project Series 2024 (Green Bonds) (A3/NR)
$ 2,790,000 4.375%
02/28/2054
$ 2,636,187
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2017 (NR/BBB-)
5,475,000 5.000
02/01/2047
5,157,129
Michigan Finance Authority Hospital RB for Henry Ford Health
System Obligated Group Series 2019 A (A2/NR)
975,000 4.000
11/15/2050
860,117
Michigan Finance Authority Hospital RB for McLaren Health Care
Corp. Obligated Group Series 2019 A (A1/NR)
1,550,000 4.000
02/15/2050
1,392,383
Michigan Finance Authority Public School Academy Limited
Obligation Revenue & Revenue Refunding Bonds Series 2021
(NR/BB+)
800,000 4.000
12/01/2041
701,816
1,230,000 4.000
12/01/2051
973,469
Michigan Finance Authority Public School Academy Limited
Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,445,000 4.250
12/01/2039
1,286,281
1,190,000 5.000
12/01/2046
1,078,246
Michigan Finance Authority RB Refunding for Hanley
International Academy, Inc. Series 2021 (NR/BB+)
3,000,000 5.000
09/01/2040
2,990,439
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/NR)
475,000 4.000
09/01/2045
389,919
535,000 4.000
09/01/2050
405,995
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
250,275,000 0.000
(e)
06/01/2065
26,638,195
Michigan Mathematics & Science Initiative RB Refunding Series
2021 (NR/BB+)
600,000 4.000
01/01/2031
589,414
1,115,000 4.000
01/01/2041
989,368
1,695,000 4.000
01/01/2051
1,358,147
Michigan State Housing Development Authority Single-Family
Mortgage RB 2025 Series C (NON-AMT) (Aa2/AA+)
14,000,000 5.100
06/01/2056
14,392,351
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
2,545,000 4.125
06/30/2035
2,545,636
Michigan Strategic Fund Limited Obligation Tax Capture
RB  Series 2026 (NR/NR)
2,125,000 5.500
(c)
10/01/2053
2,167,665
Michigan Strategic Fund RB Refunding for United Methodist
Retirement Communities, Inc. Obligated Group Series 2020
(NR/NR)
3,800,000 5.000
05/15/2037
3,868,954
1,300,000 5.000
05/15/2044
1,309,690
Michigan tobacco Settlement Finance Authority RB for Capital
Appreciation Series 2007 B (NR/CCC-)
42,935,000 0.000
(e)
06/01/2052
5,594,010
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
473,155,000 0.000
(e)
06/01/2058
8,008,480

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Star International Academy RB Refunding Series 2020 (NR/BBB)
$ 4,080,000 5.000%
03/01/2033
$ 4,203,485
The Economic Development Corporation of The City of
Kalamazoo Limited Obligation RB Friendship Village of
Kalamazoo Project Series 2026A (NR/NR)
2,000,000 6.250
(c)
08/15/2056
2,074,956
2,040,000 6.250
(c)
08/15/2061
2,108,835
Tipton Academy Michigan Public School Academy RB Series 2021
(NR/BB)
4,745,000 4.000
06/01/2051
3,575,513
226,951,394
Minnesota - 0.3%
City of Apple Valley, Minnesota Senior Housing RB Phs Apple
Valley Senior Housing, Inc. - Orchard Path Phase III Project,
Series 2025A (NR/NR)
900,000 5.625
09/01/2065
917,895
City of Eagan Minnesota Charter School Lease RB Great Oaks
Academy Series 2025A (NR/NR)
400,000 6.250
(c)
02/01/2045
410,172
600,000 6.375
(c)
02/01/2055
604,860
1,150,000 6.500
(c)
02/01/2065
1,159,892
City of Shakopee Minnesota Senior Housing Revenue Refunding
Bonds Benedictine Senior Living Obligated Group -
Windermere Way Project Series 2025 (NR/NR)
2,500,000 5.875
11/01/2065
2,565,706
City of St. Cloud Minnesota Health Care RB Series 2024 (A2/NR)
4,980,000 5.000
05/01/2054
5,108,545
City of St. Paul Housing & Redevelopment Authority Charter
School Lease RB for Higher Ground Academy Project Series
2023 (NR/BB+)
1,630,000 5.500
12/01/2057
1,645,303
Duluth Economic Development Authority Health Care Facilities
RB for Essentia Health Obligated Group Series 2018A
(NR/A-)
18,575,000 5.250
02/15/2058
18,720,710
Duluth Economic Development Authority Health Care Facilities
RB Refunding for Essentia Health Obligated Group Series
2018 A (NR/A-)
1,365,000 4.250
02/15/2048
1,255,858
Duluth Economic Development Authority RB Refunding for
Benedictine Health System Obligated Group Series 2021 A
(NR/NR)
1,400,000 4.000
07/01/2036
1,326,760
Duluth Independent School District No.709 COPS Refunding
Series 2019 A (Baa1/NR)
685,000 4.200
(f)
03/01/2027
691,634
Housing and Redevelopment Authority of The City of Saint Paul
Minnesota Charter School Lease RB Metro Deaf School
Project Series 2026 (NR/NR)
1,575,000 6.375
(c)
06/15/2061
1,592,879
Housing and Redevelopment Authority of The City of Saint Paul
Minnesota Charter School Lease Revenue and Refunding
Bonds Series 2025 (NR/BB+)
1,000,000 5.625
09/01/2065
1,001,711
Minnesota Higher Education Facilities Authority RB Refunding for
Bethel University Project Series 2017 (NR/BB+)
1,525,000 5.000
05/01/2032
1,528,668
2,400,000 5.000
05/01/2047
2,259,022
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
Minnesota Higher Education Facilities Authority RB Refunding for
College of St. Scholastica, Inc. Series 2019 (Baa3/NR)
$ 425,000 4.000%
12/01/2034
$ 410,844
650,000 4.000
12/01/2040
599,685
41,800,144
Mississippi - 0.1%
Mississippi Business Finance Corp. System Energy Resources Inc.
RB Series 2021 (Baa2/BBB+)
4,000,000 2.375
06/01/2044
2,733,461
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
1,225,000 5.000
(c)
10/01/2030
1,257,200
850,000 4.000
(c)
10/01/2034
800,944
700,000 4.000
(c)
10/01/2035
651,855
750,000 4.000
(c)
10/01/2036
689,048
3,000,000 4.000
(c)
10/01/2041
2,566,794
8,699,302
Missouri - 0.7%
Branson Regional Airport Transport Development District Series
2018A, B, & C (NR/NR)
545,266 5.000
(a)(c)
*
04/01/2043
16,358
Branson Regional Airport Transport Development District Series
2018B & C (NR/NR)
2,752,991 5.000
(a)(c)
*
04/01/2043
82,590
Cape Girardeau County IDA Health Facilities RB for Southeast
HEALTH Obligated Group Series 2021 (A1/A+)
950,000 4.000
03/01/2041
944,588
2,825,000 3.000
03/01/2046
2,324,330
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
2,550,000 5.000
05/15/2041
2,589,106
Health and Educational Facilities Authority of The State of
Missouri Educational Facilities RB Brookside Charter School
Series 2026 (NR/BB-)
7,025,000 6.500
(c)
06/01/2056
7,062,027
Health and Educational Facilities Authority of The State of
Missouri Educational Facilities RB Maryville University of
Saint Louis Project, Series 2025A (Baa3/NR)
2,450,000 5.500
06/15/2047
2,504,374
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
1,065,000 5.000
09/01/2029
1,088,972
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
1,850,000 5.250
02/01/2048
1,897,856
1,130,000 5.250
02/01/2054
1,146,292
I-470 Western Gateway Transportation Development District RB
Series 2019 A (NR/NR)
4,750,000 5.250
(c)
12/01/2048
4,754,831
Joplin Industrial Development Authority RB for 32nd Street Place
Community Improvement District Series 2021 (NR/NR)
505,000 3.500
11/01/2040
482,464
2,450,000 4.250
11/01/2050
2,100,714

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
Kansas City Missouri Industrial Development Authority Senior
Sales Tax RB Refunding and Improvement Bonds for Ward
Parkway Center Community Improvement District Series 2016
A (NR/NR)
$ 1,000,000 5.000%
(c)
04/01/2036
$ 1,000,592
1,150,000 5.000
(c)
04/01/2046
1,126,482
Missouri Development Finance Board Tax-Exempt Tax Increment
and Special District RB Lakeport Village Project Series 2025A
(NR/NR)
2,775,000 6.500
(c)
06/15/2045
2,877,316
Missouri Development Finance Board Tax-Exempt Tax Increment
And Special District RB Lakeport Village Project Series
2025A (NR/NR)
17,375,000 6.750
(c)
06/15/2055
17,706,840
Missouri Health & Educational Facilities Authority RB for Kansas
City Art Institute Series 2018 (NR/A-)
830,000 5.000
09/01/2038
850,954
2,600,000 5.000
09/01/2048
2,624,493
Missouri Southern State University RB Series 2019 A
(AGM) (NR/AA)
400,000 3.000
10/01/2044
314,164
500,000 3.125
10/01/2049
363,802
Newco Transportation Development District Florissant, Missouri
Transportation Sales Tax Refunding RB, Series 2025A
(NR/NR)
3,735,000 6.250
11/01/2054
3,838,627
Plaza at Noah's Ark Community Improvement District RB
Refunding Series 2021 (NR/NR)
1,375,000 3.125
05/01/2035
1,259,015
St. Louis IDA Financing RB Refunding for Ballpark Village
Development Project Series 2017 A (NR/NR)
10,125,000 4.750
11/15/2047
8,694,657
Stone Canyon Community Improvement District RB for Public
Infrastructure Improvement Project Series 2007 (NR/NR)
1,250,000 5.750 *
04/01/2027
187,500
Taney County IDA Sales Tax Revenue Improvement Bonds for Big
Cedar Infrastructure Project Series 2023 (NR/NR)
4,170,000 6.000
(c)
10/01/2049
4,202,990
The IDA of The City of Lee’S Summit Missouri Senior Living
Facilities RB John Knox Village Series 2024A (NR/NR)
4,725,000 5.000
08/15/2039
4,887,560
The IDA of The City of St. Louis Missouri Tax Increment and
Special District RB Union Station Phase 2 Redevelopment
Project Series 2024A (NR/NR)
2,300,000 5.750
06/15/2054
2,346,977
The Industrial Development Authority of The City of Kansas City
Missouri Economic Activity Tax RB for Historic Northeast
Redevelopment Plan Series 2024A-1 (NR/NR)
1,875,000 5.000
(c)
06/01/2046
1,908,622
1,150,000 5.000
(c)
06/01/2054
1,150,400
The Industrial Development Authority of The City of Kansas City
Missouri Refunding and Improvement RB Platte Purchase
Project A C & E Series 2025 (NR/NR)
3,750,000 6.000
(c)
01/01/2048
3,872,572
The Industrial Development Authority of The County of Cape
Girardeau Missouri Tax Increment and Special District RB
Westpark Mall Redevelopment Project Series 2024 (NR/NR)
5,600,000 5.750
(c)
05/01/2054
5,372,451
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
University City IDA Tax Increment Special District RB for Markets
at Olive Project Series 2023A (NR/NR)
$ 1,745,000 4.875%
06/15/2036
$ 1,801,769
5,500,000 5.500
06/15/2042
5,716,872
99,099,157
Montana - 0.2%
City of Kalispell Montana Revenue and Refunding Bonds
Immanuel Living at Buffalo Hill Project, Series 2025A
(NR/NR)
6,400,000 6.000
05/15/2060
6,587,120
Montana Facility Finance Authority Health Care Facilities
RB  Deer Lodge Medical Center Project Series 2026 (NR/NR)
5,220,000 6.000
07/01/2041
5,309,788
3,215,000 6.500
07/01/2046
3,282,930
5,825,000 6.625
07/01/2051
5,893,735
21,073,573
Nebraska - 0.0%
Omaha Public Power District Electric System RB 2023 Series A
(Aa2/AA)
2,245,000 5.250
02/01/2053
2,366,830
a a
Nevada - 0.3%
City of Henderson Local Improvement District No. T-21 Local
Improvement Bonds Series 2022 (NR/NR)
645,000 3.500
09/01/2045
533,015
440,000 4.000
09/01/2051
376,767
City of Las Vegas Nevada Special Improvement District No. 613
Sunstone Phases III and IV Local Improvement Bonds Series
2024 (NR/NR)
545,000 5.500
12/01/2053
557,935
City of Las Vegas Special Improvement District No. 813 for
Summerlin Village 26 Local Improvement Bonds Series 2017
(NR/NR)
265,000 4.250
06/01/2037
265,064
365,000 4.375
06/01/2042
362,205
435,000 4.500
06/01/2047
417,551
City of Las Vegas Special Improvement District No. 814 Special
Assessment Series 2019 (NR/NR)
460,000 4.000
06/01/2039
446,646
1,250,000 4.000
06/01/2044
1,173,446
1,250,000 4.000
06/01/2049
1,094,450
City of Las Vegas Special Improvement District No. 815 Special
Assessment Series 2020 (NR/NR)
870,000 5.000
12/01/2049
877,108
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
590,000 3.000
06/01/2041
481,233
1,250,000 3.125
06/01/2051
903,727
City of Las Vegas Special Improvement District No. 818
Summerlin Village 27 Local Improvement Bonds Series 2024
(NR/NR)
1,190,000 5.000
12/01/2054
1,191,586
City of Las Vegas, Nevada Special Improvement District No. 819
Summerlin Village 30A Local Improvement Bonds Series
2025 (NR/NR)
855,000 5.500
06/01/2055
880,723

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
City of North Las Vegas Special Improvement District No. 64
Special Assessment Bonds Series 2019 (NR/NR)
$ 305,000 4.250%
06/01/2034
$ 306,356
305,000 4.625
06/01/2043
306,036
530,000 4.625
06/01/2049
514,276
City of North Las Vegas, Nevada Special Improvement District No.
67 Apex Moonwater West Local Improvement Bonds Series
2025 (NR/NR)
6,420,000 6.750
(c)
06/01/2055
6,611,862
City of Reno Nevada 2024 Special Assessment District No.
1 Quilici Ranch Local Improvement Bonds Series 2025
(NR/NR)
1,500,000 5.250
(c)
06/01/2054
1,515,467
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
1,990,000 4.000
09/01/2035
1,956,403
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
3,700,000 4.000
07/01/2049
3,382,016
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000 5.000
07/01/2045
2,683,180
2,825,000 5.000
07/01/2051
2,832,927
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016B (Non-AMT) (A3/A) (PUTABLE)
5,000,000 4.125
(a)(b)
03/01/2036
5,088,607
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016C (AMT) (A3/A) (PUTABLE)
3,000,000 4.125
(a)(b)
03/01/2036
3,053,165
37,811,751
New Hampshire - 1.5%
National Finance Authority Avenue One Project Series 2025 Class
A-2 Certificates (NR/NR)
21,720,000 6.375
(c)
03/15/2046
23,178,220
National Finance Authority Education RB Grace Christian School
Project Series 2025 (NR/BBB-)
11,420,000 6.000
08/01/2065
11,549,655
National Finance Authority Federal Lease RB GSA-4 Lease Project
Federally Taxable Series 2021 (Baa3/NR)
12,065,000 3.300
04/01/2032
8,869,164
National Finance Authority Federal Lease RB SSA Birmingham
Project Federally Taxable Series 2021 (Ba3/NR)
1,950,000 3.250
04/01/2028
964,596
National Finance Authority RB for Presbyterian Senior Living
Project Series 2023A (NR/NR)
2,300,000 5.250
07/01/2048
2,349,864
National Finance Authority Special  RB, Series 2025 (NR/NR)
7,153,000 5.875
(c)
12/15/2033
7,152,290
National Finance Authority Special RB Caldwell Ranch Project
Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
1,527,000 4.875
(c)
12/01/2033
1,526,982
National Finance Authority Special RB Easton Park Project Travis
County Texas - Districts 2 and 5 Series 2024 (NR/NR)
5,000,000 5.625
(c)
02/01/2030
4,999,961
National Finance Authority Special RB Emberly and Canterra
Creek Projects Fort Bend and Brazoria Counties Texas Series
2024 (NR/NR)
9,100,000 5.375
(c)
12/01/2031
9,097,339
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Hampshire – (continued)
National Finance Authority Special RB Grand Prairie Project
Harris County Texas Series 2024 (NR/NR)
$ 4,156,000 5.875%
(c)
12/15/2032
$ 4,155,203
National Finance Authority Special RB Series 2024 (NR/NR)
13,476,000 5.375
(c)
12/15/2035
13,478,240
National Finance Authority Special RB Series 2026 Bridgeland
Water & Utility Districts 418 489 492 493 157 and 159
(NR/NR)
1,200,000 6.125
(c)
12/15/2033
1,200,843
National Finance Authority Special RB Valencia Project Brazoria
County Texas Municipal Utility District Series 2024 (NR/NR)
5,700,000 5.300
(c)
12/01/2032
5,699,265
National Finance Authority Special Revenue Capital Appreciation
Bonds Aldeana Azalea and Serenada Projects Brazoria and
Waller Counties Texas Series 2026 (NR/NR)
12,925,000 0.000
(c)(e)
12/01/2040
4,668,686
National Finance Authority Special Revenue Capital Appreciation
Bonds Canyon Ranch Project Burnet County Texas Series
2025 (NR/NR)
3,500,000 0.000
(c)(e)
12/01/2035
1,853,807
National Finance Authority Special Revenue Capital Appreciation
Bonds Goodland Project  Ellis County  Texas Series 2026
(NR/NR)
18,500,000 0.000
(e)
12/15/2039
7,807,078
National Finance Authority Special Revenue Capital Appreciation
Bonds Lakeside Bayou Project Galveston County Texas Series
2026 (NR/NR)
6,925,000 0.000
(c)(e)
12/01/2036
3,261,869
National Finance Authority Special Revenue Capital Appreciation
Bonds Provence Project Travis County Texas Series 2025
(NR/NR)
4,500,000 0.000
(c)(e)
12/01/2031
3,163,491
National Finance Authority Special Revenue Capital Appreciation
Bonds The La Segarra Project Waller County Texas Municipal
Utility District Series 2026 (NR/NR)
12,270,000 0.000
(c)(e)
12/01/2039
4,741,364
National Finance Authority Special Revenue Capital Appreciation
Bonds The Wildflower Project, Denton CountyTexas
Municipal Utility Districts Series 2025 (NR/NR)
9,177,000 0.000
(c)(e)
12/15/2033
5,872,493
National Finance Authority Specialty Pharmacy Limited Obligation
RB University Hospitals Home Care Services Inc. Series
2024A (NR/NR)
11,710,000 5.625
(c)
12/15/2033
11,983,179
4,265,000 6.250
(c)
12/15/2038
4,446,255
National Finance Authority Thomas Ranch Project Travis and
Burnet Counties Texas Improvement Districts Special Revenue
Capital Appreciation Bonds Series 2024 (NR/NR)
11,875,000 0.000
(c)(e)
12/01/2034
6,813,134
New Hampshire Business Finance Authority RB for Casella Waste
Systems, Inc. Series 2013 (B1/B+)
4,800,000 2.950
(a)(c)
04/01/2029
4,686,716
New Hampshire Business Finance Authority RB Refunding for
Covanta Holding Corp. Series 2020 A (Caa1/B-)
6,800,000 3.625
(a)(b)(c)
07/01/2043
5,607,401
New Hampshire Business Finance Authority RB Refunding for
Covanta Holding Corp. Series 2020 B (AMT) (Caa1/B-)
6,620,000 3.750
(a)(b)(c)
07/01/2045
5,482,474

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
$ 12,450,000 4.000%
01/01/2051
$ 10,556,593
New Hampshire Health and Education Facilities Authority RB
for Dartmouth Hitchcock Health Obligated Group 2020 A
(AGM-CR) (NR/AA)
5,000,000 5.000
08/01/2059
5,317,539
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A)
2,150,000 5.000
08/01/2033
2,208,191
3,170,000 5.000
08/01/2035
3,247,362
2,000,000 5.000
08/01/2036
2,045,777
5,350,000 5.000
08/01/2037
5,461,361
2,935,000 5.000
08/01/2038
2,991,366
4,235,000 5.000
08/01/2039
4,311,788
1,710,000 5.000
08/01/2040
1,738,208
202,487,754
New Jersey - 3.3%
Jersey City Municipal Utilities Authority Hudson
County New Jersey Sewer  RB, Series 2025E
(BAM MUN GOVT GTD) (Aa3/AA)
1,100,000 5.750
10/15/2051
1,233,094
1,610,000 5.750
10/15/2055
1,791,495
New Jersey Economic Development Authority Charter School RB
Central Jersey College Prep Charter School Project Series
2025 (Baa3/NR)
700,000 5.125
11/01/2055
701,386
750,000 5.250
11/01/2060
754,655
New Jersey Economic Development Authority Energy Facilities
RB for UMM Energy Partners, LLC Project Series 2012 A
(AMT) (Baa2/NR)
1,000,000 4.750
06/15/2032
1,000,379
1,000,000 5.000
06/15/2037
1,000,242
1,000,000 5.125
06/15/2043
1,000,207
New Jersey Economic Development Authority RB for Provident
Group - Kean Properties L.L.C. - Kean University Student
Housing Project Series 2017 A (NR/BB-)
500,000 5.000
07/01/2037
500,473
1,150,000 5.000
07/01/2047
1,123,237
New Jersey Economic Development Authority RB Refunding for
New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
6,000,000 3.000
08/01/2041
5,152,248
New Jersey Economic Development Authority Special Facilities
RB for Continental Airlines, Inc. Project Series 2000 A
(AMT) (Ba2/BB+)
4,340,000 5.625
11/15/2030
4,346,981
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba2/BB+)
16,435,000 5.250
09/15/2029
16,457,777
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 2000 (Ba2/BB+)
4,340,000 5.625
11/15/2030
4,346,981
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
8,580,000 5.000
10/01/2047
8,606,676
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority State Lease RB for
Health Department Project Series 2018 A (A1/A)
$ 2,470,000 5.000%
06/15/2047
$ 2,506,303
New Jersey Economic Development Authority State Lease RB for
Juvenile Justice Commission Facilities Project Series 2018 C
(A1/A)
980,000 5.000
06/15/2042
999,859
New Jersey Economic Development Authority State Lease
RB State Lease RB State Government Buildings - Health
Department and Taxation Division office Project, 2018 Series
A (A1/A)
4,020,000 5.000
06/15/2042
4,101,462
New Jersey Economic Development Authority Tax Exempt Private
Activity Bonds for Goethals Bridge Replacement Project
Series 2013 (NR/A-)
1,000,000 5.375
01/01/2043
1,001,230
New Jersey Educational Facilities Authority RB for Rider
University A New Jersey Non-Profit Corp. Series 2017 F
(Caa2/BB-)
3,450,000 4.000
07/01/2042
2,566,215
New Jersey Educational Facilities Authority RB for Seton Hall
University Series 2020 C (AGM) (A1/AA)
1,110,000 3.250
07/01/2049
924,007
New Jersey Educational Facilities Authority RB for Stevens
Institute of Technology 2020 Series A (NR/BBB+)
1,710,000 5.000
07/01/2045
1,757,589
New Jersey Educational Facilities Authority RB for Stevens
Institute of Technology Series 2020 A (NR/BBB+)
3,350,000 3.000
07/01/2050
2,474,996
New Jersey Health Care Facilities Financing Authority
RB Refunding for University Hospital Series 2015 A
(AGM) (A1/AA)
9,700,000 4.125
07/01/2038
9,631,797
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue
Series 2024A (A2/NR)
4,960,000 4.125
07/01/2054
4,761,154
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue,
Series 2024A (A2/NR)
3,980,000 5.250
07/01/2049
4,282,614
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds RWJ Barnabas Health Obligated Group
Issue, Series 2024-A (A1/AA-)
865,000 5.250
07/01/2054
924,676
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AGM) (A1/AA)
26,375,000 0.000
(e)
12/15/2034
19,932,223
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AMBAC) (A1/A)
93,770,000 0.000
(e)
12/15/2036
64,102,560
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2006 C
(AMBAC) (A1/A)
115,550,000 0.000
(e)
12/15/2035
82,843,480
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A1/A)
47,575,000 0.000
(e)
12/15/2035
34,108,858

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A1/A) – (continued)
$ 35,245,000 0.000%
(e)
12/15/2038
$ 21,868,902
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A1/A)
1,900,000 0.000
(e)
12/15/2034
1,423,987
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2015 AA (A1/A)
1,000,000 5.250
06/15/2041
1,000,973
2,500,000 5.000
06/15/2045
2,501,392
1,770,000 5.000
06/15/2046
1,770,841
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A1/A)
10,000,000 0.000
(e)
12/15/2030
8,713,036
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (AGM) (A1/AA)
11,150,000 0.000
(e)
12/15/2033
8,758,128
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2008 A (A1/A)
52,985,000 0.000
(e)
12/15/2036
36,221,330
5,470,000 0.000
(e)
12/15/2037
3,559,214
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A1/A)
3,280,000 0.000
(e)
12/15/2033
2,557,556
1,565,000 0.000
(e)
12/15/2036
1,069,857
5,000,000 0.000
(e)
12/15/2038
3,102,412
16,175,000 0.000
(e)
12/15/2039
9,571,985
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A3/A+)
1,130,000 5.000
06/15/2030
1,131,637
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A1/A)
5,275,000 4.250
12/15/2038
5,304,647
New Jersey Transportation Trust Fund Authority RB Series 2018
(A1/A)
1,500,000 5.000
12/15/2033
1,570,548
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A1/A)
935,000 3.000
06/15/2050
707,533
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2020 Series AA (A1/A)
5,000,000 4.000
06/15/2050
4,689,005
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 AA (A1/A)
7,000,000 5.250
06/15/2043
7,254,029
New Jersey Transportation Trust Fund Authority Transportation RB
Series 2009 A (A1/A)
230,000 0.000
(e)
12/15/2032
186,250
New Jersey Turnpike Authority RB Series 2024 B (A1/AA-)
10,000,000 4.125
01/01/2054
9,760,404
New Jersey Turnpike Authority Turnpike  RB, Series 2025 A
(A1/AA-)
12,000,000 5.250
01/01/2055
12,945,048
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
1,500,000 4.500
01/01/2048
1,519,946
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-) – (continued)
$ 3,000,000 5.250%
01/01/2052
$ 3,187,595
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
900,000 5.500
07/01/2058
916,256
Passaic County Improvement Authority Charter School RB
Paterson Charter School For Science and Technology Inc.
Project Series 2025 (Baa3/NR)
920,000 4.500
07/01/2040
929,595
645,000 5.000
07/01/2044
658,434
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A2/NR)
15,500,000 5.000
01/01/2048
15,548,693
South Jersey Transportation Authority Transportation System RB
2022 Series A (Baa2/A-)
1,500,000 4.625
11/01/2047
1,507,036
454,871,123
New Mexico - 0.1%
City of Santa Fe RB for El Castillo Retirement Residences
Obligated Group Project Series 2019 A (NR/NR)
500,000 5.000
05/15/2044
502,024
1,000,000 5.000
05/15/2049
954,482
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
500,000 4.000
09/01/2033
511,292
375,000 4.000
09/01/2034
382,104
300,000 4.000
09/01/2035
304,441
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
4,825,000 4.250
(c)
05/01/2040
4,679,339
7,333,682
New York - 8.2%
Battery Park City Authority Senior RB Series 2025 (Aaa/NR)
16,000,000 5.250
11/01/2055
17,306,371
Brooklyn Arena Local Development Corp. Pilot RB for Barclays
Center Project Series 2009 (Ba1/NR)
9,610,000 0.000
(e)
07/15/2045
3,946,654
Brooklyn Arena Local Development Corp. Pilot RB Refunding for
Barclays Center Series 2016 A (AGM) (A1/AA)
1,435,000 3.000
07/15/2043
1,141,412
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
29,290,000 5.000
07/15/2042
29,386,390
Brooklyn Arena Local Development Corp. RB for Brooklyn Events
Center LLC Series 2009 (Ba1/NR)
5,740,000 0.000
(e)
07/15/2046
2,224,903
Buffalo and Erie County Industrial Land Development Corp. Tax-
Exempt RB Series 2025 (NR/BBB)
26,550,000 6.375
05/01/2055
27,957,474
Buffalo and Erie County Industrial Land Development Corporation
Tax-Exempt RB  Series 2026A (NR/NR)
17,995,000 7.750
05/01/2055
19,080,018
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
1,155,000 5.000
(c)
09/01/2049
1,091,365

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Global Community Charter
School Project Series 2022A (NR/B+)
$ 1,175,000 5.000%
06/15/2052
$ 1,020,148
950,000 5.000
06/15/2057
805,642
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
750,000 5.000
07/01/2052
726,754
550,000 5.000
07/01/2056
528,033
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
4,920,000 5.000
(c)
12/01/2051
4,535,406
1,100,000 5.000
(c)
12/01/2055
990,659
Build NYC Resource Corp. RB for Kipp NYC Public School
Facilities Canal West Project Series 2022 (NR/BBB-)
2,375,000 5.250
07/01/2057
2,410,820
5,500,000 5.250
07/01/2062
5,568,723
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
590,000 4.000
(c)
06/15/2051
475,292
450,000 4.000
(c)
06/15/2056
348,327
Build NYC Resource Corp. RB for Shefa School Series 2021 A
(NR/NR)
850,000 2.500
(c)
06/15/2031
777,712
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
6,125,000 6.500
(c)
07/01/2042
6,318,598
1,900,000 6.500
(c)
07/01/2052
1,909,329
1,850,000 6.500
(c)
07/01/2057
1,852,971
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
1,900,000 9.750
(c)
07/01/2032
1,889,576
Build NYC Resource Corporation RB Ere 425 LLC-Zeta Charter
Schools Inc. Project Tax-Exempt Series 2025A (NR/BB)
16,625,000 5.375
(c)
10/15/2061
16,107,083
Build NYC Resource Corporation RB for Classical Charter
Schools Project Series 2023A (NR/BBB-)
800,000 4.750
06/15/2058
714,958
Build NYC Resource Corporation RB for Unity Preparatory
Charter School of Brooklyn Project, Series 2023A (NR/BB)
725,000 5.500
(c)
06/15/2053
729,478
1,275,000 5.500
(c)
06/15/2063
1,276,619
Build NYC Resource Corporation RB Riverspring Health
Senior Living Inc Project Series 2026A Bonds
(Tax-Exempt RB) (NR/NR)
9,250,000 7.000
(c)
12/15/2055
9,448,680
9,480,000 7.000
(c)
12/15/2065
9,643,461
Build NYC Resource Corporation RB The Renaissance Charter
School 2 Project Series 2025A (NR/NR)
850,000 5.250
06/15/2045
861,977
1,000,000 5.500
06/15/2050
1,006,773
1,500,000 5.500
06/15/2055
1,496,724
Build NYC Resource Corporation Tax-Exempt RB Civic Bronx
LLC - Bold Charter School Project, Series 2025 (NR/NR)
4,850,000 6.000
(c)
07/01/2060
4,916,370
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp
Capital Region Public Charter Schools Project Series 2024
(NR/BBB-)
1,100,000 4.750
06/01/2054
1,045,672
4,100,000 5.000
06/01/2064
3,967,058
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt
Bonds Subseries D-1 (Aa2/AA)
$ 4,100,000 4.500%
05/01/2049
$ 4,113,479
City of New York GO Bonds Fiscal 2024 Series C (Aa2/AA)
10,000,000 4.125
03/01/2054
9,387,325
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
5,250,000 4.000
03/01/2050
4,862,027
County of Westchester Industrial Development Agency Special
Facility RB Million Air Two LLC General Aviation Facilities
Project Series 2017A (Tax-Exempt-AMT) (NR/NR)
3,050,000 7.000
(c)
06/01/2046
3,147,373
Dormitory Authority of The State of New York Orchard Park
CCRC Inc Obligated Group RB Series 2025A (NR/NR)
1,600,000 5.125
11/15/2055
1,624,387
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose Series 2025A Tax-Exempt
(Aa1/NR)
20,000,000 5.000
03/15/2053
20,932,838
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose, Series 2024A
(Tax-Exempt) (Aa1/NR)
16,565,000 4.000
03/15/2054
15,126,934
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose, Series 2025A
(Tax-Exempt) (Aa1/NR)
9,120,000 5.000
03/15/2054
9,532,757
Dormitory Authority of The State of New York State Sales Tax RB
Series 2024B (Tax-Exempt) (Aa1/NR)
4,580,000 5.000
03/15/2051
4,792,289
2,000,000 5.000
03/15/2052
2,095,088
Dutchess County Local Development Corp. RB for Health
QuestSystems, Inc. Project Series 2016B (Baa3/BBB+)
22,400,000 5.000
07/01/2046
22,399,341
Dutchess County Local Development Corp. RB Refunding for
Bard College Project Series 2020 A (NR/BBB+)
1,030,000 5.000
07/01/2040
1,054,500
2,840,000 5.000
07/01/2045
2,873,184
5,500,000 5.000
07/01/2051
5,519,174
Empire State Development New York State Urban Development
Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
1,710,000 3.000
03/15/2050
1,281,667
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
66,000,000 0.000
(c)(e)
06/01/2060
1,817,059
Hempstead town Local Development Corp. RB Refunding for
Molloy College Project Series 2017 (NR/BBB)
900,000 5.000
07/01/2033
911,714
600,000 5.000
07/01/2035
606,573
670,000 5.000
07/01/2036
676,901
Huntington Local Development Corp. RB for Gurwin Independent
Housing Obligated Group Series 2021 A (NR/NR)
5,230,000 5.250
07/01/2056
4,452,659
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A2/A)
7,950,000 4.750
11/15/2045
8,056,640
2,000,000 5.000
11/15/2050
2,031,058
2,000,000 5.250
11/15/2055
2,044,354

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Green Bond Series 2020
D-3 (A2/A)
$ 5,285,000 4.000%
11/15/2050
$ 4,796,663
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-2 (A2/A)
650,000 0.000
(e)
11/15/2040
357,556
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (BAM) (A2/AA)
27,600,000 4.000
11/15/2048
25,258,146
Metropolitan Transportation Authority RB Refunding Series 2016
D (A2/A)
735,000 5.000
11/15/2029
740,847
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019C (AGM) (A1/AA)
1,785,000 4.000
11/15/2048
1,612,122
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020A-1 (A2/A)
4,435,000 4.000
11/15/2040
4,379,379
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A2/A)
5,000,000 5.000
11/15/2045
5,160,370
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Subseries 2020A-1 (AGM) (A1/AA)
10,000,000 4.000
11/15/2050
9,095,811
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A2/A)
4,415,000 4.000
11/15/2045
4,220,434
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2024A (A2/A)
14,730,000 5.500
11/15/2047
15,924,379
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2025A (A2/A)
1,600,000 5.250
11/15/2045
1,738,310
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
202,665,000 0.000
(e)
06/01/2060
8,333,889
New York City Housing Development Corp. Multi-Family
Mortgage RB 8 Spruce Street Class F Series 2024 Tax-Exempt
Bonds (NR/NR)
2,500,000 5.250
12/15/2043
2,576,113
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
13,815,000 3.000
01/01/2046
11,228,184
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000 3.000
03/01/2049
1,459,838
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
16,470,000 3.000
03/01/2049
12,374,357
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2025
Series AA, Fiscal 2025 Subseries AA-1 (Aa1/AA+)
2,665,000 5.250
06/15/2053
2,835,001
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2026
Series BB (Aa1/AA+)
25,000,000 5.000
06/15/2056
26,248,853
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2024 Series A, Subseries A-1 Tax
Exempt Bonds (Aa1/AAA)
$ 5,000,000 4.000%
05/01/2053
$ 4,619,830
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2026 Series C Tax-Exempt Bonds
(Aa1/AAA)
16,000,000 5.250
11/01/2055
17,044,200
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2026 Series F Subseries F-1 Tax-
Exempt Bonds (Aa1/AAA)
5,000,000 5.000
02/01/2053
5,232,188
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2025 Series D
(Aa1/AAA)
4,575,000 5.250
05/01/2048
4,914,175
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
178,305,000 0.000
(e)
06/01/2060
8,881,693
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
6,250,000 5.150
(c)
11/15/2034
6,256,212
21,095,000 5.375
(c)
11/15/2040
21,111,867
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
29,525,000 7.250
(c)
11/15/2044
29,576,843
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
55,655,000 5.000
(c)
11/15/2044
55,709,781
New York Liberty Development Corp. Revenue Refunding
Bonds for World Trade Center Project Series 2021A
(BAM-TCRS) (NR/AA)
10,770,000 3.000
11/15/2051
7,938,570
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-2 (A1/NR)
1,350,000 2.625
09/15/2069
1,283,370
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-3 (Baa1/NR)
1,330,000 2.800
09/15/2069
1,258,656
New York State Authority Income Tax Rev Bonds 2025 A
(Aa1/NR)
37,000,000 5.000
03/15/2051
39,001,411
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 B (Baa1/NR)
150,000 3.560
07/01/2026
150,000
60,000 3.760
07/01/2028
58,431
300,000 3.820
07/01/2029
288,518
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
715,000 4.000
07/01/2031
682,070
870,000 4.000
07/01/2032
818,559
925,000 4.000
07/01/2033
857,805
845,000 4.000
07/01/2035
760,783
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (B2/B)
3,425,000 4.000
07/01/2045
2,831,589

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (AGM) (A1/AA)
$ 12,430,000 3.000%
09/01/2050
$ 8,987,344
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
6,160,000 4.000
09/01/2045
5,658,536
2,325,000 4.000
09/01/2050
1,976,514
New York State Dormitory Authority Revenues Non State
Supported Debt Series 2022 1- A (NR/AA-)
8,000,000 4.000
07/01/2051
7,363,791
New York State Environmental Facilities Corp Solid Waste
Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,685,000 2.875
(a)(b)(c)
12/01/2044
1,644,911
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
3,775,000 4.250
(a)(b)(c)
09/01/2050
3,856,532
New York State Environmental Facilities Corporation Solid Waste
Disposal RB for Casella Waste Systems, Inc. Project Series
2020R-2 (B1/B+)
2,475,000 5.125
(a)(b)(c)
09/01/2050
2,611,543
New York State Thruway Authority General RB Series P (Aa3/A+)
1,100,000 5.000
01/01/2049
1,166,054
1,000,000 5.250
01/01/2054
1,067,687
New York State Thruway Authority New York State Personal
Income Tax Revenue Green Bonds, Series 2022C
(Climate Bond Certified) (NR/AA+)
5,000,000 5.000
03/15/2054
5,169,686
New York State Thruway Authority State Personal Income Tax
Revenue Green Bonds Series 2025B (Tax-Exempt) (Aa1/NR)
25,000,000 5.000
03/15/2055
26,097,708
New York State Urban Development Corp. Sales Tax RB Series
2023A (Aa1/NR)
8,300,000 5.000
03/15/2052
8,605,406
New York State Urban Development
Corporation State Personal Income Tax RB
(General Purpose) Series 2023A (Tax-Exempt) (Aa1/NR)
1,000,000 5.000
03/15/2058
1,035,057
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
975,000 4.000
12/01/2040
971,981
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
1,315,000 5.000
01/01/2031
1,348,449
2,850,000 5.000
01/01/2033
2,912,307
2,075,000 5.000
01/01/2034
2,117,296
10,465,000 4.000
01/01/2036
10,465,604
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa2/NR)
7,150,000 5.000
01/01/2036
7,276,914
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
9,000,000 4.000
10/01/2030
9,197,517
2,390,000 5.000
10/01/2035
2,498,030
18,165,000 5.000
10/01/2040
18,701,281
5,405,000 4.375
10/01/2045
5,221,623
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa1/NR)
$ 7,250,000 5.000%
07/01/2041
$ 7,252,913
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa1/AA)
24,810,000 5.250
01/01/2050
24,808,529
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (AMT) (Baa1/NR)
10,000,000 4.000
07/01/2046
8,880,123
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/AA)
17,000,000 6.000
06/30/2054
17,817,134
New York Transportation Development Corp. Special Facilities
RB Series 2024 John F. Kennedy International Airport New
Terminal One Project (AMT) (Baa3/NR)
6,465,000 5.500
06/30/2054
6,606,527
New York Transportation Development Corp. Special Facilities
RB Series 2024 John F. Kennedy International Airport New
Terminal One Project Green Bonds (Baa3/NR)
25,675,000 5.000
06/30/2060
25,519,959
New York Transportation Development Corp. Special Facility RB
for Laguardia Airport Terminal B Redevelopment Project
Series 2016 A (AMT) (Baa1/NR)
2,500,000 4.000
07/01/2041
2,343,348
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2016 (NR/B+)
6,475,000 5.000
08/01/2031
6,475,218
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
5,695,000 5.250
08/01/2031
5,955,736
14,805,000 5.375
08/01/2036
15,448,554
New York Transportation Development Corporation Special
Facilities RB Senior Series 2024A (AGM) (A1/AA)
6,500,000 4.500
12/31/2054
6,373,324
New York Transportation Development Corporation Special
Facilities RB Series 2023 John F. Kennedy International
Airport New Terminal One Project Green Bonds
(Subject To AMT) (AGM) (A1/AA)
9,900,000 5.125
06/30/2060
10,003,220
New York Transportation Development Corporation Special
Facilities RB Series 2024 (Amt) (Baa3/NR)
6,470,000 5.500
06/30/2060
6,602,665
New York Transportation Development Corporation Special
Facilities RB Series 2025 (Baa3/AA)
10,000,000 6.000
06/30/2059
10,620,550
New York Transportation Development Corporation Special
Facilities RB, Series 2023 (Delta Air Lines, Inc. - Laguardia
Airport Terminals C&D Redevelopment Project) (Baa2/BBB-)
1,875,000 5.625
04/01/2040
2,003,250
New York Transportation Development
Corporation Special Facilities RB, Series 2023
17,110,000 5.375
06/30/2060
17,204,943
Niagara Area Development Corporation Tax-Exempt RB for
Catholic Health System, Inc. Project Series 2022 (B2/B)
5,950,000 5.000
07/01/2052
5,401,824

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Oneida County Local Development Corp. RB Mohawk
Valley Health System Project Series 2019
(Tax-Exempt) (AGM) (NR/AA)
$ 420,000 4.000%
12/01/2032
$ 427,314
560,000 4.000
12/01/2033
568,497
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
150,000 4.000
12/01/2034
151,962
910,000 4.000
12/01/2038
901,379
1,470,000 3.000
12/01/2039
1,263,564
980,000 3.000
12/01/2040
827,409
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
780,000 4.000
07/01/2039
671,137
4,835,000 3.000
07/01/2044
3,293,740
Oneida Indian Nation Tax RB Series 2024B
(Federally Tax-Exempt) (NR/NR)
2,300,000 6.000
(c)
09/01/2043
2,501,974
Onondaga Civic Development Corp. New York Tax-Exempt RR
Bonds Crouse Health Hospital Inc. Project Series 2024A
(NR/NR)
350,000 5.000
08/01/2031
353,609
325,000 5.000
08/01/2032
327,821
385,000 5.000
08/01/2033
387,290
900,000 5.125
08/01/2044
864,843
900,000 5.375
08/01/2054
872,353
Port Authority of New York Consolidated Bonds 234th Series
(Aa3/AA-)
4,150,000 5.250
08/01/2047
4,393,127
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
6,510,000 4.250
05/01/2052
6,067,891
Suffolk Regional Off-Track Betting Corporation Tax Exempt GO
RB Series 2024 (NR/NR)
13,800,000 5.750
12/01/2044
14,236,908
13,950,000 6.000
12/01/2053
14,302,441
The Orange County Funding Corporation Tax-Exempt RB Mount
Saint Mary College Project Series 2012A (NR/NR)
670,000 5.000
07/01/2042
514,551
The Orange County Funding Corporation Tax-Exempt Revenue
Refunding Bonds Mount Saint Mary College Project Series
2022A (NR/NR)
320,000 5.000
07/01/2034
281,159
Town of Hempstead Local Development Corp. Education RB for
Evergreen Charter School Project Series 2022A (NR/BB)
5,155,000 5.500
06/15/2057
5,141,694
Transportation Infrastructure Properties LLC Trips Obligated
Group Build NYC Resource Corporation Senior Airport
Facilities RB Trips Obligated Group Series 2025 (NR/BBB+)
5,750,000 5.500
07/01/2055
5,970,924
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA
Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
10,000,000 4.250
05/15/2058
9,684,854
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries
2024A-1 (NR/AA+)
15,000,000 4.125
05/15/2064
13,688,682
Triborough Bridge and Tunnel Authority
25,000,000 5.000
05/15/2054
26,001,440
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Triborough Bridge and Tunnel Authority – (continued)
$ 15,000,000 5.250%
05/15/2064
$ 15,641,665
Tsasc, Inc. Tobacco Settlement Bonds Tobacco Settlement Bonds
Fiscal 2017 Series B (NR/NR)
6,830,000 5.000
06/01/2048
6,595,118
Ulster County Capital Resource Corporation Tax-Exempt RB
Woodland Pond At New Paltz Project Series 2025 (NR/NR)
4,000,000 5.875
(c)
09/15/2059
4,064,486
Westchester County Local Development Corp. RB Series 2016
(Caa1/BB)
900,000 5.000
11/01/2033
900,339
1,710,000 5.000
11/01/2034
1,710,539
Westchester County Local Development Corporation RB for
Westchester Medical Center Obligated Group Project Series
2016 (Caa1/BB)
725,000 5.000
11/01/2030
725,390
5,845,000 5.000
11/01/2046
5,542,553
Westchester County Local Development Corporation RB Series
2026A Senior Lien Sunrise of Tarrytown Project (NR/NR)
3,225,000 6.500
(c)
12/01/2065
3,380,485
Westchester County Local Development
Corporation RB, Series 2023
900,000 6.250
11/01/2052
947,420
Western Regional off-Track Betting Corp. RB Refunding Series
2021 (NR/NR)
1,785,000 4.125
(c)
12/01/2041
1,739,006
Yonkers Economic Development Corp. RB for Charter School of
Educational Excellence Project Series 2019 A (NR/NR)
475,000 5.000
10/15/2039
475,364
1,180,000 5.000
10/15/2049
1,089,119
1,225,000 5.000
10/15/2054
1,104,003
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
2,820,000 5.000
10/15/2040
2,828,243
1,325,000 5.000
10/15/2050
1,239,019
1,137,412,454
North Carolina - 0.3%
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
4,565,000 5.500
07/01/2047
4,826,486
975,000 5.500
07/01/2052
1,015,931
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
6,740,000 5.250
07/01/2053
6,974,671
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
3,345,000 5.000
12/31/2037
3,347,724
North Carolina Department of Transportation Tax Exempt Private
Activity RB Series 2015 (NR/NR)
5,000,000 5.000
06/30/2054
4,999,806
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
365,000 4.000
09/01/2046
328,328
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
1,000,000 4.000
03/01/2041
979,949
6,025,000 4.000
03/01/2051
5,245,577

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB for Maryfield, Inc.
Obligated Group Series 2020 A (NR/NR)
$ 1,400,000 5.000%
10/01/2045
$ 1,398,938
3,260,000 5.000
10/01/2050
3,095,594
North Carolina Medical Care Commission RB for Rex Hospital,
Inc. Obligated Group Series 2020 A (Aa2/AA)
2,000,000 3.000
07/01/2045
1,658,219
North Carolina Medical Care Commission RB Refunding for The
Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000 4.000
07/01/2039
1,428,278
1,650,000 5.000
07/01/2039
1,673,396
1,035,000 4.000
07/01/2044
942,007
1,160,000 5.000
07/01/2044
1,168,083
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB  Series 2024A (NR/NR)
1,470,000 5.000
10/01/2049
1,489,334
2,745,000 5.125
10/01/2054
2,773,576
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Twin Lakes Community, Series 2025 A
(NR/NR)
3,650,000 5.250
01/01/2055
3,728,030
47,073,927
North Dakota - 0.0%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (AGM) (A1/AA)
1,925,000 3.000
12/01/2051
1,384,929
City of Horace North Dakota Refunding Improvement Bonds
Series 2024C (Ba1/NR)
1,350,000 5.000
05/01/2050
1,311,465
2,696,394
Ohio - 3.2%
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/NR)
82,630,000 5.000
06/01/2055
64,687,102
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/BBB+)
8,200,000 3.000
06/01/2048
5,895,199
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset Backed Refunding Bonds Series 2020
(NR/BBB+)
3,330,000 4.000
06/01/2048
2,928,281
Centerville Ohio Health Care RB Refunding and Improvement for
Graceworks Lutheran Services Series 2017 (NR/NR)
2,500,000 5.250
11/01/2037
2,522,100
1,000,000 5.250
11/01/2047
992,491
2,320,000 5.250
11/01/2050
2,255,522
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba2/BB+)
22,320,000 5.375
09/15/2027
22,354,893
Cleveland-Cuyahoga County Port Authority Development RB
Series 2017 Pinecrest Public Improvement Project (NR/NR)
9,900,000 7.000
(c)
11/15/2048
10,126,835
Cleveland-Cuyahoga County Port Authority Tax Allocation for
Flats East Bank TIF District Series 2021 B (NR/NR)
2,390,000 4.500
(c)
12/01/2055
1,976,703
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Cleveland-Cuyahoga County Port Authority Tax Allocation
Refunding for Flats East Bank TIF District Series 2021 A
(NR/BB)
$ 1,740,000 4.000%
(c)
12/01/2055
$ 1,378,277
Cleveland-Cuyahoga County Port Authority Tax-Exempt Refunding
and Improvement Lease RB for Constellation Schools Project
Series 2024A (NR/NR)
1,600,000 5.875
(c)
01/01/2049
1,613,842
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
6,425,000 7.000
(c)
07/01/2053
6,477,070
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
1,180,000 5.000
05/15/2032
1,202,128
2,775,000 5.375
05/15/2037
2,849,532
3,910,000 5.500
05/15/2042
3,965,040
County of Cuyahoga Ohio Hospital RB for The Metrohealth
System Series 2017 (Baa3/BBB-)
5,000,000 5.500
02/15/2052
5,006,019
County of Darke RB for Wayne Hospital Company Obligated
Group Wayne Health Care Project Series 2019 A (NR/NR)
2,400,000 4.000
09/01/2040
2,158,693
825,000 4.000
09/01/2045
695,458
1,075,000 5.000
09/01/2049
1,018,226
County of Franklin Health Care Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
4,600,000 5.250
07/01/2041
4,818,587
12,065,000 5.500
07/01/2041
12,849,943
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
12,845,000 5.250
11/15/2055
12,290,203
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2015B (Baa3/BBB-)
1,535,000 4.000
11/15/2045
1,353,578
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Baa3/BBB-)
53,885,000 5.250
11/15/2048
54,179,950
County of Summit Green Local School District Improvement
Bonds Series 2022A (SD CRED PROG) (NR/AA+)
4,205,000 5.500
11/01/2059
4,365,387
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa3/BBB-)
9,110,000 5.250
02/15/2047
9,119,739
3,450,000 5.000
02/15/2057
3,265,760
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2009 B (Baa3/BBB-)
19,555,000 8.223
02/15/2040
22,299,906
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2017 (Baa3/BBB-)
7,520,000 5.000
02/15/2042
7,520,623
7,500,000 4.750
02/15/2047
7,164,624
Franklin County Convention Facilities Authority RB for Greater
Columbus Convention Center Project Series 2019 (NR/BBB-)
13,400,000 5.000
12/01/2051
13,271,517
Hamilton County Health Care RB Refunding for Life Enriching
Community Project Series 2012 (NR/NR)
2,000,000 5.000
01/01/2042
2,000,161

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Hamilton County Health Care RB Refunding for Life Enriching
Community Project Series 2012 (NR/NR) – (continued)
$ 1,610,000 5.000%
01/01/2046
$ 1,610,083
Muskingum County Hospital Facilities RB Refunding for Genesis
Healthcare System Project Series 2013 (Ba1/BB+)
10,050,000 5.000
02/15/2048
9,740,714
Northeast Ohio Medical University RB Refunding Series 2021 A
(A3/NR)
450,000 3.000
12/01/2040
379,504
200,000 4.000
12/01/2045
183,097
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)
1,135,000 3.750
(c)
01/15/2028
1,139,402
6,055,000 4.250
(c)
01/15/2038
6,083,991
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
4,790,000 5.000
12/01/2050
4,645,068
Ohio Housing Finance Agency Multifamily Housing RB Haven'S
Edge Apartments Project Series 2025A (NR/NR)
1,425,000 5.700
(c)
08/01/2043
1,489,180
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
10,060,000 5.000
01/15/2050
10,210,351
Ohio State Hospital RB Refunding for Aultman Health Foundation
Obligated Group Series 2018 (NR/NR)
1,075,000 5.000
(c)
12/01/2033
1,081,172
7,510,000 5.000
(c)
12/01/2038
7,401,982
16,000,000 5.000
(c)
12/01/2048
14,388,134
Ohio State RB Refunding for University Hospitals Health System,
Inc. Obligated Group Series 2020 A (A3/A)
2,000,000 3.000
01/15/2045
1,636,740
Port of Greater Cincinnati Development Authority Ohio Special
Obligation Development Revenue and Refunding Bonds Series
2026 (NR/NR)
2,085,000 6.250
(c)
03/01/2051
2,187,812
4,115,000 5.750
(c)
03/01/2059
4,124,175
Port of Greater Cincinnati Development Authority Ohio Tax
Increment Financing RB Series 2024 (NR/NR)
4,000,000 5.125
12/01/2055
4,025,216
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
1,895,000 4.250
(c)
12/01/2050
1,894,120
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
4,225,000 5.000
12/01/2046
4,176,442
Port of Greater Cincinnati Development Authority Special
Obligation Tax Increment Financing RB Series 2019A
(NR/NR)
9,520,000 5.000
11/01/2051
9,496,503
Stark County Port Authority Tax Increment Financing RB Series
2023 (NR/NR)
16,865,000 6.375
(c)
12/30/2048
17,607,702
State of Ohio Higher Educational Facility RB for Capital
University 2022 Project (NR/BBB-)
1,800,000 6.000
09/01/2047
1,836,753
3,225,000 6.000
09/01/2052
3,262,612
State of Ohio Hospital RB for University Hospital Health System
Series 2021A (A3/A)
22,915,000 4.000
01/15/2046
21,152,298
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
$ 1,475,000 4.000%
01/01/2043
$ 1,433,401
950,000 4.000
01/01/2046
893,792
1,115,000 4.000
01/01/2051
986,408
2,520,000 4.000
01/01/2057
2,159,619
University of Cincinnati General Receipts Bonds Series 2024A
(Aa3/AA-)
15,000,000 5.250
06/01/2054
15,806,721
445,636,381
Oklahoma - 1.0%
Broken Arrow Economic Development Authority Hackberry
Market Increment District Project Tax Apportionment Bonds
Series 2025 (NR/NR)
5,000,000 6.625
06/01/2045
5,203,147
9,240,000 6.750
06/01/2050
9,461,158
Norman Regional Hospital Authority RB Norman Regional
Hospital Authority Obligated Group Series 2019 (Caa2/CCC)
1,075,000 4.000
09/01/2045
722,025
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba1/BB+)
31,985,000 5.500
08/15/2057
32,124,372
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (AGM) (A1/AA)
2,400,000 4.000
08/15/2052
1,985,111
2,000,000 4.125
08/15/2057
1,673,791
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba1/BB+)
2,050,000 5.250
08/15/2048
2,060,910
8,005,000 5.500
08/15/2052
8,050,586
Oklahoma Water Resources Board Revolving Fund RB for
Drinking Water Program Series 2023A (OK CERF) (NR/AAA)
1,000,000 4.000
04/01/2048
956,984
4,000,000 4.125
04/01/2053
3,783,490
Trustees of The Tulsa Municipal Airport Trust  RB, Series 2025
(NR/B+)
14,425,000 6.250
12/01/2035
16,339,238
4,625,000 6.250
12/01/2040
5,131,025
Tulsa Authority for Economic Opportunity Increment District
No. 8 Tax Allocation for Santa Fe Square Project Series 2021
(NR/NR)
11,730,000 4.375
(c)
12/01/2041
11,245,226
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 A (AMT) (NR/NR)
4,680,000 5.500
12/01/2035
4,680,976
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 B (AMT) (NR/NR)
25,675,000 5.500
12/01/2035
25,680,353
Wagoner County Development Authority Sales Tax RB Series 2025
(NR/NR)
2,250,000 6.750
05/01/2040
2,311,742
131,410,134
Oregon - 0.1%
Asante Health System Obligated Group The Hospital Facilities
Authority of The City of Medford Oregon Revenue
and Refunding Bonds Asante Projects, Series 2020A
(AGM) (NR/AA)
900,000 3.000
08/15/2050
659,668

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oregon – (continued)
Clackamas County Hospital Facility Authority RB Refunding for
Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
$ 130,000 5.250%
11/15/2050
$ 130,130
225,000 5.375
11/15/2055
225,237
Oregon Facilities Authority Tax Exempt RB Refunding Bonds for
Samaritan Health Services Project 2020 Series A (NR/BBB)
270,000 5.000
10/01/2028
278,940
Port of Portland International Airport RB Series 28 (NR/AA-)
2,400,000 4.000
07/01/2047
2,252,597
The Hospital Facilities Authority of The City of Astoria Oregon RB
Columbia Memorial Hospital Project Series 2024 (NR/BBB)
5,400,000 5.250
08/01/2049
5,517,472
5,625,000 5.250
08/01/2054
5,729,164
14,793,208
Pennsylvania - 3.1%
Adams County General Authority Gettysburg College  RB, Series
of 2025 (Baa1/A)
5,425,000 5.000
08/15/2050
5,544,957
Allegheny County Airport Authority Airport RB Series 2021A
(AMT) (A2/NR)
3,000,000 5.000
01/01/2056
3,024,469
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018 A
USD (NR/A)
32,200,000 4.000
04/01/2044
30,132,052
Allegheny County IDA Penn Hills Charter School of
Entrepeneurship Series A (NR/BB)
1,020,000 4.000
06/15/2041
907,618
975,000 4.000
06/15/2051
770,828
1,070,000 4.000
06/15/2056
813,013
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (Ba2/BB+)
3,150,000 5.125
05/01/2030
3,318,539
Allentown Neighborhood Improvement Zone Development
Authority Senior Tax RB Series 2024A (NR/NR)
1,175,000 5.250
(c)
05/01/2042
1,221,861
Allentown Neighborhood Improvement Zone Development
Authority Subordinate Tax RB for City Center Project Series
2022 (NR/NR)
7,475,000 5.250
(c)
05/01/2042
7,784,253
Allentown Neighborhood Improvement Zone Development
Authority Subordinate Tax RB Series 2024B (NR/NR)
2,800,000 6.000
(c)
05/01/2042
2,933,951
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Project Series 2024
(Ba2/NR)
7,155,000 5.000
(c)
05/01/2042
7,475,993
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2017 (Ba2/NR)
1,400,000 5.000
(c)
05/01/2032
1,409,840
15,735,000 5.000
(c)
05/01/2042
15,779,017
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2018 (Ba2/NR)
1,000,000 5.000
(c)
05/01/2033
1,025,593
3,000,000 5.000
(c)
05/01/2042
3,015,649
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development
Authority Tax RB Series 2025 (Ba2/NR)
$ 1,200,000 5.500%
(c)
05/01/2032
$ 1,289,071
1,825,000 6.000
(c)
05/01/2042
2,024,559
Bucks County IDA Hospital RB for Grand View Hospital Project
Series 2021 (NR/BBB+)
11,200,000 4.000
07/01/2051
9,781,939
Bucks County Industrial Development Authority RB for Grand
View Hospital and Sellersville PA Obligated Group Series
2021 (NR/BBB+)
4,005,000 5.000
07/01/2054
4,016,695
Bucks County Industrial Development Authority RB Refunding for
Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,250,000 5.000
10/01/2037
1,263,996
Cheltenham Township IDA Arcadia University RB Series of 2024
(NR/BBB-)
5,100,000 5.000
04/01/2044
4,989,229
1,800,000 5.750
04/01/2054
1,760,092
Chester County Health and Education Facilities Authority RB
Series 2025 (NR/NR)
4,000,000 5.250
06/01/2055
4,104,683
Chester County IDA RB for Collegium Charter School Project
Series 2022 (NR/BB)
2,850,000 6.000
(c)
10/15/2052
2,785,714
Chester County IDA Student Housing RB for University Student
Housing, LLC Project West Chester University Series 2013 A
(Ba1/NR)
500,000 5.000
08/01/2035
500,088
1,070,000 5.000
08/01/2045
1,044,745
Commonwealth Financing Authority Tobacco Master Settlement
Payment RB Series 2018 (AGM) (Aa3/AA)
2,325,000 4.000
06/01/2039
2,297,047
Cumberland County Municipal Authority RB Diakon Lutheran
Social Ministries Series 2015 (NR/NR)
505,000 5.000
01/01/2038
505,302
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/CCC-)
5,100,000 5.875
(c)
10/15/2040
2,805,000
17,325,000 6.250
(c)
10/15/2053
9,528,750
Dauphin County General Authority University RB for Harrisburg
University of Science & Technology Project Series 2017
(NR/CCC-)
850,000 5.000
(c)
10/15/2034
467,500
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
2,375,000 5.375
(c)
07/01/2039
2,599,414
Doylestown Hospital Authority Commonwealth of Pennsylvania
Hospital RB 2013 Series A (Aa3/AA)
1,000,000 5.000
07/01/2028
1,001,777
Doylestown Hospital Authority RB Series 2016A (Aa3/AA)
445,000 5.000
07/01/2041
445,395
1,620,000 4.000
07/01/2045
1,545,465
1,340,000 5.000
07/01/2046
1,341,057
Doylestown Hospital Authority RB Series 2016A (Aa3/NR)
180,000 4.000
(f)
07/01/2029
185,501
Doylestown Hospital Authority RB Series 2019A (NR/NR)
415,000 5.000
(f)
07/01/2026
415,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Franklin County Industrial Development Authority RB Refunding
for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
$ 1,100,000 5.000%
12/01/2043
$ 1,093,751
900,000 5.000
12/01/2048
832,865
1,750,000 5.000
12/01/2053
1,572,907
Geisinger Authority Health System RB for Geisinger Health
System Series 2007 (NR/AA-)
(3M USD SOFR + 0.77%)
52,950,000 0.907
(g)(i)
05/01/2037
51,182,863
Hiladelphia Authority for Industrial Development Pennsylvania
Healthcare Facility RB Series 2025A (NR/NR)
1,500,000 6.250
06/01/2055
1,608,626
Lancaster County Hospital Authority RB Series 2020 (NR/NR)
750,000 5.000
03/01/2050
677,665
Lancaster Municipal Authority Healthcare Facilities RB Series A of
2025 Luthercare Project Tax-Exempt (NR/NR)
1,150,000 5.000
12/01/2055
1,148,235
Latrobe Industrial Development Authority RB for Seton Hill
University Series of 2021 (NR/BBB-)
285,000 5.000
03/01/2032
295,461
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
450,000 4.000
03/01/2035
432,488
465,000 4.000
03/01/2036
441,989
275,000 4.000
03/01/2037
257,153
335,000 4.000
03/01/2039
305,142
250,000 4.000
03/01/2040
224,222
250,000 4.000
03/01/2041
219,907
625,000 4.000
03/01/2046
522,207
675,000 4.000
03/01/2051
533,543
Latrobe Industrial Development Authority University RB Series of
2026 (NR/BBB-)
1,940,000 5.375
03/01/2051
1,916,874
2,220,000 5.500
03/01/2056
2,201,735
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
4,060,000 5.250
07/01/2044
3,950,367
Mercer County Industrial Development Authority College RB for
Thiel College Project Series 2020 (NR/NR)
3,985,000 6.125
(c)
10/01/2050
2,817,316
Monroe County Industrial Development Authority Special
Obligation Revenue Refunding Bonds Tobyhanna Township
Project, Series of 2025 (Tax-Exempt) (NR/NR)
2,075,000 5.000
07/01/2031
2,134,493
Monroe County Industrial Development Authority Tax Increment
Financing Revenue Refunding Bonds Camelback Pocono
Township Project Series of 2025 (Tax-Exempt) (NR/NR)
1,485,000 5.000
07/01/2033
1,525,439
Montgomery County Industrial Development Authority Retirement
Communities RB Acts Retirement-Life Communities Inc
Obligated Group Series 2025A (NR/NR)
1,500,000 5.000
11/15/2055
1,513,267
Northampton County Industrial Development Authority RB
Refunding for Morningstar Senior Living, Inc. Obligated
Group Series 2019 (NR/NR)
1,900,000 5.000
11/01/2044
1,895,919
2,100,000 5.000
11/01/2049
1,974,259
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Northeastern Pennsylvania Hospital & Education Authority RB for
King's College Project Series 2019 (NR/BBB)
$ 2,145,000 5.000%
05/01/2044
$ 2,135,332
Pennsylvania Economic Development Financing Authority Exempt
Facilities RR Bonds Series 2009B (B1/B+)
3,675,000 5.250
(a)(b)
12/01/2038
3,679,114
Pennsylvania Economic Development Financing Authority Exempt
Facilities RR Bonds Series 2009C (B1/B+)
6,450,000 5.250
(a)(b)
12/01/2037
6,457,178
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project, Series 2023B-1 (NR/NR)
1,850,000 5.250
07/01/2049
1,886,954
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project, Series 2023B-2 (NR/NR)
2,750,000 5.000
07/01/2042
2,854,276
2,300,000 5.250
07/01/2046
2,374,795
Pennsylvania Economic Development Financing Authority RB
Refunding for Presbyterian Homes Obligated Group Series
2021 (NR/NR)
2,100,000 4.000
07/01/2041
2,050,769
2,305,000 4.000
07/01/2046
2,104,778
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB Noble Environmental Inc. Project Series
2026 (NR/NR)
9,250,000 5.450
(a)(b)(c)
03/01/2056
9,581,104
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
5,000,000 5.000
12/31/2057
5,080,575
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
5,025,000 5.250
06/30/2053
5,115,091
16,825,000 6.000
06/30/2061
17,912,387
Pennsylvania Economic Development Financing Authority
University RB Eastern University Project Series 2026
(NR/BBB-)
2,250,000 5.250
10/01/2050
2,227,132
3,400,000 5.375
10/01/2055
3,370,235
Pennsylvania Higher Educational Facilities Authority La Salle
University RB Series 2012 (NR/BB-)
2,855,000 4.000
05/01/2032
2,259,346
2,830,000 5.000
05/01/2037
2,059,899
Pennsylvania Higher Educational Facilities Authority RB for
Foundation for Indiana University of Pennsylvania Series 2007
A (AGC) (NR/AA)
(3M USD SOFR + 0.65%)
10,850,000 3.298
(i)
07/01/2039
10,350,914
Pennsylvania Higher Educational Facilities Authority RB for La
Salle University Series 2012 (NR/BB-)
5,955,000 5.000
05/01/2042
3,973,750
Pennsylvania Higher Educational Facilities Authority Student
Housing RB Refunding for University Properties, Inc. Student
Housing Project Series 2016 A (Baa3/NR)
365,000 5.000
07/01/2031
364,996
400,000 5.000
07/01/2035
390,059

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
$ 1,705,000 5.250%
06/15/2052
$ 1,676,793
Philadelphia Authority for Industrial Development Charter School
RB for Tacony Academy Charter School Project Series 2023
(NR/BB)
1,150,000 5.375
(c)
06/15/2038
1,164,513
1,600,000 5.500
(c)
06/15/2043
1,620,686
Philadelphia Authority for Industrial Development Charter School
RB Tech Freire Charter School Project Series 2019A (NR/NR)
4,100,000 5.500
(c)
06/01/2049
3,714,321
Philadelphia Authority for Industrial Development La Salle
University  RB, Series 2017 (NR/BB-)
100,000 3.500
05/01/2032
77,231
Philadelphia Authority For Industrial Development La Salle
University RB Series 2017 (NR/BB-)
3,480,000 4.000
05/01/2042
2,027,053
Philadelphia Authority For Industrial Development La Salle
University RB Series 2024 (NR/BB-)
23,260,000 6.250
(c)
05/01/2042
18,133,061
Philadelphia Authority for Industrial Development Pennsylvania
Healthcare Facility RB Series 2025A (NR/NR)
2,250,000 5.750
06/01/2050
2,343,828
Philadelphia Authority for Industrial Development RB for
Independence Charter School Series 2019 (NR/NR)
2,225,000 5.000
06/15/2050
2,062,967
Philadelphia Hospitals and Higher Education Facilities Authority
RB for Temple University Health System Obligation Group
Series 2017 (Baa3/BBB)
3,000,000 5.000
07/01/2034
3,021,575
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
4,490,000 5.000
07/01/2032
4,531,071
Scranton Redevelopment Authority RB Refunding for Guaranteed
Lease Series 2016 A (MUN GOVT GTD) (NR/A-)
1,020,000 5.000
11/15/2028
1,020,985
Susquehanna Area Regional Airport Authority RB Refunding for
Airport System Series 2017 (Baa3/NR)
1,100,000 5.000
01/01/2035
1,106,368
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
555,000 5.000
10/01/2039
531,662
1,125,000 5.000
10/01/2049
973,033
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 A-4 (NR/NR)
23,036,000 7.000
06/30/2039
19,473,976
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-1 (NR/NR)
12,176,000 0.000
(g)
06/30/2044
9,170,510
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-2 (NR/NR)
4,730,000 0.000
(g)
06/30/2044
2,679,260
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-1 (NR/NR)
4,387,000 8.000
06/30/2034
4,470,824
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-2 (NR/NR)
$ 2,188,000 6.000%
06/30/2034
$ 2,319,817
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-3 (NR/NR)
31,112,000 5.000
06/30/2039
29,703,846
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022A (NR/NR)
4,485,000 6.250
(c)
07/01/2057
4,496,699
Washington County Redevelopment Authority RB Refunding for
Victory Center Tax Increment Financing Project Series 2018
(NR/BB)
515,000 5.000
07/01/2028
517,708
1,000,000 5.000
07/01/2035
1,005,510
Westmoreland County Industrial Development Authority RB
Refunding for Excela Health Obligated Group Series 2020 A
(Baa3/NR)
1,475,000 4.000
07/01/2037
1,419,612
428,625,938
Puerto Rico - 9.2%
GDB Debt Recovery Authority Bonds (NR/NR)
16,792,334 7.500
08/20/2040
16,462,746
HTA Trust Certificates Class L-2028 Units (NR/NR)
3,919,542 5.250
07/01/2038
3,920,398
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
4,325,000 5.000
(c)
07/01/2030
4,522,496
7,950,000 5.000
(c)
07/01/2035
8,266,932
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
9,270,000 5.000
(c)
07/01/2037
9,752,027
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
50,715,000 5.000
(c)
07/01/2047
51,184,535
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2022 A (NR/NR)
3,000,000 4.000
(c)
07/01/2042
2,918,064
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series 2021 A (NR/NR)
3,250,000 4.000
(c)
07/01/2042
3,161,236
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds 2021 B (NR/NR)
1,035,000 5.000
(c)
07/01/2037
1,080,716
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
22,365,000 4.000
(c)
07/01/2042
21,754,165
Puerto Rico Commonwealth GO Bonds (NR/NR)
48,375,562 0.010
(a)(g)(j)
11/01/2043
34,769,935
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
27,678,380 0.010
(a)(g)(j)
11/01/2051
18,094,741
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
33,066,855 0.010
(a)(g)(j)
11/01/2051
24,221,471
Puerto Rico Commonwealth GO CVIs (NR/NR)
2,012,047 0.010
(a)(g)(j)
11/01/2051
885,301
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
811,379 5.625
07/01/2029
858,805
16,610,960 5.750
07/01/2031
18,126,353
61,106,206 0.000
(e)
07/01/2033
44,773,354

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR) – (continued)
$ 3,435,196 4.000%
07/01/2033
$ 3,479,610
7,201,113 4.000
07/01/2035
7,264,008
10,253,482 4.000
07/01/2037
10,288,356
19,508,950 4.000
07/01/2041
18,993,182
61,917,776 4.000
07/01/2046
56,715,599
Puerto Rico Elecric Power Authority Power Revenue Boards
2010AAA (NR/NR)
1,700,000 5.250 *
07/01/2029
1,300,500
Puerto Rico Electric Power Authority Power RB (NR/NR)
450,000 5.000 *
07/01/2021
344,250
455,000 5.000 *
07/01/2027
348,075
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
1,970,000 4.800 *
07/01/2029
1,507,050
7,725,000 5.000 *
07/01/2029
5,909,625
40,634,700 5.000 *
07/01/2042
31,085,545
Puerto Rico Electric Power Authority Power RB Series 2013A
(NR/NR)
715,000 7.250 *
07/01/2030
549,656
6,760,000 7.000 *
07/01/2033
5,188,300
19,535,000 6.750 *
07/01/2036
14,993,113
6,800,000 7.000 *
07/01/2040
5,219,000
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
1,678,950 10.000 *
07/01/2022
1,301,186
Puerto Rico Electric Power Authority Power RB Series A-4
(NR/NR)
2,415,332 10.000 *
07/01/2019
1,871,882
Puerto Rico Electric Power Authority Power RB Series AAA
(NR/NR)
1,160,000 5.250 *
07/01/2021
887,400
130,000 5.250 *
07/01/2023
99,450
550,000 5.250 *
07/01/2030
420,750
3,970,000 5.250 *
07/01/2031
3,037,050
Puerto Rico Electric Power Authority Power RB Series B-4
(NR/NR)
2,415,332 10.000 *
07/01/2019
1,871,882
Puerto Rico Electric Power Authority Power RB Series BBB
(NR/NR)
90,000 5.400 *
07/01/2028
68,850
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR)
1,545,000 5.000 *
07/01/2022
1,181,925
90,000 4.250 *
07/01/2023
68,850
60,000 4.500 *
07/01/2023
45,900
50,000 4.600 *
07/01/2024
38,250
210,000 4.625 *
07/01/2025
160,650
900,000 5.000 *
07/01/2025
688,500
25,000 5.000 *
07/01/2026
19,125
10,000,000 5.250 *
07/01/2026
7,650,000
65,000 4.800 *
07/01/2027
49,725
2,425,000 5.250 *
07/01/2027
1,855,125
6,020,000 5.000 *
07/01/2028
4,605,300
Puerto Rico Electric Power Authority Power RB Series DDD
(NR/NR)
575,000 5.000 *
07/01/2020
439,875
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series E-1
(NR/NR)
$ 5,036,850 10.000%*
01/01/2021
$ 3,903,559
Puerto Rico Electric Power Authority Power RB Series E-2
(NR/NR)
5,036,850 10.000 *
07/01/2021
3,903,559
Puerto Rico Electric Power Authority Power RB Series E-3
(NR/NR)
1,678,950 10.000 *
01/01/2022
1,301,186
Puerto Rico Electric Power Authority Power RB Series EEE
(NR/NR)
1,175,000 5.950 *
07/01/2030
898,875
6,720,000 6.050 *
07/01/2032
5,140,800
115,000 6.250 *
07/01/2040
87,975
Puerto Rico Electric Power Authority Power RB Series SS
(NR/NR)
130,000 4.625 *
07/01/2030
99,450
Puerto Rico Electric Power Authority Power RB Series TT
(NR/NR)
300,000 4.200 *
07/01/2019
229,500
700,000 5.000 *
07/01/2025
535,500
10,150,000 5.000 *
07/01/2032
7,764,750
5,400,000 5.000 *
07/01/2037
4,131,000
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
1,250,000 5.250
07/01/2032
1,264,841
Puerto Rico Electric Power Authority Power RB Series WW
(NR/NR)
2,000,000 5.500 *
07/01/2020
1,530,000
480,000 5.375 *
07/01/2022
367,200
1,100,000 5.250 *
07/01/2025
841,500
6,030,000 5.250 *
07/01/2033
4,612,950
18,835,000 5.500 *
07/01/2038
14,408,775
Puerto Rico Electric Power Authority Power RB Series XX
(NR/NR)
20,000 4.875 *
07/01/2027
15,300
1,775,000 5.250 *
07/01/2035
1,357,875
54,485,000 5.250 *
07/01/2040
41,681,025
Puerto Rico Electric Power Authority Power RB Series YY
(NR/NR)
2,460,000 6.125 *
07/01/2040
1,881,900
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR)
65,000 3.700 *
07/01/2017
49,725
1,230,000 5.000 *
07/01/2017
940,950
145,000 4.250 *
07/01/2018
110,925
3,130,000 5.000 *
07/01/2019
2,394,450
260,000 4.250 *
07/01/2020
198,900
25,000 5.250 *
07/01/2020
19,125
80,000 4.375 *
07/01/2021
61,200
100,000 4.375 *
07/01/2022
76,500
65,000 5.000 *
07/01/2022
49,725
190,000 4.500 *
07/01/2023
145,350
1,275,000 5.250 *
07/01/2024
975,375
135,000 4.625 *
07/01/2025
103,275
350,000 5.250 *
07/01/2025
267,750
2,475,000 5.250 *
07/01/2026
1,893,375

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB, Series 2013A
(NR/NR)
$ 1,300,000 7.000%*
07/01/2043
$ 997,750
Puerto Rico Electric Power Authority Power RB, Series AAA
(NR/NR)
450,000 5.250 *
07/01/2024
344,250
Puerto Rico Electric Power Authority Power Revenue Custodial
Receipts Series Prb MM (NATL) (NR/NR)
22,555,000 0.000
(c)(g)
07/01/2030
16,014,050
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds Series DDD (NR/NR)
215,000 3.300 *
07/01/2019
164,475
80,000 3.500 *
07/01/2020
61,200
155,000 3.625 *
07/01/2021
118,575
60,000 3.750 *
07/01/2022
45,900
730,000 3.875 *
07/01/2023
558,450
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD SOFR + 0.52%)
38,047,000 3.162
(i)
07/01/2029
37,506,634
Puerto Rico Electric Power Authority RB Refunding Series 2010
ZZ (NR/NR)
126,000 5.000 *
07/01/2024
96,390
Puerto Rico Electric Power Authority RB Series 2010 AAA
(NR/NR)
1,489,000 5.250 *
07/01/2027
1,139,085
5,299,000 5.250 *
07/01/2028
4,053,735
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
24,475,000 5.000 *
07/01/2037
18,723,375
Puerto Rico Electric Power Authority RB Series WW (NR/NR)
5,550,000 5.000 *
07/01/2028
4,245,750
Puerto Rico Industrial Tourist Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
4,185,000 6.250
01/01/2040
4,757,630
Puerto Rico Industrial Tourist Educational,
Medical and Environmental Control Facilities
Financing Authority Dock and Wharf RB
1,355,000 6.500
01/01/2042
1,541,425
6,400,000 6.750
01/01/2045
7,332,465
Puerto Rico Industrial Tourist, Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
465,000 6.500
01/01/2041
535,378
920,000 6.500
01/01/2042
1,055,917
2,275,000 6.750
01/01/2046
2,615,083
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
11,000 0.000
(e)
07/01/2029
10,027
4,301,000 0.000
(e)
07/01/2031
3,676,778
4,843,000 0.000
(e)
07/01/2033
3,843,208
388,936,000 0.000
(e)
07/01/2046
144,669,996
240,225,000 0.000
(e)
07/01/2051
65,263,583
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
107,434,000 4.329
07/01/2040
107,450,792
562,000 4.536
07/01/2053
535,165
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax
Capital Appreciation Restructured RB Series 2019 A-2
(NR/NR) – (continued)
$ 41,286,000 4.784%
07/01/2058
$ 40,384,202
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
3,939,000 4.500
07/01/2034
3,939,431
35,985,000 4.750
07/01/2053
35,525,140
206,245,000 5.000
07/01/2058
205,910,347
1,270,661,150
Rhode Island - 0.5%
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
5,220,000 5.250
05/15/2049
5,479,532
13,785,000 5.250
05/15/2054
14,321,153
Rhode Island Health and Educational Building Corporation Public
Schools Financing RB for Town of Cumberland Issue Series
2023 A (NR/AA+)
10,000,000 4.125
05/15/2053
9,442,238
Rhode Island Health and Educational Building Corporation Student
Housing RB PRG - RI Properties Llc Senior Series 2025A
(AGM) (NR/AA)
6,750,000 5.000
07/01/2065
6,781,392
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(Non-AMT) (GNMA COLL) (Aa1/AA+)
7,190,000 4.600
10/01/2049
7,175,429
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds
Series 2007 B (NR/CCC-)
124,220,000 0.000
(e)
06/01/2052
17,183,787
Tobacco Settlement Financing Corporation Tobacco Settlement
Asset-Backed Bonds Series 2015B (NR/NR)
2,750,000 5.000
06/01/2050
2,749,909
63,133,440
South Carolina - 0.5%
City of Goose Creek South Carolina Carnes Crossroads
Improvement District Assessment RB Series 2025 (NR/NR)
1,000,000 5.250
(c)
10/01/2045
1,026,750
2,000,000 5.500
(c)
10/01/2055
2,023,691
Lancaster County Assessment RB for Edgewater Improvement
District Series 2003 A (NR/NR)
2,175,000 6.875
11/01/2035
2,177,569
Lancaster County South Carolina Roselyn Residential Improvement
District Assessment RB Series 2025 (NR/NR)
1,525,000 6.200
(c)
06/01/2055
1,588,267
Lancaster County South Carolina Roselyn Residential Improvement
District Assessment RB, Series 2025 (NR/NR)
590,000 6.000
(c)
06/01/2045
625,741
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
900,000 5.125
(c)
06/15/2042
880,854
6,160,000 5.250
(c)
06/15/2052
5,685,910
5,615,000 5.250
(c)
06/15/2057
5,085,763

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Jobs-Economic Development Authority Economic
Development RB Bishop Gadsden Episcopal Retirement
Community Series 2025 (NR/NR)
$ 500,000 5.250%
04/01/2051
$ 514,838
1,000,000 5.375
04/01/2056
1,033,750
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
6,925,000 4.500
11/01/2054
6,871,290
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group, Series
2024A (A1/A+)
1,820,000 5.500
11/01/2049
1,957,332
2,730,000 5.500
11/01/2050
2,925,856
South Carolina Jobs-Economic Development Authority Healthcare
RB for Beaufort Memorial Hospital & South of Broad
Healthcare Project Series 2024 (NR/BB)
6,150,000 5.750
11/15/2054
6,266,722
South Carolina Jobs-Economic Development Authority RB for
ACTS Retirement-Life Communities, Inc. Obligated Group
Series 2018 C (NR/NR)
1,350,000 5.000
11/15/2047
1,356,757
South Carolina Jobs-Economic Deveopment Authority RB Wesley
Commons Project Series 2025A (NR/NR)
1,750,000 5.625
10/01/2060
1,766,885
South Carolina Public Service Authority Revenue Obligations 2015
Tax Exempt Series E (A3/A-)
5,000,000 5.250
12/01/2055
5,000,416
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (AGM) (A1/AA)
9,000,000 5.000
12/01/2052
9,303,721
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
2,000,000 3.000
04/15/2049
1,571,501
State of South Carolina Public Service Authority Revenue
Refunding Obligations Series 2022 A (BAM-TCRS) (A3/AA)
5,000,000 4.000
12/01/2052
4,615,661
62,279,274
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
1,050,000 4.000
08/01/2056
834,332
1,450,000 4.000
08/01/2061
1,125,196
1,959,528
Tennessee - 0.5%
City of Bartlett Tennessee Industrial Development Board Tax
Increment RB Union Depot Project Series 2026 (NR/NR)
3,700,000 6.200
(c)
07/01/2049
3,803,263
City of Chattanooga Health, Educational & Housing Board RB for
Commonspirit Health Series 2019A-2 (A3/A-)
2,000,000 5.000
08/01/2049
2,022,268
Greeneville Health & Educational Facilities Board RB for Ballad
Health Obligated Group Series 2018 A (A3/A-)
1,230,000 4.000
07/01/2040
1,183,002
Health, Educational and Housing Facility Board of The
County of Knox Student Housing RB Series 2024A-1
(Tax-Exempt) (BAM) (NR/AA)
1,250,000 5.500
07/01/2054
1,314,869
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee – (continued)
Health, Educational and Housing Facility Board of The
County of Knox Student Housing RB Series 2024A-1
(Tax-Exempt) (BAM) (NR/AA) – (continued)
$ 4,000,000 5.000%
07/01/2064
$ 4,083,489
Industrial Development Board of The Metropolitan Government of
Davidson County Senior Special Assessment RB Series 2021A
(NR/NR)
1,150,000 4.000
(c)
06/01/2051
1,016,873
Industrial Development Board of The Metropolitan Government of
Davidson County Senior Special Assessment Revenue Capital
Appreciation Bonds Series 2021B (NR/NR)
2,515,000 0.000
(c)(e)
06/01/2043
1,176,829
Memphis-Shelby County Industrial Development Board Tax
Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000 4.750
07/01/2027
96,246
4,100,000 5.625
01/01/2046
2,788,263
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities RB Refunding for Trevecca Nazarene
University Project Series 2019 (NR/NR)
275,000 5.000
10/01/2029
279,335
1,210,000 5.000
10/01/2039
1,217,283
500,000 5.000
10/01/2048
482,416
Metropolitan Nashville Airport Authority Subordinate Airport  RB,
Series 2019B (AMT) (A2/NR)
5,000,000 5.000
07/01/2049
5,070,066
Nashville Metropolitan Development & Housing Agency RB for
Fifth+ Broadway Development Project Series 2018 (NR/NR)
850,000 5.125
(c)
06/01/2036
862,527
The Health, Educational and Housing Facility Board of The County
of Shelby Tennessee Student Housing RB Madrone Memphis
Student Housing I LLC - University of Memphis Project Series
2024A-1 (NR/BB+)
900,000 5.000
(c)
06/01/2044
914,098
2,025,000 5.250
(c)
06/01/2056
2,008,091
The Industrial Development Board of The Metropolitan
Government of Nashville And Davidson County Tennessee Tax
Increment Revenue Convertible Capital Appreciation Bonds
Rivergate Mall Project Series 2026 (NR/NR)
8,205,000 0.000
(c)(g)
06/01/2046
6,970,134
The Metropolitan Government of Nashville and Davidson
County Tennessee Water and Sewer Revenue Refunding and
Improvement Bonds, Series 2025 (Aa2/AA)
9,300,000 5.000
07/01/2050
9,745,418
20,000,000 5.250
07/01/2055
21,141,028
66,175,498
Texas - 8.7%
Argyle Special Assessment RB for Waterbrook of Argyle Public
Improvement District Project Series 2018 (NR/NR)
300,000 4.625
(c)
09/01/2028
302,548
2,340,000 5.125
(c)
09/01/2038
2,361,303
2,725,000 5.250
(c)
09/01/2047
2,738,202
Arlington Higher Education Finance Corp. Education RB for Basis
Texas Charter Schools Inc. Series 2024 (Ba2/NR)
970,000 4.875
(c)
06/15/2054
899,131
900,000 4.875
(c)
06/15/2059
822,791
1,100,000 5.000
(c)
06/15/2064
1,014,805
Arlington Higher Education Finance Corp. Education RB for Great
Hearts America - Texas Series 2024A (Ba1/NR)
1,100,000 5.000
08/15/2054
1,043,476

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Arlington Higher Education Finance Corp. Education RB for
Harmony Public Schools Series 2024 (PSF-GTD) (NR/AAA)
$ 10,500,000 4.000%
02/15/2054
$ 9,247,569
Arlington Higher Education Finance Corp. Education RB for
Legacy Traditional Schools Project Series 2022A (NR/NR)
5,500,000 6.750
(c)
02/15/2062
5,534,890
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
1,495,000 5.625 *
08/15/2052
523,250
1,780,000 5.750 *
08/15/2057
623,000
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB)
305,000 4.000
08/15/2036
284,360
560,000 4.000
08/15/2041
491,715
810,000 4.000
08/15/2046
664,270
Arlington Higher Education Finance Corporation Education RB
Logos Preparatory Academy Series 2026 (NR/NR)
8,000,000 6.125
(c)
06/01/2056
7,794,858
16,295,000 6.250
(c)
06/01/2066
15,880,408
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000 5.000
01/01/2029
1,486,212
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RR Bonds, Series 2017A (NR/BB+)
450,000 5.000
01/01/2032
451,420
450,000 5.000
01/01/2033
451,266
Bastrop County Special Assessment for Double Eagle Ranch
Public Improvement District Area One Project RB Series 2023
(NR/NR)
1,000,000 5.375
(c)
09/01/2053
1,008,423
Bastrop County, Special Assessment RB, Series 2024 Double Eagle
Ranch Public Improvement District Improvement Area #2
Project (NR/NR)
505,000 5.250
09/01/2044
522,156
675,000 5.500
09/01/2054
685,270
Baybrook Municipal Utility District No. 1 Texas UT Bonds Series
2025 (BAM) (Baa1/AA)
3,665,000 4.250
05/01/2050
3,478,927
Board of Managers, Joint Guadalupe County - City of Seguin
Hospital Mortgage Improvement RB Refunding Bonds Series
2015 (NR/BB)
3,575,000 5.250
12/01/2035
3,575,935
2,435,000 5.000
12/01/2040
2,434,868
Brazoria County Industrial Development Corp. Solid Waste
Disposal Facilities RB for Aleon Renewable Metals Project
(NR/NR)
6,186,633 0.010
(a)(b)(c)(g)
06/01/2042
154,666
Caddo Mills Independent School District Unlimited Tax School
Building Bonds, Series 2023 (PSF-GTD) (Aaa/NR)
5,035,000 4.250
02/15/2053
4,765,433
Cedar Bayou Navigation District Special Assessment Series 2020
(NR/NR)
9,415,000 6.000
09/15/2051
7,756,109
Celina Independent School District Unlimited Tax School Building
Bonds, Series 2023 (PSF-GTD) (Aaa/AAA)
10,000,000 4.000
02/15/2053
9,227,506
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2021D (A2/A+)
3,670,000 3.000
01/01/2046
2,881,295
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City  of Anna  Texas  A Municipal Corporation  of The State  of
Texas Located In Collin County Special Assessment
RB  Series 2026 (NR/NR)
$ 1,900,000 5.750%
(h)
09/15/2056
$ 1,904,410
City  of Anna  Texas Special Assessment RB  Series 2026 (NR/NR)
756,000 5.625
(c)
09/15/2046
764,198
1,129,000 6.000
(c)
09/15/2056
1,136,985
City  of Aransas Pass  Texas A Municipal Corporation  of
The State  of Texas Located In Aransas County  Nueces
County  And San Patricio County Special Assessment
RB  Series 2026 (NR/NR)
1,404,000 6.000
09/01/2056
1,418,930
City  of Caddo Mills Texas A Municipal Corporation  of The
State  of Texas Located In Hunt County Special Assessment
RB  Series 2026 (NR/NR)
677,000 5.250
09/15/2046
680,624
1,000,000 5.750
09/15/2056
1,007,153
City  of Georgetown  Texas A Municipal Corporation  of The
State  of Texas Located In Williamson County Special
Assessment RB  Series 2026 (NR/NR)
2,300,000 5.625
(c)
09/15/2051
2,319,743
City  of Josephine Texas  A Municipal Corporation  of The
State  of Texas Located In Collin And Hunt Counties Special
Assessment RB  Series 2026 (NR/NR)
1,120,000 5.625
(c)
09/15/2056
1,125,488
1,375,000 5.750
09/15/2056
1,388,430
City  of Kyle  Texas A Municipal Corporation  of The State  of
Texas Located In Hays County Special Assessment RB  Series
2026 (NR/NR)
1,444,000 5.375
09/01/2046
1,465,011
901,000 5.625
09/01/2051
909,983
1,277,000 5.750
09/01/2056
1,283,621
City of Alvarado Texas A Municipal Corporation of The State of
Texas Located in Johnson County Special Assessment  RB,
Series 2025 (NR/NR)
720,000 5.750
(c)
09/01/2045
754,448
760,000 6.000
(c)
09/01/2054
786,423
City of Anna Special Assessment Bonds for Hurricane Creek
Public Improvement District Project Series 2019 (NR/NR)
2,190,000 6.500
(c)
09/01/2048
2,259,158
City of Anna Special Assessment RB for Anacapri Public
Improvement District Improvement Area 1 Project, Series 2023
(NR/NR)
2,300,000 7.375
(c)
09/15/2052
2,537,080
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
1,931,000 6.000
(c)
09/01/2052
1,978,379
City of Anna Special Assessment RB for Meadow Vista Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
450,000 5.500
(c)
09/15/2044
465,612
City of Anna Special Assessment RB for The Woods at Lindsey
Place Public Improvement District Improvement Area #1
Project Series 2023 (NR/NR)
1,375,000 5.875
(c)
09/15/2053
1,425,868
City of Anna Texas A Municipal Corporation of The State of Texas
Located in Collin County Special Assessment RB Series 2024
(NR/NR)
1,100,000 5.750
(c)
09/15/2054
1,123,611

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Anna Texas A Municipal Corporation of The State of Texas
Located in Collin County Special Assessment RB Series 2026
(NR/NR)
$ 1,000,000 5.350%
(c)
09/15/2046
$ 1,011,846
1,600,000 5.875
(c)
09/01/2056
1,627,497
1,850,000 5.700
(c)
09/15/2056
1,870,016
City of Anna, Texas A Municipal Corporation of The State of Texas
Located in Collin County Special Assessment RB, Series 2025
(NR/NR)
1,511,000 5.500
09/15/2055
1,538,816
City of Aubrey Special Assessment for Aubrey Public Improvement
District No. 1 RB Series 2023 (NR/NR)
1,425,000 5.875
(c)
09/01/2043
1,475,436
1,475,000 6.000
(c)
09/01/2053
1,501,325
City of Aubrey Special Assessment RB for Jackson Ridge Public
Improvement District Project Series 2022 (NR/NR)
1,620,000 6.000
(c)
09/01/2045
1,726,352
City of Aubrey Texas A Municipal Corp. of The State of Texas
Located In Denton County Special Assessment RB Series 2025
(NR/NR)
2,000,000 5.625
(c)
12/31/2055
2,016,454
City of Aubrey Texas A Municipal Corp. of The State of Texas
Located in Denton County Special Assessment RB Series 2025
(Duck Point Public Improvement District) (NR/NR)
1,000,000 5.375
(c)
12/31/2045
1,018,495
City of Austin Special Assessment RB for Estancia Hill Country
Public Improvement District Series 2018 (NR/NR)
3,825,000 5.125
(c)
11/01/2033
3,849,859
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Improvement Area #3 Series 2024
(NR/NR)
650,000 5.250
(c)
11/01/2053
651,086
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Project Series 2022 (NR/NR)
1,170,000 5.500
(c)
11/01/2051
1,193,902
City of Balch Springs Texas Special Assessment  RB, Series 2025
(NR/NR)
1,175,000 5.875
(c)
09/15/2054
1,219,383
City of Bastrop Texas A Municipal Corp. of The State of Texas
Located In Bastrop County Special Assessment RB Series
2025 (NR/NR)
1,003,000 5.625
(c)
09/01/2055
1,021,632
City of Bee Cave Special Assessment RB Series 2021 (NR/NR)
563,000 4.750
(c)
09/01/2031
558,643
1,540,000 5.000
(c)
09/01/2041
1,529,058
1,907,000 5.250
(c)
09/01/2051
1,875,287
City of Blue Ridge, Texas Special Assessment  RB, Series 2025
(NR/NR)
512,000 5.625
(c)
09/15/2045
535,452
681,000 5.875
(c)
09/15/2055
703,352
City of Boyd Texas, A Municipal Corporation of The State of Texas
Located in Wise County Special Assessment  RB, Series 2025
(NR/NR)
566,000 5.625
(c)
09/15/2045
593,327
City of Boyd, Texas A Municipal Corporation of The State of Texas
Located in Wise County Special Assessment  RB, Series 2025
(NR/NR)
1,144,000 5.875
(c)
09/15/2055
1,187,787
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Buda Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2025
(NR/NR)
$ 5,000,000 6.625%
(c)
09/01/2045
$ 5,136,632
2,750,000 6.000
(c)
09/01/2055
2,767,330
5,000,000 6.750
(c)
09/01/2055
5,030,371
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2020 (NR/NR)
430,000 3.750
(c)
09/01/2040
398,042
1,428,000 4.000
(c)
09/01/2050
1,180,154
City of Celina Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
450,000 4.250
(c)
09/01/2041
431,156
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
1,017,000 5.000
(c)
09/01/2051
967,917
City of Celina Special Assessment RB for Chalk Hill Public
Improvement District No. 2 Phases #2-3 Direct Improvement
Project Series 2023 (NR/NR)
1,624,000 6.000
(c)
09/01/2053
1,640,664
City of Celina Special Assessment RB for Cross Creek Meadows
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,424,000 6.125
(c)
09/01/2053
1,454,419
City of Celina Special Assessment RB for Harper Estates Public
Improvement District Project Series 2023 (NR/NR)
6,480,000 6.750
(c)
09/01/2052
6,551,176
City of Celina Special Assessment RB for Hillside Public
Improvement District Series 2022 (NR/NR)
812,000 3.375
(c)
09/01/2042
666,153
3,549,000 4.000
(c)
09/01/2052
2,868,223
City of Celina Special Assessment RB for Mosaic Public
Improvement District Phase #1 Project Series 2023 (NR/NR)
1,225,000 5.125
(c)
09/01/2043
1,267,166
1,676,000 5.500
(c)
09/01/2053
1,716,163
City of Celina Special Assessment RB for Parks at Wilson Creek
Series 2021 (NR/NR)
27,000 2.750
(c)
09/01/2026
26,937
78,000 3.500
(c)
09/01/2026
77,840
446,000 4.000
(c)
09/01/2031
433,795
1,134,000 3.500
(c)
09/01/2041
1,009,456
959,000 4.250
(c)
09/01/2041
894,042
1,916,000 4.000
(c)
09/01/2051
1,633,330
1,410,000 4.500
(c)
09/01/2051
1,263,019
City of Celina Special Assessment RB for Parvin Public
Improvement District Project Series 2023 (NR/NR)
1,604,000 6.500
(c)
09/01/2043
1,658,893
2,100,000 6.750
(c)
09/01/2053
2,130,003
City of Celina Special Assessment RB for Ten Mile Creek Public
Improvement District Project Series 2023 (NR/NR)
701,000 6.250
(c)
09/01/2042
736,869
1,356,000 5.750
(c)
09/01/2052
1,392,422
1,175,000 6.500
(c)
09/01/2052
1,206,399
City of Celina Special Assessment RB for Wells South Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
1,189,000 5.625
(c)
09/01/2052
1,209,422
City of Celina Special Assessment RB Series 2022 (NR/NR)
910,000 4.000
(c)
09/01/2043
825,907

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB Series 2022
(NR/NR) – (continued)
$ 933,000 4.125%
(c)
09/01/2051
$ 790,656
City of Celina Texas a Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (NR/NR)
1,200,000 5.750
(c)
09/01/2054
1,228,190
City of Celina Texas A Municipal Corporation of The State of Texas
Located In Collin and Denton Counties Special Assessment
RB Series 2025 (NR/NR)
550,000 5.875
09/01/2045
563,945
City of Celina Texas A Municipal Corporation of The State of Texas
Located In Collin and Denton Counties Special Assessment
RB Series 2026 (NR/NR)
779,000 5.375
09/01/2046
793,454
1,190,000 5.625
09/01/2055
1,209,077
City of Celina Texas A Municipal Corporation ofThe State ofTexas
Located In Collin and Denton Counties Special Assessment
RB, Series 2025 (NR/NR)
1,500,000 6.125
09/01/2055
1,515,177
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1B Project
Series 2018 (NR/NR)
400,000 5.500
(c)
09/01/2046
403,920
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#2 Project
Series 2018 (NR/NR)
1,125,000 5.625
09/01/2038
1,152,056
1,686,000 5.750
09/01/2047
1,704,368
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Improvement Area #2
Project Series 2024 (NR/BBB-)
1,600,000 5.125
(c)
09/01/2044
1,648,924
2,300,000 5.500
(c)
09/01/2054
2,339,845
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Phase #1B Project Series
2024 (NR/NR)
400,000 5.375
(c)
09/01/2053
404,771
City of Celina Texas Municipal Corp. Special Assessment RB for
North Sky Public Improvement District Improvement Area
#1B Project Series 2024 (NR/NR)
609,000 5.000
09/01/2044
610,574
436,000 5.250
09/01/2052
431,479
City of Celina Texas Municipal Corp. Special Assessment RB for
Sutton Fields II Public Improvement District Phase#2-3 Project
Series 2019 (NR/NR)
2,330,000 4.250
(c)
09/01/2049
2,076,711
City of Celina Texas Municipal Corp. Special Assessment RB for
Sutton Fields II Public Improvement District Phase#4 Project
Series 2020 (NR/NR)
1,758,000 4.125
(c)
09/01/2050
1,503,347
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
509,000 5.375
(c)
09/01/2045
514,739
400,000 5.500
(c)
09/01/2045
409,457
1,525,000 5.625
(c)
09/01/2055
1,531,774
City of Celinac Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
150,000 4.750
(c)
09/01/2031
150,537
370,000 5.250
(c)
09/01/2041
374,861
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celinac Special Assessment for Edgewood Creek
Public Improvement District Phase#1 Project Series 2021
(NR/NR) – (continued)
$ 500,000 5.500%
(c)
09/01/2050
$ 502,579
City of Corpus Christi Special Assessment RB for Whitecap Public
Improvement District No. 1 Improvement Area #1 Project
Series 2024 (NR/NR)
1,050,000 6.125
09/15/2044
1,080,583
1,825,000 6.500
09/15/2054
1,851,694
City of Crandall Cartwright Ranch Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
123,000 4.125
(c)
09/15/2026
123,021
261,000 4.750
(c)
09/15/2031
263,573
900,000 4.250
(c)
09/15/2041
874,380
500,000 5.000
(c)
09/15/2041
498,898
1,400,000 4.500
(c)
09/15/2051
1,281,068
650,000 5.250
(c)
09/15/2051
635,532
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
4,500,000 6.125
(c)
09/15/2052
4,685,565
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Single Family Residential Major
Improvement Project Series 2022 (NR/NR)
1,580,000 6.750
(c)
09/15/2052
1,663,509
City of Crandall Texas A Municipal Corp. of The State of Texas
Located In Kaufman County Special Assessment RB Series
2025 (NR/NR)
625,000 5.250
(c)
09/15/2045
635,116
1,275,000 5.500
(c)
09/15/2055
1,285,605
City of Crandall Texas A Municipal Corporation of The State of
Texas Located In Kaufman County Special Assessment RB
Series 2025 (NR/NR)
1,912,000 5.625
(c)
09/15/2055
1,927,119
City of Dayton Junior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022B (NR/NR)
1,305,000 5.750
(c)
09/01/2052
1,314,878
City of Dayton Junior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024B (NR/NR)
2,193,000 6.250
(c)
09/01/2054
2,202,004
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
1,413,000 5.250
(c)
09/01/2052
1,416,334
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024A (NR/NR)
1,595,000 5.750
(c)
09/01/2054
1,640,153
City of Dayton Texas A Municipal Corporation of The State of
Texas Located in Liberty County Special Assessment RB
Series 2025 (NR/NR)
2,502,000 5.500
(c)
09/01/2055
2,533,014
City of Decatur, Texas, (A Municipal Corp. of The State of Texas
Located in Wise County) Special Assessment RB Series 2025
(Paloma Trails Public Improvement District Improvement Area
#1 Project) (NR/NR)
600,000 5.500
(c)
09/15/2045
619,523

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Decatur, Texas, (A Municipal Corp. of The State of Texas
Located in Wise County) Special Assessment RB Series
2025 (Paloma Trails Public Improvement District Major
Improvement Area Project) (NR/NR)
$ 2,000,000 5.375%
(c)
12/31/2045
$ 2,096,753
765,000 6.375
(c)
09/15/2055
773,709
City of Decatur, Texas,
1,963,000 6.875
(c)
09/15/2054
2,041,434
City of Dorchester Texas Special Assessment RB Series 2024
(NR/NR)
950,000 6.000
(c)
09/15/2044
962,509
1,200,000 7.000
(c)
09/15/2044
1,229,533
1,350,000 6.250
(c)
09/15/2054
1,329,205
1,313,000 7.250
(c)
09/15/2054
1,319,441
City of Dripping Springs Special Assessment RB for Heritage
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,219,000 5.500
(c)
09/01/2053
1,230,598
City of Dripping Springs Texas A Municipal Corporation of The
State of Texas Located in Hays County Special Assessment RB
Series 2025 (NR/NR)
873,000 5.625
09/01/2055
879,904
City of Dripping Springs Texas Special Assessment RB Series 2024
(NR/NR)
770,000 5.250
(c)
09/01/2054
774,902
City of Elmendorf Hickory Ridge Public Improvement District
Special Assessment Bond for Improvement Area No. 1 Series
2021 (NR/NR)
3,571,000 4.000
(c)
09/01/2051
2,899,533
City of Ennis Texas A Municipal Corporation of The State of Texas
Located In Ellis County Special Assessment RB Series 2025
(NR/NR)
1,402,000 5.500
(c)
09/15/2055
1,426,124
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
692,000 3.875
(c)
08/15/2040
653,409
994,000 4.125
(c)
08/15/2050
850,361
City of Fate Special Assessment RB for Monterra Public
Improvement District Improvement Area #2 Project Series
2024 (NR/NR)
900,000 5.375
(c)
08/15/2044
924,396
1,350,000 5.750
(c)
08/15/2054
1,383,642
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
925,000 3.750
(c)
08/15/2041
846,233
1,656,000 4.000
(c)
08/15/2051
1,379,179
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
2,275,000 6.000
(c)
08/15/2052
2,331,762
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
1,360,000 4.250
(c)
08/15/2049
1,222,919
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Series 2018 (NR/NR)
910,000 4.350
(c)
08/15/2039
894,678
1,920,000 4.500
(c)
08/15/2048
1,783,418
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
1,000,000 4.375
(c)
08/15/2052
913,054
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Fate, Texas Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase 3B Series 2023 (NR/NR)
$ 1,286,000 5.375%
(c)
08/15/2053
$ 1,306,614
City of Forney Special Assessment RB for Bellagio Public
Improvement District No. 1 RB Series 2023 (NR/NR)
6,995,000 6.500
(c)
09/15/2053
6,995,770
City of Friendswood Special Assessment RB for Friendswood
City Center Public Improvement District Initial Major
Improvements Project Series 2024 (NR/NR)
6,650,000 7.000
09/15/2054
6,761,981
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
961,000 4.125
(c)
09/15/2042
954,122
617,000 4.250
(c)
09/15/2047
577,608
City of Granbury Texas A Municipal Corporation of The State of
Texas Located in Hood County Special Assessment  RB, Series
2025 (NR/NR)
1,500,000 7.250
09/15/2045
1,583,992
3,627,000 7.500
09/15/2055
3,773,156
City of Gunter Texas A Municipal Corp. of
The State of Texas Located in Grayson
County Special Assessment RB Series 2025
1,677,000 5.750
(c)
09/15/2055
1,721,543
City of Gunter Texas A Municipal Corporation  of The State  of
Texas Located In Grayson County Special Assessment
RB  Series 2026 (NR/NR)
681,000 5.375
(h)
09/15/2046
684,840
1,000,000 5.750
(h)
09/15/2056
1,001,947
City of Hackberry Special Assessment RB for Riverdale Lake
Public Improvement District No. 2 Phases 4-6 Project Series
2017 (NR/NR)
4,345,000 5.000
09/01/2047
4,352,618
City of Hackberry Special Assessment RB Refunding for
Hackberry Public Improvement District No. 3 Phases No. 13-
16 Project Series 2017 (NR/NR)
1,390,000 4.500
09/01/2037
1,391,613
3,395,000 5.000
09/01/2044
3,408,908
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-)
1,576,000 4.500
09/01/2038
1,542,468
City of Haslet Special Assessment RB for Haslet Public
Improvement District Series 2021 (NR/NR)
1,852,000 4.000
(c)
09/01/2051
1,517,026
City of Haslet Special Assessment RB Refunding for Haslet Public
Improvement District No. 5 1 Project Series 2019 (NR/NR)
2,450,000 4.375
(c)
09/01/2049
2,253,454
City of Houston Airport System Special Facilities RB for United
Airlines Inc. Terminal Improvement Projects Series 2024B
(AMT) (Ba2/NR)
13,850,000 5.500
07/15/2038
14,860,287
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB+)
4,430,000 5.000
07/15/2028
4,550,261
City of Houston Airport System Special Facilities RB for United
Airlines, Inc. Terminal Improvement Projects Series 2024B
(AMT) (Ba2/NR)
1,000,000 5.500
07/15/2039
1,068,201

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Houston Texas Airport System Special Facilities RB United
Airlines Inc. Catering Options Facility Project Series 2026
AMT (NR/BB+)
$ 11,675,000 5.500%
07/15/2035
$ 12,617,907
City of Houston Texas Airport System Special Facilities RB United
Airlines Inc. Ground Services Equipment Facility Project
Series 2026 AMT (NR/BB+)
2,850,000 5.500
07/15/2036
3,092,525
City of Houston Texas Airport System Special Facilities RB United
Airlines Inc. Terminal Improvement Projects Series 2024B
(AMT) (Ba2/NR)
7,500,000 5.500
07/15/2036
8,136,869
City of Huntsville Special Assessment RB for The Reserves of
Huntsville Public Improvement District Series 2024 (NR/NR)
670,000 5.375
(c)
09/15/2044
692,065
642,000 5.625
(c)
09/15/2054
647,879
City of Hutto  Texas A Municipal Corporation  of The State  of
Texas Located In Williamson County Special Assessment
RB  Series 2026 (NR/NR)
1,338,000 5.625
(c)
09/01/2056
1,341,525
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
1,000,000 4.000
(c)
09/01/2056
801,657
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
2,491,000 4.000
(c)
09/01/2051
2,049,451
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
2,329,000 4.000
(c)
09/01/2056
1,903,070
City of Hutto Special Assessment RB for Emory Crossing Public
Improvement District Improvement Area #2 Project , Series
2023 (NR/NR)
1,950,000 5.625
(c)
09/01/2058
1,986,229
City of Hutto Texas A Municipal Corp. of
The State of Texas Located in Williamson
County Special Assessment RB Series 2025
874,000 5.375
(c)
09/01/2055
878,389
City of Hutto Texas A Municipal Corp. of
The State of Texas Located in Williamson
County Special Assessment RB Series 2025
1,166,000 5.375
(c)
09/01/2060
1,167,732
City of Hutto Texas A Municipal Corporation  of The State  of
Texas Located In Williamson County Special Assessment
RB  Series 2026 (NR/NR)
1,765,000 5.750
(c)
09/01/2061
1,777,355
City of Justin Special Assessment for Timberbrook Public
Improvement District No. 1 Series 2021 (NR/NR)
1,978,000 4.000
(c)
09/01/2051
1,666,260
City of Justin Texas A Municipal Corporation of The State of Texas
Located In Denton County Special Assessment RB Series 2025
(NR/NR)
406,000 5.750
(c)
09/01/2045
419,466
1,003,000 6.000
(c)
09/01/2055
1,020,679
931,000 6.125
(c)
09/01/2055
974,515
City of Kaufman Special Assessment for Public Improvement
District No. 1 Phases#1 Series 2021 (NR/NR)
575,000 3.625
(c)
09/15/2041
508,911
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Kaufman Special Assessment RB for Kaufman Public
Improvement District Project Series 2022 (NR/NR)
$ 620,000 6.000%
(c)
09/15/2052
$ 637,893
City of Kaufman Special Assessment RB Kaufman Public
Improvement District No. 3 Project Series 2024 (NR/NR)
1,325,000 5.250
(c)
09/15/2044
1,351,036
1,323,000 5.500
(c)
09/15/2054
1,327,441
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
2,050,000 5.250
(c)
09/01/2043
2,164,294
1,297,000 5.500
(c)
09/01/2047
1,348,409
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
700,000 3.750
(c)
09/01/2041
641,474
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2019 (NR/NR)
1,405,000 4.625
(c)
09/01/2039
1,415,229
900,000 4.750
(c)
09/01/2044
901,529
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2020 (NR/NR)
1,310,000 3.625
(c)
09/01/2040
1,145,276
1,400,000 4.000
(c)
09/01/2046
1,232,557
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Project Series 2022 (NR/NR)
108,000 4.125
(c)
09/01/2027
108,233
City of Kyle Special Assessment RB for Southwest Kyle Public
Improvement District No. 1 Series 2019 (NR/NR)
1,225,000 4.875
(c)
09/01/2044
1,236,200
City of Kyle Special Assessment RB Porter Country Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
3,507,000 6.000
(c)
09/01/2053
3,552,368
City of Kyle Special Assessment RB Series 2022 (NR/NR)
3,055,000 5.000
09/01/2042
3,067,886
City of Kyle Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2024
(NR/NR)
1,000,000 5.750
(c)
09/01/2053
1,022,552
City of Kyle Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
541,000 5.375
(c)
09/01/2050
548,096
City of Kyle, Texas Special Assessment RB Limestone Creek
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,680,000 5.750
(c)
09/01/2053
1,730,976
City of Kyle, Texas Special Assessment RB Plum Creek North
Public Improvement District Improvement Area #2 Project for
Series 2024 (NR/NR)
523,000 5.000
(c)
09/01/2044
536,077
705,000 5.375
(c)
09/01/2054
716,703
City of Lago Vista Special Assessment RB for Tessera On Lake
Travis Public Improvement District Improvement Area #3
Project Series 2024 (NR/NR)
2,000,000 6.000
(c)
09/01/2054
2,058,691
City of Lago Vista Tessera on Lake Travis Public Improvement
District Special Assessment Refunding Bond Series 2010
(NR/NR)
990,000 3.750
09/01/2042
932,655

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Lavon Special Assessment RB for Elevon Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
$ 500,000 5.000%
(c)
09/15/2044
$ 505,691
400,000 5.375
(c)
09/15/2052
402,715
City of Lavon Special Assessment RB for Elevon Public
Improvement District Improvement Area #2A-2B Project
Series 2024 (NR/NR)
616,000 5.125
(c)
09/15/2044
637,800
700,000 5.500
(c)
09/15/2054
709,944
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Improvement Area#1 Project Series 2019
(NR/NR)
565,000 4.250
(c)
09/15/2039
557,238
2,415,000 4.500
(c)
09/15/2049
2,252,391
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Major Improvement Area Project Series
2019 (NR/NR)
2,120,000 5.000
(c)
09/15/2049
2,093,250
City of Lavon Special Assessment RB Series 2022 (NR/NR)
2,123,000 4.000
(c)
09/15/2042
1,923,927
900,000 4.375
(c)
09/15/2042
884,957
4,978,000 4.125
(c)
09/15/2052
4,145,739
1,396,000 4.500
(c)
09/15/2052
1,263,616
City of Lavon Texas A Municipal Corporation of The State of Texas
Located in Collin County Special Assessment RB Series 2025
(NR/NR)
2,002,000 5.750
09/15/2055
2,030,500
1,900,000 6.375
09/15/2055
1,917,654
City of Lavon, Texas A Municipal Corporation of The State ofTexas
Located In Collin County Special Assessment RB, Series 2025
(NR/NR)
1,000,000 6.125
09/15/2045
1,029,112
City of Lavon, Texas A Municipal Corporation ofThe State ofTexas
Located In Collin County Special Assessment RB, Series 2025
(NR/NR)
700,000 5.375
09/15/2045
717,436
City of Lavon, Texas Special Assessment RB Series 2025 (NR/NR)
1,000,000 6.000
(c)
09/15/2054
1,039,115
City of Lewisville, Texas, Special Assessment RB, Series 2023
(Lakeside Crossing Public Improvement District) (NR/NR)
1,500,000 8.000
(c)
09/01/2053
1,572,410
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020 (NR/NR)
1,890,000 4.000
(c)
09/01/2054
1,502,931
City of Liberty Hill Special Assessment RB for Butler Farms
Public Improvement Project Series 2022 (NR/NR)
118,000 3.500
(c)
09/01/2027
116,981
275,000 3.875
(c)
09/01/2032
265,922
550,000 4.125
(c)
09/01/2042
502,833
3,605,000 4.375
(c)
09/01/2052
3,044,188
City of Liberty Texas A Municipal Corporation of The State of
Texas Located In Liberty County Special Assessment RB
Series 2026 (NR/NR)
1,600,000 5.875
09/01/2056
1,621,428
City of Lockhart Texas A Municipal Corporation of The State of
Texas Located In Caldwell County Special Assessment RB
Series 2026 (NR/NR)
2,000,000 5.750
09/01/2046
2,026,971
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Lockhart Texas A Municipal Corporation of The State of
Texas Located In Caldwell County Special Assessment RB
Series 2026 (NR/NR) – (continued)
$ 2,100,000 6.125%
09/01/2056
$ 2,134,182
2,500,000 7.500
(c)
09/01/2056
2,537,148
City of Lowry Crossing Texas A Municipal Corporation of The
State of Texas Located in Collin County Special Assessment
RB Series 2025 (NR/NR)
1,622,000 5.500
(c)
09/15/2055
1,630,560
City of Lowry Crossing, Texas A Municipal Corporation of
The State of Texas Located in Collin County Special
Assessment  RB, Series 2025 (NR/NR)
1,477,000 6.000
(c)
09/15/2055
1,524,816
City of Manor Manor Heights Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
700,000 3.500
(c)
09/15/2041
601,851
1,630,000 4.125
(c)
09/15/2041
1,505,445
900,000 4.000
(c)
09/15/2051
732,617
1,125,000 4.375
(c)
09/15/2051
951,763
City of Manor Special Assessment RB for Lagos Public
Improvement District Series 2020 (NR/NR)
295,000 4.500
(c)
09/15/2040
289,018
525,000 4.625
(c)
09/15/2049
495,851
City of Manor Special Assessment RB for Manor Heights Public
Improvement District Improvement Area #3 Project Series
2023 (NR/NR)
597,000 5.500
(c)
09/15/2053
602,971
City of Manor Texas a Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
600,000 5.625
(c)
09/15/2054
610,229
City of Manor Texas A Municipal Corporation of The State of
Texas Located in Travis County Special Assessment RB Series
2025 (NR/NR)
1,000,000 5.750
(c)
09/15/2045
1,054,523
974,000 6.000
(c)
09/15/2052
1,012,006
1,230,000 6.000
(c)
09/15/2055
1,278,425
City of Manor, Texas A Municipal Corporation of The State of
Texas Located in Travis County Special Assessment  RB,
Series 2025 (NR/NR)
1,745,000 7.000
(c)
09/15/2055
1,854,278
City of Mansfield Texas A Municipal Corporation of The State of
Texas Located In Tarrant Johnson and Ellis Counties Special
Assessment RB Series 2025 (NR/NR)
1,203,000 6.250
(c)
09/15/2055
1,254,214
City of Marble Falls Texas Special Assessment RB Series 2024
(NR/NR)
904,000 6.375
(c)
09/01/2044
913,771
502,000 7.375
(c)
09/01/2044
516,328
1,100,000 6.625
(c)
09/01/2054
1,094,048
1,024,000 7.625
(c)
09/01/2054
1,033,610
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
5,000 4.125
(c)
09/01/2026
5,000
150,000 4.625
(c)
09/01/2031
147,591
900,000 4.125
(c)
09/01/2041
838,063
450,000 4.875
(c)
09/01/2041
436,728
1,370,000 4.375
(c)
09/01/2051
1,224,518
520,000 5.125
(c)
09/01/2051
480,859

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #2 Project Series 2019
(NR/NR)
$ 780,000 4.250%
(c)
09/15/2039
$ 766,982
2,950,000 4.375
(c)
09/15/2049
2,693,464
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #3 Project Series 2021
(NR/NR)
585,000 3.625
(c)
09/15/2041
517,762
820,000 4.000
(c)
09/15/2051
672,406
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
2,430,000 5.750
(c)
09/15/2052
2,518,943
City of Mesquite Special Assessment RB for Iron Horse Public
Improvement District Project Series 2019 (NR/NR)
1,155,000 5.750
(c)
09/15/2039
1,199,044
2,055,000 6.000
(c)
09/15/2049
2,094,721
City of Mesquite Special Assessment RB for Polo Ridge Public
Improvement District No. 2 Phase #1 Project Series 2019
(NR/NR)
2,405,000 5.875
(c)
09/15/2039
2,506,324
5,200,000 5.125
(c)
09/15/2048
5,134,973
3,830,000 6.125
(c)
09/15/2048
3,902,451
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
1,475,000 5.500
(c)
09/01/2043
1,548,227
4,570,000 5.750
(c)
09/01/2053
4,703,169
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023 (NR/NR)
452,000 5.375
(c)
09/01/2043
470,475
1,110,000 5.625
(c)
09/01/2053
1,134,150
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-2 Project, Series
2023 (NR/NR)
916,000 5.625
(c)
09/01/2053
935,929
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-3 Projects Series
2024 (NR/NR)
506,000 5.000
(c)
09/01/2044
512,133
1,625,000 5.250
(c)
09/01/2053
1,626,117
City of Mesquite, Texas, A Municipal Corporation of The State
of Texas Located In Dallas and Kaufman Counties Special
Assessment RB Series 2025 (NR/NR)
1,643,000 5.750
09/01/2055
1,662,853
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
420,000 4.500
(c)
09/15/2041
399,073
1,960,000 4.125
(c)
09/15/2051
1,648,262
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
2,310,000 5.375
(c)
09/15/2052
2,306,948
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
1,200,000 6.125
(c)
09/15/2052
1,206,076
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Mustang Ridge, Texas Special Assessment  RB, Series 2025
(NR/NR)
$ 1,100,000 6.125%
(c)
09/01/2055
$ 1,141,580
City of Mustang Ridge, Texas, Special Assessment RB, Series 2023
769,000 6.375
(c)
09/01/2053
800,748
City of New Braunfels Special Assessment RB for Solms Landing
Public Improvement Project Series 2021 (NR/NR)
320,000 4.250
(c)
09/01/2031
313,444
782,000 4.500
(c)
09/01/2041
750,608
City of New Braunfels Utility System RB Refunding Series 2024
(Aa1/NR)
17,500,000 4.000
07/01/2055
15,746,358
City of North Richland Hills Special Assessment for City Point
Public Improvement District Project Series 2019 (NR/NR)
361,000 5.250
(c)
09/01/2040
364,831
355,000 5.625
(c)
09/01/2040
359,723
540,000 4.125
(c)
09/01/2049
474,828
932,000 5.375
(c)
09/01/2050
935,805
City of Oak Point A Municipal Corporation of The State of Texas
Located in Denton County Special Assessment RB Series 2024
(NR/NR)
1,000,000 5.625
(c)
09/15/2054
1,014,937
City of Oak Point Public Improvement District No. 2 Special
Assessment Series 2020 (NR/NR)
1,175,000 3.750
(c)
09/01/2040
1,071,472
City of Oak Point Special Assessment RB for Wildridge Public
Improvement District No. 1 Series 2018 (NR/NR)
1,305,000 4.125
(c)
09/01/2048
1,170,998
1,440,000 4.500
(c)
09/01/2048
1,368,466
City of Oak Point Texas A Municipal Corporation of The State
of Texas Located In Denton County Special Assessment RB
Series 2026 (NR/NR)
1,000,000 5.875
09/15/2056
1,006,788
City of Peñitas, Texas Hidalgo County Certificates of Obligation,
Series 2025 (NR/NR)
375,000 5.000
09/01/2035
385,565
900,000 5.750
09/01/2045
935,649
1,640,000 6.000
09/01/2055
1,679,467
City of Pflugerville, Texas Special Assessment RB Series 2025
(NR/NR)
600,000 5.125
(c)
09/01/2045
611,025
725,000 5.375
(c)
09/01/2055
729,930
City of Pflugerville, Texas Travis and Williamson Counties,
Texas Combination Tax and Limited Revenue Certificates of
Obligation, Series 2023 (Aa3/NR)
3,725,000 4.000
08/01/2049
3,445,725
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
600,000 5.500
(c)
09/15/2042
619,628
1,350,000 5.625
(c)
09/15/2052
1,363,317
1,928,000 6.125
(c)
09/15/2052
1,979,861
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
550,000 5.500
(c)
09/15/2042
567,696
1,200,000 5.625
(c)
09/15/2052
1,211,837

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Improvement Area #1B Project Series
2023 (NR/NR)
$ 926,000 5.625%
(c)
09/15/2048
$ 936,777
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
3,701,000 6.000
(c)
09/15/2052
3,801,934
1,480,000 6.500
(c)
09/15/2052
1,539,130
City of Pilot Point Texas A Municipal Corporation of The State
of Texas Located In Denton Grayson and Cooke Counties
Special Assessment RB Series 2026 Maverick Farms Public
Improvement District Improvement Area #1 Project (NR/NR)
1,975,000 6.000
09/15/2046
2,012,839
3,000,000 6.250
09/15/2056
3,031,562
City of Pilot Point, Texas A Municipal Corporation of The State
of Texas Located in Denton, Grayson, and Cooke Counties
Special Assessment  RB, Series 2025 (NR/NR)
1,002,000 6.125
(c)
09/15/2045
1,062,823
1,861,000 6.375
(c)
09/15/2055
1,940,463
2,239,000 7.125
(c)
09/15/2055
2,333,071
City of Plano Special Assessment RB, Series 2023
1,285,000 7.500
(c)
09/15/2053
1,358,133
City of Plano Special Assessment RB, Series 2023
1,610,000 8.250
(c)
09/15/2043
1,731,538
2,575,000 8.500
(c)
09/15/2053
2,719,399
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
1,040,000 4.375
(c)
09/01/2052
931,214
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2018 (NR/NR)
2,435,000 4.875
(c)
09/01/2048
2,407,715
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2020 (NR/NR)
126,000 3.875
(c)
09/01/2040
119,036
175,000 4.125
(c)
09/01/2050
153,149
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
400,000 4.875
09/01/2039
406,667
830,000 5.000
09/01/2049
834,260
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
398,000 4.000
(c)
09/01/2051
332,802
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area No. 2 Project, Series
2023 (NR/NR)
1,041,000 5.250
(c)
09/01/2043
1,070,502
1,409,000 5.500
(c)
09/01/2053
1,416,086
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
700,000 5.125
(c)
09/01/2042
723,722
1,300,000 5.250
(c)
09/01/2052
1,320,877
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
1,225,000 7.000
(c)
09/01/2043
1,294,234
2,750,000 7.000
(c)
09/01/2053
2,829,762
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Sicily Public
Improvement District Major Improvement Area Project, Series
2023 (NR/NR)
$ 1,850,000 7.875%
(c)
09/01/2053
$ 1,919,166
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 2 Project Series
2024 (NR/NR)
782,000 5.250
(c)
09/01/2044
800,051
1,132,000 5.500
(c)
09/01/2054
1,136,605
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District No. 2 Series 2019 (NR/NR)
2,505,000 4.500
(c)
09/01/2039
2,496,389
2,185,000 5.500
(c)
09/01/2039
2,227,073
2,140,000 5.750
(c)
09/01/2049
2,160,673
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
2,041,000 5.375
(c)
09/01/2053
2,064,984
City of Princeton Special Assessment RB for Winchester Public
Improvement District Project Series 2022 (NR/NR)
2,050,000 5.250
(c)
09/01/2052
2,074,036
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
750,000 3.750
(c)
09/01/2040
698,748
1,250,000 4.000
(c)
09/01/2050
1,056,693
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
1,449,000 4.000
(c)
09/01/2051
1,186,917
City of Princeton Special Assessment RB for Windmore Public
Improvement District Improvement Area No. 1 Project Series
2024 (NR/NR)
361,000 5.125
(c)
09/01/2044
368,341
521,000 5.500
(c)
09/01/2054
527,284
City of Princeton Special Assessment RB Series 2024 (NR/NR)
713,000 5.000
(c)
09/01/2044
726,218
872,000 5.125
(c)
09/01/2044
885,540
1,100,000 5.375
(c)
09/01/2054
1,109,564
City of Princeton Special Assessment RB, Series 2023
1,284,000 6.375
(c)
09/01/2053
1,340,530
City of Princeton Texas A Municipal Corp. of The State of Texas
Located in Collin County Special Assessment RB Series 2025
1,000,000 5.625
(c)
09/01/2055
1,012,633
City of Princeton Texas A Municipal Corporation of The State
of Texas Located in Collin County Special Assessment  RB,
Series 2025 (NR/NR)
1,465,000 5.750
(c)
09/01/2045
1,537,814
1,656,000 6.000
(c)
09/01/2055
1,710,361
City of Princeton Texas A Municipal Corporation of The State of
Texas Located In Collin County Special Assessment RB Series
2025 (NR/NR)
3,594,000 5.625
(c)
09/01/2055
3,647,930
City of Princeton Texas A Municipal Corporation of The State of
Texas Located In Collin County Special Assessment RB Series
2026 (NR/NR)
650,000 5.200
(c)(h)
09/01/2046
654,102
2,371,000 5.625
(c)(h)
09/01/2056
2,384,816
City of Princeton, Texas Special Assessment RB, Series 2025
Eastridge Public Improvement District Improvement Area No.
4 Project (NR/NR)
1,000,000 5.625
(c)
09/01/2055
1,016,789

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
$ 809,000 3.375%
(c)
09/15/2041
$ 680,083
565,000 4.000
(c)
09/15/2051
466,722
City of Rockdale, Texas, Special Assessment RB, Series 2023
4,600,000 7.500
(c)
09/15/2054
4,796,991
City of Rowlett Texas A Municipal Corporation of The State of
Texas Located In Dallas and Rockwall Counties Special
Assessment RB Series 2026 (NR/NR)
1,037,000 5.750
09/15/2056
1,044,985
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
1,195,000 3.875
(c)
09/15/2040
1,124,771
1,750,000 4.125
(c)
09/15/2050
1,476,745
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
90,000 4.375
(c)
09/15/2030
90,450
500,000 4.125
(c)
09/15/2040
486,252
1,520,000 4.375
(c)
09/15/2050
1,353,316
600,000 5.125
(c)
09/15/2050
587,800
City of Royse City Special Assessment for Waterscape Public
Improvement District Improvement Series 2019 (NR/NR)
1,760,000 4.750
(c)
09/15/2049
1,692,198
City of Royse City Texas A Municipal Corp. of The State of
Texas Located in Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
920,000 5.500
(c)
09/15/2054
921,480
350,000 5.625
(c)
09/15/2054
352,839
City of Royse City Texas A Municipal Corp. of The State of
Texas Located In Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
900,000 5.875
(c)
09/15/2054
918,528
City of Royse City Texas A Municipal Corp. of The State of
Texas Located In Rockwall Collin and Hunt Counties Special
Assessment RB Series 2025 (NR/NR)
800,000 6.000
(c)
09/15/2055
824,458
City of Royse City Texas Special Assessment RB Series 2026
(NR/NR)
624,000 5.200
(c)(h)
09/15/2046
632,909
900,000 5.625
(c)(h)
09/15/2056
903,142
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
1,070,000 3.750
(c)
09/15/2040
997,423
1,490,000 4.000
(c)
09/15/2050
1,251,798
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
613,000 6.875
(c)
09/15/2042
677,358
1,350,000 7.000
(c)
09/15/2052
1,462,182
City of San Marcos Special Assessment for Whisper Public
Improvement District Series 2020 (NR/NR)
665,000 5.375
09/01/2040
682,190
1,500,000 5.625
09/01/2050
1,517,193
City of San Marcos, Texas, Special Assessment RB, Series 2024
(Trace Public Improvement District) (NR/NR)
1,386,000 6.000
(c)
09/01/2048
1,399,421
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Seagoville Special Assessment RB for Santorini Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
$ 1,867,000 6.000%
(c)
09/15/2044
$ 1,923,516
2,300,000 6.250
(c)
09/15/2054
2,319,192
City of Seagoville Special Assessment RB for Santorini Public
Improvement District Major Improvement Area Project Series
2024 (NR/NR)
3,675,000 7.000
(c)
09/15/2054
3,725,339
City of Seguin Texas A Political Subdivision of The State of Texas
Located In Guadalupe County Combination Tax and Limited
Pledge Revenue Certificates of Obligation Series 2024
(NR/AA)
1,715,000 4.250
09/01/2054
1,632,438
City of Shenandoah Special Assessment RB for Metropark Public
Improvement District Series 2018 (NR/NR)
490,000 5.000
09/01/2028
497,496
1,930,000 5.600
09/01/2038
1,956,316
2,470,000 5.700
09/01/2047
2,484,368
City of Sinton Special Assessment RB Series 2022 (NR/NR)
1,800,000 5.125
(c)
09/01/2042
1,828,042
1,150,000 5.250
(c)
09/01/2051
1,154,076
City of Terrell Texas A Municipal Corp. of The State of Texas
Located In Kaufman County Special Assessment RB Series
2025 (NR/NR)
2,750,000 6.250
(c)
09/15/2055
2,863,066
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area Three, Series 2023
(NR/NR)
1,237,000 6.000
(c)
09/15/2053
1,291,510
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area Two, Series 2023
(NR/NR)
1,000,000 5.750
(c)
09/15/2052
1,029,127
City of Tomball Texas A Municipal Corp. of The State of Texas
Located In Harris County Special Assessment RB Series 2025
(NR/NR)
1,499,000 6.000
(c)
09/15/2045
1,560,768
1,491,000 6.125
(c)
09/15/2055
1,530,695
City of Tomball, Texas A Municipal Corporation of The State of
Texas Located in Harris County Special Assessment  RB,
Series 2025 (NR/NR)
500,000 5.750
(c)
09/15/2045
529,778
780,000 6.000
(c)
09/15/2053
814,847
City of TomballTexas A Municipal Corp. of The State of Texas
Located in Harris County Special Assessment RB Series 2025
909,000 5.250
(c)
09/15/2044
935,583
City of Uhland Special Assessment RB for Anderson Park Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
605,000 5.125
(c)
09/01/2044
614,717
850,000 5.500
(c)
09/01/2055
854,401
City of Uhland Special Assessment RB for Watermill Public
Improvement District Series 2022 (NR/NR)
2,000,000 6.625
(c)
09/01/2052
2,087,120
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
1,171,000 5.500
(c)
08/15/2052
1,183,469

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Wharton, Texas Special Assessment  RB, Series 2025
(NR/NR)
$ 1,150,000 6.000%
(c)
09/15/2055
$ 1,187,229
Clifton Higher Education Finance Corporation
(International Leadership of Texas, Inc.) Education Revenue
And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
5,000,000 4.250
08/15/2053
4,634,068
Clifton Higher Education Finance Corporation Education RB Valor
Education Series 2024A (NR/NR)
300,000 5.000
(c)
06/15/2034
300,445
525,000 5.750
(c)
06/15/2044
526,676
700,000 6.000
(c)
06/15/2054
681,192
Club Municipal Management District No. 1 Special Assessment
RB for Improvement Area #3 Project Series 2024 (NR/NR)
951,000 5.100
(c)
09/01/2044
962,489
1,375,000 5.375
(c)
09/01/2055
1,378,925
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 C (Aa3/NR)
625,000 4.000
10/01/2050
550,305
County of Hays Special Assessment for La Cima Public
Improvement District Series 2020 (NR/NR)
800,000 3.750
(c)
09/15/2040
751,387
1,355,000 4.000
(c)
09/15/2050
1,136,731
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
985,000 4.500
(c)
09/01/2041
956,770
Crandall Economic Development Corporation Kaufman County
Sales Tax RB, Series 2025 (BAM) (NR/AA)
1,330,000 5.000
08/15/2050
1,354,395
Dallas Independent School District A Political Subdivision of the
State of Texas Located In Dallas County, Texas Unlimited
Tax School Building and Refunding Bonds, Series 2025B
(PSF-GTD) (Aaa/NR)
32,000,000 4.000
02/15/2055
29,322,992
Denton County Junior Lien Special Assessment RB for Tabor
Ranch Public Improvement District Area #1 Project Series
2024B (NR/NR)
1,170,000 5.750
(c)
12/31/2044
1,203,862
1,825,000 6.125
(c)
12/31/2054
1,843,880
Denton County Senior Lien Special Assessment RB for Tabor
Ranch Public Improvement District Area #1 Project Series
2024A (NR/NR)
1,825,000 5.250
(c)
12/31/2044
1,875,602
2,907,000 5.625
(c)
12/31/2054
2,937,561
Denton County Special Assessment RB for Tabor Ranch Public
Improvement District Major Improvement Area Project Series
2024 (NR/NR)
1,950,000 6.000
(c)
12/31/2044
2,003,626
3,050,000 6.250
(c)
12/31/2054
3,085,868
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Improvement Area #1
Project (NR/NR)
3,200,000 5.625
(c)
12/31/2055
3,314,854
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Major Improvement
Area Project (NR/NR)
2,750,000 5.875
(c)
12/31/2045
2,880,063
5,700,000 6.125
(c)
12/31/2055
5,942,597
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
East Waller County Management District A Political Subdivision
of The State of Texas Located In Waller County Texas Special
Assessment RB Series 2025 (NR/NR)
$ 3,300,000 6.250%
(c)
09/15/2055
$ 3,421,309
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
345,000 4.000
(c)
08/15/2029
339,721
1,150,000 4.500
(c)
08/15/2035
1,118,173
875,000 5.000
(c)
08/15/2044
853,118
Fort Bend County Industrial Development Corp. RB for NRG
Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000 4.750
05/01/2038
1,545,546
Fort Bend County Industrial Development Corp. RB for NRG
Energy, Inc. Project Series 2012 B (Baa2/NR)
7,055,000 4.750
11/01/2042
7,056,908
Fort Worth Special Assessment RB for Fort Worth Public
Improvement District No. 17 Major Improvement Project
Series 2017 (NR/NR)
590,000 5.000
(c)
09/01/2027
589,211
895,000 5.000
(c)
09/01/2032
878,989
1,315,000 5.125
(c)
09/01/2037
1,293,295
Grand Parkway Transportation Corp. System Toll Convertible RB
Series 2013 B (NR/AA+)
7,500,000 5.800
10/01/2046
7,839,758
Greater Texoma Authority Contract RB for City of Sherman Project
Series 2023 (AGM) (NR/AA)
2,000,000 4.250
10/01/2053
1,860,828
Harris County Cultural Education Facilities Finance Corporation
Hospital RB Texas Children's Hospital Series 2021C
(Aa2/AA-/A-1)
25,000,000 2.900
(a)(b)
10/01/2041
25,000,000
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
1,789,000 5.500
(c)
09/15/2042
1,876,056
3,204,000 5.750
(c)
09/15/2052
3,279,688
Hays County Texas A Political Subdivision of The State of Texas
Special Assessment RB Series 2025 (NR/NR)
1,801,000 5.375
(c)
09/15/2052
1,817,022
Hickory Creek Texas Special Assessment RB for Hickory Farms
Public Improvement Series 2019 (NR/NR)
1,340,000 4.500
(c)
09/01/2039
1,326,227
Hickory Creek Texas Special Assessment RB for Public
Improvement District No. 1 Series 2017 (NR/BBB-)
510,000 3.875
09/01/2037
481,999
930,000 4.000
09/01/2047
794,822
Hidalgo County Regional Mobility Authority Junior Lien toll and
Vehicle Registration Fee Revenue and Refunding Bonds Series
2022B (Baa3/BBB-)
6,105,000 0.000
(e)
12/01/2049
1,690,174
6,365,000 0.000
(e)
12/01/2050
1,647,582
6,760,000 0.000
(e)
12/01/2051
1,639,931
6,925,000 0.000
(e)
12/01/2052
1,573,943
7,155,000 0.000
(e)
12/01/2053
1,532,554
7,300,000 0.000
(e)
12/01/2054
1,473,485
Highland Park Independent School District UT School Building
Bonds, Series 2023 (PSF-GTD) (NR/AAA)
7,500,000 4.000
02/15/2048
7,088,909

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 A (NR/NR)
$ 2,125,000 5.000%
07/01/2027
$ 2,156,573
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
3,850,000 5.000
07/15/2027
3,909,296
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 C (NR/NR)
8,580,000 5.000
07/15/2027
8,712,146
Houston Airport System Special Facilities RB Refunding for
United Airlines, Inc. Terminal E Project Series 2014 A
(AMT) (Ba2/BB+)
7,550,000 5.000
07/01/2029
7,559,060
Houston Higher Education Finance Corp. RB for Houston Baptist
University Series 2021 (NR/BBB-)
1,585,000 4.000
10/01/2051
1,299,327
Joint Guadalupe County RB Refunding and Improvement Bonds
for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000 5.000
12/01/2045
1,871,352
Joshua Farms Municipal Management District No. 1 Special
Assessment RB for Improvement Areas #1-2 Project Series
2023 (NR/NR)
3,084,000 5.500
(c)
09/01/2053
3,109,185
Judson Independent School District UT School Building Bonds
Series 2024 (PSF-GTD) (Aaa/NR)
5,240,000 4.000
02/01/2053
4,835,649
Justin Special Assessment RB for Timberbrook Public
Improvement District No. 1 Major Improvement Area Project
Series 2018 (NR/NR)
480,000 5.000
(c)
09/01/2028
485,075
1,170,000 5.375
(c)
09/01/2038
1,182,764
1,930,000 5.125
(c)
09/01/2047
1,940,751
1,500,000 5.500
(c)
09/01/2047
1,508,147
Karis Municipal Management District of Tarrant County
Assessment RB for Improvement Area #1 Series 2024
(NR/NR)
686,000 5.000
12/01/2044
687,402
758,000 5.250
12/01/2053
732,339
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
165,000 2.375
09/01/2031
146,849
165,000 2.375
09/01/2032
143,630
175,000 2.375
09/01/2033
149,113
175,000 2.500
09/01/2034
147,512
365,000 2.500
09/01/2036
295,236
385,000 2.625
09/01/2038
301,669
370,000 3.000
09/01/2041
291,231
520,000 3.000
09/01/2046
378,188
1,265,000 3.000
09/01/2051
843,556
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Road Bonds Series 2024 (AGC) (Baa3/AA)
2,040,000 4.500
09/01/2054
1,970,371
Lake Houston Redevelopment Authority RB Refunding for City of
Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000 2.500
09/01/2041
354,214
590,000 3.000
09/01/2044
440,976
650,000 3.000
09/01/2047
460,878
Lamar Consolidated Independent School District
2,500,000 5.500
02/15/2058
2,661,438
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Longview Independent School District, A Political Subdivision of
The State of Texas Located In Gregg County Texas Unlimited
Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
$ 1,000,000 4.000%
02/15/2049
$ 947,096
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
3,065,000 4.250
05/01/2030
3,173,145
Medina County  Texas Special Assessment RB  Series 2026
(NR/NR)
704,000 5.250
(c)(h)
09/01/2046
701,945
1,000,000 5.650
(c)(h)
09/01/2056
994,432
Medina County Texas Special Assessment RB Series 2026
(NR/NR)
1,151,000 5.750
09/01/2056
1,162,507
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
20,750,000 4.625
(c)
10/01/2031
20,782,480
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000 5.500
02/15/2040
708,603
1,325,000 5.250
02/15/2045
1,272,441
780,000 4.000
02/15/2051
583,762
Montgomery County  Texas A Political Subdivision  of The
State  of Texas) Special Assessment RB  Series 2026 (NR/NR)
1,000,000 5.750
(h)
09/15/2056
1,004,616
Montgomery County  Texas A Political Subdivision of The State  of
Texas Special Assessment RB  Series 2026 (NR/NR)
636,000 5.375
(h)
09/15/2046
641,763
Montgomery County Texas A Political Subdivision of the State of
Texas Special Assessment RB Series 2025 (NR/NR)
1,025,000 5.250
09/15/2045
1,037,637
1,980,000 5.500
09/15/2054
1,991,825
Montgomery County, Texas Special
Assessment Revenue Bonds, Series 2025
1,000,000 5.000
09/15/2043
1,000,598
2,200,000 5.000
09/15/2048
2,200,498
Montgomery CountyTexas Special Assessment RB Series 2025
(NR/NR)
710,000 5.375
09/15/2054
713,206
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
4,740,000 4.000
(c)
08/15/2046
3,907,382
11,105,000 4.000
(c)
08/15/2056
8,340,874
New Hope Cultural Education Facilities Finance Corp. Retirement
Facility RB for Army Retirement Residence Foundation
Project Series 2022 (NR/BB+)
2,355,000 5.750
07/15/2052
2,381,938
3,055,000 6.000
07/15/2057
3,112,148
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
85,650,000 5.500
01/01/2057
82,746,491
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB Series 2021B (NR/NR)
8,595,000 7.000
01/01/2057
6,918,975
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
1,130,000 5.000
(c)
08/15/2039
1,133,152

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB Series 2020A (B3/NR)
$ 3,770,000 5.000%
07/01/2040
$ 2,997,791
New Hope Cultural Education Facilities Finance Corp. Texas
Senior Living RB Series 2021A-1 (NR/NR)
2,765,000 5.250
01/01/2042
2,781,604
New Hope Cultural Education Facilities Finance Corporation
Retirement Facility RB Bella Vida Forefront Living Project
Series 2025B-3 (NR/NR)
1,100,000 4.250
10/01/2030
1,095,150
New Hope Cultural Education Facilities Finance Corporation
Retirement Facility RB Legacy Midtown Park Project Series
2025 (NR/NR)
900,000 5.250
07/01/2032
911,253
900,000 6.750
07/01/2044
962,678
450,000 7.125
07/01/2056
476,266
North Parkway Municipal Management Contract RB for Legacy
Hills Public Improvement Project Series 2021 (NR/NR)
2,670,000 4.000
(c)
09/15/2041
2,471,095
North Texas tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
11,955,000 3.000
01/01/2046
9,515,592
Northside Independent School District UT School Building and
Refunding Bonds Series 2023A (PSF-GTD) (Aaa/NR)
2,320,000 4.000
08/15/2048
2,204,089
5,310,000 4.125
08/15/2053
4,998,427
Northside Independent School District, Bexar County UT
School Building and Refunding Bonds, Series 2023A
(PSF-GTD) (Aaa/NR)
2,070,000 4.000
08/15/2045
2,018,575
Pilot Point, Texas Special Assessmentt RB, Bryson Ranch Public
Improvement District 2025 (NR/NR)
650,000 6.125
(c)
09/15/2045
690,430
1,374,000 6.375
(c)
09/15/2055
1,432,668
Pilot Pt Texas Special Assessment RB Maverick Farms Public
Improvement District 2026 (NR/NR)
1,500,000 7.000
09/15/2056
1,515,190
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(AMT) (NR/NR)
1,650,000 2.750
(c)
01/01/2036
1,311,480
3,675,000 2.875
(c)
01/01/2041
2,707,095
11,125,000 3.000
(c)
01/01/2050
7,170,531
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
12,225,000 4.100
(c)
01/01/2028
11,199,829
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
10,475,000 10.000
(c)
07/01/2026
10,475,000
Rowlett Special Assessment RB for Bayside Public Improvement
District North Improvement Area Project Series 2016 (NR/NR)
316,000 5.750
09/15/2036
316,176
1,028,000 6.000
09/15/2046
1,028,072
Royse City Special Assessment RB for Creekshaw Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
1,166,000 6.000
(c)
09/15/2052
1,199,033
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Royse Special Assessment RB for Parkside Village Public
Improvement District Series 2019 (NR/NR)
$ 825,000 4.125%
(c)
09/15/2039
$ 800,997
3,275,000 4.375
(c)
09/15/2049
2,981,829
South Manvel Development Authority
1,375,000 5.000
04/01/2043
1,395,576
Spring Independent School District UT School Building Bonds
Series 2023 (Aa3/AA-)
5,275,000 4.000
08/15/2052
4,801,214
Tarrant County Cultural Education Facilities Finance Corp. RB
Refunding for Air Force Village Obligated Group Series 2016
(NR/NR)
9,870,000 5.000
05/15/2045
9,869,644
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,445,000 4.250
08/15/2053
2,272,323
Terrell Texas Special Assessment RB Arboretum Estates Public
Improvement 2025 (NR/NR)
5,925,000 7.000
(c)
09/15/2055
6,119,126
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas
Supply RR Bonds, Series 2021 (A1/BBB+)
8,295,000 5.000
12/15/2031
8,771,793
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (Baa1/NR)
16,600,000 5.500
12/31/2058
17,294,486
Texas Private Activity Bonds Surface Transportation Corp. RB
Senior Lien for Mobility Partners Segment 3 LLC Series 2019
(Baa1/NR)
47,725,000 5.000
06/30/2058
47,056,115
Town of Flower Mound River Walk Public Improvement District
No. 1 Special Assessment Refunding Bonds Series 2021
(NR/NR)
1,475,000 4.000
(c)
09/01/2043
1,368,082
Town of Little Elm Special Assessment RB for Spiritas East Public
Improvement Project Series 2022 (NR/NR)
429,000 3.750
(c)
09/01/2042
377,020
410,000 4.000
(c)
09/01/2051
340,315
Town of Little Elm Special Assessment RB for Valencia Public
Improvement District Project Series 2022 (NR/NR)
2,000,000 6.875
(c)
09/01/2052
2,093,764
Town of Little Special Assessment RB for Hillstone Pointe Public
Improvement District No. 2 Phases #2-3 Project Series 2018
(NR/NR)
1,343,000 5.875
(c)
09/01/2047
1,376,781
Town of Providence Village Texas A Municipal Corporation of The
State of Texas Located In Denton County Special Assessment
RB Series 2024 (NR/NR)
500,000 5.250
(c)
09/01/2054
500,826
Town of Providence Village Texas Special Assessment RB Series
2025 (NR/NR)
700,000 5.350
(c)
09/01/2045
711,787
1,250,000 5.500
(c)
09/01/2055
1,256,473
Travis County Development Authority Contract Assessment RB for
Longview 71 Public Improvement District Improvement Area
# 1 Project Series 2024 (NR/NR)
743,000 5.125
(c)
09/01/2054
745,600

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
$ 1,145,000 5.500%
(c)
09/01/2052
$ 1,162,634
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
1,630,000 3.000
09/01/2036
1,426,554
860,000 3.000
09/01/2037
736,881
625,000 3.000
09/01/2039
510,713
600,000 3.000
09/01/2040
478,708
Village of Salado Texas A Municipal Corp. of The State of Texas
Located In Bell County Special Assessment RB Series 2024
(NR/NR)
720,000 6.250
(c)
09/01/2044
745,047
610,000 6.500
(c)
09/01/2054
619,304
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
390,000 3.125
12/01/2035
343,679
457,000 3.375
12/01/2040
393,902
786,000 3.500
12/01/2047
596,378
Viridian Municipal Management District Tarrant County Special
Assessment RB Series 2015 (NR/NR)
180,000 4.000
12/01/2027
180,036
1,620,000 4.750
12/01/2035
1,620,713
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds Series 2023A (BAM) (Baa2/AA)
2,700,000 4.750
08/15/2049
2,717,789
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds, Series 2023A (BAM) (Baa2/AA)
1,175,000 4.500
08/15/2041
1,195,825
1,345,000 4.625
08/15/2044
1,369,404
1,205,858,824
Utah - 1.8%
Arrowhead Springs Public Infrastructure District Special
Assessment Bonds Series 2025 (NR/NR)
2,925,000 5.625
(c)
12/01/2054
2,975,960
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
2,010,000 3.750
(c)
03/01/2041
1,844,066
Black Desert Public Infrastructure District GO Bonds Series 2021
B (NR/NR)
5,000,000 7.375
(c)
09/15/2051
4,646,896
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
6,820,204 5.625
(c)
12/01/2053
6,990,902
Coral Junction Public Infrastructure District Special Assessment
Bonds Series 2022A-2 (NR/NR)
1,689,000 5.500
(c)
06/01/2041
1,698,513
Desert Edge Public Infrastructure District No. 1 In The City of
Grantsville Tooele County, Utah Limited Tax GO Convertible
Capital Appreciation Bonds, Series 2025A (NR/NR)
2,210,000 0.000
(c)(g)
03/01/2055
1,821,225
Downtown Daybreak Public Infrastructure District No. 1 Utah Tax
Increment RB Series 2026 (NR/NR)
1,700,000 5.000
(c)
03/01/2041
1,731,135
1,750,000 5.625
(c)
03/01/2046
1,798,151
1,500,000 5.875
(c)
03/01/2051
1,538,417
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Firefly Public Infrastructure Disrict No. 1 Limited Tax GO Bonds
Series 2024A-1 (NR/NR)
$ 1,870,000 6.625%
(c)
03/01/2054
$ 1,928,282
Firefly Public Infrastructure Disrict No. 1 Special Assessment
Bonds Series 2024A-2 (NR/NR)
5,467,195 5.625
(c)
12/01/2043
5,662,488
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 A (NR/NR)
10,250,000 5.500
(c)
02/01/2050
8,552,775
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 B (NR/NR)
1,954,000 7.875
(c)
08/15/2050
1,618,308
Mida  Cormont Public Infrastructure District Limited Tax GO
Convertible Capital Appreciation Bonds Series 2025A-2
(NR/NR)
5,675,000 0.000
(c)(g)
06/01/2055
5,012,215
Mida Cormont Public Infrastructure District Subordinate Limited
Tax General Obligation Bonds, Series 2025B (NR/NR)
3,246,000 8.500
(c)
06/15/2055
3,395,207
Mida Mountain Veterans Program Public Infrastructure District Tax
Allocation RB Series 2024 (NR/NR)
1,000,000 5.000
(c)
06/01/2044
1,016,778
4,690,000 5.200
(c)
06/01/2054
4,698,308
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-1 (NR/NR)
9,000,000 5.125
(c)
06/15/2054
9,097,894
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-2 (NR/NR)
5,250,000 6.000
(c)
06/15/2054
5,443,254
Military Installation Development Authority RB Series 2021 A-1
(NR/NR)
1,500,000 4.000
06/01/2036
1,504,650
4,600,000 4.000
06/01/2041
4,460,266
22,170,000 4.000
06/01/2052
19,030,615
Northpoint Infrastructure Financing District in Salt Lake City, Salt
Lake County, Utah Special Assessment Bonds Series 2026
(NR/NR)
4,200,000 6.625
(c)
12/01/2055
4,239,132
Olympia Public Infrastructure District No. 1 Limited Tax GO
Bonds Series 2024A-1 (NR/NR)
985,000 6.375
(c)
03/01/2055
1,020,814
Olympia Public Infrastructure District No. 1 Special RB Series
2024A-2 (NR/NR)
2,056,000 5.125
(c)
12/01/2029
2,084,952
Red Bridge Public Infrastructure District No. 1 GO Bonds Series
2021 A (NR/NR)
1,164,000 3.625
(c)
02/01/2035
1,033,096
500,000 4.125
(c)
02/01/2041
443,218
500,000 4.375
(c)
02/01/2051
405,658
Red Bridge Public Infrastructure District No. 1 GO Bonds Series
2021 B (NR/NR)
600,000 7.375
(c)
08/15/2051
520,786
Redevelopment Agency of South Salt Lake Utah Tax Increment RB
Series 2025 (NR/NR)
2,125,000 6.250
(c)
04/15/2046
2,191,009
Resort Core Public Infrastructure District No. 1 GO Bonds Series
2026A-1 (NR/NR)
6,850,000 5.875
03/01/2057
7,033,116

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Resort Core Public Infrastructure District No. 1 Limited Tax GO
Convertible Capital Appreciation Bonds Series 2026A-2
(NR/NR)
$ 10,350,000 0.000%
(g)
03/01/2057
$ 8,056,493
Resort Core Public Infrastructure District No. 1 Subordinate
Limited Tax GO Bonds Series 2026B (NR/NR)
12,000,000 8.250
03/15/2057
12,270,546
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021
A (NR/NR)
1,621,000 4.250
(c)
03/01/2051
1,367,450
Salt Lake City Airport RB
290,000 5.000
07/01/2047
291,253
Salt Lake City Airport RB
890,000 5.000
07/01/2051
901,658
Salt Lake City International Airport RB Series 2021A (A1/A+)
4,950,000 5.000
07/01/2046
5,090,247
Salt Lake City International Airport RB Series 2023A (A1/A+)
2,800,000 5.250
07/01/2048
2,919,844
Skyfall Infrastructure Financing District Utah Special Assessment
Bonds Series 2026 (NR/NR)
70,750,000 7.000
(c)
12/01/2055
70,950,173
Soleil Hills Public Infrastructure District No. 1 Limited Tax GO
and Special RB Series 2025A (NR/NR)
3,000,000 5.875
(c)
03/01/2055
3,036,775
Soleil Hills Public Infrastructure District No. 1 Subordinate
Limited Tax GO and Special RB Series 2025B (NR/NR)
1,935,000 8.000
(c)
03/15/2055
1,964,810
Utah Charter School Finance Authority Charter School RB for
Beehive Science & Technology Academy Project Series 2021A
(NR/NR)
1,800,000 4.000
(c)
10/15/2051
1,348,812
4,240,000 4.000
(c)
10/15/2056
3,049,627
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
6,365,000 5.750
(c)
06/15/2052
6,281,458
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
3,630,000 4.250
(c)
07/15/2050
2,902,658
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
1,220,000 4.250
(c)
06/15/2051
954,498
Utah Charter School Finance Authority RB for Technology
Academy Project Series 2021A (NR/NR)
6,600,000 4.000
(c)
10/15/2061
4,616,346
Utah City West Public Infrastructure District No. 1 Special
Assessment Bonds Series 2026 (NR/NR)
4,275,000 5.875
(c)
12/01/2055
4,389,910
Wood Ranch Public Infrastructure District Special Assessment
Bonds Series 2026 (NR/NR)
2,125,000 5.875
(c)
12/01/2055
2,178,002
248,008,646
Vermont - 0.1%
Vermont Economic Development Authority RB Refunding for
Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000 5.000
05/01/2047
996,737
Vermont Economic Development Authority Solid Waste Disposal
RB Casella Waste Systems, Inc. Project Series 2022A-2
(B1/B+)
2,050,000 4.375
(a)(b)(c)
06/01/2052
2,109,592
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Vermont – (continued)
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
$ 2,250,000 5.000%
(a)(b)(c)
06/01/2052
$ 2,270,189
Vermont Educational and Health Buildings Financing Agency RB
for Saint Michael’s College Project Series 2023 (NR/BBB-)
9,575,000 5.250
(c)
10/01/2052
7,819,488
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
3,075,000 5.500
(c)
10/01/2043
2,828,152
16,024,158
Virgin Islands - 0.2%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
13,170,000 5.000
10/01/2039
13,693,990
Virgin Islands Public Finance Authority Hotel Occupancy Tax
RB for Frenchman's Reef Hotel Development Project Series
2024A (NR/NR)
3,150,000 6.000
(c)
04/01/2053
3,210,702
Virgin Islands Public Finance Authority RB Refunding for Virgin
Islands Gross Receipts Taxes Loan Note Series 2014 C
(NR/NR)
11,300,000 5.000
(c)
10/01/2039
11,299,819
28,204,511
Virginia - 1.1%
Ablemarle County Economic Development Authority Residential
Care Facility Revenue Refunding Bonds Series 2022B
(NR/NR)
4,500,000 4.000
06/01/2054
4,089,537
City of Roanoke Economic Development Authority Hospital RB
for Carilion Clinic Obligated Group Series 2020A (Aa3/AA-)
2,030,000 3.000
07/01/2045
1,599,797
City of Virginia Beach Development
Authority Residential Care Facility RB
3,900,000 7.000
09/01/2053
4,296,894
8,735,000 7.000
09/01/2059
9,577,604
Economic Development Authority of The City of Salem Virginia
Educational Facilities RB Roanoke College, Series 2025
(NR/BBB+)
550,000 6.000
04/01/2050
584,360
750,000 6.000
04/01/2055
790,899
Farmville Industrial Development Authority RB Refunding for
Longwood Housing Foundation LLC Series 2020 A (NR/BB+)
7,360,000 5.000
01/01/2050
6,884,091
5,000,000 5.000
01/01/2059
4,514,306
Industrial Development Authority  of The Town  of
Farmville  Virginia Educational Facilities Revenue And
Refunding Bonds Longwood University Student Housing
Projects  Series 2018A (NR/BB+)
4,405,000 5.000
01/01/2055
4,031,430
James City County Economic Development Authority RB
Refunding for Virginia United Methodist Homes, Inc.
Obligated Group Series 2021 A (NR/NR)
575,000 4.000
06/01/2041
524,927
940,000 4.000
06/01/2047
791,429
Salem Economic Development Authority RB Refunding for
Roanoke College Series 2020 (NR/BBB+)
710,000 4.000
04/01/2045
634,066

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Tobacco Settlement Corp VA Asset Backed Bonds 2007B-1
(B3/B-)
$ 2,425,000 5.000%
06/01/2047
$ 1,983,164
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 A-1 (B3/B-)
10,270,000 6.706
06/01/2046
7,625,512
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
237,090,000 0.000
(e)
06/01/2047
52,742,401
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 D (NR/CCC-)
34,250,000 0.000
(e)
06/01/2047
6,581,785
Virginia College Building Authority Educational Facilities RB
Regent University Project, Series 2025 (NR/BBB)
2,750,000 6.000
06/01/2055
2,906,354
Virginia College Building Authority RB Refunding for Regent
University Project Series 2021 (NR/BBB)
1,525,000 3.000
06/01/2041
1,226,298
1,050,000 4.000
06/01/2046
924,162
Virginia Small Business Financing Authority Private Activity Tax
Exempt Senior Lien RB for Transform 66 P3 Project Series
2017 (Baa3/NR)
19,905,000 5.000
12/31/2056
19,845,677
Virginia Small Business Financing Authority Refunding RB
Hampton University Series 2025 (NR/A-)
2,510,000 5.000
10/01/2038
2,756,886
Virginia Small Business Financing Authority Senior Lien
RB Refunding for I-495 Hot Lanes Project, Series 2022
(Tax Exempt/AMT) (Baa1/NR)
1,000,000 5.000
12/31/2057
1,001,194
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
1,690,000 5.000
12/31/2052
1,696,405
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (AMT) (NR/BBB)
7,500,000 4.000
01/01/2048
6,840,920
Virginia Small Business Financing Authority Solid Waste Disposal
RB Series 2018 (NR/B-)
1,000,000 5.000
(a)(b)(c)
01/01/2048
996,943
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
5,415,000 5.000
12/31/2049
5,417,875
4,765,000 5.000
12/31/2052
4,765,357
155,630,273
Washington - 1.5%
City of Tacoma Electric System RB Green Bonds Series 2024A
(NR/AA)
1,000,000 5.000
01/01/2054
1,038,165
Grant County Public Hospital District UT GO Bonds Series 2023
(Baa1/NR)
14,405,000 5.000
12/01/2044
14,553,953
King County Washington Limited Tax GO and Refunding Bonds
2023 Series B (Aaa/AAA)
4,575,000 5.000
12/01/2053
4,789,345
Port of Seattle Industrial Development Corp. RB Refunding for
Delta Air Lines, Inc. Series 2012 (NR/BBB-)
3,880,000 5.000
04/01/2030
3,884,949
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2022B (Aa3/AA-)
$ 3,000,000 5.500%
08/01/2047
$ 3,187,375
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series
2022B (AMT) (Aa3/AA-)
2,765,000 4.000
08/01/2047
2,543,174
Public Hospital District Hospital RB Series 2024 (Baa3/NR)
2,500,000 5.500
12/01/2054
2,563,572
Washington Economic Development Finance Authority Port RB
Series 2025 Tax-Exempt (NR/NR)
9,200,000 5.875
(a)(b)
12/01/2045
9,408,028
Washington Higher Education Facilities Authority RB for Seattle
University Project, Series 2020 (NR/A)
925,000 4.000
05/01/2045
883,371
Washington State Convention Center Public Facilities District
Lodging Tax Bonds Series 2018 (AGM-CR) (A1/AA)
19,805,000 4.000
07/01/2058
17,416,224
Washington State Convention Center Public Facilities District
Lodging Tax Refunding Bonds Series 2021B (A3/BBB+)
3,715,000 3.000
07/01/2058
2,568,684
Washington State Convention Center Public Facilities District RB
Series 2018 (A3/BBB+)
47,800,000 5.000
07/01/2048
48,026,749
35,000,000 4.000
07/01/2058
28,882,598
Washington State Convention Center Public Facilities District
Subordinate Lodging Tax Refunding Bonds Series 2021B
(Baa1/BBB-)
3,320,000 4.000
07/01/2043
3,202,292
11,620,000 4.000
07/01/2058
9,912,963
Washington State Housing Finance Commission Nonprofit
Housing RB Bayview Manor II Project, Series 2025A
(NR/NR)
1,350,000 6.000
(c)
07/01/2060
1,390,872
Washington State Housing Finance Commission Nonprofit
Housing RB for Presbyterian Retirement Communities
Northwest Obligated Group Transforming Age Projects Series
2019 A (NR/NR)
1,350,000 5.000
(c)
01/01/2049
1,300,431
3,800,000 5.000
(c)
01/01/2055
3,580,712
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding RB Horizon House Project
Series 2025A (NR/NR)
8,400,000 6.250
01/01/2056
8,716,143
9,700,000 6.250
01/01/2061
10,032,128
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding RB Josephine Caring
Community Project Series 2025A (NR/NR)
3,320,000 5.125
(c)
07/01/2036
3,337,423
10,000,000 6.375
(c)
07/01/2060
10,197,581
Washington State Housing Finance Commission Non-Profit
Housing Tax Exempt RB Refunding for Emerald Heights
Project, Series 2023A (NR/NR)
2,050,000 5.000
07/01/2043
2,147,599
1,935,000 5.000
07/01/2048
1,978,290
Washington State Housing Finance Commission Subordinate
Nonprofit RB Blakeley and Laurel Villages Portfolio, Series
2025B (NR/NR)
5,000,000 7.000
(c)
07/01/2064
5,256,796
200,799,417

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
West Virginia - 0.4%
City of South Charleston Special District Excise Tax Revenue
Improvement Bonds Series 2022 B (NR/NR)
$ 1,945,000 5.500%
(c)
06/01/2032
$ 1,790,445
2,725,000 6.000
(c)
06/01/2037
2,378,320
Monongalia County Commission Excise Tax District RB
Refunding Series 2021 A (NR/NR)
2,465,000 4.125
(c)
06/01/2043
2,346,821
Monongalia County Commission Excise Tax District RB Series
2021 B (NR/NR)
1,460,000 4.875
(c)
06/01/2043
1,481,692
Monongalia County Commission Senior Tax Increment Revenue,
Refunding and Improvement Bonds for Development District
No. 4 – University town Centre Series 2023 A (NR/NR)
790,000 5.750
(c)
06/01/2043
852,797
1,185,000 6.000
(c)
06/01/2053
1,254,052
The City of Huntington Tax Increment Revenue and Refunding
Bonds for Downtown Project No. 3 Series 2024 A (NR/NR)
350,000 5.000
06/01/2039
357,918
375,000 5.500
06/01/2049
379,045
The City of Huntington Tax Increment Revenue and Refunding
Bonds for Kinetic Park Project No. 3 Series 2024 (NR/NR)
440,000 5.125
06/01/2039
451,790
400,000 5.625
05/01/2050
403,943
The County Commission of Monongalia County Subordinate
Special District Excise Tax Convertible Capital Appreciation
Revenue, Refunding and Improvement Bonds, Series 2023 B
14,000,000 0.000
(c)(g)
06/01/2053
3,247,742
West Virginia Economic Development Authority Solid Waste
Disposal Facilities RB Commercial Metals Company Project,
Series 2025 (Ba2/BB+)
10,850,000 4.625
(a)(b)
04/15/2055
11,192,012
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
3,340,000 5.500
09/01/2048
3,559,368
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Ba1/BBB)
12,000,000 5.000
01/01/2043
11,793,213
13,215,000 4.125
01/01/2047
10,908,681
West Virginia Hospital Finance Authority RB Refunding for
Charleston Area Medical Center, Inc. Obligated Group Series
2019 A (Baa1/NR)
1,750,000 5.000
09/01/2038
1,787,864
1,600,000 5.000
09/01/2039
1,628,481
55,814,184
Wisconsin - 3.8%
Public Finance Authority
1,020,000 5.000
(c)
10/01/2034
1,062,214
Public Finance Authority Beyond Boone LLC-Appalachian State
University Project RB Bonds Series 2019 A (AGM) (A1/AA)
2,350,000 4.125
07/01/2049
2,160,427
1,600,000 5.000
07/01/2058
1,607,932
Public Finance Authority Charter School RB
1,025,000 6.500
(c)
06/15/2043
1,104,696
1,310,000 7.000
(c)
06/15/2053
1,405,704
1,395,000 7.000
(c)
06/15/2058
1,481,682
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Charter School RB Cherokee Classical
Academy Project Series 2025A (NR/NR)
$ 500,000 6.750%
(c)
06/15/2055
$ 503,970
1,000,000 7.000
(c)
06/15/2065
1,013,801
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
1,400,000 6.000
(c)
06/01/2062
1,394,328
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
1,250,000 5.000
(c)
06/15/2051
1,109,650
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
900,000 5.250
06/15/2054
901,671
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
1,630,000 5.500
(c)
06/15/2052
1,605,884
2,700,000 5.750
(c)
06/15/2062
2,702,283
Public Finance Authority Education RB for North Carolina
Leadership Charter Academy, Inc. Series 2019 A (NR/NR)
110,000 4.000
(c)
06/15/2029
109,396
385,000 5.000
(c)
06/15/2039
384,975
Public Finance Authority Education RB for Triad Educational
Services Series 2022 (NR/BB+)
580,000 5.500
06/15/2050
581,271
1,450,000 5.250
06/15/2052
1,396,550
1,400,000 5.375
06/15/2057
1,358,432
Public Finance Authority Education RB for Uwharrie Charter
Academy Project Series 2022A (Ba2/NR)
1,400,000 5.000
(c)
06/15/2052
1,261,250
7,505,000 5.000
(c)
06/15/2057
6,629,081
1,850,000 5.000
(c)
06/15/2062
1,610,675
Public Finance Authority Education RB Mater Academy of Nevada
Cactus Park Campus Project Series 2025A (NR/BB)
1,190,000 6.000
(c)
12/15/2055
1,220,771
1,250,000 6.125
(c)
12/15/2060
1,289,720
Public Finance Authority Education RB North Hills Christian
School Series 2026A (NR/NR)
625,000 6.375
(c)
07/01/2056
632,723
725,000 6.375
(c)
07/01/2061
731,274
Public Finance Authority Education RB Revolution Academy
Series 2026 (NR/BB)
500,000 6.000
(c)
10/01/2056
506,411
500,000 6.000
(c)
10/01/2060
503,213
Public Finance Authority Education RB Series 2022 (NR/NR)
3,925,000 5.000
(c)
01/01/2057
3,289,252
Public Finance Authority Education RB Slam Academy of Nevada
Project Series 2026A (NR/BB+)
1,325,000 5.500
(c)
07/15/2056
1,317,773
850,000 5.500
(c)
07/15/2061
832,228
Public Finance Authority Education Revenue Refunding Bonds for
Pinecrest Academy of Nevada—Sloan Canyon Campus Project
Series 2024A (NR/BB+)
700,000 4.500
(c)
07/15/2053
623,433
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Ba2/BB)
5,900,000 4.300
11/01/2030
5,899,994

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Founders Academy Charter School RB
Series 2023A (NR/BB-)
$ 550,000 6.625%
(c)
07/01/2053
$ 571,810
500,000 6.750
(c)
07/01/2058
521,302
Public Finance Authority Hotel RB for Grand Hyatt San Antonio
Hotel Acquisition Project Subordinate Lien Series 2022B
(NR/NR)
900,000 5.625
(c)
02/01/2046
932,669
Public Finance Authority Limited Obligation Grant RB
43,075,000 6.750
(c)
08/01/2031
30,152,500
Public Finance Authority Limited Obligation RB for Town of
Scarborough - The Downs Project Series 2024 (NR/NR)
1,450,000 5.000
08/01/2039
1,491,891
Public Finance Authority Lindenwood Education System
Educational Facilities RB Series 2025A (NR/BBB-)
18,775,000 4.750
(c)
06/01/2040
18,906,230
Public Finance Authority Multifamily Housing RB Clipper Cove
Apartments Project Subordinate Series 2026 Class A (NR/NR)
2,075,000 7.500
(c)
11/01/2036
2,044,498
Public Finance Authority Pooled Charter School Certificates Series
2023-1 Class B Certificates (NR/NR)
9,126,888 0.010
(a)(c)(g)
07/01/2062
7,438,414
Public Finance Authority Quality Education Academy Project
Charter School RB Series 2023A (Ba3/NR)
475,000 6.250
(c)
07/15/2053
485,469
1,175,000 6.500
(c)
07/15/2063
1,207,797
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA)
950,000 4.000
07/01/2050
855,563
1,185,000 4.000
07/01/2055
1,036,497
1,520,000 4.000
07/01/2059
1,304,557
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
1,070,000 5.000
(c)
12/01/2035
1,082,281
12,380,000 5.000
(c)
12/01/2055
11,117,013
Public Finance Authority RB for Coral Academy of Science Las
Vegas Series 2021 A (NR/BBB-)
4,115,000 4.000
07/01/2061
3,258,518
Public Finance Authority RB for Eno River Academy Holdings,
Inc. Series 2020 A (Ba1/NR)
3,370,000 5.000
(c)
06/15/2054
3,170,419
Public Finance Authority RB for Founders Academy of Las Vegas
Series 2020 A (NR/BB-)
370,000 4.000
(c)
07/01/2030
364,895
700,000 5.000
(c)
07/01/2040
691,213
1,875,000 5.000
(c)
07/01/2055
1,652,445
Public Finance Authority RB for High Desert Montessori Charter
School Series 2021 A (NR/NR)
300,000 5.000
(c)
06/01/2036
280,326
900,000 5.000
(c)
06/01/2051
709,415
1,075,000 5.000
(c)
06/01/2061
808,055
Public Finance Authority RB for Inperium Project Series 2024
(NR/NR)
3,650,000 5.500
(c)
12/01/2044
3,754,657
9,450,000 5.750
(c)
12/01/2054
9,495,072
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
6,775,000 5.250
(c)
03/01/2045
6,784,122
7,110,000 5.250
(c)
03/01/2055
6,687,913
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for McLemore Resort Manager LLC
Series 2021 A (NR/NR)
$ 29,650,000 4.500%
(c)
06/01/2056
$ 24,096,786
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
15,185,000 6.500
(c)
06/01/2045
13,575,255
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
2,600,000 5.200
12/01/2037
2,642,258
1,525,000 5.350
12/01/2045
1,539,485
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB-)
4,470,000 6.000
(c)
07/01/2031
4,166,377
Public Finance Authority RB Inperium Project Series 2026 Social
Bonds (NR/NR)
2,025,000 6.000
(c)(h)
12/01/2045
2,154,910
1,225,000 6.000
(c)(h)
12/01/2050
1,267,175
2,750,000 6.000
(c)(h)
12/01/2055
2,816,398
Public Finance Authority RB Refunding for Blue Ridge Healthcare
Obligated Group Series 2020 A (A3/A)
1,425,000 4.000
01/01/2045
1,347,416
1,900,000 3.000
01/01/2050
1,452,326
Public Finance Authority RB Refunding for Coral Academy of
Science Reno Series 2019 A (NR/NR)
1,950,000 5.000
(c)
06/01/2050
1,721,614
Public Finance Authority RB Refunding for Penick Village
Obligated Group Series 2019 (NR/NR)
1,450,000 5.000
(c)
09/01/2049
1,401,787
1,360,000 5.000
(c)
09/01/2054
1,291,972
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
9,950,000 4.500
(c)
07/01/2048
7,276,197
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BBB-)
3,205,000 6.125
(c)
10/01/2049
2,775,721
Public Finance Authority RB Refunding for UMA Education, Inc.
Series 2019 A (NR/BBB-)
350,000 5.000
(c)
10/01/2039
361,136
Public Finance Authority RB Sky Harbour Capital III LLC Aviation
Facilities Project Series 2026 (NR/NR)
9,275,000 6.000
(a)(b)(c)
07/01/2060
9,554,776
Public Finance Authority RB Viticus Group Project Series 2025A
(NR/NR)
1,300,000 6.500
(c)
12/01/2055
1,353,500
3,350,000 6.750
(c)
12/01/2065
3,520,874
Public Finance Authority Retirement Communities RB Refunding
for The Evergreens Obligated Group Series 2019 A (NR/NR)
1,335,000 5.000
11/15/2049
1,341,994
Public Finance Authority Revenue Refunding Bonds for Roseman
University of Health Sciences Series 2022 (NR/BB+)
800,000 4.000
(c)
04/01/2042
724,958
1,400,000 4.000
(c)
04/01/2052
1,128,814
Public Finance Authority Revenue Refunding Bonds for Roseman
University of Health Sciences Series 2022 (NR/NR)
100,000 4.000
(c)(f)
04/01/2032
105,316
Public Finance Authority Senior Lien Toll RB Series 2025 Georgia
SR 400 Express Lanes Project (Baa3/NR)
8,875,000 5.750
06/30/2060
9,294,164
29,070,000 5.750
12/31/2065
30,442,967

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Senior Lien Toll RB, Series 2025 Georgia
Sr 400 Express Lanes Project (Baa3/NR)
$ 17,025,000 6.500%
12/31/2065
$ 19,041,495
Public Finance Authority Senior Living Revenue Refunding Bonds
for Fellowship Senior Living Project Series 2019A (NR/NR)
12,080,000 4.000
01/01/2052
9,765,630
Public Finance Authority Senior RB for Fargo-Moorhead
Metropolitan Area Flood Risk Management Project Series
2021 (AMT) (Baa3/NR)
3,800,000 4.000
03/31/2056
3,185,634
Public Finance Authority Special Facility RB for Million Air
Three LLC General Aviation Facilities Project Series 2024A
(Tax-Exempt-AMT) (NR/NR)
900,000 6.250
(c)
09/01/2046
932,154
Public Finance Authority Special Facility RB for Million Air
Two LLC General Aviation Facilities Project Series 2017B
(NR/NR)
18,510,000 7.125
(c)
06/01/2041
19,111,784
Public Finance Authority Student Housing RB for CHF-Cullowhee,
LLC-Western Carolina University Project Series 2015 A
(NR/BBB-)
3,250,000 5.250
07/01/2047
3,224,802
Public Finance Authority Student Housing RB KSU Bixby Real
Estate Foundation Llc Project Subordinate Series 2025B
(A3/NR)
145,000 5.000
06/15/2030
152,275
300,000 5.250
06/15/2035
328,501
500,000 5.250
06/15/2045
530,569
675,000 5.500
06/15/2055
703,339
Public Finance Authority Student Housing RB KSU Bixby Real
Estate Foundation, Llc Project Junior Subordinate Series
2025C (Baa2/NR)
925,000 5.000
06/15/2035
977,523
650,000 5.500
06/15/2045
684,009
900,000 5.750
06/15/2055
934,173
Public Finance Authority Student Housing RB Series 2021A-1
(Ba2/NR)
8,815,000 4.000
(c)
07/01/2061
6,270,784
Public Finance Authority Student Housing RB Subordinate Series
2021B (NR/NR)
1,875,000 5.250
(c)
07/01/2061
1,493,597
Public Finance Authority Tax Increment Revenue Senior Bonds for
Miami Worldcenter Project Series 2024A (NR/NR)
14,750,000 5.000
(c)
06/01/2041
15,126,596
Public Finance Authority Tax Increment Revenue Subordinate
Bonds for Miami Worldcenter Project Series 2024B (NR/NR)
7,375,000 8.000
(c)
06/15/2042
7,566,774
Public Finance Authority Wisconsin Hotel RB Grand Hyatt San
Antonio Hotel Acquisition Project Subordinate Lien Series
2022B (NR/NR)
6,200,000 5.750
(c)
02/01/2052
6,347,027
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Bonds Elevon Project
Series 2024 (NR/NR)
1,864,737 5.000
(c)
07/15/2030
1,865,065
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Bonds Nolina & Sorella
Projects Series 2024 (NR/NR)
4,687,680 5.500
(c)
12/15/2032
4,689,943
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
Anthem/Freedom Project Series 2025 (NR/NR)
$ 6,725,000 0.000%
(c)(e)
12/15/2037
$ 3,400,789
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
Cole Ranch Project Series 2026 (NR/NR)
27,750,000 0.000
(c)(e)
12/15/2040
9,598,259
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
Driftwood Golf and Ranch Club Project Series 2025 (NR/NR)
7,870,000 0.000
(c)(e)
12/15/2039
3,332,147
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
for Oakwood Estates and Stonebrooke Projects Series 2024
(NR/NR)
2,941,000 0.000
(c)(e)
12/15/2030
2,269,572
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
for Two Step Project Series 2024 (NR/NR)
9,600,000 0.000
(c)(e)
12/15/2034
5,764,220
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
Midtown Project Series 2025 (NR/NR)
2,473,000 0.000
(c)(e)
12/15/2034
1,494,667
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation
Bonds, Creekhaven Wildrye and Furst Ranch Projects Series
2026 (NR/NR)
12,250,000 0.000
(c)(e)
12/15/2036
6,347,455
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Improvement and
Refunding Bonds Astro Texas Land Projects Series 2025
(NR/NR)
4,493,837 5.000
(c)
12/15/2036
4,492,577
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
4,900,000 5.375
(c)
12/15/2032
4,899,659
Public Finance Authority, Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
Northspur Project, Series 2025 (NR/NR)
5,654,000 0.000
(c)(e)
12/15/2032
3,782,303
Public Finance Authority, Wisconsin Texas Infrastructure Program,
Tax-Exempt Revenue Anticipation, Capital Appreciation
Bonds (Willow Springs Project) Series 2025 (NR/NR)
10,500,000 0.000
(c)(e)
12/15/2039
4,240,941
Wisconsin Health & Educational Facilities Authority RB Refunding
for Lawrence University of Wisconsin Series 2020 (Baa2/NR)
1,315,000 3.000
02/01/2042
1,035,427
435,000 4.000
02/01/2045
385,814
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
2,850,000 4.000
12/01/2051
2,030,435
2,060,000 4.000
12/01/2056
1,405,770
Wisconsin Health and Educational Facilities Authority RB for
Three Pillars Senior Living Communities Series 2024A
(NR/NR)
2,875,000 5.750
08/15/2054
3,006,655

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health and Educational Facilities Authority RB for
Three Pillars Senior Living Communities Series 2024A
(NR/NR) – (continued)
$ 4,600,000 5.750%
08/15/2059
$ 4,791,350
Wisconsin Health and Educational Facilities Authority RB Series
2024A (NR/A+)
9,200,000 5.500
02/15/2054
9,645,585
Wisconsin Health and Educational Facilities Authority RB Series
2026 (NR/NR)
6,500,000 6.500
(c)
11/01/2036
6,661,510
Wisconsin Health and Educational Facilities Authority RB Series
2026 Benevolent Corporation Cedar Community (NR/NR)
1,500,000 5.500
06/01/2055
1,523,547
3,500,000 5.500
06/01/2061
3,540,728
Wisconsin Health and Educational Facilities Authority Senior
Living  RB, Series 2025 (NR/NR)
4,375,000 6.625
07/01/2060
4,644,609
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonio Hotel Acquisition Project Senior Lien Series 2022B
(NR/NR)
34,525,000 6.000
(c)
02/01/2062
35,567,627
519,185,701
Wyoming - 0.1%
County of Campbell RB Refunding for Basin Electric Power
Cooperative Series 2019 A (A3/A)
13,040,000 3.625
07/15/2039
12,195,746
a a
TOTAL MUNICIPAL BONDS
(Cost $13,544,203,735)
13,441,618,216
a
Corporate Bonds - 0.3%
Healthcare-Services - 0.1%
Prime Healthcare Foundation, Inc. Series
16,525,000 7.000% 12/01/27 17,007,281
Toledo Hospital RB Series 2022 B
4,988,000 5.325 11/15/28 5,002,494
22,009,775
Real Estate - 0.2%
Benloch Ranch Improvement Association No. 1 Series 2020
5,807,290 9.750
(c)
12/01/39 4,536,774
Benloch Ranch Improvement Association No. 1 Series 2021
3,581,069 9.750
(c)
12/01/39 2,797,594
Brixton Park Improvement Association No. 1 Series
20,544,138 6.875
(c)(d)
12/01/51 17,946,743
25,281,111
TOTAL CORPORATE BONDS
(Cost $50,496,599)
47,290,886
Shares
Dividend
    Rate Value
a
Investment Company - 0.6%
(k)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
$ 81,835,897 3.524% $ 81,835,897
(Cost $81,835,897)
TOTAL INVESTMENTS - 98.4%
(Cost $13,676,536,231)
$ 13,570,744,999
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.6%
221,518,957
NET ASSETS - 100.0%
$ 13,792,263,956
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Security is currently in default and/or non-income producing.
(a) Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current
market conditions.
(b) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2026.
(c) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(d) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e) Issued with a zero coupon. Income is recognized through the accretion of discount.
(f) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(g) Zero coupon bond until next reset date.
(h) When-issued security.
(i) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.
(j) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(k) Represents an affiliated issuer.
Security ratings disclosed, if any, are issued by either S&P Global
Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited.
A brief description of the ratings is available in the Fund’s Statement of
Additional Information.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
**End swaps header**
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CCRC - Congregate Care Retirement Center
CFD - Community Facilities District
COPS - Certificates of Participation
ETM - Escrowed to Maturity
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
IDA - Industrial Development Agency
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
RMKT - Remarketed
RR - Revenue Refunding
SD CRED
PROG
-
School District Credit Program
SOFR - Secured Overnight Financing Rate
ST
INTERCEPT
-
State Aid Intercept
TCRS - Transferable Custody Receipts
USD - United States Dollar
UT - Unlimited Tax

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 97.8%
Alabama - 1.2%
Ascension Health RB for Ascension Senior Credit Group Series
2016C (Aa3/AA)
$ 500,000 5.000%
11/15/2046
$ 500,290
Board of  Trustees of  Alabama State University General Tuition
and Fee RB Series 2025 (AGM) (A1/AA)
100,000 5.250
09/01/2039
111,528
Board of Trustees of Alabama State University General Tuition and
Fee RB Series 2025 (AGM) (A1/AA)
120,000 5.250
09/01/2038
134,520
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
350,000 5.250
(a)(b)
07/01/2054
376,859
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (Ba2/BB+)
100,000 5.750
10/01/2049
103,070
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
1,005,000 5.500
10/01/2053
1,057,804
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
100,000 4.250
11/01/2032
97,578
The Black Belt Energy Gas District Gas Project RB 2025 Series F
(NR/AA-)
1,000,000 5.000
12/01/2035
1,057,771
The Educational Building Authority of The City of Homewood
Alabama RB Tax-Exempt Series 2024-C (Baa2/NR)
500,000 5.500
10/01/2049
517,731
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB AM NS Calvert LLC Project Series 2024A
(Baa2/BBB)
400,000 5.000
06/01/2054
401,958
4,359,109
Arizona - 0.8%
Arizona Health Facilites Authority Revenue Bonds Banner Health
2007B (NR/AA-)
265,000 3.310
(b)(c)
01/01/2037
264,931
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/B-)
485,000 6.500
(d)
11/01/2053
473,084
Arizona Industrial Development Authority Hospital RB Phoenix
Children's Hospital Series 2020A (A1/A+)
300,000 4.000
02/01/2050
272,746
Arizona Industrial Development Authority RB for Candeo
Schools Obligated Group Project Series 2020 A
(SD CRED PROG) (NR/AA-)
25,000 3.375
07/01/2041
21,582
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB+)
25,000 4.000
(d)
12/15/2051
19,438
Arizona Industrial Development Authority Senior Living RB  First
Tier Series 2025 A2 (NR/NR)
180,000 5.125
01/01/2059
167,327
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/AA-)
170,000 3.250
07/01/2049
132,481
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
150,000 2.625
(a)(d)
07/01/2031
138,782
150,000 3.500
(a)(d)
07/01/2044
121,527
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
$ 99,000 4.750%
07/01/2043
$ 97,990
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
50,000 4.000
02/15/2046
43,888
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2021
A (NR/BB)
100,000 4.000
(d)
07/01/2051
80,059
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
25,000 5.125
(d)
10/01/2030
24,385
Maricopa County Pollution Control Refunding RB for El
Paso Electric Company Palo Verde Project Series 2009 A
(NON-AMT) (Baa2/NR)
325,000 3.600
02/01/2040
307,073
Salt Verde Financial Corp. RB Gas Senior Series 2007-1
(A3/BBB+)
105,000 5.000
12/01/2037
110,547
The Industrial Development Authority of The City of Chandler
Arizona Industrial Development RB Series 2019
(AMT) (Baa2/BBB)
150,000 4.000
(a)(b)
06/01/2049
152,342
The Industrial Development Authority of The County of Maricopa
Education Refunding RB for Legacy Traditional Schools
Projects Series 2024 (NR/BBB-)
275,000 4.000
07/01/2034
270,969
2,699,151
Arkansas - 0.1%
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
50,000 4.250
07/01/2041
43,205
25,000 3.500
07/01/2046
16,271
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
100,000 3.500
07/01/2038
73,031
The Fayetteville Public Facilities Board Retirement Facilities RB
Butterfield Trail Village Project Series 2026 (NR/NR)
160,000 5.250
12/01/2046
166,787
299,294
California - 6.2%
Airport Commission of The City and County of San Francisco San
Francisco International Airport Second Series Revenue Bonds
Series 2025A (AMT) (Aa3/AA-)
250,000 5.500
05/01/2055
268,522
Airport Commission of The City and County of San Francisco
San Francisco International Airport Second Series Revenue
Refunding Bonds Series 2024A (Aa3/NR)
570,000 5.250
05/01/2049
600,912
Airport Commission of The City and County of San Francisco
Second Series RR Bonds, Series 2023C (AMT) (Aa3/NR)
500,000 5.750
05/01/2048
545,292
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
250,000 4.375
07/01/2049
248,302

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
$ 575,000 5.000%
(a)(b)
02/01/2054
$ 609,977
California Community Choice Financing Authority Clean Energy
Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
750,000 5.000
(a)(b)
02/01/2055
796,432
California Community Housing Agency Essential Housing RB
Series 2021A (NR/NR)
635,000 4.000
(d)
02/01/2056
510,686
California Community Housing Agency RB Series 2021A-1 Senior
Bonds (NR/NR)
150,000 4.000
(d)
02/01/2056
124,519
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 A
(NR/BBB+)
50,000 4.000
06/01/2049
44,382
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-1
(NR/BBB+)
5,000 5.000
06/01/2049
5,012
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
250,000 0.000
(e)
06/01/2055
51,774
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
400,000 0.000
(e)
06/01/2055
39,377
California Educational Facilities Authority RB Stanford University,
Series U-7 (Aaa/AAA)
355,000 5.000
06/01/2046
420,001
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
1,600,000 5.250
12/01/2043
1,722,484
California Health Facilities Financing Authority RB for Providence
Health & Services Series 2014B (A3/A)
410,000 5.000
10/01/2044
410,279
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital at Stanford 2022
Series A Forward Delivery (A1/A+)
135,000 4.000
05/15/2051
126,657
California Municipal Finance Authority Municipal Certificates,
Series 2025-1 Class A-1 (NR/AA-)
493,863 3.537
(a)(f)
02/20/2041
464,072
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
100,000 4.000
07/01/2041
91,403
California Municipal Finance Authority Revenue Refunding Bonds
for Eisenhower Medical Center Series 2017A (Baa2/NR)
150,000 5.000
07/01/2047
150,285
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
1,000,000 5.000
12/31/2043
1,015,231
California Municipal Finance Authority Solid Waste Disposal RB
Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
200,000 3.375
(a)(b)
09/01/2050
200,045
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB+)
$ 150,000 4.000%
07/15/2029
$ 151,552
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-3 (NR/A-/A-2)
250,000 4.300
07/01/2040
250,283
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa2/NR)
300,000 5.000
(d)
07/01/2037
300,513
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa2/NR)
275,000 5.000
(d)
07/01/2034
301,258
250,000 5.000
(d)
07/01/2035
272,980
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa2/NR)
250,000 5.000
(d)
11/21/2045
250,542
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
250,000 6.250
(d)
04/01/2052
251,784
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
250,000 6.375
(d)
06/01/2052
257,724
California School Finance Authority Charter School RB Orange
Springs Obligated Group Series 2026A (NR/BB+)
250,000 5.375
(d)
07/01/2046
248,220
California School Finance Authority Educational Facilities RB
New Designs Charter School Project Series 2024A (NR/BB+)
150,000 4.750
(d)
06/01/2044
150,058
California School Finance Authority RB for Lifeline Education
Charter School, Inc. Series 2020 A (NR/BB+)
285,000 3.000
(d)
07/01/2030
274,973
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 A (NR/NR)
185,000 4.000
(d)
06/01/2031
143,488
California Statewide Communities Development Authority CFD
No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023
(NR/NR)
250,000 5.000
09/01/2053
252,620
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Atwell
Improvement Area No. 3 Special Tax Bonds Series 2024
(NR/NR)
125,000 5.000
09/01/2054
126,224
California Statewide Communities Development Authority Open
Pace Property Assessed Clean Energy Limited Obligation
Improvement Bonds Series 2026 Greenrock Hr Ontario Hotel
Project (Tax-Exempt) (NR/NR)
100,000 5.250
(d)
09/02/2061
102,081
California Statewide Communities Development Authority
Pollution Control RB Refunding for Southern California
Edison Company Series 2006 D (NON-AMT) (A2/BBB+)
150,000 4.500
11/01/2033
156,054

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Series 2016A
(NR/BB+)
$ 250,000 5.250%
(d)
12/01/2056
$ 250,059
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB+)
650,000 5.500
12/01/2054
650,242
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
50,000 5.125
09/01/2042
52,434
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
100,000 5.000
05/15/2040
100,103
California Statewide Community Development Authority Pollution
Control Refunding RB 2010 Series A (A2/BBB+)
190,000 1.750
09/01/2029
179,444
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
50,000 5.000
09/01/2048
51,055
City of Chula Vista CA Community Facilities District No. 16-1
Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000 4.000
09/01/2046
233,048
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
25,000 3.000
09/01/2039
21,164
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
25,000 4.000
09/01/2040
24,888
City of San Francisco Airport Commission International Airport
Second Series RB Series 2018E (Aa3/AA-)
400,000 5.000
05/01/2048
407,481
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (Aa3/AA-)
490,000 5.000
05/01/2049
495,869
CMFA Special Finance Agency VIII Essential Housing RB 2021A-
1 (NR/NR)
150,000 3.000
(d)
08/01/2056
105,285
County of Los Angeles CA Community Facilities District NO
2021-01 (NR/NR)
100,000 5.000
09/01/2047
102,847
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
250,000 3.600
(d)
05/01/2047
215,082
Department of Airports of The City of Los Angeles California
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2021 Series A (Aa3/AA-)
150,000 5.000
05/15/2037
160,110
Department of Airports of The City of Los Angeles LAX
Subordinate RB 2018 Series A (AMT) (Aa3/AA-)
500,000 5.250
05/15/2048
508,164
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2021 Series D
(Private Activity/AMT) (Aa3/AA-)
500,000 4.000
05/15/2051
459,072
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa3/NR)
500,000 5.000
07/01/2050
521,282
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series B (Aa3/NR)
$ 500,000 5.000%
07/01/2034
$ 563,164
Department of Water and Power of The City of Los Angeles Water
System RB 2018 Series A (Aa3/AA-)
125,000 5.000
07/01/2043
127,374
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (A3/A)
750,000 4.000
01/15/2046
738,540
Eureka California University School District Go Bonds Election of
2002 2005 (NATL) (Baa3/A+)
900,000 0.000
(e)
08/01/2039
545,612
Folsom Ranch Financing Authority City of Folsom Community
Facilities District No. 23 Improvement Area No. 2 California
Special Tax RB Series 2024 (NR/NR)
100,000 5.000
09/01/2053
101,532
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
340,000 3.850
06/01/2050
312,091
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
250,000 0.000
(e)
06/01/2036
127,028
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
125,000 3.000
12/01/2050
95,332
Modesto Financing Authority Domestic Project RB 2007F
(NATL) (Baa3/AA)
(3M USD SOFR + 0.63%)
525,000 3.257
(c)
09/01/2037
514,735
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000 3.000
09/01/2034
117,668
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000 2.500
09/01/2037
20,747
275,000 4.000
09/01/2050
246,011
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
150,000 4.000
07/01/2039
151,093
900,000 4.000
07/01/2046
848,649
San Gorgonio Memorial Health Care District GO Refunding Bonds
Series 2020 (B1/NR)
100,000 4.000
08/01/2032
92,341
Santa Clara County Financing Authority Lease RB Capital
Facilities 2026 Series A (NR/AA+)
350,000 4.000
11/01/2053
339,016
Town of Tiburon Special Assessment for Assessment District No.
2017-1 Series 2021 A (NR/NR)
45,000 2.500
09/02/2046
30,263
Washington Township Health Care District RB 2023 Series A
(Baa3/NR)
50,000 5.750
07/01/2053
52,156
21,496,979
Colorado - 3.6%
Baseline Metropolitan District In The City and County of
Broomfield, Colorado Special RR and Improvement Bonds
Series 2024A (AGC) (NR/AA)
125,000 4.000
12/01/2046
121,689

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Baseline Metropolitan District In The City and County of
Broomfield, Colorado Special RR and Improvement Bonds
Series 2024A (AGC) (NR/AA) – (continued)
$ 100,000 5.000%
12/01/2049
$ 103,470
90,000 4.250
12/01/2054
86,218
Citadel on Colfax Business Improvement District Senior RB Series
2020 A (NR/NR)
125,000 5.350
12/01/2050
121,151
Citadel on Colfax Business Improvement District Senior RB Series
2020 B (NR/NR)
100,000 7.875
12/15/2050
99,793
City and County of Denver, Colorado, For and On Behalf of Its
Department of Aviation Airport System RB Series 2022A
(AMT) (Aa3/AA-)
1,000,000 5.000
11/15/2047
1,029,992
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
575,000 5.250
12/01/2043
590,887
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
100,000 4.000
10/01/2056
79,537
Colorado Educational and Cultural Facilities Authority Independent
School RB Fountain Valley School of Colorado Project Series
2026 (NR/BBB-)
850,000 4.250
06/01/2036
835,648
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools, Inc.
Series 2024A (NR/BB)
200,000 5.500
(d)
04/01/2044
202,189
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
695,000 6.000
07/01/2036
672,708
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
440,000 6.000
07/01/2031
425,914
Colorado Health Facilities Authority Hospital RB Boulder
Community Health Project Series 2020 (A3/A-)
525,000 4.000
10/01/2038
512,380
300,000 4.000
10/01/2039
293,419
300,000 4.000
10/01/2040
293,705
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
350,000 4.000
(g)
09/01/2030
369,443
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
101,026 5.000
(a)
07/01/2057
68,863
Colorado Health Facilities Authority RB Refunding for Adventist
Health System/Sunbelt Obligated Group Series 2019 A
(Aa2/AA)
100,000 4.000
11/15/2043
97,312
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
110,000 5.000
08/01/2038
113,973
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
980,000 4.000
08/01/2049
879,333
Colorado Health Facilities Authority Revenue Refunding Bonds
Series 2025A (NR/NR)
100,000 5.250
05/15/2048
102,997
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
CSU Strata Student Housing RB Series 2025A (NR/BB+)
$ 300,000 5.375%
(d)
03/01/2055
$ 300,965
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB+)
650,000 5.000
10/01/2032
650,646
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
465,000 4.000
(d)
12/01/2035
455,733
285,000 4.000
(d)
12/01/2036
276,723
Denver Health and Hospital Authority, Colorado Healthcare  RB,
Series 2025A (NR/BBB)
500,000 5.125
12/01/2050
503,393
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
145,000 5.000
(d)
12/01/2032
149,683
High Plains Metropolitan District GO Refunding Bonds Series
2017 (NATL) (A3/NR)
310,000 4.000
12/01/2047
289,884
Prairie Center Metropolitan District No. 3 In The City of Brighton
Adams County Colorado Limited Property Tax Supported
Primary Improvements RB Series 2024A (NR/NR)
500,000 5.875
12/15/2046
532,205
Prairie Point Community Authority Board In The City of Aurora
Arapahoe County Colorado Special Improvement District No.
1 Special Assessment RB Series 2026 (NR/NR)
150,000 5.000
12/01/2035
152,859
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
500,000 4.000
12/01/2041
461,593
Routt County Colorado Airport RB Yampa Valley Regional Airport
Series 2026 (NR/A-)
250,000 5.500
06/01/2051
266,454
Senac South Metropolitan District GO LT Bonds Series 2021A3
(NR/NR)
915,000 5.250
12/01/2051
895,965
The Lakes at Centerra Metropolitan District No.2 in The City of
Loveland Colorado Limited Tax GO Refunding Bonds Series
2024A (AGM) (NR/AA)
300,000 4.500
12/01/2054
289,327
Trails at Crowfoot Metropolitan District No. 3 in The Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
100,000 4.000
12/01/2044
96,968
250,000 4.250
12/01/2054
230,657
Wildwing Metropolitan District No. 5 In the Town of Timnath
Larimer County Colorado LT Go Refunding and Improvement
Bonds Series 2024 (AGM) (NR/AA)
50,000 4.500
12/01/2053
48,263
12,701,939
Connecticut - 0.8%
City of Ansonia Connecticut Certificates of Participation Series
2024 (NR/A+)
130,000 4.750
12/01/2045
134,652
State of Connecticut GO Social Bonds Series 2024G (Aa2/AA-)
1,900,000 3.000
11/15/2043
1,664,677
State of Connecticut Health & Educational Facilities Authority RB
Series E (NR/NR)
230,000 4.000
07/01/2041
215,821

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
$ 55,000 5.375%
07/01/2052
$ 51,950
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
125,000 5.000
07/01/2044
125,334
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
100,000 4.000
(d)
04/01/2041
92,476
The Housing Authority of The City of Stamford RB Mozaic
Concierge Living Project Entrance Fee Principal Redemption
Bondssm Series 2025D (NR/NR)
500,000 4.250
10/01/2030
504,845
2,789,755
Delaware - 0.4%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
50,000 3.000
06/01/2032
46,039
50,000 4.000
06/01/2042
43,551
Delaware Health Facilities Authority RB Beebe Medical Center
Project Series 2018 (NR/BBB-)
450,000 4.375
06/01/2048
394,860
Delaware State Housing Authority Senior
Single Family Mortgage RB 2024 Series D
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
240,000 4.450
07/01/2049
240,517
Delaware State Housing Authority Senior
Single Family Mortgage RB 2026 Series A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
750,000 4.750
07/01/2046
757,671
1,482,638
District of Columbia - 1.3%
District of Columbia Private Activity RB Series 2022A (A3/NR)
100,000 5.500
02/28/2037
112,785
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds. Series 2024B
(NR/NR)
100,000 0.000
(d)(f)
06/01/2041
66,157
Metropolitan Washington Airport Authority Revenue & Refunding
Bonds Series 2018A (Aa3/AA-)
1,950,000 5.000
10/01/2043
1,993,679
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 B (AGM-CR) (A1/AA)
665,000 4.000
10/01/2044
648,472
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
125,000 3.000
10/01/2050
92,431
100,000 4.000
10/01/2053
88,272
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail & Capital Improvement Projects Series 2019B
(Baa2/A-)
650,000 4.000
10/01/2049
584,016
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail and Capital Improvement Projects Series 2019B
(Baa2/A-)
$ 300,000 4.000%
10/01/2035
$ 303,303
Washington Metropolitan Area Transit Authority Second Lien
Dedicated RB Series 2025A (NR/AA)
500,000 5.250
07/15/2055
529,976
4,419,091
Florida - 20.7%
Abbott Square Community Development District City of
Zephyrhills Florida Special Assessment Bonds Series 2025
(NR/BBB)
100,000 5.375
05/01/2045
103,391
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
200,000 5.000
06/15/2032
206,848
AH at Turnpike South Community Development District Special
Assessment Phase 3 Project Series 2021 (NR/NR)
500,000 4.000
05/01/2051
426,270
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2023 Assessment Area
Three Project (NR/NR)
65,000 5.125
06/15/2043
67,614
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
55,000 3.200
(d)
05/01/2041
47,163
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
50,000 3.200
(d)
05/01/2041
43,417
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
25,000 3.125
05/01/2041
21,754
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
25,000 4.500
05/01/2030
25,337
Aventura Isles Community Development District Miami-Dade
County Special Assessment Refunding Bonds, Series 2024
(NR/NR)
100,000 5.000
05/01/2043
103,448
Aviary at Rutland Ranch Community Development District
Manatee County, Florida Special Assessment Bonds Series
2025 (NR/NR)
435,000 6.000
05/01/2055
453,432
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2022 (NR/NR)
245,000 4.250
05/01/2032
247,148
Bannon Lakes Community Development District Special
Assessment Series 2021 (NR/NR)
200,000 3.000
(d)
05/01/2031
193,339
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB)
15,000 6.000
11/01/2027
15,328
Bellehaven Community Development Special Assessment Bonds
Series 2025 (NR/NR)
110,000 5.800
05/01/2045
116,338

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
$ 100,000 3.625%
12/15/2040
$ 96,478
Benton Hills Community Development District Hernando County
Florida Special Assessment Bonds Series 2026 (NR/NR)
510,000 4.000
(h)
05/01/2031
509,329
Berry Bay Community Development District Special Assessment
for Assessment Area 1 Project Series 2021 (NR/NR)
500,000 3.125
05/01/2031
477,338
Berry Bay Community Development District Special Assessment
RB for Assessment Area Three Series 2024 (NR/NR)
40,000 4.250
05/01/2031
40,231
Blackwell Community Development District Pasco County Florida
Special Assessment Bonds Series 2026 (NR/NR)
100,000 5.450
05/01/2046
101,626
Bridgewalk Community Development District Special Assessment
Bonds for Assessment Area Two Project Series 2023 (NR/NR)
60,000 6.250
12/15/2043
64,988
Bridgewater Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2022 (NR/NR)
100,000 3.250
06/15/2042
84,398
Broward County Port Facilities RB Series 2019B (A1/A)
300,000 4.000
09/01/2049
269,044
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
15,000 4.750
05/01/2027
15,081
Buckhead Trails Ii Community Development District Manatee
County Florida Special Assessment Bonds Series 2026
(NR/NR)
1,250,000 5.800
05/01/2056
1,268,003
Buena Lago Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
50,000 5.250
05/01/2044
51,345
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
45,000 4.000
05/01/2027
45,105
Capital Projects Finance Authority Educational Facilities RB
Imagine School At North Port Project (NR/NR)
100,000 6.250
(d)
06/15/2045
102,161
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
100,000 6.125
(d)
06/15/2044
105,068
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
250,000 5.250
(d)
12/01/2058
239,249
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
100,000 4.000
(d)
07/01/2051
80,175
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
100,000 5.250
(d)
12/01/2043
100,492
Capital Trust Authority Educational Facilities Lease RB for Seaside
Community Charter School Project Series A (Baa3/NR)
100,000 5.000
06/15/2034
104,349
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Authority Educational Facilities RB Madrone -
Florida Tech Student Housing I, LLC - Florida Institute of
Technology Project, Series 2025A (NR/BB)
$ 100,000 4.750%
(d)
07/01/2040
$ 100,606
100,000 5.000
(d)
07/01/2045
100,314
Capital Trust Authority Educational Facilities RB The Learning
Center Project Series 2025 (NR/NR)
150,000 6.500
(d)
06/15/2045
152,721
Capital Trust Authority RB Aids Healthcare Foundation Obligated
Group Series 2026A (Baa2/NR)
480,000 4.750
12/01/2042
501,448
Capital Trust Authority RB Anticipation Notes Convivial-St
Petersburg Project Series 2024A (NR/NR)
150,000 12.000
(d)
10/03/2029
186,383
Caymas Community Development District Collier
County Florida Capital Improvement RB Series 2026
(Assessment Area Two) (NR/NR)
1,000,000 5.625
05/01/2056
1,005,067
Center Lake Ranch West Community Development District City
of St. Cloud, Florida Capital Improvement RB, Series 2025
(NR/NR)
745,000 5.300
(d)
05/01/2045
766,912
Central Parc Community Development District City Of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
100,000 4.900
05/01/2031
101,387
Century Gardens at Tamiami Community Development District
Miami-Dade County Florida Special Assessment Refunding
Bonds Series 2016 (NR/BBB)
100,000 4.000
05/01/2031
99,998
Century Park Square Community Development District Miami-
Dade County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
750,000 6.000
05/01/2055
774,014
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
100,000 3.350
05/01/2041
83,892
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
65,000 3.375
(d)
05/01/2041
59,094
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
95,000 3.700
(d)
05/01/2040
86,728
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
100,000 5.125
06/01/2042
101,547
Coco Palms Community Development District Expansion Area
Project Special Assessment Bonds Series 2019 (NR/NR)
145,000 4.750
(d)
06/15/2039
145,921
Coddington Community Development District (NR/NR)
260,000 5.000
05/01/2032
274,151
Connerton East Community Development District Pasco County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,000,000 5.500
06/15/2055
1,011,291
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
100,000 5.250
06/15/2043
105,007
Cope's Landing Community Development District Capital
Improvement RB 2023 Project Area Series 2023 (NR/NR)
100,000 5.750
05/01/2043
108,042

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cope's Landing Community Development District City of
Jacksonville Florida Capital Improvement RB Series 2026
Assessment Area Three (NR/NR)
$ 100,000 4.000%
05/01/2031
$ 100,376
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
200,000 4.300
05/01/2033
204,692
Creekside Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2026 Assessment
Area Two – Parcel C and D (NR/NR)
750,000 5.600
05/01/2056
755,219
Creekview Community Development District Special Assessment
RB Series 2022 (NR/NR)
5,000 3.875
05/01/2027
4,984
25,000 4.250
05/01/2032
25,039
165,000 4.625
05/01/2042
165,235
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
340,000 4.250
05/01/2042
338,207
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
100,000 5.125
05/01/2043
103,824
Crossings Community Development District Osceola County
Special Assessment Bonds Series 2024 (NR/NR)
75,000 5.350
05/01/2044
77,422
Crossings Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
45,000 4.250
05/01/2027
45,167
255,000 4.750
05/01/2032
261,280
Curiosity Creek Community Development District
250,000 5.600
(d)
05/01/2045
256,668
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
50,000 5.000
05/01/2053
50,019
Cypress Reserve Community Development District Capital
Improvement RB, Series 2025 (NR/NR)
175,000 5.800
(d)
05/01/2056
177,168
Deerbrook Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 2023 Project
(NR/NR)
100,000 5.250
05/01/2043
103,186
Del Webb Oak Creek Community Development District Lee
County, Florida Special Assessment Bonds Series 2025
(NR/NR)
190,000 5.375
(d)
05/01/2045
196,132
Del Webb Sunchase Community Development District Manatee
County, Florida Special Assessment Bonds Series 2025
(NR/NR)
250,000 5.625
05/01/2055
255,220
Dewey Robbins Community Development District City of
Leesburg Florida Capital Improvement RB Series 2025
(NR/NR)
330,000 5.800
05/01/2055
333,274
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
270,000 3.750
05/01/2040
252,884
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
50,000 3.375
(d)
05/01/2041
46,267
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
$ 35,000 4.300%
05/01/2027
$ 35,184
EA Mckinnon Groves Community Development District Lake
County, Florida Capital Improvement RB, Series 2025
(NR/NR)
310,000 5.500
05/01/2056
310,761
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
190,000 4.875
05/01/2032
196,359
East 547 Community Development District Special Assessment
Bond for Assessment Area One Project Series 2021 (NR/NR)
25,000 3.300
05/01/2041
22,474
East Palm Drive Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One) (NR/NR)
100,000 5.100
06/15/2044
102,724
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
75,000 3.625
05/01/2032
74,684
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 4.000
05/01/2040
97,760
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000 3.600
05/01/2041
114,854
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
125,000 3.375
05/01/2032
120,743
Edgewater West Community Development District Osceola County
Florida Special Assessment RB Series 2026 Assessment Area
Two (NR/NR)
100,000 4.250
05/01/2033
100,321
100,000 5.500
05/01/2046
102,858
Epmore Community Development District Miami-Dade County
Florida Special Assessment Bonds Series 2026 (NR/NR)
150,000 5.125
05/01/2046
151,719
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
885,000 4.000
08/15/2045
803,650
Eureka Grove Community Development District Special
Assessment Bonds for 2021 Project Series 2021 (NR/NR)
745,000 3.500
05/01/2041
656,884
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
525,000 5.250
06/15/2044
544,484
Everlands II Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
60,000 4.600
06/15/2031
60,881
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
190,000 5.000
05/01/2035
195,235
Florida Development Finance Corp. Educational Facilities RB
for Saint Andrew's School of Boca Raton, Inc. Project Series
2024A (NR/BBB+)
150,000 5.250
06/01/2044
155,415

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
$ 100,000 5.000%
(d)
07/01/2032
$ 98,635
135,000 5.375
(d)
07/01/2042
128,430
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
100,000 5.000
(d)
10/01/2042
98,761
325,000 5.250
(d)
10/01/2056
299,302
Florida Development Finance Corp. Healthcare Facilities
RB for Tampa General Hospital Project Series 2024A
(Fixed Mode) (NR/A-)
600,000 5.250
08/01/2055
617,305
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
1,495,000 5.250
07/01/2047
1,488,494
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
2,475,000 0.010
(a)(b)(d)(f)
07/15/2032
693,000
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Project AAF Operations Holdings LLC Issue
Series 2024A (Tax-Exempt) (NR/NR)
400,000 0.010
(a)(b)(d)(f)
07/15/2059
112,000
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
100,000 5.125
(d)
06/01/2040
102,289
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
100,000 4.000
(d)
06/30/2041
85,436
Florida Development Finance Corp. Solid Waste Disposal RB
for GFL Solid Waste Southeast LLC Project Series 2024A
(Ba3/BB)
250,000 4.375
(a)(b)(d)
10/01/2054
253,660
Florida Development Finance Corp. Student Housing RB Senior
Series 2024A-1 (NR/NR)
100,000 5.000
(d)
06/01/2044
101,237
Florida Development Finance Corporation RB Brightline Florida
Passenger Rail Expansion Project Series 2025B (NR/NR)
1,945,000 12.000
(a)(b)(d)
07/01/2057
1,264,250
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
150,000 5.000
03/01/2047
143,956
Florida Local Government Finance Commission Senior Living
RB Fleet Landing at Nocatee Project Series 2025B-3
(Tax-Exempt) (NR/NR)
575,000 4.200
(d)
11/15/2030
578,063
Florida Local Government Finance Commission Senior Living
RB Orlando Senior Health Network Project, Series 2025A
(NR/NR)
250,000 5.750
(d)
07/01/2044
264,421
Forest Lake Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
10,000 4.750
(d)
05/01/2027
10,070
90,000 5.000
(d)
05/01/2032
93,064
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Governors Park South Community Development District Clay
County Florida Special Assessment RB Series 2026 (NR/NR)
$ 450,000 5.450%
05/01/2046
$ 454,903
Grace Groves Community Development District City of Leesburg
Florida Special Assessment Bonds Series 2026 (NR/NR)
385,000 4.300
05/01/2033
386,981
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
165,000 2.950
05/01/2031
154,547
120,000 3.350
05/01/2041
102,379
Grand Bay at Doral Community Development District Special
Assessment Bonds, Series 2016 (NR/NR)
140,000 4.750
05/01/2036
140,043
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
80,000 4.000
05/01/2030
80,299
Grand Oaks Community Development District Special Assessment
RB Series 2019 A (NR/NR)
50,000 4.750
11/01/2039
50,463
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
615,000 3.500
11/01/2041
542,470
Grande Pines Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
710,000 3.750
05/01/2041
639,972
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
100,000 5.450
05/01/2044
104,509
Greater Orlando Aviation Authority Special Purpose Airport
Facilities RB United Airlines Inc. Project Series 2025 of The
City of Orlando Florida (NR/BB+)
400,000 5.250
11/01/2034
428,536
Groves at Lake Marion Community Development District Polk
County Florida Special Assessment Bonds Series 2026
(NR/NR)
100,000 5.300
(d)
12/15/2046
101,582
Hacienda North Community Development District Special
Assessment RB Series 2023 (NR/NR)
100,000 6.300
05/01/2043
108,774
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
100,000 5.800
05/01/2054
101,165
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
90,000 5.850
05/01/2044
93,995
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2025
Assessment Area Three (NR/NR)
340,000 5.550
(d)
05/01/2045
351,522
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
10,000 4.200
05/01/2027
10,031
Harmony On Lake Eloise Community Development District City
of Winter Haven, Florida Capital Improvement RB, Series
2023 Assessment Area One (NR/NR)
80,000 5.125
05/01/2043
83,154

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Harmony West Community Development District Osceola County
Florida Special Assessment RB Series 2025 Assessment Area
Three (NR/NR)
$ 100,000 5.450%
05/01/2045
$ 103,187
Harmony West Community Development District Special
Assessment RB Series 2023 (NR/NR)
300,000 5.300
05/01/2053
303,554
Harvest Hills South Community Development District Pasco
County, Florida Capital Improvement RB, Series 2025
(NR/NR)
1,000,000 5.750
05/01/2056
1,004,659
Hawkstone Community Development District Special Assessment
RB Series 2021 (NR/NR)
125,000 3.450
05/01/2041
111,664
Hawkstone Community Development District Special Assessment
RB Series 2023 (NR/NR)
295,000 4.375
05/01/2030
299,278
Higher Educational Facilities Financing Authority Florida
Educational Facilities Revenue and Revenue Refunding Bonds
Ringling College Project Series 2017 (NR/BBB)
500,000 5.000
03/01/2042
494,248
Higher Educational Facilities Financing Authority Higher
Educational Facilities RB Keiser University Project Series
2025 (NR/BB+)
600,000 6.000
(d)
07/01/2045
617,693
Highland Trails Community Development District City ofDade
City Florida Capital Improvement RB, Series 2025 (NR/NR)
1,000,000 5.850
05/01/2056
1,008,365
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
20,000 3.500
(d)
05/01/2031
19,573
Hills of Minneola Community Development District Special
Assessment RB Series 2026 North Parcel Assessment Area
Two (NR/NR)
100,000 5.300
05/01/2046
102,337
Hillsborough County Aviation Authority Tampa International
Airport RB 2024 Series B (AMT) (Aa3/NR)
355,000 5.500
10/01/2049
380,672
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
100,000 5.600
05/01/2044
105,213
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
125,000 3.000
05/01/2037
109,160
Hunt Club Grove Community Development District City of
Lake Wales Florida Special Assessment Bonds Series 2026
Assessment Area Two (NR/NR)
100,000 5.300
12/15/2046
102,130
Ibis Landing Community Development District Lee County Florida
Special Assessment Bonds, Series 2025 (NR/NR)
620,000 5.700
06/15/2045
658,945
Island Lake Estates Community Development District 2023 Project
Special Assessment Bonds Series 2023 (NR/NR)
100,000 5.750
12/15/2043
106,896
Juniper Cove Community Development District Miami-Dade
County Florida Capital Improvement RB Series 2025 (NR/NR)
160,000 4.625
05/01/2032
162,644
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
$ 100,000 3.125%
05/01/2041
$ 82,938
Kelly Park Community Development District
130,000 4.375
05/01/2032
131,783
Keys Edge Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
100,000 5.375
05/01/2055
100,345
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
100,000 3.500
05/01/2040
94,470
Kingman Gate Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
50,000 3.600
06/15/2041
47,387
Kings Creek I Community Development District City of
Jacksonville Florida Special Assessment Bonds, Series 2025
(NR/NR)
100,000 6.000
05/01/2055
102,762
Kingston One Community Development District Lee County
Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000 5.750
05/01/2045
526,582
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
90,000 5.500
05/01/2042
94,988
Lake Flores Community Development District Manatee County
Florida Special Assessment Bonds Series 2026 Assessment
Area (NR/NR)
110,000 5.450
05/01/2046
112,468
Lakes of Sarasota Community Development District 2 Sarasota
County Florida Capital Improvement RB Series 2025A
(NR/NR)
100,000 5.500
05/01/2045
103,036
Lakeside at Satilla Community Development District Osceola
County Florida Capital Improvement RB Series 2025 (NR/NR)
225,000 5.375
(d)
05/01/2045
232,432
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2019 (NR/NR)
70,000 3.400
05/01/2030
69,418
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2020 A (NR/NR)
100,000 3.200
05/01/2030
98,284
Lakewood Ranch Stewardship District Special Assessment RB for
Palm Grove Project Series 2024 (NR/NR)
100,000 5.250
05/01/2044
104,545
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
100,000 2.625
05/01/2037
84,597
Lakewood Ranch Stewardship District Special Assessment RB,
Series 2025 (NR/NR)
500,000 6.000
05/01/2056
529,225
Landings at Miami Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
200,000 4.750
(d)
11/01/2048
195,801
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
80,000 4.750
05/01/2032
81,559
45,000 5.000
05/01/2042
45,988

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024A (NR/BBB+)
$ 275,000 5.250%
11/15/2044
$ 292,609
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024B-1 (NR/BBB+)
150,000 4.750
11/15/2029
150,486
Lee County Industrial Development Authority Healthcare Facilities
Refunding RB Cypress Cove At Healthpark Florida Inc.
Project Series 2026 (NR/NR)
270,000 4.500
(d)(h)
10/01/2036
271,981
Liberty Cove Community Development District Special
Assessment RB for Assessment Area One Project Series 2024
(NR/NR)
85,000 5.375
05/01/2044
86,838
Longleaf Community Development District Capital Improvement
RB for Neighborhood 4 – Assessment Area Two Series 2024A
(NR/NR)
45,000 5.200
05/01/2044
45,534
Lt Ranch South Community Development District Sarasota County
Florida Capital Improvement RB Series 2026 (NR/NR)
715,000 5.900
05/01/2056
727,401
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024 (NR/NR)
65,000 5.750
05/01/2044
67,514
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
65,000 3.450
05/01/2041
56,774
Magnolia Island Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
45,000 4.650
05/01/2032
45,697
Mangrove Point Community Development District Capital
Improvement RB Series 2022 (NR/NR)
75,000 4.250
05/01/2042
67,629
Mckendree Pointe Community Development District Pasco County,
Florida Capital Improvement RB, Series 2025 (NR/NR)
250,000 6.000
05/01/2056
253,379
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
150,000 3.250
05/01/2041
128,116
Metropica Community Development District Broward County
Florida Special Assessment Bonds Series 2026 (NR/NR)
545,000 5.700
05/01/2056
552,474
Miami Dade County Aviation Revenue Refunding Bonds Series
2017B (AMT) (NR/A+)
475,000 5.000
10/01/2040
481,433
Miami World Center Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
205,000 5.125
11/01/2039
207,645
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
100,000 5.000
(d)
07/01/2037
99,531
100,000 5.250
(d)
07/01/2042
100,013
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
$ 240,000 5.000%
05/01/2037
$ 238,210
Mirada II Community Development District Pasco County, Florida
Capital Improvement RB Series 2025 (NR/NR)
250,000 5.750
05/01/2055
256,799
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
100,000 3.500
05/01/2041
86,418
100,000 4.000
05/01/2051
84,006
New Port Corners Community Development District Pasco County,
Florida Special Assessment Bonds Series 2025 (NR/NR)
230,000 4.250
(d)
06/15/2035
229,469
North Ar-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
50,000 5.750
05/01/2044
52,360
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
70,000 5.450
05/01/2044
72,785
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
200,000 3.375
11/01/2041
175,697
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
40,000 4.750
(d)
05/01/2027
40,268
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
100,000 3.625
05/01/2040
92,275
Northlake Stewardship District Manatee County Florida Special
Assessment Bonds Series 2025 (NR/NR)
335,000 6.000
05/01/2045
354,890
Northlake Stewardship District Manatee County Florida Special
Assessment Bonds Series 2026 (NR/NR)
125,000 5.700
05/01/2056
126,485
Northridge Community Development District Pasco County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
100,000 5.750
(d)
05/01/2045
104,785
Ocala Preserve Community Development District Capital
Improvement RB Series 2021 (NR/NR)
40,000 2.375
11/01/2026
39,774
Okaloosa County, Florida Industrial Development RB Air Force
Enlisted Village Inc. Project Series 2025 (NR/NR)
190,000 5.750
(d)
05/15/2055
195,254
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
70,000 5.250
06/15/2043
73,762
Pacific Ace Community Development District Special Assessment
Bonds for Assessment Area Two Series 2024 (NR/NR)
100,000 5.200
05/01/2044
103,189
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
150,000 5.000
10/01/2043
153,011
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
100,000 4.000
05/15/2053
81,726

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Series 2023 C (NR/NR)
$ 50,000 7.500%
05/15/2053
$ 55,623
Palm Beach County Health Facilities Authority Revenue Refunding
Bonds Series 2022 (NR/NR)
175,000 4.000
06/01/2036
169,671
Palm Beach County, Florida RB Provident Group - PBAU
Properties II LLC - Palm Beach Atlantic University Project
Senior, Series 2025A (NR/NR)
875,000 5.750
(d)
10/01/2055
915,282
500,000 5.750
(d)
10/01/2065
518,584
Palm Coast 145 Community Development District City of Palm
Coast Florida Special Assessment Bonds Series 2025A
(NR/NR)
450,000 6.250
(d)
05/01/2035
462,534
Palmetto Ridge Community Development District Pasco County,
Florida Special Assessment Bonds Series 2026 (NR/NR)
1,000,000 5.700
05/01/2055
1,007,060
Park East Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
40,000 3.150
11/01/2041
33,634
Parkside Trails Community Development District Lake County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
500,000 5.550
05/01/2055
501,669
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
155,000 3.750
05/01/2040
140,362
Parrish Lakes Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Three (NR/NR)
55,000 5.000
05/01/2031
55,823
PBR Community Development District User Fee RB Series 2026A-
1 (NR/NR)
150,000 5.000
03/01/2048
151,664
Peace Creek Village Community Development District City of
Winter Haven Florida Special Assessment Bonds Series 2025
(NR/NR)
210,000 5.600
(d)
05/01/2045
216,499
Peace Crossing Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
55,000 5.000
05/01/2031
55,432
Pinery Community Development District Hernando County,
Florida Capital Improvement RB Series 2026 (NR/NR)
100,000 4.500
05/01/2036
98,715
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
125,000 3.500
05/01/2037
115,796
Preserve At Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
510,000 5.450
05/01/2044
531,642
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
85,000 3.500
11/01/2030
85,110
Quail Roost Community Development District Miami-Dade
County Florida Special Assessment Bonds Series 2025
(NR/NR)
400,000 6.000
05/01/2055
419,938
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Radiance Community Development District Flagler County Florida
Special Assessment Bonds Series 2025 (NR/NR)
$ 100,000 6.200%
(d)
05/01/2045
$ 105,659
Reflection Bay Community Development District Palm Beach
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
100,000 5.000
05/01/2035
104,156
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
100,000 3.000
05/01/2036
91,445
Rhodine Road North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
90,000 3.300
05/01/2042
79,492
Riversong Community Development District Manatee County
Florida Special Assessment Bonds Series 2025 (NR/NR)
395,000 5.625
(d)
05/01/2056
400,079
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
95,000 5.500
05/01/2044
99,402
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2025 (NR/NR)
125,000 5.200
(d)
05/01/2045
128,392
Rolling Hills Community Development District Capital
Improvement RB Series 2022A-1 (NR/NR)
365,000 3.400
05/01/2032
351,751
Rutland Ranch Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
40,000 2.450
11/01/2026
39,837
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
75,000 5.000
05/01/2043
76,966
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
50,000 5.750
(d)
11/01/2043
52,550
Sabal Palm Community Development District Broward County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
100,000 5.000
05/01/2044
103,513
Saltmeadows Community Development District
100,000 4.800
(d)
05/01/2035
103,016
Sampson Creek Community Development District Special
Assessment Bonds Series 2020 (AGM) (NR/AA)
100,000 2.625
05/01/2040
78,542
Sandmine Road Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
85,000 3.300
11/01/2041
77,689
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (Aa3/NR)
1,000,000 4.000
07/01/2048
896,840
Sawgrass Village Community Development
District Special Assessment Bonds Series 2023
(Assessment Area Two) (NR/NR)
100,000 6.125
11/01/2043
107,257
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
50,000 3.750
05/01/2040
47,429
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
45,000 4.125
05/01/2032
45,095

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR) – (continued)
$ 140,000 4.500%
05/01/2042
$ 137,568
Seaton Creek Reserve Community Development District City of
Jacksonville, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
100,000 5.250
(d)
06/15/2043
104,885
Sedona Point Community Development District Miami-Dade
County, Florida Special Assessment Bonds, Series 2023 2023
Project (NR/NR)
225,000 5.000
06/15/2043
234,433
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
100,000 5.000
10/01/2032
103,070
Seminole Palms Community Development District City of Palm
Coast, Florida Special Assessment Bonds, Series 2023 2023
Project Area (NR/NR)
75,000 5.500
05/01/2043
78,429
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
200,000 4.700
05/01/2034
202,661
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
30,000 4.625
05/01/2030
30,576
70,000 5.500
05/01/2043
73,870
Shores At Stillwater Community Development District Sarasota
County Florida Special Assessment Bonds Series 2026
(NR/NR)
230,000 4.100
05/01/2031
230,189
Siena North Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
50,000 4.000
06/15/2042
46,821
Silver Palms West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
100,000 3.000
06/15/2032
95,022
195,000 3.250
06/15/2042
173,714
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
200,000 3.500
05/01/2041
175,950
Six Mile Creek Community Development District St. Johns County
Florida Capital Improvement RB Series 2024 (NR/NR)
75,000 5.100
05/01/2044
76,460
Six Mile Creek Community Development District St. Johns
County, Florida Capital Improvement RB, Series 2023 2023
Project Area (NR/NR)
100,000 5.500
05/01/2043
104,870
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2026 (NR/NR)
100,000 4.450
05/01/2036
100,349
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
100,000 6.000
(d)
05/01/2045
105,332
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
40,000 5.625
(d)
05/01/2044
41,620
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sorrento Pines Community Development District Lake County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
$ 70,000 5.250%
05/01/2043
$ 73,229
South Creek Community Development District Hillsborough
County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
707,000 5.600
05/01/2055
710,950
South Creek Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
25,000 3.250
06/15/2041
21,824
Southpointe of Manatee County Community Development District
Manatee County Florida Special Assessment Bonds Series
2026 (NR/NR)
100,000 5.375
05/01/2046
102,446
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
100,000 5.375
05/01/2044
101,415
St. Augustine Lakes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
520,000 5.375
06/15/2042
544,210
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
750,000 4.000
12/15/2041
685,267
St. Johns County Industrial Development Authority RB Refunding
for Presbyterian Retirement Communities, Inc. Obligated
Group Series 2020 A (NR/NR)
150,000 4.000
08/01/2055
127,011
Starling Community Development Special Assessment RB, Series
2025 (NR/NR)
165,000 5.600
(d)
05/01/2056
164,599
Stellar North Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
390,000 3.000
05/01/2031
373,179
Stonegate Preserve Community Development District Manatee
County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
225,000 4.375
06/15/2030
227,549
Stonegate Preserve Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
245,000 5.125
12/15/2030
252,709
Stonewater Community Development District Special Assessment
RB Series 2021 (NR/NR)
50,000 3.300
(d)
11/01/2041
42,662
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
80,000 4.500
06/15/2039
80,732
Storey Creek Community Development District (NR/NR)
240,000 5.000
06/15/2032
255,008
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
100,000 5.250
06/15/2044
103,846
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
100,000 3.000
06/15/2032
94,513

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
$ 25,000 2.875%
(d)
06/15/2031
$ 24,427
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
100,000 5.250
(d)
05/01/2044
103,082
Sugarloaf Community Development District Lake County Florida
Capital Improvement RB Series 2026 (NR/NR)
875,000 5.625
12/15/2055
881,150
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
75,000 3.450
05/01/2041
67,353
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
80,000 3.750
05/01/2040
74,063
Talis Park Community Development District Capital Improvement
RB Refunding Subordinate Series 2016 A-2 (NR/NR)
45,000 4.000
05/01/2033
44,727
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
50,000 3.375
05/01/2041
43,616
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
50,000 3.300
12/15/2041
42,975
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
75,000 3.625
(d)
05/01/2040
69,723
Towns at Woodsdale Community Development District Capital
Improvement RB for Pasco County Series 2023 (NR/NR)
110,000 5.375
(d)
11/01/2030
113,344
Tradition Community Development District No. 9 Port St. Lucie,
Florida Special Assessment Bonds Series 2025 (NR/NR)
615,000 5.400
05/01/2045
632,869
Tranquility Community Development District City of Titusville,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,000,000 5.625
05/01/2055
1,003,402
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
80,000 3.250
(d)
05/01/2030
77,543
Triple Creek Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
75,000 2.375
(d)
11/01/2026
74,562
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
10,000 2.500
11/01/2026
9,944
50,000 3.000
11/01/2031
47,565
40,000 3.500
11/01/2041
35,282
Tuckers Pointe Community Development District Charlotte
County  Florida Special Assessment Refunding And RB  Series
2026 (NR/NR)
125,000 4.500
05/01/2036
126,348
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
75,000 4.000
05/01/2042
70,492
Two Ridges Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
665,000 6.000
05/01/2055
693,892
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Two Rivers East Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 Series 2023
Project (NR/NR)
$ 200,000 5.750%
05/01/2043
$ 210,724
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
100,000 5.125
05/01/2042
102,726
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 (NR/NR)
50,000 5.625
05/01/2044
52,223
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
120,000 3.375
05/01/2045
105,263
Varrea South Community Development District City of Plant City
Florida Capital Improvement RB, Series 2025 (NR/NR)
665,000 5.625
(d)
05/01/2045
700,809
Varrea South Community Development District City of Plant
City, Florida Capital Improvement RB, Series 2023 2023
Assessment Area (NR/NR)
75,000 5.125
05/01/2043
77,957
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
60,000 5.250
05/01/2043
62,624
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2021 (NR/NR)
250,000 3.625
05/01/2041
230,682
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
15,000 3.600
(d)
05/01/2041
13,847
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
90,000 5.250
06/15/2043
94,342
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
115,000 4.125
05/01/2034
113,626
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
190,000 5.875
11/01/2029
195,599
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
85,000 3.750
05/01/2037
80,349
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
50,000 3.000
(d)
05/01/2035
46,661
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
45,000 2.550
05/01/2031
43,037
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
100,000 5.125
05/01/2042
103,294
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
40,000 3.450
05/01/2042
36,177
Villamar Community Development District City of Winter Haven
Florida Special Assessment Bonds Series 2022 (NR/NR)
200,000 4.125
05/01/2052
171,521

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Villamar Community Development District Special Assessment
Bonds for Phase 4 Project Series 2022 (NR/NR)
$ 670,000 4.000%
05/01/2042
$ 627,564
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
100,000 3.750
05/01/2040
93,958
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
100,000 5.500
05/01/2044
104,766
Waterford Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
40,000 5.200
05/01/2044
40,913
Waterset South Community Development District, Hillsborough
County, Florida Special Assessment RB Series 2026
Assessment Area (NR/NR)
100,000 5.300
05/01/2046
102,182
Wellness Ridge Community Development District, Lake County,
Florida Special Assessment Bonds Series 2026 (NR/NR)
165,000 5.300
06/15/2046
169,755
West Lake Community Development District Hillsborough County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
100,000 4.000
06/15/2030
100,079
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
60,000 5.125
05/01/2042
61,297
West Port Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
125,000 4.000
(d)
05/01/2040
118,797
500,000 4.000
(d)
05/01/2051
425,640
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
25,000 3.000
05/01/2031
23,858
West Port East Community Development District
100,000 5.800
(d)
05/01/2045
105,609
West Villages Improvement District City of North Port Florida
Capital Improvement RB Unit of Development No. 12 Series
2026 (NR/NR)
750,000 5.300
05/01/2046
758,554
West Villages Improvement District City of North Port, Florida
Capital Improvement RB Unit of Development No. 13, Series
2025 (NR/NR)
475,000 5.250
05/01/2045
486,393
875,000 5.500
05/01/2055
875,950
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
55,000 4.625
05/01/2030
55,848
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
50,000 4.750
05/01/2039
50,185
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2021 (NR/NR)
60,000 3.500
05/01/2041
51,106
West Villages Improvement District Unit of Development No. 8
Special Assessment RB Series 2021 (NR/NR)
160,000 3.500
05/01/2041
135,227
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
$ 55,000 4.875%
05/01/2031
$ 56,137
Westside Haines City Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
100,000 3.250
05/01/2041
87,398
Westside Haines City Community Development District, Polk
County, Florida Special Assessment Bonds Series 2026
Assessment Area Three Project (NR/NR)
245,000 4.000
05/01/2033
239,087
Westview South Community Development District Counties of
Osceola and Polk, Florida Special Assessment Bonds Series
2025 (NR/NR)
310,000 6.000
(d)
05/01/2045
329,821
Westwood of Pasco Community Development District Capital
Improvement RB, Series 2023 (NR/NR)
115,000 4.625
05/01/2030
116,986
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
90,000 4.500
05/01/2030
91,893
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
185,000 4.250
(d)
06/15/2039
178,778
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
135,000 5.625
05/01/2042
142,453
Wind Meadows South Community Development District City
of Bartow, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
165,000 4.500
05/01/2030
167,759
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
150,000 2.950
05/01/2031
142,379
75,000 3.350
05/01/2041
66,967
Windsor Cay Community Development District Lake County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
190,000 5.250
(d)
05/01/2045
194,706
Windward Preserve Community Development District City of
Cocoa, Florida Capital Improvement RB, Series 2025 (NR/NR)
300,000 5.750
05/01/2045
317,783
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 3.700
05/01/2040
92,556
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000 3.375
05/01/2041
22,553
72,195,677
Georgia - 1.6%
Columbia County Hospital Authority Revenue Anticipation
Certificates for Wellstar Health System, Inc. Project Series
2023A (A1/A+)
120,000 5.750
04/01/2053
129,289
Development Authority of Fulton County RB Wellstar Health
System, Inc. Project, Series 2020A (A1/A+)
750,000 4.000
04/01/2050
687,277

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
George L Smith II Congress Center Authority RB for Convention
Center Hotel Second Tier Series 2021B (NR/NR)
$ 130,000 5.000%
(d)
01/01/2054
$ 127,778
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
35,000 2.375
01/01/2031
32,919
Georgia Housing and Finance Authority Single Family Mortgage
Bonds 2026 Series A (NON-AMT) (NR/AAA)
500,000 4.800
12/01/2046
510,686
Macon Water Authority Georgia Water and Sewer RB Series 2024
(Aa2/AA)
200,000 5.000
10/01/2054
208,711
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
500,000 4.000
(a)(b)
05/01/2052
507,831
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
365,000 5.000
(a)(b)
12/01/2053
389,573
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B
(A3/NR)
1,500,000 5.000
(a)(b)
12/01/2055
1,594,602
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4
Project J Bonds (A2/A)
100,000 5.000
07/01/2052
102,128
Private Colleges and Universities Authority Emory University RB,
Series 2025A (Aa2/AA)
300,000 5.250
09/01/2040
343,678
Savannah-Georgia Convention Center Authority Convention Center
Hotel First Tier RB, Series 2025A (NR/BBB-)
100,000 5.125
06/01/2050
100,815
The Atlanta Development Authority Convertible Capital
Appreciation Economic Development Certificates for Gulch
Enterprise Zone Project Series 2024-1 (NR/NR)
650,000 0.000
(d)(f)
12/15/2048
600,070
The Atlanta Development Authority Senior RB for Westside Gulch
Area Project Series 2024A-1 (NR/NR)
125,000 5.000
(d)
04/01/2034
128,462
5,463,819
Guam - 0.5%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
100,000 5.250
10/01/2030
105,791
A.B. Won Pat International Airport Authority Guam General RB
2024 Series A (AMT) (Baa2/NR)
250,000 5.250
10/01/2041
264,386
Government of Guam Business Privilege Tax Refunding Bonds
Series 2025G (Baa3/NR)
250,000 5.250
01/01/2040
270,998
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/BB-)
45,000 4.250
02/01/2030
45,022
Guam Government RB Refunding Series 2021 F (Baa3/NR)
450,000 4.000
01/01/2042
439,408
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
745,000 5.000
01/01/2046
745,295
1,870,900
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Hawaii - 0.0%
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba1/NR)
$ 100,000 3.200%
07/01/2039
$ 88,494
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba1/NR)
100,000 3.500
10/01/2049
83,975
172,469
Idaho - 0.1%
City of  Boise City Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (NON-AMT) (A1/NR)
105,000 5.000
09/01/2046
109,190
City of Boise City, Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (A1/NR)
170,000 5.000
09/01/2051
173,768
Idaho Health Facilities Authority St. Luke's Health System Project
RB  Series 2025A (NR/A)
250,000 4.375
03/01/2053
242,421
525,379
Illinois - 7.3%
Board o fEducation of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025B
(NR/BB+)
1,000,000 5.500
12/01/2034
1,078,598
Board of Education of The City of Chicago Unlimited Tax GO
Bonds Dedicated Revenues Series 2025A (NR/BB+)
225,000 5.750
12/01/2050
229,089
Board of Education of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2017B
(NR/BB+)
1,000,000 6.750
(d)
12/01/2030
1,037,493
Board of Education of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025B
(NR/BB+)
275,000 6.000
12/01/2038
301,894
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
1,330,000 5.000
12/01/2042
1,292,104
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2021A (NR/BB+)
100,000 5.000
12/01/2039
100,111
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
275,000 5.000
12/01/2047
257,674
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
200,000 5.000
12/01/2034
200,742
750,000 5.000
12/01/2044
725,731
Board of Education ofThe City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025B
(NR/BB+)
250,000 6.000
12/01/2044
267,488
Board of Education ofThe City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025C
(NR/BB+)
150,000 5.500
12/01/2045
153,040
Chicago Ill GO Bonds 2024A (AGM-CR) (A1/AA)
500,000 5.000
01/01/2042
524,053

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
$ 245,000 6.038%
12/01/2029
$ 241,235
Chicago Transit Authority Second Lien Sales Tax Receipts Revenue
Project and Refunding Bonds Series 2026A (NR/A+)
1,000,000 5.250
12/01/2051
1,053,842
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
150,000 5.000
04/01/2045
150,877
190,000 5.750
04/01/2048
199,844
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
325,000 5.000
12/01/2046
307,940
City of Chicago Board of Education UT GO Bonds Series 2021A
(NR/BB+)
210,000 5.000
12/01/2036
212,115
250,000 5.000
12/01/2038
250,952
City of Chicago Board of Education UT GO Bonds Series 2022A
(NR/BB+)
500,000 4.000
12/01/2047
410,983
City of Chicago Board of Education UT GO Series 2015E Project
Bonds (NR/BB+)
100,000 5.125
12/01/2032
100,003
City of Chicago GO Bonds Series 2021B (NR/BBB)
500,000 4.000
01/01/2038
468,884
City of Chicago GO Bonds Series 2023A (Baa3/BBB)
200,000 5.500
01/01/2043
204,101
City of Chicago GO Bonds Series 2024A (NR/BBB)
650,000 5.250
01/01/2045
654,398
City of Chicago GO Bonds, 2025 Series A (NR/BBB)
210,000 6.000
01/01/2050
221,225
City of Chicago GO Bonds, Series 2025E (NR/BBB)
500,000 6.000
01/01/2042
549,968
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
760,000 5.000
01/01/2038
812,284
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (NR/A+)
500,000 5.250
01/01/2053
508,983
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
150,000 4.500
01/01/2048
148,174
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
125,000 5.000
01/01/2042
125,676
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
100,000 4.000
01/01/2042
99,350
Eastern Illinois Economic Development Authority Special
Obligation RB Remington Road & I-57 Economic
Development Project Series 2025 (NR/NR)
500,000 7.000
02/15/2056
499,027
Eastern Illinois Economic Development Authority, Illinois Business
District RB Remington Road & I-57 Business District Series
2023 (NR/NR)
65,000 5.000
11/01/2033
64,980
Illinois Finance Authority Depaul University RB Series 2016
(A1/A)
650,000 5.000
10/01/2041
650,235
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
$ 125,000 5.500%
(d)
08/01/2043
$ 133,317
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
165,000 5.000
03/01/2040
162,053
Illinois Finance Authority RB for Northwestern Memorial
Healthcare Obligation Group Series 2017 A (Aa2/AA+)
250,000 4.000
07/15/2047
225,913
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
375,000 6.125
(d)
04/01/2049
376,674
Illinois Finance Authority RB Illinois Institute of Technology Series
2025 RB Series 2025A (NR/BB+)
200,000 5.875
(d)
09/01/2046
200,340
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
25,000 5.000
05/15/2041
25,223
Illinois Finance Authority RB Series 2015A (NR/NR)
1,060,000 5.000
05/15/2028
1,060,755
Illinois Finance Authority RB Series 2021 (NR/BB+)
250,000 4.000
(d)
10/01/2042
224,653
Illinois Finance Authority Revenue Project and Refunding Bonds
Series 2025A (NR/BB)
100,000 6.000
(d)
10/01/2045
103,433
Illinois Finance Authority Revenue Refunding Bonds Noble
Network of Charter Schools Series 2025A (NR/BBB)
215,000 5.000
09/01/2037
220,219
Illinois Finance Authority State of Illinois Clean Water Initiative
Revolving Fund RB, Series 2020 (NR/AAA)
500,000 4.000
07/01/2038
504,909
Illinois Housing Development Authority RB 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
200,000 4.250
10/01/2039
201,208
140,000 4.700
10/01/2044
141,977
Illinois Housing Development Authority RB 2025 Series A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
500,000 4.750
10/01/2045
510,441
Illinois State GO Bonds Series 2017 D (A2/A-)
600,000 5.000
11/01/2028
617,994
Illinois State GO Bonds Series 2019 C (A2/A-)
1,000,000 4.000
11/01/2042
959,702
Illinois State GO Bonds Series 2020 (A2/A-)
50,000 5.500
05/01/2039
53,101
150,000 5.750
05/01/2045
158,511
Illinois State GO Refunding Bonds Series 2018 B (A2/A-)
375,000 5.000
10/01/2031
391,190
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa1/A)
200,000 0.000
(e)
06/15/2033
157,030
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AGM) (A1/AA)
2,575,000 0.000
(e)
06/15/2044
1,208,858
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 A (NR/A)
35,000 0.000
(e)
12/15/2056
7,859

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(AGM) (A1/AA)
$ 375,000 0.000%
(e)
12/15/2056
$ 88,049
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
150,000 0.000
(e)
12/15/2054
37,502
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project RB, Series 2010B1 (AGM) (A1/AA)
2,750,000 0.000
(e)
06/15/2045
1,215,398
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
30,000 4.000
06/15/2052
26,430
State of Illinois GO Bonds Series of December 2023C (A2/A-)
190,000 5.000
12/01/2045
196,879
State of Illinois GO Bonds Series of May 2024B (A2/A-)
370,000 5.000
05/01/2039
399,906
145,000 5.000
05/01/2040
155,941
State of Illinois Illinois GO Bonds Series of September 2025F
(A2/A-)
300,000 5.250
09/01/2048
311,653
Transportation Infrastructure Properties, LLC Trips Obligated
Group City of Chicago Chicago O'Hare International Airport
Senior Special Facilities RB Trips Obligated Group, Series
2025 (NR/BBB+)
800,000 5.500
07/01/2041
879,656
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (B1/NR)
150,000 5.625
(d)
03/01/2043
144,916
Village of Bellwood Cook County Illinois Tax Increment RB Series
2024 (NR/BBB)
150,000 5.000
12/01/2050
151,465
25,356,248
Indiana - 0.4%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
200,000 4.875
(d)
01/01/2044
206,504
City of Valparaiso Indiana Taxable RB, Series 2025B (Ba1/BB+)
250,000 9.500
(d)
10/01/2035
253,436
Indiana Finance Authority CHF - Tippecanoe, LLC - Student
Housing Project Student Housing RB Series 2023A
(NR/BBB-)
350,000 5.125
06/01/2058
347,244
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
75,000 5.000
03/01/2040
80,032
250,000 4.250
03/01/2049
235,171
Indiana Finance Authority RB Refunding for BHI Senior Living
Obligated Group Series 2021 B (NR/NR)
50,000 2.520
11/15/2026
49,342
50,000 2.920
11/15/2027
47,870
50,000 3.210
11/15/2028
46,563
50,000 3.260
11/15/2029
45,265
50,000 3.300
11/15/2030
44,012
1,355,439
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Iowa - 0.9%
City of Coralville GO Annual Appropriation Refunding Bonds
Series 2022C (NR/NR)
$ 575,000 5.000%
05/01/2042
$ 578,407
Iowa Finance Authority Educational Facility RB Des Moines
Christian Schools Project Series 2026A (NR/BBB+)
570,000 5.500
(d)
07/01/2056
575,837
Iowa Finance Authority Health Facilities RB Pella Regional Health
Center, Series 2025 (NR/NR)
265,000 5.250
12/01/2050
266,857
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aa1/AA+)
300,000 4.000
(a)(b)(g)
12/01/2032
321,742
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2016A (NR/NR)
105,000 5.000
05/15/2047
104,733
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
175,000 5.000
05/15/2043
175,509
300,000 5.000
05/15/2048
296,448
Iowa Finance Authority Senior Living Facility RB Presbyterian
Homes Mill Pond Project Series 2025 (NR/NR)
100,000 5.750
10/01/2055
103,184
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series
C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
250,000 4.500
07/01/2044
251,035
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/A-)
310,000 5.000
10/01/2034
325,617
2,999,369
Kansas - 0.5%
City of Manhattan, Kansas Health Care Facilities RB Meadowlark
Hills Series 2025A (NR/NR)
1,000,000 5.500
06/01/2055
1,022,298
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
200,000 4.000
09/01/2036
200,605
Unified Government ofWyandotte County/ Kansas City, Kansas
Sales Tax Special Obligation RB Village East Project Areas
2B, 3 and 5 Series 2025 (NR/NR)
350,000 5.500
(d)
03/01/2041
352,709
1,575,612
Kentucky - 0.7%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022A (NR/NR)
200,000 4.450
(d)
01/01/2042
202,301
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
150,000 2.125
10/01/2034
127,451
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
150,000 2.000
02/01/2032
133,910
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
75,000 4.000
06/01/2045
71,751
Kentucky Economic Development Finance Authority RB Series
2019A-2 (A3/A-)
675,000 5.000
08/01/2044
690,829

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2003 A
(A1/A)
$ 500,000 2.000%
10/01/2033
$ 433,730
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
215,000 5.000
10/01/2041
230,081
150,000 5.000
10/01/2042
159,432
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series
B (Baa2/NR)
250,000 5.000
12/01/2033
257,260
2,306,745
Louisiana - 1.7%
Board of Commissioners of The Port of New Orleans Louisiana
Port Facility RB Series 2025A (NON-AMT) (A2/A)
250,000 5.250
04/01/2055
258,747
Board of Commissioners of The Port of New Orleans, Louisiana
Port Facility  RB, Series 2025B (AMT) (AGM) (A1/AA)
100,000 5.500
04/01/2051
105,575
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB)
550,000 5.000
12/01/2039
534,455
Department of Water and Power of The City of Los Angeles Power
System Variable Rate Demand RB 2021 Subseries A-2 (A1/A)
300,000 4.000
10/01/2041
289,187
Lakeshore Villages Master Community Development District
Special Assessment RB Series 2022 (NR/NR)
250,000 5.000
06/01/2032
256,920
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
100,000 6.500
(d)
06/15/2038
103,056
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue and Refunding
RB for Christwood Project Series 2024 (NR/NR)
175,000 5.000
(d)
11/15/2037
182,309
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB)
250,000 3.500
11/01/2032
245,425
Louisiana Public Facilities Authority Hospital RB Louisiana
Children Medicine Ctr 2023A (NR/A)
400,000 5.250
(a)(b)
12/01/2052
436,144
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
100,000 6.000
(d)
06/01/2037
102,784
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
100,000 4.000
(d)
06/01/2041
85,364
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
100,000 4.000
(d)
06/01/2041
85,364
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
950,000 5.000
05/15/2042
955,832
Louisiana Public Facilities Authority Senior Lien RB for I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
1,515,000 5.500
09/01/2054
1,563,565
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority Senior Lien RB I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
$ 600,000 5.500%
09/01/2059
$ 615,049
Parish School Board of the Parish of Lafayette State of Louisiana
Sales Tax RB, Series 2025 (NR/AA+)
240,000 5.500
04/01/2045
266,767
6,086,543
Maine - 0.3%
Maine Health & Higher Educational Facilities Authority RB for
MaineHealth Series 2020A (A1/A+)
340,000 4.000
07/01/2050
306,123
Maine Health and Higher Education
Facilities Authority RB Series 2021A
375,000 4.000
07/01/2037
380,483
325,000 4.000
07/01/2041
326,561
Maine Health and Higher Educational Facilities Authority RB
Series 2024A (AGC) (Aa3/AA)
225,000 4.250
07/01/2054
209,500
1,222,667
Maryland - 0.9%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
100,000 4.000
01/01/2039
100,208
City of Gaithersburg Economic Development Project RB for
Asbury Maryland Obligated Group Series 2022 (NR/NR)
175,000 5.000
01/01/2037
179,437
City of Gaithersburg Economic Development Project RB Series
2022 (NR/NR)
100,000 5.125
01/01/2042
102,527
Frederick County Urbana Community Development Authority
Special Tax Refunding Series 2020 B (NR/NR)
70,000 4.000
07/01/2040
69,860
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
190,000 3.997
04/01/2034
141,392
Maryland Economic Development Corp. Senior Student Housing
RB for Morgan State University Project Series 2022A
(NR/BBB-)
250,000 5.625
07/01/2043
268,511
Maryland Economic Development Corporation Private Activity RB
Series 2022B (Baa3/NR)
455,000 5.250
06/30/2055
458,339
Maryland Economic Development Corporation Private Activity
RB, Series 2022B (Baa3/NR)
520,000 5.250
06/30/2052
524,224
Maryland Health & Higher Educational Facilities Authority RB for
Maryland Institute College of Art Issue Series 2024 (NR/NR)
250,000 5.500
06/01/2047
250,730
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
100,000 5.500
(d)
05/01/2042
98,283
Maryland Health and Higher Educational Facilities Authority
RB Monocacy Montessori Communities Issue Series 2023
(NR/NR)
100,000 5.875
(d)
07/01/2043
103,146

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (A1/AA-)
$ 700,000 0.000%
(e)
05/01/2051
$ 216,016
700,000 0.000
(e)
05/01/2052
204,638
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
150,000 5.000
09/01/2032
151,378
100,000 5.000
09/01/2035
100,669
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
100,000 4.875
06/01/2042
102,912
Prince George County Special Obligation Bonds Series 2018
(NR/NR)
175,000 5.125
(d)
07/01/2039
176,366
3,248,636
Massachusetts - 0.7%
Massachusetts Development Finance Agency RB Brown University
Health Obligated Group Issue Series 2025A (NR/BBB+)
340,000 5.500
08/15/2050
363,498
Massachusetts Development Finance Agency RB for CHF
Merrimack, Inc. Issue, Merrimack College Student Housing
Project Series 2024A (NR/BB)
100,000 5.000
(d)
07/01/2044
102,262
Massachusetts Development Finance Agency RB for Merrimack
College Series 2022 (NR/BBB-)
1,000,000 5.000
07/01/2052
970,389
Massachusetts Development Finance Agency RB Middlesex
Sustainable Energy Partners Series 2026A (NR/BBB-)
425,000 5.500
10/01/2042
471,518
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series
2025 (Baa3/NR)
500,000 6.000
07/01/2050
533,079
2,440,746
Michigan - 1.7%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
1,646,683 4.000
(a)
04/01/2044
1,345,213
City of Detroit GO Bonds Series 2020 (A3/BBB+)
205,000 5.500
04/01/2045
213,786
City of Detroit GO Bonds Series 2021 A (A3/BBB+)
105,000 5.000
04/01/2034
111,640
City of Detroit UT GO Bonds Series 2021A (A3/BBB+)
280,000 5.000
04/01/2046
287,273
City of Detroit, County of Wayne, UT GO Social Bonds Series
2021A (Tax Exempt) (A3/BBB+)
75,000 5.000
04/01/2035
79,592
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
1,041,789 4.000
(a)
04/01/2044
851,061
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
610,000 3.248
(c)
07/01/2032
608,863
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
$ 100,000 4.000%
02/01/2042
$ 87,807
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/NR)
125,000 4.000
09/01/2050
94,858
Michigan Finance Authority Tobacco Settlement Asset-Backed
Bonds Series 2020A-2 (NR/BBB+)
225,000 5.000
06/01/2040
233,331
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
3,470,000 0.000
(e)
06/01/2065
369,332
Michigan State Housing Development Authority Single-Family
Mortgage RB 2025 Series C (NON-AMT) (Aa2/AA+)
1,000,000 5.100
06/01/2056
1,028,025
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
500,000 4.250
12/31/2038
501,108
Michigan Strategic Fund Limited Obligation Tax Capture RB
Series 2026 Bedrock Detroit – Transformational Brownfield
Plan Project (NR/NR)
100,000 4.250
(d)
10/01/2036
101,323
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
1,150,000 0.000
(e)
06/01/2058
19,465
5,932,677
Minnesota - 0.1%
City of  Apple Valley, Minnesota Senior Housing RB  Apple Valley
Senior Housing, Inc. Orchard Path Phase III Project, Series
2025A (NR/NR)
75,000 5.500
09/01/2055
77,520
Duluth Economic Development Authority Health Care Facilities
RB (St. Luke's Hospital Of Duluth Obligated Group) Series
2022A (NR/AA-)
400,000 4.000
06/15/2036
409,438
Duluth Independent School District No.709 COPS Refunding
Series 2019 A (Baa1/NR)
25,000 4.000
(g)
03/01/2027
25,209
512,167
Mississippi - 0.2%
Mississippi Business Finance Corp. System Energy Resources Inc.
RB Series 2021 (Baa2/BBB+)
200,000 2.375
06/01/2044
136,673
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
200,000 4.000
(d)
10/01/2041
171,119
Mississippi Home Corp. Single Family Mortgage RB Series 2025A
(GNMA/FNMA/FHLMC) (Aa1/NR)
500,000 4.800
12/01/2045
513,421
821,213
Missouri - 0.7%
Board of Municipal Utilities of The City of Sikeston Missouri
Certificates of Participation Series 2026 (NR/BBB+)
250,000 5.000
09/01/2035
273,410
100,000 5.000
09/01/2039
107,284

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
$ 100,000 5.000%
05/15/2041
$ 101,534
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Bjc Health System Series 2025A
(Aa2/AA)
500,000 4.000
04/01/2045
485,567
Joplin Industrial Development Authority RB for 32nd Street Place
Community Improvement District Series 2021 (NR/NR)
50,000 3.500
11/01/2040
47,769
100,000 4.250
11/01/2050
85,743
Missouri Development Finance Board Tax-Exempt Tax Increment
And Special District RB Lakeport Village Project Series
2025A (NR/NR)
925,000 6.750
(d)
06/15/2055
942,666
Missouri Health & Educational Facilities Authority RB Refunding
for Bethesda Health Group, Inc. Obligated Group Series 2021
(NR/NR)
25,000 4.000
08/01/2041
23,101
State of Missouri Health & Educational Facilities Authority
Health Facilities RB for Mosaic Health System Series 2019A
(A1/NR)
275,000 4.000
02/15/2038
276,055
The Industrial Development Authority of The City of Kansas City
Missouri Economic Activity Tax RB for Historic Northeast
Redevelopment Plan Series 2024A-1 (NR/NR)
100,000 5.000
(d)
06/01/2046
101,793
2,444,922
Montana - 0.1%
City of Kalispell Montana Revenue and Refunding Bonds
Immanuel Living at Buffalo Hill Project Series 2025B-1
(NR/NR)
275,000 4.625
05/15/2031
275,462
a a
Nebraska - 0.4%
Nebraska Investment Finance Authority Single Family Housing RB
2025 Series A (GNMA/FNMA/FHLMC) (NR/AAA)
500,000 4.500
09/01/2045
504,037
Nebraska Investment Finance Authority Single Family
Housing RB 2026 Series D NON-AMT Social Bonds
(GNMA/FNMA/FHLMC) (NR/AAA)
1,000,000 4.700
09/01/2046
1,003,821
1,507,858
Nevada - 0.4%
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
50,000 3.125
06/01/2051
36,149
Clark County School District, Nevada GO Limited Tax Building
Bonds, Series 2025A (AGM) (A1/AA)
500,000 3.000
06/15/2044
428,560
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
135,000 4.000
09/01/2035
132,721
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
750,000 4.000
07/01/2049
685,544
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
$ 100,000 5.000%
07/01/2040
$ 103,045
1,386,019
New Hampshire - 0.4%
National Finance Authority Hospital RB Series 2021B
(AGM) (A1/AA)
710,000 3.000
08/15/2046
578,455
National Finance Authority Special RB Series 2026 Bridgeland
Water & Utility Districts 418 489 492 493 157 and 159
(NR/NR)
100,000 6.125
(d)
12/15/2033
100,070
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A)
790,000 5.000
08/01/2040
803,032
1,481,557
New Jersey - 2.6%
Atlantic County Improvement GO Lease RB for Stockton
University Atlantic City Campus Project Series 2021A
(AGM) (A1/AA)
140,000 4.000
07/01/2053
127,370
Jersey City Municipal Utilities Authority Hudson
County New Jersey Water RB, Series 2025D
(BAM MUN GOVT GTD) (Aa3/AA)
650,000 5.750
10/15/2051
728,646
New Jersey Economic Development Authority Charter School RB
Central Jersey College Prep Charter School Project Series
2025 (Baa3/NR)
200,000 5.125
11/01/2055
200,396
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba2/BB+)
550,000 5.250
09/15/2029
550,762
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
500,000 5.000
10/01/2047
501,555
New Jersey Health Care Facilities Financing Authority RB for St.
Joseph's Healthcare System Obligated Group Issue Series 2016
(Baa3/BBB-)
325,000 5.000
07/01/2041
325,178
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue
Series 2024A (A2/NR)
230,000 4.125
07/01/2054
220,779
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue,
Series 2024A (A2/NR)
280,000 5.250
07/01/2049
301,290
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds RWJ Barnabas Health Obligated Group
Issue, Series 2024-A (A1/AA-)
60,000 5.250
07/01/2054
64,139
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A1/A)
525,000 0.000
(e)
12/15/2035
376,398
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A1/A)
215,000 0.000
(e)
12/15/2036
146,977

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A1/A) – (continued)
$ 2,450,000 0.000%
(e)
12/15/2038
$ 1,520,182
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A1/A)
70,000 5.000
12/15/2032
73,419
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A1/A)
75,000 3.000
06/15/2050
56,754
New Jersey Transportation Trust Fund Authority Transporattion
System Bonds 2010 Series A (A1/A)
1,000,000 0.000
(e)
12/15/2040
563,440
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2024 Series CC (A1/A)
285,000 5.250
06/15/2050
302,491
365,000 5.250
06/15/2055
385,527
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 BB (A1/A)
400,000 3.500
06/15/2046
356,786
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2022 Series A (A1/A)
685,000 4.000
06/15/2041
677,304
New Jersey Turnpike Authority Turnpike RB Series 2017 G
(A1/AA-)
615,000 4.000
01/01/2043
607,748
New Jersey Turnpike Authority Turnpike RB Series 2021 A
(A1/AA-)
500,000 4.000
01/01/2042
498,785
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
100,000 4.500
01/01/2048
101,330
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
100,000 5.375
07/01/2053
101,415
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A2/NR)
100,000 5.000
01/01/2048
100,314
8,888,985
New Mexico - 0.4%
City of Farmington Pollution Control Refunding RB 2005 Series A
(A2/BBB+)
200,000 1.800
04/01/2029
188,398
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
380,000 3.900
(a)(b)
06/01/2040
386,181
New Mexico Mortgage Finance Authority Single Family
Mortgage Program Class I Bonds 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
250,000 4.700
09/01/2049
252,012
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
500,000 4.250
(d)
05/01/2040
484,906
1,311,497
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York - 6.0%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
$ 150,000 5.250%
04/01/2054
$ 150,814
Brooklyn Arena Local Development Corp. Pilot RB Series 2009
(Ba1/NR)
200,000 0.000
(e)
07/15/2044
88,035
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
615,000 5.000
07/15/2042
617,024
Buffalo and Erie County Industrial Land Development Corporation
Canisius University Project Tax-Exempt RB Series 2025
(NR/BBB)
1,000,000 6.250
05/01/2045
1,073,797
Build NYC Resource Corp. RB for Academic Leadership Charter
School Project Series 2021 (NR/BBB-)
100,000 4.000
06/15/2030
99,324
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
100,000 5.000
(d)
09/01/2044
100,070
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
100,000 5.000
(d)
12/01/2041
98,790
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
100,000 4.000
(d)
06/15/2041
89,858
Build NYC Resource Corp. RB for Unity Preparatory Charter
School of Brooklyn Project Series 2023A (NR/BB)
100,000 5.250
(d)
06/15/2043
102,069
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
100,000 6.500
(d)
07/01/2032
106,003
150,000 6.500
(d)
07/01/2042
154,741
100,000 6.500
(d)
07/01/2052
100,491
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
100,000 9.750
(d)
07/01/2032
99,451
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
800,000 4.750
06/15/2053
724,341
Build NYC Resource Corporation Tax-Exempt RB Series 2021A
(NR/BB+)
495,000 4.000
(d)
11/01/2051
399,579
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
290,000 4.000
03/01/2050
268,569
Clinton County Capital Resource Corp. (NR/A+)
125,000 5.000
(d)
07/01/2037
137,462
Dormitory Authority of The State of New York New York Institute
of Technology RB Series 2024 (Baa2/BBB)
250,000 5.250
07/01/2049
258,032
200,000 5.250
07/01/2054
204,550
Dormitory Authority of The State of New York Northwell Health
Obligated Group RB Series 2024A (A3/A-)
100,000 5.250
05/01/2054
103,876
Dormitory Authority of The State of New York Orchard Park
CCRC Inc Obligated Group RB Series 2025A (NR/NR)
150,000 5.125
11/15/2050
153,310
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
100,000 5.250
05/01/2044
104,979

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-) – (continued)
$ 100,000 5.500%
05/01/2049
$ 104,238
150,000 5.500
05/01/2056
154,739
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
800,000 0.000
(d)(e)
06/01/2060
22,025
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
250,000 5.000
12/01/2041
260,693
HE Genesee County Funding Corporation RB Rochester Regional
Health Energy Projects Series 2025A Bonds (NR/BBB+)
500,000 5.250
12/01/2050
514,403
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A2/A)
225,000 4.750
11/15/2045
228,018
125,000 5.000
11/15/2050
126,941
75,000 5.250
11/15/2055
76,664
Metropolitan Transportation Authority RB Refunding Series 2016
D (A2/A)
175,000 5.250
11/15/2031
176,503
Metropolitan Transportation Authority RB Refunding Series 2017
D (A2/A)
250,000 5.000
11/15/2032
259,242
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A2/A)
100,000 5.000
11/15/2045
103,207
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
2,255,000 0.000
(e)
06/01/2060
92,729
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
220,000 3.000
01/01/2046
178,806
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2026
Series BB (Aa1/AA+)
400,000 5.000
06/15/2056
419,982
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
3,500,000 0.000
(e)
06/01/2060
174,341
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
125,000 5.150
(d)
11/15/2034
125,124
225,000 5.375
(d)
11/15/2040
225,180
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
275,000 7.250
(d)
11/15/2044
275,483
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
1,650,000 5.000
(d)
11/15/2044
1,651,624
New York State Authority Income Tax Rev Bonds 2025 A
(Aa1/NR)
1,320,000 5.000
03/15/2051
1,391,402
New York State Dormitory Authority RB for Brooklyn St. Joseph's
College Series 2021 (NR/NR)
225,000 4.000
07/01/2040
187,932
New York State Dormitory Authority RB New York University
2001 (AMBAC) (Aa2/AA-)
100,000 5.500
07/01/2040
116,725
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (B2/B)
$ 200,000 5.000%
07/01/2035
$ 198,931
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
250,000 4.000
09/01/2037
243,666
New York State Environmental Facilities Corporation Solid Waste
Disposal RB Casella Waste Systems Inc. Project Series 2014R-
2 (NR/B+)
250,000 4.300
(a)(b)(d)
12/01/2044
254,037
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
75,000 4.000
12/01/2040
74,768
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
190,000 5.000
01/01/2033
194,154
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
250,000 5.000
10/01/2035
261,300
400,000 5.000
10/01/2040
411,809
795,000 4.375
10/01/2045
768,028
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (NR/NR)
25,000 2.500
10/31/2031
22,425
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa1/NR)
100,000 5.000
07/01/2034
100,079
1,075,000 5.000
07/01/2046
1,075,060
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa1/AA)
500,000 5.250
01/01/2050
499,970
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
100,000 5.000
06/30/2049
101,221
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/AA)
225,000 6.000
06/30/2054
235,815
New York Transportation Development Corp. Special Facility RB
for Delta Air Lines Inc. Laguardia Airport Terminals C&D
Redevelopment Project Series 2023 (Baa2/BBB-)
250,000 6.000
04/01/2035
279,180
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
180,000 5.250
08/01/2031
188,241
580,000 5.375
08/01/2036
605,212
New York Transportation Development Corporation Special
Facilities  RB, Series 2024  (AMT) (AGM) (A1/AA)
625,000 5.000
06/30/2054
632,216
New York Transportation Development Corporation Special
Facilities RB, Series 2024 (AMT) (AGM) (A1/AA)
350,000 5.000
06/30/2049
355,726
Niagara Area Development Corporation Tax-Exempt RB for
Catholic Health System, Inc. Project Series 2022 (B2/B)
300,000 5.000
07/01/2052
272,361

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
$ 100,000 4.000%
12/01/2049
$ 91,427
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
135,000 3.000
07/01/2044
91,966
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
250,000 4.000
07/01/2035
199,782
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
325,000 4.250
05/01/2052
302,928
285,000 5.000
05/01/2052
291,122
The Port Authority of New York and New Jersey Consolidated
Bonds , Two Hundred Twenty-Third Series (Aa3/AA-)
430,000 4.000
07/15/2046
398,041
100,000 5.000
07/15/2056
102,161
Transportation Infrastructure Properties LLC Trips Obligated
Group Build NYC Resource Corporation Senior Airport
Facilities RB Trips Obligated Group Series 2025 (NR/BBB+)
250,000 5.500
07/01/2055
259,605
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Real Estate Transfer Tax RB Series 2025A (NR/AA+)
100,000 5.250
05/15/2059
104,614
Westchester County Local Development Corporation RB Series
2026A (NR/NR)
100,000 5.250
(d)
12/01/2040
102,289
Westchester County Local Development Corporation RB Series
2026A Senior Lien Sunrise of Tarrytown Project (NR/NR)
100,000 6.000
(d)
12/01/2045
105,169
20,924,469
North Carolina - 0.3%
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
100,000 5.500
07/01/2052
104,198
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
200,000 5.250
07/01/2053
206,964
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
200,000 5.000
12/31/2037
200,163
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
75,000 4.000
03/01/2036
75,458
100,000 4.000
03/01/2051
87,063
North Carolina Medical Care Commission RB Refunding for
EveryAge Obligated Group Series 2021 A (NR/NR)
150,000 4.000
09/01/2041
149,065
North Carolina Medical Care Commission Retirement Facilities
First Mortgage Revenue and Revenue Refunding Bonds
Pennybyrn Series 2025 (NR/NR)
100,000 5.375
10/01/2045
104,737
927,648
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Dakota - 0.3%
Williston Parks & Recreation District Senior Sales Tax Revenue
and Refunding Bonds Series 2025A (AGM) (A1/AA)
$ 1,000,000 4.750%
12/01/2050
$ 1,008,427
a a
Ohio - 1.9%
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
125,000 7.000
(d)
07/01/2053
126,013
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
310,000 5.375
05/15/2037
318,326
County of Cuyahoga Ohio Hospital RB for The Metrohealth
System Series 2017 (Baa3/BBB-)
175,000 5.500
02/15/2052
175,211
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
225,000 5.000
07/01/2036
237,068
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
150,000 5.250
11/15/2040
152,809
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Baa3/BBB-)
1,205,000 5.250
11/15/2048
1,211,596
County of Summit Green Local School District Improvement
Bonds Series 2022A (SD CRED PROG) (NR/AA+)
500,000 5.000
11/01/2052
510,448
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa3/BBB-)
625,000 5.250
02/15/2047
625,668
425,000 5.000
02/15/2052
406,688
100,000 5.000
02/15/2057
94,660
Ohio Air Quality Development Authority, State of Ohio Air Quality
Revenue Refunding Bonds Ohio Valley Electric Corporation
Project Series 2026A (Baa3/NR)
175,000 3.875
01/01/2036
175,747
Ohio Air Quality Development Authority, State of Ohio Air Quality
Revenue Refunding Bonds Ohio Valley Electric Corporation
Project Series 2026B (Baa3/NR)
225,000 4.350
06/30/2040
228,072
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
100,000 5.000
12/01/2042
101,491
100,000 5.000
12/01/2045
100,527
Ohio Housing Finance Agency Residential Mortgage RB
2024 Series B Mortgage-Backed Securities Program
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
275,000 4.650
09/01/2049
275,418
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
1,100,000 5.000
01/15/2050
1,116,440
Ohio State Higher Education Facility Commission RB Series 2020
(A3/NR)
100,000 5.000
01/15/2040
103,390
Ohio State Hospital RB Refunding for Aultman Health Foundation
Obligated Group Series 2018 (NR/NR)
100,000 5.000
(d)
12/01/2038
98,562
Port of Greater Cincinnati Development Authority Ohio Tax
Increment Financing RB Series 2024 (NR/NR)
65,000 5.000
12/01/2044
67,350

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
$ 100,000 4.250%
(d)
12/01/2050
$ 99,954
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
200,000 5.000
12/01/2046
197,701
State of Ohio Higher Educational Facility RB for Xavier University
2024 Project (Baa3/NR)
100,000 5.000
05/01/2041
103,410
6,526,549
Oklahoma - 0.9%
Broken Arrow Economic Development Authority Hackberry
Market Increment District Project Tax Apportionment Bonds
Series 2025 (NR/NR)
325,000 6.625
06/01/2045
338,205
Oklahoma County Finance Authority Educational Facilities Lease
RB Western Heights Public Schools Project, Series 2025
(NR/BBB-)
500,000 5.000
09/01/2035
521,632
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba1/BB+)
35,000 5.000
08/15/2038
35,478
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba1/BB+)
375,000 5.500
08/15/2052
377,135
The Oklahoma Development Finance Authority Health System RB
for Ou Medicine Project Series 2018B (Ba1/BB+)
250,000 5.250
08/15/2043
252,748
Trustees of The Tulsa Municipal Airport Trust  RB, Series 2025
(NR/B+)
600,000 6.250
12/01/2035
679,622
750,000 6.250
12/01/2040
832,058
Wagoner County Development Authority Sales Tax RB Series 2025
(NR/NR)
115,000 6.750
05/01/2040
118,156
3,155,034
Pennsylvania - 2.3%
Adams County General Authority RB for The Brethren Home
Community Project Series 2024A (NR/NR)
225,000 5.000
06/01/2044
233,331
Allegheny County Higher Education Building Authority University
Revenue Refunding Bonds Series 2022 (NR/BBB-)
90,000 5.250
09/01/2035
90,571
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (Ba2/BB+)
75,000 5.125
05/01/2030
79,013
Allentown Neighborhood Improvement Zone Development
Authority Senior Tax RB for Waterfront - 30 E. Allen Street
Project Series 2024A (NR/NR)
100,000 5.250
(d)
05/01/2032
103,092
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Project Series 2024
(Ba2/NR)
250,000 5.000
(d)
05/01/2042
261,216
Bucks County IDA Hospital RB for Grand View Hospital Project
Series 2021 (NR/BBB+)
275,000 4.000
07/01/2051
240,182
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
City of Wilkes-Barre Finance Authority University Revenue
Refunding Bonds Series 2021 (NR/BBB-)
$ 100,000 4.000%
03/01/2042
$ 86,112
Coatesville Area School District Chester County Pennsylvania GO
Bonds Series of 2025 (AGM ST AID WITHHLDG) (Aa3/AA)
860,000 5.250
11/15/2042
940,822
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/CCC-)
100,000 5.875
(d)
10/15/2040
55,000
200,000 6.250
(d)
10/15/2053
110,000
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
100,000 5.000
(d)
07/01/2031
105,474
Lancaster County Hospital Authority RB Series 2020 (NR/NR)
250,000 5.000
03/01/2050
225,888
Lancaster Municipal Authority Healthcare Facilities RB for Garden
Spot Village Project Series B of 2024 (NR/NR)
400,000 5.000
05/01/2054
400,198
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
250,000 4.000
03/01/2038
230,923
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
150,000 5.250
07/01/2044
145,949
Monroe County Industrial Development Authority Special
Obligation Revenue Refunding Bonds Tobyhanna Township
Project, Series of 2025 (Tax-Exempt) (NR/NR)
100,000 5.000
07/01/2031
102,867
Montgomery County Higher Education and Health Authority,
175,000 5.000
04/01/2030
175,010
Montgomery County IDA Retirement Communities RB for Acts
Retirement Life Communities Obligated Group Series 2020C
(NR/NR)
100,000 5.000
11/15/2045
101,919
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
250,000 5.000
12/31/2057
254,029
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
750,000 5.750
06/30/2048
792,282
100,000 5.250
06/30/2053
101,793
Pennsylvania Economic Development Financing Authority
University RB Eastern University Project Series 2026
(NR/BBB-)
200,000 5.000
10/01/2045
200,839
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
100,000 4.000
04/15/2036
100,846
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
100,000 5.125
06/15/2042
100,925
Philadelphia Authority for Industrial Development Tacony Charter
School Project Social Bond RB Series 2023 (NR/BB)
100,000 5.000
(d)
06/15/2033
100,930

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Redevelopment Authority City Service Agreement
RB Series B of 2026 City of Philadelphia H.O.M.E. Plan
(Tax-Exempt) (A1/A+)
$ 355,000 5.000%
11/01/2042
$ 391,834
Susquehanna Area Regional Airport Authority Airport System RB
Series 2017 (Baa3/NR)
620,000 5.000
01/01/2038
623,351
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
100,000 5.000
10/01/2049
86,492
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 A-4 (NR/NR)
35,000 7.000
06/30/2039
29,588
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-1 (NR/NR)
136,000 0.000
(f)
06/30/2044
102,430
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-2 (NR/NR)
18,000 0.000
(f)
06/30/2044
10,196
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-1 (NR/NR)
313,000 8.000
06/30/2034
318,981
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-2 (NR/NR)
50,000 6.000
06/30/2034
53,012
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-3 (NR/NR)
898,000 5.000
06/30/2039
857,356
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022B (NR/NR)
30,000 6.000
(d)
07/01/2029
29,825
7,842,276
Puerto Rico - 9.3%
GDB Debt Recovery Authority Bonds (NR/NR)
281,885 7.500
08/20/2040
276,352
HTA Trust Certificates Class L-2028 Units (NR/NR)
91,406 5.250
07/01/2038
91,426
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
500,000 5.000
(d)
07/01/2035
519,933
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
250,000 5.000
(d)
07/01/2037
263,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
2,005,000 5.000
(d)
07/01/2047
2,023,563
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
1,030,000 4.000
(d)
07/01/2042
1,001,869
Puerto Rico Commonwealth GO Bonds (NR/NR)
566,715 0.010
(a)(f)(i)
11/01/2043
407,327
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
541,411 0.010
(a)(f)(i)
11/01/2051
353,947
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
500,475 0.010
(a)(f)(i)
11/01/2051
366,598
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
322,380 5.625
07/01/2029
341,224
755,281 5.750
07/01/2031
824,184
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR) – (continued)
$ 764,493 0.000%
(e)
07/01/2033
$ 560,155
248 4.000
07/01/2033
251
132,356 4.000
07/01/2035
133,512
223,596 4.000
07/01/2037
224,356
729,448 4.000
07/01/2041
710,163
1,335,624 4.000
07/01/2046
1,223,408
Puerto Rico Elecric Power Authority Power Revenue Boards
2010AAA (NR/NR)
100,000 5.250 *
07/01/2029
76,500
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
75,000 5.000 *
07/01/2029
57,375
375,000 5.000 *
07/01/2042
286,875
250,000 5.050 *
07/01/2042
191,250
Puerto Rico Electric Power Authority Power RB Series 2013A
(NR/NR)
50,000 7.000 *
07/01/2033
38,375
125,000 6.750 *
07/01/2036
95,937
150,000 7.000 *
07/01/2040
115,125
Puerto Rico Electric Power Authority Power RB Series AAA
(NR/NR)
100,000 5.250 *
07/01/2031
76,500
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR)
250,000 5.250 *
07/01/2026
191,250
470,000 5.250 *
07/01/2027
359,550
415,000 5.000 *
07/01/2028
317,475
Puerto Rico Electric Power Authority Power RB Series TT
(NR/NR)
125,000 5.000 *
07/01/2032
95,625
175,000 5.000 *
07/01/2037
133,875
Puerto Rico Electric Power Authority Power RB Series XX
(NR/NR)
125,000 5.250 *
07/01/2035
95,625
1,025,000 5.250 *
07/01/2040
784,125
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR)
145,000 4.250 *
07/01/2020
110,925
50,000 5.250 *
07/01/2026
38,250
Puerto Rico Electric Power Authority Power RB, Series 2013A
(NR/NR)
75,000 7.000 *
07/01/2043
57,562
Puerto Rico Electric Power Authority Power RB, Series AAA
(NR/NR)
50,000 5.250 *
07/01/2024
38,250
Puerto Rico Electric Power Authority Power Revenue Custodial
Receipts Series Prb MM (NATL) (NR/NR)
500,000 0.000
(d)(f)
07/01/2030
355,000
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
175,000 5.000 *
07/01/2037
133,875
Puerto Rico Electricity Power Authority Power RB 2010 AAA
(NR/NR)
2,150,000 5.250 *
07/01/2027
1,644,750

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Industrial Tourist, Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
$ 150,000 6.500%
01/01/2041
$ 172,702
350,000 6.500
01/01/2042
401,708
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructured Bonds Series 2019A-2B (NR/NR)
950,000 4.550
07/01/2040
952,866
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
1,111,000 4.329
07/01/2040
1,111,174
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
726,000 0.000
(e)
07/01/2031
620,632
599,000 0.000
(e)
07/01/2033
475,342
3,013,000 0.000
(e)
07/01/2046
1,120,726
3,056,000 0.000
(e)
07/01/2051
830,245
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
3,504,000 4.329
07/01/2040
3,504,548
19,000 4.536
07/01/2053
18,093
3,129,000 4.784
07/01/2058
3,060,654
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
1,208,000 4.500
07/01/2034
1,208,132
270,000 4.750
07/01/2053
266,550
3,892,000 5.000
07/01/2058
3,885,685
32,244,399
Rhode Island - 0.4%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AGM) (A1/AA)
150,000 5.250
09/15/2043
162,655
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
350,000 5.250
05/15/2049
367,401
500,000 5.250
05/15/2054
519,447
Rhode Island Housing & Mortgage Finance Corp. Homeownership
Opportunity Bonds Series 78-A (Aa1/AA+)
170,000 5.000
10/01/2042
179,590
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(NON-AMT) (GNMA COLL) (Aa1/AA+)
200,000 4.450
10/01/2044
201,291
1,430,384
South Carolina - 1.0%
Lancaster County South Carolina Roselyn Residential Improvement
District Assessment RB, Series 2025 (NR/NR)
100,000 6.000
(d)
06/01/2045
106,058
Richland County at Sandhill Improvement District Refunding
Assessment RB Series 2021 (NR/NR)
100,000 3.625
(d)
11/01/2031
92,283
100,000 3.750
(d)
11/01/2036
86,284
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
100,000 5.125
(d)
06/15/2042
97,873
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
$ 250,000 4.000%
11/01/2042
$ 243,861
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group, Series
2024A (A1/A+)
295,000 5.250
11/01/2044
321,440
South Carolina Jobs-Economic Deveopment Authority RB Wesley
Commons Project Series 2025A (NR/NR)
640,000 5.625
10/01/2050
650,963
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (A3/A-)
480,000 5.750
12/01/2047
520,507
South Carolina State Housing Finance and Development
Authority Mortgage RB, Series 2025 B
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
580,000 5.000
07/01/2050
595,984
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
795,000 3.000
04/15/2049
624,671
3,339,924
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
50,000 4.000
08/01/2051
41,018
a a
Texas - 11.5%
Aldine independent School District Harris County Texas UT
Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
1,000,000 3.000
02/15/2042
885,022
Argyle Special Assessment RB for Waterbrook of Argyle Public
Improvement District Project Series 2018 (NR/NR)
455,000 5.250
(d)
09/01/2047
457,204
Arlington Higher Education Finance Corp. Education RB Basis
Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
150,000 4.250
(d)
06/15/2039
145,397
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
100,000 5.625 *
08/15/2052
35,000
Arlington Higher Education Finance Corporation Education RB
Logos Preparatory Academy Series 2026 (NR/NR)
275,000 5.000
(d)
06/01/2040
262,243
180,000 6.000
(d)
06/01/2046
181,271
Baybrook Municipal Utility District No. 1 Texas UT Bonds Series
2025 (BAM) (Baa1/AA)
1,000,000 4.250
05/01/2050
949,230
City  of Georgetown  Texas A Municipal Corporation  of The
State  of Texas Located In Williamson County Special
Assessment RB  Series 2026 (NR/NR)
238,000 5.625
(d)
09/15/2051
240,043
City of Anna Special Assessment Bonds for Sherley Tract Public
Improvement District No. 2 Series 2021 (NR/NR)
301,000 3.750
(d)
09/15/2031
301,231
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
100,000 5.750
(d)
09/01/2042
107,000

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Anna Special Assessment RB for Meadow Vista Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
$ 100,000 4.875%
(d)
09/15/2031
$ 101,670
City of Anna Special Assessment RB for Woods at Lindsey Place
Public and District Improvement Area #1 Project Series 2023
(NR/NR)
100,000 5.625
(d)
09/15/2043
105,258
City of Anna Texas A Municipal Corp. of The State of Texas
Located In Collin County Special Assessment RB Series 2025
(NR/NR)
679,000 5.875
(d)
09/15/2051
702,350
City of Anna Texas A Municipal Corporation of The State of Texas
Located in Collin County Special Assessment RB Series 2026
(NR/NR)
103,000 5.350
(d)
09/15/2046
104,220
City of Anna Texas A Municipal Corporation of The State of Texas
Located In Collin County Special Assessment RB Series 2026
(NR/NR)
470,000 5.375
(h)
09/15/2046
471,684
City of Aubrey Special Assessment
Revenue Refunding Bonds Series 2024
250,000 5.000
09/01/2045
262,600
City of Aubrey Texas A Municipal Corp. of The State of Texas
Located in Denton County Special Assessment RB Series 2025
(Duck Point Public Improvement District) (NR/NR)
250,000 5.375
(d)
12/31/2045
254,624
City of Boyd Texas, A Municipal Corporation of The State of Texas
Located in Wise County Special Assessment  RB, Series 2025
(NR/NR)
100,000 5.625
(d)
09/15/2045
104,828
City of Buda Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
215,000 5.000
(d)
09/01/2033
219,767
City of Buda Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
100,000 5.750
(d)
09/01/2033
101,721
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2021 (NR/NR)
50,000 3.375
(d)
09/01/2041
42,014
City of Celina Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
50,000 4.250
(d)
09/01/2041
47,906
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
100,000 4.875
(d)
09/01/2042
100,929
City of Celina Special Assessment RB for North Sky Public
Improvement District Project Series 2023 (NR/NR)
325,000 4.375
09/01/2030
327,804
107,000 4.875
(d)
09/01/2030
109,077
City of Celina Special Assessment RB Series 2022 (NR/NR)
100,000 3.625
(d)
09/01/2032
96,621
City of Celina Texas A Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
Revenue Refunding and Improvement Bonds, Series 2025
374,000 4.750
09/01/2054
373,758
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas A Municipal Corporation of The State of Texas
Located In Collin and Denton Counties Special Assessment
RB Series 2026 (NR/NR)
$ 100,000 4.125%
09/01/2036
$ 100,725
100,000 5.375
(d)
09/01/2053
101,175
City of Celina Texas A Municipal Corporation of The State
of Texas Located In Collin and Denton Counties Special
Assessment RB Series 2026 Mosaic Public Improvement
District Improvement Area #2B Project (NR/NR)
329,000 5.625
(d)
09/01/2054
332,795
City of Celina Texas A Municipal Corporation ofThe State ofTexas
Located In Collin and Denton Counties Special Assessment
RB, Series 2025 (NR/NR)
132,000 6.125
09/01/2055
133,336
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
100,000 5.500
(d)
09/01/2045
102,364
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Improvement Area 1 Project (NR/NR)
100,000 5.375
(d)
09/01/2043
103,964
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area 1 Project
(BAM) (NR/AA)
75,000 5.000
09/01/2038
79,334
210,000 5.000
09/01/2045
215,881
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area Project
(BAM) (NR/AA)
100,000 5.000
09/01/2034
107,662
100,000 5.000
09/01/2037
106,210
100,000 5.000
09/01/2040
104,973
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Major Improvement Area Project (BAM) (NR/AA)
100,000 5.000
09/01/2038
105,778
125,000 5.000
09/01/2045
128,501
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Neighborhood Improvement Area #1 Project
(BAM) (NR/AA)
75,000 5.000
09/01/2038
79,334
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
530,000 5.500
(d)
09/15/2032
553,999
City of Dayton Texas A Municipal Corporation of The State of
Texas Located in Liberty County Special Assessment RB
Series 2025 (NR/NR)
200,000 5.250
(d)
09/01/2045
204,203
City of Dripping Springs Special Assessment RB for Heritage
Public Improvement District Improvement Area #2 Project
Series 2024 (NR/NR)
50,000 5.000
(d)
09/01/2044
50,873
City of Dripping Springs Texas A Municipal Corporation of The
State of Texas Located In Hays County Special Assessment
RB, Series 2025 (NR/NR)
100,000 4.250
09/01/2035
100,754

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Dripping Springs, Hays County Special Assessment
RB, Series 2023 Heritage Public Improvement District
Improvement Area 1 Project (NR/NR)
$ 300,000 5.375%
(d)
09/01/2043
$ 307,989
City of Ennis Texas A Municipal Corporation of The State of Texas
Located In Ellis County Special Assessment RB, Series 2025
(NR/NR)
100,000 4.125
(d)
09/15/2035
100,591
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
100,000 3.375
(d)
08/15/2030
96,414
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
100,000 3.375
(d)
08/15/2031
95,049
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
317,000 5.875
(d)
08/15/2042
326,970
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
75,000 4.250
(d)
08/15/2042
74,254
City of Garland, Texas
730,000 5.000
03/01/2043
793,570
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
91,000 3.625
(d)
09/15/2027
91,053
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB+)
200,000 5.000
07/15/2028
205,429
City of Houston Higher Education Finance Corp. University RB
Houston Christian University Project Series 2025 (NR/BBB-)
100,000 5.125
10/01/2051
98,626
City of Houston Texas Airport System Special Facilities RB United
Airlines Inc. Catering Options Facility Project Series 2026
AMT (NR/BB+)
700,000 5.500
07/15/2035
756,534
City of Houston Texas Airport System Special Facilities RB United
Airlines Inc. Ground Services Equipment Facility Project
Series 2026 AMT (NR/BB+)
175,000 5.500
07/15/2036
189,892
City of Houston Texas Convention & Entertainment Facilities
Department First Lien Hotel Occupancy Tax and Special
Revenue and Refunding Bonds Series 2026C (AGM) (NR/AA)
1,000,000 5.250
09/01/2051
1,071,948
City of Houston Texas Convention & Entertainment Facilities
Department Second Lien Hotel Occupancy Tax and Special
RB Series 2026D (AGM) (NR/AA)
100,000 5.250
09/01/2051
105,491
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
519,000 3.625
(d)
09/01/2041
459,619
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
100,000 3.500
(d)
09/01/2041
87,213
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
100,000 3.875
(d)
09/01/2041
92,897
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Hutto Texas A Municipal Corp. of
The State of Texas Located in Williamson
County Special Assessment RB Series 2025
$ 390,000 5.125%
(d)
09/01/2045
$ 396,221
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
100,000 3.375
(d)
09/01/2031
96,561
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Area #1 Project Series 2022 (NR/NR)
200,000 4.125
(d)
09/01/2041
193,154
City of Kyle Special Assessment RB, Series 2023 Porter Country
Public Improvement District Improvement Area 1 Project
(NR/NR)
187,000 4.875
(d)
09/01/2030
189,851
City of Kyle Texas A Municipal Corporation of The State of Texas
Located In Hays County Special Assessment RB Series 2026
(NR/NR)
200,000 4.125
09/01/2031
200,989
City of Kyle, Hays County Special Assessment RB, Series 2023
Limestone Creek Public Improvement District Improvement
Area 1 Project (NR/NR)
177,000 4.750
(d)
09/01/2033
180,375
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000 2.500
09/15/2039
381,169
City of Lavon, Texas A Municipal Corporation of The State ofTexas
Located In Collin County Special Assessment RB, Series 2025
(NR/NR)
100,000 6.125
09/15/2045
102,911
City of Lavon, Texas A Municipal Corporation ofThe State ofTexas
Located In Collin County Special Assessment RB, Series 2025
(NR/NR)
202,000 5.375
09/15/2045
207,031
City of Lavon, Texas Special Assessment RB Series 2025 (NR/NR)
304,000 6.000
(d)
09/15/2054
315,891
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020 (NR/NR)
400,000 4.000
(d)
09/01/2054
318,081
City of Liberty Hill Special Assessment RB for Butler Farms
Public Improvement Project Series 2022 (NR/NR)
200,000 3.375
(d)
09/01/2042
171,059
City of Liberty Texas A Municipal Corporation of The State of
Texas Located In Liberty County Special Assessment RB
Series 2026 Liberty Ranch Public Improvement District
(NR/NR)
170,000 5.500
09/01/2046
172,188
City of Lowry Crossing Texas, A Municipal Corporation of The
State of Texas Located in Collin County Special Assessment
RB Series 2025 (NR/NR)
125,000 4.750
(d)
09/15/2035
130,034
City of Manor Texas A Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
100,000 5.375
(d)
09/15/2044
103,728
City of Manor Texas A Municipal Corporation of The State of
Texas Located in Travis County Special Assessment RB, Series
2025 (NR/NR)
100,000 6.000
(d)
09/15/2036
104,067

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Mansfield Texas A Municipal Corp. of The State of
Texas Located In Tarrant Johnson and Ellis Counties Special
Assessment RB Series 2025 (NR/NR)
$ 1,036,000 6.000%
(d)
09/15/2045
$ 1,098,068
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
205,000 5.000
(d)
09/15/2027
207,007
City of McLendon-Chisholm Special Assessment Refunding
Bonds Sonoma Public Improvement District Series 2020
(BAM) (NR/AA)
50,000 2.500
09/15/2035
44,498
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects Series
2023 (NR/NR)
100,000 4.750
(d)
09/01/2030
101,627
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
122,000 5.500
(d)
09/01/2043
128,057
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
75,000 5.125
(d)
09/01/2052
73,113
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
100,000 3.875
(d)
09/15/2041
90,897
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
100,000 5.250
(d)
09/15/2042
101,253
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
150,000 6.000
(d)
09/15/2042
153,480
City of Mustang Ridge Special Assessment RB for Durango Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
50,000 6.125
(d)
09/01/2043
53,124
City of Mustang Ridge Texas Special Assessment RB, Series 2025
(NR/NR)
706,000 5.875
(d)
09/01/2045
743,742
City of Oak Point Texas A Municipal Corporation of The State
of Texas Located in Denton County Special Assessment RB
Series 2024 (NR/NR)
100,000 5.350
(d)
09/15/2044
102,137
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
100,000 5.750
(d)
09/15/2032
103,874
100,000 5.500
(d)
09/15/2042
103,272
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
100,000 5.500
(d)
09/15/2042
103,217
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
147,000 5.375
(d)
09/15/2027
147,863
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR) – (continued)
$ 410,000 5.625%
(d)
09/15/2032
$ 426,817
City of Plano Collin Creek East Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
125,000 4.375
(d)
09/15/2051
105,003
City of Plano Collin Creek West Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
125,000 4.000
(d)
09/15/2051
104,638
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
52,000 4.250
(d)
09/01/2042
50,816
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
100,000 4.875
09/01/2039
101,667
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
25,000 3.375
(d)
09/01/2041
21,055
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
75,000 5.125
(d)
09/01/2042
77,542
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
100,000 7.000
(d)
09/01/2043
105,652
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
100,000 6.250
(d)
09/01/2043
107,382
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
100,000 5.125
(d)
09/01/2043
102,459
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
100,000 3.750
(d)
09/01/2040
93,166
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
50,000 3.250
(d)
09/01/2041
41,444
City of Princeton Texas A Municipal Corp. of The State of Texas
Located In Collin County Special Assessment RB Series 2025
244,000 5.375
(d)
09/01/2045
247,272
City of Princeton Texas A Municipal Corporation of The State
of Texas Located In Collin County Special Assessment  RB,
Series 2025 (NR/NR)
200,000 4.500
(d)
09/01/2032
204,842
City of Princeton Texas A Municipal Corporation of The State of
Texas Located In Collin County Special Assessment RB Series
2026 (NR/NR)
100,000 4.350
(d)(h)
09/01/2036
100,215
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
409,000 3.375
(d)
09/15/2041
343,824
City of Rowlett Texas A Municipal Corporation of The State of
Texas Located In Dallas and Rockwall Counties Special
Assessment RB Series 2026 (NR/NR)
250,000 5.375
09/15/2046
252,268

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
$ 50,000 3.375%
(d)
09/15/2030
$ 48,721
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
400,000 4.875
(d)
09/15/2040
403,579
City of Royse City Special Assessment RB for Liberty Crossing
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
100,000 6.375
(d)
09/15/2053
104,061
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
100,000 3.250
(d)
09/15/2030
95,656
City of Santa Fe Special Assessment RB for Mulberry Farms Public
Improvement District Series 2022 (NR/NR)
291,000 4.625
(d)
09/01/2032
290,397
City of Seagoville Texas Special Assessment RB, Series 2025
(NR/NR)
894,000 6.000
(d)
09/15/2054
924,648
City of Terrell Texas A Municipal Corporation of The State of
Texas Located In Kaufman County pecial Assessment RB,
Series 2025 (NR/NR)
225,000 6.000
(d)
09/15/2045
237,636
City of Uhland Special Assessment RB for Watermill Public
Improvement District Series 2022 (NR/NR)
250,000 6.625
(d)
09/01/2052
260,890
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
302,000 5.125
(d)
08/15/2032
313,860
City of Wharton, Texas Special Assessment  RB, Series 2025
(Wharton Public Improvement District No. 2 Phase #1 Project
and Phase #2 Project) (NR/NR)
100,000 5.750
(d)
09/15/2045
104,590
City ofAnna Texas A Municipal Corporation ofThe State ofTexas
Located In Collin County Special Assessment RB, Series 2025
(NR/NR)
875,000 5.875
(d)
09/15/2055
907,385
City ofPrinceton Texas A Municipal Corporation ofthe State
ofTexas Located In Collin County Special Assessment RB,
Series 2025 (NR/NR)
1,021,000 5.625
09/01/2055
1,034,504
Clifton Higher Education Finance Corporation Education Revenue
and Refunding Bonds Idea Public Schools, Series 2025
(PSF-GTD) (NR/AAA)
300,000 5.000
08/15/2040
326,801
Club Municipal Management District Special Assessment RB
Series 2021 (NR/NR)
50,000 3.250
(d)
09/01/2041
41,349
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/B)
25,000 2.500
10/01/2031
22,376
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
100,000 4.500
(d)
09/01/2041
97,134
Crandall Economic Development Corp. Kaufman County Sales Tax
RB, Series 2025 (BAM) (NR/AA)
100,000 5.000
08/15/2045
102,712
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Crosswinds at South Lake Special Improvement District Limited
Ad Valorem Tax and Subordinate Lien Sales and Use Tax
Bonds, Series 2024 (AGC) (Baa3/AA)
$ 100,000 5.000%
08/15/2047
$ 101,691
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Improvement Area #1
Project (NR/NR)
100,000 4.500
(d)
12/31/2035
103,183
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Major Improvement
Area Project (NR/NR)
100,000 5.000
(d)
12/31/2035
103,127
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
100,000 5.000
(d)
08/15/2044
97,499
Edinburg Economic Development Corp. Sales Tax RB Series 2021
A (NR/NR)
75,000 3.125
08/15/2036
64,497
70,000 3.250
08/15/2041
55,486
El Paso County Hospital District Refunding RB Series 2024
(BAM) (NR/AA)
600,000 4.250
02/15/2054
552,961
Harris County Industrial Development Corporation Marine
Terminal Refunding RB Energy Transfer LP Project Series
2023 (Baa2/BBB)
500,000 4.050
(a)(b)
11/01/2050
521,836
Harris County Municipal Utility District No. 490 Unlimited Tax
Bonds Series 2025 (BAM) (NR/AA)
860,000 4.500
03/01/2046
866,130
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
283,000 4.875
(d)
09/15/2032
296,843
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
320,000 2.250
09/01/2030
289,612
Longview Independent School District, A Political Subdivision of
The State of Texas Located In Gregg County Texas Unlimited
Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
295,000 4.000
02/15/2049
279,393
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
135,000 4.250
05/01/2030
139,763
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
100,000 4.625
(d)
10/01/2031
100,157
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
50,000 5.250
02/15/2030
50,474
Montgomery County Texas A Political Subdivision of the State of
Texas Special Assessment RB Series 2025 (NR/NR)
200,000 5.500
09/15/2054
201,194
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
125,000 4.000
(d)
08/15/2036
115,973
New Hope Cultural Education Facilities Finance Corp. Education
RB Jubilee Academic Center 2024A and Taxable Education
RB 2024B (NR/BB+)
125,000 4.500
(d)
08/15/2044
116,005

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
$ 325,000 5.500%
01/01/2057
$ 313,983
New Hope Cultural Education Facilities Finance Corp. Texas
Senior Living RB Series 2021A-1 (NR/NR)
475,000 5.250
01/01/2042
477,852
North Parkway Municipal Management Contract RB for Legacy
Hills Public Improvement Project Series 2021 (NR/NR)
50,000 3.000
(d)
09/15/2026
49,892
300,000 3.625
(d)
09/15/2031
294,698
North Texas tollway Authority RB for First Tier Series 2008 D
(AGC) (Aa3/AA)
200,000 0.000
(e)
01/01/2037
136,867
North Texas Tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
1,725,000 4.000
01/01/2040
1,726,489
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(NR/NR)
150,000 2.500
(d)
01/01/2030
132,693
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(AMT) (NR/NR)
175,000 3.000
(d)
01/01/2050
112,795
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
200,000 10.000
(d)
07/01/2026
200,000
South Manvel Development Authority Tax Increment Contract RB
Series 2023 (NR/NR)
40,000 4.500
04/01/2030
40,404
75,000 5.000
04/01/2038
76,999
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Refunding Bonds Trinity Terrace Project Series 2024
(NR/NR)
100,000 5.000
10/01/2044
104,053
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
125,000 4.250
08/15/2053
116,172
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply
RB Series 2024 (A1/NR)
700,000 5.000
(a)(b)
01/01/2055
746,576
Town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
200,000 5.250
(d)
09/15/2042
207,141
Travis County Development Authority Contract Assessment RB for
Turner’s Crossing Public Improvement District Improvement
Area #1 Commercial Lot 98 and Improvement Area #2 Project
Series 2025 (NR/NR)
100,000 5.000
09/01/2044
101,159
University of Houston (Aa2/AA+)
260,000 2.000
02/15/2044
193,933
Upper Trinity Regional Water District (BAM) (NR/AA)
420,000 5.250
08/01/2042
463,214
Upper Trinity Regional Water District Regional Treated Water
Supply System Revenue Refunding Bonds, Series 2025
(BAM) (NR/AA)
255,000 5.250
08/01/2041
282,246
450,000 5.250
08/01/2043
493,595
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
$ 100,000 3.000%
09/01/2034
$ 90,470
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
50,000 2.875
12/01/2030
47,062
Westside 211 Special Improvement District Limited Ad Valorem
Tax And Subordinate Lien Sales And Use Tax Road Bonds,
Series 2025 (BAM) (Baa3/AA)
400,000 5.000
08/15/2053
400,772
40,041,661
Utah - 1.7%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
500,000 3.500
(d)
03/01/2036
462,364
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
97,431 5.625
(d)
12/01/2053
99,870
Downtown Daybreak Public Infrastructure District No. 1 Utah Tax
Increment RB Series 2026 (NR/NR)
500,000 5.000
(d)
03/01/2041
509,157
Downtown Revitalization Public Infrastructure District Second
Lien Sales Tax RB Seg Redevelopment Project, Series 2025B
(AGM) (A1/AA)
650,000 5.250
06/01/2043
726,749
Mida  Cormont Public Infrastructure District Limited Tax GO
Convertible Capital Appreciation Bonds Series 2025A-2
(NR/NR)
500,000 0.000
(d)(f)
06/01/2055
441,605
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-2 (NR/NR)
500,000 5.750
(d)
06/15/2044
523,819
Resort Core Public Infrastructure District No. 1 Limited Tax
General Obligation Convertible Capital Appreciation Bonds
Series 2026A-2 (NR/NR)
500,000 0.000
(f)
03/01/2046
396,010
Skyfall Infrastructure Financing District Utah Special Assessment
Bonds Series 2026 (NR/NR)
750,000 5.750
(d)
12/01/2036
750,955
1,375,000 7.000
(d)
12/01/2055
1,378,890
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
250,000 5.750
(d)
06/15/2052
246,719
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
100,000 4.000
(d)
07/15/2037
88,703
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
145,000 4.000
(d)
06/15/2041
123,033
Utah City West Public Infrastructure District No. 1 Special
Assessment Bonds  Series 2026 (NR/NR)
100,000 5.500
(d)
12/01/2046
102,700
Wood Ranch Public Infrastructure District Special Assessment
Bonds Series 2026 (NR/NR)
150,000 5.875
(d)
12/01/2055
153,741
6,004,315

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Vermont - 0.1%
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
$ 150,000 5.000%
(a)(b)(d)
06/01/2052
$ 151,346
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
175,000 5.500
(d)
10/01/2043
160,952
312,298
Virgin Islands - 0.2%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
250,000 5.000
10/01/2039
259,947
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note, Series 2025 (NR/A)
275,000 5.000
09/01/2043
297,540
557,487
Virginia - 0.6%
City of Virginia Beach Development
Authority Residential Care Facility RB
195,000 7.000
09/01/2053
214,844
Economic Development Authority of The City of Salem Virginia
Educational Facilities RB Roanoke College Series 2025
(NR/BBB+)
100,000 5.500
04/01/2045
104,319
Tobacco Settlement Corp VA Asset Backed Bonds 2007B-1
(B3/B-)
255,000 5.000
06/01/2047
208,539
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
305,000 0.000
(e)
06/01/2047
67,849
Virginia Beach Development Authority Residential Care
Facility Tax Exempt Mandatory Paydown Securities RB for
Westminster-Canterbury On Chesapeake Bay Series 2023B-3
(NR/NR)
200,000 5.375
09/01/2029
200,576
Virginia College Building Authority Educational Facilities RB
Regent University Project, Series 2025 (NR/BBB)
100,000 6.000
06/01/2050
106,346
Virginia Housing Development Authority RB Series 2019 E
(Aa1/AA+)
250,000 3.100
12/01/2045
211,606
Virginia Small Business Financing Authority Refunding RB
Hampton University Series 2025 (NR/A-)
165,000 5.000
10/01/2036
181,459
175,000 5.000
10/01/2037
192,310
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
125,000 5.000
12/31/2052
125,474
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (AMT) (NR/BBB)
500,000 4.000
01/01/2048
456,061
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
50,000 5.000
12/31/2052
50,004
2,119,387
Washington - 0.9%
Port of Seattle Intermediate Lien RB Series 2017C (Aa3/AA-)
215,000 5.000
05/01/2042
217,068
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Port of Seattle Intermediate Lien RB Series 2019 (Aa3/AA-)
$ 225,000 5.000%
04/01/2039
$ 232,622
Public Hospital District No. 2 Quincy Valley Medical Center UT
GO Bonds 2024 (Baa1/NR)
100,000 5.500
12/01/2044
106,594
Spokane County Washington Airport RB Series 2024B
(AMT) (A2/A)
210,000 5.250
01/01/2041
225,721
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
340,000 5.000
08/01/2038
352,282
Washington State Convention Center Public Facilities District RB
Series 2018 (A3/BBB+)
950,000 5.000
07/01/2048
954,507
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding RB Josephine Caring
Community Project Series 2025B1 (Tax-Exempt) (NR/NR)
350,000 4.200
(d)
07/01/2030
349,876
475,000 4.500
(d)
07/01/2031
475,084
Washington State Housing Finance Commission Nonprofit RB
Refunding Series 2023 (NR/BBB)
100,000 5.625
(d)
07/01/2038
108,051
3,021,805
West Virginia - 0.6%
Monongalia County Commission Excise Tax District RB
Refunding Series 2021 A (NR/NR)
95,000 4.125
(d)
06/01/2043
90,445
The County Commission ofOhio County, West Virginia Special
District Excise Tax Revenue Refunding and Improvement
Bonds, Series 2025 A (AGM) (NR/AA)
250,000 5.500
06/01/2054
267,357
West Virginia Economic Development Authority RB
Refunding for Appalachian Power Company Series 2015A
(Baa1/BBB+) (PUTABLE)
380,000 3.375
(a)(b)
03/01/2040
382,950
West Virginia Hospital Finance Authority Hospital Refunding and
Improvement RB for Vandalia Health Group Series 2023B
(AGM) (A1/AA)
145,000 5.125
09/01/2042
156,599
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
150,000 5.500
09/01/2048
159,852
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Ba1/BBB)
1,040,000 5.000
01/01/2043
1,022,078
2,079,281
Wisconsin - 2.1%
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
100,000 5.875
(d)
06/01/2052
98,527
Public Finance Authority Charter School RB for Founders
Academy of Las Vegas Series 2023A (NR/BB-)
25,000 6.375
(d)
07/01/2043
26,244

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
$ 510,000 5.000%
(d)
06/15/2041
$ 495,918
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
100,000 5.000
06/15/2044
100,879
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
315,000 5.000
(d)
06/15/2032
319,438
Public Finance Authority Education RB Mater Academy of Nevada
- East Las Vegas Campus Project Series 2024A (NR/BB)
100,000 5.000
(d)
12/15/2039
100,409
100,000 5.000
(d)
12/15/2044
98,661
Public Finance Authority Education RB Mater Academy of Nevada
Cactus Park Campus Project Series 2025A (NR/BB)
65,000 6.000
(d)
12/15/2045
68,422
Public Finance Authority Education RB North Hills Christian
School Series 2026A (NR/NR)
105,000 5.875
(d)
07/01/2046
104,648
Public Finance Authority Education RB Pinecrest Academy
ofNevada—Pinecrest Academy Springs Campus Project Series
2025A (NR/BB+)
150,000 4.000
(d)
07/15/2033
149,660
Public Finance Authority Education RB Revolution Academy
Series 2026 (NR/BB)
100,000 5.500
(d)
10/01/2046
99,733
Public Finance Authority Education RB Series 2022 (NR/NR)
200,000 5.000
(d)
01/01/2042
187,289
Public Finance Authority Education Revenue Refunding Bonds for
Pinecrest Academy of Nevada—Sloan Canyon Campus Project
Series 2024A (NR/BB+)
100,000 4.500
(d)
07/15/2049
91,106
Public Finance Authority Educational Facilities RB Lindenwood
Education System Series 2026 (NR/BBB-)
500,000 5.000
06/01/2040
512,815
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Ba2/BB)
220,000 4.300
11/01/2030
220,000
Public Finance Authority Limited Obligation Grant RB
625,000 6.750
(d)
08/01/2031
437,500
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
50,000 5.000
(d)
12/01/2045
47,751
Public Finance Authority RB for High Desert Montessori Charter
School Series 2021 A (NR/NR)
100,000 5.000
(d)
06/01/2061
75,168
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
75,000 4.000
(d)
03/01/2030
74,555
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
190,000 6.500
(d)
06/01/2045
169,858
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
100,000 5.350
12/01/2045
100,950
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB-)
100,000 6.000
(d)
07/01/2031
93,208
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/BBB-)
$ 400,000 5.500%
(d)
06/01/2040
$ 421,102
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/NR)
200,000 5.250
11/15/2055
205,311
Public Finance Authority RB Refunding for Coral Academy of
Science Reno Series 2019 A (NR/NR)
115,000 5.000
(d)
06/01/2039
110,623
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
150,000 4.500
(d)
07/01/2048
109,691
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BBB-)
25,000 6.125
(d)
10/01/2049
21,651
Public Finance Authority RB Viticus Group Project Series 2025A
(NR/NR)
100,000 6.250
(d)
12/01/2045
105,285
Public Finance Authority Senior Lien Toll RB, Series 2025 Georgia
Sr 400 Express Lanes Project (Baa3/NR)
500,000 6.500
12/31/2065
559,222
Public Finance Authority Student Housing RB KSU Bixby Real
Estate Foundation Llc Project Senior Series 2025A (A1/NR)
100,000 5.250
06/15/2050
104,995
Public Finance Authority Student Housing RB Series 2021A-1
(Ba2/NR)
50,000 4.000
(d)
07/01/2041
43,087
150,000 4.000
(d)
07/01/2051
113,741
Public Finance Authority Tax Increment Revenue Senior Bonds for
Miami Worldcenter Project Series 2024A (NR/NR)
525,000 5.000
(d)
06/01/2041
538,404
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
100,000 5.375
(d)
12/15/2032
99,993
Public Finance Authority, Wisconsin Texas Infrastructure Program,
Tax-Exempt Revenue Anticipation, Capital Appreciation
Bonds (Willow Springs Project) Series 2025 (NR/NR)
500,000 0.000
(d)(e)
12/15/2039
201,950
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
30,000 3.000
12/01/2031
26,605
415,000 4.000
12/01/2041
339,020
Wisconsin Health and Educational Facilities Authority RB Series
2024A (BAM) (NR/AA)
250,000 4.500
02/15/2054
243,253
Wisconsin Health and Educational Facilities
Authority Senior Living  RB, Series 2025
(Chiara Housing and Services, Inc. Project) (NR/NR)
100,000 6.375
07/01/2045
108,452
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022A
(NR/BBB-)
300,000 5.000
02/01/2042
309,948
7,335,072
TOTAL MUNICIPAL BONDS
(Cost $340,373,440)
340,541,996

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Bonds - 0.2%
Healthcare-Services - 0.0%
Toledo Hospital RB Series 2022 B
$ 75,000 5.325% 11/15/28 $ 75,218
Real Estate - 0.2%
Benloch Ranch Improvement Association No. 1 Series 2020
47,738 9.750%
(d)
12/01/39 37,294
Benloch Ranch Improvement Association No. 1 Series 2021
47,748 9.750
(d)
12/01/39 37,301
Brixton Park Improvement Association No. 1 Series
591,828 6.875
(d)(j)
12/01/51 517,003
591,598
TOTAL CORPORATE BONDS
(Cost $743,430)
666,816
Shares
Dividend
    Rate Value
a
Investment Company - 0.4%
(k)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
1,414,460 3.524% 1,414,460
(Cost $1,414,460)
TOTAL INVESTMENTS - 98.4%
(Cost $342,531,330)
$ 342,623,272
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.6%
5,591,201
NET ASSETS - 100.0%
$ 348,214,473
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Security is currently in default and/or non-income producing.
(a) Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current
market conditions.
(b) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2026.
(c) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) Issued with a zero coupon. Income is recognized through the accretion of discount.
(f) Zero coupon bond until next reset date.
(g) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(h) When-issued security.
(i) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k) Represents an affiliated issuer.
Security ratings disclosed, if any, are issued by either S&P Global
Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited.
A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CCRC - Congregate Care Retirement Center
CFD - Community Facilities District
COPS - Certificates of Participation
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
IDA - Industrial Development Agency
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
RR - Revenue Refunding
SD CRED
PROG
-
School District Credit Program
SOFR - Secured Overnight Financing Rate
ST AID
WITHHLDG
-
State Aid Withholding
ST
INTERCEPT
-
State Aid Intercept
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At June 30, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond (146) 09/21/26 $ (16,881,250) $ (225,118)

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 97.4%
Alabama - 2.1%
Alabama Federal Aid Highway Finance Authority Special
Obligation RB Series 2016A (NR/NR)
$ 10,000,000 5.000%
(a)
09/01/2026
$ 10,036,059
Alabama Housing Finance Authority Multifamily Housing RB for
Cooper Green Homes Project Series 2024 C (Aa1/NR)
1,005,000 5.000
(b)(c)
02/01/2029
1,036,460
Alabama Housing Finance Authority Multi-Family Housing RB
Providence Park Apartments Project 2025 Series E (Aa1/NR)
1,200,000 3.150
(b)(c)
07/01/2029
1,203,925
Alabama Housing Finance Authority Multifamily Housing RB The
Grove at South Jefferson 2025 Series D (Aa1/NR)
2,400,000 3.200
(b)(c)
07/01/2029
2,408,073
Black Belt Energy Gas District Gas Supply RB Series 2022
(Aa1/NR)
17,060,000 4.000
(b)(c)
07/01/2052
17,213,907
Chatom Industrial Development Board Gulf Opportunity Zone
Refunding Bonds for Powersouth Energy Cooperative Projects
Series 2020 (AGM) (A1/AA)
550,000 5.000
08/01/2027
562,651
485,000 5.000
08/01/2028
505,505
485,000 5.000
08/01/2029
513,641
425,000 5.000
08/01/2030
456,632
City of Huntsville Alabama GO Refunding School Warrants Series
2017-E (Aaa/AAA)
3,145,000 3.000
11/01/2032
3,112,300
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
1,430,000 5.000
11/15/2026
1,439,705
1,480,000 5.000
11/15/2027
1,516,327
2,750,000 5.000
11/15/2028
2,857,219
1,335,000 5.000
11/15/2029
1,403,313
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
1,250,000 5.000
10/01/2026
1,256,471
1,000,000 5.000
10/01/2027
1,027,812
1,000,000 5.000
10/01/2028
1,047,588
Southeast Energy Authority A Cooperative District Energy Supply
RB, Series 2025E (Aa3/NR)
30,000,000 5.000
10/01/2030
32,043,825
Southeast Energy Authority Commodity Supply RB for Project No.
6 Series 2023B (Aa1/NR)
8,590,000 5.000
(b)(c)
01/01/2054
9,075,666
The Black Belt Energy Gas District Gas Supply RB, Series 2023B
(Aa1/NR)
3,285,000 5.250
(b)(c)
12/01/2053
3,529,486
The Industrial Board of the Town of West Jefferson Pollution
Control Revenue Refunding Bonds for Alabama Power
Company Project Series 1998 (A1/A)
6,230,000 3.650
(b)
06/01/2028
6,299,293
The Industrial Development Board of The City of Mobile Alabama
Pollution Control RB Alabama Power Company Barry Plant
Project Series 2008 (A1/A/A-1) (PUTABLE)
1,625,000 2.750
(b)(c)
07/15/2034
1,616,363
The Industrial Development Board of The City of Mobile Alabama
Pollution Control RB Alabama Power Company Barry Plant
Project, Series 2007-A (A1/A) (PUTABLE)
4,500,000 3.375
(b)(c)
06/01/2034
4,551,630
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Industrial Development Board of The City of Selma Gulf
Opportunity Zone Revenue Refunding Bonds International
Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
$ 3,540,000 3.450%
(b)(c)
11/01/2033
$ 3,550,676
Water Works Board of The City of Birmingham Revenue
Anticipation Bond Series 2024 (NR/NR)
4,575,000 3.750
(d)
09/01/2026
4,573,601
112,838,128
Alaska - 0.3%
Alaska Municipal Bond Bank GO Refunding Bonds 2016 Series 4
(AMT) (NR/AA-)
1,755,000 5.000
12/01/2030
1,767,895
1,960,000 5.000
12/01/2032
1,972,366
Matanuska-Susitna Borough State of Alaska Lease Revenue
Refunding Bonds Series 2025B (Aa3/AA-)
2,190,000 5.000
09/01/2027
2,252,242
North Slope Borough General Purpose GO Bonds Series 2023A
(NR/AA)
2,000,000 5.000
06/30/2027
2,049,586
North Slope Borough GO Bonds Series 2022A (NR/AA)
4,700,000 5.000
06/30/2027
4,816,526
State of Alaska GO Refunding Bonds Series 2025A (Aa2/AA)
1,420,000 5.000
08/01/2027
1,459,378
2,130,000 5.000
08/01/2028
2,239,618
16,557,611
Arizona - 3.1%
Arizona Board of Regents Acting on Behalf and For the Use and
Benefit of Northern Arizona University Refunding Certificates
of Participation Northern Arizona University Projects Series
2024 (AGM) (A1/AA)
1,400,000 5.000
09/01/2026
1,405,181
825,000 5.000
09/01/2027
848,823
Arizona Health Facilites Authority Revenue Bonds Banner Health
2007B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
40,960,000 3.310
(c)(e)
01/01/2037
40,949,273
Arizona IDA Multifamily Housing RB for Unity At West Glendale
Project Series 2024 (Aa1/NR)
695,000 5.000
(b)(c)
03/01/2045
697,432
Arizona Industrial Development Authority Multifamily Housing
Bonds Ironwood Ranch Apartments Project Series 2024
(Aa1/NR)
3,750,000 5.000
(b)(c)
02/01/2058
3,760,934
Arizona Industrial Development Authority Multifamily Housing
Bonds The Ranches At Gunsmoke Project Series 2024
(Aa1/NR)
10,000,000 5.000
(b)(c)
03/01/2058
10,065,830
Arizona Industrial Development Authority Senior Living
RB  Second Tier Series 2025 A2 (NR/NR)
584,820 5.125
01/01/2059
459,674
Arizona Transportation Board Highway Revenue and Revenue
Refunding Bonds Series 2023 (Aa1/AA+)
3,800,000 5.000
07/01/2027
3,899,382
City of Chandler IDA Industrial Development RB for Intel Corp.
Project Series 2022 (Baa2/BBB)
10,125,000 5.000
(b)(c)
09/01/2042
10,242,990

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
City of Chandler IDA RB for Intel Corp. Project Series 2022-2
(Baa2/BBB)
$ 44,810,000 5.000%
(b)(c)
09/01/2052
$ 45,341,922
City of Phoenix Civic Improvement Corporation RB Civic Plaza
Expansion  Series 2005 B (BHAC-CR FGIC) (Aa1/AA+)
7,490,000 5.500
07/01/2034
8,849,365
Equitable Senior National Charter School Revolving Loan Fund
RB for Arizona IDA Series 2023A Social Bonds (NR/A+)
10,000,000 5.000
11/01/2028
10,384,139
Maricopa County Arizona Pollution Control Corp. Pollution
Control Revenue Refunding Bonds Public Service
Company of New Mexico Palo Verde Project 2003 Series A
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,700,000 3.875
(b)(c)
01/01/2038
1,736,721
Maricopa County Pollution Control Corp. RB Refunding
for Public Service Co. of New Mexico Series 2010 A
(Baa2/BBB) (PUTABLE)
3,750,000 0.875
(b)(c)
06/01/2043
3,728,649
Maricopa County Pollution Control Corp. RB Refunding
for Public Service Co. of New Mexico Series 2010 B
(Baa2/BBB) (PUTABLE)
1,790,000 0.875
(b)(c)
06/01/2043
1,779,808
Osborn Elementary School District No. 8 of Maricopa County
Arizona School Improvement Bonds Project of 2023 Series A
(2024) (BAM) (NR/AA)
1,000,000 5.000
07/01/2026
1,000,000
Pima County Sewer System Revenue Refunding Obligations Series
2022 (NR/AA)
1,905,000 5.000
07/01/2026
1,905,000
2,000,000 5.000
07/01/2027
2,051,325
Salt River Project Agricultural Improvement and Power District
Arizona Electric System RB 2017 Series A (Aa1/AA+)
1,000,000 5.000
01/01/2037
1,029,756
The Industrial Development Authority of the County of Maricopa
Education RB Legacy Traditional Schools – Clemmons North
Carolina Campus Project Series 2026A (NR/BBB-)
5,550,000 4.000
07/01/2034
5,468,641
The Industrial Development Authority of The County of Maricopa
Education Refunding RB for Legacy Traditional Schools
Projects Series 2024 (NR/BBB-)
2,865,000 4.000
07/01/2034
2,823,001
The Industrial Development Authority of the County of Maricopa
Forward Delivery RB Banner Health Series 2026D (NR/AA-)
6,775,000 5.000
(f)
01/01/2031
7,284,029
Tucson Unified School District No. 1 of Pima County Arizona
School Improvement Bonds Project of 2023 Series A
(2024) (AGM) (Aa3/AA)
415,000 5.000
07/01/2026
415,000
166,126,875
Arkansas - 0.0%
Conway Health Facilities Board RB Refunding for Conway
Regional Medical Center, Inc. Series 2019 (NR/BBB+)
550,000 5.000
08/01/2026
550,668
a a
California - 8.9%
Alameda Corridor Transportation Authority Convertible Capital
Appreciation RB Senior Lien 1999 A (NATL) (A3/A-)
10,000,000 0.000
(g)
10/01/2034
7,598,288
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Amador Water Agency Revenue Certificates of Participation Series
2026B (AG) (A1/AA)
$ 10,000,000 5.000%
12/01/2030
$ 10,940,100
Amador Water Agency Water Revenue Refunding Bonds Series
2026A (AG) (A1/AA)
5,000,000 5.000
12/01/2030
5,470,050
Anaheim Community Facilities District No. 08-1 Special Tax
Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
370,000 4.000
09/01/2026
370,385
415,000 4.000
09/01/2027
415,559
410,000 4.000
09/01/2028
410,466
345,000 4.000
09/01/2029
345,286
Bay Area Toll Authority Toll Bridge Authority RB for San
Francisco Bay Area Series 2001 A (NR/AA)
(SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000 3.920
(c)(e)
04/01/2036
15,017,340
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR)
230,000 4.000
09/01/2026
230,301
235,000 4.000
09/01/2027
237,708
255,000 4.000
09/01/2029
257,239
Burbank-Pasadena-Glendale Airport Authority Airport Senior RB
2026 Series B AMT (A2/A)
1,500,000 5.000
07/01/2031
1,636,667
1,250,000 5.000
07/01/2032
1,380,035
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
6,140,000 5.000
(b)(c)
02/01/2054
6,513,494
California Community Choice Financing Authority Clean Energy
Project RB Series 2022A (A1/NR)
13,010,000 4.000
(b)(c)
05/01/2053
13,166,921
California Community Choice Financing Authority Clean Energy
Project RB Series 2024E (Green Bonds) (A1/NR)
27,525,000 5.000
(b)(c)
02/01/2055
29,326,718
California Enterprise Development Authority RB Milken
Community School Project Series 2026A (NR/BBB+)
4,555,000 5.000
07/01/2033
5,076,849
California Health Facilities Financing Authority Providence St.
Joseph Health RB, Series 2025C (NR/A)
5,000,000 5.000
(b)(c)
10/01/2050
5,374,717
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
23,400,000 5.000
12/01/2028
24,482,325
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2024A (NR/BBB+)
3,125,000 5.000
12/01/2036
3,417,356
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2025A (NR/BBB+)
11,500,000 5.000
12/01/2032
12,599,378
California Housing Finance Agency Limited Obligation
Multifamily Housing Issue V RB 2023 (Aa1/NR)
1,043,000 5.000
(b)(c)
05/01/2054
1,046,650
California Housing Finance Agency Limited Obligation
Multifamily Housing RB Santa Monica Christian Towers 2026
Issue I (HUD SECT 8) (Aa1/NR)
3,500,000 2.600
(b)(c)
10/01/2047
3,457,353
California Housing Finance Agency Limited Obligation
Multifamily Housing RB Sutter Street 2025 Issue D (Aa1/NR)
1,200,000 2.750
(b)(c)
11/01/2029
1,194,980

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Infrastructure & Economic Development Bank RB for
California Academy of Sciences Series 2024A (A2/NR)
$ 6,160,000 3.250%
08/01/2029
$ 6,203,732
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 A (A3/NR)
18,000,000 1.200
(b)(c)
12/01/2050
17,200,516
California Infrastructure and Economic Development Bank
RB Brightline West Passenger Rail Project, Series 2025C
(Aa1/NR)
15,000,000 3.500
(b)(c)(d)
01/01/2065
14,995,794
California Municipal Finance Authority Insured Revenue
and Refunding Bonds Aldersly Project, Series
2023B-2 Tax Exempt Mandatory Paydown Securities
(CA MTG INS) (NR/AA-)
505,000 3.750
11/15/2028
505,114
California Municipal Finance Authority Multifamily Housing RB
Oaks on Balboa, Series 2025 A-1 (Aa1/NR)
2,700,000 3.150
(b)(c)
08/01/2059
2,710,931
California Municipal Finance Authority Multifamily Housing RB
Palmdale Family Apartments 2025 Series A-1 (Aa1/NR)
10,000,000 2.950
(b)(c)
01/01/2056
10,019,116
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa2/NR)
300,000 5.000
10/01/2026
301,161
California Municipal Finance Authority RB Refunding for PRS-
California Obligated Group Projects Series 2024A Tax-Exempt
(NR/NR)
370,000 5.000
04/01/2027
375,039
310,000 5.000
04/01/2028
319,795
250,000 5.000
04/01/2029
261,681
200,000 5.000
04/01/2030
212,155
210,000 5.000
04/01/2031
225,371
310,000 5.000
04/01/2032
335,906
California Municipal Finance Authority RB Sfmta
Potrero Yard Modernization Project Series 2026B
(Tax-Exempt Milestone Bonds) (A2/NR)
3,190,000 5.000
06/30/2032
3,434,727
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
4,265,000 5.000
06/30/2028
4,424,865
3,235,000 5.000
12/31/2028
3,353,274
California Municipal Finance Authority Solid Waste Disposal RB
Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
1,450,000 3.375
(b)(c)
09/01/2050
1,450,326
California Pollution Control Financing Authority RB for
American Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,155,000 3.700
(b)(c)
08/01/2040
1,173,028
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-3 (NR/A-/A-2)
1,500,000 4.300
07/01/2040
1,501,697
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa2/NR)
1,500,000 5.000
(d)
07/01/2037
1,502,564
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa2/NR)
$ 2,700,000 5.000%
(d)
07/01/2026
$ 2,700,000
495,000 5.000
(d)
07/01/2028
512,251
4,610,000 5.000
(d)
07/01/2029
4,836,320
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa2/NR)
1,510,000 5.000
(d)
11/21/2045
1,513,273
California Pollution Control Financing Authority Water Furnishing
RBPoseidon Resources Channelside LP Desalination Project,
Series 2023 (AMT) (Baa2/NR)
4,170,000 5.000
(d)
07/01/2027
4,244,334
California Public Finance Authority RB for Henry Mayo Newhall
Hospital Series 2021A (NR/BBB)
400,000 4.000
10/15/2027
403,618
California School Finance Authority School Facility RB Value
Schools Series 2020A (NR/BBB-)
250,000 3.250
(d)
07/01/2030
244,500
California State University RB Refunding Series 2016 B-2
(Aa2/AA-)
12,100,000 0.550
(b)(c)
11/01/2049
11,997,073
California State Various Purpose GO Bonds (Aa2/NR)
100,000 5.000
10/01/2035
100,130
California Statewide Communities Development Authority
Multifamily Housing RB Vintage At Folsom 2024 Series E-2
(Aa1/NR)
675,000 5.000
(b)(c)
10/01/2028
692,431
California Statewide Communities Development Authority Open
Pace Property Assessed Clean Energy Limited Obligation
Improvement Bonds Series 2026 Greenrock Hr Ontario Hotel
Project Tax-Exempt (NR/NR)
210,000 5.000
(d)
09/02/2035
216,491
California Statewide Communities Development Authority RB
John Muir Health Series 2024A (NR/A)
450,000 5.000
12/01/2027
466,358
California Statewide Community Development Authority
Pollution Control Refunding RB 2006 Series B
(NON-AMT) (A2/BBB+)
8,515,000 1.450
04/01/2028
8,217,162
Campbell Union High School District Santa Clara County
California 2026 Refunding GO Bonds Series B (NR/AAA)
1,910,000 5.000
(f)
08/01/2028
1,993,674
1,920,000 5.000
(f)
08/01/2029
2,045,675
1,925,000 5.000
(f)
08/01/2030
2,090,040
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
245,000 4.000
09/01/2027
246,925
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
1,285,000 5.000
09/01/2030
1,362,018
City of Chino Public Financing Authority Local Agency Refunding
Bonds Series 2019A (NR/NR)
230,000 4.000
09/01/2026
230,189
City of Laguna Beach Underground Utility Assessment District No.
2014-2 Woods Cove Limited Obligation Improvement Bonds
(NR/NR)
410,000 5.000
09/02/2027
420,029

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Laguna Beach Underground Utility Assessment District No.
2014-2 Woods Cove Limited Obligation Improvement Bonds
(NR/NR) – (continued)
$ 220,000 5.000%
09/02/2028
$ 228,643
230,000 5.000
09/02/2029
240,928
240,000 5.000
09/02/2030
253,530
1,095,000 5.000
09/02/2034
1,189,975
City of Long Beach Marina Revenue Refunding Bonds, Series
2025 (NR/A)
1,260,000 5.000
05/15/2027
1,286,038
1,425,000 5.000
05/15/2028
1,487,337
1,000,000 5.000
05/15/2029
1,063,833
1,005,000 5.000
05/15/2030
1,088,417
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (AMT) (Aa2/AA)
3,150,000 5.000
05/15/2028
3,281,918
City of Los Angeles Department of Airports International Airport
Subordinate RB 2016 Series B (Aa3/AA-)
1,000,000 5.000
05/15/2029
1,004,042
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series C (Aa3/AA-)
5,060,000 5.000
05/15/2030
5,207,780
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
305,000 4.000
09/01/2028
310,118
330,000 4.000
09/01/2030
337,847
City of Sacramento Natomas Meadows Community Facilities
District No. 2007-01 Special Tax Bonds for Improvement Area
No. 1 Series 2017 (NR/NR)
280,000 5.000
(d)
09/01/2032
283,269
City of San Francisco Infrastructure and Revitalization Financing
District Tax Increment RB Series 2022A (NR/NR)
100,000 5.000
(d)
09/01/2027
102,290
Community Facilities District No. 2003-3 of The City of Chino
Improvement Area No. 10 2024 Special Tax Bonds (NR/NR)
285,000 4.000
09/01/2029
288,946
County of Sacramento Airport System Senior RB Series 2025A
(AMT) (A2/A+)
655,000 5.000
07/01/2030
704,579
700,000 5.000
07/01/2031
761,745
1,000,000 5.000
07/01/2032
1,096,566
County of Sacramento Airport System Subordinate RB Series
2025D (AMT) (AGM) (A1/AA)
880,000 5.000
07/01/2030
948,677
920,000 5.000
07/01/2031
1,005,609
970,000 5.000
07/01/2032
1,073,146
Department of Airports of the City of Los Angeles California Los
Angeles International Airport Subordinate RB 2017 Series A
(AMT) (Aa3/AA-)
1,100,000 5.000
05/15/2037
1,115,592
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa3/NR)
4,625,000 5.000
07/01/2028
4,783,086
Department of Water and Power of The City of Los Angeles Power
System RB, Series 2025 B (Aa3/NR)
4,000,000 5.000
07/01/2030
4,305,903
Department of Water and Power of The City of Los Angeles Water
System RB 2018 Series B (Aa3/AA-)
1,515,000 5.000
07/01/2032
1,572,277
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Department of Water and Power of The City of Los Angeles Water
System RB 2025 Series A (Aa3/NR)
$ 6,500,000 5.000%
01/01/2030
$ 6,888,332
El Centro Elementary School District Imperial County California
2025 GO Bond Anticipation Notes Series A-2 (NR/A+)
1,025,000 5.000
06/15/2030
1,121,303
El Centro Elementary School District Imperial County California
2025 GO Bond Anticipation Notes Series B-2 (NR/A+)
1,160,000 5.000
06/15/2030
1,268,986
EL Rancho Unified School District Los Angeles County California
GO Bond Anticipation Notes Series 2025 (NR/A+)
3,000,000 0.000
(g)
08/01/2028
2,833,523
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
3,505,000 3.850
06/01/2050
3,217,293
Harbor Department of The City of Los Angeles Refunding RB
2024 Series A-1 (AMT) (Aa2/AA+)
3,000,000 5.000
08/01/2031
3,285,118
Irvine Facilities Financing Authority Gateway Preserve Land
Acquisition Project Lease RB, Series 2023A (NR/AA+)
7,000,000 5.250
05/01/2048
7,011,800
Irvine Unified School District Financing Authority California
Special Tax Revenue Refunding Bonds Series 2026
(BAM) (NR/AA)
500,000 5.000
09/01/2027
514,269
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 A (NR/NR)
645,000 5.000
09/01/2026
646,783
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 C (NR/NR)
425,000 5.000
09/01/2026
426,175
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2019 A (NR/NR)
410,000 5.000
09/01/2030
430,747
355,000 5.000
09/01/2032
371,560
420,000 5.000
09/01/2034
437,771
530,000 5.000
09/01/2036
549,768
Los Angeles County Development Authority Multifamily Housing
RB West La Va - Building 156 & 157 Apartments, 2023 Series
C (HUD SECT 8) (Aa1/NR)
2,370,000 3.750
(b)(c)
12/01/2046
2,371,064
Modesto Financing Authority Domestic Project RB 2007F
(NATL) (Baa3/AA)
(3M USD SOFR + 0.63%)
7,000,000 3.257
(e)
09/01/2037
6,863,138
Moreno Valley Public Financing Authority Electric System RB
Series 2026A (AG) (NR/AA)
300,000 5.000
05/01/2027
306,075
500,000 5.000
05/01/2028
522,264
425,000 5.000
05/01/2029
454,206
500,000 5.000
05/01/2030
544,925
Northern California Gas Authority No. 1 RB for Gas Project Series
2007 B (A1/A-)
(3M USD SOFR + 0.72%)
3,695,000 3.368
(e)
07/01/2027
3,696,599
Orange County California Community Facilities District No.
2017-1 Village of Esencia Special Tax Bonds Series 2018 A
(NR/NR)
250,000 5.000
08/15/2027
255,819

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Orange County California Community Facilities District No.
2017-1 Village of Esencia Special Tax Bonds Series 2018 A
(NR/NR) – (continued)
$ 200,000 5.000%
08/15/2028
$ 208,005
Oxnard School District Ventura County California 2026 GO Bond
Anticipation Notes (NR/A+)
1,000,000 0.000
(g)
02/01/2031
866,761
Perris Joint Powers Authority Local Agency RB 2024 Series
(NR/NR)
820,000 5.000
09/01/2026
822,544
870,000 5.000
09/01/2027
890,828
900,000 5.000
09/01/2028
935,325
930,000 5.000
09/01/2029
977,870
1,005,000 5.000
09/01/2030
1,066,840
1,080,000 5.000
09/01/2031
1,157,673
1,145,000 5.000
09/01/2032
1,237,408
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
305,000 4.000
09/01/2027
305,314
500,000 4.000
09/01/2028
500,493
900,000 3.000
09/01/2032
862,577
820,000 3.000
09/01/2033
777,760
Riverside Unified School District Community Facilities District
No. 32 Special Tax Series 2020 (NR/NR)
25,000 4.000
09/01/2026
25,016
185,000 4.000
09/01/2027
186,496
Roseville California Community Facilities District No. 1 Special
Tax Refunding for Fiddyment Ranch Project Series 2017
(NR/NR)
770,000 5.000
09/01/2029
786,123
Roseville Joint Union High School District Placer and Sacramento
Counties California 2026 GO Refunding Bonds Series A
Forward Delivery (Aa2/NR)
985,000 5.000
(f)
08/01/2029
1,047,586
1,135,000 5.000
(f)
08/01/2030
1,230,197
1,200,000 5.000
(f)
08/01/2031
1,323,421
1,300,000 5.000
(f)
08/01/2032
1,454,334
1,450,000 5.000
(f)
08/01/2033
1,646,003
Sacramento City Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD SOFR + 0.57%)
10,000,000 3.197
(e)
06/01/2039
9,432,027
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD SOFR + 0.55%)
13,690,000 3.177
(e)
06/01/2034
13,458,030
San Francisco City & County Airport Commission RB Refunding
for San Francisco International Airport Second Series 2019 H
(AMT) (Aa3/AA-)
4,000,000 5.000
05/01/2027
4,070,970
San Francisco City & County Airport Comm-San Francisco
International Airport (Aa3/NR)
25,000,000 5.000
05/01/2033
27,770,940
San Gorgonio Memorial Healthcare District 2020 GO Refunding
Bonds (B1/NR)
1,020,000 3.000
08/01/2026
1,017,741
San Marcos Schools Financing Authority Lease RB Series 2017
(AG) (A1/AA)
2,000,000 5.250
08/15/2040
2,043,674
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
San Mateo Union High School District San Mateo
County, California 2026 GO Refunding Bonds
(Forward Delivery) (Aaa/NR)
$ 1,250,000 5.000%
09/01/2027
$ 1,291,089
1,760,000 5.000
09/01/2028
1,863,751
2,300,000 5.000
09/01/2029
2,489,933
1,850,000 5.000
09/01/2030
2,045,823
1,350,000 5.000
09/01/2031
1,521,404
Southern California Logistics Airport Authority Junior Lien Tax
Allocation Refunding Bonds, Series 2025A (AGM) (NR/AA)
440,000 5.000
12/01/2031
493,953
300,000 5.000
12/01/2032
341,807
Southern California Public Power Authority A Public Entity
Organized Under The Laws of The State of California
Southern Transmission System Renewal Project RB 2025-2
(Aa3/NR)
11,200,000 5.000
(b)(c)
07/01/2053
11,757,730
Southern California Public Power Authority A Public Entity
Organized Under The Laws of The State of California
Southern Transmission System Renewal Project RB 2026-1
(Aa3/NR)
3,000,000 5.000
07/01/2029
3,181,229
2,400,000 5.000
07/01/2030
2,583,542
State of California Various Purpose GO Bonds (Aa2/AA-)
2,000,000 7.500
04/01/2034
2,274,235
State of California Various Purpose GO Refunding Bonds
(Aa2/AA-)
20,000,000 5.000
12/01/2028
21,252,524
Successor Agency to The Redevelopment Agency
ofThe City and County of San Francisco 2016
Series A Tax Allocation Refunding Bonds
(Mission Bay North Redevelopment Project) (NR/A)
400,000 5.000
08/01/2035
400,589
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A (NR/NR)
1,200,000 5.000
10/01/2026
1,204,341
1,435,000 5.000
10/01/2028
1,487,215
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,260,000 5.000
10/01/2027
1,286,830
475,623,008
Colorado - 3.8%
Baseline Metropolitan District No.1 In The City and County
of Broomfield Colorado Special Revenue Refunding and
Improvement Bonds Series 2024A (AGC) (NR/AA)
500,000 5.000
12/01/2026
504,460
1,000,000 5.000
12/01/2027
1,032,358
580,000 5.000
12/01/2028
610,695
750,000 5.000
12/01/2029
803,052
750,000 5.000
12/01/2030
814,950
1,000,000 5.000
12/01/2031
1,092,224
1,050,000 5.000
12/01/2032
1,143,776
City of Denver Aviation Airport System RB Series 2022C
(Aa3/AA-)
1,260,000 5.000
11/15/2026
1,270,819
1,215,000 5.000
11/15/2027
1,256,133
1,380,000 5.000
11/15/2028
1,458,400

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
City of Denver Aviation Airport System RB Series 2022D
(Aa3/AA-)
$ 3,750,000 5.250%
11/15/2026
$ 3,785,222
4,500,000 5.250
11/15/2027
4,654,440
6,500,000 5.500
11/15/2028
6,905,001
City of Denver RB for Department of Aviation Airport System
Series 2022A (AMT) (Aa3/AA-)
9,980,000 5.000
11/15/2026
10,064,575
Colorado Educational and Cultural Facilities Authority Independent
School RB Fountain Valley School of Colorado Project Series
2026 (NR/BBB-)
5,000,000 4.250
06/01/2036
4,915,577
Colorado Health Facilities Authority Hospital RB, Series 2025A
(Aa2/AA)
4,025,000 5.000
(b)(c)
11/15/2060
4,340,934
Colorado Health Facilities Authority RB for AdventHealth
Obligated Group Series 2019B (NR/NR)
1,585,000 5.000
(a)(b)(c)
11/19/2026
1,599,209
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-1 (A3/A-)
1,715,000 5.000
08/01/2026
1,717,638
4,350,000 5.000
08/01/2027
4,451,327
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-2 (A3/A-)
2,675,000 5.000
08/01/2026
2,679,115
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019B-2 (A3/A-)
7,700,000 5.000
(b)(c)
08/01/2049
7,708,631
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
1,145,000 5.000
11/01/2026
1,152,476
125,000 5.000
11/01/2027
128,565
Colorado Health Facilities Authority RB for Intermountain
Healthcare Series 2022C (Aa1/AA+)
29,150,000 5.000
(b)(c)
05/15/2062
30,519,458
Colorado Health Facilities Authority RB Intermountain Healthcare
Inc 2022 E (Aa1/AA+/A-1+)
16,085,000 2.850
(b)(c)
05/15/2062
16,085,000
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
1,000,000 5.000
08/01/2030
1,055,806
Colorado Health Facilities Authority RB Series 2025A (NR/NR)
740,000 5.000
12/01/2026
745,119
800,000 5.000
12/01/2027
820,362
830,000 5.000
12/01/2028
864,606
545,000 5.000
12/01/2029
575,154
1,070,000 5.000
12/01/2030
1,143,825
1,120,000 5.000
12/01/2031
1,209,567
1,175,000 5.000
12/01/2032
1,279,947
1,000,000 5.000
12/01/2033
1,096,802
Colorado Health Facilities Authority Revenue Refunding and
Improvement Bonds Series 2026 (NR/NR)
245,000 5.000
01/01/2027
247,380
465,000 5.000
01/01/2028
478,942
490,000 5.000
01/01/2029
512,903
440,000 5.000
01/01/2030
467,419
465,000 5.000
01/01/2031
500,086
570,000 5.000
01/01/2032
618,489
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority Revenue Refunding and
Improvement Bonds Series 2026 (NR/NR) – (continued)
$ 1,070,000 5.000%
01/01/2033
$ 1,171,964
Colorado Health Facilities Authority Revenue Refunding Bonds
Series 2025A (NR/NR)
255,000 5.000
05/15/2027
258,407
335,000 5.000
05/15/2028
344,658
560,000 5.000
05/15/2029
583,724
390,000 5.000
05/15/2030
411,482
Colorado High Performance Transportation Enterprise C-470
Express Lanes Senior RB Series 2017 (NR/NR)
1,000,000 5.000
12/31/2047
1,000,009
1,000,000 5.000
12/31/2051
999,969
Colorado Housing and Finance Authority For the Benefit of
Creekside Lllp Multifamily Housing RB Creekside Flats
Project Series 2026 (Aa1/NR)
1,400,000 3.000
(b)(c)
05/01/2048
1,398,275
Colorado Housing and Finance Authority for The Benefit of
Fitz Affordable Owner LLC Multifamily Housing RB for
Fitzsimons Gateway Apartments Project Series 2024B
(Aa1/NR)
2,000,000 3.180
(b)(c)
09/01/2028
2,008,505
Colorado Housing and Finance Authority Multifamily Housing RB
Albion Apartments Project, Series 2025 (Aa1/NR)
1,000,000 3.375
(b)(c)
07/01/2044
1,006,349
Colorado Housing and Finance Authority Multifamily Housing RB
for The Reserves at Eagle Point Project Series 2024 (Aa1/NR)
1,330,000 3.500
(b)(c)
11/01/2043
1,330,712
Denver Colorado Health and Hospital Authority Healthcare RB
Refunding Series 2017 A (NR/BBB)
5,245,000 5.000
(d)
12/01/2026
5,278,254
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
2,000,000 5.000
12/01/2026
2,013,685
E-470 Public Highway Authority Colorado Revenue Refunding
Bonds Series 2004 A (NATL) (A1/AA-)
16,250,000 0.000
(g)
09/01/2027
15,758,527
E-470 Public Highway Authority RB Series 2004 A
(NATL) (A1/AA-)
4,040,000 0.000
(g)
09/01/2028
3,809,846
E-470 Public Highway Authority Senior RB Series 2026B
(A1/AA-)
(SOFR + 0.70%)
2,000,000 0.000
(c)(e)(f)(h)
09/01/2039
1,997,820
Eagle County Housing and Development Authority Multifamily
Housing RB Eagle Villas Project, Series 2025 (Aa1/NR)
2,600,000 3.550
(b)(c)
12/01/2045
2,609,925
Larimer County, Colorado Certificates ofParticipation, Tax-Exempt
Series 2025A (NR/AA+)
1,150,000 5.000
12/01/2032
1,295,858
Park Creek Metropolitan District Senior Limited Property Tax
Supported Revenue Refunding and Improvement Bonds Series
2025 (AGM) (NR/AA)
910,000 5.000
12/01/2031
1,003,658
750,000 5.000
12/01/2032
837,150
Regional Transportation District Private Activity Bonds for Denver
Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
450,000 5.000
07/15/2028
465,975

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Regional Transportation District Sales Tax RB for Fastracks Project
Series 2016A (Aa2/AAA)
$ 19,445,000 5.000%
11/01/2046
$ 19,503,617
Regional Transportation District Tax Exempt Private Activity
Bonds Series 2020 (Baa1/NR)
250,000 5.000
07/15/2026
250,137
500,000 5.000
01/15/2027
504,347
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Ba2/AA)
190,000 5.000
12/01/2026
191,365
150,000 5.000
12/01/2027
153,973
235,000 5.000
12/01/2028
245,193
175,000 5.000
12/01/2029
185,153
300,000 4.000
12/01/2030
306,711
300,000 4.000
12/01/2031
305,865
State of Colorado Higher Education Health Sciences Facilities
Certificates of Participation Series 2024A (Aa2/AA-)
590,000 5.000
11/01/2030
645,373
200,000 5.000
11/01/2031
222,023
Stc Metropolitan District No. 2 In The Town of Superior Boulder
County Colorado Limited Tax GO and Special Revenue
Refunding First Lien Bonds, Series 2025A-1 (AGM) (NR/AA)
1,040,000 5.000
12/01/2031
1,142,752
1,120,000 5.000
12/01/2032
1,227,248
Stc Metropolitan District No. 2 In The Town of Superior Boulder
County, Colorado Limited Tax GO and Special Revenue
Refunding First Lien Bonds, Series 2025A-1 (AGM) (NR/AA)
1,095,000 5.000
12/01/2026
1,104,233
875,000 5.000
12/01/2027
901,868
945,000 5.000
12/01/2028
993,631
745,000 5.000
12/01/2029
796,816
1,615,000 5.000
12/01/2030
1,753,282
The Canyons Metropolitan District No. 5 in The City of Castle
Pines Limited Tax GO and Special Revenue Refunding and
Improvement Bonds Series 2024A (BAM) (NR/AA)
250,000 5.000
12/01/2027
257,325
225,000 5.000
12/01/2028
236,040
200,000 5.000
12/01/2029
213,238
200,000 5.000
12/01/2030
216,349
200,000 5.000
12/01/2031
219,027
250,000 5.000
12/01/2032
276,678
Trails At Crowfoot Metropolitan District No. 3 In The Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
80,000 5.000
12/01/2026
80,658
110,000 5.000
12/01/2028
115,450
130,000 5.000
12/01/2029
138,692
150,000 5.000
12/01/2030
162,390
150,000 5.000
12/01/2031
164,349
Vauxmont Metropolitan District Limited Tax Convertible
to Unlimited Tax GO Refunding Bonds Series 2019
(AGM) (NR/AA)
125,000 5.000
12/15/2027
127,645
200,536,622
Connecticut - 1.6%
City of Hartford Connecticut Special Obligation Refunding Bonds
State Contract Assistance Series 2025 (Aa2/AA-)
2,250,000 5.000
07/15/2027
2,307,886
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
City of Hartford Connecticut Special Obligation Refunding Bonds
State Contract Assistance, Series 2025 (Aa2/AA-)
$ 500,000 5.000%
07/15/2029
$ 535,153
3,750,000 5.000
07/15/2032
4,215,597
City of New Haven GO Bonds Series 2023 (BAM) (Baa1/AA)
700,000 5.000
08/01/2026
701,180
650,000 5.000
08/01/2027
666,363
900,000 5.000
08/01/2028
942,686
City ofNew Haven, Connecticut GO Bonds, Issue of2025
(AGM) (A1/AA)
1,000,000 5.000
08/01/2031
1,096,969
1,350,000 5.000
08/01/2032
1,498,543
Connecticut Housing Finance Authority Housing Mortgage Finance
Program Bonds 2024 Series D (Aaa/AAA/A-1+)
3,770,000 3.850
(b)(c)
11/15/2064
3,772,389
Connecticut St Spl Tax Oblig Rev Trans infrastructure Purpose
Borads 2022A (Aa2/AA)
400,000 5.000
07/01/2027
410,542
Connecticut St Spl Tax Oblig Rev Trans infrastructure Purpose
Borads 2022A (NR/NR)
1,100,000 5.000
07/01/2027
1,126,721
Hartford County Metropolitan District GO Bonds Series 2016 C
(AGM) (Aa2/AA)
5,540,000 5.000
11/01/2026
5,583,680
Housing Authority of The City of Norwalk Multifamily Housing
RB Wall Street Place Series 2024 (Aa1/NR)
2,425,000 3.050
(b)(c)
09/01/2058
2,428,681
South Central Connecticut Regional Water Authority Water System
Revenue Refunding Bonds Fortieth Series (Aa3/AA-)
1,250,000 5.000
08/01/2027
1,284,175
700,000 5.000
08/01/2028
735,674
1,000,000 5.000
08/01/2029
1,070,303
State of Connecticut GO Bonds GO Bonds 2026 Series A
(Aa2/AA-)
5,000,000 5.000
09/15/2029
5,371,879
State of Connecticut GO Refunding Bonds 2026 Series B
(Aa2/AA-)
5,000,000 5.000
09/15/2029
5,371,879
State of Connecticut Health & Educational Facilities Authority RB
for Hartford Healthcare Series 2020B (NR/A)
5,205,000 5.000
(b)(c)
07/01/2053
5,250,733
State of Connecticut Health and Educational Facilities
Authority RB for University of Yale Series 2010A-3
(Aaa/AAA) (PUTABLE)
5,520,000 2.950
(b)(c)
07/01/2049
5,543,962
State of Connecticut Health and Educational Facilities Authority
RB for University of Yale Series U (Aaa/AAA)
3,695,000 5.000
07/01/2033
4,217,910
State of Connecticut Health and Educational Facilities
Authority RB Yale University Issue, Series 2025B-1
(Aaa/AAA) (PUTABLE)
22,000,000 5.000
(b)(c)
07/01/2064
23,922,353
State of Connecticut Special Tax Obligation Refunding Bonds
for Transportation Infrastructure Purposes 2022 Series B
(Aa2/AA)
2,150,000 5.000
07/01/2027
2,206,660

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
Town of East Lyme Connecticut GO Bond Anticipation Notes
(NR/NR)
$ 3,000,000 4.000%
08/06/2026
$ 3,002,817
83,264,735
Delaware - 0.1%
Delaware Health Facilities Authority RB for Beebee Medical
Center Project Series 2018 (NR/BBB-)
725,000 5.000
06/01/2027
735,391
Delaware State Economic Development Authority RB for First
State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
275,000 4.000
08/01/2029
274,935
The Delaware Economic Development Authority Gas Facilities
Refunding RB Delmarva Power & Light Company Project
2020, Series A (A2/A)
2,120,000 3.600
01/01/2031
2,192,896
3,203,222
District of Columbia - 2.1%
District of Columbia (Washington, D.C.) Income Tax Secured
Revenue and Refunding Bonds, Series 2025A (Tax-Exempt)
(Aa1/AAA)
1,000,000 5.000
06/01/2030
1,088,108
District of Columbia GO Refunding Bonds Series 2017 A
(Aa1/AA+)
5,000,000 5.000
06/01/2035
5,093,760
District of Columbia Housing Finance Agency Multi-
Family Development Program Bonds Series 2026 A-2
(FHA 542 (C)) (Aa2/NR) (PUTABLE)
6,250,000 3.125
(b)(c)
09/01/2047
6,220,410
District of Columbia Washington D.C. GO Bonds Series 2016D
(Aa1/AA+)
5,000,000 5.000
06/01/2041
5,028,154
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodal RB Daily Rate Period Subseries
2025C-2 (Aa2/AA+/A-1)
4,950,000 2.900
(b)(c)
10/01/2060
4,950,000
Metropolitan Washington Airports Authority Airport
System Revenue and Refunding Bonds, Series 2025-
A  (AMT) (Aa3/AA-)
5,150,000 5.000
10/01/2030
5,552,617
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2017A (Aa3/AA-)
5,505,000 5.000
10/01/2028
5,648,050
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2017A (AMT) (Aa3/AA-)
15,185,000 5.000
10/01/2029
15,564,578
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2021A (Aa3/AA-)
24,325,000 5.000
10/01/2026
24,459,150
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2022A (AMT) (Aa3/NR)
2,395,000 5.000
10/01/2027
2,460,018
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 A (A2/A)
2,125,000 5.000
10/01/2037
2,202,869
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Dulles toll Road RB
Third Senior Lien Convertible Capital Appreciation Bonds
Series 2009C (AGC) (A1/AA)
$ 28,430,000 6.500%
(a)
10/01/2026
$ 28,699,480
Washington Convention and Sports Authority Senior Lien
Dedicated Tax Revenue Refunding Bonds Series 2018A
(Aa3/A+)
3,535,000 5.000
10/01/2027
3,634,666
Washington Metropolitan Area Transit Authority Second Lien RB
for Sustainability Climate Transition Bonds Series 2023A
(NR/AA)
625,000 5.000
07/15/2026
625,487
111,227,347
Florida - 5.4%
Abbott Square Community Development District City of
Zephyrhills Florida Special Assessment Bonds Series 2025
(NR/BBB)
75,000 5.000
05/01/2027
75,698
80,000 5.000
05/01/2028
81,551
80,000 5.000
05/01/2029
82,163
85,000 5.000
05/01/2030
88,074
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AGM) (NR/AA)
1,195,000 2.375
05/01/2029
1,143,146
1,225,000 2.625
05/01/2030
1,163,052
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Oak Hammock At The University
of Florida Inc. Project Series 2025B-2 (NR/NR)
1,000,000 3.750
10/01/2030
1,000,605
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Oak Hammock At The University
of Florida Inc. Project Series 2025B-3 (NR/NR)
1,390,000 3.625
10/01/2030
1,390,901
Alta Lakes Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
345,000 3.750
05/01/2029
345,097
Arborwood Community Development District RB Capital
Improvement Refunding Subordinate Lien Series 2018 A-2
(NR/NR)
105,000 5.000
05/01/2036
106,603
Artisan Lakes East Community Development District Manatee
County Florida Capital Improvement RB, Series 2021-1
(NR/NR)
250,000 2.750
05/01/2031
237,129
Artisan Lakes East Community Development District Special
Assessment Bond Series 2021-2 (NR/NR)
270,000 2.750
(d)
05/01/2031
256,099
Aventura Isles Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 (NR/NR)
975,000 5.000
05/01/2034
1,042,964
Babcock Ranch Community Independent Special District Special
Assessment Series 2021 (NR/NR)
660,000 2.875
05/01/2031
627,102
Bay Laurel Center Community Development District Special
Assessment RB Refunding Series 2016 Candler (NR/BBB+)
700,000 3.750
05/01/2031
695,290

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Beach Road Golf Estates Community Development District Special
Assessment Series 2015 (NR/NR)
$ 2,500,000 4.700%
11/01/2029
$ 2,502,044
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB)
485,000 3.750
11/01/2031
477,712
Bellalago Educational Facilities Benefit District Capital
Improvement RB, Series 2014 (A2/NR)
1,070,000 4.250
05/01/2027
1,068,863
Bluewaters Community Development District Miami-Dade County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
185,000 5.000
05/01/2027
186,842
1,869,000 5.000
05/01/2035
2,005,331
Broward County, Florida Airport System RB Series 2017
(AMT) (A1/A+)
1,815,000 5.000
10/01/2032
1,852,307
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School,
Inc. Series 2020 A (Baa3/NR)
265,000 4.000
08/01/2030
265,401
Capital Trust Authority Health Care Facilities Revenue and
Revenue Refunding Bonds UF Health Projects Series 2025A
(A3/A)
4,250,000 5.000
12/01/2030
4,590,393
Celebration Community Development District Special Assessment
for Assessment Area One Project Series 2021 (NR/NR)
235,000 2.750
05/01/2031
225,304
Century Gardens Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 (NR/NR)
131,000 5.000
05/01/2027
132,538
1,126,000 5.000
05/01/2034
1,179,683
Century Park Square Community Development District Miami-
Dade County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
95,000 4.625
05/01/2030
96,409
City of Cape Coral Fl Water and Sewer Refunding RB Series 2017
(A1/A+)
6,140,000 5.000
10/01/2039
6,247,405
City of Cape Coral Florida City of Cape Coral Florida Utility
Improvement Assessment Bonds North 1 East Area Series
2026 (A2/AA)
500,000 3.000
(f)
03/01/2028
500,284
500,000 3.100
(f)
03/01/2029
500,553
450,000 3.250
(f)
03/01/2030
450,517
City of Deerfield Beach Florida Capital Improvement RB Series
2018 (NR/AA)
2,255,000 5.250
12/01/2041
2,348,543
City of Fort Lauderdale Special Assessment Bonds for Las Olas
Isles Underground Project Series 2022 (NR/NR)
220,000 5.000
(d)
07/01/2029
228,395
City of Ft. Lauderdale Special Assessment Bonds for Las Olas Isles
Undergrounding Project Series 2022 (NR/NR)
190,000 5.000
(d)
07/01/2026
190,000
200,000 5.000
(d)
07/01/2027
202,782
City of Jacksonville Florida Special RB Series 2025 (NR/AA)
2,500,000 5.000
10/01/2032
2,795,652
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
City of Palm Coast Florida Utility System Refunding and RB
Series 2026 (NR/AA-)
$ 2,000,000 5.000%
10/01/2032
$ 2,236,522
City of South Miami Health Facilities Authority Florida Hospital
Refunding RB Series 2017 Baptist Health South Florida
Obligated Group (Aa3/AA-)
1,500,000 5.000
08/15/2047
1,514,817
City of South Miami Health Facilities Authority Hospital RB
Refunding for Baptist Health South Florida Obligated Group
Series 2017 (Aa3/AA-)
3,000,000 5.000
08/15/2026
3,007,323
7,170,000 5.000
08/15/2027
7,353,254
City of South Miami Health Facilities Authority RB Series 2025 A
Baptist Health South Florida Obligated Group (Aa3/AA-)
5,000,000 5.000
08/15/2032
5,559,048
City of South Miami Health Facilities Authority RB Series 2025 B
Baptist Health South Florida Obligated Group (Aa3/AA-)
2,500,000 5.000
(b)(c)
08/15/2065
2,698,619
Copper Oaks Community Development District Special
Assessment Refunding and Improvement Bonds Series 2021
(NR/NR)
175,000 3.000
05/01/2031
168,571
Coral Keys Homes Community Development District Miami-
Dade County, Florida Special Assessment Bonds, Series 2020
(NR/NR)
135,000 3.125
05/01/2030
133,036
Country Greens Community Development District Lake County,
Florida Senior Special Assessment Revenue Refunding Bonds,
Series 2016A-1 (NR/A+)
345,000 3.875
05/01/2031
342,910
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
130,000 4.000
05/01/2028
130,816
250,000 4.000
05/01/2033
246,877
Cypress Shadows Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
37,000 4.000
11/01/2026
37,016
Duval County School Board Certificates of Participation Series
2022A (AGM) (NR/AA)
3,185,000 5.000
07/01/2026
3,185,000
5,105,000 5.000
07/01/2027
5,231,051
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
1,360,000 0.000
(h)
05/01/2029
1,377,164
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
280,000 2.000
11/01/2026
277,964
290,000 2.000
11/01/2027
282,940
295,000 2.000
11/01/2028
282,203
300,000 2.000
11/01/2029
281,089
305,000 2.125
11/01/2030
281,400
Florida Development Finance Corporation Educational Facilities
RB Saint andrew's School of Boca Raton Inc. Project Series
2024A (NR/BBB+)
150,000 5.000
06/01/2028
154,745
375,000 5.000
06/01/2029
391,558
295,000 5.000
06/01/2030
311,113
415,000 5.000
06/01/2031
440,810

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corporation Healthcare Facilities
RB Tampa General Hospital Project Series 2026B Term Mode
(NR/A-)
$ 3,765,000 5.000%
(b)(c)
08/01/2056
$ 4,067,070
Florida Development Finance Corporation Solid Waste Disposal
RB Waste Management, Inc. Project Series 2025A
(NR/A-/A-2)
2,650,000 3.400
(b)(c)
09/01/2050
2,668,477
Florida Housing Finance Corp. Multifamily Mortgage
RB for Brownsville Transit Village V 2024 Series B
(GNMA COLL) (NR/AA+) (PUTABLE)
780,000 3.350
(b)(c)
10/01/2027
780,983
Florida Housing Finance Corporation Multifamily Mortgage RB
2026 Series M (Aa1/NR)
1,500,000 3.100
(b)(c)
12/01/2044
1,503,143
Florida Housing Finance Corporation Multifamily Mortgage
RB,  Series 2025 F-2 (Aa1/NR)
1,375,000 3.650
(b)(c)
05/01/2028
1,381,955
Florida Housing Finance Corporation Multifamily Mortgage RB,
2025 Series L (Aa1/NR)
1,875,000 3.150
(b)(c)
12/01/2028
1,880,190
Florida Insurance Assistance Interlocal Agency Insurance
Assessment RB Series 2023A-1 (Aa2/A)
4,020,000 5.000
09/01/2027
4,036,874
Florida Municipal Power Agency All-Requirements Power Supply
Project RB Series 2025A (A2/NR)
2,850,000 5.000
10/01/2030
3,111,810
4,000,000 5.000
10/01/2031
4,428,561
Florida Municipal Power Agency All-Requirements Power Supply
Project Refunding RB Series 2016A (A2/NR)
2,285,000 5.000
10/01/2027
2,297,444
Flow Way Community Development District Collier County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
125,000 5.000
05/01/2027
126,285
745,000 5.000
05/01/2034
797,450
Flow Way Community Development District Collier County,
Florida Special Assessment Bonds, Series 2019 Phase 7 and
Phase 8 Projects Bank Qualified (NR/NR)
810,000 3.700
11/01/2029
811,279
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area One Series 2024-1 (NR/NR)
45,000 4.800
05/01/2031
45,699
Gateway Services Community Development District Special
Assessment Bonds Series 2023-1 (AGM) (NR/AA)
895,000 3.250
05/01/2028
900,303
Grand Bay at Doral Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2025A-1 (NR/NR)
195,000 5.000
05/01/2027
197,278
200,000 5.000
05/01/2028
205,259
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities RB Series 2024 (AMT) (Aa3/AA-)
2,670,000 5.000
10/01/2032
2,945,943
Harvest Ridge Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
200,000 4.375
05/01/2031
202,830
755,000 5.125
05/01/2044
785,168
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
$ 915,000 4.000%
05/01/2031
$ 915,060
Herons Glen Recreation District Special Assessment Refunding
Bonds Series 2020 (BAM) (NR/AA)
365,000 2.500
05/01/2030
350,663
375,000 2.500
05/01/2031
354,892
Higher Educational Facilities Financing Authority Fl Educational
Facilities Revenue Refunding Bonds Nova Southeastern
University Project Series 2016 (A3/A-)
1,310,000 5.000
04/01/2030
1,311,632
Higher Educational Facilities Financing Authority Florida
Educational Facilities Revenue and Revenue Refunding Bonds
Ringling College Project, Series 2017 (NR/BBB)
290,000 5.000
03/01/2031
291,414
Hillsborough County Aviation Authority Florida Tampa
International Airport RB 2024 Series B (AMT) (Aa3/NR)
1,845,000 5.000
10/01/2028
1,931,798
Housing Finance Authority of Broward County
Florida Multifamily Housing RB Series 2024
(HUD SECT 8) (Aa1/NR) (PUTABLE)
3,750,000 3.150
(b)(c)
03/01/2028
3,752,665
Housing Finance Authority of Hillsborough County Florida
Multifamily Housing RB Tampa 47Th Street Apartments,
Series 2025B (Aa1/NR) (PUTABLE)
4,380,000 3.350
(b)(c)
06/01/2029
4,405,496
Housing Finance Authority of Hillsborough County
Multifamily Housing Zion Village RB Series 2024
(HUD SECT 8) (Aa1/NR)
1,755,000 3.250
(b)(c)
09/01/2042
1,756,078
Housing Finance Authority of Lee County Florida Multifamily
Housing RB Amaryllis Park Place III, Series 2025 (Aa1/NR)
5,000,000 4.000
(b)(c)
11/01/2044
5,018,111
Housing Finance Authority of Lee County Florida Multifamily
Housing RB Ekos on Evans, Series 2025 (Aa1/NR)
1,850,000 3.500
(b)(c)
12/01/2042
1,858,718
Housing Finance Authority of Miami-Dade County Florida
Multifamily Housing RB Series 2025A (Aa1/NR)
3,150,000 3.250
(b)(c)
02/01/2044
3,168,617
Housing Finance Authority of Pinellas County, Florida Multifamily
Housing RB Series 2025 (NR/AA+) (PUTABLE)
4,610,000 3.400
(b)(c)
07/01/2028
4,633,794
Jacksonville Housing Finance Authority Multifamily Housing RB
Series 2025 (Aa1/NR)
1,000,000 3.400
(b)(c)
07/01/2058
1,002,468
Julington Creek Plantation Community Development District St.
Johns County, Florida Special Assessment RB, Series 2023
(AGM) (NR/AA)
3,580,000 5.000
05/01/2032
3,952,825
Keys Edge Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
345,000 4.375
05/01/2031
348,156
Kindred Community Development District II Special Assessment
Bonds Series 2021 (NR/NR)
100,000 2.700
05/01/2031
96,342
Lake Frances Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2018 (NR/BBB-)
492,000 4.000
05/01/2031
490,413

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lake Powell Residential Golf Community Development District
Bay County, Florida Special Assessment Revenue Refunding
Bonds, Series 2025 (NR/NR)
$ 227,000 5.000%
05/01/2027
$ 229,614
238,000 5.000
05/01/2028
244,173
1,081,000 5.000
05/01/2032
1,145,613
Lakes By The Bay South Community Development District Miami-
Dade County Florida Special Assessment Refunding Bonds
Series 2024 (NR/NR)
4,000,000 5.000
05/01/2034
4,306,745
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2020 A (NR/NR)
375,000 3.200
05/01/2030
368,564
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
60,000 2.000
05/01/2028
58,020
70,000 2.000
05/01/2029
66,356
1,835,000 2.500
05/01/2033
1,651,024
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
470,000 3.375
05/01/2030
459,912
Lee County Florida Airport RB Series 2026A-2
(Put Bonds ) (AMT) (A2/NR)
7,560,000 5.000
(b)(c)
10/01/2056
8,113,016
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024B-3 (NR/BBB+)
5,000,000 4.125
11/15/2029
5,008,478
Los Cayos Community Development District Special Assessment
Bonds, Series 2024 (2024 Project) (NR/NR)
240,000 4.400
06/15/2031
244,351
Marshall Creek Community Development District Special
Assessment Refunding Series 2015 A (NR/NR)
950,000 5.000
05/01/2032
949,978
Meadow Pointe IV Community Development District Pasco
County, Florida Capital Improvement Revenue Refunding
Bonds, Series 2015 (NR/BBB)
510,000 4.100
05/01/2030
509,044
Metropica Community Development District Broward County
Florida Special Assessment Bonds Series 2026 (NR/NR)
120,000 4.000
05/01/2031
119,946
Miami Dade County Aviation Revenue Refunding Bonds Series
2015A (NR/A+)
5,930,000 5.000
10/01/2038
5,943,012
Miami Dade County Educational Facility Authority RB for
University of Miami (AMBAC) (A2/A-)
10,995,000 5.250
04/01/2027
11,198,026
Miami Dade County Industrial Development Authority Educational
Facilities RB Mater Academy Projects Series 2026 (NR/BBB)
400,000 4.000
06/15/2031
404,114
Miami-Dade County Aviation Revenue Refunding Bonds Series
2024A (AMT) (NR/A+)
1,520,000 5.000
10/01/2027
1,559,562
1,110,000 5.000
10/01/2028
1,159,254
Miami-Dade County Expressway Authority Toll System  RB, Series
2010 A (A3/A)
1,355,000 5.000
07/01/2040
1,355,995
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Miami-Dade County Florida Public Facilities Revenue and
Revenue Refunding Bonds Jackson Health System Series 2025
(Aa2/NR)
$ 4,770,000 5.000%
06/01/2034
$ 5,375,552
Miami-Dade County Florida Subordinate Special Obligation Bonds
Series 2009 (Aa3/A+)
4,750,000 0.000
(g)
10/01/2031
4,021,398
Miami-Dade County General Obligation Bonds Building Better
Communities Program Series 2015-D (Aa2/AA)
3,710,000 5.000
07/01/2027
3,717,377
Mirabella Community Development District Hillsborough County
Florida Capital Improvement Revenue Refunding Bonds Series
2025 (NR/NR)
42,000 5.000
05/01/2027
42,491
44,000 5.000
05/01/2028
45,173
379,000 5.000
05/01/2035
406,915
Moody River Estates Community Development District Lee
County Florida Senior Special Assessment Refunding Bonds
Series 2017A-1 (NR/A-)
500,000 4.000
05/01/2031
500,697
Oak Creek Community Development District Special Assessment
Refunding Bonds Series 2015 A-1 (NR/A+)
1,150,000 4.450
05/01/2031
1,150,334
Ocala Preserve Community Development District Capital
Improvement RB Series 2021 (NR/NR)
310,000 2.875
11/01/2031
291,493
Orange County Health Facilities Authority RB Presbyterian
Retirement Communities Obligated Group Project Series 2024
(NR/NR)
700,000 5.000
08/01/2026
700,802
1,245,000 5.000
08/01/2027
1,268,027
1,295,000 5.000
08/01/2028
1,339,855
915,000 5.000
08/01/2029
959,306
955,000 5.000
08/01/2030
1,013,236
1,510,000 5.000
08/01/2031
1,618,159
1,585,000 5.000
08/01/2032
1,713,791
1,665,000 5.000
08/01/2033
1,812,725
1,745,000 5.000
08/01/2034
1,898,108
Orange County Health Facilities Authority Revenue Hospital
Bonds for AdventHealth Obligated Group Series 2021 C
(NR/AA) (PUTABLE)
15,575,000 5.000
(b)(c)
11/15/2052
15,705,299
Palm Beach County Health Facilities Authority RB
(Lifespace Communities, Inc.), Series 2018B (NR/NR)
2,170,000 5.000
05/15/2034
2,189,469
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Obligated Group Series 2021 C
(NR/NR)
715,000 4.000
05/15/2030
720,938
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2016 (NR/A)
3,275,000 3.750
05/01/2031
3,270,114
Pasco County Capital Improvement Cigarette Tax Allocation Bonds
Series 2023A (AGM) (A1/AA)
250,000 5.250
09/01/2026
250,969
300,000 5.250
09/01/2027
309,028
300,000 5.250
09/01/2028
315,209

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Pine Ridge Plantation Community Development District Capital
Improvement Revenue & Refunding Bonds Series 2021A-1
(AGM) (NR/AA)
$ 530,000 2.000%
05/01/2027
$ 521,834
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-2 (NR/NR)
500,000 3.300
05/01/2030
496,723
Quail Roost Community Development District Miami-Dade
County Florida Special Assessment Bonds Series 2025 Second
Expansion Area Project (NR/NR)
81,000 4.000
05/01/2030
81,339
Reunion East Community Development District Special
Assessment Refunding Bonds Series 2015 A (NR/NR)
6,780,000 5.000
05/01/2033
6,785,421
Reunion West Community Development District
400,000 3.000
05/01/2028
395,460
425,000 3.000
05/01/2029
415,687
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
390,000 3.000
05/01/2027
387,898
River Glen Community Development District Capital Improvement
Revenue & Refunding Bonds Series 2021 (NR/BBB+)
146,000 2.500
05/01/2027
144,260
148,000 2.500
05/01/2028
144,359
157,000 2.500
05/01/2030
147,423
River Hall Community Development District
1,000,000 3.000
05/01/2031
952,631
Sabal Palm Community Development District Broward County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
70,000 5.000
05/01/2027
70,720
Sandmine Road Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
325,000 3.125
(d)
05/01/2030
322,690
School Board of Miami-Dade County Florida Certificates of
Participation Series 2016B (A1/A+)
7,340,000 5.000
08/01/2027
7,353,000
Shingle Creek At Bronson Community Development District
475,000 3.100
06/15/2031
465,973
Silver Palms West Community Development District Miami-
Dade County Florida Special Assessment Bonds Series 2026
(NR/NR)
380,000 4.250
05/01/2036
381,052
South Fork East Community Development District Hillsborough
County Florida Capital Improvement Revenue Refunding
Bonds Series 2025 (NR/NR)
55,000 5.000
05/01/2027
55,670
58,000 5.000
05/01/2028
59,587
500,000 5.000
05/01/2035
541,890
South Village Community Development District Capital
Improvement and Special Assessment Refunding Senior Lien
Series 2016 A-1 (NR/A+)
765,000 3.500
05/01/2032
752,373
State of Florida Department of Transportation Full Faith and Credit
Right-of-Way Acquisition and Bridge Construction Refunding
Bonds Series 2016A (Aaa/AAA)
2,500,000 4.000
07/01/2031
2,502,654
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Three Project Series 2019
(NR/NR)
$ 285,000 3.750%
(d)
06/15/2029
$ 286,141
Summerville Community Development District Special Assessment
Refunding Series 2020 (NR/NR)
613,000 3.500
05/01/2031
599,383
Talis Park Community Development District Capital Improvement
RB Refunding Subordinate Series 2016 A-2 (NR/NR)
1,650,000 4.000
05/01/2033
1,639,975
Talis Park Community Development District Capital Improvement
Refunding RB Series 2024 (NR/NR)
115,000 5.000
(d)
05/01/2027
116,258
125,000 5.000
(d)
05/01/2028
128,108
130,000 5.000
(d)
05/01/2029
134,563
105,000 5.000
(d)
05/01/2030
109,590
785,000 5.000
(d)
05/01/2035
830,968
The Preserve At South Branch Community Development District
Pasco County, Florida Special Assessment RB, Series 2021
Phase 3 (NR/NR)
250,000 3.000
05/01/2031
245,798
The School Board of Miami-Dade County Florida Certificates of
Participation Series 2026A Fl (A1/NR)
5,000,000 5.000
02/01/2032
5,526,007
The School Board of Pinellas County Florida Certificates of
Participation The School Board of Pinellas County Florida
Master Lease Program Series 2021A (A3/NR)
400,000 5.000
07/01/2033
440,310
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2022A (AGM) (NR/AA)
1,605,000 3.000
05/01/2027
1,606,380
Touchstone Community Development District Senior Special
Assessment Bonds Series 2022A-1 (NR/BBB+)
115,000 4.500
05/01/2028
117,367
120,000 4.500
05/01/2029
123,403
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
540,000 2.700
05/01/2031
508,063
TSR Community Development District Special Assessment RB for
2016 Project Series 2016 (NR/NR)
480,000 4.000
11/01/2027
480,574
Two Lakes Community Development District Special Assessment
Bonds Series 2024 (Tax-Exempt) (NR/BBB)
565,000 5.000
05/01/2029
588,429
650,000 5.000
05/01/2031
690,803
USF Financing Corporation Capital Improvement Refunding RB
(Student Housing Project), Series 2025 (A1/A+)
500,000 5.000
07/01/2027
511,726
V-Dana Community Development District
500,000 3.125
05/01/2031
489,631
Venetian Parc Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 Assessment Area Two (NR/NR)
100,000 5.000
05/01/2027
101,069
1,075,000 5.000
05/01/2034
1,150,683
Verano #1 Community Development District Senior Special
Assessment Refunding for Community Infrastructure Project
Series 2017 A-1 (NR/BBB+)
2,080,000 4.000
(d)
05/01/2031
2,082,901

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Viera East Community Development District Special Assessment
Bonds Series 2020 (AGM) (NR/AA)
$ 1,715,000 2.600%
05/01/2034
$ 1,525,291
Villa Portofino West Community District Special Assessment
Refunding Series 2020 (NR/NR)
794,000 3.500
05/01/2030
779,070
Vizcaya In Kendall Community Development District Special
Assessment Bonds Series 2016 (NR/BBB)
1,000,000 3.750
11/01/2031
976,705
Volusia County Educational Facilities Authority Educational
Facilities Revenue Refunding Bonds Stetson University, Inc.
Project, Series 2025 (Baa1/BBB+)
350,000 5.000
06/01/2027
355,302
400,000 5.000
06/01/2028
412,201
500,000 5.000
06/01/2029
521,512
430,000 5.000
06/01/2030
453,326
Wildblue Community Development District Lee County Florida
Special Assessment Bonds Series 2026 (NR/NR)
625,000 4.450
05/01/2036
628,290
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,380,000 3.750
(d)
06/15/2030
1,365,167
285,356,321
Georgia - 2.7%
Atlanta Development Authority RB for New Downtown Atlanta
Stadium Project Senior Lien Series 2015 A-1 (Aa3/AA-)
3,450,000 5.250
07/01/2040
3,454,220
Bartow County Development Authority Pollution Control RB for
Georgia Power Company Plant Bowen Project Series 2009
(A3/A/A-2) (PUTABLE)
3,130,000 3.950
(b)(c)
12/01/2032
3,191,566
City of Atlanta Airport General RB Series 2025B-1
(AMT) (Aa3/AA)
3,500,000 5.000
07/01/2032
3,848,001
City of Atlanta GO Public Improvement Bonds Series 2022A-1
(Aa1/NR)
525,000 5.000
12/01/2027
542,923
City of Atlanta GO Public Improvement Bonds Series 2022A-2
(Aa1/NR)
2,375,000 5.000
12/01/2027
2,463,158
City of Atlanta Water and Wastewater Subordinate Lien Revenue
and Revenue Refunding Bonds Series 2026 Sustainability
Bonds (Aa3/AA-)
3,000,000 5.000
11/01/2029
3,229,309
Colquitt County School District GO Bonds Series 2023
(ST AID WITHHLDG) (Aa1/NR)
935,000 5.000
12/01/2026
944,184
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2013
(A3/A) (PUTABLE)
2,395,000 3.375
(b)(c)
11/01/2053
2,402,179
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project Second Series
2008 (A3/A/A-1) (PUTABLE)
2,020,000 3.375
(b)(c)
11/01/2048
2,026,055
Development Authority of Burke County Pollution Control RB
Georgia Power Company Plant Vogtle Project Fifth Series 1994
(A3/A) (PUTABLE)
1,950,000 3.700
(b)(c)
10/01/2032
1,980,470
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Development Authority of Cobb County Student Housing
Refunding and RB Ksu Housing Real Estate Foundations
Projects Junior Subordinate Series 2026C (Baa2/NR)
$ 100,000 5.000%
06/15/2027
$ 101,640
200,000 5.000
06/15/2028
206,420
250,000 5.000
06/15/2029
260,948
255,000 5.000
06/15/2030
269,052
Development Authority of Cobb County Student Housing
Refunding and RB Ksu Housing Real Estate Foundations
Projects Senior Series 2026A (A1/NR)
460,000 5.000
06/15/2027
469,903
685,000 5.000
06/15/2028
713,864
1,625,000 5.000
06/15/2030
1,749,325
Development Authority of Cobb County Student Housing
Refunding and RB Ksu Housing Real Estate Foundations
Projects Subordinate Series 2026B (A3/NR)
200,000 5.000
06/15/2027
203,925
670,000 5.000
06/15/2028
695,636
705,000 5.000
06/15/2030
752,686
Evelopment Authority of Burke County Georgia Pollution Control
RB Georgia Power Company Plant Vogtle Project Fourth Series
1995 (A3/A) (PUTABLE)
5,500,000 3.000
(b)(c)
10/01/2032
5,515,768
Housing Authority of Douglas County Multifamily Housing RB
Astoria at Crystal Lake Project Series 2024B (Aa1/NR)
1,000,000 5.000
(b)(c)
10/01/2028
1,025,356
Housing Authority of The City of Lawrenceville Multifamily
Housing RB Applewood Towers Project Series 2024B
(Aa1/NR)
1,615,000 5.000
(b)(c)
10/01/2028
1,656,552
Main Street Energy, Inc. Energy Project RB, Series 2025D
(A3/NR)
4,000,000 5.000
12/01/2033
4,228,808
Main Street Natural Gas Inc. Gas Supply RB Series 2019A
(A1/NR)
500,000 5.000
05/15/2027
508,155
1,975,000 5.000
05/15/2030
2,054,497
Main Street Natural Gas Inc. Gas Supply RB Series 2019C
(A3/NR)
5,230,000 4.000
(b)(c)
03/01/2050
5,237,194
Main Street Natural Gas Inc. Gas Supply RB Series 2021A
(Aa1/NR)
1,975,000 4.000
(b)(c)
07/01/2052
2,000,324
Main Street Natural Gas Inc. Gas Supply RB Series 2022B
(A3/NR)
1,740,000 5.000
06/01/2027
1,768,427
Main Street Natural Gas Inc. Gas Supply RB Series 2022C
(NR/BBB-)
3,665,000 4.000
(d)
11/01/2026
3,665,314
Main Street Natural Gas Inc. Gas Supply RB Series 2023A
(A3/NR)
7,000,000 5.000
(b)(c)
06/01/2053
7,364,935
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
13,040,000 5.000
(b)(c)
07/01/2053
13,760,353
Main Street Natural Gas Inc. Gas Supply RB Series 2025A
(Aa2/NR)
15,925,000 5.000
(b)(c)
06/01/2055
17,204,999

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Inc. Gas Supply RB Series 2025B
(A3/NR)
$ 1,500,000 5.000%
12/01/2029
$ 1,563,846
3,300,000 5.000
12/01/2030
3,465,621
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
4,000,000 5.000
(b)(c)
12/01/2053
4,269,290
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A
(A1/NR)
3,740,000 5.000
05/15/2028
3,861,214
Main Street Natural Gas, Inc., Gas Supply RB Series 2024A
(Aa1/NR)
2,805,000 5.000
(b)(c)
05/01/2054
2,998,413
Medical Center Hospital Authority Revenue Anticipation
Certificates for Piedmont Healthcare Project Series 2019A
(Aa3/AA-)
7,190,000 5.000
(b)(c)
07/01/2054
7,190,000
Monroe County Development Authority Pollution Control RB First
Series 2009 (A3/A/A-1) (PUTABLE)
2,275,000 1.000
(b)(c)
07/01/2049
2,267,876
Monroe County Georgia Development Authority Pollution Control
RBGeorgia Power Company Plant Scherer Project First Series
2008 (A3/A) (PUTABLE)
7,500,000 3.350
(b)(c)
11/01/2048
7,595,980
Municipal Electric Authority of Georgia Project One Subordinated
Bonds Series 2024A (A2/A-)
500,000 5.000
01/01/2031
545,062
Pike County School District Georgia GO Bonds Series 2025
(ST AID WITHHLDG) (Aa1/NR)
455,000 5.000
10/01/2030
497,353
Private Colleges and Universities Authority Emory University  RB,
Series 2025A (Aa2/AA)
4,000,000 5.000
09/01/2029
4,289,744
Richmond County Board of Education GO Sales Tax Bonds Series
2023 (ST AID WITHHLDG) (Aa1/AA+)
650,000 5.000
10/01/2027
670,764
Urban Residential Finance Authority ofThe City of Atlanta Georgia
Multifamily Housing RB City Lights South Series 2025
(HUD SECT 8) (Aa1/NR)
1,450,000 3.150
(b)(c)
12/01/2029
1,455,112
Windward Preserve Community Development District City of
Cocoa Florida Capital Improvement RB Series 2025 (Aa3/AA)
4,500,000 5.000
07/01/2031
4,892,580
141,059,001
Guam - 0.5%
A.B. Won Pat International Airport Authority Guam General RB
2024 Series A (AMT) (Baa2/NR)
120,000 5.000
10/01/2027
122,096
200,000 5.000
10/01/2028
205,959
500,000 5.000
10/01/2029
519,721
250,000 5.000
10/01/2030
262,044
250,000 5.000
10/01/2031
263,983
350,000 5.000
10/01/2032
371,846
A.B. Won Pat International Airport Authority Guam General RB
2024 Series B (NON-AMT) (Baa2/NR)
200,000 5.000
10/01/2030
211,569
200,000 5.000
10/01/2031
213,343
250,000 5.000
10/01/2032
267,898
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Government of Guam Business Privilege Tax Refunding Bonds
Series 2025G (Baa3/NR)
$ 2,900,000 5.000%
01/01/2029
$ 3,019,003
4,150,000 5.000
01/01/2030
4,375,073
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,300,000 5.000
10/01/2029
1,362,648
Guam Power Authority Revenue Refunding Bonds 2024 Series A
(Baa2/BBB)
500,000 5.000
10/01/2026
501,824
450,000 5.000
10/01/2027
459,523
500,000 5.000
10/01/2028
517,746
Guam Power Authority Revenue Refunding Bonds, 2022 Series A
(Baa2/BBB)
2,900,000 5.000
10/01/2032
3,124,389
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024A (Baa2/A-)
350,000 5.000
07/01/2026
350,000
350,000 5.000
07/01/2027
356,780
750,000 5.000
07/01/2028
777,850
700,000 5.000
07/01/2029
736,535
1,125,000 5.000
07/01/2030
1,198,388
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024B (Baa2/A-)
600,000 5.000
07/01/2026
600,000
500,000 5.000
07/01/2027
509,686
1,000,000 5.000
07/01/2028
1,037,133
985,000 5.000
07/01/2029
1,036,410
1,175,000 5.000
07/01/2030
1,251,650
Guam Waterworks Authority Water and Wastewater System RB
Series 2025A (Baa2/A-)
820,000 5.000
07/01/2031
883,695
930,000 5.000
07/01/2032
1,012,446
1,215,000 5.000
07/01/2033
1,332,684
Port Authority of Guam Port RB 2018 Series B Private Activity
(AMT) (Baa2/A)
410,000 5.000
07/01/2032
419,975
27,301,897
Hawaii - 0.2%
City and County of Honolulu GO Bonds for Honolulu Rail Transit
Project Series 2021E (Aa2/NR)
5,315,000 5.000
03/01/2027
5,404,880
City and County of Honolulu GO Bonds Series 2019B (Aa2/NR)
1,000,000 5.000
09/01/2041
1,033,054
City and County of Honolulu Wastewater System RB Junior Series
2025A (NR/AA+)
3,400,000 5.000
07/01/2032
3,827,015
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
75,000 5.000
05/15/2029
78,508
State of Hawaii Airports System RB, Series 2018A
(AMT) (Aa3/AA-)
2,300,000 5.000
07/01/2035
2,367,764
12,711,221
Idaho - 0.0%
Idaho Health Facilities Authority St. Luke'S Health System Project
RB Series 2025C (NR/A)
2,000,000 5.000
(b)(c)
03/01/2060
2,218,564
a a

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois - 7.5%
Berwyn Municipal Securitization Corp. RB Refunding Series 2019
(AG-CR) (NR/AA)
$ 8,200,000 5.000%
01/01/2035
$ 8,559,531
Board of Trustee of Northern Illinois University Auxiliary Facilities
System RB Series 2021 (BAM) (Ba1/AA)
250,000 5.000
10/01/2026
251,095
325,000 5.000
10/01/2028
338,981
Chicago GO Bonds 2019A (NR/NR)
550,000 5.000
01/01/2028
569,453
Chicago GO Bonds 2019A (NR/BBB)
3,210,000 5.000
01/01/2028
3,270,767
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2016 (NR/NR)
20,000,000 6.000
04/01/2046
20,238,870
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
660,000 0.000
(g)
12/01/2026
650,489
4,645,000 0.000
(g)
12/01/2027
4,425,714
710,000 0.000
(g)
12/01/2029
627,665
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
500,000 0.000
(g)
12/01/2027
476,396
200,000 0.000
(g)
12/01/2029
176,807
Chicago Illinois Board of Education GO Refunding Bonds
Capital Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
800,000 0.000
(g)
12/01/2031
651,819
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 A
(AGM) (NR/AA)
3,615,000 5.000
12/01/2026
3,643,360
800,000 5.000
12/01/2034
823,375
Chicago Park District GO LT Refunding Bonds Series 2023C
(NR/AA-)
2,780,000 5.000
01/01/2027
2,812,441
1,965,000 5.000
01/01/2028
2,037,032
City of Chicago Board of Education Capital Appreciation Bonds
for School Reform Series 1998B-1 (NATL) (Baa3/BB+)
685,000 0.000
(g)
12/01/2028
629,329
City of Chicago Board of Education GO Bonds Series 1999 A
(NATL) (Baa3/BB+)
1,760,000 5.500
12/01/2026
1,770,394
1,755,000 0.000
(g)
12/01/2030
1,491,124
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018A (AGM) (NR/AA)
1,500,000 5.000
12/01/2029
1,561,651
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (AGM) (NR/AA)
5,000,000 5.000
12/01/2027
5,134,481
9,035,000 5.000
12/01/2029
9,406,345
1,000,000 5.000
12/01/2030
1,039,433
City of Chicago Chicago O’Hare International Airport General
Airport Senior Lien RB, Series 2017D (AMT) (NR/A+)
2,500,000 5.000
01/01/2037
2,518,461
City of Chicago GO Bonds Project & Refunding Series 2017A
(NR/BBB)
2,000,000 5.625
01/01/2031
2,015,083
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago GO Bonds Refunding Series 2020A (NR/NR)
$ 1,680,000 5.000%
01/01/2028
$ 1,739,420
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB)
3,430,000 5.000
01/01/2027
3,450,936
3,565,000 5.000
01/01/2028
3,632,487
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB)
1,855,000 4.000
01/01/2028
1,863,288
City of Chicago GO Bonds Refunding Series 2024B (NR/BBB)
10,000,000 5.000
01/01/2031
10,380,640
205,000 5.000
01/01/2032
213,745
City of Chicago GO Bonds, Series 2025B (NR/BBB)
5,865,000 5.000
01/01/2032
6,115,183
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB)
1,000,000 5.000
01/01/2029
1,027,806
1,950,000 5.000
01/01/2030
2,017,209
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023B (NON-AMT) (BAM) (NR/AA)
2,345,000 5.000
01/01/2027
2,373,185
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
5,755,000 5.000
01/01/2027
5,815,558
City of Chicago Midway Airport Senior Lien Airport Refunding
RB Series 2023C (AMT) (NR/A)
1,000,000 5.000
01/01/2028
1,033,216
City of Chicago Multi-Family Housing RB The Ave Sw Project
Series 2025 (Aa1/NR)
4,600,000 3.200
(b)(c)
10/01/2028
4,617,486
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2024C (AMT) (NR/A+)
420,000 5.000
01/01/2034
465,618
City of Chicago O'Hare International Airport General Airport
Senior Lien Refunding RB Series 2024C (AMT) (NR/A+)
10,000,000 5.000
01/01/2028
10,339,632
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2017B (NR/A+)
1,000,000 5.000
01/01/2038
1,007,352
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024A (NR/A+)
600,000 5.000
01/01/2027
606,314
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024B (BAM) (NR/AA)
1,800,000 5.000
01/01/2030
1,926,928
City of Chicago Second Lien Water RB Refunding Series 2024A
(NR/A+)
2,650,000 5.000
11/01/2031
2,896,144
City of Chicago Second Lien Water Revenue Refunding Bonds
Series 2004 (NR/A+)
1,900,000 5.000
11/01/2026
1,912,915
City of Chicago Second Lien Water Revenue Refunding Bonds
Series 2017 (NR/A+)
6,075,000 5.000
11/01/2027
6,254,711
City of Chicago Special Assessment Improvement Bonds
Refunding Series 2022 (NR/NR)
305,000 2.690
(d)
12/01/2026
303,234
255,000 2.870
(d)
12/01/2027
251,793
City of Chicago Special Assessment Improvement Bonds
Refunding Series 2022 Lakeshore East Project (NR/NR)
270,000 3.040
(d)
12/01/2028
265,333

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Water RB Refunding Series 2026B (NR/A+)
$ 2,250,000 5.000%
(f)
11/01/2027
$ 2,311,907
3,500,000 5.000
(f)
11/01/2029
3,716,529
1,500,000 5.000
(f)
11/01/2030
1,616,524
City of Springfield Illinois Senior Lien Electric Revenue
Refunding Bonds Series of 2024 (BAM) (A3/AA)
4,900,000 5.000
03/01/2030
5,241,978
Community Consolidated School District Number 65 Cook County
Illinois Evanston/Skokie GO Limited Tax School Bonds Series
2025A (AGM) (Aa3/AA)
300,000 5.000
12/01/2030
325,319
850,000 5.000
12/01/2031
930,749
1,350,000 5.000
12/01/2032
1,488,553
Forest Preserve District of Will County Illinois GO Limited Tax
Bonds Series 2024 (Aa1/NR)
225,000 5.000
12/15/2031
248,270
225,000 5.000
12/15/2032
250,821
Illinois Development Finance Authority Variable Rate RB St.
Vincent De Paul Center Project Series 2000A (Aa3/AA)
1,820,000 2.850
(b)(c)
11/15/2039
1,803,446
Illinois Finance Authority Graduate and Professional Student Loan
Program RB Midwestern University Foundation Senior Series
2025A (NR/AAA)
475,000 5.000
07/01/2030
502,496
315,000 5.000
07/01/2031
335,864
300,000 5.000
07/01/2032
322,360
250,000 5.000
07/01/2033
270,320
Illinois Finance Authority Illinois Finance Authority RB Series
2025A-1 (NR/A+)
1,000,000 5.000
(b)(c)
08/15/2054
1,080,364
Illinois Finance Authority RB for University of Illinois Series 2020
(NR/BBB+)
500,000 5.000
10/01/2026
501,809
Illinois Finance Authority RB Refunding for American
Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
700,000 3.875
(b)(c)
05/01/2040
711,708
Illinois Finance Authority RB Series 2026 (NR/A+)
1,350,000 5.000
04/01/2031
1,466,845
Illinois Finance Authority RB The University of Chicago Series
2024B (Aa2/AA-)
2,400,000 5.000
04/01/2027
2,442,777
2,700,000 5.000
04/01/2028
2,813,919
Illinois Finance Authority RB, Series 2025B-1
3,665,000 4.100
05/01/2031
3,666,327
Illinois Finance Authority RB, Series 2025B-2
2,230,000 3.650
05/01/2031
2,230,495
Illinois Finance Authority Revenue Refunding Bonds Bradley
University Project Series 2024 (NR/BBB+)
500,000 5.000
08/01/2026
500,526
500,000 5.000
08/01/2027
507,774
805,000 5.000
08/01/2028
825,123
Illinois Finance Authority Revenue Refunding Bonds Noble
Network of Charter Schools Series 2025A (NR/BBB)
695,000 5.000
09/01/2026
696,630
490,000 5.000
09/01/2027
499,024
520,000 5.000
09/01/2028
536,470
815,000 5.000
09/01/2029
847,557
860,000 5.000
09/01/2030
901,090
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Refunding Bonds
Noble Network of Charter Schools Series 2025A
(NR/BBB) – (continued)
$ 910,000 5.000%
09/01/2031
$ 957,967
Illinois Finance Authority Revenue Refunding Bonds Series 2026
(NR/NR)
1,265,000 5.000
(f)
05/01/2027
1,282,074
1,050,000 5.000
(f)
11/01/2027
1,074,304
1,365,000 5.000
(f)
11/01/2028
1,420,061
1,400,000 5.000
(f)
05/01/2029
1,465,154
1,430,000 5.000
(f)
11/01/2029
1,508,154
1,470,000 5.000
(f)
05/01/2030
1,557,624
1,505,000 5.000
(f)
11/01/2030
1,605,967
1,040,000 5.000
(f)
05/01/2031
1,112,803
635,000 5.000
(f)
11/01/2031
682,989
Illinois Finance Authority Taxable RB for Theory and Computing
Sciences Building Trust Series 2023 (A2/NR)
12,575,000 6.693
07/01/2033
12,751,064
Illinois Finance Authority Tax-Exempt Surface Freight Transfer
Facilities RB Centerpoint Joliet Terminal Railroad Project
Series 2016 (NR/BBB+)
5,000,000 4.125
(b)(c)(d)
12/01/2043
5,004,454
Illinois Finance Authority Tax-Exempt Surface Freight Transfer
Facilities RB for Centerpoint Joliet Terminal Railroad Project
Series 2020 (NR/BBB+)
4,000,000 4.125
(b)(c)(d)
12/01/2050
4,003,563
Illinois Financial Authority Revenue Refunding Bonds, Series
2021B and D (Aa2/AA+/A-1+)
660,000 2.850
(b)(c)
07/15/2055
660,000
Illinois Housing Development Authority Multifamily Housing RB
Lakeside Tower Series 2025B (Aa1/NR)
1,535,000 3.150
(b)(c)
08/01/2029
1,540,207
Illinois Housing Development Authority Multifamily
Housing RB Series 2024 Walden Oaks Il
(HUD SECT 8 FHA 221(D)(4)) (Aa1/NR)
2,500,000 5.000
(b)(c)
10/01/2027
2,511,489
Illinois Municipal Electric Agency Power Supply System Revenue
Refunding Bonds Series 2025A (AGM) (A1/AA)
10,000,000 5.000
02/01/2032
11,084,607
Illinois State GO Bonds Series 2017 D (A2/A-)
34,465,000 5.000
11/01/2026
34,722,243
Illinois State GO Refunding Bonds Series 2018 B (A2/A-)
1,825,000 5.000
10/01/2031
1,903,791
J. Sterling Morton High School District Number 201 Cook
County Illinois GO Limited Tax School Bonds Series 2026
(AGM) (Aa3/AA)
225,000 5.000
06/01/2029
238,974
J. Sterling Morton High School District Number 201 Cook
County Illinois GOLimited Tax School Bonds Series 2026
(AGM) (Aa3/AA)
250,000 5.000
06/01/2027
255,256
250,000 5.000
06/01/2028
260,726
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion 2002 A (NATL) (Baa1/A)
3,520,000 0.000
(g)
12/15/2029
3,149,760
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion Proj * (NATL) (Baa1/A)
1,220,000 0.000
(g)
06/15/2028
1,149,220

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024A (NR/A)
$ 2,150,000 5.000%
06/15/2029
$ 2,204,336
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024B (NR/A)
4,435,000 4.000
12/15/2026
4,452,656
1,420,000 4.000
12/15/2027
1,438,755
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2022 B (NR/A)
3,000,000 5.000
12/15/2027
3,005,975
Metropolitan Pier and Exposition Authority Dedicated State Tax
RB Series 2002A (NATL) (Baa1/A)
25,120,000 0.000
(g)
12/15/2034
18,531,727
Northern Illinois University Board of Trustees Auxiliary Facilities
System RB Series 2021 (BAM) (Ba1/AA)
325,000 5.000
10/01/2030
348,115
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/A+)
5,235,000 5.000
01/01/2027
5,291,390
4,500,000 5.000
01/01/2033
4,977,251
South Sangamon Water Commission GO Refunding Bonds for
Alternative Revenue Source Series 2020 (AGM) (A3/AA)
125,000 4.000
01/01/2032
128,021
500,000 4.000
01/01/2033
509,678
State of Illinois Build Illinois Bonds Sales Tax RB Junior
Obligation Series of June 2026 (NR/A)
3,325,000 5.000
06/15/2028
3,479,408
State of Illinois Build Illinois Bonds Sales Tax RB Junior
Obligation Series of March 2025 Junior Obligation Series
A  2025 (NR/A)
3,100,000 5.000
06/15/2034
3,460,476
State of Illinois Build Illinois Bonds Sales Tax RB Junior
Obligation Tax-Exempt Series A of September 2016 (NR/A)
1,130,000 4.000
06/15/2030
1,130,835
State of Illinois General Obligation Bonds Series of May 2024B
(A2/A-)
3,000,000 5.000
05/01/2027
3,055,924
State of Illinois GO Bonds Series 2016 (A2/A-)
5,700,000 5.000
11/01/2028
5,739,595
State of Illinois GO Bonds Series 2017A (A2/A-)
3,455,000 5.000
12/01/2027
3,562,958
State of Illinois GO Bonds Series 2017C (A2/A-)
7,540,000 5.000
11/01/2029
7,766,036
State of Illinois GO Bonds Series 2017D (A2/A-)
5,560,000 5.000
11/01/2027
5,723,857
State of Illinois GO Bonds Series 2020 (A2/A-)
2,465,000 5.500
05/01/2030
2,601,674
State of Illinois GO Bonds Series of November 2019B (A2/A-)
10,000,000 5.000
11/01/2032
10,559,631
State of Illinois GO Refunding Bonds Series 2016 (A2/A-)
4,020,000 5.000
02/01/2028
4,076,788
2,100,000 5.000
02/01/2029
2,128,726
State of Illinois GO Refunding Bonds Series 2018A (A2/A-)
7,190,000 5.000
10/01/2028
7,534,926
State of Illinois GO Refunding Bonds Series 2018B (A2/A-)
6,000,000 5.000
10/01/2028
6,287,838
State ofIllinois GO Bonds, Series of May 2018A (A2/A-)
2,500,000 5.000
05/01/2038
2,560,158
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
The County of Cook Illinois Sales Tax RB Series 2017 (NR/AA-)
$ 1,380,000 5.000%
11/15/2037
$ 1,408,960
The Illinois State Toll Highway Authority Toll Highway Senior RB
2015 Series A (Aa3/AA-)
1,000,000 5.000
01/01/2037
1,001,340
the Illinois State Toll Highway Authority Toll Highway Senior RB
2017 Series A (Aa3/AA-)
1,535,000 5.000
01/01/2042
1,567,207
Windward Preserve Community Development District City
of Cocoa Florida Capital Improvement RB Series 2025
(NATL-IBC FGIC) (Baa3/BB+)
7,000,000 0.000
(g)
12/01/2030
5,947,502
397,607,997
Indiana - 0.9%
City of Whiting, Indiana Environmental Facilities RB
Bp Products North America Inc. Project Series 2015
(AMT) (A1/A-) (PUTABLE)
8,000,000 4.400
(b)(c)
11/01/2045
8,301,994
Fort Wayne Community Schools Allen County Indiana GO Bonds
Series 2026 (ST INTERCEPT) (NR/AA+)
540,000 5.000
07/15/2027
552,710
Indiana Finance Authority Citizens Energy Group Project First Lien
Water Utility Refunding RB Series 2026B (Aa3/AA+)
1,300,000 5.000
(f)
10/01/2027
1,336,267
2,375,000 5.000
(f)
10/01/2028
2,503,302
1,960,000 5.000
(f)
10/01/2029
2,106,426
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
300,000 5.000
03/01/2027
303,952
350,000 5.000
03/01/2028
360,896
385,000 5.000
03/01/2029
403,213
1,030,000 5.000
03/01/2030
1,093,782
610,000 5.000
03/01/2031
655,209
Indiana Finance Authority Health System RB Series 2025 Indiana
University Health Series 202D-1 (Aa2/AA)
2,950,000 5.000
(b)(c)
10/01/2064
3,135,583
Indiana Finance Authority Health System RB Series 2026A
(A1/A+)
2,000,000 5.000
11/01/2031
2,187,827
4,000,000 5.000
11/01/2032
4,419,024
Indiana Finance Authority RB Series 2025C-2 Tax-Exempt
Mandatory Paydown Securities Temps-50SM Greenwood
Village South Project (NR/NR)
1,000,000 3.750
05/15/2032
1,000,828
Indiana Finance Authority RB, Series 2025C-1 (NR/NR)
2,700,000 4.125
05/15/2032
2,702,247
Indiana Finance Authority Senior Living RB Indiana Masonic
Home Project, Series A  2025 (NR/NR)
1,500,000 4.300
05/01/2029
1,523,075
Indiana Finance Authority State Revolving Fund Program Bonds,
Series 2025C (NR/AAA)
245,000 5.000
02/01/2030
265,331
Indiana Municipal Power Agency Power Supply System Refunding
RB 2016 Series C (A1/A+)
1,485,000 5.000
01/01/2036
1,485,000
The Indianapolis Local Public Improvement Bond Bank Bonds
Series 2024E (NR/AA-)
2,600,000 5.000
02/01/2031
2,834,195
895,000 5.000
02/01/2032
987,265

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
The Indianapolis Local Public Improvement Bond Bank Bonds,
Series 2025B (AMT) (A1/NR)
$ 6,225,000 5.000%
01/01/2028
$ 6,419,709
Vanderburgh County Redevelopment District, Vanderburgh County,
Indiana Tax Increment Revenue Refunding Bonds Series 2026
(ST INTERCEPT) (NR/A)
250,000 5.000
02/01/2028
257,149
285,000 5.000
02/01/2029
297,495
300,000 5.000
02/01/2030
316,878
300,000 5.000
02/01/2031
320,637
45,769,994
Iowa - 0.3%
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes
Series 2024D (Aa2/NR)
1,900,000 4.500
06/01/2027
1,902,655
City of Winterset Iowa Sewer Revenue Loan Agreement
Anticipation Project Notes Series 2026 (NR/NR)
3,500,000 4.000
06/01/2029
3,539,540
Iowa Finance Authority Iowa Finance Authority Series 2021B
(NR/NR)
3,350,000 3.950
(b)(c)
05/15/2056
3,350,000
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aa1/AA+)
495,000 4.000
(a)(b)(c)
12/01/2032
530,874
1,260,000 5.000
(a)
12/01/2032
1,424,941
Iowa Finance Authority RB Lifespace Communities Inc Series
2026A (NR/NR)
570,000 4.000
05/15/2031
573,417
Iowa Higher Education Loan Authority Private College Facility RB
University of Dubuque Project Series 2025 (NR/BBB-)
1,765,000 5.000
10/01/2032
1,874,312
1,950,000 5.000
10/01/2034
2,082,020
15,277,759
Kansas - 0.3%
City of Burlington Environmental Improvement RB Refunding for
Energy Metro, Inc. Project Series 2023 (A2/A)
2,275,000 3.375
(b)(c)
03/01/2045
2,273,423
City of Wichita, Kansas Multifamily Housing RB Market Centre
Apartments Series Iv, 2025 (Aa1/NR)
4,250,000 3.150
(b)(c)
02/01/2030
4,265,360
Kansas Development Finance Authority RB Series 2026A
(Aa2/NR)
5,000,000 5.000
05/01/2031
5,509,972
4,545,000 5.000
05/01/2032
5,080,399
17,129,154
Kentucky - 1.4%
City of Pikeville Kentucky Educational Facilities Revenue Bond
Anticipation Notes University of Pikeville - College of Dental
Medicine Series 2026 (MIG3/NR)
1,550,000 3.800
(f)
08/01/2028
1,550,366
Commonwealth of Kentucky State Property and Buildings
Commission RB Project No. 135 Series A Revenue Refunding
Bonds Project No. 135 Series B (Aa3/NR)
12,830,000 5.000
(f)
03/01/2028
13,334,832
County of Boone Pollution Control Revenue Refunding Bonds
Series 2008A (NON-AMT) (Baa1/BBB+)
5,040,000 3.700
08/01/2027
5,068,426
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
County of Owen Water Facilities Refunding RB Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
$ 700,000 3.875%
(b)(c)
06/01/2040
$ 711,708
Kenton County Kentucky Airport Board Cincinnati Northern
Kentucky International Airport RB Series 2024 (A1/NR)
1,000,000 5.000
01/01/2029
1,049,600
Kenton County KY School District Financial
Coporation School Building RB 2016 B
(BAM-TCRS ST INTERCEPT) (Aa3/AA)
475,000 3.000
04/01/2030
473,812
Kentucky Asset/Liability Commission Project Notes 2024 Federal
Highway Trust Fund First Refunding Series A (NR/AA)
7,985,000 5.000
09/01/2026
8,013,874
Kentucky Economic Development Finance Authority Healthcare
Facilities Refunding RB Series 2022 (NR/NR)
3,570,000 4.500
10/01/2027
3,571,444
Kentucky Interlocal School Transportation Association Kista
Equipment Lease Certificates of Participation Series of 2024
(ST INTERCEPT) (Aa3/NR)
515,000 4.000
03/01/2027
518,958
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2001 A
(A1/A)
3,800,000 0.900
09/01/2026
3,780,369
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
700,000 5.000
10/01/2026
703,542
1,700,000 5.000
10/01/2027
1,747,633
Public Energy Authority of Kentucky Gas Supply RB Series 2019C
(A1/NR)
9,450,000 4.000
(b)(c)
02/01/2050
9,564,954
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series
B (Baa2/NR)
8,550,000 5.000
12/01/2033
8,798,278
Public Energy Authority of Kentucky Gas Supply Revenue
Refunding Bonds 2024 Series B (A1/NR)
800,000 5.000
08/01/2026
801,039
500,000 5.000
02/01/2027
505,023
1,150,000 5.000
08/01/2027
1,172,815
575,000 5.000
02/01/2028
589,881
Public Energy Authority of Kentucky Gas Supply Revenue
Refunding Bonds 2025 Series A (A1/NR)
7,000,000 5.250
(b)(c)
06/01/2055
7,416,594
Rural Water Financing Agency Kentucky Public Projects RB
Flexible Term Program Series 2025D (NR/AA-)
6,900,000 3.375
08/01/2027
6,902,044
76,275,192
Louisiana - 2.3%
City of New Orleans GO Refunding Bonds Series 2022
(Baa2/BBB+)
4,255,000 5.000
12/01/2026
4,287,548
2,530,000 5.000
12/01/2027
2,596,380
City of New Orleans Louisiana GO Refunding Bonds Series 2015
(Baa2/BBB+)
525,000 5.000
12/01/2026
525,762
City of New Orleans Louisiana GO Refunding Bonds Series 2016
(Baa2/BBB+)
285,000 5.000
12/01/2026
287,180
730,000 5.000
12/01/2027
735,694

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
City of New Orleans Louisiana GO Refunding Bonds Series 2022
(Baa2/BBB+)
$ 670,000 5.000%
12/01/2028
$ 697,633
City of New Orleans Louisiana Public Improvement Bonds Issue of
2021A (Baa2/BBB+)
1,280,000 5.000
12/01/2028
1,332,792
1,000,000 5.000
12/01/2029
1,052,384
City of New Orleans Louisiana Public Improvement Bonds Issue of
2026A (NR/BBB+)
260,000 5.000
12/01/2029
274,222
265,000 5.000
12/01/2030
281,503
350,000 5.000
12/01/2031
374,607
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
695,000 2.875
06/01/2031
648,929
Louisiana Housing Corporation Multifamily Housing RB
5,000,000 3.150
(b)(c)
04/01/2030
5,002,468
Louisiana Housing Corporation Multifamily Housing RB Arbours
At Acadiana ProjectSeries 2024 (FHA 221(D)(4)) (Aa1/NR)
2,228,000 5.000
(b)(c)
04/01/2028
2,261,471
Louisiana Housing Corporation Multifamily Housing RB
Arbours At Lafayette Phase II Project Series 2024
(FHA 221(D)(4)) (Aa1/NR)
1,200,000 5.000
(b)(c)
04/01/2028
1,217,759
Louisiana Local Government Environmental Facilities &
Community Development Authority Insurance Assessment RB
for Louisiana Insurance Guaranty Association Project Series
2022B (A1/NR)
3,300,000 5.000
08/15/2027
3,393,972
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue and Refunding
RB for Christwood Project Series 2024 (NR/NR)
900,000 4.250
(d)
11/15/2030
905,719
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Ragin' Cajun Facilities Student Housing & Parking
Project Series 2017 (AGM) (NR/AA)
1,230,000 5.000
10/01/2026
1,235,696
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB)
1,555,000 3.500
11/01/2032
1,526,543
Louisiana Offshore Terminal Authority Deepwater Port RB for
Loop LLC Project Series 2007A (A3/NR)
9,225,000 4.150
09/01/2027
9,326,271
Louisiana Offshore Terminal Authority Deepwater Port
RB for Loop LLC Project Series 2007-B-2A-2
(NON-AMT) (A3/BBB+) (PUTABLE)
2,500,000 4.200
(b)(c)
10/01/2037
2,503,899
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013A
(NON-AMT) (A3/NR) (PUTABLE)
3,775,000 4.200
(b)(c)
09/01/2033
3,831,405
Louisiana Public Facilities Authority Hospital RB Louisiana
Children Medicine Ctr 2023A (NR/A)
3,050,000 5.250
(b)(c)
12/01/2052
3,325,594
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority Hospital RB Louisiana
Children's Medical Center Project Series 2015A3 RMKT
(NR/A)
$ 6,250,000 5.000%
(b)(c)
06/01/2045
$ 6,465,723
Louisiana Public Facilities Authority Revenue and Refunding RB
Ochsner Clinic Foundation Project Series 2025B (A3/A)
10,000,000 5.000
05/15/2030
10,702,078
Parish of East Baton Rouge Capital Improvements District Movebr
Sales Tax RB Series 2024 (Aa2/AA+)
750,000 5.000
08/01/2030
817,618
840,000 5.000
08/01/2032
949,520
Parish of St. John the Baptist RB Refunding for Marathon Oil
Corp. Series 2017 A-1 (A2/A-) (PUTABLE)
5,755,000 4.050
(b)(c)
06/01/2037
5,755,000
Parish of St. John the Baptist Revenue Refunding Bonds for
Marathon Oil Project Series 2017 (A2/A-) (PUTABLE)
1,235,000 2.200
(b)(c)
06/01/2037
1,235,000
Parish of St. John The Baptist State of Louisiana Revenue
Refunding Bonds Marathon Oil Corporation Project Series
2017 Sub-Series 2017D (NON-AMT) (A2/A-) (PUTABLE)
50,000,000 3.000
(b)(c)(f)
06/01/2037
50,097,920
State of Louisiana Grant Anticipation RB Series 2023 (NR/AA)
900,000 5.000
09/01/2026
903,453
124,551,743
Maine - 0.3%
City of Portland General Airport RB Refunding Green Bonds
Series 2019 (A3/A)
800,000 3.000
01/01/2027
799,935
300,000 5.000
01/01/2028
310,234
225,000 5.000
01/01/2029
237,050
270,000 5.000
01/01/2030
289,337
370,000 5.000
01/01/2031
395,165
810,000 5.000
01/01/2032
864,971
890,000 5.000
01/01/2033
948,420
620,000 5.000
01/01/2034
659,207
Finance Authority of Maine RB Bowdoin College Issue Series
2025B (Aa1/NR)
10,000,000 5.000
(b)(c)
07/01/2065
11,028,860
Maine Governmental Facilities Authority Lease Rental RB Series
2025A (Aa2/AA-)
700,000 5.000
10/01/2026
703,860
16,237,039
Maryland - 1.2%
City of Baltimore Maryland Mayor and City Council of Baltimore
Subordinate Project RB Wastewater Projects 2014C
(A1/BBB+)
4,080,000 5.000
07/01/2044
4,080,823
Community Development Administration Multifamily
Development RB Sustainability Bonds for Villages at Marley
Station Series 2024 D-2 (Cash-Collateralized) (Aa1/NR)
1,625,000 3.300
01/01/2029
1,644,839
Maryland Department of Transportation Consolidated
Transportation Bonds Refunding Series 2016 (Aa1/AAA)
3,025,000 4.000
09/01/2027
3,081,301
Maryland Economic Development Corp. Private Activity RB for
Purple Line Light Rail Project Series 2022A (Baa3/NR)
2,625,000 5.000
11/12/2028
2,627,252

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB
Refunding for St. John's College Series 2020 (NR/A-)
$ 305,000 4.000%
10/01/2027
$ 308,015
Maryland Health and Higher Educational Facilities Authority RB
Maryland Institute College of Art Issue Series 2024 (NR/NR)
275,000 5.250
06/01/2027
278,437
665,000 5.250
06/01/2028
680,388
400,000 5.250
06/01/2029
412,665
920,000 5.250
06/01/2030
956,377
975,000 5.250
06/01/2031
1,017,924
Maryland Health and Higher Educational Facilities Authority RB
University of Maryland Medical System Issue Series 2025B
(A2/A)
6,750,000 5.000
(b)(c)
07/01/2045
7,258,278
Mayor and City Council ofBaltimore City of Baltimore, Maryland
Special Obligation Bonds City-Wide Affordable Housing
Program Series 2025 (NR/NR)
600,000 4.000
(d)
06/01/2035
595,571
Prince George'S County Maryland Consolidated Public
Improvement Bonds Series 2017A (Aa1/AAA)
5,000,000 3.000
09/15/2032
4,982,476
Prince George's County Maryland GO Consolidated Public
Improvement Bonds Series 2026A (Aa1/AAA)
8,360,000 5.000
08/01/2029
8,981,923
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2020A (Aa1/AAA)
5,000,000 5.000
03/15/2027
5,089,810
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2021A (Aa1/AAA)
17,825,000 5.000
08/01/2027
18,325,107
State of Maryland GO Bonds State and Local Facilities Loan of
2017 Second Series A (Tax-Exempt) (Aa1/AAA)
1,850,000 3.000
08/01/2032
1,844,484
62,165,670
Massachusetts - 2.0%
City of Quincy Massachusetts GO Bond Anticipation Notes
(NR/SP-1+)
12,000,000 5.000
07/24/2026
12,015,352
Massachusetts Development Finance Agency RB Assumption
University Issue Series 2026 (NR/BBB+)
760,000 5.000
(f)
03/01/2027
768,930
575,000 5.000
(f)
03/01/2028
592,305
700,000 5.000
(f)
03/01/2029
730,927
555,000 5.000
(f)
03/01/2030
586,296
Massachusetts Development Finance Agency RB Beth Israel Lahey
Health Issue Tax-Exempt Series N 2025 (AGM) (A1/AA)
4,500,000 5.000
07/01/2030
4,873,830
1,245,000 5.000
07/01/2031
1,366,796
1,150,000 5.000
07/01/2032
1,278,816
Massachusetts Development Finance Agency RB Brown University
Health Obligated Group Issue, Series 2025B (NR/BBB+)
12,250,000 5.000
(b)(c)
08/15/2055
13,120,268
Massachusetts Development Finance Agency RB for Wellforce
Issue, Serries 2020C (AGM) (NR/AA)
500,000 5.000
10/01/2028
525,960
Massachusetts Development Finance Agency RB Middlesex
Sustainable Energy Partners Series 2026A (NR/BBB-)
1,000,000 5.000
10/01/2029
1,053,735
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB Middlesex
Sustainable Energy Partners Series 2026B Federally Taxable
(NR/BBB-)
$ 3,575,000 6.750%
10/01/2030
$ 3,623,689
Massachusetts Development Finance Agency RB Refunding for
Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
425,000 5.000
10/01/2029
455,246
325,000 5.000
10/01/2030
354,173
450,000 5.000
10/01/2031
488,759
400,000 5.000
10/01/2032
433,248
50,000 5.000
10/01/2033
53,824
Massachusetts Development Finance Agency RB U Mass
Memorial Health Care Obligated Group Issue Series I
(2016) (NR/BBB+)
1,315,000 5.000
07/01/2036
1,315,896
Massachusetts Development Finance Agency RB Umass Memorial
Health Care Obligated Group Issue Series N-1 2025
(NR/BBB+)
300,000 5.000
07/01/2026
300,000
360,000 5.000
07/01/2027
367,146
500,000 5.000
07/01/2028
519,436
550,000 5.000
07/01/2029
580,145
650,000 5.000
07/01/2030
695,653
Massachusetts Development Finance Agency RB Wellforce Issue
Series C 2020 (AG) (NR/AA)
450,000 5.000
10/01/2034
481,307
Massachusetts Development Finance Agency RB, Boston Medical
Center Issue Series G (Baa3/BBB-)
2,200,000 5.000
07/01/2028
2,252,111
Massachusetts Development Finance Agency Refunding RB
Emerson College Issue Series 2025 (Baa2/BBB+)
505,000 5.000
01/01/2027
508,554
1,190,000 5.000
01/01/2029
1,242,879
1,500,000 5.000
01/01/2033
1,632,528
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds Lasell Village Inc. Issue Series
2025 (NR/NR)
3,485,000 5.000
07/01/2029
3,654,463
Massachusetts Development Finance Authority Variable
Rate Demand RB Williams College Issue Series N
(2011) (Aa1/AA+)
9,420,000 3.300
(b)(c)
07/01/2041
9,513,072
Massachusetts Port Authority RB Series 2017-A (AMT) (Aa2/AA)
3,570,000 5.000
07/01/2042
3,608,223
Massachusetts School Building Authority Senior Dedicated Sales
Tax Bonds 2016 Series B (Aa1/AA+)
16,915,000 5.000
(a)
11/16/2026
17,056,929
Massachusetts St. College Bulding Authority Project Rev Project
Ref RB Series 2003 B (AGC ST APPROP) (Aa2/AA)
2,225,000 5.500
05/01/2033
2,493,262
The Commonwealth of Massachusetts GO Refunding Bonds,
Series A 2025 (Aa1/AA+)
4,830,000 5.000
07/01/2029
5,182,343
the Commonwealth of Massachusetts Massachusetts GO Refunding
Bonds 2026 Series A (Aa1/AA+)
10,000,000 5.000
07/01/2031
11,102,687
104,828,788

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan - 1.6%
Birmingham Public Schools County of Oakland State of Michigan
2024 School Building and Site Bonds (NR/AA+)
$ 500,000 5.000%
05/01/2027
$ 510,091
City of Detroit County of Wayne State of Michigan Unlimited Tax
GO Bonds, Series 2018 (A3/BBB+)
1,100,000 5.000
04/01/2037
1,124,841
City of Detroit Downtown Development Authority Tax Increment
Revenue Refunding Bonds Series 2024 (NR/BBB+)
3,860,000 5.000
07/01/2048
4,020,051
City of Detroit GO Bonds Series 2020 (A3/BBB+)
660,000 5.500
04/01/2034
708,362
City of Detroit GO Bonds Series 2021 B (A3/BBB+)
1,220,000 2.960
04/01/2027
1,204,795
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
28,240,000 3.248
(e)
07/01/2032
28,187,349
Detroit Regional Convention Facility Authority Special Tax
Revenue Refunding Bonds Series 2024C (NR/A+)
500,000 5.000
10/01/2026
502,572
900,000 5.000
10/01/2027
925,588
600,000 5.000
10/01/2028
629,808
Garden City Public Schools County of Wayne State of Michigan
2026 Refunding Bonds Unlimited Tax GO (Q-SBLF) (NR/AA)
2,025,000 5.000
05/01/2027
2,061,989
1,000,000 5.000
05/01/2028
1,039,629
Great Lakes Water Authority Water Supply System Revenue
Refunding Second Lien Bonds, Series 2016D (A1/A+)
1,030,000 5.000
07/01/2036
1,030,000
Great Lakes Water Authority Water Supply System Revenue
Second Lien Bonds Series 2026D (A1/A+)
2,000,000 3.450
(b)(c)
07/01/2056
2,024,662
Howell Public Schools County of Livingston State of
Michigan 2025 School Building and Site Bonds, Series II
(Q-SBLF) (NR/AA)
235,000 5.000
05/01/2029
249,901
275,000 5.000
05/01/2030
297,532
Lansing Board of Water and Light City of Lansing Michigan Utility
System Revenue Refunding Bonds Series 2026A Mand atory
Put Bonds (Aa3/AA-)
1,550,000 5.000
(b)(c)
07/01/2051
1,703,902
Michigan Finance Authority Corewell Health Hospital Revenue and
Revenue Refunding Bonds, Subseries 2025B-1 (Aa3/AA)
3,000,000 5.000
(b)(c)
08/15/2055
3,289,919
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
50,000 4.000
02/01/2027
49,940
Michigan Finance Authority Hospital RB for Trinity Health
Corporation 2013Mi-3 (NR/NR) (PUTABLE)
7,045,000 3.750
(c)
12/01/2038
7,225,778
Michigan Finance Authority Hospital RB for Trinity Health Credit
Group Series 2022B (Aa3/AA-)
6,250,000 5.000
(b)(c)
12/01/2043
6,504,338
Michigan Finance Authority Hospital Revenue Refunding Bonds
Series 2015B (A1/NR)
1,215,000 5.000
05/15/2034
1,219,182
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Hospital Revenue Refunding Bonds
Series 2022B (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.75%)
$ 4,480,000 3.420%
(c)(e)
04/15/2047
$ 4,472,597
Michigan Finance Authority State Aid Notes Series 2025A-1
(NR/A-1+)
3,000,000 5.000
07/20/2026
3,003,230
Michigan Strategic Fund Limited Obligation RB DTE Electric
Company Exempt Facilities Project, Collateralized Series
2023DT (Aa3/A)
5,650,000 3.875
(b)(c)
06/01/2053
5,659,732
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,550,000 5.000
03/01/2030
2,611,640
Star International Academy Refunding Bonds Series 2020
(NR/BBB)
775,000 4.000
03/01/2027
774,281
Troy School District County of Oakland State of Michigan 2026
School Building and Site Refunding Bonds Unlimited Tax GO
(Q-SBLF) (NR/AA)
750,000 5.000
05/01/2030
813,158
Waterford School District County of Oakland State of
Michigan School Building and Site Bonds Series 2025
(Q-SBLF) (NR/AA)
700,000 5.000
05/01/2028
729,785
82,574,652
Minnesota - 1.0%
City of Buffalo Minnesota GO Temporary Tax Abatement Bonds,
Series 2025C (NR/SP-1+)
2,540,000 3.000
12/01/2028
2,539,941
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
5,730,000 2.000
12/01/2029
5,436,829
City of Minneapolis Health Care System RB for Allina Health
System Series 2023A (A1/A+)
2,500,000 5.000
(b)(c)
11/15/2052
2,614,014
City of Rochester Minnesota Health Care Facilities RB Mayo
Clinic Series 2025B (Aa2/AA)
6,500,000 5.000
(b)(c)
11/15/2055
7,133,923
City of St. Cloud Minnesota Health Care RB Series 2024 (A2/NR)
525,000 5.000
05/01/2031
575,009
550,000 5.000
05/01/2032
610,350
Duluth Economic Development Authority Health Care Facilities
RB Refunding for St. Luke's Hospital Series 2022 (NR/AA-)
325,000 5.000
06/15/2027
331,749
460,000 5.000
06/15/2028
480,457
400,000 5.000
06/15/2029
425,237
Housing and Redevelopment Authority in and for The City of
Woodbury Minnesota Multifamily Housing  RB, Series 2025
(Aa1/NR)
1,610,000 3.200
(b)(c)
02/01/2046
1,615,593
Housing and Redevelopment Authority of The City of Saint Paul
Minnesota Health Care Facilities Revenue Refunding Bonds
Healthpartners Obligated Group, Series 2025 (A2/A)
5,200,000 5.000
07/01/2028
5,418,804
Independent School District No. 709 Duluth St. Louis County,
Minnesota GO Capital Appreciation Facilities Maintenance
Bonds, Series 2025A (SD CRED PROG) (Aa1/NR)
600,000 0.000
(g)
02/01/2029
554,536
475,000 0.000
(g)
02/01/2030
424,107

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
Minnesota Higher Education Facilities Authority RB Green Bonds
Series 2024B Subseries 2024B-1 (A2/NR)
$ 3,000,000 5.000%
(b)(c)
10/01/2053
$ 3,038,915
Minnesota Municipal Gas Agency D/B/A Minnesota Community
Energy Gas Project RB Series 2026A (Baa1/NR)
625,000 5.000
09/01/2028
641,899
1,600,000 5.000
09/01/2029
1,655,679
3,320,000 5.000
09/01/2030
3,455,217
2,250,000 5.000
09/01/2031
2,342,917
Minnesota Rural Water Finance Authority Public Projects
Construction Notes Series 2026 (NR/NR)
4,175,000 2.875
01/01/2028
4,176,263
Minnesota Special School District Refunding Certificates
of Participation for Minnesota School District
Credit Enhancement Program Series 2022C
(SD CRED PROG) (Aa1/AAA)
9,385,000 5.000
02/01/2027
9,517,161
Western Minnesota Municipal Power Agency Power Supply
Revenue Refunding Bonds 2022 Series A (Aa2/NR)
640,000 5.000
01/01/2027
647,542
53,636,142
Mississippi - 0.2%
Mississippi Business Finance Corporation Gulf Opportunity Zone
Industrial Development Corportation Chervron U.S.A. Inc.
Project Series 2009 A (Aa2/AA-/A-1+)
5,730,000 3.000
(b)(c)
12/01/2030
5,730,000
Mississippi Development Bank Special Obligation Refunding
Bonds Series 2024A (Aa3/AA-)
1,000,000 5.000
01/01/2031
1,093,174
Warren County, Mississippi Gulf Opportunity Zone Revenue
Refunding Bonds International Paper Company Project Series
2018 (NON-AMT) (NR/BBB)
5,500,000 4.000
09/01/2032
5,671,190
12,494,364
Missouri - 0.6%
Board of Municipal Utilities of The City of Sikeston Missouri
Certificates of Participation Series 2026 (NR/BBB+)
820,000 5.000
09/01/2033
890,337
860,000 5.000
09/01/2034
937,869
905,000 5.000
09/01/2036
990,284
City of Branson Industrial Development Authority Tax Increment
Refunding RB for Branson Shoppes Redevelopment Project
Series 2017A (NR/NR)
2,050,000 4.000
11/01/2027
2,040,870
City of Kansas City, Missouri Special Obligation Refunding Bonds
Downtown Arena Project, Series 2025C (NR/AA-)
2,515,000 5.000
04/01/2031
2,752,256
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Coxhealth Series 2025A
(A2/NR)
2,500,000 5.000
11/15/2032
2,747,554
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB The Children's Mercy Hospital
Series 2016 (NR/AA)
1,465,000 5.000
05/15/2027
1,465,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
$ 760,000 5.000%
02/01/2027
$ 767,366
950,000 5.000
02/01/2028
975,470
590,000 5.000
02/01/2029
614,241
485,000 5.000
02/01/2030
508,853
Jackson County, Missouri Center School District Number
58 GO School Building and Refunding Bonds
2,500,000 4.000
03/01/2036
2,506,356
Kansas City Municipal Assistance Corp Revenue Leasehold Bonds
2004 B-1 (AMBAC) (A2/AA-)
5,300,000 0.000
(g)
04/15/2031
4,548,742
Missouri Health & Educational Facilities Authority RB Refunding
for J.B. Wright & Trenton Trust Obligated Group Series 2019
(NR/NR)
1,330,000 5.000
09/01/2033
1,337,053
Missouri Joint Municipal Electric Utility Commission D/B/A
Missouri Electric Commission Power Project Revenue
Refunding Bonds Plum Point Project Series 2024 (A3/NR)
1,530,000 5.000
01/01/2027
1,546,023
Phelps County Missouri Hospital RB Phelps Health Series 2025
(NR/BBB+)
430,000 5.000
12/01/2031
465,095
450,000 5.000
12/01/2032
490,517
Public Water Supply District No. 2 of St. Charles County Missouri
Refunding Certificates of Participation Series 2026A (NR/AA)
1,125,000 5.000
12/01/2028
1,186,620
1,500,000 5.000
12/01/2029
1,611,019
State Environmental Improvement and Energy Resources Authority
of The State of Missouri Environmental Improvement RB
Kansas City Power & Light Company Project, Series 2008
(Baa1/A-) (PUTABLE)
845,000 4.050
(b)(c)
05/01/2038
856,950
The Planned Industrial Expansion Authority of Kansas City
Multifamily Housing RB for The Depot on Old Santa Fe Series
2023 (Aa1/NR)
5,000,000 5.000
(b)(c)
07/01/2045
5,052,428
34,290,903
Montana - 0.2%
City of Forsyth Rosebud County Montana Pollution Control
Revenue Refunding Bonds Puget Sound Energy Project Series
2013A Non-AMT (NR/A-)
5,065,000 3.900
(b)
03/01/2031
5,065,460
City of Forsyth, Rosebud County, Montana Pollution Control
Revenue Refunding Bonds Northwestern Corporation Colstrip
Project Series 2023 (A3/NR)
2,825,000 3.875
07/01/2028
2,868,233
Montana Board of Housing Multifamily Housing RB Twin Creek 4
Apartments Project Series 2024 (Aa1/NR)
1,800,000 5.000
(b)(c)
09/01/2028
1,843,301
Montana Board of Housing Single Family Mortgage Bonds 2024
Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
340,000 3.000
12/01/2026
339,345
345,000 3.050
06/01/2027
345,591
335,000 3.100
12/01/2027
336,809
510,000 3.150
06/01/2028
511,935
355,000 3.200
12/01/2028
357,269
225,000 3.200
06/01/2029
226,375

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Montana – (continued)
Montana Board of Housing Single Family
Mortgage Bonds 2024 Series B
$ 230,000 3.200%
12/01/2029
$ 231,440
12,125,758
Nebraska - 0.5%
Central Plains Energy Project Gas Supply Revenue Refunding
Bonds, Series 2025A Sub-Series 2025A-1 (Aa1/NR)
3,250,000 5.000
(b)(c)
08/01/2055
3,474,172
Dodge County School District 0594 Logan View Public Schools
GO Bonds Series 2026 (AG) (NR/AA)
3,500,000 4.000
12/15/2035
3,583,275
Jefferson County School District 0300 Tri County Public Schools
GO Bonds Series 2026 (AGM) (NR/AA)
4,500,000 4.000
12/15/2035
4,586,274
Nebraska Investment Finance Authority Multifamily Housing RB
Mural Nebraska Series 2024A (Aa1/NR)
7,000,000 3.000
(b)(c)
04/01/2042
7,000,741
Sarpy County School District 0001 Bellevue Public Schools in The
State of Nebraska General Fund Promissory Notes Series 2026
(NR/NR)
1,175,000 2.750
09/01/2027
1,172,728
Sarpy County School District GO Bonds for Gretna Public Schools
Series 2022B (NR/A+)
6,875,000 5.000
12/15/2027
6,910,070
26,727,260
Nevada - 0.2%
City of Las Vegas Special Improvement District No. 812 for
Summerlin Village 24 Local Improvement Bonds Series 2015
(NR/NR)
1,160,000 5.000
12/01/2027
1,161,106
City ofSparks, Nevada Tourism Improvement District No. 1
Legends At Sparks Marina Senior Sales Tax Anticipation RB,
Series 2025 (NR/NR)
1,185,000 3.875
06/15/2028
1,192,358
Clark County Harry Reid International Airport Passenger Facility
Charge Refunding RB Series 2022B (Aa2/NR)
675,000 5.000
07/01/2026
675,000
870,000 5.000
07/01/2027
892,492
Clark County Jet Aviation Fuel Tax Refunding RB Series 2022A
(Aa3/NR)
1,000,000 5.000
07/01/2026
1,000,000
State of Nevada Nevada GO Limited Tax Capital Improvement
Bonds Series 2017A (Aa1/AA+)
4,200,000 3.000
05/01/2032
4,200,294
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016B (NON-AMT) (A3/A) (PUTABLE)
1,300,000 3.625
(b)(c)
03/01/2036
1,315,216
10,436,466
New Hampshire - 0.4%
City of Nashua New Hampshire GO Refunding Bonds (NR/AAA)
2,890,000 5.000
07/15/2028
3,037,961
National Finance Authority Pollution Control Refunding RB for
New York State Electric & Gas Corp. Project Series 2022A
(Baa1/A-)
1,300,000 4.000
12/01/2028
1,316,340
National Finance Authority Taxable Utility Refunding RB
Wheeling Power Company Project Series 2024A (NR/BBB+)
9,700,000 6.890
(d)
04/01/2034
10,263,967
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
$ 250,000 4.000%
01/01/2027
$ 250,519
New Hampshire Health and Education Facilities Authority RB
Dartmouth College Issue Series 2015A (Aa1/AAA)
4,025,000 3.300
(b)(c)
06/01/2040
4,033,932
New Hampshire Health and Education Facilities Authority RB,
Dartmouth Health Obligated Group Issue, Series 2025 (NR/A)
1,250,000 5.000
08/01/2031
1,361,471
20,264,190
New Jersey - 3.3%
Board ofEducation of The Borough of Hillsdale, New Jersey
School Bonds (SCH BD RES FD) (NR/AA)
1,320,000 2.000
08/15/2027
1,306,580
Board ofEducation ofT he Borough of Hillsdale, New Jersey
School Bonds (SCH BD RES FD) (NR/AA)
1,635,000 2.000
08/15/2028
1,601,646
Borough of South Plainfield In The County of Middlesex New
Jersey Bond Anticipation Notes Series 2025B Consisting of
General Improvement Bond Anticipation Note Pool Utility
Bond Anticipation Note and Sewer Utility Bond Anticipation
Note (NR/SP-1+)
2,750,000 4.000
08/07/2026
2,752,972
Burlington County Bridge Commission Lease Revenue Notes
Government Leasing Program Series 2025C (NR/NR)
1,830,000 4.000
07/31/2026
1,831,502
Casino Reinvestment Development Authority Casino Reinvestment
Development Authority Luxury Tax RB Series 2024A
(AGC) (A1/AA)
800,000 5.000
11/01/2028
839,182
Casino Reinvestment Development Authority Luxury Tax RB
Series 2024 B (AGC) (A1/AA)
700,000 5.000
11/01/2028
734,284
Higher Education Student Assistance Authority
850,000 5.000
12/01/2031
917,625
Higher Education Student Assistance Authority State of New
Jersey Student Loan Revenue Refunding Bonds Series 2026
Senior Student Loan Revenue Refunding Bonds Series 2026A
(AMT) (NR/AA)
600,000 5.000
12/01/2030
641,703
New Jersey Economic Development Authority Refunding
RB for School Facilities Construction Series 2005 N1
(AMBAC) (A1/A)
2,000,000 5.500
09/01/2026
2,009,181
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds 2016 Series BBB (A1/A)
2,850,000 5.500
(a)
12/15/2026
2,887,179
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS Forward
Delivery (A1/A)
2,480,000 5.000
06/15/2027
2,539,548
New Jersey Economic Development Authority Special Facility
Revenue Refunding Bonds for Port Newark Container
Terminal Project Series 2017 (Baa2/NR)
2,130,000 5.000
10/01/2026
2,137,910
1,710,000 5.000
10/01/2027
1,748,216

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Water Facilities
Refunding RB New Jersey- American Water Company, Inc.
Project Series 2020B Bonds (A1/A+) (PUTABLE)
$ 3,495,000 3.750%
(b)(c)
11/01/2034
$ 3,531,095
New Jersey Educational Facilities Authority Princeton University
RB, Series 2025A-1 (Aaa/AAA)
10,000,000 5.000
(b)(c)
07/01/2064
10,949,025
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Rwj Barnabas Health Obligated Group
Issue Series 2026A (A1/AA-)
5,000,000 5.000
07/01/2029
5,328,448
New Jersey Housing and Mortgage Finance
Agency Multifamily Conduit RB
2,225,000 3.100
(b)(c)
07/01/2029
2,229,681
New Jersey Housing and Mortgage Finance Agency Multifamily
Conduit RB 701 Newark Avenue Project, Series 2025-E
(Aa1/NR)
1,500,000 3.150
(b)(c)
12/01/2043
1,504,345
New Jersey TPK Authority RB 2027 A (A1/AA-)
5,000,000 5.000
(f)
01/01/2029
5,209,080
5,335,000 5.000
(f)
01/01/2030
5,655,118
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A1/A)
1,765,000 0.000
(g)
12/15/2026
1,741,695
4,155,000 0.000
(g)
12/15/2027
3,985,991
27,705,000 0.000
(g)
12/15/2028
25,781,375
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A1/A)
46,605,000 0.000
(g)
12/15/2027
44,709,286
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A3/A+)
1,200,000 5.000
06/15/2030
1,201,738
New Jersey Transportation Trust Fund Authority RB Series 2016
(A3/A+)
365,000 5.000
06/15/2030
365,529
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds, 2019 Series Aa (A1/A)
2,695,000 5.000
06/15/2038
2,798,537
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2010 Series A (A1/A)
9,865,000 0.000
(g)
12/15/2029
8,884,624
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
10,000,000 5.000
01/01/2027
10,119,693
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
515,000 4.250
07/01/2033
523,784
State of New Jersey COVID 19 Emergency GO Bonds Series 2020
A (Aa3/A+)
12,750,000 5.000
06/01/2027
13,044,594
Tobacco Settlement Financing Corp. Tobacco Settlement Bonds
Series 2018A (NR/A)
1,495,000 5.000
06/01/2027
1,525,033
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
Union County Utilities Authority Resource Recovery Facility Lease
Revenue Refunding Bonds for Covanta Union Series 2011A
(AMT) (CNTY GTD) (NR/AA+)
$ 4,250,000 5.250%
12/01/2031
$ 4,258,152
175,294,351
New Mexico - 0.3%
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series B
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,525,000 3.875
(b)(c)
06/01/2040
1,557,941
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series C
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,975,000 3.875
(b)(c)
06/01/2040
2,017,661
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series E
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,950,000 3.875
(b)(c)
06/01/2040
1,992,121
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
5,195,000 3.900
(b)(c)
06/01/2040
5,279,494
Farmington City PCRB Refunding for Public Service Co. of New
Mexico Series 2010 A (Baa2/BBB) (PUTABLE)
3,330,000 0.875
(b)(c)
06/01/2040
3,311,040
Hobbs Municipal School District No. 16 Lea County
New Mexico GO School Bonds Series 2025
(ST AID WITHHLDG) (Aa2/NR)
1,000,000 5.000
09/15/2030
1,088,243
Santa Fe Public School District Santa Fe County Education
Technology General Obligation Lease Purchase Notes Series
2024A (ST AID WITHHLDG) (NR/AA-)
1,075,000 5.000
08/01/2027
1,103,306
Santa Fe Public School District Santa Fe County General
Obligation School Building Bonds Series 2024
(ST AID WITHHLDG) (NR/AA-)
765,000 5.000
08/01/2026
766,366
735,000 5.000
08/01/2027
754,354
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
175,000 5.000
09/01/2027
179,139
18,049,665
New York - 9.5%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
285,000 5.000
04/01/2030
300,941
330,000 5.000
04/01/2031
351,668
425,000 5.000
04/01/2032
456,061
195,000 5.000
04/01/2033
210,295
220,000 5.000
04/01/2034
237,888
Buffalo and Erie County Industrial Land Development Corporation
Tax-Exempt RB Series 2025 (NR/BBB)
1,550,000 5.500
05/01/2035
1,658,638

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
$ 130,000 3.400%
07/01/2027
$ 129,784
Build NYC Resource Corporation RB Academic Leadership
Charter School Project Series 2021 (NR/BBB-)
100,000 4.000
06/15/2031
98,847
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
855,000 4.000
06/15/2033
844,768
Build NYC Resource Corporation RB The Young Men's and Young
Women'S Hebrew Association Project Series 2024 (NR/A-)
1,600,000 5.000
12/01/2027
1,650,236
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-) (PUTABLE)
5,285,000 4.250
(b)(c)
04/01/2042
5,369,081
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp
Capital Region Public Charter Schools Project Series 2024
(NR/BBB-)
345,000 4.000
06/01/2034
344,955
City of New York GO Bonds Fiscal 2021 Series A (Aa2/AA)
10,260,000 5.000
08/01/2026
10,279,080
City of Yonkers GO Serial Bonds Series 2022F (BAM) (A2/AA)
250,000 5.000
11/15/2026
252,113
200,000 5.000
11/15/2027
207,029
County of Monroe Industrial Development Agency Multifamily
Housing RB andrews Terrace Community Partners L.P. Project
Series 2023B-1 (HUD SECT 8) (Aa1/NR)
4,300,000 5.000
(b)(c)
07/01/2028
4,388,257
County of Monroe Industrial Development Agency School Facility
Revenue Refunding Bonds Rochester Schools Modernization
Project Series 2026 (ST AID WITHHLDG) (Aa2/AA)
2,000,000 5.000
05/01/2027
2,041,382
3,100,000 5.000
05/01/2028
3,241,620
2,500,000 5.000
05/01/2029
2,672,154
435,000 5.000
05/01/2030
473,171
County of Saratoga New York General Obligations Public
Improvement Serial Bonds 2018 (NR/AA+)
750,000 3.250
10/15/2031
742,839
Dormitory Authority of The State of New York Montefiore
Obligated Group RB, Series 2024 (Baa3/BBB-)
900,000 5.000
11/01/2026
904,907
875,000 5.000
11/01/2030
927,666
1,555,000 5.000
11/01/2031
1,663,265
1,250,000 5.000
11/01/2032
1,346,856
Dormitory Authority of The State of New York Mount Sinai
Obligated Group RB Series 2025 (Baa3/BBB)
740,000 5.000
07/01/2031
795,682
2,300,000 5.000
07/01/2032
2,489,480
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
300,000 5.250
05/01/2027
305,357
250,000 5.250
05/01/2028
259,401
350,000 5.250
05/01/2029
368,122
565,000 5.250
05/01/2030
603,478
400,000 5.250
05/01/2031
432,853
Dormitory Authority of The State of New York Pace University RB
Series 2024B (Baa3/BBB-)
1,435,000 5.000
05/01/2027
1,457,699
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dormitory Authority of The State of New York Pace University RB
Series 2024B (Baa3/BBB-) – (continued)
$ 1,375,000 5.000%
05/01/2028
$ 1,420,630
1,750,000 5.000
05/01/2029
1,829,840
1,750,000 5.000
05/01/2030
1,855,505
2,500,000 5.000
05/01/2031
2,678,840
Dormitory Authority of The State of New York School Districts
Revenue Bond Financing Program RB Series 2026A
(ST AID WITHHLDG) (Aa3/AA)
1,000,000 5.000
10/01/2027
1,031,018
5,000,000 5.000
10/01/2028
5,274,546
1,500,000 5.000
10/01/2029
1,607,380
Dormitory Authority of The State of New York State Sales Tax RB
Series 2017A (Aa1/AA+)
5,000,000 5.000
03/15/2039
5,064,829
Dormitory Authority of The State of New York White Plains
Hospital Obligated Group RB, Series 2024 (Baa3/BBB-)
750,000 5.000
10/01/2030
795,712
1,080,000 5.000
10/01/2031
1,156,541
1,125,000 5.000
10/01/2032
1,218,038
Dormitory Authority ofThe State of New York Orchard Park CCRC
Inc Obligated Group RB Series 2025B-1 (Temps-50) (NR/NR)
2,625,000 3.050
11/15/2030
2,624,991
Dormitory Authority ofThe State of New York Orchard Park CCRC
Inc Obligated Group RB Series 2025B-2 (Temps-70) (NR/NR)
1,200,000 3.320
11/15/2030
1,200,353
Empire State Development Corp. State Personal Income Tax RB
Series 2022A (Aa1/NR)
21,000,000 5.000
09/15/2028
22,192,029
Empire State Development New York New York State Urban
Development Corp. State Personal Income Tax RB General
Purpose Series 2017C (Aa1/AA+)
2,125,000 5.000
03/15/2035
2,177,567
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
275,000 5.000
12/01/2026
277,029
Geneseo Town New York Bond Anticipation Notes 2025 (NR/NR)
1,000,000 4.000
08/18/2026
1,000,706
Long Island Power Authority Electric System General RB Series
2016B (A2/A)
4,975,000 5.000
09/01/2041
4,986,551
Long Island Power Authority Electric System General RB Series
2024B (A2/A)
10,000,000 3.000
(b)(c)
09/01/2049
9,987,908
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A2/A)
4,250,000 4.000
11/15/2026
4,269,569
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2017D (A2/A)
1,075,000 5.000
11/15/2027
1,111,644
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A2/A)
3,000,000 5.000
11/15/2028
3,170,292
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2025A (A2/A)
8,050,000 5.000
11/15/2034
9,196,870

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority Transportation Revenue
Variable Rate Bonds for Transportation Revenue Variable Rate
Refunding Bonds Subseries 2002G-1H (A2/A)
(SOFR + 0.60%)
$ 3,495,000 3.025%
(e)
11/01/2026
$ 3,491,195
Metropoliton Transportation Authority Transportation Revenue
Variable Rate Refunding Bonds Subseries 2012G-3
(Aa1/AA+/A-1+)
2,035,000 2.900
(b)(c)
11/01/2031
2,035,000
Mount Morris Central School District Livingston
County New York Bond Anticipation Notes 2026
(ST AID WITHHLDG) (NR/NR)
4,750,000 4.000
06/23/2027
4,795,150
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)
300,000 0.000
(b)(c)(h)
01/01/2032
300,000
New York City Health and Hospitals Corp. Health System Bonds
2025 Series A (Aa3/A+)
2,600,000 5.000
02/15/2032
2,917,812
New York City Housing Development Corp. Multi-Family
Mortgage RB 8 Spruce Street Class D Series 2024 Tax-Exempt
Bonds (Baa1/NR)
1,250,000 4.000
12/15/2031
1,264,709
New York City Housing Development Corp. Multi-Family
Mortgage RB 8 Spruce Street Class E Series 2024 Tax-Exempt
Bonds (Baa3/NR)
1,000,000 4.375
12/15/2043
1,016,901
New York City Housing Development Corp. Series F-2-B
5,265,000 3.400
(b)(c)
11/01/2062
5,267,599
New York City Housing Development Corporation
Multi-Family Housing RB 2026 Series B
(NON-AMT) (FNMA COLL) (Aa2/AA+)
7,785,000 3.100
(b)(c)
11/01/2045
7,745,870
New York City Industrial Development Agency Pilot Refunding
Bonds Queens Baseball Stadium Project Series 2021A
(AGM) (A1/AA)
700,000 5.000
01/01/2027
707,366
New York City Industrial Development Agency RB for Yankee
Stadium LLC Series 2006 (FGIC) (Baa1/NR)
(MUNI-CPI + 0.89%)
2,850,000 4.700
03/01/2027
2,854,058
New York City Municipal Water Authority Water and Sewer System
Second General Resolution RB Adjustable Rate Fiscal 2017
Subseries Bb-2 (Aa1/AA+/A-1+)
3,120,000 3.000
(b)(c)
06/15/2049
3,120,000
New York City Municipal Water Finance Authority Water and
Sewer Second General Resolution RB Fiscal 2017 Series EE
(Aa1/AA+)
5,000,000 5.000
06/15/2037
5,097,159
New York City Transitional Finance Authority Building Aid RB
Fiscal 2026 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
4,040,000 5.000
07/15/2031
4,496,224
6,195,000 5.000
07/15/2032
6,995,419
New York City Transitional Finance Authority Building Aid RB
Fiscal 2026 Series S-2 (ST AID WITHHLDG) (Aa2/AA)
5,000,000 5.000
07/15/2030
5,473,246
3,000,000 5.000
07/15/2031
3,338,781
3,025,000 5.000
07/15/2032
3,415,842
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds ,E, Subseries E-1 Tax-Exempt (Aa1/AAA)
$ 1,240,000 5.000%
02/01/2040
$ 1,251,846
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 1999 Series A-1 (Aa1/AAA)
3,000,000 5.000
11/01/2028
3,169,440
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2017 Subseries A-1 Tax-Exempt
Bonds (Aa1/AAA)
4,985,000 5.000
05/01/2040
4,991,860
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series A Subseries A-1 Tax-
Exempt Bonds (Aa1/AAA)
2,435,000 5.000
11/01/2027
2,516,440
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2026 Series G Subseries G-1 Tax-
Exempt (Aa1/AAA)
2,500,000 5.000
11/01/2028
2,641,200
2,000,000 5.000
11/01/2029
2,145,125
New York City Transitional Finance Authority
Future Tax Secured Tax-Exempt Subordinate
5,880,000 2.900
(b)(c)
08/01/2042
5,880,000
New York City Transitional Finance Authority New York Future
Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2018,
Subseries C-3 (Aa1/AAA)
4,000,000 5.000
05/01/2040
4,115,189
New York Convention Center Development Corporation Senior
Lien Revenue Refunding Bonds Hotel Unit Fee Secured Series
2026A (A1/NR)
2,500,000 5.000
11/15/2027
2,585,322
2,500,000 5.000
11/15/2028
2,640,725
3,400,000 5.000
11/15/2029
3,654,613
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
1,805,000 5.150
(d)
11/15/2034
1,806,794
New York Port Authority Consolidated Bonds 197th Series
(Aa3/AA-)
4,000,000 5.000
11/15/2034
4,029,022
New York Port Authority Consolidated Bonds 207th Series
(Aa3/AA-)
6,035,000 5.000
09/15/2027
6,200,396
New York State Dormitory Authority  Secondarily
Industrial RB New York University Series  2001
(BHAC-CR AMBAC) (Aa1/AA+)
2,110,000 5.500
07/01/2031
2,266,410
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
1,130,000 5.000
07/01/2028
1,133,972
New York State Dormitory Authority Revenues Non State
Supported Debt Boards St Johns University  2021A (A3/A-)
245,000 4.000
07/01/2037
248,371
New York State Dormitory Authority Revenues Non State
Supported Debt Boards St Johns University  2021A (NR/NR)
15,000 4.000
(a)
07/01/2031
15,886
New York State Energy Research and Development Authority
Pollution Control RB New York State Electric & Gas
Corporation Project 2005 Series A (Baa1/A-)
3,745,000 3.450
(b)(c)(f)
05/15/2045
3,760,208

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Energy Research and Development Authority
Pollution Control RB Rochester Gas and Electric Corporation
Project 1997 Series A (Baa1/A-)
$ 1,500,000 3.800%
08/01/2032
$ 1,529,810
New York State Housing Finance Agency 2021 Series J-2
(SONYMA HUD SECT 8) (Aa2/NR)
2,025,000 1.100
(b)(c)
11/01/2061
1,983,611
New York State Housing Finance Agency
Affordable Housing RB 2022 Series F-2
(SONYMA FHA 542(C)) (SONYMA FHA 542
(c)
) (Aa2/NR)
5,540,000 3.850
(b)(c)
05/01/2062
5,543,228
New York State Housing Finance Agency Affordable Housing RB
2026 Series C-2 Sustainability Bonds (SONYMA) (Aa2/NR)
5,150,000 3.200
(b)(c)
05/01/2066
5,168,382
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 (Aa1/NR)
1,000,000 3.450
(b)(c)
06/15/2054
1,007,348
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 Sustainability Bonds (Aa1/NR)
2,170,000 3.350
(b)(c)
06/15/2054
2,176,829
New York State Thruway Authority Personal Income Tax RB Series
2021A-1 (NR/AA+)
40,000,000 5.000
03/15/2028
41,762,288
New York Transitional Finance Authority Future Tax Secured Tax-
Exempt Subordinate Bonds Adjustable Rate Bonds Fiscal 2026
Subseries F-3 (Aa1/AAA/A-1)
25,000,000 3.300
(b)(c)
02/01/2056
25,000,000
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2022 (Baa1/NR)
415,000 5.000
12/01/2026
417,821
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
7,000,000 5.000
01/01/2029
7,198,922
2,175,000 4.000
01/01/2036
2,175,125
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa2/NR)
8,540,000 5.000
01/01/2030
8,771,408
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
7,975,000 4.000
10/01/2030
8,150,022
2,345,000 5.000
10/01/2035
2,450,995
New York Transportation Development Corp. RB Refunding
for JFK International Air Terminal LLC Series 2020 C
(Baa1/BBB)
1,300,000 5.000
12/01/2027
1,340,597
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa1/NR)
6,240,000 5.000
07/01/2041
6,242,507
New York Transportation Development Corp. Special Facilities
RB for Laguardia Airport Terminal B Redevelopment Project
Series 2018 (Baa2/NR)
7,765,000 5.000
01/01/2028
8,000,605
New York Transportation Development Corp. Special Facilities RB
for Terminal 4 JFK International Airport Project Series 2020A
(Baa1/NR)
500,000 5.000
12/01/2027
512,594
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corporation Special
Facilities RB, Series 2018 (Baa2/NR)
$ 2,000,000 5.000%
01/01/2032
$ 2,047,638
North Syracuse Central School District Onondaga County
New York GOs Bond Anticipation Notes 2025 Series A
(ST AID WITHHLDG) (NR/NR)
12,500,000 4.000
07/31/2026
12,511,608
Onondaga Civic Development Corporation RB Syracuse University
Project Series 2025 (Aa3/AA-)
150,000 5.000
12/01/2032
169,495
Onondaga Civic Development Corporation RB Syracuse University
Project, Series 2025 (Aa3/AA-)
375,000 5.000
12/01/2028
397,113
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
1,080,000 5.000
07/01/2026
1,080,000
1,090,000 5.000
07/01/2027
1,082,885
Port Authority of New York Consolidated Bonds 227th Series
(Aa3/AA-)
10,000,000 3.000
10/01/2028
10,026,951
Power Authority of The State of New York Green Transmission
Project RB Series 2023A (AGM) (Aa3/AA)
500,000 5.000
11/15/2027
518,717
Schenectady County Capital Resource Corporation Tax-Exempt RB
Union College Project Series 2017 (A3/NR)
2,340,000 5.000
01/01/2040
2,350,467
State of New York Dormitory Authority RB for St. Joseph's College
Series 2020A (NR/NR)
1,025,000 5.000
07/01/2026
1,025,000
State of New York Dormitory Authority Wagner College RB Series
2022 (NR/NR)
675,000 5.000
07/01/2026
675,000
705,000 5.000
07/01/2027
702,590
740,000 5.000
07/01/2028
735,266
The City of Geneva Development Corporation RB Hobart and
William Smith Colleges Project Series 2026 (NR/A-)
500,000 5.000
02/01/2027
506,071
275,000 5.000
02/01/2028
284,404
275,000 5.000
02/01/2029
289,431
450,000 5.000
02/01/2031
486,915
800,000 5.000
02/01/2033
882,531
the City of Geneva Development Corporation RB Hobart and
William Smith Colleges Project)Series 2026 (NR/A-)
300,000 5.000
02/01/2030
320,646
The City of New York GO Bonds Fiscal 2014 Series I Subseries I-2
(Aa2/AA/A-1+)
6,020,000 2.900
(b)(c)
03/01/2040
6,020,000
The City of New York GO Bonds Fiscal 2025 Series F (Aa2/AA)
5,500,000 5.000
08/01/2034
6,248,718
The City of New York GO Bonds Fiscal 2026 Series A Tax-Exempt
Bonds Subseries A-1 (Aa2/AA)
5,000,000 5.000
08/01/2031
5,500,720
The City of New York GO Bonds Tax-Exempt Bonds Subseries F-1
(Aa2/AA)
1,000,000 5.000
08/01/2026
1,001,860
The Port Authority of New York and New Jersey Consolidated
Bonds, One Hundred Ninety-Seventh Series (Aa3/AA-)
9,775,000 5.000
11/15/2041
9,824,087

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Town of Riverhead New York GO Bond Anticipation Notes 2025
Series B (NR/NR)
$ 1,225,000 4.000%
08/14/2026
$ 1,226,537
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior
Lien Green Bonds Series 2022E (NR/AA+)
26,915,000 5.000
11/15/2027
27,677,464
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2024B
(NR/SP-1+)
5,000,000 5.000
03/15/2027
5,087,333
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(NR/SP-1+)
5,000,000 5.000
03/01/2028
5,210,398
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(A1/SP-1+)
15,000,000 5.000
02/01/2028
15,600,639
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Real Estate Transfer Tax RBSeries 2025A (A1/A+)
1,000,000 5.000
12/01/2033
1,145,965
1,000,000 5.000
12/01/2034
1,156,545
TSACS Inc Tobacco Settlement Bonds Tobacco Settlement Bonds
Fiscal 2017 Series A (NR/BBB)
1,000,000 5.000
06/01/2030
1,016,912
505,261,109
North Carolina - 0.8%
Greater Ashville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
750,000 5.000
07/01/2027
764,827
Nash Health Care Systems Health Care Facilities RB Series 2025
(NR/BBB+)
2,500,000 5.000
02/01/2032
2,725,215
North Carolina Housing Finance Agency Multifamily Housing RB
Series 2024 (Aa1/NR) (PUTABLE)
2,205,000 5.000
(b)(c)
04/01/2029
2,284,812
North Carolina Medical Care Commission Entrance Fee Principal
Redemption Retirement Facilities First Mortgage Revenue
Bondssm (Porters Neck Village) Series 2026B-3 (NR/NR)
3,750,000 3.350
01/01/2031
3,752,886
North Carolina Medical Care Commission Health Care Facilities
RB Duke University Health System, Series 2025B (Aa3/AA-)
3,250,000 5.000
(b)(c)
06/01/2055
3,474,998
North Carolina Medical Care Commission
Retirement Facilities First Mortgage RB
680,000 3.900
01/01/2029
680,413
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Carolina Meadows Series 2024 (NR/NR)
7,495,000 5.000
12/01/2034
8,259,950
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Deerfield Episcopal Retirement
Community Project Tax-Exempt Mandatory Paydown
Securities (Temps-50Sm) Series 2026B-4 (NR/NR)
14,250,000 3.200
11/01/2030
14,202,710
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Tax-Exempt Mandatory Paydown Securities
Series 2024B-1 (NR/NR)
350,000 4.250
10/01/2028
350,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Tax-Exempt Mandatory Paydown Securities
Series 2024B-2 (NR/NR)
$ 50,000 3.750%
10/01/2028
$ 50,000
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB The United Methodist Retirement
Homes Project Tax-Exempt Mandatory Paydown Securities
(Temps-50Sm) Series 2025B-3 (NR/NR)
2,000,000 3.400
10/01/2029
2,005,016
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB The United Methodist Retirement
Homes Project Tax-Exempt Mandatory Paydown Securities
(Temps-85Sm) Series 2025B-1 (NR/NR)
1,250,000 3.625
10/01/2030
1,253,164
1,165,000 3.750
10/01/2030
1,167,871
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Twin Lakes CommunityTax-Exempt
Mandatory Paydown SecuritiesTemps-85SM Series 2025B-1
(NR/NR)
815,000 4.050
01/01/2030
815,430
Sampson Area Development Corporation County ofSampson,
North Carolina Limited Obligation Refunding Bonds, Series
2025 (A1/A+)
465,000 5.000
12/01/2027
479,823
560,000 5.000
12/01/2028
590,956
The Charlotte-Mecklenburg Hospital Authority Atrium Health
Variable Rate Health Care RB Series 2021D (Aa2/AA)
1,000,000 5.000
(b)(c)
01/15/2049
1,095,521
43,953,592
North Dakota - 0.0%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (Baa3/NR)
2,000,000 5.000
12/01/2028
2,065,110
a a
Ohio - 1.6%
American Municipal Power RB for Prairie State Energy Campus
Project Refunding Series 2023A (A1/A)
2,750,000 5.000
02/15/2027
2,786,246
Columbus Regional Airport Authority John Glenn Columbus
International Airport Airport RB Series 2025A (AMT) (A2/A)
1,000,000 5.000
01/01/2030
1,061,331
1,525,000 5.000
01/01/2031
1,636,500
1,300,000 5.000
01/01/2032
1,409,982
1,300,000 5.000
01/01/2033
1,422,772
1,000,000 5.000
01/01/2034
1,102,341
Columbus-Franklin County Finance Authority Multifamily
Housing RB for Caravel Apartments Series 2024B (Aa1/NR)
1,200,000 3.030
(b)(c)
11/01/2028
1,202,202
Columbus-Franklin County Finance Authority Multifamily
Housing RB Westerville Crossing Apartments Series 2024B
(Aa1/NR)
2,000,000 5.000
(b)(c)
12/01/2028
2,057,049
County of Cuyahoga Convention Hotel Project Certificate of
Participation Series 2024 (A1/AA-)
2,390,000 5.000
12/01/2028
2,509,500
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
6,000,000 5.000
07/01/2031
6,120,857

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
County of Montgomery Ohio Health Care Facilities Revenue
Refunding and Improvement Bonds Series 2024 (Baa1/NR)
$ 400,000 5.000%
09/01/2026
$ 401,147
400,000 5.000
09/01/2027
409,215
325,000 5.000
09/01/2028
337,223
470,000 5.000
09/01/2029
494,815
375,000 5.000
09/01/2030
400,676
375,000 5.000
09/01/2031
404,602
Franklin County Finance Authority Multifamily Housing
RB for Dering Family Homes Project Series 2023
(HUD SECT 8) (Aa1/NR)
5,000,000 5.000
(b)(c)
07/01/2045
5,024,567
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB) (PUTABLE)
6,000,000 4.250
(b)(c)
11/01/2039
6,052,395
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(NON-AMT) (Baa2/BBB) (PUTABLE)
6,500,000 4.000
(b)(c)
09/01/2030
6,545,142
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
15,750,000 4.250
(b)(c)
11/01/2040
15,916,010
Ohio Air Quality Development Authority Revenue Refunding
Bonds American Electric Power Company Project Series
2005A Bonds (AMT) (Baa2/BBB)
1,000,000 3.750
01/01/2029
1,010,374
Ohio Air Quality Development Authority, State of Ohio Air Quality
Revenue Refunding Bonds Ohio Valley Electric Corporation
Project Series 2026A (Baa3/NR)
1,225,000 3.875
01/01/2036
1,230,228
Ohio Housing Finance Agency Multifamily Housing RB
(Community Pendleton Project), Series 2025 (Aa1/NR)
675,000 3.400
(b)(c)
07/01/2042
677,101
Ohio Housing Finance Agency Multifamily Housing RB at Main
Series 2025 (Aa1/NR)
1,500,000 3.700
(b)(c)
11/01/2047
1,510,590
Ohio Water Development Authority Drinking Water Assistance
Fund RB Series 2016 (Aaa/AAA)
4,080,000 4.000
12/01/2033
4,093,206
State of Ohio Higher Educational Facility RB for Xavier University
2024 Project (Baa3/NR)
285,000 5.000
05/01/2027
288,782
355,000 5.000
05/01/2028
365,130
315,000 5.000
05/01/2029
327,371
275,000 5.000
05/01/2030
288,636
285,000 5.000
05/01/2031
301,723
630,000 5.000
05/01/2032
671,647
State of Ohio Higher Educational Facility Revenue Refunding
Bonds Series 2021B (Aa3/AA-)
(SIFMA Municipal Swap Index Yield + 0.23%)
4,400,000 2.900
(c)(e)
12/01/2042
4,387,346
The Franklin County Convention Facilities Authority Tax and Lease
Revenue Anticipation Refunding Bonds Series 2024 (Aa2/AA)
9,815,000 5.000
12/01/2032
10,984,680
83,431,386
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma - 0.7%
Independent School District Number 12 Oklahoma County
Oklahoma Edmond School District GO Combined Purpose
Bonds Series 2026 (NR/AA)
$ 3,800,000 2.000%
03/01/2028
$ 3,757,852
Independent School District Number 69 Canadian County,
Oklahoma Mustang School District GO Building Bonds,
Series 2025A (NR/AA-)
645,000 4.000
06/01/2027
652,233
1,195,000 4.000
06/01/2028
1,224,322
Muskogee County Public Safety Authority Capital Improvement
RB Series 2025 (NR/A+)
1,150,000 4.000
12/01/2034
1,159,031
Muskogee County Public Safety Authority Capital Improvement
RB, Series 2025 (NR/A+)
520,000 4.000
12/01/2026
521,264
1,070,000 4.000
12/01/2027
1,081,282
500,000 4.000
12/01/2028
507,317
500,000 4.000
12/01/2029
509,018
575,000 4.000
12/01/2030
586,458
650,000 4.000
12/01/2031
659,841
715,000 4.000
12/01/2032
723,936
1,300,000 4.000
12/01/2033
1,314,998
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024A (NR/AA)
1,725,000 5.000
07/01/2026
1,725,000
1,775,000 5.000
07/01/2027
1,819,822
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024B (NR/AA)
340,000 5.000
07/01/2026
340,000
250,000 5.000
07/01/2027
256,313
Oklahoma City Public Property Authority Oklahoma City
Oklahoma Arena Sales Tax RB Series 2026 (Aa1/NR)
4,000,000 5.000
06/01/2029
4,276,137
Oklahoma County Finance Authority Educational Facilities Lease
RB Western Heights Public Schools Project, Series 2025
(NR/BBB-)
2,100,000 5.000
09/01/2030
2,191,848
650,000 5.000
09/01/2032
681,872
Oklahoma Housing Finance Agency Collateralized RB Astoria
Creek Project Series 2025 (Aa1/NR)
2,000,000 3.150
(b)(c)
07/01/2044
2,002,781
Oklahoma Housing Finance Agency Collateralized RB Crimson
Flats West, Series 2025 (Aa1/NR) (PUTABLE)
625,000 3.625
(b)(c)
05/01/2028
627,849
Oklahoma Housing Finance Agency Collateralized RB The
Villages at A New Leaf II Series 2025 (Aa1/NR) (PUTABLE)
1,225,000 3.400
(b)(c)
07/01/2028
1,231,322
Oklahoma Turnpike Authority Oklahoma Turnpike System
Refunding Second Senior RB Series 2025B (Aa3/AA-)
1,640,000 5.000
01/01/2032
1,814,091
Tulsa County Industrial Authority Educational Facilities Lease RB
Broken Arrow Public Schools Project Series 2025 (A1/NR)
1,375,000 5.000
09/01/2032
1,536,000
640,000 5.000
09/01/2033
720,728
1,055,000 5.000
09/01/2034
1,194,270
Tulsa County Industrial Authority Educational Facilities Lease RB
Owasso Public Schools Project Series 2025 (NR/A+)
500,000 5.000
09/01/2027
512,475
1,200,000 5.000
09/01/2028
1,258,941

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Wagoner County Development Authority Sales Tax RB, Series
2025 (NR/NR)
$ 680,000 8.250%
05/01/2029
$ 709,804
730,000 8.250
05/01/2030
760,225
36,357,030
Oregon - 0.6%
City of Portland, Oregon Second Lien Sewer System Revenue and
Refunding Bonds, 2025 Series A (Aa2/AA)
2,625,000 5.000
10/01/2030
2,878,530
2,595,000 5.000
10/01/2032
2,927,495
2,500,000 5.000
10/01/2034
2,879,382
City of Redmond Oregon Full Faith and Credit Bonds Series
2025A Airport Expansion Projects (AMT) (Aa2/NR)
450,000 5.000
06/01/2030
480,184
400,000 5.000
06/01/2031
431,985
Hospital Facility Authority ofThe City of Albany Oregon Senior
Living RB Mennonite Village Project Series 2026B-3 Tax-
Exempt Mandatory Paydown Securities (NR/NR)
2,000,000 3.200
11/15/2029
2,003,853
Jackson County School District No. 5 Ashland Jackson County
Oregon GO Bonds Series 2019 (SCH BD GTY) (Aa1/AA+)
1,035,000 5.000
06/15/2035
1,094,022
Lincoln County School District Lincoln and Lane Counties Oregon
GO Bonds Series 2025 (SCH BD GTY) (Aa1/NR)
1,000,000 5.000
06/15/2028
1,042,156
1,225,000 5.000
06/15/2029
1,307,391
800,000 5.000
06/15/2030
868,997
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series
A (NR/BBB)
125,000 5.000
10/01/2026
125,370
Oregon Housing and Community Services
Department Housing Development RB
5,000,000 3.125
(b)(c)
07/01/2044
5,015,991
Oregon Housing And Community Services Department Housing
Development RB Verde Pines Project 2025 Series O (Aa1/NR)
875,000 3.100
(b)(c)
12/01/2059
876,606
Port of Portland International Airport RB Series 27A (NR/AA-)
2,410,000 5.000
07/01/2028
2,514,277
Portland Oregon Water System RB Refunding First Lien Series
2016 A (Aa1/NR)
7,090,000 4.000
04/01/2029
7,092,137
31,538,376
Pennsylvania - 4.9%
Acts Retirement Life Communities, Inc. Obligated Group
Montgomery County Industrial Development Authority
Pennsylvania Retirement Communities RB Acts Retirement-
Life Communities, Inc. Obligated Group, Series 2016
(NR/NR)
1,110,000 5.000
11/15/2036
1,113,063
Adams County General Authority Entrance Fee Principal
Redemption Bonds for The Brethren Home Community
Project Series 2024B-1 (NR/NR)
2,295,000 3.900
06/01/2030
2,297,337
Adams County General Authority Entrance Fee Principal
Redemption Bonds for The Brethren Home Community
Project Series 2024B-2 (NR/NR)
1,500,000 3.600
06/01/2029
1,500,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Adams County General Authority Gettysburg College RB,
Series  2025 (Baa1/A)
$ 560,000 5.000%
08/15/2026
$ 561,193
485,000 5.000
08/15/2027
495,824
515,000 5.000
08/15/2028
535,849
650,000 5.000
08/15/2029
686,459
680,000 5.000
08/15/2030
727,503
Allegheny County Higher Education Building Authority for
Carnegie Mellon University for RB Series 2022A (NR/AA+)
(SOFR + 0.29%)
5,330,000 2.824
(c)(e)
02/01/2033
5,327,438
Allentown Neighborhood Improvement Zone Development
Authority RB Refunding Series 2022 (Baa3/NR)
700,000 5.000
05/01/2029
735,757
750,000 5.000
05/01/2030
798,523
750,000 5.000
05/01/2031
806,906
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022
(Baa3/NR)
600,000 5.000
05/01/2028
620,997
Cheltenham Township Industrial Development Authority Arcadia
University RB Series of 2024 (NR/BBB-)
5,680,000 5.000
04/01/2034
5,862,541
Chester County Health and Education Facilities Authority RB
Series 2025 (NR/NR)
470,000 5.000
06/01/2027
477,886
990,000 5.000
06/01/2028
1,024,003
1,045,000 5.000
06/01/2029
1,096,271
550,000 5.000
06/01/2030
584,261
1,160,000 5.000
06/01/2031
1,243,562
1,220,000 5.000
06/01/2032
1,315,556
City of Erie Higher Education Building Authority Commonwealth
of Pennsylvania RB Aicup Financing Program - Gannon
University Project Series 2025 XX1 (NR/BBB+)
250,000 5.000
05/01/2027
252,902
300,000 5.000
05/01/2029
308,606
300,000 5.000
05/01/2030
310,320
1,010,000 4.000
05/01/2033
992,074
375,000 5.000
05/01/2035
392,415
City of Philadelphia Airport Revenue Refunding Bonds Series
2021 (AMT) (A1/NR)
2,800,000 5.000
07/01/2027
2,861,202
Commonwealth of Pennsylvania GO Bonds First Series of 2021
(Aa2/A+)
4,190,000 3.000
05/15/2034
4,073,477
Cumberland County Municipal Authority RB Messiah Village
Project, Series A of2026 (NR/NR)
1,315,000 5.000
06/01/2029
1,372,432
1,450,000 5.000
06/01/2031
1,542,291
Cumberland County Municipal Authority RB Refunding for
Messiah College Series 2020 SS3 (NR/A-)
2,195,000 2.345
11/01/2026
2,178,181
Delaware River Port Authority Port District Project Refunding
Bonds Series 2022 (A3/A+)
1,000,000 5.000
01/01/2027
1,012,139
Delaware Valley Regional Finance Authority Local Government RB
2022 Series C (A1/A+)
(SOFR + 0.49%)
13,580,000 2.915
(c)(e)
03/01/2057
13,578,464

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Department of Water and Power of the City of Los Angeles RB
Series 2018 D (A3/A)
$ 310,000 3.250%
07/01/2032
$ 307,338
Geisinger Authority Health System Long Term Rate RB Series
2020B (NR/AA-)
16,740,000 5.000
(b)(c)
04/01/2043
16,784,632
Lancaster Municipal Authority Healthcare Facilities RB Series A of
2024 Garden Spot Village Project (NR/NR)
290,000 5.000
05/01/2027
294,035
215,000 5.000
05/01/2028
221,507
185,000 5.000
05/01/2029
193,120
195,000 5.000
05/01/2030
205,813
205,000 5.000
05/01/2031
218,290
Lehigh County General Purpose Authority Hospital Revenue RB,
Lehigh Valley Health Network 2016 A (AGM-CR) (A1/AA)
2,370,000 4.000
07/01/2033
2,370,569
Lehigh County General Purpose Authority RB Refunding for The
Good Shepherd Obligated Group Series 2021 A (NR/BBB)
570,000 4.000
11/01/2026
570,765
Lehigh County IDA Pollution Control Revenue Refunding
Bonds for PPL Electric Utilities Corp. Project Series 2016B
(NON-AMT) (A1/A+)
10,000,000 2.625
02/15/2027
9,987,458
Monroeville Finance Authority UPMC RB Series 2012 (A2/A)
2,390,000 5.000
02/15/2027
2,420,848
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series B (Baa1/BBB+)
5,795,000 4.100
06/01/2029
6,002,003
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
5,335,000 4.450
(b)(c)
10/01/2034
5,487,164
Mt. Lebanon Hospital Authority Allegheny County Pennsylvania
Hospital RB Series 2018 St. Clair Memorial Hospital Project
(NR/A+)
1,105,000 5.000
07/01/2036
1,138,012
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project Series 2021 (NR/NR)
3,100,000 4.000
07/01/2033
3,133,762
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2019A (NR/A-/A-2)
2,650,000 3.875
(b)(c)
08/01/2038
2,652,205
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2021A-2 (NR/A-/A-2)
10,000,000 4.600
(b)(c)
10/01/2046
10,014,155
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB Series 2009 (NR/A-/A-2) (PUTABLE)
14,680,000 0.950
(b)(c)
12/01/2033
14,543,844
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB Waste Management Inc. Project Series
2021A (NR/A-/A-2)
10,000,000 3.250
(b)(c)(f)
06/01/2041
10,027,020
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
7,700,000 1.100
(b)(c)
06/01/2031
7,645,569
Pennsylvania Economic Development Financing Authority
UPMC  RB, Series 2025A (A2/A)
8,000,000 5.000
(b)(c)
03/15/2060
8,480,417
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
$ 16,900,000 5.000%
(b)(c)
03/15/2060
$ 18,331,263
Pennsylvania Housing Finance Agency Special Limited
Obligation Multifamily Housing Development Bonds
(Fairhill Phase I), Series 2025 (HUD SECT 8) (Aa1/NR)
9,000,000 3.150
(b)(c)
01/01/2046
9,026,599
Pennsylvania Housing Finance Agency Special Limited
Obligation Multifamily Housing Development Bonds
(Fairhill Phase Ii), Series 2025 (HUD SECT 8) (Aa1/NR)
9,000,000 3.150
(b)(c)
01/01/2046
9,026,599
Pennsylvania Turnpike Commission Oil Franchise Tax
Subordinated RB Series B of 2018 (A2/NR)
1,000,000 5.000
12/01/2038
1,041,419
Pennsylvania Turnpike Commission Subordinate Revenue
Refunding Bonds First Series of 2024 (A2/A+)
2,000,000 5.000
06/01/2032
2,226,338
Pennsylvania Turnpike Commission Turnpike RB Series 2022 B
(Aa3/NR)
135,000 5.000
12/01/2026
136,357
185,000 5.000
12/01/2027
191,699
Philadelphia Authority For Industrial
Development City Service Agreement
1,000,000 5.000
12/01/2035
1,015,335
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
1,520,000 5.000
07/01/2028
1,539,622
Philadelphia Redevelopment Authority City Service Agreement
Revenue Refunding Bonds for City of Philadelphia
Neighborhood Transformation Initiative Series A of 2025
(A1/A+)
2,340,000 5.000
04/15/2031
2,556,883
School District of Philadelphia
(The) (ST AID WITHHLDG) (Aa3/NR)
19,000,000 5.000
09/01/2027
19,519,827
Scranton-Lackawanna Health and Welfare Authority The University
of Scranton Revenue Refunding Bonds Series 2025B (NR/A-)
325,000 5.000
11/01/2027
333,666
400,000 5.000
11/01/2028
417,663
425,000 5.000
11/01/2029
450,375
555,000 5.000
11/01/2030
596,238
775,000 5.000
11/01/2031
842,258
815,000 5.000
11/01/2032
894,538
625,000 5.000
11/01/2033
691,589
675,000 5.000
11/01/2034
751,543
Southeastern Pennsylvania Transportation Authority RB for Asset
Improvement Program Series 2022 (Aa3/NR)
500,000 5.000
06/01/2027
511,204
State Public School Building Authority
1,210,000 5.000
06/15/2028
1,261,455
State Public School Building Authority Commonwealth of
Pennsylvania College RB Community College of Philadelphia
Project Series of 2026 (A3/NR)
1,050,000 5.000
06/15/2027
1,073,306
State Public School Building Authority Commonwealth of
Pennsylvania College RB Delaware County Community
College Project Series of 2026 (BAM) (Baa1/AA)
685,000 5.000
10/01/2026
688,259

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
State Public School Building Authority Commonwealth
of Pennsylvania College RB Delaware County
Community College Project Series of 2026
(BAM) (Baa1/AA) – (continued)
$ 645,000 5.000%
10/01/2027
$ 662,109
410,000 5.000
10/01/2028
429,197
380,000 5.000
10/01/2029
403,898
455,000 5.000
10/01/2030
489,630
675,000 5.000
10/01/2031
734,652
700,000 5.000
10/01/2032
766,111
270,000 5.000
10/01/2033
298,242
265,000 5.000
10/01/2034
293,728
State Public School Building Authority School Lease Revenue
Refunding Bonds for Philadelphia School District Project
Series 2016A (AGM ST AID WITHHLDG) (Aa3/AA)
2,550,000 5.000
06/01/2031
2,574,349
The City of Philadelphia Pennsylvania Airport Revenue and
Refunding Bonds Series 2017B (AMT) (A1/A+)
1,000,000 5.000
07/01/2035
1,016,365
The City of Philadelphia Pennsylvania Airport Revenue and
Refunding Bonds Series 2025 Consisting of Airport Revenue
and Refunding Bonds Series 2025B (A1/NR)
1,000,000 5.000
07/01/2031
1,085,792
The City of Philadelphia, Pennsylvania Airport Revenue and
Refunding Bonds, Series 2017-B  (AMT) (AGM) (A1/AA)
16,145,000 5.000
07/01/2036
16,404,939
The School District of Philadelphia GO Bonds Series F of 2016
(ST AID WITHHLDG) (Aa3/NR)
1,570,000 5.000
09/01/2035
1,575,927
Westmoreland County IDA Health System Tax Exempt RB Series
2020A (Baa3/NR)
625,000 4.000
07/01/2026
625,000
259,867,932
Puerto Rico - 4.9%
Puerto Rico Commonwealth GO Bonds (NR/NR)
2,433,651 0.010
(b)(h)(i)
11/01/2043
1,749,187
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
501,051 5.625
07/01/2027
510,436
492,922 5.625
07/01/2029
521,734
478,771 5.750
07/01/2031
522,449
584,255 0.000
(g)
07/01/2033
428,092
454,000 4.000
07/01/2033
459,870
408,086 4.000
07/01/2035
411,650
350,245 4.000
07/01/2037
351,436
476,200 4.000
07/01/2041
463,610
495,242 4.000
07/01/2046
453,633
Puerto Rico Elecric Power Authority Power Revenue National Non
NN (NATL) (NR/NR)
455,000 4.750
07/01/2033
454,634
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
150,000 5.250
07/01/2032
151,781
145,000 5.250
07/01/2035
145,996
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD SOFR + 0.52%)
40,250,000 3.162
(e)
07/01/2029
39,678,345
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Financial Corp Commonwealth Appropriation Bonds
2001E (AGC-ICC AGM-CR) (A1/AA)
$ 2,030,000 6.000%
08/01/2026
$ 2,035,194
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructured Bond Cofina Series B-1 (NR/NR)
2,875,000 0.000
(g)
07/01/2031
2,454,113
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
38,271,000 0.000
(g)
07/01/2027
37,134,344
6,917,000 0.000
(g)
07/01/2029
6,305,047
32,667,000 0.000
(g)
07/01/2031
27,925,901
21,519,000 0.000
(g)
07/01/2033
17,076,607
4,705,000 0.000
(g)
07/01/2046
1,750,088
3,833,000 0.000
(g)
07/01/2051
1,041,337
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
7,050,000 4.329
07/01/2040
7,051,102
56,000 4.536
07/01/2053
53,326
747,000 4.784
07/01/2058
730,683
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
98,889,000 4.500
07/01/2034
98,899,819
1,345,000 4.750
07/01/2053
1,327,812
3,400,000 5.000
07/01/2058
3,394,483
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Restructured Bonds Series A-1 (NR/NR)
4,834,000 4.550
07/01/2040
4,849,504
State of Delaware GO Custodial Receipts Series 2017A (NR/NR)
1,030,000 0.000
(h)
03/15/2049
103,208
258,435,421
Rhode Island - 0.2%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AGC) (A1/AA)
610,000 5.000
09/15/2027
625,648
400,000 5.000
09/15/2028
417,853
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Brown University Health Obligated
Group Issue Series 2026B Fixed Rate Mode (NR/BBB+)
3,800,000 5.000
05/15/2031
4,099,990
Rhode Island Health and Educational Building Corporation Student
Housing RB Prg - RI Properties LLC, Senior Series 2025A
(AGM) (NR/AA)
75,000 5.000
07/01/2029
78,783
100,000 5.000
07/01/2030
106,447
200,000 5.000
07/01/2031
214,487
250,000 5.000
07/01/2032
269,767
State of Rhode Island GO Bonds Consolidated Capital
Development Loan Series 2022 A (Aa2/AA)
2,210,000 5.000
08/01/2026
2,214,264
8,027,239
South Carolina - 0.5%
Charleston Educational Excellence Financing Corporation
Installment Purchase Revenue Refunding Bonds Charleston
County School District South Carolina Project Series 2024
(Aa3/AA)
500,000 5.000
12/01/2031
557,532

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
Housing Authority of The City of Greenville Multifamily Housing
RB for Cherokee Landing Apartments Project Series 2023
(Aa1/NR)
$ 900,000 5.000%
(b)(c)
07/01/2027
$ 900,000
Piedmont Municipal Power SC Electric RB, 2004 A-2 CABS
(AMBAC) (A3/A-)
10,650,000 0.000
(g)
01/01/2027
10,483,608
South Carolina Jobs-Economic Development Authority Hospital
Facilities  RB, Series 2025B (A1/A+)
1,500,000 5.000
(b)(c)
11/01/2049
1,654,079
South Carolina Jobs-Economic Development
Authority Hospital Facilities  RB, Series 2025B
(Bon Secours Mercy Health, Inc.) Long Term Mode Hospital
Facilities  RB, Series 2025B-1 (A1/A+)
5,000,000 5.000
(b)(c)
11/01/2055
5,389,939
South Carolina State Housing Finance And Development Authority
Multifamily Housing RB Oak Grove Apartments Series 2025
(Aa1/NR)
500,000 3.150
(b)(c)
11/01/2043
501,617
South Carolina Transportation Infrastructure Bank (Aa2/NR)
1,140,000 5.000
10/01/2039
1,164,226
South Carolina Transportation Infrastructure Bank South Carolina
Revenue Refunding Bonds Series 2017A (Aa2/NR)
7,130,000 5.000
10/01/2038
7,287,607
27,938,608
South Dakota - 0.0%
South Dakota Health and Educational Facilities Authority RB
Series 2025C Sanford Consisting of Series 2025C-2 (NR/A+)
1,500,000 5.000
(b)(c)
11/01/2051
1,634,600
a a
Tennessee - 0.6%
City of Memphis Sanitary Sewage System Revenue Refunding
Bonds Series 2018 (Aa3/A+)
2,245,000 4.000
10/01/2035
2,247,040
Knoxville’s Community Development Corporation Multifamily
Housing RB The Peter Apartments Series 2025 (Aa1/NR)
6,000,000 3.150
(b)(c)
05/01/2046
6,017,742
Knoxville's Community Development Corporation Collateralized
Multifamily Housing Bonds Scenic View at Hardin Valley
Project Series 2024 (HUD SECT 8) (NR/AA+) (PUTABLE)
1,000,000 3.500
(b)(c)
12/01/2029
1,007,311
Knoxville's Community Development Corporation
Multifamily Housing RB 525 Flats Series 2024
(GNMA COLL HUD SECT 8) (Aa1/NR)
750,000 2.700
(b)(c)
12/01/2064
741,888
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2022B (A1/NR)
1,050,000 5.000
07/01/2028
1,092,933
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2026B (NR/AA-)
1,375,000 5.000
07/01/2029
1,454,410
Oak Ridge Housing Authority Multifamily Housing RB
(Oak Ridge Redevelopment), Series 2025 (Aa1/NR)
1,850,000 3.200
(b)(c)
12/01/2044
1,854,996
the Health and Educational Facilities Board of the City of
Johnson City Tennessee Collateralized Multifamily
Housing Bonds Lakewood Apartments Project Series 2026
(HUD SECT 8) (NR/AA+) (PUTABLE)
1,250,000 2.850
(b)(c)
04/01/2029
1,250,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee – (continued)
The Health and Educational Facilities Board of the Metropolitan
Government of Nashville and Davidson County Tennessee RB
Vanderbilt University Medical Center Series 2026B (NR/A)
$ 6,600,000 5.000%
07/01/2032
$ 7,263,047
The Health Educational and Housing Facility Board of he County
of Shelby Tennessee Health Care Revenue Refunding
Bonds Baptist Memorial Health Care Series 2025B
(NR/A-) (PUTABLE)
1,735,000 5.000
(b)(c)
09/01/2044
1,847,381
The Health Educational and Housing Facility Board of The
County of Knox Collateralized Multifamily Housing
Bonds The Pines Apartments Project Series 2024
(HUD SECT 8) (NR/AA+) (PUTABLE)
3,000,000 3.100
(b)(c)
09/01/2029
3,004,541
The Health, Educational and Housing Facility
Board of The County of Shelby, Tennessee RB
(Methodist Le Bonheur Healthcare) 2025A (AGM) (A1/AA)
4,250,000 5.000
06/01/2028
4,419,798
The Industrial Development Board ofThe Metropolitan Government
of Nashville and Davidson County Multifamily Housing RB
(Trinity Lane Apartments Project), Series 2025 (Aa1/NR)
1,250,000 3.150
(b)(c)
07/01/2044
1,254,584
33,455,671
Texas - 11.2%
Aldine Independent School District Harris County Texas Unlimited
Tax School Building and Refunding Bonds Series 2026
(PSF-GTD) (Aaa/AAA)
1,000,000 5.000
02/15/2031
1,097,052
1,000,000 5.000
02/15/2032
1,112,949
Alvarado Independent School District Texas Johnson County
Adjustable Rate Unlimited Tax School Building Bonds Series
2022 (PSF-GTD) (Aaa/NR)
3,000,000 4.000
(b)(c)
02/15/2052
3,073,287
Argyle Independent School District A Political Subdivision of
The State of Texas Located In Denton County Texas Variable
Rate Unlimited Tax School Building Bonds Series 2025B-1
(PSF-GTD) (Aaa/NR)
2,000,000 4.000
(b)(c)
08/15/2057
2,026,742
Arlington Higher Education Finance Corp. Great Hearts America -
Texas Education RB Series 2024A (Ba1/NR)
2,000,000 4.250
08/15/2034
1,994,573
Austin Affordable PFC Inc. Multifamily Housing RB Heritage
Pointe Seniors Apartments Series 2024B (Aa1/NR)
2,850,000 5.000
(b)(c)
11/01/2028
2,926,975
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B
(FNMA COLL) (Aa1/NR)
700,000 5.000
(b)(c)
09/01/2028
716,839
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B
Eagle’s Landing Family Apartments (Aa1/NR)
1,060,000 5.000
(b)(c)
09/01/2028
1,086,731
Austin Community College District Public Facility Corporation
A Non-Profit Corporation Acting on Behalf ofThe Austin
Community College District, A Political Subdivision Located
In Travis, Williamson, Hays, Bastrop, Lee and Caldwell
Counties, Texas Lease R (Aa3/AA)
1,100,000 5.000
08/01/2028
1,152,652
Baytown Municipal Development District Combination Limited
Sales Tax Revenue 3rd Lien Hotel RB Series 2021C (NR/AA-)
1,375,000 5.000
10/01/2037
1,424,027

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Bexar County Hospital District A Political Subdivision of The State
of Texas Located In Bexar County Limited Tax Refunding
Bonds Series 2026 (Aa1/NR)
$ 1,700,000 5.000%
02/15/2031
$ 1,862,239
Bexar County Housing Finance Corp. RB Refunding for Westcliffe
Housing Foundation, Inc. Series 2004 (Aa1/NR)
140,000 3.750
(b)
02/01/2035
140,018
Bexar Management and Development Corp. Multifamily Housing
RB for Hill View Heights Apartments Series 2024 (Aa1/NR)
2,090,000 3.020
(b)(c)
05/10/2045
2,093,934
Board of Regents of The University of Houston System Texas
Consolidated Revenue and Refunding Bonds Series 2026A
(Aa2/AA+)
10,000,000 5.000
02/15/2033
11,264,191
Board of Regents of The University of Texas System Revenue
Financing System Bonds Series 2024A (Aaa/AAA)
10,000,000 5.000
08/15/2027
10,281,390
Board of Regents Texas State University System Revenue
Financing System Refunding Bonds Series 2026C
(Forward Delivery) (Aa2/NR)
4,550,000 5.000
(f)
03/15/2028
4,673,197
4,140,000 5.000
(f)
03/15/2029
4,323,732
3,900,000 5.000
(f)
03/15/2030
4,135,495
Boerne Independent School District A Political Subdivision of The
State of Texas Located In Kendall Bexar and Comal Counties
Texas Fixed and Variable Rate Unlimited Tax School Building
Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,925,000 4.000
(b)(c)
02/01/2054
1,960,946
Calallen Independent School District Unlimited Tax School
Building Bonds Series 2018 (PSF-GTD) (NR/AAA)
3,915,000 5.000
02/15/2042
3,949,167
Cities of Dallas and Fort Worth Texas Dallas Fort Worth
International Airport Joint Revenue Refunding and
Improvement Bonds Series 2025A-2 (A1/AA-)
4,000,000 5.000
(b)(c)
11/01/2050
4,358,840
City of Austin Water & Wastewater System Revenue Refunding
Bonds Series 2022 (Aa2/AA)
1,000,000 5.000
11/15/2026
1,008,778
1,500,000 5.000
11/15/2027
1,551,832
City of Boyd Special Assessment RB, Series 2024
(City of Boyd Public Improvement District No. 1 Improvement
Area #1 Project) (NR/NR)
212,000 4.250
(d)
09/15/2030
214,753
City of Bryan Rural Electric System RB, Series 2024
(AGM) (NR/AA)
265,000 5.000
07/01/2027
271,323
245,000 5.000
07/01/2028
255,606
City of Celina Special Assessment Bonds for The Lake at Mustang
Ranch Public Improvement District Phase#1 Project Series
2020 (BAM) (NR/AA)
320,000 4.000
09/01/2026
320,282
City of Celina Texas a Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (BAM) (NR/AA)
567,000 5.000
09/01/2028
589,280
City of Celina Texas A Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
Revenue Refunding Bonds Series 2024 (BAM) (NR/AA)
605,000 5.000
09/01/2026
606,831
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas A Municipal Corp. of The State of
Texas Located in Collin and Denton Counties Special
Assessment Revenue Refunding Bonds Series 2024
(BAM) (NR/AA) – (continued)
$ 637,000 5.000%
09/01/2027
$ 652,435
700,000 5.000
09/01/2029
738,072
City of Celina Texas A Municipal Corporation of The State ofTexas
Located in Collin and Denton Counties Special Assessment
RB Series 2026 (NR/NR)
279,000 4.000
(d)
09/01/2033
279,879
City of Dallas fort Worth International Airport Joint Revenue
Refunding and Improvement Bonds Series 2023B (A1/AA-)
1,600,000 5.000
11/01/2026
1,612,486
City of Dallas Housing Finance Corp. Multifamily Housing RB for
The Mondello Series 2024 (FHA 221(D4)) (Aa1/NR)
515,000 5.000
(b)(c)
08/01/2027
515,777
City of Dallas Housing Finance Corp. Multifamily Housing RB
Palladium Buckner Station Series 2025 (Aa1/NR) (PUTABLE)
4,000,000 3.050
(b)(c)
08/01/2030
4,007,722
City of Dallas Housing Finance Corp. Multifamily Housing
Revenue Notes for Estates at Ferguson Series 2023 (Aa1/NR)
1,045,000 5.000
(b)(c)
07/01/2042
1,055,957
City of Dallas Waterworks and Sewer System Revenue Refunding
Bonds Series 2015A (Aa2/AAA)
2,510,000 5.000
10/01/2026
2,514,746
City of Fate Special Assessment Refunding for Williamsburg
Public Improvement District No. 1 Project Series 2019
(BAM) (NR/AA)
155,000 4.000
08/15/2026
155,153
160,000 4.000
08/15/2027
161,980
City of Fort Worth Texas A Municipal Corp. of The State of Texas
Located In Tarrant Denton Parker Johnson and Wise Counties
Special Assessment RB Series 2024 Project (BAM) (NR/AA)
575,000 5.000
09/01/2026
577,148
605,000 5.000
09/01/2027
622,619
639,000 5.000
09/01/2028
663,973
City of Galveston Texas Wharves and Terminal First Lien RB
Series 2024A (NR/A)
740,000 5.000
08/01/2026
740,939
875,000 5.000
08/01/2027
891,529
350,000 5.000
08/01/2028
362,447
City of Georgetown Texas A Political Subdivision of the State of
Texas Located In Williamson County Utility System RB Series
2026 (NR/AA-)
1,000,000 5.000
08/15/2027
1,027,139
4,500,000 5.000
08/15/2028
4,719,969
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-)
2,312,000 4.500
09/01/2032
2,319,456
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2024A (Aa2/NR)
4,560,000 5.000
11/15/2026
4,600,879
4,560,000 5.000
11/15/2027
4,718,824
1,000,000 5.000
11/15/2029
1,076,357
City of Houston Texas Subordinate Lien RB Consisting of Airport
System Subordinate Lien Revenue and Refunding Bonds
Series 2025A (NR/A+)
3,000,000 5.000
07/01/2031
3,253,041

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Houston Texas Subordinate Lien RB Consisting of Airport
System Subordinate Lien Revenue and Refunding Bonds
Series 2025A (Amt) (NR/A+)
$ 9,830,000 5.000%
07/01/2032
$ 10,773,626
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
152,000 4.125
(d)
09/01/2028
152,984
City of Kyle Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
622,000 4.375
(d)
09/01/2035
631,625
City of Lavon Texas Special Assessment RB Series 2025 Trails of
Lavon Public Improvement District Projects (NR/NR)
842,000 4.250
(d)
09/15/2032
854,677
City of Manor, A Municipal Corporation ofThe State of Texas
located in Travis County Special Assessment RB, Series 2025
(NR/NR)
180,000 4.000
(d)
09/15/2030
180,847
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
166,000 4.000
(d)
09/01/2030
166,466
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2021 (NR/NR)
250,000 2.750
(d)
09/01/2031
231,331
City of Plano Texas GO Refunding and Improvement Bonds Series
2026 (NR/AAA)
4,370,000 5.000
09/01/2029
4,690,758
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
48,000 2.500
(d)
09/01/2026
47,885
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
100,000 5.000
(d)
09/15/2028
102,129
City of San Antonio Texas Electric and Gas Systems Variable
Rate Junior Lien Revenue Refunding Bonds Series 2026A
(Aa3/A+)
3,675,000 2.900
(b)(c)
02/01/2055
3,652,096
3,100,000 3.150
(b)(c)
02/01/2055
3,090,500
City of San Antonio Texas Municipal Facilities Corporation City
Tower Renovation Project Variable Rate Lease RB Series 2021
(Aa1/AA+)
1,680,000 5.000
(b)(c)
08/01/2050
1,716,797
City of San Antonio Water System Variable Rate Junior Lien RB
Series 2013F (Aa1/AA+)
20,000,000 1.000
(b)(c)
05/01/2043
19,853,504
Clear Creek Independent School District UT Refunding Bonds
Series 2024A (PSF-GTD) (Aaa/NR)
3,410,000 5.000
02/15/2032
3,787,662
Clifton Higher Education Finance Corp. Education Revenue
and Refunding Bonds Idea Public Schools Series 2016A
(PSF-GTD) (NR/AAA)
860,000 5.000
08/15/2036
861,435
Clifton Higher Education Finance Corp. Education Revenue
and Refunding Bonds Idea Public Schools Series 2024
(PSF-GTD) (NR/AAA)
600,000 5.000
08/15/2026
601,353
1,000,000 5.000
08/15/2027
1,023,892
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corp. RB for YES Prep Public
Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
$ 700,000 4.000%
04/01/2031
$ 724,704
575,000 4.000
04/01/2035
584,360
1,345,000 4.000
04/01/2037
1,359,238
Clifton Higher Education Finance Corporation
(International Leadership of Texas, Inc.) Education Revenue
And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
1,000,000 5.000
08/15/2026
1,002,256
Clifton Higher Education Finance Corporation Education Revenue
and Refunding Bonds Idea Public Schools, Series 2025
(PSF-GTD) (NR/AAA)
1,000,000 5.000
08/15/2028
1,051,042
Clifton Higher Education Finance Corporation Texas Variable Rate
Education RB International Leadership of Texas Inc, Series
2025B (PSF-GTD) (Aaa/NR)
2,050,000 4.000
(b)(c)
02/15/2055
2,120,302
Conroe Independent School District UT Refunding Bonds Series
2023A (PSF-GTD) (Aaa/AAA)
2,035,000 5.000
02/15/2027
2,066,596
Coppell Independent School District Texas Unlimited Tax
School Building and Refunding Bonds Series 2018
(PSF-GTD) (NR/AAA)
2,195,000 5.000
08/15/2042
2,260,127
Crosswinds at South Lake Special Improvement District Limited
Ad Valorem Tax and Subordinate Lien Sales and Use Tax
Bonds, Series 2024 (AGC) (Baa3/AA)
395,000 5.000
08/15/2030
410,006
390,000 5.000
08/15/2034
415,913
Crosswinds at South Lake Special Improvement District Limited
Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road
Bonds, Series 2025 (BAM) (Baa3/AA)
90,000 5.000
08/15/2026
90,172
60,000 5.000
08/15/2027
61,184
60,000 5.000
08/15/2028
62,209
65,000 5.000
08/15/2029
68,318
65,000 5.000
08/15/2030
69,164
Cypress-Fairbanks Independent School District A Political
Subdivision of the State of Texas Located In Harris County
Texas Unlimited Tax Refunding Bonds Series 2025
(PSF-GTD) (Aaa/AAA)
2,760,000 5.000
02/15/2033
3,108,917
Dallas County Flood Control District No. 1 Unlimited Tax GO
Refunding Bonds Series 2015 (NR/NR)
3,250,000 5.000
(d)
04/01/2032
3,250,312
Dallas Independent School District A Political Subdivision of
the State of Texas Located In Dallas County Multi-Modal
Unlimited Tax School Building Bonds Series 2026B
(PSF-GTD) (Aaa/NR)
6,935,000 5.000
(b)(c)
02/15/2056
7,399,341
Denton County Texas Permanent Improvement Refunding Bonds
Series 2026 (Aaa/AAA)
1,300,000 5.000
07/15/2027
1,333,810
1,300,000 5.000
07/15/2028
1,365,416
Denton Independent School District Texas Denton County Variable
Rate Unlimited Tax School Building Bonds Series 2025-B
(PSF-GTD) (NR/AAA)
11,080,000 4.000
(b)(c)
08/15/2055
11,382,632

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Dickinson Independent School District Galveston County Texas
Variable Rate Unlimited Tax Refunding Bonds Series 2013
(PSF-GTD) (Aaa/AAA)
$ 5,000,000 3.100%
(b)(c)
08/01/2037
$ 5,009,004
Eagle Mountain-Saginaw Independent School District
Variable Rate UT School Building Bonds Series 2011
(PSF-GTD) (NR/AAA)
1,505,000 4.000
(b)(c)
08/01/2050
1,524,453
Eagle Mountain-Saginaw Independent School District
Variable Rate UT School Building Bonds Series 2011
(PSF-GTD) (NR/NR) (PUTABLE)
20,000 4.000
(a)(b)(c)
08/01/2027
20,302
Ector County Hospital District GO Refunding Bonds Series 2020
(Baa2/BBB-)
620,000 5.000
09/15/2026
621,223
El Paso County Hospital District El Paso County Texas GO Bonds,
Series 2025 (AGM) (NR/AA)
2,000,000 5.000
02/15/2027
2,025,380
3,200,000 5.000
02/15/2028
3,310,120
3,440,000 5.000
02/15/2029
3,624,128
2,600,000 5.000
02/15/2030
2,783,260
El Paso County Hospital District El Paso County Texas GO
Refunding Bonds Series 2024 (AGC) (NR/AA)
1,000,000 5.000
08/15/2026
1,002,124
1,225,000 5.000
08/15/2027
1,252,321
1,105,000 5.000
08/15/2028
1,150,445
El Paso Independent School District Variable Rate Maintenance
Tax Notes Series 2020 (Aa3/NR)
1,750,000 5.000
(b)(c)
02/01/2040
1,753,812
Fort Bend County Housing Finance Corporation Multifamily
Housing RB Park At Fort Bend Series 2026 (Aa1/NR)
5,650,000 3.050
(b)(c)
07/01/2044
5,654,486
Fort Bend Independent School District A Political Subdivision of
the State of Texas Located Within Fort Bend County Texas
Variable Rate Unlimited Tax Refunding Bonds Series 2026B
(PSF-GTD) (NR/AAA)
5,825,000 3.125
(b)(c)
08/01/2056
5,851,949
Frisco Independent School District A Political Subdisivion of
The State of Texas Located In Denton and Collin Counties
Texas Unlimited Tax Refunding Bonds Series 2025A
(PSF-GTD) (Aaa/AAA)
1,300,000 5.000
02/15/2031
1,426,760
1,515,000 5.000
02/15/2032
1,686,118
Goose Creek Consolidated Independent School District GO Bonds
RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)
4,000,000 0.600
(b)(c)
02/15/2035
3,987,252
Grayson County Junior College District GO Bonds Series 2024
(Aa2/NR)
445,000 5.000
02/15/2031
485,249
520,000 5.000
02/15/2032
573,768
Gulfgate Redevelopment Authority Tax Allocation Refunding for
City of Houston TX Reinvestment Zone No. 8 Series 2020
(AGM) (NR/AA)
470,000 5.000
09/01/2027
480,843
500,000 5.000
09/01/2028
520,501
745,000 5.000
09/01/2029
788,287
465,000 4.000
09/01/2031
477,357
415,000 4.000
09/01/2033
422,905
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Hale Center Education Facilities Corp. Revenue Improvement and
Revenue Refunding Bonds Series 2022 (NR/BBB)
$ 990,000 5.000%
03/01/2027
$ 998,573
Harlingen Consolidated Independent School District A Political
Subdivision of The State of Texas Located in Cameron
County Unlimited Tax Refunding Bonds Series 2026
(PSF-GTD) (Aaa/NR)
1,610,000 5.000
08/15/2027
1,653,694
1,000,000 5.000
08/15/2028
1,049,982
1,505,000 5.000
08/15/2029
1,608,443
Harris County Cultural Education Facilities Finance Corp. RB
Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,575,000 5.000
05/15/2030
1,664,468
Harris County Cultural Education Facilities Finance Corporation
RB Texas Medical Center, Series 2020A (A1/AA-)
13,150,000 5.000
(b)(c)
05/15/2050
14,249,472
Harris County Hospital District Harris County Texas Limited Tax
Bonds Series 2026 (Aa1/NR)
2,185,000 5.000
02/15/2030
2,360,174
Harris County Texas Permanent Improvement Tax and Revenue
Certificates of Obligation Series 2024 (Aaa/NR)
1,380,000 5.000
09/15/2026
1,386,640
1,760,000 5.000
09/15/2027
1,814,625
Harris County Texas UT Road Refunding Bonds Series 2024A
(Aaa/NR)
1,050,000 5.000
09/15/2026
1,055,052
1,445,000 5.000
09/15/2027
1,489,848
HHA Fountainview PFC Multifamily Housing Revenue Notes
Idlewilde Apartments Series 2026 (Aa1/NR)
1,125,000 2.750
(b)(c)
04/01/2043
1,122,338
Hickory Creek Texas Special Assessment RB for Public
Improvement District No. 1 Series 2017 (NR/BBB-)
595,000 3.750
09/01/2032
579,700
Hidalgo County Texas Limited Tax Refunding Bonds Series 2025
(Aa2/AA-)
730,000 5.000
08/15/2026
731,819
Housing Options Inc. Multifamily Housing
RB Royal Crest Apartments Series 2025
(HUD SECT 8) (Aa1/NR) (PUTABLE)
3,850,000 3.050
(b)(c)
02/01/2045
3,857,480
Houston Housing Finance Corp. Multifamily Housing RB Cordova
Apartments Series 2024 (Aa1/NR)
2,650,000 3.650
(b)(c)
02/01/2048
2,668,534
Houston Independent School District Harris County Texas Variable
Rate Maintenance Tax Notes Series 2025A (Aaa/AA+)
5,000,000 5.000
(b)(c)
07/15/2045
5,212,009
Houston Water & Sewer System Junior Lien Revenue Refunding
Bonds Series 1998A (AGM) (Aa1/AA+)
5,755,000 0.000
(g)
12/01/2026
5,685,841
Hutto Independent School District Variable Rate Unlimited Tax
School Building Bonds Series 2015 (PSF-GTD) (NR/AAA)
2,325,000 4.000
(b)(c)
02/01/2055
2,375,289
Jacksboro Independent School District Adjustable Rate UT School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,470,000 4.000
(b)(c)
02/15/2048
2,535,960
Jim Hogg County Independent School District UT Refunding
Bonds Series 2023 (PSF-GTD) (NR/AAA)
510,000 5.000
08/15/2026
511,347

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Karnes County Hospital District A Political Subdivision of The
State of Texas Located In Karnes County Adjustable-Rate
Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
$ 2,825,000 5.000%
(b)(c)
02/01/2044
$ 2,958,082
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Road Bonds Series 2024 (AGC) (Baa3/AA)
205,000 5.000
09/01/2029
211,783
260,000 5.000
09/01/2033
280,385
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Utility Bonds Series 2024 (AGC) (Baa3/AA)
385,000 5.000
09/01/2029
397,841
465,000 5.000
09/01/2033
501,457
Kilgore Independent School District Texas Rusk and Gregg
Counties Adjustable Rate Unlimited Tax School Building
Bonds Series 2022 (PSF-GTD) (Aaa/NR)
2,000,000 4.000
(b)(c)
02/15/2052
2,002,426
Lancaster Independent School District Unlimited Tax School
Building Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
3,835,000 5.000
02/15/2042
3,868,233
Laredo Independent School District A Political Subdivision of
The State of Texas Located In Webb County UnLT Refunding
Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,250,000 5.000
08/01/2027
1,280,210
Laredo Independent School District UT Refunding Bonds Series
2023 (AGM) (NR/AA)
360,000 5.000
08/01/2026
360,640
735,000 5.000
08/01/2027
754,353
Leander Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (NR/AAA)
1,025,000 5.000
08/15/2027
1,053,508
Love Field Airport Modernization Corp. General Airport Revenue
Refunding Bonds Series 2021 (NR/A)
3,615,000 5.000
11/01/2026
3,637,878
Lower Colorado River Authority LCRA Transmission Services
Corp. Project RB Refunding Series 2019 (NR/A+)
4,400,000 5.000
05/15/2027
4,492,116
Lower Colorado River Authority Refunding RB, Series 2025B
(A2/A+)
3,750,000 5.000
(b)(c)
05/15/2045
4,091,820
Lower Colorado River Authority Transmission Contract Refunding
and Improvement RB LCRA Transmission Services Corp.
Project Series 2025A (A1/A+)
2,750,000 5.000
05/15/2030
2,976,339
1,250,000 5.000
05/15/2031
1,372,236
2,000,000 5.000
05/15/2032
2,221,792
Lower Colorado River Authority Transmission Contract Refunding
RB for LCRA Transmission Services Corp. Project Series
2022A (NR/A+)
680,000 5.000
05/15/2027
694,236
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
2,125,000 4.250
05/01/2030
2,199,978
Medina Valley Independent School District, A Political Subdivision
of The State of Texas, Located In Bexar and Medina Counties,
Fixed and Variable Rate Unlimited Tax School Building Bonds
Series 2021 (PSF-GTD) (NR/AAA)
1,000,000 2.850
(b)(c)
02/15/2049
1,002,436
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Montgomery Independent School District A Political Subdivision
of The State of Texas Located In Montgomery County
Texas Unlimited Tax Refunding Bonds Series 2024A
(PSF-GTD) (Aaa/NR)
$ 1,675,000 5.000%
02/15/2032
$ 1,865,111
Navarro Independent School District A Political Subdivision of The
State of Texas Located In Guadalupe County Texas Fixed and
Variable Rate Unlimited Tax School Building Bonds Series
2025 (PSF-GTD) (NR/AAA)
3,000,000 4.000
(b)(c)
02/15/2062
3,058,280
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
225,000 4.000
(d)
08/15/2029
224,932
New Hope Cultural Education Facilities Finance Corporation
Retirement Facility RB Westminster Project Series 2025
(NR/NR)
370,000 5.000
11/01/2031
397,291
New Hope Cultural Education Facilities Finance Corporation
Retirement Facility RBWestminster Project Series 2025
(NR/NR)
185,000 5.000
11/01/2026
185,928
245,000 5.000
11/01/2027
250,437
305,000 5.000
11/01/2028
316,674
395,000 5.000
11/01/2029
415,253
550,000 5.000
11/01/2030
585,128
460,000 5.000
11/01/2032
497,690
485,000 5.000
11/01/2033
528,005
405,000 5.000
11/01/2034
443,442
430,000 5.000
11/01/2035
469,989
North East Texas Regional Mobility Authority Senior Lien,
Revenue and Refunding Bonds, Series 2025A (Baa1/A)
600,000 5.000
01/01/2032
657,014
525,000 5.000
01/01/2033
580,647
North East Texas Regional Mobility Authority Subordinate Lien,
Revenue Refunding Bonds, Series 2025B (Baa2/A-)
560,000 5.000
01/01/2032
609,374
550,000 5.000
01/01/2033
603,894
North Texas Higher Education Authority Inc. Tax-Exempt
Education Loan RB Senior Series 2025A (AMT) (NR/AA)
800,000 5.000
06/01/2030
834,758
850,000 5.000
06/01/2031
892,698
1,250,000 5.000
06/01/2032
1,317,799
North Texas Municipal Water District Texas Water System Revenue
Refunding Bonds Series 2021A (Aa1/AAA)
5,000,000 3.000
09/01/2032
4,989,677
North Texas Tollway Authority (Aa3/AA-)
2,335,000 5.000
01/01/2039
2,388,398
North Texas Tollway Authority Revenue System Reference Bonds
A (Aa3/AA-)
1,025,000 5.000
01/01/2038
1,049,802
North Texas Tollway Authority System Revenue Refunding Bonds
Second Tier Bonds Series 2024B (A1/A+)
5,000,000 5.000
01/01/2032
5,531,644
Northside Independent School District Texas Bexar County Hill
Variable Rate Unlimited Tax School Building and Refunding
Bonds Series 2024B (PSF-GTD) (Aaa/NR)
5,400,000 3.450
(b)(c)
08/01/2054
5,434,303

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Northside Independent School District, Bexar County,
Variable Rate UT School Building Bonds, Series 2023B
(PSF-GTD) (Aaa/NR)
$ 3,915,000 3.000%
(b)(c)
08/01/2053
$ 3,914,996
Pasadena Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (Aaa/AAA)
225,000 5.000
02/15/2027
228,479
Pasadena Independent School District Variable Rate UT School
Building Bonds (PSF-GTD) (Aaa/AAA)
14,250,000 3.230
(b)(c)
02/15/2044
14,296,663
Plainview Independent School District Adjustable Rate UT School
Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
1,515,000 4.000
(b)(c)
02/15/2050
1,516,051
Ponder Independent School District Texas Denton County
Adjustable Rate UT School Building Bonds Series 2021
(PSF-GTD) (NR/AAA)
1,800,000 4.000
(b)(c)
02/15/2051
1,824,068
Port of Houston Authority of Harris County First Lien RB Series
2023 (NON-AMT) (Aa3/AA+)
700,000 5.000
10/01/2026
704,004
Pottsboro Independent School District A Political Subdivision
of The State of Texas Located In Grayson County Texas
Adjustable Rate UT School Building Bonds Series 2022
(PSF-GTD) (NR/AAA)
1,910,000 4.000
(b)(c)
02/15/2052
1,934,903
Prosper Independent School District A Political Subdivision of The
State of Texas Located In Collin and Denton Counties Texas
Adjustable Rate Unlimited Tax School Building Bonds Series
2022 (PSF-GTD) (Aaa/NR)
8,750,000 4.000
(b)(c)
02/15/2053
8,945,590
Prosper Independent School District Adjustable Rate UT School
Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
1,875,000 4.000
(b)(c)
02/15/2050
1,877,484
San Antonio Housing Trust Public Facility Corporation
Multifamily Housing RB Palladium San Antonio Series 2024
(Aa1/NR) (PUTABLE)
1,065,000 3.450
(b)(c)
07/01/2029
1,071,018
San Antonio Housing Trust Public Facility Corporation Multifamily
Housing RB Residences At Pearsall Park Series 2024B
(Aa1/NR)
2,000,000 3.190
(b)(c)
10/01/2028
2,009,318
Sinton Independent School District Texas Fixed Rate and Variable
Rate Unlimited Tax School Building Bonds, Series 2022
(PSF-GTD) (NR/AAA)
3,600,000 4.000
(b)(c)
08/15/2049
3,604,368
SMHA Finance Public Facility Corporation Texas Multifamily
Housing Revenue Bonds Centerpoint Depot Series 2024
(Aa1/NR) (PUTABLE)
2,630,000 3.700
(b)(c)
07/01/2028
2,651,816
Spring Branch Independent School District UT Schoolhouse Bonds
Series 2022 (PSF-GTD) (Aaa/AAA)
1,000,000 5.000
02/01/2027
1,014,421
State of Texas College Student Loan GO Bonds Series 2016
(Aaa/AAA)
4,275,000 5.500
08/01/2027
4,283,417
Strategic Housing Finance Corporation of Travis County
Multifamily Housing RB Series 2024 (Aa1/NR)
2,555,000 3.350
(b)(c)
03/01/2046
2,557,948
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Refunding Bonds Christus Health Series 2024B
(A2/NR)
$ 525,000 5.000%
07/01/2026
$ 525,000
800,000 5.000
07/01/2027
818,602
1,000,000 5.000
07/01/2028
1,044,461
Tarrant County Cultural Education Facilities Finance Corporation
Hospital RB Baylor Scott & White Health Project Series
2026E (Aa2/AA-)
1,350,000 5.000
11/15/2028
1,420,887
500,000 5.000
11/15/2029
535,606
Tarrant County Cultural Education Facilities Finance Corporation
RB Ascension Senior Credit Group Series 2025C-1 (Aa3/AA)
4,630,000 5.000
(b)(c)
11/15/2051
5,095,041
Tarrant County Cultural Education Facilities Finance Corporation
Texas Health Resources System RB Series 2025B (Aa2/AA)
7,100,000 5.000
(b)(c)
11/15/2064
7,563,830
Tarrant County Cultural Education Facilities Finance Corporation
Texas Health Resources System RB Series 2025C (Aa2/AA)
4,500,000 5.000
(b)(c)
11/15/2064
4,977,930
Tarrant County Housing Finance Corporation Multifamily Housing
RB The Meridian Apartments Series 2024B (Aa1/NR)
1,000,000 5.000
(b)(c)
09/01/2028
1,024,056
Texas Department of Housing and Community Affairs Multifamily
Housing RB Palladium E Lancaster Avenue Series 2024
(Aa1/NR) (PUTABLE)
10,000,000 3.125
(b)(c)
08/01/2029
10,033,892
Texas Department of Housing and Community Affairs Multifamily
Housing RB Palladium Old FM 471 W Series 2024
(FHA 221(D)(4)) (Aa1/NR) (PUTABLE)
5,000,000 3.050
(b)(c)
09/01/2029
5,009,288
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2006 B (A1/A-)
(3M USD SOFR + 0.70%)
1,895,000 3.330
(e)
12/15/2026
1,895,196
Texas Municipal Gas Acquisition & Supply Corp. II RB Series
2007 B (A1/A)
(SIFMA Municipal Swap Index Yield + 0.55%)
3,675,000 3.220
(e)
09/15/2027
3,670,131
Texas Municipal Gas Acquisition and Supply Corp. II RB for
SOFR Index Rate Series 2012 C (A1/A)
(3M USD SOFR + 0.86%)
53,495,000 3.281
(e)
09/15/2027
53,604,419
Texas Private Activity Bonds Surface Transportation Corp. RB
Refunding for NTE Mobility Partners LLC Series 2019 A
(Baa1/NR)
5,920,000 5.000
12/31/2032
6,253,455
Texas Public Finance Authority Revenue Financing System Bonds
for Southern University Series 2023 (BAM) (NR/AA)
620,000 5.000
05/01/2027
630,023
640,000 5.000
05/01/2028
664,744
Texas State Affordable Housing Corp. Multifamily Housing RB for
Norman Commons Project Series 2023 (Aa1/NR)
2,200,000 3.625
(b)(c)
01/01/2045
2,206,781
Texas State Technical College System Revenue Financing System
Improvement Bonds Series 2022A (AGM) (A1/AA)
1,750,000 5.000
08/01/2026
1,753,108
1,300,000 5.000
08/01/2027
1,333,232

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Texas Transportation Commission State of Texas GO Mobility
Fund Put Bonds Series 2014-B (NR/AAA)
$ 5,500,000 2.800%
(b)(c)
10/01/2041
$ 5,483,097
Texas Transportation Commission State of Texas Highway
Improvement GO Refunding Bonds Series 2026 (Aaa/AAA)
2,000,000 5.000
04/01/2031
2,206,913
Texas Water Development Board State Revolving Fund RB New
Series 2020 (NR/AAA)
2,700,000 5.000
08/01/2026
2,705,324
Texas Water Development Board State Water Implementation
Revenue Fund for Texas RB Series 2022 (NR/AAA)
1,850,000 5.000
10/15/2026
1,863,119
1,240,000 5.000
04/15/2027
1,265,513
1,450,000 5.000
10/15/2027
1,499,533
The Mesquite Housing Finance Corporation Multifamily
Housing RB Palladium Carver Living Series 2024
(Aa1/NR) (PUTABLE)
5,000,000 3.350
(b)(c)
08/01/2029
5,016,639
Town of Flower Mound River Walk Public Improvement District
No. 1 Special Assessment Refunding Bonds Series 2021
(NR/NR)
165,000 2.625
(d)
09/01/2026
164,637
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR)
281,000 2.875
(d)
09/01/2031
261,254
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR) (NR/NR)
43,000 2.375
(d)
09/01/2026
42,888
Travis County Development Authority Contract Assessment RB for
Turner’s Crossing Public Improvement District Improvement
Area #1 Commercial Lot 98 and Improvement Area #2 Project
Series 2025 (NR/NR)
498,000 4.250
09/01/2031
501,232
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
100,000 4.375
(d)
09/01/2027
100,354
Travis County Texas Limited Tax Refunding Bonds Series 2026
(Aaa/AAA)
6,130,000 5.000
03/01/2029
6,520,653
Trophy Club Public Improvement District No. 1 Special
Assessment Revenue Refunding Bonds, Series 2025 (NR/NR)
705,000 5.000
09/01/2028
719,427
528,000 5.000
09/01/2030
557,392
502,000 5.000
09/01/2032
538,779
University of Houston (Aa2/AA+)
11,270,000 5.000
02/15/2029
11,951,104
University of Houston Board of Regents System Consolidated
Revenue Refunding Bonds Series 2017C (Aa2/AA+)
290,000 4.000
02/15/2033
290,131
University of North Texas  Revenue Refunding Improvement Bonds
2025A (Aa2/NR)
1,400,000 5.000
04/15/2029
1,488,038
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
755,000 5.000
09/01/2031
790,079
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Waller Independent School District Waller and Harris Counties
Texas Unlimited Tax School Building Bonds Series 2025
(PSF-GTD) (Aaa/AAA)
$ 2,250,000 5.000%
02/15/2031
$ 2,458,144
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds Series 2023A (BAM) (Baa2/AA)
195,000 5.500
08/15/2026
195,489
210,000 5.500
08/15/2027
215,393
220,000 5.500
08/15/2028
231,563
230,000 5.500
08/15/2029
247,087
245,000 5.500
08/15/2030
267,804
255,000 5.500
08/15/2031
283,100
270,000 5.000
08/15/2032
292,174
285,000 5.000
08/15/2033
307,222
300,000 5.000
08/15/2034
322,159
Westpointe Special Improvement District Limited Ad Valorem Tax
Road Bonds Series 2024 (BAM) (Baa2/AA)
280,000 5.000
08/15/2026
280,534
325,000 5.000
08/15/2029
344,336
Westside 211 Special Improvement District Limited Ad Valorem
Tax and Subordinate Lien Sales and Use Tax Road Bonds,
Series 2021 (Baa3/NR)
285,000 2.000
08/15/2028
273,401
Westside 211 Special Improvement District Limited Ad Valorem
Tax and Subordinate Lien Sales and Use Tax Road Bonds,
Series 2025 (BAM) (Baa3/AA)
380,000 5.000
08/15/2035
398,929
Westside 211 Special Improvement District Limited Ad Valorem
Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022
(Baa3/NR)
90,000 5.000
08/15/2026
90,119
90,000 5.000
08/15/2027
91,397
95,000 5.000
08/15/2028
97,446
100,000 5.000
08/15/2029
103,289
110,000 5.000
08/15/2030
114,275
115,000 5.000
08/15/2031
119,184
120,000 5.000
08/15/2032
123,931
Westside 211 Special Improvement Project District LT &
Subordinate Lien Sales & Use Tax Road Bonds Series 2021
(Baa3/NR)
270,000 2.000
08/15/2026
269,061
Wharton County Texas Certificates of Obligation Series 2026
(NR/AA-)
2,290,000 5.000
02/15/2028
2,378,705
2,410,000 5.000
02/15/2029
2,550,579
2,535,000 5.000
02/15/2030
2,729,143
Wise County Texas Tax Notes Series 2024 (NR/AA+)
575,000 5.000
02/15/2027
582,639
550,000 5.000
02/15/2028
569,881
594,274,342
Utah - 0.6%
Intermountain Power Agency Power Supply RB 2023 Series A
(Tax-Exempt) (Aa3/NR)
2,970,000 5.000
07/01/2034
3,284,016
Salt Lake City International Airport RB Series 2018A
(AMT) (A1/A+)
1,000,000 5.000
07/01/2029
1,038,475
Salt Lake City International Airport RB Series 2021A (A1/A+)
2,500,000 5.000
07/01/2027
2,552,405

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Salt Lake City International Airport RB Series 2021A
(A1/A+) – (continued)
$ 7,420,000 5.000%
07/01/2028
$ 7,723,395
Salt Lake City, Utah Airport RB Series 2017A
(AMT) Salt Lake City International Airport (A1/A+)
3,625,000 5.000
07/01/2032
3,690,247
Utah Housing Corp. Multifamily Housing RB for Promontory
Place Apartments Series 2024B (Aa1/NR)
1,250,000 3.400
(b)(c)
02/01/2028
1,256,946
Utah Housing Corp. Multifamily Housing RB Series 2024
(Aa1/NR)
1,440,000 3.700
(b)(c)
08/01/2043
1,441,949
Utah Housing Corporation Multifamily Housing RB Daybreak
Affordable Phase II Apartments Series 2026 (Aa1/NR)
4,329,000 3.000
(b)(c)
01/01/2045
4,323,852
Utah Housing Corporation Multifamily Housing RB Liberty
Corner Series 2025 (Aa1/NR) (PUTABLE)
5,000,000 3.000
(b)(c)
09/01/2045
4,997,772
Utah Telecommunication Open Infrastructure Agency Sales Tax &
Telecommunication Revenue Refunding Bonds Series 2022
(NR/AA-)
300,000 5.000
06/01/2027
306,357
30,615,414
Virgin Islands - 0.1%
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note Series 2025 (NR/A)
600,000 5.000
09/01/2030
638,696
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note, Series 2025 (NR/A)
1,000,000 5.000
09/01/2026
1,002,770
800,000 5.000
09/01/2027
817,059
1,000,000 5.000
09/01/2028
1,038,270
1,000,000 5.000
09/01/2029
1,051,597
4,548,392
Virginia - 1.4%
Alexandria Redevelopment and Housing Authority Multifamily
Housing RB 431 S Columbus St Block 4 Series 2024
(HUD SECT 8) (Aa1/NR)
1,600,000 3.200
(b)(c)
12/01/2054
1,602,018
Commonwealth Transportation Board Commonwealth of Virginia
Federal Transportation Grant Anticipation Revenue and
Refunding Notes Series 2026 (Aa1/AA+)
5,000,000 5.000
03/15/2028
5,217,719
2,545,000 5.000
09/15/2029
2,731,930
Economic Development Authority of Isle of Wight County
Health System RB for Riverside Health System Series 2023
(AGM) (NR/AA)
500,000 5.000
07/01/2026
500,000
500,000 5.000
07/01/2027
511,178
500,000 5.000
07/01/2028
522,429
Economic Development Authority of The City of Winchester
Virginia RB Valley Health System Obligated Group Series
2024A (A1/A+)
800,000 5.000
01/01/2027
809,016
275,000 5.000
01/01/2028
284,793
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Economic Development Authority of The County of Spotsylvania
Virginia Public Facilities Revenue Refunding Bonds Series
2021 (NR/AA+)
$ 2,000,000 5.000%
06/01/2027
$ 2,045,917
Fairfax County Redevelopment & Housing Authority Multifamily
Housing RB for Dominion Square North Project Series 2023
(Aa1/NR)
5,400,000 5.000
(b)(c)
01/01/2045
5,508,085
Hampton Roads Sanitation District Virginia Subordinate
Wastewater RB Series 2025A (NR/SP-1+)
2,500,000 5.000
07/15/2026
2,502,132
Hampton Roads Transportation Authority Accountability
Commission Transportation Fund Senior Lien Bond
Anticipation Notes Series 2021A (NR/NR)
14,325,000 5.000
07/01/2026
14,325,000
Industrial Development Authority of Arlington County Hospital RB
for VHC Health Series 2023A (NR/A+)
4,225,000 5.000
(b)(c)
07/01/2053
4,505,038
Loudoun County Virginia GO Public Improvement Bonds Series
2026A (Aaa/AAA)
2,630,000 5.000
12/01/2028
2,789,350
Virginia College Building Authority RB Refunding for Regent
University Project Series 2021 (NR/BBB)
300,000 5.000
06/01/2028
308,307
375,000 5.000
06/01/2029
389,443
300,000 5.000
06/01/2031
316,858
875,000 4.000
06/01/2036
862,145
Virginia College Building Authority Virginia Educational Facilities
RB 21st Century College and Equipment Programs Series
2017C (Aa1/AA+)
1,180,000 4.000
02/01/2033
1,185,423
Virginia College Building Authority Virginia Educational Facilities
Revenue Refunding Bonds Public Higher Education Financing
Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
10,545,000 3.000
09/01/2026
10,544,934
Virginia Housing Development Authority Rental Housing Bonds
2024 Series C (NON-AMT) (Aa1/AA+)
2,730,000 3.950
06/01/2029
2,731,337
Virginia Small Business Financing Authority RB Lifespire of
Virginia Residential Care Facilities Revenue and Refunding
Bonds Series 2026A (NR/NR)
500,000 5.000
12/01/2027
513,848
690,000 5.000
12/01/2028
721,061
805,000 5.000
12/01/2029
853,440
Virginia Small Business Financing Authority RB Lifespire of
Virginia Tax-Exempt Mandatory Paydown Securities Temps-
50Sm Series 2026B (NR/NR)
2,000,000 3.100
12/01/2030
2,002,474
Virginia Small Business Financing Authority Refunding RB
Hampton University Series 2025 (NR/A-)
500,000 5.000
10/01/2026
502,770
1,200,000 5.000
10/01/2027
1,236,471
1,100,000 5.000
10/01/2028
1,141,480
1,100,000 5.000
10/01/2029
1,156,233
1,140,000 5.000
10/01/2030
1,212,683
1,050,000 5.000
10/01/2031
1,128,010
1,490,000 5.000
10/01/2032
1,614,006
72,275,528

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington - 2.3%
City of Seattle Municipal Light & Power Refunding RB 2021
Series B (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.25%)
$ 9,670,000 2.920%
(c)(e)
05/01/2045
$ 9,640,496
Energy Northwest Project 1 Electric Revenue Refunding Bonds
Series 2024-B (Aa2/AA-)
4,230,000 5.000
07/01/2027
4,338,552
Energy Northwest Project 3 Electric Revenue Refunding Bonds
Series 2026-A (Aa2/AA-)
3,000,000 5.000
07/01/2027
3,076,987
Enumclaw School District No. 216 King County
Washington Unlimited Tax GO Refunding Bonds 2025
(SCH BD GTY) (Aaa/NR)
500,000 5.000
12/01/2034
571,128
Enumclaw School District No. 216 King County Washington
Unlimited Tax GO Refunding Bonds, Series 2025
(SCH BD GTY) (Aaa/NR)
875,000 5.000
12/01/2028
923,432
500,000 5.000
12/01/2030
546,577
700,000 5.000
12/01/2032
786,598
Issaquah School District UT GO Refunding Bonds Series 2022
(SCH BD GTY) (Aaa/AA+)
1,975,000 5.000
12/01/2026
1,993,796
1,500,000 4.000
12/01/2027
1,530,829
King County Junior Lien Sewer Revenue Refunding Bonds 2021
Series A (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000 2.900
(c)(e)
01/01/2040
11,204,749
Port of Seattle Industrial Development Corp. RB Refunding for
Delta Air Lines, Inc. Series 2012 (NR/BBB-)
3,975,000 5.000
04/01/2030
3,980,070
Port of Seattle Intermediate Lien Private Activity Revenue and
Refunding Bonds 2022B (AMT) (Aa3/AA-)
7,770,000 5.000
08/01/2027
7,967,781
Port of Seattle Intermediate Lien RB 2017C (AMT) (Aa3/AA-)
4,000,000 5.000
05/01/2029
4,070,182
Port of Seattle Intermediate Lien RB 2017D (AMT) (Aa3/AA-)
4,300,000 5.000
05/01/2027
4,382,732
Port of Seattle Intermediate Lien RB Series 2017C (Aa3/AA-)
1,925,000 5.000
05/01/2042
1,943,520
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2024B (AMT) (Aa3/AA-)
2,295,000 5.000
07/01/2026
2,295,000
4,860,000 5.000
07/01/2027
4,974,466
3,565,000 5.000
07/01/2028
3,717,836
2,700,000 5.000
07/01/2029
2,859,915
Public Utility District No. 1 of Klickitat County Washington
Electric System Revenue Refunding Bonds Series 2025
(AGC) (A1/AA)
800,000 5.000
12/01/2026
806,913
1,500,000 5.000
12/01/2032
1,671,520
1,345,000 5.000
12/01/2033
1,508,874
1,350,000 5.000
12/01/2034
1,520,601
State of Washington Various Purpose GO Bonds Series 2022A
(Aaa/AA+)
5,885,000 5.000
08/01/2027
6,045,001
University of Washington General Revenue Refunding Term Rate
Bonds Series 2022C (Aa1/AA+)
7,505,000 4.000
(b)(c)
05/01/2048
7,549,192
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington Health Care Facilities Authority RB  Series 2026B
(NR/A)
$ 5,000,000 5.000%
10/01/2030
$ 5,386,337
Washington Health Care Facilities Authority RB
(Commonspirit Health) Series 2019A-2 (A3/A-)
1,545,000 5.000
08/01/2032
1,622,949
Washington Health Care Facilities Authority RB Multicare Health
System Series 2025A (NR/A)
6,500,000 5.000
08/15/2030
6,964,198
Washington State Convention Center Public Facilities District
Junior Lodging Tax Notes 2021 (NR/NR)
4,200,000 4.000
07/01/2031
4,296,931
Washington State Housing Finance Commission Multifamily
Housing RB Camas Flats Apartments Project Series 2024B
(Aa1/NR)
1,210,000 5.000
(b)(c)
02/01/2028
1,223,819
Washington State Housing Finance Commission Multifamily
Housing RB for Ardea at Totem Lake Apartments Project
Series 2023 (Aa1/NR)
3,800,000 5.000
(b)(c)
12/01/2043
3,820,096
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding Tax Exempt Fixed Rate
Bonds for Emerald Heights Project Series 2023A (NR/NR)
285,000 5.000
07/01/2026
285,000
350,000 5.000
07/01/2027
357,294
555,000 5.000
07/01/2028
577,560
Washington State Housing Finance Commission Nonprofit
Refunding RB for Seattle Academy of Arts & Sciences Project
Series 2023 (NR/BBB)
260,000 5.000
(d)
07/01/2028
266,071
740,000 5.125
(d)
07/01/2033
787,440
Washington State University General Revenue Refunding Bonds
2025 (Delayed Delivery) (Aa3/A+)
2,000,000 5.000
04/01/2030
2,157,934
2,000,000 5.000
04/01/2031
2,191,839
2,080,000 5.000
04/01/2032
2,310,736
122,154,951
West Virginia - 0.5%
The County Commission ofOhio County, West Virginia Special
District Excise Tax Revenue Refunding and Improvement
Bonds, Series 2025 A (AGM) (NR/AA)
300,000 5.000
06/01/2027
305,937
300,000 5.000
06/01/2028
312,043
West Virginia Economic Development Authority Appalachian
Power Company – Amos Project Solid Waste Disposal
Facilities RB Series 2011A (Baa1/BBB+) (PUTABLE)
5,000,000 3.300
(b)(c)
01/01/2041
5,029,890
West Virginia Economic Development Authority RB
Refunding for Appalachian Power Company Series 2015A
(Baa1/BBB+) (PUTABLE)
1,000,000 3.375
(b)(c)
03/01/2040
1,007,762
West Virginia Economic Development Authority
Solid Waste Disposal Facilities RB
3,325,000 3.700
(b)(c)
12/01/2042
3,373,914
West Virginia Economic Development Authority Solid
Waste Disposal Facilities Revenue Refunding Bonds
4,000,000 3.750
(b)(c)
04/01/2036
4,010,768

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Economic Development Authority Solid
Waste Disposal Facilities Revenue Refunding Bonds
for Wheeling Power Company Project Series 2013A
(NR/BBB+) (PUTABLE)
$ 10,850,000 3.000%
(b)(c)
06/01/2037
$ 10,804,246
24,844,560
Wisconsin - 1.7%
City of Kaukauna Outagamie and Calumet Counties Wisconsin
Waterworks System RB Anticipation Notes (NR/A)
800,000 4.000
(f)
12/01/2029
806,366
City of Milwaukee GO Corporate Purpose Bonds Series 2017 B5
(NR/A-)
315,000 4.000
04/01/2028
315,296
170,000 4.000
04/01/2029
170,152
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2023 N3 (AGM) (NR/AA)
1,350,000 5.000
04/01/2027
1,373,383
City of Milwaukee Wisconsin GO Promissory Notes Series 2025
N2 (AGM) (A1/AA)
5,610,000 5.000
12/01/2031
6,151,744
5,670,000 5.000
12/01/2032
6,283,118
City of Milwaukee Wisconsin GO Promissory Notes Series 2026
N1 (AGM) (A1/AA)
1,310,000 5.000
12/01/2029
1,399,974
Columbia County GO Promissory Notes Series 2024A (Aa1/NR)
4,300,000 5.000
02/01/2031
4,712,287
4,500,000 5.000
02/01/2032
5,002,791
Milwaukee County GO North Shop Promissory Notes Series
2024B (Aa3/AA)
735,000 5.000
08/01/2030
791,198
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA)
250,000 4.000
07/01/2028
254,227
400,000 4.000
07/01/2031
403,570
475,000 4.000
07/01/2032
478,193
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
5,000,000 5.200
12/01/2037
5,081,266
Public Finance Authority RB Refunding for Fellowship Senior
Living Obligated Group Series 2019 A (NR/NR)
2,000,000 4.000
01/01/2027
2,000,811
1,720,000 4.000
01/01/2028
1,725,914
1,860,000 4.000
01/01/2030
1,865,594
Public Finance Authority Student Housing Facilities RB
750,000 5.000
06/01/2030
775,502
1,250,000 5.000
06/01/2035
1,325,765
School District ofNew Richmond St. Croix County, Wisconsin GO
Promissory Notes (Aa2/NR)
1,000,000 4.000
04/01/2028
1,022,127
State of Wisconsin GO Refunding Bonds of 2027, Series 1
(Forward Delivery) (Aa1/AA+)
1,500,000 5.000
(f)
05/01/2030
1,603,465
1,500,000 5.000
(f)
05/01/2031
1,629,701
1,500,000 5.000
(f)
05/01/2032
1,653,114
Washington County, Wisconsin GO Promissory Notes Series 2025
(Aaa/NR)
1,220,000 4.000
03/01/2034
1,293,967
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Waunakee Community School District, Wisconsin Bond
Anticipation Notes, Series 2025 (NR/AA-)
$ 5,750,000 3.625%
04/01/2030
$ 5,801,133
Waushara County Note Anticipation Notes Series 2022A (NR/A+)
5,260,000 4.500
06/01/2027
5,265,495
Wisconsin Health & Educational Facilities Authority RB Series
2018C-4 (Aa2/AA)
3,400,000 5.000
(b)(c)
08/15/2054
3,592,774
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
7,275,000 5.000
(d)
08/01/2027
7,275,000
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
3,490,000 2.850
(c)(e)
08/15/2054
3,490,000
Wisconsin Health and Educational Facilities Authority RB Series
2024A (NR/A+)
10,000,000 5.000
02/15/2029
10,487,069
Wisconsin Health and Educational Facilities Authority RB Series
2025A (NR/A+)
3,000,000 5.000
08/15/2030
3,235,927
Wisconsin Housing and Economic Development Authority
Multifamily Housing Bonds The Intersect Project 2024 Series
I (Aa1/NR)
2,250,000 5.000
(b)(c)
11/01/2058
2,275,697
89,542,620
TOTAL MUNICIPAL BONDS
(Cost $5,134,435,312)
5,174,534,188
a
Corporate Bonds - 0.2%
Board of Education of Fayette County Kentucky GO Tax and Revenue
Anticipation Notes Series 2026
5,000,000 4.000% 06/15/27 5,054,023
Marathon Central School District Cortland Broome and Tioga
Counties New York GO Bond Anticipation Notes 2026
7,550,000 4.000 07/22/27 7,635,333
12,689,356
TOTAL CORPORATE BONDS
(Cost $12,688,509)
12,689,356
Shares
Dividend
    Rate Value
a
Investment Company - 4.0%
(j)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
211,307,250 3.524% 211,307,250
(Cost $211,307,250)
TOTAL INVESTMENTS - 101.6%
(Cost $5,358,431,071)
$ 5,398,530,794
LIABILITIES IN EXCESS
OF OTHER ASSETS
- (1.6)%
(83,822,420)
NET ASSETS - 100.0%
$ 5,314,708,374
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
(a) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(b) Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current
market conditions.
(c) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2026.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.
(f) When-issued security.
(g) Issued with a zero coupon. Income is recognized through the accretion of discount.
(h) Zero coupon bond until next reset date.
(i) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j) Represents an affiliated issuer.
Security ratings disclosed, if any, are issued by either S&P Global
Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited.
A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC-ICC - American General Contractors-Interstate Commerce
Commission
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
BHAC-CR - Insured by Berkshire Hathaway Assurance Corp.
Insured Custodial Receipts
CCRC - Congregate Care Retirement Center
CNTY GTD - County Guaranteed
FGIC - Insured by Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PCRB - Pollution Control Revenue Bond
PSF-GTD - Guaranteed by Permanent School Fund
Q-SBLF - Qualified School Bond Loan Fund
RB - Revenue Bond
REMIC - Real Estate Mortgage Investment Conduit
RMKT - Remarketed
SCH BD
GTY
-
School Bond Guaranty
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
SONYMA - State of New York Mortgage Agency
ST AID
WITHHLDG
-
State Aid Withholding
ST APPROP - State Appropriation
ST
INTERCEPT
-
State Aid Intercept
TCRS - Transferable Custody Receipts
TRANS - Tax Revenue Anticipation Notes
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax

Goldman Sachs Municipal Funds
Schedule of Investments
June 30, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the
Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Instruments Fund ("Underlying Money
Market Fund") are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund's accounting policies and investment holdings, please see the Underlying Money Market Fund's shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts.
Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2026:
Dynamic Municipal Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Bond $ — $ 10,453,840 $ 10,598,572
Municipal Bond — 12,096,398,664 —
Investment Company 95,021,244 — —
Total
$ 95,021,244 $ 12,106,852,504 $ 10,598,572
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ (4,650,373) $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Geographic and Sector Risk — If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s performance. In addition, changes to monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
High Yield Municipal Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Bond $ — $ 29,344,143 $ 17,946,743
Municipal Bond — 13,441,618,216 —
Investment Company 81,835,897 — —
Total
$ 81,835,897 $ 13,470,962,359 $ 17,946,743
€ 1.00 € 1.00 € 1.00
Municipal Income Completion Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Bond $ — $ 149,813 $ 517,003
Municipal Bond — 340,541,996 —
Investment Company 1,414,460 — —
Total
$ 1,414,460 $ 340,691,809 $ 517,003
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ (225,118) $ — $ —
€ 1.00 € 1.00 € 1.00
Short Duration Tax-Free Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Bond $ — $ 12,689,356 $ —
Municipal Bond — 5,174,534,188 —
Investment Company 211,307,250 — —
Total
$ 211,307,250 $ 5,187,223,544 $ —
€ 1.00 € 1.00 € 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A
Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
June 30, 2026 (Unaudited)
Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. A Fund may purchase the securities of issuers that are in default.
State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income,
NAV, liquidity, and/or ability to preserve or realize capital appreciation.
Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect a
Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)